UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01944

Principal Variable Contracts Funds, Inc.
(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	December 31, 2024

Date of reporting period:	December 31, 2024

ITEM 1 – REPORT TO STOCKHOLDERS

(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Not applicable.
Class 3

Blue Chip Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Blue Chip Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$116	1.05%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the opinion of Principal Global Investors, LLC ("PGI"), the Fund's investment advisor, display characteristics of a "blue chip" company. For this Fund, companies with large market capitalizations are those with market capitalizations similar to companies in the Russell 1000 Growth Index ("Index"). Performance benefited from selection in financials, consumer discretionary, industrials and communication services. Amazon was the Fund’s largest contributor. Both retail and cloud business Amazon Web Services performed well last year. The next largest contributor was Netflix. The company’s free cashflow growth pushed its flywheel to profitably reinvest in its business and attract more subscribers. The third largest contributor was Alphabet. The company’s efficiency efforts had a positive impact on financial results. Company selection in information technology, real estate and healthcare detracted from performance. Having a smaller weight in Nvidia than its weight in the Index, detracted on a relative basis. Commercial real estate data and analytics business CoStar detracted. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized. Animal Health business Zoetis detracted from performance. The pet industry in general has not yet normalized following the pandemic bump, resulting in less visits to the veterinarian.

How did the Fund perform since inception?

	Class 3 Shares at net asset value $14,932	Russell 1000 Index $16,538	Russell 1000 Growth Index $17,908
12/20	10,000	10,000	10,000
12/20	10,340	10,265	10,409
1/21	9,990	10,180	10,332
2/21	10,310	10,475	10,330
3/21	10,520	10,872	10,507
4/21	11,390	11,457	11,222
5/21	11,400	11,512	11,067
6/21	12,060	11,800	11,761
7/21	12,440	12,045	12,149
8/21	12,870	12,394	12,603
9/21	12,201	11,824	11,897
10/21	13,031	12,645	12,928
11/21	12,761	12,475	13,007
12/21	12,896	12,981	13,282
1/22	11,698	12,249	12,142
2/22	10,993	11,913	11,626
3/22	11,225	12,315	12,081
4/22	9,775	11,217	10,622
5/22	9,715	11,200	10,375
6/22	8,940	10,262	9,553
7/22	9,987	11,218	10,700
8/22	9,443	10,787	10,201
9/22	8,399	9,789	9,210
10/22	8,883	10,574	9,748
11/22	9,467	11,146	10,192
12/22	8,873	10,498	9,412
1/23	9,639	11,202	10,196
2/23	9,276	10,935	10,075
3/23	9,659	11,281	10,764
4/23	9,871	11,421	10,870
5/23	10,062	11,474	11,366
6/23	10,788	12,249	12,143
7/23	11,101	12,670	12,552
8/23	11,141	12,448	12,439
9/23	10,506	11,863	11,763
10/23	10,496	11,577	11,595
11/23	11,847	12,658	12,859
12/23	12,341	13,283	13,429
1/24	12,653	13,468	13,764
2/24	13,289	14,195	14,703
3/24	13,541	14,650	14,961
4/24	12,946	14,027	14,327
5/24	13,359	14,687	15,184
6/24	13,873	15,174	16,208
7/24	14,004	15,394	15,933
8/24	14,277	15,759	16,265
9/24	14,498	16,096	16,725
10/24	14,297	15,984	16,670
11/24	15,355	17,013	17,751
12/24	14,932	16,538	17,908

Average Annual Total Returns

Name	1-Year	Since InceptionFootnote Reference*
Class 3 Shares	21.00%	10.38%
Russell 1000 Index	24.51%	13.19%
Russell 1000 Growth Index	33.36%	15.43%
Footnote	Description
Footnote*	Since inception performance is calculated from December 9, 2020, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$23,633
  Total Number of Portfolio Holdings41
  Portfolio Turnover Rate 23.1%
  Total Advisory Fees Paid (amount in thousands)$125

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.34%
Investment Companies	1.66%
Other Assets and Liabilities	(1.00)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	25.64%
Financial	25.53%
Communications	21.26%
Consumer, Cyclical	8.61%
Consumer, Non-cyclical	8.45%
Industrial	7.84%
Basic Materials	2.01%
Money Market Funds	1.66%
Other Assets and Liabilities	(1.00)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC897AR3-0

Class 1

Bond Market Index Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Bond Market Index Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$15	0.15%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund uses a passive investment approach known as "sampling" to invest at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg U.S. Aggregate Bond Index ("Index") at the time of purchase. The Index is composed of investment grade, fixed rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the 12 months ending December 31, 2024, the Fund’s investments underperformed the Index. Top contributors to performance included a slightly lower allocation compared to Index weight to government related credit, security specific impacts within U.S. Treasury securities, and security specific impacts within sovereign bonds. Primary detractors to performance included a slightly lower allocation compared to Index weight to commercial mortgage-backed securities, security specific impacts within mortgage-backed securities, and security specific impacts within investment grade corporate bonds.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $11,169	Bloomberg U.S. Aggregate Bond Index $11,432
12/14	10,000	10,000
1/15	10,203	10,210
2/15	10,106	10,114
3/15	10,145	10,161
4/15	10,106	10,124
5/15	10,077	10,100
6/15	9,971	9,990
7/15	10,039	10,059
8/15	10,013	10,045
9/15	10,082	10,113
10/15	10,082	10,114
11/15	10,052	10,088
12/15	10,013	10,055
1/16	10,150	10,193
2/16	10,219	10,266
3/16	10,308	10,360
4/16	10,347	10,400
5/16	10,347	10,402
6/16	10,533	10,589
7/16	10,592	10,656
8/16	10,582	10,644
9/16	10,572	10,638
10/16	10,482	10,556
11/16	10,232	10,307
12/16	10,242	10,321
1/17	10,262	10,341
2/17	10,322	10,411
3/17	10,312	10,405
4/17	10,392	10,486
5/17	10,472	10,566
6/17	10,462	10,556
7/17	10,502	10,601
8/17	10,597	10,696
9/17	10,536	10,645
10/17	10,546	10,652
11/17	10,526	10,638
12/17	10,577	10,687
1/18	10,455	10,564
2/18	10,353	10,464
3/18	10,414	10,531
4/18	10,332	10,452
5/18	10,404	10,527
6/18	10,394	10,514
7/18	10,394	10,516
8/18	10,455	10,584
9/18	10,390	10,516
10/18	10,307	10,433
11/18	10,359	10,495
12/18	10,557	10,688
1/19	10,661	10,801
2/19	10,661	10,795
3/19	10,858	11,002
4/19	10,858	11,005
5/19	11,045	11,201
6/19	11,191	11,341
7/19	11,212	11,366
8/19	11,503	11,661
9/19	11,440	11,599
10/19	11,472	11,634
11/19	11,461	11,628
12/19	11,451	11,620
1/20	11,675	11,843
2/20	11,878	12,056
3/20	11,825	11,985
4/20	12,028	12,198
5/20	12,070	12,255
6/20	12,145	12,332
7/20	12,316	12,517
8/20	12,209	12,416
9/20	12,197	12,409
10/20	12,143	12,353
11/20	12,263	12,475
12/20	12,285	12,492
1/21	12,186	12,402
2/21	11,967	12,223
3/21	11,869	12,071
4/21	11,956	12,166
5/21	11,978	12,206
6/21	12,077	12,291
7/21	12,208	12,429
8/21	12,186	12,405
9/21	12,082	12,298
10/21	12,071	12,294
11/21	12,105	12,331
12/21	12,060	12,299
1/22	11,813	12,034
2/22	11,679	11,900
3/22	11,354	11,569
4/22	10,917	11,130
5/22	10,995	11,202
6/22	10,816	11,026
7/22	11,085	11,296
8/22	10,771	10,977
9/22	10,300	10,502
10/22	10,163	10,366
11/22	10,541	10,748
12/22	10,472	10,699
1/23	10,817	11,028
2/23	10,530	10,743
3/23	10,805	11,016
4/23	10,862	11,083
5/23	10,748	10,962
6/23	10,713	10,923
7/23	10,702	10,915
8/23	10,633	10,846
9/23	10,356	10,570
10/23	10,192	10,403
11/23	10,650	10,874
12/23	11,050	11,291
1/24	11,026	11,260
2/24	10,873	11,100
3/24	10,956	11,203
4/24	10,685	10,920
5/24	10,873	11,105
6/24	10,967	11,210
7/24	11,226	11,472
8/24	11,391	11,637
9/24	11,545	11,793
10/24	11,254	11,500
11/24	11,363	11,622
12/24	11,169	11,432

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	1.08%	-0.50%	1.11%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,160,284
  Total Number of Portfolio Holdings4,363
  Portfolio Turnover Rate 49.4%
  Total Advisory Fees Paid (amount in thousands)$3,283

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.02%
Bonds	28.83%
Investment Companies	2.17%
Municipal Bonds	0.51%
Other Assets and Liabilities	(1.53)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	47.77%
Mortgage Securities	26.59%
Financial	8.21%
Consumer, Non-cyclical	4.44%
Utilities	2.23%
Communications	2.17%
Money Market Funds	2.17%
Industrial	1.90%
Technology	1.73%
Energy	1.72%
Consumer, Cyclical	1.52%
Basic Materials	0.57%
Revenue Bonds	0.30%
General Obligation Unlimited	0.17%
Insured	0.04%
Prerefunded	0.00%
General Obligation Limited	0.00%
Other Assets and Liabilities	(1.53)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC5AR1-0

Class 1

Core Plus Bond Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Core Plus Bond Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$49	0.49%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. Such investments include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities and mortgage-backed securities (securitized products, including collateralized mortgage obligations); corporate bonds; and foreign securities, including emerging market securities. During the past year, the top contributing factors included an out-of-index allocation to below investment grade corporate bonds, security selection within investment grade corporate bonds, and curve positioning. The top detracting factors were duration positioning, an overweight allocation to mortgage-backed securities, and security selection within U.S. Treasury securities.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $11,699	Bloomberg U.S. Aggregate Bond Index $11,432
12/14	10,000	10,000
1/15	10,175	10,210
2/15	10,140	10,114
3/15	10,183	10,161
4/15	10,166	10,124
5/15	10,140	10,100
6/15	10,017	9,990
7/15	10,061	10,059
8/15	10,015	10,045
9/15	10,042	10,113
10/15	10,078	10,114
11/15	10,033	10,088
12/15	9,952	10,055
1/16	10,033	10,193
2/16	10,087	10,266
3/16	10,231	10,360
4/16	10,330	10,400
5/16	10,339	10,402
6/16	10,510	10,589
7/16	10,618	10,656
8/16	10,628	10,644
9/16	10,628	10,638
10/16	10,563	10,556
11/16	10,321	10,307
12/16	10,358	10,321
1/17	10,405	10,341
2/17	10,488	10,411
3/17	10,479	10,405
4/17	10,563	10,486
5/17	10,656	10,566
6/17	10,665	10,556
7/17	10,721	10,601
8/17	10,799	10,696
9/17	10,780	10,645
10/17	10,808	10,652
11/17	10,799	10,638
12/17	10,856	10,687
1/18	10,770	10,564
2/18	10,646	10,464
3/18	10,674	10,531
4/18	10,607	10,452
5/18	10,646	10,527
6/18	10,627	10,514
7/18	10,665	10,516
8/18	10,722	10,584
9/18	10,673	10,516
10/18	10,554	10,433
11/18	10,574	10,495
12/18	10,703	10,688
1/19	10,871	10,801
2/19	10,891	10,795
3/19	11,099	11,002
4/19	11,128	11,005
5/19	11,287	11,201
6/19	11,465	11,341
7/19	11,505	11,366
8/19	11,762	11,661
9/19	11,711	11,599
10/19	11,711	11,634
11/19	11,721	11,628
12/19	11,752	11,620
1/20	11,946	11,843
2/20	12,130	12,056
3/20	11,813	11,985
4/20	12,192	12,198
5/20	12,335	12,255
6/20	12,457	12,332
7/20	12,743	12,517
8/20	12,662	12,416
9/20	12,631	12,409
10/20	12,610	12,353
11/20	12,832	12,475
12/20	12,875	12,492
1/21	12,779	12,402
2/21	12,610	12,223
3/21	12,525	12,071
4/21	12,642	12,166
5/21	12,663	12,206
6/21	12,790	12,291
7/21	12,885	12,429
8/21	12,896	12,405
9/21	12,806	12,298
10/21	12,806	12,294
11/21	12,794	12,331
12/21	12,817	12,299
1/22	12,526	12,034
2/22	12,348	11,900
3/22	12,046	11,569
4/22	11,555	11,130
5/22	11,611	11,202
6/22	11,332	11,026
7/22	11,644	11,296
8/22	11,343	10,977
9/22	10,784	10,502
10/22	10,655	10,366
11/22	11,064	10,748
12/22	11,006	10,699
1/23	11,368	11,028
2/23	11,076	10,743
3/23	11,321	11,016
4/23	11,380	11,083
5/23	11,251	10,962
6/23	11,205	10,923
7/23	11,205	10,915
8/23	11,111	10,846
9/23	10,799	10,570
10/23	10,607	10,403
11/23	11,125	10,874
12/23	11,594	11,291
1/24	11,582	11,260
2/24	11,401	11,100
3/24	11,510	11,203
4/24	11,209	10,920
5/24	11,401	11,105
6/24	11,522	11,210
7/24	11,799	11,472
8/24	11,967	11,637
9/24	12,109	11,793
10/24	11,761	11,500
11/24	11,897	11,622
12/24	11,699	11,432

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	0.90%	-0.09%	1.58%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$204,623
  Total Number of Portfolio Holdings804
  Portfolio Turnover Rate 177.7%
  Total Advisory Fees Paid (amount in thousands)$972

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	65.81%
U.S. Government & Government Agency Obligations	32.90%
Investment Companies	7.14%
Senior Floating Rate Interests	5.04%
Other Assets and LiabilitiesFootnote Reference*	(10.89)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	32.99%
Financial	17.53%
Asset Backed Securities	10.09%
Government	7.56%
Money Market Funds	7.14%
Consumer, Non-cyclical	6.95%
Consumer, Cyclical	5.23%
Industrial	5.11%
Energy	4.99%
Utilities	4.80%
Communications	3.39%
Technology	3.27%
Basic Materials	1.84%
Other Assets and LiabilitiesFootnote Reference*	(10.89)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC4AR1-0

Class 1

Diversified Balanced Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Diversified Balanced Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$5	0.05%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes. It generally allocates approximately 50% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments, including investments in smaller companies, and approximately 50% to fixed-income index underlying funds for intermediate duration fixed-income exposure. Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $18,369	Bloomberg U.S. Aggregate Bond Index $11,432
12/14	10,000	10,000
1/15	9,979	10,210
2/15	10,208	10,114
3/15	10,174	10,161
4/15	10,195	10,124
5/15	10,236	10,100
6/15	10,090	9,990
7/15	10,202	10,059
8/15	9,888	10,045
9/15	9,774	10,113
10/15	10,143	10,114
11/15	10,143	10,088
12/15	10,016	10,055
1/16	9,831	10,193
2/16	9,838	10,266
3/16	10,222	10,360
4/16	10,278	10,400
5/16	10,356	10,402
6/16	10,435	10,589
7/16	10,662	10,656
8/16	10,670	10,644
9/16	10,677	10,638
10/16	10,511	10,556
11/16	10,590	10,307
12/16	10,706	10,321
1/17	10,815	10,341
2/17	11,018	10,411
3/17	11,040	10,405
4/17	11,142	10,486
5/17	11,250	10,566
6/17	11,294	10,556
7/17	11,425	10,601
8/17	11,466	10,696
9/17	11,585	10,645
10/17	11,713	10,652
11/17	11,870	10,638
12/17	11,952	10,687
1/18	12,191	10,564
2/18	11,885	10,464
3/18	11,825	10,531
4/18	11,810	10,452
5/18	11,982	10,527
6/18	11,997	10,514
7/18	12,191	10,516
8/18	12,386	10,584
9/18	12,362	10,516
10/18	11,849	10,433
11/18	11,989	10,495
12/18	11,576	10,688
1/19	12,105	10,801
2/19	12,308	10,795
3/19	12,495	11,002
4/19	12,736	11,005
5/19	12,425	11,201
6/19	12,931	11,341
7/19	13,001	11,366
8/19	13,040	11,661
9/19	13,145	11,599
10/19	13,311	11,634
11/19	13,519	11,628
12/19	13,709	11,620
1/20	13,776	11,843
2/20	13,328	12,056
3/20	12,431	11,985
4/20	13,278	12,198
5/20	13,635	12,255
6/20	13,826	12,332
7/20	14,257	12,517
8/20	14,647	12,416
9/20	14,376	12,409
10/20	14,209	12,353
11/20	15,125	12,475
12/20	15,486	12,492
1/21	15,407	12,402
2/21	15,530	12,223
3/21	15,768	12,071
4/21	16,199	12,166
5/21	16,305	12,206
6/21	16,481	12,291
7/21	16,701	12,429
8/21	16,913	12,405
9/21	16,477	12,298
10/21	16,961	12,294
11/21	16,857	12,331
12/21	17,199	12,299
1/22	16,572	12,034
2/22	16,278	11,900
3/22	16,278	11,569
4/22	15,290	11,130
5/22	15,404	11,202
6/22	14,606	11,026
7/22	15,432	11,296
8/22	14,891	10,977
9/22	13,879	10,502
10/22	14,354	10,366
11/22	15,099	10,748
12/22	14,645	10,699
1/23	15,401	11,028
2/23	15,012	10,743
3/23	15,390	11,016
4/23	15,520	11,083
5/23	15,390	10,962
6/23	15,865	10,923
7/23	16,124	10,915
8/23	15,886	10,846
9/23	15,308	10,570
10/23	14,967	10,403
11/23	15,967	10,874
12/23	16,720	11,291
1/24	16,755	11,260
2/24	17,038	11,100
3/24	17,391	11,203
4/24	16,802	10,920
5/24	17,367	11,105
6/24	17,603	11,210
7/24	18,038	11,472
8/24	18,356	11,637
9/24	18,629	11,793
10/24	18,245	11,500
11/24	18,840	11,622
12/24	18,369	11,432

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
Class 1 Shares	9.86%	6.03%	6.27%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 30, 2009.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Balanced Custom Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Balanced Custom Index are as follows: 50% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$622,231
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate 12.6%
  Total Advisory Fees Paid (amount in thousands)$348

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	50.66%
Domestic Equity Funds	42.40%
International Equity Funds	6.97%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC6AR1-0

Class 2

Diversified Balanced Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Diversified Balanced Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$31	0.30%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes. It generally allocates approximately 50% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments, including investments in smaller companies, and approximately 50% to fixed-income index underlying funds for intermediate duration fixed-income exposure. Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $18,032	Bloomberg U.S. Aggregate Bond Index $11,432
12/14	10,000	10,000
1/15	9,979	10,210
2/15	10,208	10,114
3/15	10,174	10,161
4/15	10,195	10,124
5/15	10,236	10,100
6/15	10,090	9,990
7/15	10,202	10,059
8/15	9,888	10,045
9/15	9,774	10,113
10/15	10,143	10,114
11/15	10,143	10,088
12/15	10,016	10,055
1/16	9,831	10,193
2/16	9,838	10,266
3/16	10,222	10,360
4/16	10,278	10,400
5/16	10,356	10,402
6/16	10,435	10,589
7/16	10,662	10,656
8/16	10,670	10,644
9/16	10,677	10,638
10/16	10,511	10,556
11/16	10,590	10,307
12/16	10,706	10,321
1/17	10,815	10,341
2/17	11,018	10,411
3/17	11,040	10,405
4/17	11,142	10,486
5/17	11,250	10,566
6/17	11,287	10,556
7/17	11,417	10,601
8/17	11,460	10,696
9/17	11,579	10,645
10/17	11,706	10,652
11/17	11,856	10,638
12/17	11,930	10,687
1/18	12,169	10,564
2/18	11,863	10,464
3/18	11,803	10,531
4/18	11,781	10,452
5/18	11,952	10,527
6/18	11,960	10,514
7/18	12,161	10,516
8/18	12,348	10,584
9/18	12,322	10,516
10/18	11,811	10,433
11/18	11,943	10,495
12/18	11,525	10,688
1/19	12,059	10,801
2/19	12,253	10,795
3/19	12,438	11,002
4/19	12,671	11,005
5/19	12,361	11,201
6/19	12,864	11,341
7/19	12,926	11,366
8/19	12,965	11,661
9/19	13,074	11,599
10/19	13,230	11,634
11/19	13,428	11,628
12/19	13,625	11,620
1/20	13,683	11,843
2/20	13,238	12,056
3/20	12,341	11,985
4/20	13,181	12,198
5/20	13,535	12,255
6/20	13,724	12,332
7/20	14,144	12,517
8/20	14,523	12,416
9/20	14,257	12,409
10/20	14,083	12,353
11/20	14,998	12,475
12/20	15,346	12,492
1/21	15,268	12,402
2/21	15,381	12,223
3/21	15,616	12,071
4/21	16,035	12,166
5/21	16,148	12,206
6/21	16,314	12,291
7/21	16,532	12,429
8/21	16,732	12,405
9/21	16,297	12,298
10/21	16,775	12,294
11/21	16,662	12,331
12/21	17,009	12,299
1/22	16,372	12,034
2/22	16,081	11,900
3/22	16,081	11,569
4/22	15,107	11,130
5/22	15,210	11,202
6/22	14,422	11,026
7/22	15,228	11,296
8/22	14,694	10,977
9/22	13,688	10,502
10/22	14,154	10,366
11/22	14,887	10,748
12/22	14,441	10,699
1/23	15,184	11,028
2/23	14,802	10,743
3/23	15,162	11,016
4/23	15,290	11,083
5/23	15,152	10,962
6/23	15,629	10,923
7/23	15,884	10,915
8/23	15,651	10,846
9/23	15,059	10,570
10/23	14,736	10,403
11/23	15,716	10,874
12/23	16,443	11,291
1/24	16,477	11,260
2/24	16,754	11,100
3/24	17,100	11,203
4/24	16,512	10,920
5/24	17,066	11,105
6/24	17,296	11,210
7/24	17,711	11,472
8/24	18,023	11,637
9/24	18,299	11,793
10/24	17,911	11,500
11/24	18,493	11,622
12/24	18,032	11,432

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	9.67%	5.76%	6.07%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Balanced Custom Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Balanced Custom Index are as follows: 50% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$622,231
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate 12.6%
  Total Advisory Fees Paid (amount in thousands)$348

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	50.66%
Domestic Equity Funds	42.40%
International Equity Funds	6.97%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC6AR2-0

Class 3

Diversified Balanced Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Diversified Balanced Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$47	0.45%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes. It generally allocates approximately 50% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments, including investments in smaller companies, and approximately 50% to fixed-income index underlying funds for intermediate duration fixed-income exposure. Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year.

How did the Fund perform over the last 10 years?

	Class 3 Shares at net asset value $17,759	Bloomberg U.S. Aggregate Bond Index $11,432
12/14	10,000	10,000
1/15	9,978	10,210
2/15	10,206	10,114
3/15	10,170	10,161
4/15	10,190	10,124
5/15	10,230	10,100
6/15	10,083	9,990
7/15	10,193	10,059
8/15	9,878	10,045
9/15	9,763	10,113
10/15	10,131	10,114
11/15	10,130	10,088
12/15	10,001	10,055
1/16	9,815	10,193
2/16	9,821	10,266
3/16	10,202	10,360
4/16	10,258	10,400
5/16	10,334	10,402
6/16	10,411	10,589
7/16	10,636	10,656
8/16	10,644	10,644
9/16	10,649	10,638
10/16	10,482	10,556
11/16	10,560	10,307
12/16	10,674	10,321
1/17	10,781	10,341
2/17	10,983	10,411
3/17	11,003	10,405
4/17	11,103	10,486
5/17	11,210	10,566
6/17	11,245	10,556
7/17	11,373	10,601
8/17	11,414	10,696
9/17	11,532	10,645
10/17	11,657	10,652
11/17	11,804	10,638
12/17	11,877	10,687
1/18	12,113	10,564
2/18	11,807	10,464
3/18	11,746	10,531
4/18	11,722	10,452
5/18	11,892	10,527
6/18	11,898	10,514
7/18	12,096	10,516
8/18	12,280	10,584
9/18	12,253	10,516
10/18	11,744	10,433
11/18	11,873	10,495
12/18	11,456	10,688
1/19	11,985	10,801
2/19	12,177	10,795
3/19	12,360	11,002
4/19	12,589	11,005
5/19	12,280	11,201
6/19	12,778	11,341
7/19	12,838	11,366
8/19	12,875	11,661
9/19	12,981	11,599
10/19	13,135	11,634
11/19	13,329	11,628
12/19	13,524	11,620
1/20	13,579	11,843
2/20	13,136	12,056
3/20	12,244	11,985
4/20	13,076	12,198
5/20	13,425	12,255
6/20	13,612	12,332
7/20	14,026	12,517
8/20	14,400	12,416
9/20	14,135	12,409
10/20	13,960	12,353
11/20	14,866	12,475
12/20	15,211	12,492
1/21	15,124	12,402
2/21	15,237	12,223
3/21	15,471	12,071
4/21	15,886	12,166
5/21	15,990	12,206
6/21	16,154	12,291
7/21	16,370	12,429
8/21	16,561	12,405
9/21	16,141	12,298
10/21	16,607	12,294
11/21	16,495	12,331
12/21	16,831	12,299
1/22	16,206	12,034
2/22	15,917	11,900
3/22	15,908	11,569
4/22	14,937	11,130
5/22	15,040	11,202
6/22	14,266	11,026
7/22	15,059	11,296
8/22	14,527	10,977
9/22	13,534	10,502
10/22	14,000	10,366
11/22	14,711	10,748
12/22	14,265	10,699
1/23	14,997	11,028
2/23	14,615	10,743
3/23	14,976	11,016
4/23	15,103	11,083
5/23	14,965	10,962
6/23	15,432	10,923
7/23	15,676	10,915
8/23	15,443	10,846
9/23	14,872	10,570
10/23	14,537	10,403
11/23	15,507	10,874
12/23	16,223	11,291
1/24	16,258	11,260
2/24	16,524	11,100
3/24	16,858	11,203
4/24	16,293	10,920
5/24	16,824	11,105
6/24	17,055	11,210
7/24	17,470	11,472
8/24	17,771	11,637
9/24	18,039	11,793
10/24	17,650	11,500
11/24	18,221	11,622
12/24	17,759	11,432

Average Annual Total Returns

Name	1-Year	5-YearFootnote Reference*	10-YearFootnote Reference*
Class 3 Shares	9.47%	5.60%	5.91%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 30, 2009.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Balanced Custom Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Balanced Custom Index are as follows: 50% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$622,231
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate 12.6%
  Total Advisory Fees Paid (amount in thousands)$348

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	50.66%
Domestic Equity Funds	42.40%
International Equity Funds	6.97%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective May 1, 2024, the Manager contractually agreed to limit the Fund's Class 3 expenses so that the total level of operating expenses do not exceed 0.48%. Following the close of business on May 1, 2025, the Fund’s Class 3 shares will convert into Class 2 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC6AR3-0

Class 2

Diversified Balanced Adaptive Allocation Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Diversified Balanced Adaptive Allocation Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$40	0.38%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk, while seeking to control volatility. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). The Fund also invests in cash and cash equivalents (as investments and/or to serve as margin or collateral for derivatives positions) and derivative instruments (primarily exchange-traded futures). Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year. The Fund may utilize futures to manage equity exposures, reducing risk and volatility profiles as dictated by market conditions and proprietary volatility signals.

How did the Fund perform since inception?

	Class 2 Shares at net asset value $15,235	Bloomberg U.S. Aggregate Bond Index $11,000
3/17	10,000	10,000
3/17	10,000	10,012
4/17	10,090	10,090
5/17	10,190	10,167
6/17	10,220	10,157
7/17	10,340	10,201
8/17	10,370	10,292
9/17	10,480	10,243
10/17	10,590	10,249
11/17	10,730	10,236
12/17	10,810	10,283
1/18	11,030	10,165
2/18	10,710	10,068
3/18	10,600	10,133
4/18	10,570	10,057
5/18	10,720	10,129
6/18	10,730	10,117
7/18	10,910	10,119
8/18	11,080	10,184
9/18	11,045	10,119
10/18	10,631	10,039
11/18	10,712	10,099
12/18	10,409	10,284
1/19	10,712	10,393
2/19	10,873	10,387
3/19	11,035	10,587
4/19	11,247	10,590
5/19	10,964	10,778
6/19	11,398	10,913
7/19	11,459	10,937
8/19	11,469	11,220
9/19	11,537	11,161
10/19	11,680	11,194
11/19	11,855	11,188
12/19	12,019	11,181
1/20	12,080	11,396
2/20	11,803	11,601
3/20	11,465	11,533
4/20	11,660	11,738
5/20	11,834	11,792
6/20	11,957	11,867
7/20	12,214	12,044
8/20	12,542	11,947
9/20	12,319	11,940
10/20	12,151	11,887
11/20	12,794	12,003
12/20	13,079	12,020
1/21	13,005	11,934
2/21	13,068	11,761
3/21	13,248	11,615
4/21	13,596	11,706
5/21	13,691	11,745
6/21	13,828	11,827
7/21	14,018	11,959
8/21	14,186	11,937
9/21	13,812	11,833
10/21	14,213	11,830
11/21	14,126	11,865
12/21	14,398	11,835
1/22	13,855	11,580
2/22	13,671	11,450
3/22	13,541	11,132
4/22	12,835	10,710
5/22	12,911	10,779
6/22	12,456	10,610
7/22	12,987	10,869
8/22	12,553	10,562
9/22	11,917	10,106
10/22	12,152	9,975
11/22	12,777	10,342
12/22	12,412	10,295
1/23	13,001	10,612
2/23	12,671	10,337
3/23	12,942	10,600
4/23	13,060	10,664
5/23	12,942	10,548
6/23	13,343	10,510
7/23	13,555	10,503
8/23	13,355	10,436
9/23	12,856	10,171
10/23	12,567	10,010
11/23	13,410	10,464
12/23	14,036	10,864
1/24	14,060	10,834
2/24	14,288	10,681
3/24	14,589	10,780
4/24	14,084	10,508
5/24	14,565	10,686
6/24	14,758	10,787
7/24	15,107	11,039
8/24	15,215	11,197
9/24	15,458	11,347
10/24	15,123	11,066
11/24	15,619	11,183
12/24	15,235	11,000

Average Annual Total Returns

Name	1-Year	5-Year	Since InceptionFootnote Reference*
Class 2 Shares	8.54%	4.86%	5.58%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.24%
Footnote	Description
Footnote*	Since inception performance is calculated from March 30, 2017, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Balanced Adaptive Allocation Custom Index (f/k/a Diversified Balanced Volatility Control Custom Index). The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Balanced Adaptive Allocation Custom Index (f/k/a Diversified Balanced Volatility Control Custom Index) are as follows: 50% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$234,916
  Total Number of Portfolio Holdings7
  Portfolio Turnover Rate 32.7%
  Total Advisory Fees Paid (amount in thousands)$293

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.08%
Other Assets and Liabilities	(0.08)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	50.66%
Domestic Equity Funds	22.57%
Exchange-Traded Funds	19.84%
International Equity Funds	7.01%
Money Market Funds	0.00%
Other Assets and Liabilities	(0.08)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective May 1, 2024, the Diversified Balanced Volatility Control Account changed its name to Diversified Balanced Adaptive Allocation Account.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC52AR2-0

Class 3

Diversified Balanced Adaptive Allocation Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Diversified Balanced Adaptive Allocation Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$55	0.53%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk, while seeking to control volatility. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). The Fund also invests in cash and cash equivalents (as investments and/or to serve as margin or collateral for derivatives positions) and derivative instruments (primarily exchange-traded futures). Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year. The Fund may utilize futures to manage equity exposures, reducing risk and volatility profiles as dictated by market conditions and proprietary volatility signals.

How did the Fund perform since inception?

	Class 3 Shares at net asset value $15,070	Bloomberg U.S. Aggregate Bond Index $11,000
3/17	10,000	10,000
3/17	10,000	10,012
4/17	10,090	10,090
5/17	10,190	10,167
6/17	10,220	10,157
7/17	10,339	10,201
8/17	10,368	10,292
9/17	10,476	10,243
10/17	10,585	10,249
11/17	10,724	10,236
12/17	10,802	10,283
1/18	11,021	10,165
2/18	10,700	10,068
3/18	10,589	10,133
4/18	10,558	10,057
5/18	10,706	10,129
6/18	10,715	10,117
7/18	10,893	10,119
8/18	11,062	10,184
9/18	11,025	10,119
10/18	10,611	10,039
11/18	10,690	10,099
12/18	10,386	10,284
1/19	10,687	10,393
2/19	10,847	10,387
3/19	11,007	10,587
4/19	11,217	10,590
5/19	10,934	10,778
6/19	11,365	10,913
7/19	11,424	10,937
8/19	11,433	11,220
9/19	11,499	11,161
10/19	11,641	11,194
11/19	11,813	11,188
12/19	11,975	11,181
1/20	12,035	11,396
2/20	11,757	11,601
3/20	11,419	11,533
4/20	11,611	11,738
5/20	11,784	11,792
6/20	11,905	11,867
7/20	12,159	12,044
8/20	12,484	11,947
9/20	12,261	11,940
10/20	12,091	11,887
11/20	12,730	12,003
12/20	13,013	12,020
1/21	12,939	11,934
2/21	13,002	11,761
3/21	13,170	11,615
4/21	13,527	11,706
5/21	13,611	11,745
6/21	13,758	11,827
7/21	13,936	11,959
8/21	14,104	11,937
9/21	13,733	11,833
10/21	14,133	11,830
11/21	14,035	11,865
12/21	14,306	11,835
1/22	13,765	11,580
2/22	13,581	11,450
3/22	13,452	11,132
4/22	12,749	10,710
5/22	12,824	10,779
6/22	12,370	10,610
7/22	12,889	10,869
8/22	12,457	10,562
9/22	11,834	10,106
10/22	12,057	9,975
11/22	12,678	10,342
12/22	12,326	10,295
1/23	12,901	10,612
2/23	12,561	10,337
3/23	12,842	10,600
4/23	12,948	10,664
5/23	12,831	10,548
6/23	13,230	10,510
7/23	13,441	10,503
8/23	13,241	10,436
9/23	12,748	10,171
10/23	12,461	10,010
11/23	13,286	10,464
12/23	13,908	10,864
1/24	13,920	10,834
2/24	14,159	10,681
3/24	14,446	10,780
4/24	13,956	10,508
5/24	14,422	10,686
6/24	14,614	10,787
7/24	14,960	11,039
8/24	15,068	11,197
9/24	15,303	11,347
10/24	14,971	11,066
11/24	15,463	11,183
12/24	15,070	11,000

Average Annual Total Returns

Name	1-Year	5-YearFootnote Reference*	Since InceptionFootnote Reference*
Class 3 Shares	8.35%	4.70%	5.43%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.24%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is March 30, 2017.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Balanced Adaptive Allocation Custom Index (f/k/a Diversified Balanced Volatility Control Custom Index). The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Balanced Adaptive Allocation Custom Index (f/k/a Diversified Balanced Volatility Control Custom Index) are as follows: 50% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$234,916
  Total Number of Portfolio Holdings7
  Portfolio Turnover Rate 32.7%
  Total Advisory Fees Paid (amount in thousands)$293

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.08%
Other Assets and Liabilities	(0.08)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	50.66%
Domestic Equity Funds	22.57%
Exchange-Traded Funds	19.84%
International Equity Funds	7.01%
Money Market Funds	0.00%
Other Assets and Liabilities	(0.08)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective May 1, 2024, the Diversified Balanced Volatility Control Account changed its name to Diversified Balanced Adaptive Allocation Account. Effective May 1, 2024, the Manager contractually agreed to limit the Fund's Class 3 expenses so that the total level of operating expenses do not exceed 0.55%. Following the close of business on May 1, 2025, the Fund’s Class 3 shares will convert into Class 2 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC52AR3-0

Class 2

Diversified Balanced Strategic Allocation Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Diversified Balanced Strategic Allocation Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$32	0.31%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return as is consistent with reasonable risk, with an emphasis on managing volatility. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). It generally allocates approximately 50% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 50% to fixed-income index underlying funds for intermediate duration fixed-income exposure. Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $17,371	Bloomberg U.S. Aggregate Bond Index $11,432
12/14	10,000	10,000
1/15	9,991	10,210
2/15	10,202	10,114
3/15	10,175	10,161
4/15	10,193	10,124
5/15	10,221	10,100
6/15	10,074	9,990
7/15	10,184	10,059
8/15	9,880	10,045
9/15	9,768	10,113
10/15	10,123	10,114
11/15	10,132	10,088
12/15	10,001	10,055
1/16	9,824	10,193
2/16	9,833	10,266
3/16	10,197	10,360
4/16	10,253	10,400
5/16	10,319	10,402
6/16	10,402	10,589
7/16	10,617	10,656
8/16	10,624	10,644
9/16	10,624	10,638
10/16	10,464	10,556
11/16	10,530	10,307
12/16	10,643	10,321
1/17	10,747	10,341
2/17	10,945	10,411
3/17	10,955	10,405
4/17	11,049	10,486
5/17	11,162	10,566
6/17	11,191	10,556
7/17	11,314	10,601
8/17	11,350	10,696
9/17	11,466	10,645
10/17	11,582	10,652
11/17	11,726	10,638
12/17	11,803	10,687
1/18	12,015	10,564
2/18	11,745	10,464
3/18	11,687	10,531
4/18	11,659	10,452
5/18	11,822	10,527
6/18	11,822	10,514
7/18	12,005	10,516
8/18	12,189	10,584
9/18	12,151	10,516
10/18	11,688	10,433
11/18	11,808	10,495
12/18	11,426	10,688
1/19	11,929	10,801
2/19	12,121	10,795
3/19	12,292	11,002
4/19	12,514	11,005
5/19	12,222	11,201
6/19	12,705	11,341
7/19	12,766	11,366
8/19	12,806	11,661
9/19	12,902	11,599
10/19	13,048	11,634
11/19	13,246	11,628
12/19	13,422	11,620
1/20	13,485	11,843
2/20	13,079	12,056
3/20	12,206	11,985
4/20	13,006	12,198
5/20	13,339	12,255
6/20	13,516	12,332
7/20	13,921	12,517
8/20	14,275	12,416
9/20	14,024	12,409
10/20	13,859	12,353
11/20	14,707	12,475
12/20	15,038	12,492
1/21	14,960	12,402
2/21	15,060	12,223
3/21	15,269	12,071
4/21	15,665	12,166
5/21	15,765	12,206
6/21	15,919	12,291
7/21	16,128	12,429
8/21	16,304	12,405
9/21	15,891	12,298
10/21	16,327	12,294
11/21	16,224	12,331
12/21	16,533	12,299
1/22	15,949	12,034
2/22	15,674	11,900
3/22	15,639	11,569
4/22	14,723	11,130
5/22	14,826	11,202
6/22	14,093	11,026
7/22	14,849	11,296
8/22	14,345	10,977
9/22	13,409	10,502
10/22	13,845	10,366
11/22	14,538	10,748
12/22	14,115	10,699
1/23	14,808	11,028
2/23	14,436	10,743
3/23	14,769	11,016
4/23	14,885	11,083
5/23	14,744	10,962
6/23	15,167	10,923
7/23	15,398	10,915
8/23	15,231	10,846
9/23	14,677	10,570
10/23	14,348	10,403
11/23	15,265	10,874
12/23	15,962	11,291
1/24	15,990	11,260
2/24	16,236	11,100
3/24	16,564	11,203
4/24	16,017	10,920
5/24	16,523	11,105
6/24	16,728	11,210
7/24	17,139	11,472
8/24	17,412	11,637
9/24	17,657	11,793
10/24	17,285	11,500
11/24	17,815	11,622
12/24	17,371	11,432

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	8.83%	5.29%	5.68%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Balanced Strategic Allocation Custom Index (f/k/a Diversified Balanced Managed Volatility Custom Index). The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Balanced Strategic Allocation Custom Index (f/k/a Diversified Balanced Managed Volatility Custom Index) are as follows: 50% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$112,532
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate 14.6%
  Total Advisory Fees Paid (amount in thousands)$63

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	50.64%
Domestic Equity Funds	42.43%
International Equity Funds	6.96%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective May 1, 2024, the Diversified Balanced Managed Volatility Account changed its name to Diversified Balanced Strategic Allocation Account.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC43AR2-0

Class 3

Diversified Balanced Strategic Allocation Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Diversified Balanced Strategic Allocation Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$48	0.46%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return as is consistent with reasonable risk, with an emphasis on managing volatility. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). It generally allocates approximately 50% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 50% to fixed-income index underlying funds for intermediate duration fixed-income exposure. Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year.

How did the Fund perform over the last 10 years?

	Class 3 Shares at net asset value $17,122	Bloomberg U.S. Aggregate Bond Index $11,432
12/14	10,000	10,000
1/15	9,990	10,210
2/15	10,200	10,114
3/15	10,171	10,161
4/15	10,188	10,124
5/15	10,214	10,100
6/15	10,066	9,990
7/15	10,175	10,059
8/15	9,870	10,045
9/15	9,757	10,113
10/15	10,110	10,114
11/15	10,118	10,088
12/15	9,986	10,055
1/16	9,808	10,193
2/16	9,816	10,266
3/16	10,178	10,360
4/16	10,233	10,400
5/16	10,297	10,402
6/16	10,379	10,589
7/16	10,592	10,656
8/16	10,598	10,644
9/16	10,596	10,638
10/16	10,435	10,556
11/16	10,500	10,307
12/16	10,611	10,321
1/17	10,713	10,341
2/17	10,910	10,411
3/17	10,918	10,405
4/17	11,011	10,486
5/17	11,122	10,566
6/17	11,149	10,556
7/17	11,270	10,601
8/17	11,305	10,696
9/17	11,419	10,645
10/17	11,533	10,652
11/17	11,675	10,638
12/17	11,750	10,687
1/18	11,960	10,564
2/18	11,690	10,464
3/18	11,631	10,531
4/18	11,600	10,452
5/18	11,762	10,527
6/18	11,760	10,514
7/18	11,941	10,516
8/18	12,121	10,584
9/18	12,082	10,516
10/18	11,620	10,433
11/18	11,739	10,495
12/18	11,357	10,688
1/19	11,856	10,801
2/19	12,045	10,795
3/19	12,214	11,002
4/19	12,432	11,005
5/19	12,140	11,201
6/19	12,619	11,341
7/19	12,678	11,366
8/19	12,716	11,661
9/19	12,811	11,599
10/19	12,953	11,634
11/19	13,148	11,628
12/19	13,322	11,620
1/20	13,382	11,843
2/20	12,978	12,056
3/20	12,110	11,985
4/20	12,902	12,198
5/20	13,231	12,255
6/20	13,405	12,332
7/20	13,805	12,517
8/20	14,154	12,416
9/20	13,903	12,409
10/20	13,738	12,353
11/20	14,577	12,475
12/20	14,904	12,492
1/21	14,827	12,402
2/21	14,926	12,223
3/21	15,133	12,071
4/21	15,526	12,166
5/21	15,613	12,206
6/21	15,766	12,291
7/21	15,974	12,429
8/21	16,148	12,405
9/21	15,739	12,298
10/21	16,161	12,294
11/21	16,069	12,331
12/21	16,365	12,299
1/22	15,785	12,034
2/22	15,512	11,900
3/22	15,478	11,569
4/22	14,567	11,130
5/22	14,658	11,202
6/22	13,941	11,026
7/22	14,692	11,296
8/22	14,192	10,977
9/22	13,258	10,502
10/22	13,691	10,366
11/22	14,366	10,748
12/22	13,945	10,699
1/23	14,633	11,028
2/23	14,264	10,743
3/23	14,595	11,016
4/23	14,709	11,083
5/23	14,569	10,962
6/23	14,977	10,923
7/23	15,206	10,915
8/23	15,041	10,846
9/23	14,502	10,570
10/23	14,162	10,403
11/23	15,071	10,874
12/23	15,763	11,291
1/24	15,777	11,260
2/24	16,035	11,100
3/24	16,347	11,203
4/24	15,804	10,920
5/24	16,306	11,105
6/24	16,509	11,210
7/24	16,903	11,472
8/24	17,174	11,637
9/24	17,406	11,793
10/24	17,051	11,500
11/24	17,562	11,622
12/24	17,122	11,432

Average Annual Total Returns

Name	1-Year	5-YearFootnote Reference*	10-YearFootnote Reference*
Class 3 Shares	8.62%	5.15%	5.52%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is October 31, 2013.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Balanced Strategic Allocation Custom Index (f/k/a Diversified Balanced Managed Volatility Custom Index). The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Balanced Strategic Allocation Custom Index (f/k/a Diversified Balanced Managed Volatility Custom Index) are as follows: 50% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$112,532
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate 14.6%
  Total Advisory Fees Paid (amount in thousands)$63

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	50.64%
Domestic Equity Funds	42.43%
International Equity Funds	6.96%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective May 1, 2024, the Diversified Balanced Managed Volatility Account changed its name to Diversified Balanced Strategic Allocation Account. Effective May 1, 2024, the Manager contractually agreed to limit the Fund's Class 3 expenses so that the total level of operating expenses do not exceed 0.48%. Following the close of business on May 1, 2025, the Fund’s Class 3 shares will convert into Class 2 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC43AR3-0

Class 2

Diversified Growth Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Diversified Growth Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$32	0.30%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). It generally allocates approximately 65% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 35% to fixed-income index underlying funds for intermediate duration fixed-income exposure. Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $20,632	S&P 500 Index $34,254
12/14	10,000	10,000
1/15	9,916	9,700
2/15	10,247	10,257
3/15	10,182	10,095
4/15	10,227	10,192
5/15	10,292	10,323
6/15	10,130	10,123
7/15	10,260	10,335
8/15	9,851	9,712
9/15	9,678	9,471
10/15	10,157	10,270
11/15	10,170	10,301
12/15	10,017	10,138
1/16	9,725	9,635
2/16	9,718	9,622
3/16	10,183	10,275
4/16	10,250	10,315
5/16	10,349	10,500
6/16	10,396	10,527
7/16	10,675	10,915
8/16	10,690	10,931
9/16	10,697	10,933
10/16	10,506	10,733
11/16	10,683	11,131
12/16	10,833	11,351
1/17	10,969	11,566
2/17	11,220	12,025
3/17	11,254	12,039
4/17	11,370	12,163
5/17	11,492	12,334
6/17	11,547	12,411
7/17	11,703	12,666
8/17	11,735	12,705
9/17	11,910	12,967
10/17	12,071	13,270
11/17	12,281	13,677
12/17	12,372	13,829
1/18	12,736	14,621
2/18	12,358	14,082
3/18	12,246	13,724
4/18	12,253	13,777
5/18	12,449	14,108
6/18	12,470	14,195
7/18	12,736	14,724
8/18	12,967	15,203
9/18	12,953	15,290
10/18	12,285	14,245
11/18	12,445	14,535
12/18	11,814	13,223
1/19	12,481	14,282
2/19	12,749	14,741
3/19	12,924	15,027
4/19	13,243	15,636
5/19	12,757	14,642
6/19	13,388	15,674
7/19	13,460	15,899
8/19	13,402	15,648
9/19	13,567	15,940
10/19	13,774	16,286
11/19	14,050	16,877
12/19	14,318	17,386
1/20	14,318	17,379
2/20	13,636	15,949
3/20	12,426	13,979
4/20	13,452	15,771
5/20	13,912	16,522
6/20	14,142	16,850
7/20	14,647	17,801
8/20	15,199	19,080
9/20	14,842	18,355
10/20	14,615	17,867
11/20	15,812	19,823
12/20	16,289	20,585
1/21	16,216	20,377
2/21	16,458	20,939
3/21	16,830	21,856
4/21	17,380	23,022
5/21	17,517	23,183
6/21	17,719	23,724
7/21	17,962	24,288
8/21	18,253	25,026
9/21	17,689	23,863
10/21	18,370	25,534
11/21	18,198	25,357
12/21	18,698	26,494
1/22	17,922	25,123
2/22	17,568	24,371
3/22	17,698	25,276
4/22	16,516	23,071
5/22	16,628	23,114
6/22	15,602	21,206
7/22	16,611	23,161
8/22	15,990	22,217
9/22	14,780	20,170
10/22	15,490	21,804
11/22	16,366	23,022
12/22	15,763	21,696
1/23	16,668	23,059
2/23	16,259	22,496
3/23	16,648	23,322
4/23	16,813	23,686
5/23	16,668	23,789
6/23	17,349	25,361
7/23	17,728	26,176
8/23	17,417	25,759
9/23	16,715	24,531
10/23	16,323	24,015
11/23	17,510	26,208
12/23	18,378	27,399
1/24	18,431	27,859
2/24	18,919	29,347
3/24	19,374	30,291
4/24	18,664	29,054
5/24	19,374	30,494
6/24	19,660	31,589
7/24	20,147	31,973
8/24	20,518	32,749
9/24	20,832	33,448
10/24	20,409	33,145
11/24	21,211	35,090
12/24	20,632	34,254

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	12.26%	7.58%	7.51%
S&P 500 Index	25.02%	14.53%	13.10%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the S&P 500 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Growth Custom Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Growth Custom Index are as follows: 45% S&P 500 Index, 35% Bloomberg U.S. Aggregate Bond Index, 10% MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,383,994
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate 13.2%
  Total Advisory Fees Paid (amount in thousands)$1,420

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	54.44%
Fixed Income Funds	35.60%
International Equity Funds	9.99%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC7AR2-0

Class 3

Diversified Growth Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Diversified Growth Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$48	0.45%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). It generally allocates approximately 65% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 35% to fixed-income index underlying funds for intermediate duration fixed-income exposure. Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year.

How did the Fund perform over the last 10 years?

	Class 3 Shares at net asset value $20,316	S&P 500 Index $34,254
12/14	10,000	10,000
1/15	9,914	9,700
2/15	10,244	10,257
3/15	10,178	10,095
4/15	10,222	10,192
5/15	10,286	10,323
6/15	10,122	10,123
7/15	10,251	10,335
8/15	9,841	9,712
9/15	9,667	9,471
10/15	10,144	10,270
11/15	10,156	10,301
12/15	10,002	10,138
1/16	9,709	9,635
2/16	9,701	9,622
3/16	10,164	10,275
4/16	10,229	10,315
5/16	10,327	10,500
6/16	10,372	10,527
7/16	10,649	10,915
8/16	10,663	10,931
9/16	10,669	10,933
10/16	10,478	10,733
11/16	10,653	11,131
12/16	10,800	11,351
1/17	10,935	11,566
2/17	11,184	12,025
3/17	11,217	12,039
4/17	11,331	12,163
5/17	11,451	12,334
6/17	11,504	12,411
7/17	11,658	12,666
8/17	11,688	12,705
9/17	11,861	12,967
10/17	12,020	13,270
11/17	12,227	13,677
12/17	12,316	13,829
1/18	12,677	14,621
2/18	12,299	14,082
3/18	12,186	13,724
4/18	12,192	13,777
5/18	12,385	14,108
6/18	12,405	14,195
7/18	12,668	14,724
8/18	12,896	15,203
9/18	12,880	15,290
10/18	12,215	14,245
11/18	12,372	14,535
12/18	11,743	13,223
1/19	12,405	14,282
2/19	12,670	14,741
3/19	12,842	15,027
4/19	13,157	15,636
5/19	12,673	14,642
6/19	13,298	15,674
7/19	13,368	15,899
8/19	13,309	15,648
9/19	13,471	15,940
10/19	13,675	16,286
11/19	13,947	16,877
12/19	14,211	17,386
1/20	14,209	17,379
2/20	13,531	15,949
3/20	12,328	13,979
4/20	13,345	15,771
5/20	13,800	16,522
6/20	14,026	16,850
7/20	14,526	17,801
8/20	15,071	19,080
9/20	14,715	18,355
10/20	14,488	17,867
11/20	15,672	19,823
12/20	16,145	20,585
1/21	16,064	20,377
2/21	16,305	20,939
3/21	16,673	21,856
4/21	17,210	23,022
5/21	17,354	23,183
6/21	17,547	23,724
7/21	17,787	24,288
8/21	18,075	25,026
9/21	17,512	23,863
10/21	18,180	25,534
11/21	18,000	25,357
12/21	18,506	26,494
1/22	17,726	25,123
2/22	17,375	24,371
3/22	17,504	25,276
4/22	16,330	23,071
5/22	16,441	23,114
6/22	15,422	21,206
7/22	16,424	23,161
8/22	15,799	22,217
9/22	14,605	20,170
10/22	15,312	21,804
11/22	16,175	23,022
12/22	15,574	21,696
1/23	16,466	23,059
2/23	16,059	22,496
3/23	16,446	23,322
4/23	16,601	23,686
5/23	16,456	23,789
6/23	17,134	25,361
7/23	17,493	26,176
8/23	17,192	25,759
9/23	16,493	24,531
10/23	16,102	24,015
11/23	17,274	26,208
12/23	18,128	27,399
1/24	18,181	27,859
2/24	18,656	29,347
3/24	19,110	30,291
4/24	18,403	29,054
5/24	19,110	30,494
6/24	19,384	31,589
7/24	19,859	31,973
8/24	20,218	32,749
9/24	20,539	33,448
10/24	20,116	33,145
11/24	20,895	35,090
12/24	20,316	34,254

Average Annual Total Returns

Name	1-Year	5-YearFootnote Reference*	10-YearFootnote Reference*
Class 3 Shares	12.07%	7.41%	7.35%
S&P 500 Index	25.02%	14.53%	13.10%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 30, 2009.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the S&P 500 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Growth Custom Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Growth Custom Index are as follows: 45% S&P 500 Index, 35% Bloomberg U.S. Aggregate Bond Index, 10% MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,383,994
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate 13.2%
  Total Advisory Fees Paid (amount in thousands)$1,420

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	54.44%
Fixed Income Funds	35.60%
International Equity Funds	9.99%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective May 1, 2024, the Manager contractually agreed to limit the Fund's Class 3 expenses so that the total level of operating expenses do not exceed 0.48%. Following the close of business on May 1, 2025, the Fund’s Class 3 shares will convert into Class 2 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC7AR3-0

Class 2

Diversified Growth Adaptive Allocation Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Diversified Growth Adaptive Allocation Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$39	0.37%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation, while seeking to control volatility. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). It also invests in cash and cash equivalents (as investments and/or to serve as margin or collateral for derivatives positions) and derivative instruments (primarily exchange-traded futures). Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year. The Fund may utilize futures to manage equity exposures, reducing risk and volatility profiles as dictated by market conditions and proprietary volatility signals.

How did the Fund perform since inception?

	Class 2 Shares at net asset value $16,829	S&P 500 Index $28,387
3/17	10,000	10,000
3/17	9,990	9,977
4/17	10,090	10,080
5/17	10,200	10,222
6/17	10,240	10,286
7/17	10,380	10,497
8/17	10,410	10,529
9/17	10,560	10,746
10/17	10,710	10,997
11/17	10,890	11,334
12/17	10,970	11,460
1/18	11,310	12,117
2/18	10,920	11,670
3/18	10,760	11,373
4/18	10,740	11,417
5/18	10,910	11,692
6/18	10,930	11,764
7/18	11,160	12,202
8/18	11,360	12,599
9/18	11,344	12,671
10/18	10,809	11,805
11/18	10,910	12,046
12/18	10,466	10,958
1/19	10,829	11,836
2/19	11,031	12,216
3/19	11,182	12,454
4/19	11,465	12,958
5/19	11,041	12,134
6/19	11,566	12,990
7/19	11,636	13,176
8/19	11,556	12,968
9/19	11,669	13,210
10/19	11,843	13,496
11/19	12,079	13,986
12/19	12,305	14,408
1/20	12,315	14,403
2/20	11,895	13,217
3/20	11,443	11,585
4/20	11,628	13,070
5/20	11,843	13,692
6/20	11,987	13,964
7/20	12,264	14,752
8/20	12,725	15,812
9/20	12,436	15,211
10/20	12,236	14,807
11/20	13,039	16,428
12/20	13,409	17,059
1/21	13,346	16,887
2/21	13,505	17,353
3/21	13,769	18,113
4/21	14,213	19,079
5/21	14,329	19,213
6/21	14,488	19,661
7/21	14,700	20,128
8/21	14,932	20,740
9/21	14,468	19,776
10/21	15,022	21,161
11/21	14,881	21,014
12/21	15,271	21,956
1/22	14,620	20,820
2/22	14,425	20,197
3/22	14,370	20,947
4/22	13,567	19,120
5/22	13,632	19,155
6/22	13,090	17,574
7/22	13,698	19,194
8/22	13,220	18,412
9/22	12,530	16,716
10/22	12,887	18,069
11/22	13,624	19,079
12/22	13,160	17,980
1/23	13,826	19,109
2/23	13,481	18,643
3/23	13,755	19,328
4/23	13,897	19,629
5/23	13,779	19,715
6/23	14,337	21,017
7/23	14,646	21,693
8/23	14,397	21,347
9/23	13,821	20,329
10/23	13,479	19,902
11/23	14,469	21,719
12/23	15,178	22,706
1/24	15,227	23,088
2/24	15,618	24,321
3/24	15,997	25,103
4/24	15,422	24,078
5/24	16,009	25,272
6/24	16,241	26,178
7/24	16,632	26,497
8/24	16,730	27,140
9/24	16,993	27,719
10/24	16,652	27,468
11/24	17,295	29,080
12/24	16,829	28,387

Average Annual Total Returns

Name	1-Year	5-Year	Since InceptionFootnote Reference*
Class 2 Shares	10.88%	6.46%	6.94%
S&P 500 Index	25.02%	14.53%	14.40%
Footnote	Description
Footnote*	Since inception performance is calculated from March 30, 2017, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the S&P 500 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Growth Adaptive Allocation Custom Index (f/k/a Diversified Growth Volatility Control Custom Index). The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Growth Adaptive Allocation Custom Index (f/k/a Diversified Growth Volatility Control Custom Index) are as follows: 45% S&P 500 Index, 35% Bloomberg U.S. Aggregate Bond Index, 10% MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,548,797
  Total Number of Portfolio Holdings7
  Portfolio Turnover Rate 38.9%
  Total Advisory Fees Paid (amount in thousands)$1,841

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.12%
Other Assets and Liabilities	(0.12)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	35.60%
Domestic Equity Funds	34.57%
Exchange-Traded Funds	19.92%
International Equity Funds	10.03%
Money Market Funds	0.00%
Other Assets and Liabilities	(0.12)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective May 1, 2024, the Diversified Growth Volatility Control Account changed its name to Diversified Growth Adaptive Allocation Account.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC53AR2-0

Class 3

Diversified Growth Adaptive Allocation Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Diversified Growth Adaptive Allocation Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$55	0.52%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation, while seeking to control volatility. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). It also invests in cash and cash equivalents (as investments and/or to serve as margin or collateral for derivatives positions) and derivative instruments (primarily exchange-traded futures). Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year. The Fund may utilize futures to manage equity exposures, reducing risk and volatility profiles as dictated by market conditions and proprietary volatility signals.

How did the Fund perform since inception?

	Class 3 Shares at net asset value $16,647	S&P 500 Index $28,387
3/17	10,000	10,000
3/17	9,990	9,977
4/17	10,090	10,080
5/17	10,200	10,222
6/17	10,240	10,286
7/17	10,379	10,497
8/17	10,408	10,529
9/17	10,557	10,746
10/17	10,705	10,997
11/17	10,884	11,334
12/17	10,963	11,460
1/18	11,301	12,117
2/18	10,910	11,670
3/18	10,749	11,373
4/18	10,728	11,417
5/18	10,897	11,692
6/18	10,915	11,764
7/18	11,144	12,202
8/18	11,342	12,599
9/18	11,324	12,671
10/18	10,789	11,805
11/18	10,888	12,046
12/18	10,444	10,958
1/19	10,805	11,836
2/19	11,005	12,216
3/19	11,155	12,454
4/19	11,435	12,958
5/19	11,011	12,134
6/19	11,533	12,990
7/19	11,602	13,176
8/19	11,520	12,968
9/19	11,632	13,210
10/19	11,804	13,496
11/19	12,037	13,986
12/19	12,261	14,408
1/20	12,269	14,403
2/20	11,849	13,217
3/20	11,398	11,585
4/20	11,581	13,070
5/20	11,794	13,692
6/20	11,936	13,964
7/20	12,210	14,752
8/20	12,667	15,812
9/20	12,379	15,211
10/20	12,177	14,807
11/20	12,975	16,428
12/20	13,343	17,059
1/21	13,280	16,887
2/21	13,438	17,353
3/21	13,701	18,113
4/21	14,143	19,079
5/21	14,259	19,213
6/21	14,416	19,661
7/21	14,616	20,128
8/21	14,848	20,740
9/21	14,387	19,776
10/21	14,939	21,161
11/21	14,787	21,014
12/21	15,177	21,956
1/22	14,528	20,820
2/22	14,322	20,197
3/22	14,268	20,947
4/22	13,468	19,120
5/22	13,543	19,155
6/22	12,992	17,574
7/22	13,608	19,194
8/22	13,132	18,412
9/22	12,430	16,716
10/22	12,797	18,069
11/22	13,518	19,079
12/22	13,057	17,980
1/23	13,719	19,109
2/23	13,376	18,643
3/23	13,648	19,328
4/23	13,778	19,629
5/23	13,660	19,715
6/23	14,228	21,017
7/23	14,523	21,693
8/23	14,275	21,347
9/23	13,704	20,329
10/23	13,365	19,902
11/23	14,336	21,719
12/23	15,040	22,706
1/24	15,088	23,088
2/24	15,477	24,321
3/24	15,853	25,103
4/24	15,270	24,078
5/24	15,853	25,272
6/24	16,084	26,178
7/24	16,472	26,497
8/24	16,557	27,140
9/24	16,822	27,719
10/24	16,472	27,468
11/24	17,123	29,080
12/24	16,647	28,387

Average Annual Total Returns

Name	1-Year	5-YearFootnote Reference*	Since InceptionFootnote Reference*
Class 3 Shares	10.69%	6.31%	6.79%
S&P 500 Index	25.02%	14.53%	14.40%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is March 30, 2017.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the S&P 500 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Growth Adaptive Allocation Custom Index (f/k/a Diversified Growth Volatility Control Custom Index). The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Growth Adaptive Allocation Custom Index (f/k/a Diversified Growth Volatility Control Custom Index) are as follows: 45% S&P 500 Index, 35% Bloomberg U.S. Aggregate Bond Index, 10% MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,548,797
  Total Number of Portfolio Holdings7
  Portfolio Turnover Rate 38.9%
  Total Advisory Fees Paid (amount in thousands)$1,841

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.12%
Other Assets and Liabilities	(0.12)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	35.60%
Domestic Equity Funds	34.57%
Exchange-Traded Funds	19.92%
International Equity Funds	10.03%
Money Market Funds	0.00%
Other Assets and Liabilities	(0.12)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective May 1, 2024, the Diversified Growth Volatility Control Account changed its name to Diversified Growth Adaptive Allocation Account. Effective May 1, 2024, the Manager contractually agreed to limit the Fund's Class 3 expenses so that the total level of operating expenses do not exceed 0.55%. Following the close of business on May 1, 2025, the Fund’s Class 3 shares will convert into Class 2 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC53AR3-0

Class 2

Diversified Growth Strategic Allocation Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Diversified Growth Strategic Allocation Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$33	0.31%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation, with an emphasis on managing volatility. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). It generally allocates approximately 65% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 35% to fixed-income index underlying funds for intermediate duration fixed-income exposure. Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $19,728	S&P 500 Index $34,254
12/14	10,000	10,000
1/15	9,927	9,700
2/15	10,246	10,257
3/15	10,191	10,095
4/15	10,227	10,192
5/15	10,282	10,323
6/15	10,109	10,123
7/15	10,237	10,335
8/15	9,848	9,712
9/15	9,681	9,471
10/15	10,136	10,270
11/15	10,154	10,301
12/15	10,006	10,138
1/16	9,737	9,635
2/16	9,718	9,622
3/16	10,163	10,275
4/16	10,228	10,315
5/16	10,312	10,500
6/16	10,358	10,527
7/16	10,627	10,915
8/16	10,640	10,931
9/16	10,640	10,933
10/16	10,453	10,733
11/16	10,612	11,131
12/16	10,762	11,351
1/17	10,894	11,566
2/17	11,129	12,025
3/17	11,157	12,039
4/17	11,260	12,163
5/17	11,382	12,334
6/17	11,429	12,411
7/17	11,580	12,666
8/17	11,604	12,705
9/17	11,776	12,967
10/17	11,930	13,270
11/17	12,122	13,677
12/17	12,198	13,829
1/18	12,544	14,621
2/18	12,208	14,082
3/18	12,112	13,724
4/18	12,102	13,777
5/18	12,285	14,108
6/18	12,304	14,195
7/18	12,544	14,724
8/18	12,755	15,203
9/18	12,740	15,290
10/18	12,135	14,245
11/18	12,286	14,535
12/18	11,702	13,223
1/19	12,336	14,282
2/19	12,578	14,741
3/19	12,750	15,027
4/19	13,052	15,636
5/19	12,588	14,642
6/19	13,183	15,674
7/19	13,254	15,899
8/19	13,203	15,648
9/19	13,367	15,940
10/19	13,554	16,286
11/19	13,814	16,877
12/19	14,063	17,386
1/20	14,074	17,379
2/20	13,440	15,949
3/20	12,275	13,979
4/20	13,263	15,771
5/20	13,689	16,522
6/20	13,897	16,850
7/20	14,375	17,801
8/20	14,884	19,080
9/20	14,557	18,355
10/20	14,335	17,867
11/20	15,456	19,823
12/20	15,899	20,585
1/21	15,833	20,377
2/21	16,044	20,939
3/21	16,388	21,856
4/21	16,898	23,022
5/21	17,031	23,183
6/21	17,209	23,724
7/21	17,431	24,288
8/21	17,697	25,026
9/21	17,166	23,863
10/21	17,778	25,534
11/21	17,616	25,357
12/21	18,078	26,494
1/22	17,351	25,123
2/22	17,028	24,371
3/22	17,120	25,276
4/22	16,012	23,071
5/22	16,116	23,114
6/22	15,169	21,206
7/22	16,116	23,161
8/22	15,538	22,217
9/22	14,417	20,170
10/22	15,083	21,804
11/22	15,906	23,022
12/22	15,345	21,696
1/23	16,180	23,059
2/23	15,789	22,496
3/23	16,141	23,322
4/23	16,272	23,686
5/23	16,128	23,789
6/23	16,742	25,361
7/23	17,082	26,176
8/23	16,860	25,759
9/23	16,216	24,531
10/23	15,808	24,015
11/23	16,921	26,208
12/23	17,738	27,399
1/24	17,780	27,859
2/24	18,217	29,347
3/24	18,640	30,291
4/24	17,977	29,054
5/24	18,640	30,494
6/24	18,893	31,589
7/24	19,344	31,973
8/24	19,668	32,749
9/24	19,951	33,448
10/24	19,550	33,145
11/24	20,263	35,090
12/24	19,728	34,254

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	11.22%	7.00%	7.03%
S&P 500 Index	25.02%	14.53%	13.10%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the S&P 500 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Growth Strategic Allocation Custom Index (f/k/a Diversified Growth Managed Volatility Custom Index). The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Growth Strategic Allocation Custom Index (f/k/a Diversified Growth Managed Volatility Custom Index) are as follows: 45% S&P 500 Index, 35% Bloomberg U.S. Aggregate Bond Index, 10% MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$243,349
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate 20.1%
  Total Advisory Fees Paid (amount in thousands)$137

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	54.47%
Fixed Income Funds	35.58%
International Equity Funds	9.98%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective May 1, 2024, the Diversified Growth Managed Volatility Account changed its name to Diversified Growth Strategic Allocation Account.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC44AR2-0

Class 3

Diversified Growth Strategic Allocation Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Diversified Growth Strategic Allocation Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$49	0.46%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation, with an emphasis on managing volatility. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). It generally allocates approximately 65% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 35% to fixed-income index underlying funds for intermediate duration fixed-income exposure. Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year.

How did the Fund perform over the last 10 years?

	Class 3 Shares at net asset value $19,422	S&P 500 Index $34,254
12/14	10,000	10,000
1/15	9,926	9,700
2/15	10,243	10,257
3/15	10,187	10,095
4/15	10,222	10,192
5/15	10,276	10,323
6/15	10,102	10,123
7/15	10,228	10,335
8/15	9,838	9,712
9/15	9,670	9,471
10/15	10,123	10,270
11/15	10,140	10,301
12/15	9,990	10,138
1/16	9,720	9,635
2/16	9,701	9,622
3/16	10,144	10,275
4/16	10,207	10,315
5/16	10,289	10,500
6/16	10,334	10,527
7/16	10,601	10,915
8/16	10,613	10,931
9/16	10,611	10,933
10/16	10,423	10,733
11/16	10,580	11,131
12/16	10,729	11,351
1/17	10,858	11,566
2/17	11,091	12,025
3/17	11,118	12,039
4/17	11,219	12,163
5/17	11,339	12,334
6/17	11,384	12,411
7/17	11,532	12,666
8/17	11,555	12,705
9/17	11,725	12,967
10/17	11,877	13,270
11/17	12,066	13,677
12/17	12,141	13,829
1/18	12,483	14,621
2/18	12,147	14,082
3/18	12,050	13,724
4/18	12,039	13,777
5/18	12,218	14,108
6/18	12,236	14,195
7/18	12,473	14,724
8/18	12,681	15,203
9/18	12,664	15,290
10/18	12,061	14,245
11/18	12,210	14,535
12/18	11,628	13,223
1/19	12,257	14,282
2/19	12,496	14,741
3/19	12,664	15,027
4/19	12,963	15,636
5/19	12,501	14,642
6/19	13,089	15,674
7/19	13,158	15,899
8/19	13,106	15,648
9/19	13,267	15,940
10/19	13,450	16,286
11/19	13,706	16,877
12/19	13,952	17,386
1/20	13,961	17,379
2/20	13,330	15,949
3/20	12,174	13,979
4/20	13,152	15,771
5/20	13,572	16,522
6/20	13,777	16,850
7/20	14,249	17,801
8/20	14,752	19,080
9/20	14,425	18,355
10/20	14,203	17,867
11/20	15,312	19,823
12/20	15,751	20,585
1/21	15,674	20,377
2/21	15,894	20,939
3/21	16,224	21,856
4/21	16,729	23,022
5/21	16,850	23,183
6/21	17,026	23,724
7/21	17,257	24,288
8/21	17,510	25,026
9/21	16,973	23,863
10/21	17,581	25,534
11/21	17,420	25,357
12/21	17,867	26,494
1/22	17,157	25,123
2/22	16,836	24,371
3/22	16,916	25,276
4/22	15,816	23,071
5/22	15,930	23,114
6/22	14,991	21,206
7/22	15,919	23,161
8/22	15,346	22,217
9/22	14,237	20,170
10/22	14,897	21,804
11/22	15,701	23,022
12/22	15,157	21,696
1/23	15,973	23,059
2/23	15,584	22,496
3/23	15,934	23,322
4/23	16,063	23,686
5/23	15,921	23,789
6/23	16,517	25,361
7/23	16,854	26,176
8/23	16,646	25,759
9/23	15,992	24,531
10/23	15,601	24,015
11/23	16,690	26,208
12/23	17,486	27,399
1/24	17,528	27,859
2/24	17,961	29,347
3/24	18,380	30,291
4/24	17,724	29,054
5/24	18,366	30,494
6/24	18,618	31,589
7/24	19,065	31,973
8/24	19,372	32,749
9/24	19,658	33,448
10/24	19,260	33,145
11/24	19,967	35,090
12/24	19,422	34,254

Average Annual Total Returns

Name	1-Year	5-YearFootnote Reference*	10-YearFootnote Reference*
Class 3 Shares	11.07%	6.84%	6.86%
S&P 500 Index	25.02%	14.53%	13.10%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is October 31, 2013.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the S&P 500 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Growth Strategic Allocation Custom Index (f/k/a Diversified Growth Managed Volatility Custom Index). The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Growth Strategic Allocation Custom Index (f/k/a Diversified Growth Managed Volatility Custom Index) are as follows: 45% S&P 500 Index, 35% Bloomberg U.S. Aggregate Bond Index, 10% MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$243,349
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate 20.1%
  Total Advisory Fees Paid (amount in thousands)$137

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	54.47%
Fixed Income Funds	35.58%
International Equity Funds	9.98%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective May 1, 2024, the Diversified Growth Managed Volatility Account changed its name to Diversified Growth Strategic Allocation Account. Effective May 1, 2024, the Manager contractually agreed to limit the Fund's Class 3 expenses so that the total level of operating expenses do not exceed 0.48%. Following the close of business on May 1, 2025, the Fund’s Class 3 shares will convert into Class 2 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC44AR3-0

Class 2

Diversified Income Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Diversified Income Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$32	0.31%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). The Fund generally allocates approximately 35% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 65% to fixed-income index underlying funds for intermediate duration fixed-income exposure. Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $15,668	Bloomberg U.S. Aggregate Bond Index $11,432
12/14	10,000	10,000
1/15	10,042	10,210
2/15	10,175	10,114
3/15	10,166	10,161
4/15	10,166	10,124
5/15	10,183	10,100
6/15	10,050	9,990
7/15	10,150	10,059
8/15	9,923	10,045
9/15	9,864	10,113
10/15	10,126	10,114
11/15	10,117	10,088
12/15	10,016	10,055
1/16	9,923	10,193
2/16	9,957	10,266
3/16	10,252	10,360
4/16	10,303	10,400
5/16	10,354	10,402
6/16	10,472	10,589
7/16	10,649	10,656
8/16	10,650	10,644
9/16	10,642	10,638
10/16	10,504	10,556
11/16	10,487	10,307
12/16	10,573	10,321
1/17	10,650	10,341
2/17	10,813	10,411
3/17	10,813	10,405
4/17	10,916	10,486
5/17	11,010	10,566
6/17	11,036	10,556
7/17	11,130	10,601
8/17	11,189	10,696
9/17	11,250	10,645
10/17	11,338	10,652
11/17	11,434	10,638
12/17	11,505	10,687
1/18	11,619	10,564
2/18	11,382	10,464
3/18	11,364	10,531
4/18	11,320	10,452
5/18	11,461	10,527
6/18	11,469	10,514
7/18	11,601	10,516
8/18	11,750	10,584
9/18	11,709	10,516
10/18	11,339	10,433
11/18	11,448	10,495
12/18	11,231	10,688
1/19	11,628	10,801
2/19	11,754	10,795
3/19	11,943	11,002
4/19	12,106	11,005
5/19	11,952	11,201
6/19	12,340	11,341
7/19	12,394	11,366
8/19	12,511	11,661
9/19	12,559	11,599
10/19	12,681	11,634
11/19	12,812	11,628
12/19	12,934	11,620
1/20	13,055	11,843
2/20	12,821	12,056
3/20	12,204	11,985
4/20	12,850	12,198
5/20	13,112	12,255
6/20	13,261	12,332
7/20	13,608	12,517
8/20	13,823	12,416
9/20	13,644	12,409
10/20	13,508	12,353
11/20	14,149	12,475
12/20	14,391	12,492
1/21	14,314	12,402
2/21	14,314	12,223
3/21	14,430	12,071
4/21	14,731	12,166
5/21	14,809	12,206
6/21	14,955	12,291
7/21	15,139	12,429
8/21	15,256	12,405
9/21	14,948	12,298
10/21	15,241	12,294
11/21	15,190	12,331
12/21	15,393	12,299
1/22	14,897	12,034
2/22	14,654	11,900
3/22	14,533	11,569
4/22	13,743	11,130
5/22	13,844	11,202
6/22	13,268	11,026
7/22	13,895	11,296
8/22	13,440	10,977
9/22	12,618	10,502
10/22	12,870	10,366
11/22	13,473	10,748
12/22	13,155	10,699
1/23	13,758	11,028
2/23	13,396	10,743
3/23	13,736	11,016
4/23	13,835	11,083
5/23	13,703	10,962
6/23	13,988	10,923
7/23	14,142	10,915
8/23	13,977	10,846
9/23	13,500	10,570
10/23	13,220	10,403
11/23	14,012	10,874
12/23	14,628	11,291
1/24	14,640	11,260
2/24	14,756	11,100
3/24	15,001	11,203
4/24	14,524	10,920
5/24	14,943	11,105
6/24	15,117	11,210
7/24	15,490	11,472
8/24	15,734	11,637
9/24	15,971	11,793
10/24	15,620	11,500
11/24	16,032	11,622
12/24	15,668	11,432

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	7.11%	3.91%	4.59%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Income Custom Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Income Custom Index are as follows: 65% Bloomberg U.S. Aggregate Bond Index, 25% S&P 500 Index, 4% MSCI EAFE Index NTR, 3% S&P MidCap 400 Index, and 3% S&P SmallCap 600 Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$214,392
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate 20.5%
  Total Advisory Fees Paid (amount in thousands)$118

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	65.62%
Domestic Equity Funds	30.44%
International Equity Funds	3.97%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC8AR2-0

Class 3

Diversified Income Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Diversified Income Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$48	0.46%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). The Fund generally allocates approximately 35% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 65% to fixed-income index underlying funds for intermediate duration fixed-income exposure. Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year.

How did the Fund perform over the last 10 years?

	Class 3 Shares at net asset value $15,410	Bloomberg U.S. Aggregate Bond Index $11,432
12/14	10,000	10,000
1/15	10,040	10,210
2/15	10,172	10,114
3/15	10,163	10,161
4/15	10,161	10,124
5/15	10,177	10,100
6/15	10,042	9,990
7/15	10,141	10,059
8/15	9,913	10,045
9/15	9,853	10,113
10/15	10,113	10,114
11/15	10,103	10,088
12/15	10,001	10,055
1/16	9,907	10,193
2/16	9,939	10,266
3/16	10,233	10,360
4/16	10,282	10,400
5/16	10,331	10,402
6/16	10,448	10,589
7/16	10,623	10,656
8/16	10,623	10,644
9/16	10,613	10,638
10/16	10,475	10,556
11/16	10,456	10,307
12/16	10,540	10,321
1/17	10,616	10,341
2/17	10,777	10,411
3/17	10,775	10,405
4/17	10,877	10,486
5/17	10,969	10,566
6/17	10,993	10,556
7/17	11,086	10,601
8/17	11,143	10,696
9/17	11,203	10,645
10/17	11,288	10,652
11/17	11,383	10,638
12/17	11,451	10,687
1/18	11,563	10,564
2/18	11,326	10,464
3/18	11,307	10,531
4/18	11,262	10,452
5/18	11,400	10,527
6/18	11,407	10,514
7/18	11,537	10,516
8/18	11,683	10,584
9/18	11,641	10,516
10/18	11,272	10,433
11/18	11,378	10,495
12/18	11,161	10,688
1/19	11,554	10,801
2/19	11,678	10,795
3/19	11,864	11,002
4/19	12,024	11,005
5/19	11,870	11,201
6/19	12,254	11,341
7/19	12,306	11,366
8/19	12,420	11,661
9/19	12,466	11,599
10/19	12,586	11,634
11/19	12,714	11,628
12/19	12,833	11,620
1/20	12,952	11,843
2/20	12,718	12,056
3/20	12,104	11,985
4/20	12,743	12,198
5/20	13,001	12,255
6/20	13,148	12,332
7/20	13,490	12,517
8/20	13,701	12,416
9/20	13,522	12,409
10/20	13,386	12,353
11/20	14,019	12,475
12/20	14,259	12,492
1/21	14,182	12,402
2/21	14,173	12,223
3/21	14,298	12,071
4/21	14,596	12,166
5/21	14,663	12,206
6/21	14,808	12,291
7/21	14,990	12,429
8/21	15,106	12,405
9/21	14,794	12,298
10/21	15,095	12,294
11/21	15,035	12,331
12/21	15,226	12,299
1/22	14,733	12,034
2/22	14,502	11,900
3/22	14,382	11,569
4/22	13,588	11,130
5/22	13,678	11,202
6/22	13,115	11,026
7/22	13,728	11,296
8/22	13,276	10,977
9/22	12,462	10,502
10/22	12,707	10,366
11/22	13,302	10,748
12/22	12,983	10,699
1/23	13,579	11,028
2/23	13,228	10,743
3/23	13,557	11,016
4/23	13,653	11,083
5/23	13,526	10,962
6/23	13,802	10,923
7/23	13,951	10,915
8/23	13,781	10,846
9/23	13,306	10,570
10/23	13,038	10,403
11/23	13,819	10,874
12/23	14,421	11,291
1/24	14,433	11,260
2/24	14,544	11,100
3/24	14,778	11,203
4/24	14,310	10,920
5/24	14,723	11,105
6/24	14,901	11,210
7/24	15,258	11,472
8/24	15,503	11,637
9/24	15,723	11,793
10/24	15,375	11,500
11/24	15,781	11,622
12/24	15,410	11,432

Average Annual Total Returns

Name	1-Year	5-YearFootnote Reference*	10-YearFootnote Reference*
Class 3 Shares	6.86%	3.73%	4.42%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is May 15, 2012.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Income Custom Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Income Custom Index are as follows: 65% Bloomberg U.S. Aggregate Bond Index, 25% S&P 500 Index, 4% MSCI EAFE Index NTR, 3% S&P MidCap 400 Index, and 3% S&P SmallCap 600 Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$214,392
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate 20.5%
  Total Advisory Fees Paid (amount in thousands)$118

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	65.62%
Domestic Equity Funds	30.44%
International Equity Funds	3.97%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective May 1, 2024, the Manager contractually agreed to limit the Fund's Class 3 expenses so that the total level of operating expenses do not exceed 0.48%. Following the close of business on May 1, 2025, the Fund’s Class 3 shares will convert into Class 2 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC8AR3-0

Class 1

Diversified International Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Diversified International Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$87	0.85%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. Primary consideration is given to securities of issuers of developed areas (for example, Japan, Western Europe, Canada, Australia, Hong Kong, and Singapore); however, the fund also invests in emerging market securities. The Fund invests in equity securities regardless of market capitalization size and style (growth or value). The financials and consumer staples sectors had strong stock selection leading to outperformance relative to the MSCI All Country Ex U.S. Index. 3i Group and Tencent were top contributors. 3i, a global leader in private equity, has benefited from sales growth at their discount retailer Action. Tencent, a Chinese digital platform, benefited from strong online advertisement revenue. On the other hand, negative attribution was seen in the information technology and industrials sectors. Samsung Electronics and Localiza Rent a Car were the top detractors. Samsung Electronics, a South Korean conglomerate with a focus on memory chips, traded lower as investors wait for the high bandwidth memory chip qualification from NVIDIA. However, the current valuation makes Samsung appealing as we move into 2025. Localiza Rent a Car, a Brazilian car rental company, traded lower on a reduction in rental utilization from a weakening macroeconomic environment in Brazil. However, the company has long term growth potential in an underpenetrated market.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $16,378	MSCI ACWI Ex USA Index NTR $15,985
12/14	10,000	10,000
1/15	10,036	9,985
2/15	10,611	10,519
3/15	10,440	10,349
4/15	10,852	10,872
5/15	10,824	10,702
6/15	10,597	10,404
7/15	10,625	10,375
8/15	9,943	9,582
9/15	9,622	9,138
10/15	10,139	9,818
11/15	10,118	9,615
12/15	9,965	9,434
1/16	9,462	8,792
2/16	9,185	8,691
3/16	9,819	9,398
4/16	9,986	9,646
5/16	10,016	9,483
6/16	9,724	9,338
7/16	10,154	9,800
8/16	10,216	9,862
9/16	10,380	9,983
10/16	10,127	9,840
11/16	9,874	9,612
12/16	10,000	9,858
1/17	10,470	10,207
2/17	10,507	10,370
3/17	10,850	10,633
4/17	11,193	10,860
5/17	11,513	11,213
6/17	11,588	11,248
7/17	12,057	11,662
8/17	12,231	11,723
9/17	12,520	11,941
10/17	12,702	12,166
11/17	12,694	12,264
12/17	12,907	12,538
1/18	13,665	13,237
2/18	12,952	12,613
3/18	12,793	12,390
4/18	12,960	12,588
5/18	12,747	12,297
6/18	12,398	12,066
7/18	12,740	12,355
8/18	12,550	12,096
9/18	12,505	12,151
10/18	11,326	11,163
11/18	11,240	11,269
12/18	10,643	10,759
1/19	11,473	11,572
2/19	11,636	11,798
3/19	11,807	11,868
4/19	12,140	12,181
5/19	11,551	11,528
6/19	12,218	12,222
7/19	11,977	12,074
8/19	11,737	11,701
9/19	11,986	12,002
10/19	12,376	12,421
11/19	12,526	12,530
12/19	13,058	13,073
1/20	12,858	12,722
2/20	12,077	11,716
3/20	10,049	10,020
4/20	10,897	10,779
5/20	11,362	11,132
6/20	11,869	11,635
7/20	12,534	12,154
8/20	13,041	12,674
9/20	12,949	12,362
10/20	12,727	12,097
11/20	14,195	13,724
12/20	15,169	14,465
1/21	14,998	14,497
2/21	15,373	14,784
3/21	15,681	14,971
4/21	16,167	15,411
5/21	16,603	15,894
6/21	16,406	15,791
7/21	16,312	15,530
8/21	16,662	15,826
9/21	15,953	15,319
10/21	16,500	15,684
11/21	15,858	14,978
12/21	16,648	15,597
1/22	15,866	15,022
2/22	15,215	14,725
3/22	15,076	14,749
4/22	14,034	13,822
5/22	14,112	13,922
6/22	12,844	12,724
7/22	13,574	13,160
8/22	12,896	12,736
9/22	11,803	11,464
10/22	12,371	11,806
11/22	13,807	13,200
12/22	13,318	13,101
1/23	14,395	14,164
2/23	13,926	13,667
3/23	14,365	14,001
4/23	14,604	14,244
5/23	14,305	13,726
6/23	14,943	14,342
7/23	15,262	14,925
8/23	14,734	14,251
9/23	14,188	13,801
10/23	13,794	13,231
11/23	14,945	14,422
12/23	15,642	15,147
1/24	15,571	14,997
2/24	16,187	15,376
3/24	16,844	15,857
4/24	16,440	15,572
5/24	17,147	16,024
6/24	16,834	16,009
7/24	17,217	16,380
8/24	17,642	16,846
9/24	17,815	17,300
10/24	16,899	16,451
11/24	16,826	16,302
12/24	16,378	15,985

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	4.71%	4.64%	5.06%
MSCI ACWI Ex USA Index NTR	5.53%	4.10%	4.80%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$245,348
  Total Number of Portfolio Holdings111
  Portfolio Turnover Rate 26.5%
  Total Advisory Fees Paid (amount in thousands)$2,127

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.00%
Investment Companies	0.85%
Other Assets and Liabilities	0.15%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	13.65%
Japan	12.28%
France	11.04%
Canada	9.29%
China	8.08%
Germany	6.02%
United States	4.71%
Netherlands	4.27%
Taiwan	3.99%
Hong Kong	2.73%
India	2.15%
Italy	1.90%
Korea, Republic Of	1.79%
Denmark	1.76%
Spain	1.68%
Ireland	1.64%
Switzerland	1.63%
Sweden	1.55%
Indonesia	1.50%
Singapore	1.26%
Other LocationsFootnote Reference*	6.93%
Other Assets and Liabilities	0.15%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.85% to 0.81% on the first $250 million of average daily net assets and from 0.80% to 0.78% on the next $250 million of net assets. The remaining breakpoints in the fee schedule are unchanged.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC9AR1-0

Class 1

Equity Income Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Equity Income Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$52	0.48%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. KKR & Co (KKR) contributed to results because its growth in profits and alternative assets fundraising surpassed investor expectations. Taiwan Semiconductor Manufacturing (TSM) contributed to relative results to the Russell 1000 Value Index ("Index") as the company’s revenues and margins topped expectations fueled by demand for their AI chips. Not owning Intel (INTC) contributed to performance as CEO, Pat Gelsinger retired after failing to turn around the company and posting a $16 billion net loss in October. Magna (MGA) detracted from result as the company lowered sales guidance primarily due to a large customer, Fisker Ocean, ceasing production. Not owning Walmart (WMT) detracted from performance. Alexandria Real Estate Equities, Inc. (ARE) detracted from relative performance to the Index as investors grew concerned over additional life science supply hitting the market.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $24,733	Russell 1000 Index $33,560	Russell 1000 Value Index $22,580
12/14	10,000	10,000	10,000
1/15	9,715	9,725	9,600
2/15	10,177	10,287	10,065
3/15	10,061	10,159	9,928
4/15	10,143	10,231	10,021
5/15	10,225	10,365	10,141
6/15	9,970	10,171	9,939
7/15	10,091	10,367	9,982
8/15	9,425	9,743	9,388
9/15	9,173	9,476	9,104
10/15	9,847	10,243	9,791
11/15	9,900	10,277	9,829
12/15	9,607	10,092	9,617
1/16	9,261	9,549	9,120
2/16	9,301	9,545	9,118
3/16	9,869	10,210	9,775
4/16	10,024	10,266	9,980
5/16	10,228	10,446	10,135
6/16	10,339	10,469	10,223
7/16	10,560	10,868	10,520
8/16	10,652	10,882	10,601
9/16	10,576	10,891	10,579
10/16	10,437	10,679	10,415
11/16	10,830	11,100	11,010
12/16	11,117	11,308	11,285
1/17	11,314	11,536	11,365
2/17	11,697	11,982	11,774
3/17	11,678	11,990	11,654
4/17	11,726	12,116	11,632
5/17	11,970	12,271	11,621
6/17	12,009	12,357	11,810
7/17	12,258	12,601	11,968
8/17	12,216	12,641	11,828
9/17	12,557	12,910	12,178
10/17	12,831	13,206	12,267
11/17	13,311	13,609	12,642
12/17	13,460	13,761	12,827
1/18	14,018	14,516	13,323
2/18	13,305	13,983	12,687
3/18	13,161	13,666	12,464
4/18	13,223	13,712	12,505
5/18	13,419	14,062	12,579
6/18	13,429	14,153	12,610
7/18	14,121	14,642	13,109
8/18	14,296	15,146	13,303
9/18	14,324	15,204	13,329
10/18	13,496	14,128	12,639
11/18	13,966	14,415	13,016
12/18	12,786	13,102	11,767
1/19	13,686	14,200	12,682
2/19	14,027	14,681	13,088
3/19	14,190	14,937	13,171
4/19	14,794	15,540	13,638
5/19	13,966	14,550	12,761
6/19	14,967	15,571	13,677
7/19	15,297	15,813	13,791
8/19	15,006	15,523	13,385
9/19	15,527	15,792	13,863
10/19	15,615	16,127	14,056
11/19	16,071	16,736	14,491
12/19	16,505	17,220	14,890
1/20	16,142	17,238	14,569
2/20	14,496	15,830	13,158
3/20	12,295	13,738	10,910
4/20	13,530	15,553	12,136
5/20	14,046	16,374	12,552
6/20	14,081	16,736	12,469
7/20	14,889	17,716	12,962
8/20	15,521	19,016	13,498
9/20	15,184	18,321	13,166
10/20	15,110	17,879	12,993
11/20	16,877	19,985	14,741
12/20	17,566	20,830	15,306
1/21	17,320	20,658	15,166
2/21	18,096	21,257	16,082
3/21	18,883	22,061	17,028
4/21	19,665	23,249	17,709
5/21	20,047	23,359	18,123
6/21	19,973	23,944	17,915
7/21	20,256	24,442	18,059
8/21	20,650	25,149	18,417
9/21	19,547	23,994	17,776
10/21	20,872	25,659	18,678
11/21	20,401	25,315	18,020
12/21	21,513	26,340	19,157
1/22	20,960	24,855	18,711
2/22	20,206	24,173	18,493
3/22	20,696	24,989	19,016
4/22	19,509	22,761	17,943
5/22	20,036	22,727	18,292
6/22	18,366	20,823	16,694
7/22	19,591	22,763	17,801
8/22	18,981	21,889	17,270
9/22	17,209	19,863	15,756
10/22	18,718	21,456	17,371
11/22	20,103	22,617	18,457
12/22	19,254	21,302	17,713
1/23	20,459	22,730	18,631
2/23	19,559	22,189	17,974
3/23	19,276	22,891	17,891
4/23	19,719	23,175	18,161
5/23	18,718	23,283	17,460
6/23	20,038	24,855	18,620
7/23	20,822	25,710	19,275
8/23	20,038	25,260	18,754
9/23	19,328	24,073	18,031
10/23	18,643	23,491	17,395
11/23	20,161	25,685	18,707
12/23	21,414	26,953	19,743
1/24	21,484	27,329	19,764
2/24	22,091	28,805	20,493
3/24	23,119	29,729	21,517
4/24	22,192	28,463	20,598
5/24	22,940	29,804	21,251
6/24	22,932	30,790	21,051
7/24	24,006	31,238	22,127
8/24	24,808	31,979	22,721
9/24	25,150	32,663	23,036
10/24	24,909	32,434	22,783
11/24	26,465	34,522	24,238
12/24	24,733	33,560	22,580

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	15.50%	8.43%	9.48%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Value Index	14.37%	8.68%	8.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$691,072
  Total Number of Portfolio Holdings62
  Portfolio Turnover Rate 20.3%
  Total Advisory Fees Paid (amount in thousands)$3,290

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.22%
Investment Companies	1.65%
Other Assets and Liabilities	0.13%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	25.84%
Consumer, Non-cyclical	20.20%
Consumer, Cyclical	13.40%
Technology	10.44%
Industrial	9.95%
Energy	6.89%
Utilities	4.83%
Communications	4.12%
Basic Materials	2.55%
Money Market Funds	1.65%
Other Assets and Liabilities	0.13%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC10AR1-0

Class 2

Equity Income Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Equity Income Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$79	0.73%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. KKR & Co (KKR) contributed to results because its growth in profits and alternative assets fundraising surpassed investor expectations. Taiwan Semiconductor Manufacturing (TSM) contributed to relative results to the Russell 1000 Value Index ("Index") as the company’s revenues and margins topped expectations fueled by demand for their AI chips. Not owning Intel (INTC) contributed to performance as CEO, Pat Gelsinger retired after failing to turn around the company and posting a $16 billion net loss in October. Magna (MGA) detracted from result as the company lowered sales guidance primarily due to a large customer, Fisker Ocean, ceasing production. Not owning Walmart (WMT) detracted from performance. Alexandria Real Estate Equities, Inc. (ARE) detracted from relative performance to the Index as investors grew concerned over additional life science supply hitting the market.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $24,125	Russell 1000 Index $33,560	Russell 1000 Value Index $22,580
12/14	10,000	10,000	10,000
1/15	9,717	9,725	9,600
2/15	10,174	10,287	10,065
3/15	10,057	10,159	9,928
4/15	10,135	10,231	10,021
5/15	10,213	10,365	10,141
6/15	9,961	10,171	9,939
7/15	10,078	10,367	9,982
8/15	9,411	9,743	9,388
9/15	9,157	9,476	9,104
10/15	9,825	10,243	9,791
11/15	9,879	10,277	9,829
12/15	9,585	10,092	9,617
1/16	9,237	9,549	9,120
2/16	9,273	9,545	9,118
3/16	9,839	10,210	9,775
4/16	9,994	10,266	9,980
5/16	10,190	10,446	10,135
6/16	10,302	10,469	10,223
7/16	10,520	10,868	10,520
8/16	10,607	10,882	10,601
9/16	10,531	10,891	10,579
10/16	10,391	10,679	10,415
11/16	10,780	11,100	11,010
12/16	11,064	11,308	11,285
1/17	11,256	11,536	11,365
2/17	11,635	11,982	11,774
3/17	11,611	11,990	11,654
4/17	11,659	12,116	11,632
5/17	11,904	12,271	11,621
6/17	11,933	12,357	11,810
7/17	12,178	12,601	11,968
8/17	12,137	12,641	11,828
9/17	12,473	12,910	12,178
10/17	12,742	13,206	12,267
11/17	13,217	13,609	12,642
12/17	13,361	13,761	12,827
1/18	13,914	14,516	13,323
2/18	13,201	13,983	12,687
3/18	13,062	13,666	12,464
4/18	13,113	13,712	12,505
5/18	13,305	14,062	12,579
6/18	13,315	14,153	12,610
7/18	13,997	14,642	13,109
8/18	14,167	15,146	13,303
9/18	14,193	15,204	13,329
10/18	13,371	14,128	12,639
11/18	13,829	14,415	13,016
12/18	12,662	13,102	11,767
1/19	13,544	14,200	12,682
2/19	13,885	14,681	13,088
3/19	14,042	14,937	13,171
4/19	14,640	15,540	13,638
5/19	13,813	14,550	12,761
6/19	14,802	15,571	13,677
7/19	15,126	15,813	13,791
8/19	14,835	15,523	13,385
9/19	15,348	15,792	13,863
10/19	15,430	16,127	14,056
11/19	15,879	16,736	14,491
12/19	16,306	17,220	14,890
1/20	15,944	17,238	14,569
2/20	14,315	15,830	13,158
3/20	12,137	13,738	10,910
4/20	13,352	15,553	12,136
5/20	13,859	16,374	12,552
6/20	13,894	16,736	12,469
7/20	14,683	17,716	12,962
8/20	15,301	19,016	13,498
9/20	14,975	18,321	13,166
10/20	14,895	17,879	12,993
11/20	16,628	19,985	14,741
12/20	17,308	20,830	15,306
1/21	17,063	20,658	15,166
2/21	17,822	21,257	16,082
3/21	18,594	22,061	17,028
4/21	19,360	23,249	17,709
5/21	19,733	23,359	18,123
6/21	19,654	23,944	17,915
7/21	19,929	24,442	18,059
8/21	20,309	25,149	18,417
9/21	19,225	23,994	17,776
10/21	20,517	25,659	18,678
11/21	20,049	25,315	18,020
12/21	21,141	26,340	19,157
1/22	20,598	24,855	18,711
2/22	19,849	24,173	18,493
3/22	20,323	24,989	19,016
4/22	19,156	22,761	17,943
5/22	19,674	22,727	18,292
6/22	18,026	20,823	16,694
7/22	19,225	22,763	17,801
8/22	18,626	21,889	17,270
9/22	16,879	19,863	15,756
10/22	18,364	21,456	17,371
11/22	19,711	22,617	18,457
12/22	18,875	21,302	17,713
1/23	20,057	22,730	18,631
2/23	19,171	22,189	17,974
3/23	18,883	22,891	17,891
4/23	19,315	23,175	18,161
5/23	18,328	23,283	17,460
6/23	19,625	24,855	18,620
7/23	20,382	25,710	19,275
8/23	19,611	25,260	18,754
9/23	18,914	24,073	18,031
10/23	18,242	23,491	17,395
11/23	19,725	25,685	18,707
12/23	20,938	26,953	19,743
1/24	21,007	27,329	19,764
2/24	21,594	28,805	20,493
3/24	22,598	29,729	21,517
4/24	21,687	28,463	20,598
5/24	22,413	29,804	21,251
6/24	22,397	30,790	21,051
7/24	23,440	31,238	22,127
8/24	24,220	31,979	22,721
9/24	24,547	32,663	23,036
10/24	24,308	32,434	22,783
11/24	25,818	34,522	24,238
12/24	24,125	33,560	22,580

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	15.23%	8.15%	9.21%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Value Index	14.37%	8.68%	8.49%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$691,072
  Total Number of Portfolio Holdings62
  Portfolio Turnover Rate 20.3%
  Total Advisory Fees Paid (amount in thousands)$3,290

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.22%
Investment Companies	1.65%
Other Assets and Liabilities	0.13%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	25.84%
Consumer, Non-cyclical	20.20%
Consumer, Cyclical	13.40%
Technology	10.44%
Industrial	9.95%
Energy	6.89%
Utilities	4.83%
Communications	4.12%
Basic Materials	2.55%
Money Market Funds	1.65%
Other Assets and Liabilities	0.13%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC10AR2-0

Class 3

Equity Income Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Equity Income Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$95	0.88%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. KKR & Co (KKR) contributed to results because its growth in profits and alternative assets fundraising surpassed investor expectations. Taiwan Semiconductor Manufacturing (TSM) contributed to relative results to the Russell 1000 Value Index ("Index") as the company’s revenues and margins topped expectations fueled by demand for their AI chips. Not owning Intel (INTC) contributed to performance as CEO, Pat Gelsinger retired after failing to turn around the company and posting a $16 billion net loss in October. Magna (MGA) detracted from result as the company lowered sales guidance primarily due to a large customer, Fisker Ocean, ceasing production. Not owning Walmart (WMT) detracted from performance. Alexandria Real Estate Equities, Inc. (ARE) detracted from relative performance to the Index as investors grew concerned over additional life science supply hitting the market.

How did the Fund perform over the last 10 years?

	Class 3 Shares at net asset value $23,843	Russell 1000 Index $33,560	Russell 1000 Value Index $22,580
12/14	10,000	10,000	10,000
1/15	9,711	9,725	9,600
2/15	10,171	10,287	10,065
3/15	10,051	10,159	9,928
4/15	10,130	10,231	10,021
5/15	10,208	10,365	10,141
6/15	9,950	10,171	9,939
7/15	10,068	10,367	9,982
8/15	9,401	9,743	9,388
9/15	9,146	9,476	9,104
10/15	9,815	10,243	9,791
11/15	9,865	10,277	9,829
12/15	9,570	10,092	9,617
1/16	9,223	9,549	9,120
2/16	9,260	9,545	9,118
3/16	9,822	10,210	9,775
4/16	9,973	10,266	9,980
5/16	10,173	10,446	10,135
6/16	10,280	10,469	10,223
7/16	10,497	10,868	10,520
8/16	10,585	10,882	10,601
9/16	10,506	10,891	10,579
10/16	10,365	10,679	10,415
11/16	10,752	11,100	11,010
12/16	11,034	11,308	11,285
1/17	11,225	11,536	11,365
2/17	11,602	11,982	11,774
3/17	11,580	11,990	11,654
4/17	11,624	12,116	11,632
5/17	11,862	12,271	11,621
6/17	11,897	12,357	11,810
7/17	12,140	12,601	11,968
8/17	12,095	12,641	11,828
9/17	12,429	12,910	12,178
10/17	12,695	13,206	12,267
11/17	13,166	13,609	12,642
12/17	13,310	13,761	12,827
1/18	13,857	14,516	13,323
2/18	13,149	13,983	12,687
3/18	13,002	13,666	12,464
4/18	13,060	13,712	12,505
5/18	13,249	14,062	12,579
6/18	13,255	14,153	12,610
7/18	13,933	14,642	13,109
8/18	14,102	15,146	13,303
9/18	14,125	15,204	13,329
10/18	13,304	14,128	12,639
11/18	13,763	14,415	13,016
12/18	12,596	13,102	11,767
1/19	13,479	14,200	12,682
2/19	13,810	14,681	13,088
3/19	13,966	14,937	13,171
4/19	14,556	15,540	13,638
5/19	13,736	14,550	12,761
6/19	14,716	15,571	13,677
7/19	15,036	15,813	13,791
8/19	14,745	15,523	13,385
9/19	15,252	15,792	13,863
10/19	15,333	16,127	14,056
11/19	15,777	16,736	14,491
12/19	16,197	17,220	14,890
1/20	15,835	17,238	14,569
2/20	14,216	15,830	13,158
3/20	12,053	13,738	10,910
4/20	13,260	15,553	12,136
5/20	13,760	16,374	12,552
6/20	13,790	16,736	12,469
7/20	14,577	17,716	12,962
8/20	15,191	19,016	13,498
9/20	14,857	18,321	13,166
10/20	14,779	17,879	12,993
11/20	16,502	19,985	14,741
12/20	17,168	20,830	15,306
1/21	16,921	20,658	15,166
2/21	17,674	21,257	16,082
3/21	18,438	22,061	17,028
4/21	19,196	23,249	17,709
5/21	19,563	23,359	18,123
6/21	19,479	23,944	17,915
7/21	19,756	24,442	18,059
8/21	20,129	25,149	18,417
9/21	19,049	23,994	17,776
10/21	20,326	25,659	18,678
11/21	19,866	25,315	18,020
12/21	20,940	26,340	19,157
1/22	20,400	24,855	18,711
2/22	19,657	24,173	18,493
3/22	20,124	24,989	19,016
4/22	18,963	22,761	17,943
5/22	19,473	22,727	18,292
6/22	17,839	20,823	16,694
7/22	19,031	22,763	17,801
8/22	18,429	21,889	17,270
9/22	16,701	19,863	15,756
10/22	18,163	21,456	17,371
11/22	19,498	22,617	18,457
12/22	18,667	21,302	17,713
1/23	19,831	22,730	18,631
2/23	18,951	22,189	17,974
3/23	18,667	22,891	17,891
4/23	19,093	23,175	18,161
5/23	18,114	23,283	17,460
6/23	19,391	24,855	18,620
7/23	20,136	25,710	19,275
8/23	19,384	25,260	18,754
9/23	18,720	24,073	18,031
10/23	18,059	23,491	17,395
11/23	19,519	25,685	18,707
12/23	20,721	26,953	19,743
1/24	20,789	27,329	19,764
2/24	21,368	28,805	20,493
3/24	22,356	29,729	21,517
4/24	21,451	28,463	20,598
5/24	22,159	29,804	21,251
6/24	22,151	30,790	21,051
7/24	23,178	31,238	22,127
8/24	23,946	31,979	22,721
9/24	24,266	32,663	23,036
10/24	24,024	32,434	22,783
11/24	25,520	34,522	24,238
12/24	23,843	33,560	22,580

Average Annual Total Returns

Name	1-Year	5-YearFootnote Reference*	10-YearFootnote Reference*
Class 3 Shares	15.07%	8.04%	9.08%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Value Index	14.37%	8.68%	8.49%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is April 28, 1998.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$691,072
  Total Number of Portfolio Holdings62
  Portfolio Turnover Rate 20.3%
  Total Advisory Fees Paid (amount in thousands)$3,290

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.22%
Investment Companies	1.65%
Other Assets and Liabilities	0.13%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	25.84%
Consumer, Non-cyclical	20.20%
Consumer, Cyclical	13.40%
Technology	10.44%
Industrial	9.95%
Energy	6.89%
Utilities	4.83%
Communications	4.12%
Basic Materials	2.55%
Money Market Funds	1.65%
Other Assets and Liabilities	0.13%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective May 1, 2024, the Manager contractually agreed to limit the Fund's Class 3 expenses so that the total level of operating expenses do not exceed 0.91%. Following the close of business on May 1, 2025, the Fund’s Class 3 shares will convert into Class 2 shares of the Fund.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC10AR3-0

Class 1

Global Emerging Markets Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Global Emerging Markets Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$118	1.14%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The Fund considers a security to be tied economically to an emerging market if the issuer of the security has its principal place of business or principal office in an emerging market, has its principal securities trading market in an emerging market, or derives a majority of its revenue from emerging markets. During the year the Fund's investments performed in-line with the MSCI Emerging Markets Index ("Index"). The Asia ex-China region was the top relative performer to the Index, led by Taiwan and South Korea. Outperformance in Taiwan came from positive stock selection in the information technology sector, led by our semiconductor related holdings. Gains in South Korea came from the industrials sector where the Fund’s investment in a defense company outperformed. Brazil was the other notable contributor, led by gains in the financials and materials sectors. The Fund benefitted from an underweight position to financials and no exposure to Vale in the materials sector. EMEA was the worst performing region. The Fund was hurt by underweight positions to United Arab Emirates and Turkey, up 19.6% and 17.8%, respectively. The Fund also had negative performance in Saudi Arabia, led by negative stock selection in the energy and financials sectors. Latin America was another source of weakness during the last year entirely driven by Mexico. The Fund was hurt by the overweight position to the market and negative stock selection in the materials sector.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $13,711	MSCI Emerging Markets Index NTR $14,293
12/14	10,000	10,000
1/15	10,145	10,060
2/15	10,401	10,372
3/15	10,329	10,224
4/15	10,986	11,010
5/15	10,625	10,569
6/15	10,362	10,295
7/15	9,737	9,581
8/15	8,900	8,715
9/15	8,720	8,453
10/15	9,175	9,056
11/15	8,900	8,702
12/15	8,619	8,508
1/16	8,157	7,956
2/16	7,950	7,943
3/16	8,927	8,994
4/16	8,934	9,043
5/16	8,673	8,706
6/16	9,054	9,054
7/16	9,516	9,510
8/16	9,733	9,746
9/16	9,923	9,871
10/16	9,896	9,895
11/16	9,463	9,439
12/16	9,429	9,460
1/17	10,105	9,978
2/17	10,335	10,283
3/17	10,620	10,543
4/17	10,802	10,774
5/17	11,052	11,092
6/17	11,303	11,204
7/17	12,209	11,872
8/17	12,527	12,136
9/17	12,547	12,088
10/17	12,814	12,512
11/17	12,848	12,537
12/17	13,279	12,987
1/18	14,532	14,070
2/18	13,786	13,421
3/18	13,642	13,171
4/18	13,307	13,113
5/18	12,965	12,648
6/18	12,314	12,123
7/18	12,438	12,389
8/18	11,876	12,054
9/18	11,806	11,990
10/18	10,654	10,946
11/18	10,911	11,397
12/18	10,488	11,095
1/19	11,320	12,066
2/19	11,251	12,094
3/19	11,438	12,195
4/19	11,722	12,452
5/19	10,842	11,548
6/19	11,556	12,269
7/19	11,237	12,119
8/19	10,939	11,528
9/19	11,103	11,748
10/19	11,506	12,244
11/19	11,492	12,227
12/19	12,334	13,139
1/20	11,744	12,526
2/20	11,261	11,866
3/20	9,317	10,038
4/20	10,188	10,958
5/20	10,448	11,042
6/20	11,146	11,853
7/20	12,204	12,913
8/20	12,564	13,198
9/20	12,405	12,986
10/20	12,700	13,254
11/20	13,666	14,480
12/20	14,706	15,544
1/21	15,348	16,021
2/21	15,532	16,143
3/21	15,407	15,899
4/21	15,724	16,295
5/21	16,049	16,673
6/21	16,248	16,702
7/21	15,296	15,578
8/21	15,540	15,986
9/21	14,844	15,350
10/21	15,047	15,502
11/21	14,371	14,870
12/21	14,792	15,149
1/22	14,559	14,862
2/22	13,573	14,418
3/22	13,077	14,092
4/22	12,423	13,309
5/22	12,528	13,367
6/22	11,784	12,479
7/22	11,693	12,448
8/22	11,611	12,500
9/22	10,466	11,035
10/22	10,176	10,692
11/22	11,756	12,278
12/22	11,440	12,105
1/23	12,440	13,061
2/23	11,637	12,214
3/23	12,030	12,584
4/23	11,902	12,442
5/23	11,765	12,233
6/23	12,363	12,697
7/23	12,970	13,488
8/23	12,337	12,657
9/23	11,979	12,326
10/23	11,646	11,847
11/23	12,461	12,795
12/23	12,873	13,295
1/24	12,470	12,678
2/24	13,040	13,281
3/24	13,425	13,610
4/24	13,346	13,671
5/24	13,417	13,748
6/24	13,951	14,290
7/24	13,864	14,333
8/24	13,890	14,564
9/24	14,713	15,537
10/24	14,140	14,846
11/24	13,801	14,312
12/24	13,711	14,293

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	6.51%	2.14%	3.21%
MSCI Emerging Markets Index NTR	7.50%	1.70%	3.64%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$65,475
  Total Number of Portfolio Holdings132
  Portfolio Turnover Rate 59.3%
  Total Advisory Fees Paid (amount in thousands)$689

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.61%
Investment Companies	1.79%
Preferred Stocks	1.24%
Other Assets and Liabilities	(0.64)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
Taiwan	22.57%
China	21.94%
India	15.93%
Korea, Republic Of	8.31%
Brazil	4.34%
Hong Kong	3.47%
Mexico	3.31%
Greece	3.16%
Indonesia	2.65%
Saudi Arabia	1.88%
Singapore	1.50%
South Africa	1.43%
Uruguay	1.37%
Luxembourg	1.09%
Poland	1.05%
Thailand	0.99%
Canada	0.98%
Vietnam	0.63%
Ireland	0.59%
Peru	0.44%
Other LocationsFootnote Reference*	3.01%
Other Assets and Liabilities	(0.64)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC12AR1-0

Class 1

Government & High Quality Bond Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Government & High Quality Bond Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$52	0.52%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with safety and liquidity. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global Ratings or Aaa by Moody's. It maintains an average portfolio duration that is within 50% of the duration of the Bloomberg U.S. Agency Fixed-Rate MBS Index ("Index"). Fundamentals remained favorable for the mortgage-backed securities (MBS) market for the majority of 2024. The technical environment improved in 2024. Money managers maintained a strong bid for MBS and generally held overweight MBS allocations throughout the year. Year over year the Index spreads moved from 47 basis points ("bps") to 43bps. Current coupon spreads to UST 5/10 year performed similarly moving from 139bps to 135bps year over year. Coupon allocation contributed to performance for the year as the Fund maintained an overweight position to the higher coupons in the Index (i.e. Conventional/Ginnie Mae 5%-6%). The Fund's curve position also contributed to performance as the yield curve steepened over the course of year. The Fund’s relative duration versus the Index detracted from performance for the year as the Fund was generally positioned longer than the Index. The Fund's underweight position to the 15-year portion of the Index also detracted from performance.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $10,585	Bloomberg U.S. Aggregate Bond Index $11,432	Bloomberg U.S. Agency Fixed Rate MBS Index $10,947
12/14	10,000	10,000	10,000
1/15	10,115	10,210	10,085
2/15	10,077	10,114	10,069
3/15	10,125	10,161	10,106
4/15	10,125	10,124	10,110
5/15	10,125	10,100	10,108
6/15	10,048	9,990	10,030
7/15	10,086	10,059	10,094
8/15	10,079	10,045	10,102
9/15	10,119	10,113	10,161
10/15	10,109	10,114	10,168
11/15	10,079	10,088	10,155
12/15	10,079	10,055	10,151
1/16	10,248	10,193	10,283
2/16	10,288	10,266	10,322
3/16	10,308	10,360	10,352
4/16	10,337	10,400	10,369
5/16	10,317	10,402	10,383
6/16	10,427	10,589	10,467
7/16	10,437	10,656	10,489
8/16	10,425	10,644	10,501
9/16	10,467	10,638	10,530
10/16	10,456	10,556	10,502
11/16	10,271	10,307	10,322
12/16	10,261	10,321	10,321
1/17	10,281	10,341	10,318
2/17	10,312	10,411	10,367
3/17	10,302	10,405	10,370
4/17	10,364	10,486	10,438
5/17	10,425	10,566	10,503
6/17	10,384	10,556	10,461
7/17	10,425	10,601	10,508
8/17	10,496	10,696	10,585
9/17	10,464	10,645	10,561
10/17	10,454	10,652	10,558
11/17	10,432	10,638	10,542
12/17	10,454	10,687	10,577
1/18	10,346	10,564	10,453
2/18	10,293	10,464	10,384
3/18	10,336	10,531	10,451
4/18	10,304	10,452	10,398
5/18	10,368	10,527	10,471
6/18	10,357	10,514	10,476
7/18	10,346	10,516	10,465
8/18	10,411	10,584	10,528
9/18	10,337	10,516	10,464
10/18	10,282	10,433	10,398
11/18	10,371	10,495	10,491
12/18	10,549	10,688	10,682
1/19	10,627	10,801	10,766
2/19	10,616	10,795	10,757
3/19	10,772	11,002	10,913
4/19	10,772	11,005	10,907
5/19	10,917	11,201	11,048
6/19	11,017	11,341	11,127
7/19	11,050	11,366	11,172
8/19	11,173	11,661	11,272
9/19	11,161	11,599	11,280
10/19	11,207	11,634	11,320
11/19	11,218	11,628	11,329
12/19	11,230	11,620	11,360
1/20	11,321	11,843	11,440
2/20	11,436	12,056	11,558
3/20	11,321	11,985	11,680
4/20	11,459	12,198	11,755
5/20	11,505	12,255	11,769
6/20	11,505	12,332	11,758
7/20	11,527	12,517	11,779
8/20	11,527	12,416	11,784
9/20	11,540	12,409	11,771
10/20	11,552	12,353	11,766
11/20	11,516	12,475	11,775
12/20	11,552	12,492	11,800
1/21	11,563	12,402	11,809
2/21	11,528	12,223	11,730
3/21	11,481	12,071	11,670
4/21	11,528	12,166	11,735
5/21	11,493	12,206	11,714
6/21	11,493	12,291	11,709
7/21	11,552	12,429	11,782
8/21	11,528	12,405	11,763
9/21	11,495	12,298	11,721
10/21	11,447	12,294	11,698
11/21	11,423	12,331	11,687
12/21	11,399	12,299	11,677
1/22	11,231	12,034	11,504
2/22	11,158	11,900	11,392
3/22	10,846	11,569	11,096
4/22	10,497	11,130	10,707
5/22	10,605	11,202	10,825
6/22	10,425	11,026	10,652
7/22	10,750	11,296	10,994
8/22	10,389	10,977	10,618
9/22	9,870	10,502	10,082
10/22	9,712	10,366	9,938
11/22	10,126	10,748	10,343
12/22	10,053	10,699	10,298
1/23	10,395	11,028	10,637
2/23	10,114	10,743	10,356
3/23	10,334	11,016	10,558
4/23	10,383	11,083	10,613
5/23	10,297	10,962	10,535
6/23	10,236	10,923	10,490
7/23	10,224	10,915	10,482
8/23	10,114	10,846	10,396
9/23	9,807	10,570	10,065
10/23	9,620	10,403	9,857
11/23	10,107	10,874	10,370
12/23	10,520	11,291	10,817
1/24	10,470	11,260	10,767
2/24	10,295	11,100	10,592
3/24	10,395	11,203	10,704
4/24	10,082	10,920	10,381
5/24	10,282	11,105	10,588
6/24	10,407	11,210	10,712
7/24	10,682	11,472	10,994
8/24	10,857	11,637	11,172
9/24	10,984	11,793	11,304
10/24	10,636	11,500	10,984
11/24	10,778	11,622	11,131
12/24	10,585	11,432	10,947

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	0.62%	-1.18%	0.57%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Agency Fixed Rate MBS Index	1.20%	-0.74%	0.91%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$111,374
  Total Number of Portfolio Holdings300
  Portfolio Turnover Rate 249.9%
  Total Advisory Fees Paid (amount in thousands)$583

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	90.76%
Bonds	28.63%
Investment Companies	2.48%
Other Assets and LiabilitiesFootnote Reference*	(21.87)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	98.44%
Asset Backed Securities	15.67%
Government	5.28%
Money Market Funds	2.48%
Other Assets and LiabilitiesFootnote Reference*	(21.87)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC11AR1-0

Class 1

LargeCap Growth Account I

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about LargeCap Growth Account I (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$75	0.67%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000 Growth Index ("Index"). The Fund is non-diversified. For the year, T. Rowe Price Associates, Inc. (T. Rowe) and Brown Advisory, LLC’s (Brown) underperformed the Index. T. Rowe’s performance benefited from strong stock selection in the health care sector and an underweight to the consumer staples and industrials sectors. Brown’s performance benefited from strong stock selection within the consumer staples and industrials sectors, as well as an underweight to the materials sector. Brown underperformed the Index due to poor stock selection within the information technology sector, as well as an overweight to the industrials and health care sectors. T. Rowe underperformed the Index due to poor stock selection in the information technology and consumer staples sectors, as well as an overweight to the health care sector.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $39,156	Russell 1000 Index $33,560	Russell 1000 Growth Index $47,152
12/14	10,000	10,000	10,000
1/15	9,833	9,725	9,847
2/15	10,512	10,287	10,503
3/15	10,449	10,159	10,384
4/15	10,449	10,231	10,436
5/15	10,648	10,365	10,583
6/15	10,516	10,171	10,396
7/15	10,948	10,367	10,749
8/15	10,303	9,743	10,096
9/15	9,975	9,476	9,846
10/15	10,814	10,243	10,694
11/15	10,908	10,277	10,724
12/15	10,777	10,092	10,567
1/16	9,922	9,549	9,977
2/16	9,836	9,545	9,973
3/16	10,446	10,210	10,645
4/16	10,462	10,266	10,548
5/16	10,679	10,446	10,753
6/16	10,442	10,469	10,711
7/16	11,002	10,868	11,216
8/16	10,936	10,882	11,160
9/16	11,025	10,891	11,201
10/16	10,869	10,679	10,938
11/16	10,905	11,100	11,176
12/16	10,913	11,308	11,314
1/17	11,425	11,536	11,696
2/17	11,856	11,982	12,182
3/17	11,994	11,990	12,322
4/17	12,412	12,116	12,604
5/17	12,807	12,271	12,932
6/17	12,772	12,357	12,898
7/17	13,163	12,601	13,241
8/17	13,446	12,641	13,483
9/17	13,549	12,910	13,659
10/17	14,176	13,206	14,188
11/17	14,644	13,609	14,619
12/17	14,593	13,761	14,733
1/18	15,978	14,516	15,776
2/18	15,678	13,983	15,363
3/18	15,355	13,666	14,941
4/18	15,529	13,712	14,994
5/18	16,128	14,062	15,651
6/18	16,343	14,153	15,801
7/18	16,727	14,642	16,265
8/18	17,475	15,146	17,155
9/18	17,574	15,204	17,251
10/18	16,097	14,128	15,708
11/18	16,479	14,415	15,875
12/18	15,118	13,102	14,510
1/19	16,604	14,200	15,814
2/19	17,313	14,681	16,380
3/19	17,714	14,937	16,846
4/19	18,327	15,540	17,607
5/19	17,283	14,550	16,495
6/19	18,488	15,571	17,628
7/19	18,809	15,813	18,026
8/19	18,744	15,523	17,888
9/19	18,619	15,792	17,890
10/19	18,998	16,127	18,394
11/19	19,909	16,736	19,210
12/19	20,396	17,220	19,790
1/20	20,819	17,238	20,232
2/20	19,616	15,830	18,854
3/20	17,627	13,738	17,000
4/20	20,277	15,553	19,515
5/20	21,773	16,374	20,825
6/20	22,548	16,736	21,732
7/20	24,238	17,716	23,404
8/20	26,211	19,016	25,819
9/20	25,154	18,321	24,604
10/20	24,409	17,879	23,769
11/20	26,765	19,985	26,203
12/20	27,779	20,830	27,408
1/21	27,367	20,658	27,205
2/21	27,923	21,257	27,199
3/21	28,066	22,061	27,666
4/21	30,147	23,249	29,548
5/21	29,855	23,359	29,140
6/21	31,798	23,944	30,968
7/21	32,887	24,442	31,988
8/21	33,695	25,149	33,184
9/21	31,803	23,994	31,326
10/21	33,978	25,659	34,039
11/21	33,378	25,315	34,247
12/21	33,861	26,340	34,971
1/22	30,093	24,855	31,970
2/22	28,713	24,173	30,612
3/22	29,184	24,989	31,809
4/22	25,403	22,761	27,968
5/22	24,622	22,727	27,318
6/22	22,867	20,823	25,154
7/22	25,512	22,763	28,173
8/22	23,957	21,889	26,861
9/22	21,602	19,863	24,249
10/22	22,938	21,456	25,667
11/22	23,993	22,617	26,836
12/22	22,296	21,302	24,782
1/23	24,222	22,730	26,847
2/23	23,550	22,189	26,528
3/23	25,159	22,891	28,342
4/23	25,513	23,175	28,621
5/23	26,435	23,283	29,926
6/23	28,368	24,855	31,972
7/23	29,187	25,710	33,050
8/23	28,988	25,260	32,753
9/23	27,366	24,073	30,972
10/23	26,832	23,491	30,531
11/23	29,634	25,685	33,859
12/23	31,291	26,953	35,358
1/24	32,220	27,329	36,240
2/24	34,054	28,805	38,712
3/24	34,712	29,729	39,394
4/24	33,025	28,463	37,723
5/24	34,302	29,804	39,981
6/24	36,384	30,790	42,677
7/24	36,005	31,238	41,951
8/24	37,066	31,979	42,825
9/24	37,628	32,663	44,038
10/24	37,408	32,434	43,893
11/24	39,856	34,522	46,740
12/24	39,156	33,560	47,152

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	25.14%	13.93%	14.63%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$645,210
  Total Number of Portfolio Holdings421
  Portfolio Turnover Rate 40.9%
  Total Advisory Fees Paid (amount in thousands)$4,183

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.95%
Investment Companies	2.22%
Convertible Preferred Stocks	0.08%
Other Assets and LiabilitiesFootnote Reference*	0.75%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	41.23%
Communications	22.18%
Consumer, Non-cyclical	14.05%
Financial	8.06%
Consumer, Cyclical	5.74%
Industrial	5.38%
Money Market Funds	1.89%
Exchange-Traded Funds	0.33%
Energy	0.28%
Basic Materials	0.08%
Utilities	0.03%
Other Assets and LiabilitiesFootnote Reference*	0.75%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC15AR1-0

Class 1

LargeCap S&P 500 Index Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about LargeCap S&P 500 Index Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$24	0.21%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. During the 12 months ending in December 2024, the Fund's investments were in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns for the year with the communication services and information technology sectors providing the best return. The materials and healthcare sectors recorded the worst returns. NVIDIA, Broadcom, and Meta Platforms contributed to Fund performance. Super Micro Computer, Intel, and CVS Health detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $33,357	S&P 500 Index $34,254
12/14	10,000	10,000
1/15	9,699	9,700
2/15	10,253	10,257
3/15	10,089	10,095
4/15	10,185	10,192
5/15	10,314	10,323
6/15	10,109	10,123
7/15	10,321	10,335
8/15	9,700	9,712
9/15	9,454	9,471
10/15	10,247	10,270
11/15	10,275	10,301
12/15	10,114	10,138
1/16	9,609	9,635
2/16	9,595	9,622
3/16	10,240	10,275
4/16	10,282	10,315
5/16	10,465	10,500
6/16	10,486	10,527
7/16	10,872	10,915
8/16	10,884	10,931
9/16	10,884	10,933
10/16	10,679	10,733
11/16	11,074	11,131
12/16	11,286	11,351
1/17	11,498	11,566
2/17	11,951	12,025
3/17	11,966	12,039
4/17	12,083	12,163
5/17	12,251	12,334
6/17	12,324	12,411
7/17	12,573	12,666
8/17	12,610	12,705
9/17	12,869	12,967
10/17	13,165	13,270
11/17	13,567	13,677
12/17	13,711	13,829
1/18	14,501	14,621
2/18	13,962	14,082
3/18	13,605	13,724
4/18	13,651	13,777
5/18	13,977	14,108
6/18	14,061	14,195
7/18	14,577	14,724
8/18	15,055	15,203
9/18	15,135	15,290
10/18	14,097	14,245
11/18	14,385	14,535
12/18	13,084	13,223
1/19	14,121	14,282
2/19	14,576	14,741
3/19	14,856	15,027
4/19	15,455	15,636
5/19	14,465	14,642
6/19	15,486	15,674
7/19	15,702	15,899
8/19	15,447	15,648
9/19	15,734	15,940
10/19	16,074	16,286
11/19	16,652	16,877
12/19	17,153	17,386
1/20	17,136	17,379
2/20	15,726	15,949
3/20	13,780	13,979
4/20	15,539	15,771
5/20	16,278	16,522
6/20	16,601	16,850
7/20	17,527	17,801
8/20	18,784	19,080
9/20	18,066	18,355
10/20	17,586	17,867
11/20	19,506	19,823
12/20	20,254	20,585
1/21	20,042	20,377
2/21	20,596	20,939
3/21	21,491	21,856
4/21	22,627	23,022
5/21	22,784	23,183
6/21	23,310	23,724
7/21	23,854	24,288
8/21	24,574	25,026
9/21	23,427	23,863
10/21	25,066	25,534
11/21	24,883	25,357
12/21	25,993	26,494
1/22	24,638	25,123
2/22	23,895	24,371
3/22	24,781	25,276
4/22	22,623	23,071
5/22	22,653	23,114
6/22	20,780	21,206
7/22	22,684	23,161
8/22	21,757	22,217
9/22	19,750	20,170
10/22	21,344	21,804
11/22	22,531	23,022
12/22	21,228	21,696
1/23	22,555	23,059
2/23	22,008	22,496
3/23	22,811	23,322
4/23	23,160	23,686
5/23	23,253	23,789
6/23	24,789	25,361
7/23	25,581	26,176
8/23	25,162	25,759
9/23	23,960	24,531
10/23	23,456	24,015
11/23	25,585	26,208
12/23	26,742	27,399
1/24	27,185	27,859
2/24	28,637	29,347
3/24	29,547	30,291
4/24	28,329	29,054
5/24	29,732	30,494
6/24	30,790	31,589
7/24	31,160	31,973
8/24	31,910	32,749
9/24	32,586	33,448
10/24	32,280	33,145
11/24	34,168	35,090
12/24	33,357	34,254

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	24.74%	14.23%	12.80%
S&P 500 Index	25.02%	14.53%	13.10%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,633,906
  Total Number of Portfolio Holdings506
  Portfolio Turnover Rate 2.4%
  Total Advisory Fees Paid (amount in thousands)$5,589

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.77%
Investment Companies	3.59%
Other Assets and LiabilitiesFootnote Reference*	(0.36)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	30.41%
Communications	15.06%
Consumer, Non-cyclical	14.85%
Financial	14.01%
Consumer, Cyclical	8.72%
Industrial	6.90%
Money Market Funds	3.24%
Energy	3.11%
Utilities	2.26%
Basic Materials	1.45%
Exchange-Traded Funds	0.35%
Other Assets and LiabilitiesFootnote Reference*	(0.36)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC16AR1-0

Class 2

LargeCap S&P 500 Index Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about LargeCap S&P 500 Index Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$52	0.46%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. During the 12 months ending in December 2024, the Fund's investments were in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns for the year with the communication services and information technology sectors providing the best return. The materials and healthcare sectors recorded the worst returns. NVIDIA, Broadcom, and Meta Platforms contributed to Fund performance. Super Micro Computer, Intel, and CVS Health detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $32,527	S&P 500 Index $34,254
12/14	10,000	10,000
1/15	9,697	9,700
2/15	10,249	10,257
3/15	10,083	10,095
4/15	10,176	10,192
5/15	10,306	10,323
6/15	10,101	10,123
7/15	10,306	10,335
8/15	9,678	9,712
9/15	9,439	9,471
10/15	10,232	10,270
11/15	10,253	10,301
12/15	10,092	10,138
1/16	9,587	9,635
2/16	9,566	9,622
3/16	10,211	10,275
4/16	10,246	10,315
5/16	10,421	10,500
6/16	10,449	10,527
7/16	10,828	10,915
8/16	10,838	10,931
9/16	10,831	10,933
10/16	10,633	10,733
11/16	11,020	11,131
12/16	11,232	11,351
1/17	11,437	11,566
2/17	11,890	12,025
3/17	11,897	12,039
4/17	12,014	12,163
5/17	12,174	12,334
6/17	12,247	12,411
7/17	12,496	12,666
8/17	12,529	12,705
9/17	12,779	12,967
10/17	13,075	13,270
11/17	13,469	13,677
12/17	13,613	13,829
1/18	14,387	14,621
2/18	13,848	14,082
3/18	13,492	13,724
4/18	13,537	13,777
5/18	13,856	14,108
6/18	13,939	14,195
7/18	14,447	14,724
8/18	14,910	15,203
9/18	14,987	15,290
10/18	13,958	14,245
11/18	14,237	14,535
12/18	12,946	13,223
1/19	13,974	14,282
2/19	14,421	14,741
3/19	14,700	15,027
4/19	15,282	15,636
5/19	14,309	14,642
6/19	15,306	15,674
7/19	15,521	15,899
8/19	15,266	15,648
9/19	15,545	15,940
10/19	15,876	16,286
11/19	16,444	16,877
12/19	16,936	17,386
1/20	16,919	17,379
2/20	15,519	15,949
3/20	13,594	13,979
4/20	15,333	15,771
5/20	16,062	16,522
6/20	16,367	16,850
7/20	17,283	17,801
8/20	18,521	19,080
9/20	17,808	18,355
10/20	17,329	17,867
11/20	19,217	19,823
12/20	19,945	20,585
1/21	19,733	20,377
2/21	20,277	20,939
3/21	21,152	21,856
4/21	22,267	23,022
5/21	22,414	23,183
6/21	22,930	23,724
7/21	23,464	24,288
8/21	24,164	25,026
9/21	23,028	23,863
10/21	24,634	25,534
11/21	24,451	25,357
12/21	25,539	26,494
1/22	24,207	25,123
2/22	23,476	24,371
3/22	24,329	25,276
4/22	22,205	23,071
5/22	22,226	23,114
6/22	20,386	21,206
7/22	22,256	23,161
8/22	21,341	22,217
9/22	19,367	20,170
10/22	20,924	21,804
11/22	22,085	23,022
12/22	20,807	21,696
1/23	22,097	23,059
2/23	21,551	22,496
3/23	22,341	23,322
4/23	22,678	23,686
5/23	22,771	23,789
6/23	24,258	25,361
7/23	25,025	26,176
8/23	24,618	25,759
9/23	23,438	24,531
10/23	22,935	24,015
11/23	25,021	26,208
12/23	26,150	27,399
1/24	26,567	27,859
2/24	27,979	29,347
3/24	28,862	30,291
4/24	27,672	29,054
5/24	29,034	30,494
6/24	30,065	31,589
7/24	30,421	31,973
8/24	31,145	32,749
9/24	31,798	33,448
10/24	31,493	33,145
11/24	33,335	35,090
12/24	32,527	34,254

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
Class 2 Shares	24.39%	13.94%	12.52%
S&P 500 Index	25.02%	14.53%	13.10%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is May 3, 1999.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,633,906
  Total Number of Portfolio Holdings506
  Portfolio Turnover Rate 2.4%
  Total Advisory Fees Paid (amount in thousands)$5,589

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.77%
Investment Companies	3.59%
Other Assets and LiabilitiesFootnote Reference*	(0.36)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	30.41%
Communications	15.06%
Consumer, Non-cyclical	14.85%
Financial	14.01%
Consumer, Cyclical	8.72%
Industrial	6.90%
Money Market Funds	3.24%
Energy	3.11%
Utilities	2.26%
Basic Materials	1.45%
Exchange-Traded Funds	0.35%
Other Assets and LiabilitiesFootnote Reference*	(0.36)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC16AR2-0

Class 1

LargeCap S&P 500 Managed Volatility Index Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about LargeCap S&P 500 Managed Volatility Index Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$40	0.36%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital, with an emphasis on managing volatility. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index ("Index") at the time of each purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe, which include growth and value stocks. During the 12 months ending in December 2024, the Fund's investments were in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns for the year with the communication services and information technology sectors providing the best return. The materials and healthcare sectors recorded the worst returns. NVIDIA, Broadcom, and Meta Platforms contributed to Fund performance. Super Micro Computer, Intel, and CVS Health detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $30,333	S&P 500 Index $34,254
12/14	10,000	10,000
1/15	9,724	9,700
2/15	10,241	10,257
3/15	10,089	10,095
4/15	10,169	10,192
5/15	10,276	10,323
6/15	10,062	10,123
7/15	10,267	10,335
8/15	9,690	9,712
9/15	9,457	9,471
10/15	10,191	10,270
11/15	10,235	10,301
12/15	10,083	10,138
1/16	9,618	9,635
2/16	9,591	9,622
3/16	10,191	10,275
4/16	10,217	10,315
5/16	10,387	10,500
6/16	10,396	10,527
7/16	10,763	10,915
8/16	10,768	10,931
9/16	10,759	10,933
10/16	10,557	10,733
11/16	10,915	11,131
12/16	11,125	11,351
1/17	11,308	11,566
2/17	11,739	12,025
3/17	11,729	12,039
4/17	11,830	12,163
5/17	11,986	12,334
6/17	12,041	12,411
7/17	12,261	12,666
8/17	12,300	12,705
9/17	12,538	12,967
10/17	12,815	13,270
11/17	13,172	13,677
12/17	13,301	13,829
1/18	14,014	14,621
2/18	13,588	14,082
3/18	13,261	13,724
4/18	13,281	13,777
5/18	13,568	14,108
6/18	13,638	14,195
7/18	14,094	14,724
8/18	14,520	15,203
9/18	14,583	15,290
10/18	13,719	14,245
11/18	13,970	14,535
12/18	12,805	13,223
1/19	13,759	14,282
2/19	14,171	14,741
3/19	14,423	15,027
4/19	14,965	15,636
5/19	14,071	14,642
6/19	14,986	15,674
7/19	15,187	15,899
8/19	14,965	15,648
9/19	15,236	15,940
10/19	15,521	16,286
11/19	16,058	16,877
12/19	16,507	17,386
1/20	16,518	17,379
2/20	15,247	15,949
3/20	13,449	13,979
4/20	15,082	15,771
5/20	15,740	16,522
6/20	16,025	16,850
7/20	16,858	17,801
8/20	17,987	19,080
9/20	17,367	18,355
10/20	16,899	17,867
11/20	18,597	19,823
12/20	19,258	20,585
1/21	19,065	20,377
2/21	19,532	20,939
3/21	20,307	21,856
4/21	21,332	23,022
5/21	21,446	23,183
6/21	21,902	23,724
7/21	22,392	24,288
8/21	22,996	25,026
9/21	21,961	23,863
10/21	23,384	25,534
11/21	23,243	25,357
12/21	24,179	26,494
1/22	23,012	25,123
2/22	22,371	24,371
3/22	23,089	25,276
4/22	21,179	23,071
5/22	21,217	23,114
6/22	19,615	21,206
7/22	21,281	23,161
8/22	20,499	22,217
9/22	18,763	20,170
10/22	20,210	21,804
11/22	21,222	23,022
12/22	20,079	21,696
1/23	21,193	23,059
2/23	20,701	22,496
3/23	21,367	23,322
4/23	21,642	23,686
5/23	21,700	23,789
6/23	22,987	25,361
7/23	23,653	26,176
8/23	23,522	25,759
9/23	22,480	24,531
10/23	21,967	24,015
11/23	23,819	26,208
12/23	24,831	27,399
1/24	25,205	27,859
2/24	26,450	29,347
3/24	27,244	30,291
4/24	26,186	29,054
5/24	27,384	30,494
6/24	28,303	31,589
7/24	28,614	31,973
8/24	29,190	32,749
9/24	29,735	33,448
10/24	29,489	33,145
11/24	31,037	35,090
12/24	30,333	34,254

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	22.16%	12.94%	11.74%
S&P 500 Index	25.02%	14.53%	13.10%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$147,935
  Total Number of Portfolio Holdings508
  Portfolio Turnover Rate 11.4%
  Total Advisory Fees Paid (amount in thousands)$587

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	92.19%
Investment Companies	7.84%
Purchased Options	0.22%
Other Assets and LiabilitiesFootnote Reference*	(0.25)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	28.97%
Communications	14.34%
Consumer, Non-cyclical	14.16%
Financial	13.34%
Consumer, Cyclical	8.31%
Money Market Funds	7.44%
Industrial	6.58%
Energy	2.97%
Utilities	2.14%
Basic Materials	1.38%
Exchange-Traded Funds	0.40%
Purchased Options	0.22%
Other Assets and LiabilitiesFootnote Reference*	(0.25)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC42AR1-0

Class 1

MidCap Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about MidCap Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$58	0.53%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap Index ("Index"). Over the last 12 months, the Fund benefited most from selection in financials, its heaviest weighted sector. Alternative asset managers KKR & Co, Inc. and Brookfield Corporation were two top contributors. Both companies grew assets under management, reported good investment performance and accelerated asset monetization. Aerospace components supplier TransDigm was the next top contributor. TransDigm’s founder attributed its success to having a simple and focused strategy. Selection in materials companies and allocation in health care contributed to performance relative to the Index. Commercial real estate data and analytics business CoStar detracted. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized. Selection in technology detracted. Microchip is in the midst of an inventory correction and Verisign saw temporary weakness in Internet domain name registrations due to a regulatory change in China.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $32,668	Russell 3000 Index $32,604	Russell MidCap Index $25,070
12/14	10,000	10,000	10,000
1/15	9,786	9,722	9,844
2/15	10,651	10,285	10,389
3/15	10,656	10,180	10,395
4/15	10,574	10,226	10,301
5/15	10,678	10,368	10,452
6/15	10,505	10,194	10,235
7/15	10,742	10,365	10,311
8/15	10,185	9,739	9,767
9/15	9,708	9,455	9,416
10/15	10,334	10,202	9,999
11/15	10,417	10,258	10,025
12/15	10,164	10,048	9,756
1/16	9,427	9,481	9,117
2/16	9,515	9,478	9,220
3/16	10,262	10,145	9,975
4/16	10,332	10,208	10,081
5/16	10,606	10,391	10,246
6/16	10,599	10,412	10,293
7/16	11,118	10,825	10,762
8/16	11,082	10,853	10,736
9/16	11,117	10,870	10,757
10/16	10,815	10,635	10,416
11/16	11,146	11,111	10,978
12/16	11,218	11,327	11,102
1/17	11,577	11,541	11,370
2/17	12,064	11,970	11,692
3/17	12,068	11,978	11,674
4/17	12,363	12,105	11,764
5/17	12,691	12,229	11,871
6/17	12,673	12,339	11,989
7/17	13,054	12,572	12,166
8/17	13,159	12,596	12,071
9/17	13,422	12,903	12,406
10/17	13,706	13,185	12,613
11/17	14,050	13,585	13,037
12/17	14,081	13,721	13,158
1/18	14,704	14,444	13,654
2/18	13,908	13,912	13,090
3/18	14,009	13,633	13,098
4/18	13,874	13,684	13,078
5/18	14,187	14,071	13,375
6/18	14,505	14,163	13,467
7/18	14,908	14,633	13,802
8/18	15,220	15,147	14,231
9/18	15,165	15,172	14,140
10/18	13,880	14,055	12,965
11/18	14,401	14,336	13,284
12/18	13,159	13,002	11,966
1/19	14,371	14,118	13,257
2/19	15,198	14,614	13,827
3/19	15,697	14,828	13,945
4/19	16,600	15,420	14,476
5/19	16,090	14,422	13,587
6/19	17,153	15,435	14,521
7/19	17,467	15,664	14,728
8/19	17,587	15,345	14,309
9/19	17,727	15,614	14,590
10/19	18,010	15,950	14,744
11/19	18,575	16,557	15,271
12/19	18,830	17,035	15,621
1/20	19,452	17,016	15,496
2/20	18,098	15,623	14,150
3/20	14,338	13,475	11,392
4/20	16,241	15,259	13,028
5/20	17,702	16,075	13,944
6/20	17,909	16,443	14,195
7/20	19,006	17,376	15,029
8/20	19,829	18,635	15,557
9/20	19,371	17,957	15,255
10/20	18,948	17,569	15,352
11/20	21,372	19,707	17,474
12/20	22,282	20,593	18,292
1/21	21,313	20,501	18,244
2/21	22,565	21,142	19,260
3/21	23,076	21,900	19,781
4/21	24,577	23,029	20,789
5/21	24,668	23,134	20,956
6/21	25,224	23,705	21,265
7/21	26,267	24,105	21,428
8/21	26,372	24,793	21,973
9/21	25,411	23,681	21,068
10/21	27,323	25,282	22,321
11/21	26,481	24,897	21,544
12/21	27,970	25,877	22,424
1/22	25,018	24,355	20,772
2/22	24,075	23,741	20,622
3/22	24,730	24,512	21,150
4/22	22,586	22,312	19,521
5/22	22,451	22,282	19,537
6/22	20,577	20,418	17,587
7/22	22,863	22,333	19,323
8/22	21,973	21,500	18,717
9/22	19,942	19,506	16,982
10/22	21,358	21,106	18,489
11/22	22,960	22,208	19,600
12/22	21,543	20,907	18,541
1/23	23,376	22,347	20,081
2/23	22,674	21,825	19,594
3/23	22,754	22,408	19,293
4/23	23,225	22,647	19,191
5/23	23,052	22,735	18,655
6/23	24,957	24,288	20,211
7/23	25,158	25,158	21,013
8/23	24,927	24,673	20,284
9/23	23,645	23,497	19,265
10/23	22,870	22,875	18,303
11/23	25,740	25,008	20,176
12/23	27,162	26,334	21,735
1/24	27,472	26,626	21,426
2/24	29,041	28,067	22,623
3/24	30,157	28,973	23,604
4/24	28,252	27,698	22,329
5/24	29,230	29,006	22,966
6/24	29,355	29,904	22,814
7/24	31,213	30,460	23,889
8/24	31,799	31,123	24,373
9/24	32,574	31,767	24,915
10/24	32,314	31,534	24,781
11/24	35,221	33,632	26,967
12/24	32,668	32,604	25,070

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	20.27%	11.65%	12.57%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell MidCap Index	15.34%	9.92%	9.63%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$694,392
  Total Number of Portfolio Holdings73
  Portfolio Turnover Rate 20.8%
  Total Advisory Fees Paid (amount in thousands)$3,441

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.98%
Investment Companies	0.20%
Other Assets and Liabilities	(0.18)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	28.88%
Consumer, Cyclical	25.72%
Industrial	18.72%
Technology	17.78%
Utilities	3.37%
Communications	2.61%
Consumer, Non-cyclical	2.19%
Basic Materials	0.71%
Money Market Funds	0.20%
Other Assets and Liabilities	(0.18)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC19AR1-0

Class 2

MidCap Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about MidCap Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$86	0.78%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap Index ("Index"). Over the last 12 months, the Fund benefited most from selection in financials, its heaviest weighted sector. Alternative asset managers KKR & Co, Inc. and Brookfield Corporation were two top contributors. Both companies grew assets under management, reported good investment performance and accelerated asset monetization. Aerospace components supplier TransDigm was the next top contributor. TransDigm’s founder attributed its success to having a simple and focused strategy. Selection in materials companies and allocation in health care contributed to performance relative to the Index. Commercial real estate data and analytics business CoStar detracted. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized. Selection in technology detracted. Microchip is in the midst of an inventory correction and Verisign saw temporary weakness in Internet domain name registrations due to a regulatory change in China.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $31,858	Russell 3000 Index $32,604	Russell MidCap Index $25,070
12/14	10,000	10,000	10,000
1/15	9,782	9,722	9,844
2/15	10,646	10,285	10,389
3/15	10,649	10,180	10,395
4/15	10,563	10,226	10,301
5/15	10,666	10,368	10,452
6/15	10,491	10,194	10,235
7/15	10,725	10,365	10,311
8/15	10,167	9,739	9,767
9/15	9,689	9,455	9,416
10/15	10,312	10,202	9,999
11/15	10,392	10,258	10,025
12/15	10,137	10,048	9,756
1/16	9,401	9,481	9,117
2/16	9,486	9,478	9,220
3/16	10,229	10,145	9,975
4/16	10,296	10,208	10,081
5/16	10,567	10,391	10,246
6/16	10,558	10,412	10,293
7/16	11,072	10,825	10,762
8/16	11,034	10,853	10,736
9/16	11,065	10,870	10,757
10/16	10,764	10,635	10,416
11/16	11,092	11,111	10,978
12/16	11,162	11,327	11,102
1/17	11,517	11,541	11,370
2/17	11,997	11,970	11,692
3/17	11,999	11,978	11,674
4/17	12,290	12,105	11,764
5/17	12,613	12,229	11,871
6/17	12,594	12,339	11,989
7/17	12,970	12,572	12,166
8/17	13,068	12,596	12,071
9/17	13,328	12,903	12,406
10/17	13,608	13,185	12,613
11/17	13,946	13,585	13,037
12/17	13,974	13,721	13,158
1/18	14,589	14,444	13,654
2/18	13,797	13,912	13,090
3/18	13,896	13,633	13,098
4/18	13,757	13,684	13,078
5/18	14,067	14,071	13,375
6/18	14,379	14,163	13,467
7/18	14,772	14,633	13,802
8/18	15,079	15,147	14,231
9/18	15,021	15,172	14,140
10/18	13,745	14,055	12,965
11/18	14,259	14,336	13,284
12/18	13,026	13,002	11,966
1/19	14,224	14,118	13,257
2/19	15,038	14,614	13,827
3/19	15,530	14,828	13,945
4/19	16,419	15,420	14,476
5/19	15,911	14,422	13,587
6/19	16,960	15,435	14,521
7/19	17,268	15,664	14,728
8/19	17,382	15,345	14,309
9/19	17,515	15,614	14,590
10/19	17,790	15,950	14,744
11/19	18,347	16,557	15,271
12/19	18,591	17,035	15,621
1/20	19,205	17,016	15,496
2/20	17,866	15,623	14,150
3/20	14,148	13,475	11,392
4/20	16,023	15,259	13,028
5/20	17,462	16,075	13,944
6/20	17,662	16,443	14,195
7/20	18,742	17,376	15,029
8/20	19,549	18,635	15,557
9/20	19,094	17,957	15,255
10/20	18,672	17,569	15,352
11/20	21,056	19,707	17,474
12/20	21,950	20,593	18,292
1/21	20,987	20,501	18,244
2/21	22,218	21,142	19,260
3/21	22,716	21,900	19,781
4/21	24,188	23,029	20,789
5/21	24,275	23,134	20,956
6/21	24,814	23,705	21,265
7/21	25,837	24,105	21,428
8/21	25,935	24,793	21,973
9/21	24,985	23,681	21,068
10/21	26,860	25,282	22,321
11/21	26,023	24,897	21,544
12/21	27,481	25,877	22,424
1/22	24,576	24,355	20,772
2/22	23,646	23,741	20,622
3/22	24,282	24,512	21,150
4/22	22,174	22,312	19,521
5/22	22,040	22,282	19,537
6/22	20,191	20,418	17,587
7/22	22,430	22,333	19,323
8/22	21,553	21,500	18,717
9/22	19,558	19,506	16,982
10/22	20,941	21,106	18,489
11/22	22,507	22,208	19,600
12/22	21,116	20,907	18,541
1/23	22,904	22,347	20,081
2/23	22,210	21,825	19,594
3/23	22,290	22,408	19,293
4/23	22,745	22,647	19,191
5/23	22,569	22,735	18,655
6/23	24,432	24,288	20,211
7/23	24,620	25,158	21,013
8/23	24,390	24,673	20,284
9/23	23,129	23,497	19,265
10/23	22,367	22,875	18,303
11/23	25,172	25,008	20,176
12/23	26,552	26,334	21,735
1/24	26,851	26,626	21,426
2/24	28,381	28,067	22,623
3/24	29,464	28,973	23,604
4/24	27,597	27,698	22,329
5/24	28,548	29,006	22,966
6/24	28,663	29,904	22,814
7/24	30,471	30,460	23,889
8/24	31,036	31,123	24,373
9/24	31,787	31,767	24,915
10/24	31,525	31,534	24,781
11/24	34,357	33,632	26,967
12/24	31,858	32,604	25,070

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	19.98%	11.37%	12.28%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell MidCap Index	15.34%	9.92%	9.63%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$694,392
  Total Number of Portfolio Holdings73
  Portfolio Turnover Rate 20.8%
  Total Advisory Fees Paid (amount in thousands)$3,441

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.98%
Investment Companies	0.20%
Other Assets and Liabilities	(0.18)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	28.88%
Consumer, Cyclical	25.72%
Industrial	18.72%
Technology	17.78%
Utilities	3.37%
Communications	2.61%
Consumer, Non-cyclical	2.19%
Basic Materials	0.71%
Money Market Funds	0.20%
Other Assets and Liabilities	(0.18)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC19AR2-0

Class 1

Principal Capital Appreciation Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Principal Capital Appreciation Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$71	0.63%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term growth of capital. The Fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. Those managing the Fund's investments seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries. Owning Broadcom Inc. (AVGO) aided results as the company benefitted from an AI-driven rally along with other chip makers. GE Vernova (GEV) contributed to results as the company revised guidance higher and noted production slots for heavy-duty gas turbines are almost sold out through 2028. Constellation Energy (CEG) reported stronger than expected guidance for revenue growth and earnings. Adobe Inc. (ADBE) issued a weak fourth quarter guide and detracted from relative performance to the Russell 3000 Index. Ulta Beauty (ULTA) detracted from performance as investors worried about increased competition. Lam Research Corporation (LRCX) detracted from results as investors worried about a weak NAND recovery and lower exposure to leading-edge chips.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $34,412	Russell 3000 Index $32,604
12/14	10,000	10,000
1/15	9,771	9,722
2/15	10,318	10,285
3/15	10,211	10,180
4/15	10,269	10,226
5/15	10,385	10,368
6/15	10,278	10,194
7/15	10,462	10,365
8/15	9,783	9,739
9/15	9,568	9,455
10/15	10,314	10,202
11/15	10,451	10,258
12/15	10,218	10,048
1/16	9,710	9,481
2/16	9,664	9,478
3/16	10,291	10,145
4/16	10,241	10,208
5/16	10,469	10,391
6/16	10,483	10,412
7/16	10,876	10,825
8/16	10,860	10,853
9/16	10,832	10,870
10/16	10,538	10,635
11/16	10,916	11,111
12/16	11,148	11,327
1/17	11,386	11,541
2/17	11,814	11,970
3/17	11,805	11,978
4/17	11,954	12,105
5/17	12,098	12,229
6/17	12,103	12,339
7/17	12,364	12,572
8/17	12,382	12,596
9/17	12,641	12,903
10/17	12,924	13,185
11/17	13,349	13,585
12/17	13,462	13,721
1/18	14,160	14,444
2/18	13,698	13,912
3/18	13,377	13,633
4/18	13,372	13,684
5/18	13,735	14,071
6/18	13,830	14,163
7/18	14,339	14,633
8/18	14,797	15,147
9/18	14,838	15,172
10/18	13,852	14,055
11/18	14,250	14,336
12/18	13,003	13,002
1/19	14,003	14,118
2/19	14,476	14,614
3/19	14,742	14,828
4/19	15,451	15,420
5/19	14,571	14,422
6/19	15,522	15,435
7/19	15,944	15,664
8/19	15,688	15,345
9/19	15,943	15,614
10/19	16,279	15,950
11/19	16,761	16,557
12/19	17,227	17,035
1/20	17,221	17,016
2/20	15,724	15,623
3/20	13,885	13,475
4/20	15,460	15,259
5/20	16,329	16,075
6/20	16,632	16,443
7/20	17,860	17,376
8/20	19,016	18,635
9/20	18,406	17,957
10/20	17,965	17,569
11/20	19,718	19,707
12/20	20,451	20,593
1/21	20,147	20,501
2/21	20,618	21,142
3/21	21,393	21,900
4/21	22,514	23,029
5/21	22,681	23,134
6/21	23,355	23,705
7/21	24,005	24,105
8/21	24,684	24,793
9/21	23,444	23,681
10/21	25,248	25,282
11/21	25,142	24,897
12/21	26,141	25,877
1/22	24,611	24,355
2/22	23,637	23,741
3/22	24,561	24,512
4/22	22,401	22,312
5/22	22,538	22,282
6/22	20,871	20,418
7/22	22,694	22,333
8/22	21,927	21,500
9/22	20,122	19,506
10/22	21,756	21,106
11/22	23,152	22,208
12/22	21,849	20,907
1/23	23,058	22,347
2/23	22,375	21,825
3/23	23,130	22,408
4/23	23,541	22,647
5/23	23,533	22,735
6/23	25,045	24,288
7/23	25,872	25,158
8/23	25,390	24,673
9/23	24,308	23,497
10/23	23,905	22,875
11/23	26,058	25,008
12/23	27,344	26,334
1/24	27,964	26,626
2/24	29,567	28,067
3/24	30,628	28,973
4/24	29,319	27,698
5/24	30,838	29,006
6/24	31,798	29,904
7/24	32,185	30,460
8/24	32,867	31,123
9/24	33,542	31,767
10/24	33,300	31,534
11/24	35,451	33,632
12/24	34,412	32,604

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	25.85%	14.84%	13.15%
Russell 3000 Index	23.81%	13.86%	12.55%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$221,600
  Total Number of Portfolio Holdings96
  Portfolio Turnover Rate 44.9%
  Total Advisory Fees Paid (amount in thousands)$1,278

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.35%
Investment Companies	1.93%
Other Assets and Liabilities	(0.28)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	29.59%
Financial	16.37%
Communications	13.38%
Consumer, Cyclical	12.34%
Consumer, Non-cyclical	11.64%
Industrial	8.87%
Energy	3.04%
Utilities	2.24%
Money Market Funds	1.93%
Basic Materials	0.88%
Other Assets and Liabilities	(0.28)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC21AR1-0

Class 2

Principal Capital Appreciation Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Principal Capital Appreciation Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$99	0.88%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term growth of capital. The Fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. Those managing the Fund's investments seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries. Owning Broadcom Inc. (AVGO) aided results as the company benefitted from an AI-driven rally along with other chip makers. GE Vernova (GEV) contributed to results as the company revised guidance higher and noted production slots for heavy-duty gas turbines are almost sold out through 2028. Constellation Energy (CEG) reported stronger than expected guidance for revenue growth and earnings. Adobe Inc. (ADBE) issued a weak fourth quarter guide and detracted from relative performance to the Russell 3000 Index. Ulta Beauty (ULTA) detracted from performance as investors worried about increased competition. Lam Research Corporation (LRCX) detracted from results as investors worried about a weak NAND recovery and lower exposure to leading-edge chips.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $33,573	Russell 3000 Index $32,604
12/14	10,000	10,000
1/15	9,769	9,722
2/15	10,317	10,285
3/15	10,204	10,180
4/15	10,262	10,226
5/15	10,375	10,368
6/15	10,267	10,194
7/15	10,448	10,365
8/15	9,765	9,739
9/15	9,554	9,455
10/15	10,295	10,202
11/15	10,428	10,258
12/15	10,194	10,048
1/16	9,687	9,481
2/16	9,637	9,478
3/16	10,258	10,145
4/16	10,212	10,208
5/16	10,433	10,391
6/16	10,447	10,412
7/16	10,834	10,825
8/16	10,815	10,853
9/16	10,787	10,870
10/16	10,492	10,635
11/16	10,867	11,111
12/16	11,096	11,327
1/17	11,326	11,541
2/17	11,756	11,970
3/17	11,742	11,978
4/17	11,887	12,105
5/17	12,027	12,229
6/17	12,032	12,339
7/17	12,285	12,572
8/17	12,302	12,596
9/17	12,558	12,903
10/17	12,837	13,185
11/17	13,258	13,585
12/17	13,366	13,721
1/18	14,052	14,444
2/18	13,593	13,912
3/18	13,272	13,633
4/18	13,262	13,684
5/18	13,622	14,071
6/18	13,712	14,163
7/18	14,213	14,633
8/18	14,662	15,147
9/18	14,697	15,172
10/18	13,720	14,055
11/18	14,113	14,336
12/18	12,879	13,002
1/19	13,866	14,118
2/19	14,330	14,614
3/19	14,591	14,828
4/19	15,286	15,420
5/19	14,415	14,422
6/19	15,352	15,435
7/19	15,764	15,664
8/19	15,508	15,345
9/19	15,757	15,614
10/19	16,088	15,950
11/19	16,559	16,557
12/19	17,014	17,035
1/20	17,008	17,016
2/20	15,521	15,623
3/20	13,703	13,475
4/20	15,257	15,259
5/20	16,110	16,075
6/20	16,408	16,443
7/20	17,614	17,376
8/20	18,753	18,635
9/20	18,142	17,957
10/20	17,707	17,569
11/20	19,429	19,707
12/20	20,150	20,593
1/21	19,846	20,501
2/21	20,305	21,142
3/21	21,068	21,900
4/21	22,165	23,029
5/21	22,326	23,134
6/21	22,987	23,705
7/21	23,619	24,105
8/21	24,281	24,793
9/21	23,059	23,681
10/21	24,824	25,282
11/21	24,712	24,897
12/21	25,691	25,877
1/22	24,188	24,355
2/22	23,221	23,741
3/22	24,125	24,512
4/22	21,999	22,312
5/22	22,130	22,282
6/22	20,489	20,418
7/22	22,273	22,333
8/22	21,512	21,500
9/22	19,738	19,506
10/22	21,342	21,106
11/22	22,702	22,208
12/22	21,421	20,907
1/23	22,601	22,347
2/23	21,932	21,825
3/23	22,666	22,408
4/23	23,061	22,647
5/23	23,047	22,735
6/23	24,522	24,288
7/23	25,334	25,158
8/23	24,852	24,673
9/23	23,779	23,497
10/23	23,392	22,875
11/23	25,482	25,008
12/23	26,744	26,334
1/24	27,340	26,626
2/24	28,903	28,067
3/24	29,933	28,973
4/24	28,648	27,698
5/24	30,126	29,006
6/24	31,055	29,904
7/24	31,427	30,460
8/24	32,092	31,123
9/24	32,737	31,767
10/24	32,503	31,534
11/24	34,595	33,632
12/24	33,573	32,604

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	25.54%	14.56%	12.88%
Russell 3000 Index	23.81%	13.86%	12.55%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$221,600
  Total Number of Portfolio Holdings96
  Portfolio Turnover Rate 44.9%
  Total Advisory Fees Paid (amount in thousands)$1,278

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.35%
Investment Companies	1.93%
Other Assets and Liabilities	(0.28)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	29.59%
Financial	16.37%
Communications	13.38%
Consumer, Cyclical	12.34%
Consumer, Non-cyclical	11.64%
Industrial	8.87%
Energy	3.04%
Utilities	2.24%
Money Market Funds	1.93%
Basic Materials	0.88%
Other Assets and Liabilities	(0.28)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC21AR2-0

Class 1

Principal LifeTime 2020 Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2020 Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC"). Asset class positioning was the largest positive contributor for the year driven by an overweight to U.S. equity and an underweight to fixed income and non-U.S. equity relative to the S&P Target Date indices. An overweight to high yield bonds across the series contributed positively to performance for the year. The Equity Income, LargeCap Value III, MidCap, and Core Fixed Income investment options outperformed their respective indices for the year. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P Target Date indices, provided for a positive style selection effect. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mainly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted for the year. An overweight to U.S. midcap and smallcap equities relative to the S&P Target Date indices detracted from performance for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $17,100	Bloomberg U.S. Aggregate Bond Index $11,432	S&P Target Date 2020 Index $17,109
12/14	10,000	10,000	10,000
1/15	9,964	10,210	9,984
2/15	10,276	10,114	10,279
3/15	10,225	10,161	10,234
4/15	10,320	10,124	10,306
5/15	10,349	10,100	10,340
6/15	10,182	9,990	10,178
7/15	10,276	10,059	10,284
8/15	9,864	10,045	9,886
9/15	9,668	10,113	9,723
10/15	10,059	10,114	10,137
11/15	10,036	10,088	10,132
12/15	9,887	10,055	9,981
1/16	9,566	10,193	9,716
2/16	9,535	10,266	9,710
3/16	9,965	10,360	10,157
4/16	10,059	10,400	10,227
5/16	10,122	10,402	10,292
6/16	10,153	10,589	10,359
7/16	10,419	10,656	10,602
8/16	10,439	10,644	10,617
9/16	10,472	10,638	10,647
10/16	10,324	10,556	10,490
11/16	10,349	10,307	10,554
12/16	10,456	10,321	10,702
1/17	10,654	10,341	10,846
2/17	10,844	10,411	11,037
3/17	10,902	10,405	11,094
4/17	11,051	10,486	11,211
5/17	11,199	10,566	11,337
6/17	11,232	10,556	11,378
7/17	11,431	10,601	11,530
8/17	11,496	10,696	11,561
9/17	11,641	10,645	11,697
10/17	11,795	10,652	11,825
11/17	11,923	10,638	11,971
12/17	12,025	10,687	12,071
1/18	12,383	10,564	12,327
2/18	11,991	10,464	12,026
3/18	11,923	10,531	11,960
4/18	11,974	10,452	11,987
5/18	12,033	10,527	12,099
6/18	12,008	10,514	12,091
7/18	12,229	10,516	12,267
8/18	12,323	10,584	12,391
9/18	12,324	10,516	12,372
10/18	11,746	10,433	11,854
11/18	11,836	10,495	11,983
12/18	11,376	10,688	11,569
1/19	11,954	10,801	12,104
2/19	12,161	10,795	12,287
3/19	12,324	11,002	12,431
4/19	12,595	11,005	12,651
5/19	12,288	11,201	12,339
6/19	12,766	11,341	12,789
7/19	12,812	11,366	12,839
8/19	12,821	11,661	12,821
9/19	12,906	11,599	12,938
10/19	13,041	11,634	13,107
11/19	13,225	11,628	13,272
12/19	13,437	11,620	13,481
1/20	13,495	11,843	13,499
2/20	13,070	12,056	13,032
3/20	11,881	11,985	12,059
4/20	12,722	12,198	12,811
5/20	13,138	12,255	13,141
6/20	13,370	12,332	13,342
7/20	13,824	12,517	13,734
8/20	14,191	12,416	14,040
9/20	13,985	12,409	13,841
10/20	13,833	12,353	13,701
11/20	14,764	12,475	14,531
12/20	15,169	12,492	14,861
1/21	15,058	12,402	14,816
2/21	15,270	12,223	14,932
3/21	15,442	12,071	15,078
4/21	15,867	12,166	15,427
5/21	16,009	12,206	15,551
6/21	16,130	12,291	15,666
7/21	16,282	12,429	15,793
8/21	16,444	12,405	15,976
9/21	16,048	12,298	15,629
10/21	16,462	12,294	16,003
11/21	16,211	12,331	15,825
12/21	16,560	12,299	16,163
1/22	15,993	12,034	15,603
2/22	15,688	11,900	15,409
3/22	15,634	11,569	15,401
4/22	14,816	11,130	14,616
5/22	14,892	11,202	14,668
6/22	14,140	11,026	13,965
7/22	14,827	11,296	14,599
8/22	14,391	10,977	14,195
9/22	13,483	10,502	13,324
10/22	13,849	10,366	13,695
11/22	14,508	10,748	14,354
12/22	14,178	10,699	14,092
1/23	14,861	11,028	14,736
2/23	14,520	10,743	14,436
3/23	14,788	11,016	14,731
4/23	14,935	11,083	14,861
5/23	14,739	10,962	14,695
6/23	15,130	10,923	15,062
7/23	15,374	10,915	15,310
8/23	15,154	10,846	15,090
9/23	14,707	10,570	14,650
10/23	14,427	10,403	14,352
11/23	15,280	10,874	15,212
12/23	15,917	11,291	15,828
1/24	15,930	11,260	15,847
2/24	16,146	11,100	16,041
3/24	16,477	11,203	16,335
4/24	16,044	10,920	15,931
5/24	16,439	11,105	16,353
6/24	16,554	11,210	16,544
7/24	16,898	11,472	16,887
8/24	17,190	11,637	17,164
9/24	17,431	11,793	17,441
10/24	17,100	11,500	17,080
11/24	17,524	11,622	17,432
12/24	17,100	11,432	17,109

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	7.43%	4.94%	5.51%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2020 Index	8.09%	4.88%	5.52%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$145,432
  Total Number of Portfolio Holdings19
  Portfolio Turnover Rate 38.8%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	56.87%
Domestic Equity Funds	31.62%
International Equity Funds	11.10%
Specialty Funds	0.41%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC23AR1-0

Class 1

Principal LifeTime 2030 Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2030 Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$0	0.00%

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC"). Asset class positioning was the largest positive contributor for the year driven by an overweight to U.S. equity and an underweight to fixed income and non-U.S. equity relative to the S&P Target Date indices. An overweight to high yield bonds across the series contributed positively to performance for the year. The Equity Income, LargeCap Value III, MidCap, and Core Fixed Income investment options outperformed their respective indices for the year. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P Target Date indices, provided for a positive style selection effect. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mainly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted for the year. An overweight to U.S. midcap and smallcap equities relative to the S&P Target Date indices detracted from performance for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $18,997	S&P 1500 Index TR $33,322	S&P Target Date 2030 Index $19,427
12/14	10,000	10,000	10,000
1/15	9,943	9,713	9,936
2/15	10,316	10,267	10,320
3/15	10,259	10,139	10,257
4/15	10,357	10,206	10,358
5/15	10,405	10,342	10,406
6/15	10,227	10,156	10,225
7/15	10,332	10,344	10,341
8/15	9,834	9,726	9,852
9/15	9,609	9,477	9,644
10/15	10,076	10,248	10,149
11/15	10,067	10,295	10,152
12/15	9,895	10,101	9,970
1/16	9,480	9,591	9,618
2/16	9,419	9,592	9,591
3/16	9,929	10,260	10,122
4/16	10,016	10,308	10,201
5/16	10,093	10,497	10,282
6/16	10,093	10,526	10,326
7/16	10,396	10,923	10,620
8/16	10,420	10,946	10,642
9/16	10,448	10,945	10,676
10/16	10,265	10,729	10,493
11/16	10,338	11,189	10,623
12/16	10,475	11,417	10,802
1/17	10,704	11,623	10,979
2/17	10,932	12,064	11,206
3/17	11,006	12,072	11,283
4/17	11,179	12,194	11,413
5/17	11,353	12,336	11,560
6/17	11,399	12,430	11,622
7/17	11,637	12,671	11,822
8/17	11,710	12,683	11,840
9/17	11,898	12,982	12,041
10/17	12,087	13,278	12,217
11/17	12,275	13,693	12,426
12/17	12,388	13,830	12,551
1/18	12,886	14,581	12,950
2/18	12,406	14,035	12,547
3/18	12,303	13,730	12,432
4/18	12,369	13,780	12,489
5/18	12,453	14,145	12,625
6/18	12,406	14,232	12,606
7/18	12,689	14,740	12,858
8/18	12,801	15,227	13,011
9/18	12,815	15,278	13,003
10/18	12,049	14,189	12,275
11/18	12,169	14,486	12,442
12/18	11,512	13,144	11,799
1/19	12,248	14,227	12,511
2/19	12,536	14,699	12,770
3/19	12,705	14,937	12,907
4/19	13,043	15,541	13,218
5/19	12,566	14,527	12,704
6/19	13,193	15,558	13,306
7/19	13,242	15,778	13,362
8/19	13,173	15,489	13,230
9/19	13,307	15,797	13,423
10/19	13,500	16,127	13,658
11/19	13,757	16,704	13,894
12/19	14,046	17,206	14,203
1/20	14,046	17,153	14,139
2/20	13,393	15,722	13,387
3/20	11,841	13,666	12,018
4/20	12,900	15,427	12,990
5/20	13,425	16,182	13,430
6/20	13,703	16,504	13,694
7/20	14,282	17,419	14,191
8/20	14,795	18,622	14,682
9/20	14,513	17,917	14,381
10/20	14,302	17,508	14,192
11/20	15,581	19,487	15,397
12/20	16,137	20,289	15,894
1/21	15,981	20,152	15,852
2/21	16,359	20,783	16,117
3/21	16,648	21,691	16,409
4/21	17,238	22,818	16,910
5/21	17,416	22,979	17,088
6/21	17,560	23,456	17,215
7/21	17,738	23,955	17,343
8/21	17,983	24,662	17,615
9/21	17,431	23,539	17,137
10/21	18,050	25,151	17,678
11/21	17,677	24,934	17,399
12/21	18,202	26,060	17,898
1/22	17,420	24,669	17,172
2/22	16,976	24,012	16,921
3/22	17,000	24,852	17,015
4/22	15,915	22,712	16,002
5/22	15,996	22,770	16,067
6/22	15,028	20,872	15,107
7/22	15,915	22,819	15,930
8/22	15,343	21,899	15,445
9/22	14,231	19,879	14,355
10/22	14,762	21,537	14,940
11/22	15,628	22,739	15,779
12/22	15,137	21,427	15,398
1/23	16,042	22,827	16,228
2/23	15,603	22,286	15,878
3/23	15,900	22,961	16,196
4/23	16,081	23,264	16,364
5/23	15,835	23,306	16,164
6/23	16,444	24,887	16,714
7/23	16,767	25,713	17,075
8/23	16,469	25,269	16,774
9/23	15,860	24,050	16,215
10/23	15,470	23,478	15,828
11/23	16,613	25,609	16,916
12/23	17,420	26,883	17,677
1/24	17,434	27,242	17,691
2/24	17,797	28,693	18,037
3/24	18,228	29,654	18,430
4/24	17,636	28,399	17,914
5/24	18,160	29,799	18,465
6/24	18,295	30,741	18,693
7/24	18,725	31,261	19,112
8/24	19,102	31,944	19,468
9/24	19,386	32,598	19,810
10/24	18,983	32,292	19,369
11/24	19,566	34,282	19,856
12/24	18,997	33,322	19,427

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	9.05%	6.22%	6.63%
S&P 1500 Index TR	23.95%	14.13%	12.79%
S&P Target Date 2030 Index	9.90%	6.46%	6.87%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$296,715
  Total Number of Portfolio Holdings19
  Portfolio Turnover Rate 51.1%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	43.25%
Fixed Income Funds	40.77%
International Equity Funds	15.51%
Specialty Funds	0.47%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC24AR1-0

Class 1

Principal LifeTime 2040 Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2040 Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC"). Asset class positioning was the largest positive contributor for the year driven by an overweight to U.S. equity and an underweight to fixed income and non-U.S. equity relative to the S&P Target Date indices. An overweight to high yield bonds across the series contributed positively to performance for the year. The Equity Income, LargeCap Value III, MidCap, and Core Fixed Income investment options outperformed their respective indices for the year. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P Target Date indices, provided for a positive style selection effect. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mainly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted for the year. An overweight to U.S. midcap and smallcap equities relative to the S&P Target Date indices detracted from performance for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $20,980	S&P 1500 Index TR $33,322	S&P Target Date 2040 Index $21,980
12/14	10,000	10,000	10,000
1/15	9,897	9,713	9,904
2/15	10,338	10,267	10,352
3/15	10,269	10,139	10,278
4/15	10,372	10,206	10,396
5/15	10,441	10,342	10,457
6/15	10,269	10,156	10,261
7/15	10,372	10,344	10,383
8/15	9,812	9,726	9,828
9/15	9,556	9,477	9,584
10/15	10,098	10,248	10,157
11/15	10,084	10,295	10,165
12/15	9,915	10,101	9,960
1/16	9,402	9,591	9,544
2/16	9,321	9,592	9,500
3/16	9,878	10,260	10,091
4/16	9,966	10,308	10,178
5/16	10,047	10,497	10,270
6/16	10,010	10,526	10,294
7/16	10,347	10,923	10,627
8/16	10,363	10,946	10,656
9/16	10,402	10,945	10,692
10/16	10,193	10,729	10,491
11/16	10,324	11,189	10,674
12/16	10,456	11,417	10,879
1/17	10,711	11,623	11,081
2/17	10,958	12,064	11,338
3/17	11,043	12,072	11,429
4/17	11,237	12,194	11,570
5/17	11,415	12,336	11,735
6/17	11,484	12,430	11,814
7/17	11,747	12,671	12,052
8/17	11,812	12,683	12,058
9/17	12,049	12,982	12,312
10/17	12,278	13,278	12,527
11/17	12,499	13,693	12,786
12/17	12,617	13,830	12,931
1/18	13,210	14,581	13,449
2/18	12,689	14,035	12,963
3/18	12,578	13,730	12,809
4/18	12,641	13,780	12,891
5/18	12,768	14,145	13,047
6/18	12,728	14,232	13,019
7/18	13,036	14,740	13,329
8/18	13,210	15,227	13,503
9/18	13,220	15,278	13,503
10/18	12,294	14,189	12,604
11/18	12,444	14,486	12,800
12/18	11,627	13,144	11,973
1/19	12,503	14,227	12,823
2/19	12,845	14,699	13,141
3/19	12,995	14,937	13,269
4/19	13,395	15,541	13,653
5/19	12,786	14,527	12,975
6/19	13,495	15,558	13,703
7/19	13,570	15,778	13,762
8/19	13,437	15,489	13,527
9/19	13,601	15,797	13,785
10/19	13,842	16,127	14,078
11/19	14,155	16,704	14,374
12/19	14,504	17,206	14,771
1/20	14,424	17,153	14,631
2/20	13,583	15,722	13,628
3/20	11,786	13,666	11,929
4/20	12,975	15,427	13,071
5/20	13,610	16,182	13,597
6/20	13,914	16,504	13,917
7/20	14,593	17,419	14,505
8/20	15,202	18,622	15,168
9/20	14,876	17,917	14,772
10/20	14,653	17,508	14,542
11/20	16,152	19,487	16,087
12/20	16,841	20,289	16,745
1/21	16,682	20,152	16,713
2/21	17,185	20,783	17,131
3/21	17,548	21,691	17,571
4/21	18,256	22,818	18,220
5/21	18,460	22,979	18,451
6/21	18,637	23,456	18,588
7/21	18,833	23,955	18,712
8/21	19,168	24,662	19,098
9/21	18,462	23,539	18,459
10/21	19,251	25,151	19,216
11/21	18,725	24,934	18,806
12/21	19,416	26,060	19,516
1/22	18,442	24,669	18,593
2/22	17,917	24,012	18,282
3/22	18,053	24,852	18,534
4/22	16,729	22,712	17,259
5/22	16,826	22,770	17,332
6/22	15,589	20,872	16,031
7/22	16,699	22,819	17,098
8/22	16,047	21,899	16,493
9/22	14,692	19,879	15,097
10/22	15,520	21,537	15,931
11/22	16,556	22,739	17,013
12/22	15,902	21,427	16,480
1/23	17,002	22,827	17,555
2/23	16,512	22,286	17,125
3/23	16,795	22,961	17,482
4/23	17,024	23,264	17,697
5/23	16,763	23,306	17,439
6/23	17,624	24,887	18,263
7/23	18,081	25,713	18,800
8/23	17,689	25,269	18,378
9/23	16,961	24,050	17,672
10/23	16,507	23,478	17,171
11/23	17,878	25,609	18,549
12/23	18,807	26,883	19,474
1/24	18,819	27,242	19,500
2/24	19,442	28,693	20,104
3/24	20,020	29,654	20,647
4/24	19,306	28,399	19,999
5/24	19,963	29,799	20,730
6/24	20,110	30,741	21,012
7/24	20,598	31,261	21,506
8/24	21,039	31,944	21,951
9/24	21,365	32,598	22,377
10/24	20,922	32,292	21,857
11/24	21,727	34,282	22,539
12/24	20,980	33,322	21,980

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	11.55%	7.66%	7.69%
S&P 1500 Index TR	23.95%	14.13%	12.79%
S&P Target Date 2040 Index	12.87%	8.27%	8.19%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$175,508
  Total Number of Portfolio Holdings16
  Portfolio Turnover Rate 42.5%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	58.64%
International Equity Funds	21.10%
Fixed Income Funds	20.26%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC25AR1-0

Class 1

Principal LifeTime 2050 Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2050 Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC"). Asset class positioning was the largest positive contributor for the year driven by an overweight to U.S. equity and an underweight to fixed income and non-U.S. equity relative to the S&P Target Date indices. An overweight to high yield bonds across the series contributed positively to performance for the year. The Equity Income, LargeCap Value III, MidCap, and Core Fixed Income investment options outperformed their respective indices for the year. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P Target Date indices, provided for a positive style selection effect. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mainly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted for the year. An overweight to U.S. midcap and smallcap equities relative to the S&P Target Date indices detracted from performance for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $22,355	S&P 1500 Index TR $33,322	S&P Target Date 2050 Index $23,189
12/14	10,000	10,000	10,000
1/15	9,880	9,713	9,882
2/15	10,353	10,267	10,372
3/15	10,275	10,139	10,292
4/15	10,395	10,206	10,422
5/15	10,472	10,342	10,490
6/15	10,296	10,156	10,285
7/15	10,409	10,344	10,413
8/15	9,809	9,726	9,808
9/15	9,536	9,477	9,542
10/15	10,121	10,248	10,159
11/15	10,113	10,295	10,173
12/15	9,931	10,101	9,954
1/16	9,376	9,591	9,494
2/16	9,285	9,592	9,438
3/16	9,870	10,260	10,071
4/16	9,961	10,308	10,160
5/16	10,052	10,497	10,257
6/16	9,991	10,526	10,266
7/16	10,349	10,923	10,626
8/16	10,364	10,946	10,656
9/16	10,404	10,945	10,695
10/16	10,188	10,729	10,482
11/16	10,340	11,189	10,703
12/16	10,485	11,417	10,923
1/17	10,758	11,623	11,145
2/17	11,022	12,064	11,422
3/17	11,111	12,072	11,525
4/17	11,311	12,194	11,673
5/17	11,504	12,336	11,848
6/17	11,576	12,430	11,933
7/17	11,865	12,671	12,186
8/17	11,928	12,683	12,188
9/17	12,182	12,982	12,462
10/17	12,428	13,278	12,694
11/17	12,674	13,693	12,974
12/17	12,805	13,830	13,127
1/18	13,461	14,581	13,693
2/18	12,904	14,035	13,173
3/18	12,773	13,730	13,004
4/18	12,855	13,780	13,097
5/18	12,978	14,145	13,261
6/18	12,937	14,232	13,228
7/18	13,281	14,740	13,560
8/18	13,461	15,227	13,739
9/18	13,475	15,278	13,740
10/18	12,460	14,189	12,772
11/18	12,626	14,486	12,981
12/18	11,699	13,144	12,084
1/19	12,652	14,227	12,985
2/19	13,029	14,699	13,324
3/19	13,177	14,937	13,448
4/19	13,615	15,541	13,858
5/19	12,915	14,527	13,117
6/19	13,702	15,558	13,894
7/19	13,772	15,778	13,953
8/19	13,597	15,489	13,677
9/19	13,790	15,797	13,959
10/19	14,046	16,127	14,275
11/19	14,406	16,704	14,594
12/19	14,786	17,206	15,027
1/20	14,662	17,153	14,857
2/20	13,695	15,722	13,756
3/20	11,713	13,666	11,938
4/20	13,003	15,427	13,140
5/20	13,686	16,182	13,697
6/20	14,017	16,504	14,040
7/20	14,738	17,419	14,657
8/20	15,431	18,622	15,389
9/20	15,060	17,917	14,957
10/20	14,813	17,508	14,711
11/20	16,482	19,487	16,387
12/20	17,252	20,289	17,111
1/21	17,084	20,152	17,085
2/21	17,677	20,783	17,564
3/21	18,111	21,691	18,064
4/21	18,892	22,818	18,772
5/21	19,119	22,979	19,028
6/21	19,306	23,456	19,163
7/21	19,504	23,955	19,285
8/21	19,889	24,662	19,717
9/21	19,097	23,539	19,011
10/21	20,004	25,151	19,858
11/21	19,386	24,934	19,396
12/21	20,189	26,060	20,190
1/22	19,097	24,669	19,190
2/22	18,510	24,012	18,860
3/22	18,726	24,852	19,177
4/22	17,243	22,712	17,800
5/22	17,356	22,770	17,873
6/22	15,956	20,872	16,418
7/22	17,202	22,819	17,583
8/22	16,491	21,899	16,940
9/22	14,995	19,879	15,421
10/22	16,005	21,537	16,382
11/22	17,156	22,739	17,563
12/22	16,392	21,427	16,965
1/23	17,614	22,827	18,139
2/23	17,085	22,286	17,692
3/23	17,379	22,961	18,051
4/23	17,637	23,264	18,284
5/23	17,355	23,306	18,002
6/23	18,400	24,887	18,964
7/23	18,952	25,713	19,593
8/23	18,494	25,269	19,104
9/23	17,675	24,050	18,327
10/23	17,173	23,478	17,765
11/23	18,716	25,609	19,282
12/23	19,733	26,883	20,287
1/24	19,757	27,242	20,314
2/24	20,566	28,693	21,052
3/24	21,252	29,654	21,670
4/24	20,443	28,399	20,961
5/24	21,203	29,799	21,783
6/24	21,362	30,741	22,093
7/24	21,876	31,261	22,626
8/24	22,379	31,944	23,109
9/24	22,733	32,598	23,584
10/24	22,254	32,292	23,029
11/24	23,237	34,282	23,819
12/24	22,355	33,322	23,189

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	13.29%	8.62%	8.38%
S&P 1500 Index TR	23.95%	14.13%	12.79%
S&P Target Date 2050 Index	14.30%	9.06%	8.77%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$82,359
  Total Number of Portfolio Holdings16
  Portfolio Turnover Rate 45.5%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	70.24%
International Equity Funds	25.32%
Fixed Income Funds	4.44%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC26AR1-0

Class 1

Principal LifeTime 2060 Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Principal LifeTime 2060 Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$3	0.03%

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC"). Asset class positioning was the largest positive contributor for the year driven by an overweight to U.S. equity and an underweight to fixed income and non-U.S. equity relative to the S&P Target Date indices. An overweight to high yield bonds across the series contributed positively to performance for the year. The Equity Income, LargeCap Value III, MidCap, and Core Fixed Income investment options outperformed their respective indices for the year. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P Target Date indices, provided for a positive style selection effect. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mainly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted for the year. An overweight to U.S. midcap and smallcap equities relative to the S&P Target Date indices detracted from performance for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $22,590	S&P 1500 Index TR $33,322	S&P Target Date 2060 Index $23,476
12/14	10,000	10,000	10,000
1/15	9,885	9,713	9,875
2/15	10,361	10,267	10,377
3/15	10,279	10,139	10,294
4/15	10,402	10,206	10,428
5/15	10,484	10,342	10,498
6/15	10,295	10,156	10,289
7/15	10,418	10,344	10,415
8/15	9,798	9,726	9,787
9/15	9,520	9,477	9,509
10/15	10,119	10,248	10,147
11/15	10,111	10,295	10,162
12/15	9,925	10,101	9,934
1/16	9,351	9,591	9,453
2/16	9,258	9,592	9,391
3/16	9,866	10,260	10,041
4/16	9,950	10,308	10,133
5/16	10,035	10,497	10,232
6/16	9,967	10,526	10,231
7/16	10,330	10,923	10,604
8/16	10,350	10,946	10,637
9/16	10,394	10,945	10,678
10/16	10,165	10,729	10,462
11/16	10,332	11,189	10,708
12/16	10,473	11,417	10,934
1/17	10,755	11,623	11,166
2/17	11,029	12,064	11,453
3/17	11,126	12,072	11,563
4/17	11,328	12,194	11,712
5/17	11,522	12,336	11,894
6/17	11,602	12,430	11,978
7/17	11,884	12,671	12,235
8/17	11,952	12,683	12,238
9/17	12,220	12,982	12,518
10/17	12,470	13,278	12,758
11/17	12,721	13,693	13,046
12/17	12,855	13,830	13,203
1/18	13,534	14,581	13,793
2/18	12,962	14,035	13,265
3/18	12,828	13,730	13,083
4/18	12,908	13,780	13,178
5/18	13,034	14,145	13,347
6/18	12,989	14,232	13,315
7/18	13,337	14,740	13,654
8/18	13,525	15,227	13,841
9/18	13,541	15,278	13,845
10/18	12,480	14,189	12,861
11/18	12,651	14,486	13,073
12/18	11,666	13,144	12,153
1/19	12,660	14,227	13,069
2/19	13,048	14,699	13,415
3/19	13,190	14,937	13,541
4/19	13,645	15,541	13,960
5/19	12,906	14,527	13,202
6/19	13,711	15,558	13,997
7/19	13,787	15,778	14,057
8/19	13,588	15,489	13,771
9/19	13,782	15,797	14,060
10/19	14,065	16,127	14,384
11/19	14,439	16,704	14,713
12/19	14,844	17,206	15,159
1/20	14,692	17,153	14,983
2/20	13,661	15,722	13,851
3/20	11,598	13,666	11,997
4/20	12,902	15,427	13,226
5/20	13,610	16,182	13,795
6/20	13,944	16,504	14,148
7/20	14,672	17,419	14,775
8/20	15,400	18,622	15,523
9/20	15,017	17,917	15,084
10/20	14,765	17,508	14,831
11/20	16,496	19,487	16,540
12/20	17,304	20,289	17,279
1/21	17,126	20,152	17,253
2/21	17,766	20,783	17,741
3/21	18,228	21,691	18,249
4/21	19,046	22,818	18,967
5/21	19,288	22,979	19,233
6/21	19,477	23,456	19,366
7/21	19,676	23,955	19,484
8/21	20,085	24,662	19,923
9/21	19,251	23,539	19,206
10/21	20,206	25,151	20,065
11/21	19,599	24,934	19,588
12/21	20,413	26,060	20,398
1/22	19,317	24,669	19,382
2/22	18,720	24,012	19,051
3/22	18,948	24,852	19,373
4/22	17,450	22,712	17,978
5/22	17,569	22,770	18,052
6/22	16,137	20,872	16,568
7/22	17,407	22,819	17,750
8/22	16,679	21,899	17,101
9/22	15,161	19,879	15,558
10/22	16,188	21,537	16,541
11/22	17,361	22,739	17,741
12/22	16,579	21,427	17,133
1/23	17,814	22,827	18,324
2/23	17,288	22,286	17,873
3/23	17,581	22,961	18,239
4/23	17,838	23,264	18,478
5/23	17,545	23,306	18,194
6/23	18,608	24,887	19,174
7/23	19,159	25,713	19,815
8/23	18,694	25,269	19,316
9/23	17,867	24,050	18,527
10/23	17,370	23,478	17,954
11/23	18,923	25,609	19,492
12/23	19,941	26,883	20,514
1/24	19,967	27,242	20,537
2/24	20,781	28,693	21,289
3/24	21,481	29,654	21,919
4/24	20,654	28,399	21,199
5/24	21,430	29,799	22,031
6/24	21,583	30,741	22,346
7/24	22,104	31,261	22,896
8/24	22,613	31,944	23,388
9/24	22,969	32,598	23,882
10/24	22,485	32,292	23,311
11/24	23,492	34,282	24,133
12/24	22,590	33,322	23,476

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	13.28%	8.76%	8.49%
S&P 1500 Index TR	23.95%	14.13%	12.79%
S&P Target Date 2060 Index	14.44%	9.14%	8.91%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$29,544
  Total Number of Portfolio Holdings16
  Portfolio Turnover Rate 43.1%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	70.47%
International Equity Funds	25.78%
Fixed Income Funds	3.76%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC41AR1-0

Class 1

Principal LifeTime Strategic Income Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Principal LifeTime Strategic Income Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$2	0.02%

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund's asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC"). Asset class positioning was the largest positive contributor for the year driven by an overweight to U.S. equity and an underweight to fixed income and non-U.S. equity relative to the S&P Target Date Index Retirement Income Index ("Index"). An overweight to high yield and short-term bonds also contributed positively to performance year. The Equity Income, LargeCap Value III, MidCap, and Core Fixed Income investment options outperformed their respective indices for the year. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the Index, provided for a positive style selection effect. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mainly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted for the year. An overweight to U.S. midcap and smallcap equities relative to the Index detracted from performance for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $14,585	Bloomberg U.S. Aggregate Bond Index $11,432	S&P Target Date Retirement Income Index $15,008
12/14	10,000	10,000	10,000
1/15	10,070	10,210	10,066
2/15	10,191	10,114	10,187
3/15	10,182	10,161	10,168
4/15	10,235	10,124	10,202
5/15	10,226	10,100	10,202
6/15	10,104	9,990	10,080
7/15	10,148	10,059	10,161
8/15	9,958	10,045	9,941
9/15	9,861	10,113	9,869
10/15	10,047	10,114	10,096
11/15	10,012	10,088	10,077
12/15	9,905	10,055	9,982
1/16	9,825	10,193	9,891
2/16	9,843	10,266	9,929
3/16	10,092	10,360	10,200
4/16	10,172	10,400	10,252
5/16	10,189	10,402	10,282
6/16	10,287	10,589	10,389
7/16	10,447	10,656	10,535
8/16	10,460	10,644	10,538
9/16	10,487	10,638	10,562
10/16	10,414	10,556	10,456
11/16	10,314	10,307	10,399
12/16	10,378	10,321	10,482
1/17	10,496	10,341	10,566
2/17	10,624	10,411	10,688
3/17	10,642	10,405	10,713
4/17	10,742	10,486	10,801
5/17	10,851	10,566	10,886
6/17	10,851	10,556	10,904
7/17	10,970	10,601	11,012
8/17	11,035	10,696	11,058
9/17	11,082	10,645	11,128
10/17	11,166	10,652	11,212
11/17	11,212	10,638	11,299
12/17	11,287	10,687	11,377
1/18	11,417	10,564	11,513
2/18	11,184	10,464	11,312
3/18	11,175	10,531	11,286
4/18	11,184	10,452	11,287
5/18	11,222	10,527	11,368
6/18	11,203	10,514	11,364
7/18	11,324	10,516	11,475
8/18	11,371	10,584	11,565
9/18	11,365	10,516	11,540
10/18	11,064	10,433	11,204
11/18	11,113	10,495	11,297
12/18	10,948	10,688	11,088
1/19	11,287	10,801	11,450
2/19	11,384	10,795	11,563
3/19	11,549	11,002	11,706
4/19	11,704	11,005	11,846
5/19	11,626	11,201	11,704
6/19	11,897	11,341	12,036
7/19	11,936	11,366	12,078
8/19	12,033	11,661	12,134
9/19	12,053	11,599	12,194
10/19	12,126	11,634	12,313
11/19	12,198	11,628	12,426
12/19	12,312	11,620	12,566
1/20	12,446	11,843	12,636
2/20	12,332	12,056	12,378
3/20	11,589	11,985	11,726
4/20	12,146	12,198	12,291
5/20	12,405	12,255	12,530
6/20	12,570	12,332	12,685
7/20	12,900	12,517	12,986
8/20	13,055	12,416	13,148
9/20	12,945	12,409	13,031
10/20	12,860	12,353	12,933
11/20	13,368	12,475	13,465
12/20	13,580	12,492	13,673
1/21	13,506	12,402	13,632
2/21	13,537	12,223	13,639
3/21	13,569	12,071	13,677
4/21	13,812	12,166	13,907
5/21	13,897	12,206	13,995
6/21	13,992	12,291	14,096
7/21	14,108	12,429	14,214
8/21	14,172	12,405	14,309
9/21	13,970	12,298	14,092
10/21	14,150	12,294	14,290
11/21	13,959	12,331	14,202
12/21	14,195	12,299	14,372
1/22	13,779	12,034	13,987
2/22	13,554	11,900	13,838
3/22	13,475	11,569	13,722
4/22	12,857	11,130	13,161
5/22	12,913	11,202	13,207
6/22	12,339	11,026	12,722
7/22	12,868	11,296	13,168
8/22	12,519	10,977	12,863
9/22	11,813	10,502	12,216
10/22	12,057	10,366	12,423
11/22	12,569	10,748	12,923
12/22	12,337	10,699	12,766
1/23	12,861	11,028	13,241
2/23	12,581	10,743	13,005
3/23	12,812	11,016	13,258
4/23	12,934	11,083	13,361
5/23	12,776	10,962	13,233
6/23	13,044	10,923	13,469
7/23	13,215	10,915	13,636
8/23	13,056	10,846	13,472
9/23	12,714	10,570	13,117
10/23	12,491	10,403	12,884
11/23	13,172	10,874	13,580
12/23	13,668	11,291	14,087
1/24	13,693	11,260	14,103
2/24	13,817	11,100	14,193
3/24	14,064	11,203	14,414
4/24	13,730	10,920	14,089
5/24	14,040	11,105	14,418
6/24	14,139	11,210	14,576
7/24	14,424	11,472	14,861
8/24	14,659	11,637	15,096
9/24	14,853	11,793	15,329
10/24	14,585	11,500	15,015
11/24	14,904	11,622	15,261
12/24	14,585	11,432	15,008

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	6.71%	3.45%	3.85%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date Retirement Income Index	6.54%	3.62%	4.14%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$53,521
  Total Number of Portfolio Holdings19
  Portfolio Turnover Rate 42.4%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.18%
Domestic Equity Funds	26.26%
International Equity Funds	9.15%
Specialty Funds	0.41%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC27AR1-0

Class 1

Real Estate Securities Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Real Estate Securities Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$81	0.79%

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. It is non-diversified. The Fund's investments outperformed the FTSE NAREIT All Equity REIT Index and underperformed the MSCI US REIT Index net of fees during the year. An overweight to U.S. senior housing REITs remained the key contributor, with these REITs demonstrating continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions. The underweight to land and timber was also additive as higher for longer interest rates delayed the recovery in housing market transaction volumes which are an important demand driver for timber stocks. Detraction came from the underweight to a document storage REIT that is in process of pivoting its business to data centers. The underweight to the cyclical malls sector also hurt as these stocks rallied on signs of resilient economic growth.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $18,332	Russell 3000 Index $32,604	FTSE NAREIT All Equity REITs Index $17,617	MSCI US REIT Index $17,345
12/14	10,000	10,000	10,000	10,000
1/15	10,640	9,722	10,617	10,676
2/15	10,363	10,285	10,294	10,295
3/15	10,524	10,180	10,398	10,475
4/15	9,897	10,226	9,883	9,857
5/15	9,879	10,368	9,862	9,832
6/15	9,454	10,194	9,456	9,381
7/15	10,031	10,365	9,927	9,910
8/15	9,430	9,739	9,350	9,293
9/15	9,740	9,455	9,549	9,574
10/15	10,266	10,202	10,167	10,130
11/15	10,209	10,258	10,150	10,068
12/15	10,421	10,048	10,283	10,252
1/16	10,003	9,481	9,921	9,909
2/16	9,961	9,478	9,878	9,870
3/16	10,979	10,145	10,883	10,899
4/16	10,669	10,208	10,686	10,637
5/16	10,890	10,391	10,933	10,891
6/16	11,603	10,412	11,689	11,642
7/16	12,045	10,825	12,144	12,131
8/16	11,630	10,853	11,722	11,687
9/16	11,439	10,870	11,548	11,473
10/16	10,807	10,635	10,958	10,820
11/16	10,548	11,111	10,693	10,635
12/16	11,030	11,327	11,170	11,134
1/17	10,968	11,541	11,188	11,132
2/17	11,418	11,970	11,637	11,518
3/17	11,206	11,978	11,454	11,244
4/17	11,221	12,105	11,504	11,263
5/17	11,258	12,229	11,489	11,191
6/17	11,465	12,339	11,715	11,430
7/17	11,584	12,572	11,863	11,575
8/17	11,734	12,596	11,939	11,548
9/17	11,617	12,903	11,844	11,536
10/17	11,681	13,185	11,860	11,421
11/17	12,009	13,585	12,174	11,723
12/17	12,044	13,721	12,139	11,698
1/18	11,711	14,444	11,781	11,210
2/18	10,981	13,912	10,925	10,348
3/18	11,419	13,633	11,330	10,752
4/18	11,506	13,684	11,389	10,907
5/18	11,740	14,071	11,799	11,337
6/18	12,195	14,163	12,293	11,838
7/18	12,254	14,633	12,367	11,923
8/18	12,569	15,147	12,711	12,287
9/18	12,350	15,172	12,400	11,967
10/18	11,969	14,055	12,072	11,614
11/18	12,518	14,336	12,645	12,159
12/18	11,536	13,002	11,648	11,164
1/19	12,867	14,118	12,997	12,478
2/19	13,086	14,614	13,067	12,563
3/19	13,558	14,828	13,648	12,980
4/19	13,635	15,420	13,617	12,946
5/19	13,790	14,422	13,704	12,982
6/19	13,971	15,435	13,892	13,148
7/19	14,178	15,664	14,106	13,312
8/19	14,759	15,345	14,691	13,765
9/19	15,065	15,614	14,966	14,158
10/19	15,424	15,950	15,128	14,359
11/19	15,318	16,557	14,895	14,139
12/19	15,142	17,035	14,986	14,048
1/20	15,452	17,016	15,176	14,211
2/20	14,234	15,623	14,110	13,084
3/20	11,663	13,475	11,473	10,256
4/20	12,600	15,259	12,486	11,101
5/20	12,783	16,075	12,700	11,120
6/20	13,051	16,443	12,993	11,456
7/20	13,811	17,376	13,489	11,925
8/20	13,832	18,635	13,508	12,026
9/20	13,400	17,957	13,148	11,643
10/20	13,033	17,569	12,707	11,342
11/20	14,219	19,707	13,879	12,563
12/20	14,624	20,593	14,219	12,984
1/21	14,556	20,501	14,209	13,004
2/21	14,900	21,142	14,595	13,524
3/21	15,673	21,900	15,402	14,121
4/21	16,897	23,029	16,652	15,258
5/21	17,081	23,134	16,789	15,401
6/21	17,594	23,705	17,254	15,815
7/21	18,573	24,105	18,008	16,584
8/21	18,895	24,793	18,383	16,902
9/21	17,866	23,681	17,294	15,970
10/21	19,157	25,282	18,518	17,206
11/21	18,884	24,897	18,330	17,082
12/21	20,539	25,877	20,091	18,575
1/22	19,074	24,355	18,497	17,287
2/22	18,313	23,741	17,777	16,735
3/22	19,463	24,512	19,034	17,821
4/22	18,693	22,312	18,338	17,026
5/22	17,618	22,282	17,480	15,978
6/22	16,385	20,418	16,239	14,801
7/22	17,874	22,333	17,627	16,133
8/22	16,856	21,500	16,589	15,167
9/22	14,967	19,506	14,480	13,326
10/22	15,319	21,106	14,969	13,975
11/22	16,123	22,208	15,867	14,782
12/22	15,319	20,907	15,079	14,022
1/23	16,944	22,347	16,597	15,508
2/23	16,186	21,825	15,613	14,770
3/23	15,798	22,408	15,342	14,405
4/23	16,005	22,647	15,387	14,522
5/23	15,355	22,735	14,737	14,077
6/23	16,096	24,288	15,526	14,788
7/23	16,484	25,158	15,837	15,211
8/23	15,978	24,673	15,310	14,750
9/23	15,024	23,497	14,232	13,749
10/23	14,497	22,875	13,788	13,148
11/23	15,972	25,008	15,424	14,516
12/23	17,362	26,334	16,791	15,949
1/24	16,547	26,626	15,975	15,289
2/24	16,797	28,067	16,283	15,594
3/24	17,046	28,973	16,572	15,899
4/24	15,762	27,698	15,261	14,775
5/24	16,739	29,006	16,068	15,466
6/24	17,084	29,904	16,423	15,911
7/24	18,234	30,460	17,602	16,908
8/24	19,230	31,123	18,592	17,997
9/24	19,713	31,767	19,181	18,476
10/24	19,088	31,534	18,488	17,943
11/24	19,713	33,632	19,149	18,729
12/24	18,332	32,604	17,617	17,345

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	5.59%	3.90%	6.25%
Russell 3000 Index	23.81%	13.86%	12.55%
FTSE NAREIT All Equity REITs Index	4.92%	3.29%	5.83%
MSCI US REIT Index	8.75%	4.31%	5.66%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives. Prior to March 1, 2024, the Fund’s index was the MSCI US REIT Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$255,349
  Total Number of Portfolio Holdings39
  Portfolio Turnover Rate 38.8%
  Total Advisory Fees Paid (amount in thousands)$1,212

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.54%
Investment Companies	2.36%
Other Assets and Liabilities	0.10%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	96.90%
Money Market Funds	2.36%
Consumer, Cyclical	0.64%
Other Assets and Liabilities	0.10%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC28AR1-0

Class 2

Real Estate Securities Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Real Estate Securities Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$107	1.04%

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. It is non-diversified. The Fund's investments outperformed the FTSE NAREIT All Equity REIT Index and underperformed the MSCI US REIT Index net of fees during the year. An overweight to U.S. senior housing REITs remained the key contributor, with these REITs demonstrating continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions. The underweight to land and timber was also additive as higher for longer interest rates delayed the recovery in housing market transaction volumes which are an important demand driver for timber stocks. Detraction came from the underweight to a document storage REIT that is in process of pivoting its business to data centers. The underweight to the cyclical malls sector also hurt as these stocks rallied on signs of resilient economic growth.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $17,890	Russell 3000 Index $32,604	FTSE NAREIT All Equity REITs Index $17,617	MSCI US REIT Index $17,345
12/14	10,000	10,000	10,000	10,000
1/15	10,641	9,722	10,617	10,676
2/15	10,361	10,285	10,294	10,295
3/15	10,517	10,180	10,398	10,475
4/15	9,893	10,226	9,883	9,857
5/15	9,871	10,368	9,862	9,832
6/15	9,443	10,194	9,456	9,381
7/15	10,018	10,365	9,927	9,910
8/15	9,416	9,739	9,350	9,293
9/15	9,724	9,455	9,549	9,574
10/15	10,246	10,202	10,167	10,130
11/15	10,186	10,258	10,150	10,068
12/15	10,400	10,048	10,283	10,252
1/16	9,976	9,481	9,921	9,909
2/16	9,934	9,478	9,878	9,870
3/16	10,946	10,145	10,883	10,899
4/16	10,638	10,208	10,686	10,637
5/16	10,853	10,391	10,933	10,891
6/16	11,562	10,412	11,689	11,642
7/16	12,001	10,825	12,144	12,131
8/16	11,587	10,853	11,722	11,687
9/16	11,392	10,870	11,548	11,473
10/16	10,760	10,635	10,958	10,820
11/16	10,497	11,111	10,693	10,635
12/16	10,975	11,327	11,170	11,134
1/17	10,914	11,541	11,188	11,132
2/17	11,361	11,970	11,637	11,518
3/17	11,140	11,978	11,454	11,244
4/17	11,160	12,105	11,504	11,263
5/17	11,191	12,229	11,489	11,191
6/17	11,392	12,339	11,715	11,430
7/17	11,510	12,572	11,863	11,575
8/17	11,656	12,596	11,939	11,548
9/17	11,541	12,903	11,844	11,536
10/17	11,604	13,185	11,860	11,421
11/17	11,922	13,585	12,174	11,723
12/17	11,957	13,721	12,139	11,698
1/18	11,622	14,444	11,781	11,210
2/18	10,894	13,912	10,925	10,348
3/18	11,327	13,633	11,330	10,752
4/18	11,414	13,684	11,389	10,907
5/18	11,645	14,071	11,799	11,337
6/18	12,089	14,163	12,293	11,838
7/18	12,141	14,633	12,367	11,923
8/18	12,453	15,147	12,711	12,287
9/18	12,231	15,172	12,400	11,967
10/18	11,855	14,055	12,072	11,614
11/18	12,397	14,336	12,645	12,159
12/18	11,422	13,002	11,648	11,164
1/19	12,735	14,118	12,997	12,478
2/19	12,951	14,614	13,067	12,563
3/19	13,417	14,828	13,648	12,980
4/19	13,487	15,420	13,617	12,946
5/19	13,640	14,422	13,704	12,982
6/19	13,818	15,435	13,892	13,148
7/19	14,022	15,664	14,106	13,312
8/19	14,589	15,345	14,691	13,765
9/19	14,893	15,614	14,966	14,158
10/19	15,240	15,950	15,128	14,359
11/19	15,136	16,557	14,895	14,139
12/19	14,955	17,035	14,986	14,048
1/20	15,261	17,016	15,176	14,211
2/20	14,054	15,623	14,110	13,084
3/20	11,515	13,475	11,473	10,256
4/20	12,430	15,259	12,486	11,101
5/20	12,611	16,075	12,700	11,120
6/20	12,874	16,443	12,993	11,456
7/20	13,623	17,376	13,489	11,925
8/20	13,637	18,635	13,508	12,026
9/20	13,214	17,957	13,148	11,643
10/20	12,846	17,569	12,707	11,342
11/20	14,011	19,707	13,879	12,563
12/20	14,410	20,593	14,219	12,984
1/21	14,335	20,501	14,209	13,004
2/21	14,673	21,142	14,595	13,524
3/21	15,425	21,900	15,402	14,121
4/21	16,629	23,029	16,652	15,258
5/21	16,809	23,134	16,789	15,401
6/21	17,306	23,705	17,254	15,815
7/21	18,268	24,105	18,008	16,584
8/21	18,584	24,793	18,383	16,902
9/21	17,566	23,681	17,294	15,970
10/21	18,841	25,282	18,518	17,206
11/21	18,565	24,897	18,330	17,082
12/21	20,180	25,877	20,091	18,575
1/22	18,743	24,355	18,497	17,287
2/22	17,988	23,741	17,777	16,735
3/22	19,109	24,512	19,034	17,821
4/22	18,362	22,312	18,338	17,026
5/22	17,298	22,282	17,480	15,978
6/22	16,081	20,418	16,239	14,801
7/22	17,534	22,333	17,627	16,133
8/22	16,535	21,500	16,589	15,167
9/22	14,683	19,506	14,480	13,326
10/22	15,027	21,106	14,969	13,975
11/22	15,805	22,208	15,867	14,782
12/22	15,018	20,907	15,079	14,022
1/23	16,609	22,347	16,597	15,508
2/23	15,867	21,825	15,613	14,770
3/23	15,478	22,408	15,342	14,405
4/23	15,681	22,647	15,387	14,522
5/23	15,036	22,735	14,737	14,077
6/23	15,761	24,288	15,526	14,788
7/23	16,140	25,158	15,837	15,211
8/23	15,637	24,673	15,310	14,750
9/23	14,700	23,497	14,232	13,749
10/23	14,176	22,875	13,788	13,148
11/23	15,625	25,008	15,424	14,516
12/23	16,972	26,334	16,791	15,949
1/24	16,177	26,626	15,975	15,289
2/24	16,420	28,067	16,283	15,594
3/24	16,654	28,973	16,572	15,899
4/24	15,401	27,698	15,261	14,775
5/24	16,355	29,006	16,068	15,466
6/24	16,682	29,904	16,423	15,911
7/24	17,804	30,460	17,602	16,908
8/24	18,777	31,123	18,592	17,997
9/24	19,245	31,767	19,181	18,476
10/24	18,626	31,534	18,488	17,943
11/24	19,235	33,632	19,149	18,729
12/24	17,890	32,604	17,617	17,345

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	5.41%	3.65%	5.99%
Russell 3000 Index	23.81%	13.86%	12.55%
FTSE NAREIT All Equity REITs Index	4.92%	3.29%	5.83%
MSCI US REIT Index	8.75%	4.31%	5.66%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives. Prior to March 1, 2024, the Fund’s index was the MSCI US REIT Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$255,349
  Total Number of Portfolio Holdings39
  Portfolio Turnover Rate 38.8%
  Total Advisory Fees Paid (amount in thousands)$1,212

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.54%
Investment Companies	2.36%
Other Assets and Liabilities	0.10%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	96.90%
Money Market Funds	2.36%
Consumer, Cyclical	0.64%
Other Assets and Liabilities	0.10%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC28AR2-0

Class 1

SAM Balanced Portfolio

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$24	0.23%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, and Principal Exchange-Traded Funds. It generally invests between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative & specialty securities aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their large cap counterparts, positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $19,287	Russell 3000 Index $32,604
12/14	10,000	10,000
1/15	9,921	9,722
2/15	10,242	10,285
3/15	10,206	10,180
4/15	10,242	10,226
5/15	10,315	10,368
6/15	10,170	10,194
7/15	10,260	10,365
8/15	9,845	9,739
9/15	9,669	9,455
10/15	10,067	10,202
11/15	10,074	10,258
12/15	9,919	10,048
1/16	9,595	9,481
2/16	9,568	9,478
3/16	10,020	10,145
4/16	10,094	10,208
5/16	10,182	10,391
6/16	10,216	10,412
7/16	10,506	10,825
8/16	10,537	10,853
9/16	10,574	10,870
10/16	10,405	10,635
11/16	10,464	11,111
12/16	10,596	11,327
1/17	10,809	11,541
2/17	11,021	11,970
3/17	11,058	11,978
4/17	11,190	12,105
5/17	11,322	12,229
6/17	11,359	12,339
7/17	11,572	12,572
8/17	11,616	12,596
9/17	11,792	12,903
10/17	11,938	13,185
11/17	12,084	13,585
12/17	12,207	13,721
1/18	12,568	14,444
2/18	12,184	13,912
3/18	12,100	13,633
4/18	12,153	13,684
5/18	12,246	14,071
6/18	12,238	14,163
7/18	12,476	14,633
8/18	12,599	15,147
9/18	12,592	15,172
10/18	11,984	14,055
11/18	12,117	14,336
12/18	11,592	13,002
1/19	12,225	14,118
2/19	12,434	14,614
3/19	12,617	14,828
4/19	12,918	15,420
5/19	12,534	14,422
6/19	13,059	15,435
7/19	13,134	15,664
8/19	13,084	15,345
9/19	13,245	15,614
10/19	13,422	15,950
11/19	13,635	16,557
12/19	13,911	17,035
1/20	13,911	17,016
2/20	13,227	15,623
3/20	11,780	13,475
4/20	12,703	15,259
5/20	13,112	16,075
6/20	13,334	16,443
7/20	13,884	17,376
8/20	14,337	18,635
9/20	14,073	17,957
10/20	13,914	17,569
11/20	14,992	19,707
12/20	15,479	20,593
1/21	15,386	20,501
2/21	15,695	21,142
3/21	16,023	21,900
4/21	16,614	23,029
5/21	16,773	23,134
6/21	16,989	23,705
7/21	17,129	24,105
8/21	17,364	24,793
9/21	16,799	23,681
10/21	17,412	25,282
11/21	17,091	24,897
12/21	17,606	25,877
1/22	16,916	24,355
2/22	16,469	23,741
3/22	16,605	24,512
4/22	15,536	22,312
5/22	15,652	22,282
6/22	14,651	20,418
7/22	15,526	22,333
8/22	15,011	21,500
9/22	13,892	19,506
10/22	14,415	21,106
11/22	15,262	22,208
12/22	14,763	20,907
1/23	15,599	22,347
2/23	15,158	21,825
3/23	15,425	22,408
4/23	15,623	22,647
5/23	15,472	22,735
6/23	16,064	24,288
7/23	16,412	25,158
8/23	16,168	24,673
9/23	15,583	23,497
10/23	15,259	22,875
11/23	16,391	25,008
12/23	17,125	26,334
1/24	17,237	26,626
2/24	17,697	28,067
3/24	18,120	28,973
4/24	17,548	27,698
5/24	18,120	29,006
6/24	18,368	29,904
7/24	18,754	30,460
8/24	19,140	31,123
9/24	19,452	31,767
10/24	19,122	31,534
11/24	19,870	33,632
12/24	19,287	32,604

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	12.62%	6.75%	6.79%
Russell 3000 Index	23.81%	13.86%	12.55%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$585,007
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate 19.4%
  Total Advisory Fees Paid (amount in thousands)$1,371

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	52.89%
Fixed Income Funds	33.48%
International Equity Funds	10.09%
Specialty Funds	2.79%
Money Market Funds	0.77%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC29AR1-0

Class 2

SAM Balanced Portfolio

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$51	0.48%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, and Principal Exchange-Traded Funds. It generally invests between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative & specialty securities aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their large cap counterparts, positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $18,814	Russell 3000 Index $32,604
12/14	10,000	10,000
1/15	9,921	9,722
2/15	10,244	10,285
3/15	10,202	10,180
4/15	10,232	10,226
5/15	10,305	10,368
6/15	10,159	10,194
7/15	10,244	10,365
8/15	9,831	9,739
9/15	9,654	9,455
10/15	10,048	10,202
11/15	10,048	10,258
12/15	9,892	10,048
1/16	9,565	9,481
2/16	9,538	9,478
3/16	9,994	10,145
4/16	10,062	10,208
5/16	10,143	10,391
6/16	10,177	10,412
7/16	10,463	10,825
8/16	10,495	10,853
9/16	10,524	10,870
10/16	10,362	10,635
11/16	10,414	11,111
12/16	10,546	11,327
1/17	10,753	11,541
2/17	10,967	11,970
3/17	10,996	11,978
4/17	11,129	12,105
5/17	11,254	12,229
6/17	11,284	12,339
7/17	11,498	12,572
8/17	11,545	12,596
9/17	11,707	12,903
10/17	11,853	13,185
11/17	12,000	13,585
12/17	12,115	13,721
1/18	12,470	14,444
2/18	12,085	13,912
3/18	12,008	13,633
4/18	12,054	13,684
5/18	12,146	14,071
6/18	12,139	14,163
7/18	12,370	14,633
8/18	12,478	15,147
9/18	12,473	15,172
10/18	11,872	14,055
11/18	12,005	14,336
12/18	11,479	13,002
1/19	12,097	14,118
2/19	12,306	14,614
3/19	12,482	14,828
4/19	12,782	15,420
5/19	12,390	14,422
6/19	12,916	15,435
7/19	12,983	15,664
8/19	12,933	15,345
9/19	13,088	15,614
10/19	13,265	15,950
11/19	13,470	16,557
12/19	13,745	17,035
1/20	13,736	17,016
2/20	13,061	15,623
3/20	11,632	13,475
4/20	12,537	15,259
5/20	12,937	16,075
6/20	13,150	16,443
7/20	13,692	17,376
8/20	14,136	18,635
9/20	13,865	17,957
10/20	13,715	17,569
11/20	14,764	19,707
12/20	15,251	20,593
1/21	15,148	20,501
2/21	15,457	21,142
3/21	15,775	21,900
4/21	16,346	23,029
5/21	16,505	23,134
6/21	16,711	23,705
7/21	16,852	24,105
8/21	17,076	24,793
9/21	16,517	23,681
10/21	17,109	25,282
11/21	16,798	24,897
12/21	17,293	25,877
1/22	16,624	24,355
2/22	16,178	23,741
3/22	16,304	24,512
4/22	15,257	22,312
5/22	15,364	22,282
6/22	14,385	20,418
7/22	15,238	22,333
8/22	14,724	21,500
9/22	13,619	19,506
10/22	14,128	21,106
11/22	14,962	22,208
12/22	14,476	20,907
1/23	15,286	22,347
2/23	14,846	21,825
3/23	15,101	22,408
4/23	15,298	22,647
5/23	15,147	22,735
6/23	15,726	24,288
7/23	16,062	25,158
8/23	15,819	24,673
9/23	15,255	23,497
10/23	14,921	22,875
11/23	16,023	25,008
12/23	16,741	26,334
1/24	16,853	26,626
2/24	17,299	28,067
3/24	17,707	28,973
4/24	17,138	27,698
5/24	17,695	29,006
6/24	17,943	29,904
7/24	18,314	30,460
8/24	18,685	31,123
9/24	18,978	31,767
10/24	18,663	31,534
11/24	19,382	33,632
12/24	18,814	32,604

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	12.38%	6.48%	6.52%
Russell 3000 Index	23.81%	13.86%	12.55%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$585,007
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate 19.4%
  Total Advisory Fees Paid (amount in thousands)$1,371

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	52.89%
Fixed Income Funds	33.48%
International Equity Funds	10.09%
Specialty Funds	2.79%
Money Market Funds	0.77%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC29AR2-0

Class 1

SAM Conservative Balanced Portfolio

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$25	0.24%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, and Principal Exchange-Traded Funds. It generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund. The Fund generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund. It generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their large cap counterparts, aided performance for the year. Lastly, the Fund's allocation to preferred securities, which outperformed core fixed income, positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $16,511	Bloomberg U.S. Aggregate Bond Index $11,432
12/14	10,000	10,000
1/15	9,984	10,210
2/15	10,206	10,114
3/15	10,190	10,161
4/15	10,222	10,124
5/15	10,270	10,100
6/15	10,143	9,990
7/15	10,206	10,059
8/15	9,904	10,045
9/15	9,784	10,113
10/15	10,068	10,114
11/15	10,059	10,088
12/15	9,922	10,055
1/16	9,715	10,193
2/16	9,706	10,266
3/16	10,068	10,360
4/16	10,145	10,400
5/16	10,206	10,402
6/16	10,275	10,589
7/16	10,507	10,656
8/16	10,545	10,644
9/16	10,572	10,638
10/16	10,444	10,556
11/16	10,444	10,307
12/16	10,554	10,321
1/17	10,719	10,341
2/17	10,893	10,411
3/17	10,912	10,405
4/17	11,022	10,486
5/17	11,123	10,566
6/17	11,150	10,556
7/17	11,315	10,601
8/17	11,362	10,696
9/17	11,477	10,645
10/17	11,582	10,652
11/17	11,677	10,638
12/17	11,763	10,687
1/18	11,982	10,564
2/18	11,706	10,464
3/18	11,667	10,531
4/18	11,696	10,452
5/18	11,763	10,527
6/18	11,753	10,514
7/18	11,916	10,516
8/18	12,011	10,584
9/18	11,999	10,516
10/18	11,578	10,433
11/18	11,660	10,495
12/18	11,352	10,688
1/19	11,814	10,801
2/19	11,958	10,795
3/19	12,133	11,002
4/19	12,338	11,005
5/19	12,123	11,201
6/19	12,503	11,341
7/19	12,575	11,366
8/19	12,595	11,661
9/19	12,691	11,599
10/19	12,821	11,634
11/19	12,961	11,628
12/19	13,155	11,620
1/20	13,209	11,843
2/20	12,799	12,056
3/20	11,644	11,985
4/20	12,357	12,198
5/20	12,670	12,255
6/20	12,853	12,332
7/20	13,285	12,517
8/20	13,587	12,416
9/20	13,405	12,409
10/20	13,303	12,353
11/20	14,069	12,475
12/20	14,418	12,492
1/21	14,340	12,402
2/21	14,508	12,223
3/21	14,711	12,071
4/21	15,139	12,166
5/21	15,263	12,206
6/21	15,432	12,291
7/21	15,556	12,429
8/21	15,714	12,405
9/21	15,319	12,298
10/21	15,702	12,294
11/21	15,481	12,331
12/21	15,818	12,299
1/22	15,307	12,034
2/22	14,958	11,900
3/22	14,982	11,569
4/22	14,180	11,130
5/22	14,249	11,202
6/22	13,505	11,026
7/22	14,180	11,296
8/22	13,773	10,977
9/22	12,910	10,502
10/22	13,175	10,366
11/22	13,836	10,748
12/22	13,532	10,699
1/23	14,180	11,028
2/23	13,810	10,743
3/23	14,022	11,016
4/23	14,180	11,083
5/23	14,035	10,962
6/23	14,366	10,923
7/23	14,577	10,915
8/23	14,405	10,846
9/23	13,960	10,570
10/23	13,685	10,403
11/23	14,549	10,874
12/23	15,153	11,291
1/24	15,221	11,260
2/24	15,427	11,100
3/24	15,715	11,203
4/24	15,276	10,920
5/24	15,687	11,105
6/24	15,866	11,210
7/24	16,209	11,472
8/24	16,510	11,637
9/24	16,750	11,793
10/24	16,455	11,500
11/24	16,919	11,622
12/24	16,511	11,432

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	8.97%	4.65%	5.14%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are as follows: 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$163,367
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate 23.5%
  Total Advisory Fees Paid (amount in thousands)$381

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	56.36%
Domestic Equity Funds	34.20%
International Equity Funds	6.31%
Specialty Funds	2.22%
Money Market Funds	0.93%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC30AR1-0

Class 2

SAM Conservative Balanced Portfolio

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$51	0.49%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, and Principal Exchange-Traded Funds. It generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund. The Fund generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund. It generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their large cap counterparts, aided performance for the year. Lastly, the Fund's allocation to preferred securities, which outperformed core fixed income, positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $16,121	Bloomberg U.S. Aggregate Bond Index $11,432
12/14	10,000	10,000
1/15	9,992	10,210
2/15	10,208	10,114
3/15	10,184	10,161
4/15	10,216	10,124
5/15	10,264	10,100
6/15	10,128	9,990
7/15	10,192	10,059
8/15	9,889	10,045
9/15	9,768	10,113
10/15	10,054	10,114
11/15	10,037	10,088
12/15	9,907	10,055
1/16	9,698	10,193
2/16	9,681	10,266
3/16	10,037	10,360
4/16	10,115	10,400
5/16	10,176	10,402
6/16	10,245	10,589
7/16	10,471	10,656
8/16	10,499	10,644
9/16	10,527	10,638
10/16	10,398	10,556
11/16	10,398	10,307
12/16	10,509	10,321
1/17	10,666	10,341
2/17	10,841	10,411
3/17	10,850	10,405
4/17	10,961	10,486
5/17	11,063	10,566
6/17	11,081	10,556
7/17	11,247	10,601
8/17	11,287	10,696
9/17	11,402	10,645
10/17	11,507	10,652
11/17	11,593	10,638
12/17	11,680	10,687
1/18	11,900	10,564
2/18	11,622	10,464
3/18	11,574	10,531
4/18	11,603	10,452
5/18	11,670	10,527
6/18	11,660	10,514
7/18	11,814	10,516
8/18	11,900	10,584
9/18	11,890	10,516
10/18	11,478	10,433
11/18	11,550	10,495
12/18	11,241	10,688
1/19	11,695	10,801
2/19	11,839	10,795
3/19	12,014	11,002
4/19	12,210	11,005
5/19	12,004	11,201
6/19	12,375	11,341
7/19	12,436	11,366
8/19	12,457	11,661
9/19	12,537	11,599
10/19	12,678	11,634
11/19	12,808	11,628
12/19	13,002	11,620
1/20	13,045	11,843
2/20	12,635	12,056
3/20	11,489	11,985
4/20	12,202	12,198
5/20	12,505	12,255
6/20	12,678	12,332
7/20	13,110	12,517
8/20	13,402	12,416
9/20	13,213	12,409
10/20	13,112	12,353
11/20	13,866	12,475
12/20	14,204	12,492
1/21	14,126	12,402
2/21	14,294	12,223
3/21	14,497	12,071
4/21	14,914	12,166
5/21	15,027	12,206
6/21	15,184	12,291
7/21	15,308	12,429
8/21	15,455	12,405
9/21	15,075	12,298
10/21	15,446	12,294
11/21	15,214	12,331
12/21	15,550	12,299
1/22	15,040	12,034
2/22	14,692	11,900
3/22	14,715	11,569
4/22	13,926	11,130
5/22	13,995	11,202
6/22	13,264	11,026
7/22	13,914	11,296
8/22	13,520	10,977
9/22	12,672	10,502
10/22	12,923	10,366
11/22	13,570	10,748
12/22	13,266	10,699
1/23	13,900	11,028
2/23	13,530	10,743
3/23	13,741	11,016
4/23	13,887	11,083
5/23	13,741	10,962
6/23	14,071	10,923
7/23	14,269	10,915
8/23	14,098	10,846
9/23	13,657	10,570
10/23	13,398	10,403
11/23	14,231	10,874
12/23	14,832	11,291
1/24	14,886	11,260
2/24	15,078	11,100
3/24	15,364	11,203
4/24	14,941	10,920
5/24	15,323	11,105
6/24	15,501	11,210
7/24	15,829	11,472
8/24	16,115	11,637
9/24	16,358	11,793
10/24	16,051	11,500
11/24	16,512	11,622
12/24	16,121	11,432

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	8.69%	4.39%	4.89%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are as follows: 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$163,367
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate 23.5%
  Total Advisory Fees Paid (amount in thousands)$381

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	56.36%
Domestic Equity Funds	34.20%
International Equity Funds	6.31%
Specialty Funds	2.22%
Money Market Funds	0.93%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC30AR2-0

Class 1

SAM Conservative Growth Portfolio

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$25	0.23%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, and Principal Exchange-Traded Funds. It generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund. The Fund generally invests between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund. It generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their large cap counterparts, aided performance for the year. Lastly, security selection in U.S. mega cap equities positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $22,084	Russell 3000 Index $32,604
12/14	10,000	10,000
1/15	9,869	9,722
2/15	10,294	10,285
3/15	10,231	10,180
4/15	10,279	10,226
5/15	10,368	10,368
6/15	10,200	10,194
7/15	10,305	10,365
8/15	9,781	9,739
9/15	9,552	9,455
10/15	10,057	10,202
11/15	10,069	10,258
12/15	9,891	10,048
1/16	9,437	9,481
2/16	9,391	9,478
3/16	9,931	10,145
4/16	9,994	10,208
5/16	10,115	10,391
6/16	10,115	10,412
7/16	10,448	10,825
8/16	10,484	10,853
9/16	10,527	10,870
10/16	10,306	10,635
11/16	10,447	11,111
12/16	10,583	11,327
1/17	10,847	11,541
2/17	11,117	11,970
3/17	11,173	11,978
4/17	11,339	12,105
5/17	11,486	12,229
6/17	11,548	12,339
7/17	11,818	12,572
8/17	11,891	12,596
9/17	12,133	12,903
10/17	12,337	13,185
11/17	12,542	13,585
12/17	12,676	13,721
1/18	13,205	14,444
2/18	12,714	13,912
3/18	12,593	13,633
4/18	12,656	13,684
5/18	12,778	14,071
6/18	12,746	14,163
7/18	13,071	14,633
8/18	13,212	15,147
9/18	13,216	15,172
10/18	12,409	14,055
11/18	12,595	14,336
12/18	11,837	13,002
1/19	12,644	14,118
2/19	12,919	14,614
3/19	13,113	14,828
4/19	13,506	15,420
5/19	12,940	14,422
6/19	13,623	15,435
7/19	13,713	15,664
8/19	13,589	15,345
9/19	13,801	15,614
10/19	14,044	15,950
11/19	14,316	16,557
12/19	14,684	17,035
1/20	14,640	17,016
2/20	13,697	15,623
3/20	11,893	13,475
4/20	13,020	15,259
5/20	13,528	16,075
6/20	13,801	16,443
7/20	14,478	17,376
8/20	15,097	18,635
9/20	14,733	17,957
10/20	14,535	17,569
11/20	15,938	19,707
12/20	16,586	20,593
1/21	16,464	20,501
2/21	16,929	21,142
3/21	17,402	21,900
4/21	18,164	23,029
5/21	18,378	23,134
6/21	18,652	23,705
7/21	18,805	24,105
8/21	19,148	24,793
9/21	18,381	23,681
10/21	19,238	25,282
11/21	18,821	24,897
12/21	19,529	25,877
1/22	18,609	24,355
2/22	18,042	23,741
3/22	18,318	24,512
4/22	16,941	22,312
5/22	17,082	22,282
6/22	15,823	20,418
7/22	16,941	22,333
8/22	16,303	21,500
9/22	14,900	19,506
10/22	15,692	21,106
11/22	16,765	22,208
12/22	16,055	20,907
1/23	17,074	22,347
2/23	16,556	21,825
3/23	16,874	22,408
4/23	17,129	22,647
5/23	16,965	22,735
6/23	17,838	24,288
7/23	18,329	25,158
8/23	17,993	24,673
9/23	17,260	23,497
10/23	16,860	22,875
11/23	18,276	25,008
12/23	19,165	26,334
1/24	19,312	26,626
2/24	20,005	28,067
3/24	20,572	28,973
4/24	19,849	27,698
5/24	20,582	29,006
6/24	20,894	29,904
7/24	21,344	30,460
8/24	21,822	31,123
9/24	22,203	31,767
10/24	21,836	31,534
11/24	22,867	33,632
12/24	22,084	32,604

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	15.23%	8.50%	8.25%
Russell 3000 Index	23.81%	13.86%	12.55%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% Bloomberg U.S. Aggregate Bond Index, and 20% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$408,407
  Total Number of Portfolio Holdings25
  Portfolio Turnover Rate 20.8%
  Total Advisory Fees Paid (amount in thousands)$932

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.13%
Fixed Income Funds	14.77%
International Equity Funds	12.87%
Specialty Funds	3.14%
Money Market Funds	1.12%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC31AR1-0

Class 2

SAM Conservative Growth Portfolio

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$52	0.48%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, and Principal Exchange-Traded Funds. It generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund. The Fund generally invests between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund. It generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their large cap counterparts, aided performance for the year. Lastly, security selection in U.S. mega cap equities positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $21,539	Russell 3000 Index $32,604
12/14	10,000	10,000
1/15	9,867	9,722
2/15	10,292	10,285
3/15	10,228	10,180
4/15	10,271	10,226
5/15	10,356	10,368
6/15	10,191	10,194
7/15	10,292	10,365
8/15	9,767	9,739
9/15	9,535	9,455
10/15	10,034	10,202
11/15	10,045	10,258
12/15	9,866	10,048
1/16	9,413	9,481
2/16	9,361	9,478
3/16	9,906	10,145
4/16	9,964	10,208
5/16	10,080	10,391
6/16	10,080	10,412
7/16	10,410	10,825
8/16	10,440	10,853
9/16	10,483	10,870
10/16	10,260	10,635
11/16	10,396	11,111
12/16	10,532	11,327
1/17	10,786	11,541
2/17	11,059	11,970
3/17	11,108	11,978
4/17	11,275	12,105
5/17	11,418	12,229
6/17	11,474	12,339
7/17	11,740	12,572
8/17	11,812	12,596
9/17	12,056	12,903
10/17	12,248	13,185
11/17	12,454	13,585
12/17	12,582	13,721
1/18	13,109	14,444
2/18	12,614	13,912
3/18	12,492	13,633
4/18	12,557	13,684
5/18	12,672	14,071
6/18	12,640	14,163
7/18	12,955	14,633
8/18	13,096	15,147
9/18	13,089	15,172
10/18	12,292	14,055
11/18	12,472	14,336
12/18	11,724	13,002
1/19	12,514	14,118
2/19	12,784	14,614
3/19	12,978	14,828
4/19	13,359	15,420
5/19	12,798	14,422
6/19	13,470	15,435
7/19	13,553	15,664
8/19	13,429	15,345
9/19	13,636	15,614
10/19	13,873	15,950
11/19	14,139	16,557
12/19	14,501	17,035
1/20	14,456	17,016
2/20	13,518	15,623
3/20	11,738	13,475
4/20	12,853	15,259
5/20	13,348	16,075
6/20	13,614	16,443
7/20	14,279	17,376
8/20	14,885	18,635
9/20	14,530	17,957
10/20	14,324	17,569
11/20	15,706	19,707
12/20	16,340	20,593
1/21	16,218	20,501
2/21	16,668	21,142
3/21	17,134	21,900
4/21	17,882	23,029
5/21	18,088	23,134
6/21	18,348	23,705
7/21	18,501	24,105
8/21	18,829	24,793
9/21	18,073	23,681
10/21	18,915	25,282
11/21	18,498	24,897
12/21	19,190	25,877
1/22	18,285	24,355
2/22	17,719	23,741
3/22	17,986	24,512
4/22	16,633	22,312
5/22	16,775	22,282
6/22	15,532	20,418
7/22	16,625	22,333
8/22	15,996	21,500
9/22	14,613	19,506
10/22	15,395	21,106
11/22	16,432	22,208
12/22	15,741	20,907
1/23	16,741	22,347
2/23	16,223	21,825
3/23	16,532	22,408
4/23	16,778	22,647
5/23	16,614	22,735
6/23	17,469	24,288
7/23	17,942	25,158
8/23	17,614	24,673
9/23	16,886	23,497
10/23	16,496	22,875
11/23	17,871	25,008
12/23	18,739	26,334
1/24	18,876	26,626
2/24	19,559	28,067
3/24	20,105	28,973
4/24	19,393	27,698
5/24	20,105	29,006
6/24	20,407	29,904
7/24	20,846	30,460
8/24	21,305	31,123
9/24	21,668	31,767
10/24	21,312	31,534
11/24	22,310	33,632
12/24	21,539	32,604

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	14.94%	8.24%	7.98%
Russell 3000 Index	23.81%	13.86%	12.55%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% Bloomberg U.S. Aggregate Bond Index, and 20% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$408,407
  Total Number of Portfolio Holdings25
  Portfolio Turnover Rate 20.8%
  Total Advisory Fees Paid (amount in thousands)$932

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.13%
Fixed Income Funds	14.77%
International Equity Funds	12.87%
Specialty Funds	3.14%
Money Market Funds	1.12%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC31AR2-0

Class 1

SAM Flexible Income Portfolio

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$25	0.24%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, and Principal Exchange-Traded Funds. It generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund. The Fund generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund. It generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation to preferred securities, which outperformed core fixed income, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their large cap counterparts, aided performance for the year. Lastly, security selection in U.S. mega cap equities positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $14,781	Bloomberg U.S. Aggregate Bond Index $11,432
12/14	10,000	10,000
1/15	10,030	10,210
2/15	10,159	10,114
3/15	10,159	10,161
4/15	10,189	10,124
5/15	10,219	10,100
6/15	10,091	9,990
7/15	10,121	10,059
8/15	9,893	10,045
9/15	9,805	10,113
10/15	10,030	10,114
11/15	10,006	10,088
12/15	9,869	10,055
1/16	9,757	10,193
2/16	9,773	10,266
3/16	10,078	10,360
4/16	10,183	10,400
5/16	10,231	10,402
6/16	10,352	10,589
7/16	10,529	10,656
8/16	10,573	10,644
9/16	10,590	10,638
10/16	10,513	10,556
11/16	10,454	10,307
12/16	10,564	10,321
1/17	10,683	10,341
2/17	10,827	10,411
3/17	10,819	10,405
4/17	10,912	10,486
5/17	11,006	10,566
6/17	11,006	10,556
7/17	11,124	10,601
8/17	11,170	10,696
9/17	11,240	10,645
10/17	11,302	10,652
11/17	11,373	10,638
12/17	11,453	10,687
1/18	11,532	10,564
2/18	11,347	10,464
3/18	11,329	10,531
4/18	11,338	10,452
5/18	11,400	10,527
6/18	11,417	10,514
7/18	11,523	10,516
8/18	11,603	10,584
9/18	11,587	10,516
10/18	11,331	10,433
11/18	11,398	10,495
12/18	11,227	10,688
1/19	11,587	10,801
2/19	11,691	10,795
3/19	11,852	11,002
4/19	11,994	11,005
5/19	11,909	11,201
6/19	12,183	11,341
7/19	12,259	11,366
8/19	12,344	11,661
9/19	12,411	11,599
10/19	12,492	11,634
11/19	12,593	11,628
12/19	12,715	11,620
1/20	12,795	11,843
2/20	12,533	12,056
3/20	11,613	11,985
4/20	12,159	12,198
5/20	12,391	12,255
6/20	12,523	12,332
7/20	12,866	12,517
8/20	13,038	12,416
9/20	12,915	12,409
10/20	12,851	12,353
11/20	13,394	12,475
12/20	13,639	12,492
1/21	13,564	12,402
2/21	13,618	12,223
3/21	13,745	12,071
4/21	14,054	12,166
5/21	14,150	12,206
6/21	14,278	12,291
7/21	14,416	12,429
8/21	14,512	12,405
9/21	14,257	12,298
10/21	14,512	12,294
11/21	14,346	12,331
12/21	14,578	12,299
1/22	14,191	12,034
2/22	13,936	11,900
3/22	13,870	11,569
4/22	13,239	11,130
5/22	13,316	11,202
6/22	12,708	11,026
7/22	13,272	11,296
8/22	12,918	10,977
9/22	12,231	10,502
10/22	12,331	10,366
11/22	12,842	10,748
12/22	12,667	10,699
1/23	13,178	11,028
2/23	12,854	10,743
3/23	13,066	11,016
4/23	13,178	11,083
5/23	13,054	10,962
6/23	13,215	10,923
7/23	13,340	10,915
8/23	13,215	10,846
9/23	12,862	10,570
10/23	12,630	10,403
11/23	13,326	10,874
12/23	13,854	11,291
1/24	13,893	11,260
2/24	13,957	11,100
3/24	14,176	11,203
4/24	13,815	10,920
5/24	14,125	11,105
6/24	14,279	11,210
7/24	14,576	11,472
8/24	14,833	11,637
9/24	15,046	11,793
10/24	14,768	11,500
11/24	15,086	11,622
12/24	14,781	11,432

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	6.69%	3.06%	3.98%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$127,238
  Total Number of Portfolio Holdings23
  Portfolio Turnover Rate 21.9%
  Total Advisory Fees Paid (amount in thousands)$305

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	72.76%
Domestic Equity Funds	22.06%
International Equity Funds	3.29%
Specialty Funds	0.96%
Money Market Funds	0.96%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC32AR1-0

Class 2

SAM Flexible Income Portfolio

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$51	0.49%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, and Principal Exchange-Traded Funds. It generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund. The Fund generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund. It generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation to preferred securities, which outperformed core fixed income, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their large cap counterparts, aided performance for the year. Lastly, security selection in U.S. mega cap equities positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $14,425	Bloomberg U.S. Aggregate Bond Index $11,432
12/14	10,000	10,000
1/15	10,030	10,210
2/15	10,160	10,114
3/15	10,152	10,161
4/15	10,183	10,124
5/15	10,206	10,100
6/15	10,076	9,990
7/15	10,107	10,059
8/15	9,878	10,045
9/15	9,789	10,113
10/15	10,015	10,114
11/15	9,983	10,088
12/15	9,845	10,055
1/16	9,732	10,193
2/16	9,740	10,266
3/16	10,048	10,360
4/16	10,153	10,400
5/16	10,201	10,402
6/16	10,315	10,589
7/16	10,485	10,656
8/16	10,534	10,644
9/16	10,551	10,638
10/16	10,466	10,556
11/16	10,406	10,307
12/16	10,508	10,321
1/17	10,627	10,341
2/17	10,764	10,411
3/17	10,764	10,405
4/17	10,849	10,486
5/17	10,934	10,566
6/17	10,943	10,556
7/17	11,053	10,601
8/17	11,097	10,696
9/17	11,159	10,645
10/17	11,221	10,652
11/17	11,292	10,638
12/17	11,363	10,687
1/18	11,451	10,564
2/18	11,257	10,464
3/18	11,239	10,531
4/18	11,248	10,452
5/18	11,301	10,527
6/18	11,327	10,514
7/18	11,416	10,516
8/18	11,505	10,584
9/18	11,482	10,516
10/18	11,217	10,433
11/18	11,284	10,495
12/18	11,113	10,688
1/19	11,473	10,801
2/19	11,577	10,795
3/19	11,729	11,002
4/19	11,871	11,005
5/19	11,785	11,201
6/19	12,050	11,341
7/19	12,117	11,366
8/19	12,202	11,661
9/19	12,262	11,599
10/19	12,353	11,634
11/19	12,434	11,628
12/19	12,555	11,620
1/20	12,635	11,843
2/20	12,373	12,056
3/20	11,455	11,985
4/20	12,000	12,198
5/20	12,222	12,255
6/20	12,353	12,332
7/20	12,696	12,517
8/20	12,857	12,416
9/20	12,737	12,409
10/20	12,662	12,353
11/20	13,204	12,475
12/20	13,437	12,492
1/21	13,363	12,402
2/21	13,416	12,223
3/21	13,533	12,071
4/21	13,830	12,166
5/21	13,925	12,206
6/21	14,053	12,291
7/21	14,191	12,429
8/21	14,276	12,405
9/21	14,028	12,298
10/21	14,271	12,294
11/21	14,094	12,331
12/21	14,326	12,299
1/22	13,951	12,034
2/22	13,687	11,900
3/22	13,621	11,569
4/22	13,004	11,130
5/22	13,070	11,202
6/22	12,475	11,026
7/22	13,026	11,296
8/22	12,673	10,977
9/22	12,002	10,502
10/22	12,101	10,366
11/22	12,597	10,748
12/22	12,411	10,699
1/23	12,906	11,028
2/23	12,597	10,743
3/23	12,795	11,016
4/23	12,906	11,083
5/23	12,782	10,962
6/23	12,943	10,923
7/23	13,067	10,915
8/23	12,943	10,846
9/23	12,582	10,570
10/23	12,352	10,403
11/23	13,029	10,874
12/23	13,554	11,291
1/24	13,579	11,260
2/24	13,643	11,100
3/24	13,860	11,203
4/24	13,502	10,920
5/24	13,809	11,105
6/24	13,937	11,210
7/24	14,231	11,472
8/24	14,487	11,637
9/24	14,688	11,793
10/24	14,412	11,500
11/24	14,714	11,622
12/24	14,425	11,432

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	6.43%	2.82%	3.73%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$127,238
  Total Number of Portfolio Holdings23
  Portfolio Turnover Rate 21.9%
  Total Advisory Fees Paid (amount in thousands)$305

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	72.76%
Domestic Equity Funds	22.06%
International Equity Funds	3.29%
Specialty Funds	0.96%
Money Market Funds	0.96%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC32AR2-0

Class 1

SAM Strategic Growth Portfolio

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$25	0.23%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, and Principal Exchange-Traded Funds. It generally invests between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund. The Fund invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their large cap counterparts, aided performance for the year. Lastly, security selection in U.S. mega cap equities positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $23,818	Russell 3000 Index $32,604
12/14	10,000	10,000
1/15	9,829	9,722
2/15	10,276	10,285
3/15	10,214	10,180
4/15	10,243	10,226
5/15	10,362	10,368
6/15	10,210	10,194
7/15	10,276	10,365
8/15	9,659	9,739
9/15	9,438	9,455
10/15	10,011	10,202
11/15	10,038	10,258
12/15	9,838	10,048
1/16	9,312	9,481
2/16	9,228	9,478
3/16	9,838	10,145
4/16	9,880	10,208
5/16	9,996	10,391
6/16	9,985	10,412
7/16	10,343	10,825
8/16	10,375	10,853
9/16	10,426	10,870
10/16	10,161	10,635
11/16	10,297	11,111
12/16	10,443	11,327
1/17	10,725	11,541
2/17	11,018	11,970
3/17	11,096	11,978
4/17	11,271	12,105
5/17	11,434	12,229
6/17	11,513	12,339
7/17	11,812	12,572
8/17	11,905	12,596
9/17	12,176	12,903
10/17	12,387	13,185
11/17	12,616	13,585
12/17	12,763	13,721
1/18	13,363	14,444
2/18	12,816	13,912
3/18	12,687	13,633
4/18	12,746	13,684
5/18	12,863	14,071
6/18	12,799	14,163
7/18	13,145	14,633
8/18	13,280	15,147
9/18	13,273	15,172
10/18	12,320	14,055
11/18	12,549	14,336
12/18	11,666	13,002
1/19	12,574	14,118
2/19	12,899	14,614
3/19	13,095	14,828
4/19	13,553	15,420
5/19	12,886	14,422
6/19	13,648	15,435
7/19	13,744	15,664
8/19	13,547	15,345
9/19	13,792	15,614
10/19	14,099	15,950
11/19	14,418	16,557
12/19	14,867	17,035
1/20	14,779	17,016
2/20	13,663	15,623
3/20	11,581	13,475
4/20	12,860	15,259
5/20	13,459	16,075
6/20	13,813	16,443
7/20	14,616	17,376
8/20	15,371	18,635
9/20	14,935	17,957
10/20	14,701	17,569
11/20	16,369	19,707
12/20	17,157	20,593
1/21	17,008	20,501
2/21	17,597	21,142
3/21	18,130	21,900
4/21	19,017	23,029
5/21	19,251	23,134
6/21	19,571	23,705
7/21	19,755	24,105
8/21	20,160	24,793
9/21	19,306	23,681
10/21	20,301	25,282
11/21	19,789	24,897
12/21	20,565	25,877
1/22	19,445	24,355
2/22	18,801	23,741
3/22	19,152	24,512
4/22	17,578	22,312
5/22	17,724	22,282
6/22	16,311	20,418
7/22	17,600	22,333
8/22	16,897	21,500
9/22	15,333	19,506
10/22	16,305	21,106
11/22	17,531	22,208
12/22	16,702	20,907
1/23	17,869	22,347
2/23	17,311	21,825
3/23	17,674	22,408
4/23	17,970	22,647
5/23	17,776	22,735
6/23	18,858	24,288
7/23	19,466	25,158
8/23	19,061	24,673
9/23	18,228	23,497
10/23	17,765	22,875
11/23	19,375	25,008
12/23	20,354	26,334
1/24	20,523	26,626
2/24	21,412	28,067
3/24	22,080	28,973
4/24	21,270	27,698
5/24	22,124	29,006
6/24	22,471	29,904
7/24	22,951	30,460
8/24	23,485	31,123
9/24	23,908	31,767
10/24	23,513	31,534
11/24	24,735	33,632
12/24	23,818	32,604

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	17.02%	9.88%	9.07%
Russell 3000 Index	23.81%	13.86%	12.55%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg U.S. Aggregate Bond Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$450,658
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 20.5%
  Total Advisory Fees Paid (amount in thousands)$1,001

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	78.48%
International Equity Funds	17.53%
Specialty Funds	3.31%
Money Market Funds	0.71%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC33AR1-0

Class 2

SAM Strategic Growth Portfolio

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$52	0.48%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, and Principal Exchange-Traded Funds. It generally invests between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund. The Fund invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their large cap counterparts, aided performance for the year. Lastly, security selection in U.S. mega cap equities positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $23,226	Russell 3000 Index $32,604
12/14	10,000	10,000
1/15	9,827	9,722
2/15	10,274	10,285
3/15	10,212	10,180
4/15	10,236	10,226
5/15	10,351	10,368
6/15	10,197	10,194
7/15	10,264	10,365
8/15	9,643	9,739
9/15	9,420	9,455
10/15	9,993	10,202
11/15	10,014	10,258
12/15	9,813	10,048
1/16	9,288	9,481
2/16	9,203	9,478
3/16	9,808	10,145
4/16	9,850	10,208
5/16	9,967	10,391
6/16	9,951	10,412
7/16	10,301	10,825
8/16	10,336	10,853
9/16	10,387	10,870
10/16	10,120	10,635
11/16	10,250	11,111
12/16	10,392	11,327
1/17	10,676	11,541
2/17	10,959	11,970
3/17	11,033	11,978
4/17	11,209	12,105
5/17	11,367	12,229
6/17	11,441	12,339
7/17	11,742	12,572
8/17	11,828	12,596
9/17	12,094	12,903
10/17	12,301	13,185
11/17	12,525	13,585
12/17	12,673	13,721
1/18	13,263	14,444
2/18	12,720	13,912
3/18	12,590	13,633
4/18	12,643	13,684
5/18	12,756	14,071
6/18	12,691	14,163
7/18	13,027	14,633
8/18	13,163	15,147
9/18	13,150	15,172
10/18	12,206	14,055
11/18	12,429	14,336
12/18	11,549	13,002
1/19	12,455	14,118
2/19	12,767	14,614
3/19	12,959	14,828
4/19	13,412	15,420
5/19	12,748	14,422
6/19	13,501	15,435
7/19	13,590	15,664
8/19	13,392	15,345
9/19	13,633	15,614
10/19	13,926	15,950
11/19	14,247	16,557
12/19	14,683	17,035
1/20	14,594	17,016
2/20	13,490	15,623
3/20	11,430	13,475
4/20	12,692	15,259
5/20	13,278	16,075
6/20	13,626	16,443
7/20	14,417	17,376
8/20	15,154	18,635
9/20	14,725	17,957
10/20	14,490	17,569
11/20	16,131	19,707
12/20	16,905	20,593
1/21	16,749	20,501
2/21	17,331	21,142
3/21	17,850	21,900
4/21	18,723	23,029
5/21	18,944	23,134
6/21	19,256	23,705
7/21	19,434	24,105
8/21	19,824	24,793
9/21	18,986	23,681
10/21	19,959	25,282
11/21	19,454	24,897
12/21	20,208	25,877
1/22	19,103	24,355
2/22	18,474	23,741
3/22	18,810	24,512
4/22	17,259	22,312
5/22	17,406	22,282
6/22	16,008	20,418
7/22	17,274	22,333
8/22	16,579	21,500
9/22	15,039	19,506
10/22	15,985	21,106
11/22	17,192	22,208
12/22	16,373	20,907
1/23	17,513	22,347
2/23	16,964	21,825
3/23	17,310	22,408
4/23	17,597	22,647
5/23	17,412	22,735
6/23	18,467	24,288
7/23	19,050	25,158
8/23	18,653	24,673
9/23	17,829	23,497
10/23	17,377	22,875
11/23	18,947	25,008
12/23	19,906	26,334
1/24	20,066	26,626
2/24	20,926	28,067
3/24	21,574	28,973
4/24	20,776	27,698
5/24	21,610	29,006
6/24	21,947	29,904
7/24	22,408	30,460
8/24	22,932	31,123
9/24	23,333	31,767
10/24	22,939	31,534
11/24	24,130	33,632
12/24	23,226	32,604

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	16.68%	9.61%	8.79%
Russell 3000 Index	23.81%	13.86%	12.55%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg U.S. Aggregate Bond Index. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$450,658
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 20.5%
  Total Advisory Fees Paid (amount in thousands)$1,001

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	78.48%
International Equity Funds	17.53%
Specialty Funds	3.31%
Money Market Funds	0.71%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC33AR2-0

Class 1

Short-Term Income Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about Short-Term Income Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$42	0.41%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, in the opinion of those selecting such investments, are of comparable quality. It invests in foreign securities. It maintains an effective maturity of five years or less and an average portfolio duration that is within ±30% of the duration of the Bloomberg Credit 1-3 Year Index ("Index"). During the 12 month period ending December 31, 2024 the Fund's investments outperformed the Index. Sector allocation and issuer selection were positive contributors to performance while changes in the yield curve were a drag on performance. Out of index positions in non-agency commercial mortgage-backed securities, student loan asset-backed securities and non-agency residential mortgage-backed securities contributed positively to performance. The Fund also benefitted from issuer selection in the banking, consumer non-cyclical, and technology sectors. An out of index position in U.S. Treasuries was a drag on performance.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $12,249	Bloomberg U.S. Aggregate Bond Index $11,432	Bloomberg Credit 1-3 Year Index $12,363
12/14	10,000	10,000	10,000
1/15	10,039	10,210	10,052
2/15	10,039	10,114	10,050
3/15	10,077	10,161	10,070
4/15	10,077	10,124	10,088
5/15	10,077	10,100	10,098
6/15	10,077	9,990	10,082
7/15	10,077	10,059	10,088
8/15	10,071	10,045	10,076
9/15	10,071	10,113	10,106
10/15	10,111	10,114	10,116
11/15	10,071	10,088	10,106
12/15	10,071	10,055	10,085
1/16	10,111	10,193	10,118
2/16	10,111	10,266	10,124
3/16	10,190	10,360	10,200
4/16	10,230	10,400	10,236
5/16	10,230	10,402	10,234
6/16	10,269	10,589	10,300
7/16	10,309	10,656	10,316
8/16	10,327	10,644	10,316
9/16	10,327	10,638	10,326
10/16	10,327	10,556	10,328
11/16	10,286	10,307	10,285
12/16	10,286	10,321	10,298
1/17	10,327	10,341	10,327
2/17	10,367	10,411	10,357
3/17	10,367	10,405	10,365
4/17	10,408	10,486	10,392
5/17	10,448	10,566	10,416
6/17	10,448	10,556	10,421
7/17	10,489	10,601	10,458
8/17	10,532	10,696	10,480
9/17	10,490	10,645	10,477
10/17	10,532	10,652	10,483
11/17	10,490	10,638	10,460
12/17	10,532	10,687	10,469
1/18	10,490	10,564	10,449
2/18	10,490	10,464	10,429
3/18	10,490	10,531	10,436
4/18	10,490	10,452	10,440
5/18	10,532	10,527	10,480
6/18	10,532	10,514	10,480
7/18	10,532	10,516	10,501
8/18	10,573	10,584	10,542
9/18	10,554	10,516	10,546
10/18	10,554	10,433	10,549
11/18	10,597	10,495	10,564
12/18	10,639	10,688	10,640
1/19	10,723	10,801	10,711
2/19	10,723	10,795	10,741
3/19	10,808	11,002	10,819
4/19	10,850	11,005	10,850
5/19	10,934	11,201	10,915
6/19	10,977	11,341	10,985
7/19	10,977	11,366	10,991
8/19	11,061	11,661	11,078
9/19	11,052	11,599	11,087
10/19	11,096	11,634	11,131
11/19	11,096	11,628	11,139
12/19	11,139	11,620	11,174
1/20	11,226	11,843	11,236
2/20	11,312	12,056	11,309
3/20	11,052	11,985	11,096
4/20	11,269	12,198	11,294
5/20	11,356	12,255	11,396
6/20	11,399	12,332	11,460
7/20	11,442	12,517	11,505
8/20	11,486	12,416	11,523
9/20	11,469	12,409	11,520
10/20	11,469	12,353	11,537
11/20	11,513	12,475	11,565
12/20	11,513	12,492	11,585
1/21	11,513	12,402	11,590
2/21	11,469	12,223	11,593
3/21	11,469	12,071	11,583
4/21	11,513	12,166	11,602
5/21	11,513	12,206	11,623
6/21	11,513	12,291	11,610
7/21	11,513	12,429	11,628
8/21	11,513	12,405	11,631
9/21	11,521	12,298	11,626
10/21	11,476	12,294	11,587
11/21	11,431	12,331	11,567
12/21	11,431	12,299	11,565
1/22	11,386	12,034	11,478
2/22	11,295	11,900	11,421
3/22	11,160	11,569	11,281
4/22	11,070	11,130	11,203
5/22	11,115	11,202	11,278
6/22	11,024	11,026	11,178
7/22	11,115	11,296	11,266
8/22	11,024	10,977	11,182
9/22	10,899	10,502	11,031
10/22	10,854	10,366	11,011
11/22	10,991	10,748	11,147
12/22	11,037	10,699	11,172
1/23	11,174	11,028	11,280
2/23	11,128	10,743	11,202
3/23	11,220	11,016	11,320
4/23	11,266	11,083	11,379
5/23	11,266	10,962	11,353
6/23	11,266	10,923	11,333
7/23	11,311	10,915	11,399
8/23	11,357	10,846	11,430
9/23	11,329	10,570	11,418
10/23	11,329	10,403	11,447
11/23	11,515	10,874	11,612
12/23	11,655	11,291	11,762
1/24	11,748	11,260	11,815
2/24	11,702	11,100	11,788
3/24	11,795	11,203	11,848
4/24	11,748	10,920	11,819
5/24	11,842	11,105	11,912
6/24	11,888	11,210	11,972
7/24	12,075	11,472	12,121
8/24	12,168	11,637	12,235
9/24	12,249	11,793	12,345
10/24	12,201	11,500	12,285
11/24	12,249	11,622	12,340
12/24	12,249	11,432	12,363

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	5.09%	1.92%	2.05%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg Credit 1-3 Year Index	5.11%	2.04%	2.14%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$133,871
  Total Number of Portfolio Holdings350
  Portfolio Turnover Rate 47.8%
  Total Advisory Fees Paid (amount in thousands)$552

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	92.41%
Investment Companies	6.63%
U.S. Government & Government Agency Obligations	2.11%
Other Assets and LiabilitiesFootnote Reference*	(1.15)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Asset Backed Securities	26.46%
Financial	22.47%
Mortgage Securities	13.67%
Utilities	8.40%
Money Market Funds	6.63%
Energy	5.41%
Consumer, Non-cyclical	5.02%
Technology	4.05%
Industrial	2.71%
Communications	2.49%
Government	2.09%
Basic Materials	0.97%
Consumer, Cyclical	0.78%
Other Assets and LiabilitiesFootnote Reference*	(1.15)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC34AR1-0

Class 1

SmallCap Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about SmallCap Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$87	0.84%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000 Index ("Index"). The Fund's investments underperformed the Index during the year. The Fund performed well in the first half of the year amid a market environment where fundamentals were the key driver of stocks. The Fund faced challenges in early July amid renewed optimism around the likelihood of an economic soft-landing and potential rate cuts. The market quickly reversed to being led by smaller less liquid names amid passive exchange-traded funds (ETF) buying in small caps. The Fund also underperformed in early November following the U.S. election results amid a sharp risk on market environment where passive ETF flows were a significant driver of stocks. The Fund continued to recover following the election results as company fundamentals came back into focus, but ultimately the Fund's investments underperformed the Index. Natera, a blood based diagnostic company, was the top contributor to the Fund’s performance as it outperformed amid strength from their innovative products. Rexford Industrial Realty, a real estate investment trust focused on warehouses in southern California, was the top detractor as it underperformed the Index amid declining growth expectations.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $21,639	Russell 3000 Index $32,604	Russell 2000 Index $21,223
12/14	10,000	10,000	10,000
1/15	9,814	9,722	9,678
2/15	10,386	10,285	10,253
3/15	10,722	10,180	10,432
4/15	10,400	10,226	10,165
5/15	10,729	10,368	10,398
6/15	10,851	10,194	10,475
7/15	10,908	10,365	10,354
8/15	10,300	9,739	9,703
9/15	9,806	9,455	9,227
10/15	10,263	10,202	9,747
11/15	10,491	10,258	10,064
12/15	9,990	10,048	9,559
1/16	9,083	9,481	8,718
2/16	9,061	9,478	8,718
3/16	9,717	10,145	9,413
4/16	9,747	10,208	9,561
5/16	10,049	10,391	9,777
6/16	10,145	10,412	9,770
7/16	10,624	10,825	10,354
8/16	10,756	10,853	10,537
9/16	10,840	10,870	10,654
10/16	10,401	10,635	10,148
11/16	11,449	11,111	11,279
12/16	11,727	11,327	11,595
1/17	11,742	11,541	11,641
2/17	12,012	11,970	11,866
3/17	12,059	11,978	11,881
4/17	12,143	12,105	12,012
5/17	11,773	12,229	11,767
6/17	12,020	12,339	12,174
7/17	12,128	12,572	12,264
8/17	11,974	12,596	12,108
9/17	12,601	12,903	12,864
10/17	12,872	13,185	12,974
11/17	13,228	13,585	13,348
12/17	13,236	13,721	13,294
1/18	13,662	14,444	13,641
2/18	13,197	13,912	13,113
3/18	13,360	13,633	13,283
4/18	13,608	13,684	13,397
5/18	14,405	14,071	14,211
6/18	14,622	14,163	14,312
7/18	14,730	14,633	14,562
8/18	15,457	15,147	15,190
9/18	14,855	15,172	14,824
10/18	13,139	14,055	13,214
11/18	13,527	14,336	13,424
12/18	11,795	13,002	11,830
1/19	13,271	14,118	13,160
2/19	13,857	14,614	13,845
3/19	13,659	14,828	13,555
4/19	14,327	15,420	14,015
5/19	13,147	14,422	12,925
6/19	14,104	15,435	13,839
7/19	14,220	15,664	13,918
8/19	13,626	15,345	13,231
9/19	13,958	15,614	13,507
10/19	14,115	15,950	13,862
11/19	14,683	16,557	14,433
12/19	15,026	17,035	14,849
1/20	14,830	17,016	14,373
2/20	13,507	15,623	13,163
3/20	10,439	13,475	10,303
4/20	11,988	15,259	11,718
5/20	13,036	16,075	12,481
6/20	13,429	16,443	12,922
7/20	13,860	17,376	13,280
8/20	14,762	18,635	14,028
9/20	14,585	17,957	13,559
10/20	14,692	17,569	13,843
11/20	17,053	19,707	16,395
12/20	18,362	20,593	17,813
1/21	18,830	20,501	18,709
2/21	20,224	21,142	19,876
3/21	20,819	21,900	20,075
4/21	21,553	23,029	20,497
5/21	21,564	23,134	20,539
6/21	22,032	23,705	20,937
7/21	21,458	24,105	20,181
8/21	22,139	24,793	20,632
9/21	21,540	23,681	20,024
10/21	22,816	25,282	20,876
11/21	21,595	24,897	20,006
12/21	22,057	25,877	20,453
1/22	19,956	24,355	18,484
2/22	20,231	23,741	18,681
3/22	20,330	24,512	18,914
4/22	18,394	22,312	17,039
5/22	18,438	22,282	17,065
6/22	16,787	20,418	15,661
7/22	18,570	22,333	17,296
8/22	18,273	21,500	16,942
9/22	16,526	19,506	15,319
10/22	18,392	21,106	17,005
11/22	18,741	22,208	17,402
12/22	17,506	20,907	16,273
1/23	19,265	22,347	17,859
2/23	19,184	21,825	17,557
3/23	18,513	22,408	16,718
4/23	18,164	22,647	16,418
5/23	17,815	22,735	16,266
6/23	19,372	24,288	17,589
7/23	20,352	25,158	18,664
8/23	19,466	24,673	17,731
9/23	18,165	23,497	16,687
10/23	16,778	22,875	15,549
11/23	18,407	25,008	16,956
12/23	20,225	26,334	19,028
1/24	19,780	26,626	18,288
2/24	20,844	28,067	19,322
3/24	21,773	28,973	20,013
4/24	20,238	27,698	18,605
5/24	20,965	29,006	19,538
6/24	20,575	29,904	19,357
7/24	21,989	30,460	21,324
8/24	21,773	31,123	21,006
9/24	21,805	31,767	21,152
10/24	21,501	31,534	20,847
11/24	23,336	33,632	23,134
12/24	21,639	32,604	21,223

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	6.99%	7.57%	8.03%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$171,359
  Total Number of Portfolio Holdings128
  Portfolio Turnover Rate 33.5%
  Total Advisory Fees Paid (amount in thousands)$1,461

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.71%
Investment Companies	0.42%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	24.21%
Consumer, Non-cyclical	22.64%
Industrial	21.85%
Technology	11.86%
Consumer, Cyclical	9.70%
Energy	3.36%
Utilities	2.72%
Communications	1.86%
Basic Materials	1.51%
Money Market Funds	0.42%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC35AR1-0

Class 2

SmallCap Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about SmallCap Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$113	1.09%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000 Index ("Index"). The Fund's investments underperformed the Index during the year. The Fund performed well in the first half of the year amid a market environment where fundamentals were the key driver of stocks. The Fund faced challenges in early July amid renewed optimism around the likelihood of an economic soft-landing and potential rate cuts. The market quickly reversed to being led by smaller less liquid names amid passive exchange-traded funds (ETF) buying in small caps. The Fund also underperformed in early November following the U.S. election results amid a sharp risk on market environment where passive ETF flows were a significant driver of stocks. The Fund continued to recover following the election results as company fundamentals came back into focus, but ultimately the Fund's investments underperformed the Index. Natera, a blood based diagnostic company, was the top contributor to the Fund’s performance as it outperformed amid strength from their innovative products. Rexford Industrial Realty, a real estate investment trust focused on warehouses in southern California, was the top detractor as it underperformed the Index amid declining growth expectations.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $21,110	Russell 3000 Index $32,604	Russell 2000 Index $21,223
12/14	10,000	10,000	10,000
1/15	9,812	9,722	9,678
2/15	10,383	10,285	10,253
3/15	10,718	10,180	10,432
4/15	10,397	10,226	10,165
5/15	10,726	10,368	10,398
6/15	10,840	10,194	10,475
7/15	10,890	10,365	10,354
8/15	10,289	9,739	9,703
9/15	9,788	9,455	9,227
10/15	10,238	10,202	9,747
11/15	10,466	10,258	10,064
12/15	9,965	10,048	9,559
1/16	9,058	9,481	8,718
2/16	9,036	9,478	8,718
3/16	9,692	10,145	9,413
4/16	9,714	10,208	9,561
5/16	10,009	10,391	9,777
6/16	10,112	10,412	9,770
7/16	10,584	10,825	10,354
8/16	10,705	10,853	10,537
9/16	10,797	10,870	10,654
10/16	10,358	10,635	10,148
11/16	11,397	11,111	11,279
12/16	11,674	11,327	11,595
1/17	11,682	11,541	11,641
2/17	11,944	11,970	11,866
3/17	11,998	11,978	11,881
4/17	12,074	12,105	12,012
5/17	11,705	12,229	11,767
6/17	11,944	12,339	12,174
7/17	12,051	12,572	12,264
8/17	11,893	12,596	12,108
9/17	12,517	12,903	12,864
10/17	12,779	13,185	12,974
11/17	13,134	13,585	13,348
12/17	13,141	13,721	13,294
1/18	13,558	14,444	13,641
2/18	13,095	13,912	13,113
3/18	13,257	13,633	13,283
4/18	13,496	13,684	13,397
5/18	14,282	14,071	14,211
6/18	14,498	14,163	14,312
7/18	14,598	14,633	14,562
8/18	15,315	15,147	15,190
9/18	14,716	15,172	14,824
10/18	13,019	14,055	13,214
11/18	13,396	14,336	13,424
12/18	11,674	13,002	11,830
1/19	13,133	14,118	13,160
2/19	13,715	14,614	13,845
3/19	13,519	14,828	13,555
4/19	14,174	15,420	14,015
5/19	13,002	14,422	12,925
6/19	13,945	15,435	13,839
7/19	14,060	15,664	13,918
8/19	13,469	15,345	13,231
9/19	13,800	15,614	13,507
10/19	13,946	15,950	13,862
11/19	14,500	16,557	14,433
12/19	14,840	17,035	14,849
1/20	14,646	17,016	14,373
2/20	13,333	15,623	13,163
3/20	10,308	13,475	10,303
4/20	11,835	15,259	11,718
5/20	12,866	16,075	12,481
6/20	13,245	16,443	12,922
7/20	13,673	17,376	13,280
8/20	14,558	18,635	14,028
9/20	14,378	17,957	13,559
10/20	14,473	17,569	13,843
11/20	16,812	19,707	16,395
12/20	18,086	20,593	17,813
1/21	18,550	20,501	18,709
2/21	19,919	21,142	19,876
3/21	20,498	21,900	20,075
4/21	21,225	23,029	20,497
5/21	21,225	23,134	20,539
6/21	21,689	23,705	20,937
7/21	21,109	24,105	20,181
8/21	21,783	24,793	20,632
9/21	21,178	23,681	20,024
10/21	22,439	25,282	20,876
11/21	21,221	24,897	20,006
12/21	21,678	25,877	20,453
1/22	19,611	24,355	18,484
2/22	19,872	23,741	18,681
3/22	19,970	24,512	18,914
4/22	18,056	22,312	17,039
5/22	18,099	22,282	17,065
6/22	16,479	20,418	15,661
7/22	18,219	22,333	17,296
8/22	17,925	21,500	16,942
9/22	16,208	19,506	15,319
10/22	18,041	21,106	17,005
11/22	18,373	22,208	17,402
12/22	17,151	20,907	16,273
1/23	18,892	22,347	17,859
2/23	18,812	21,825	17,557
3/23	18,134	22,408	16,718
4/23	17,789	22,647	16,418
5/23	17,457	22,735	16,266
6/23	18,971	24,288	17,589
7/23	19,915	25,158	18,664
8/23	19,051	24,673	17,731
9/23	17,771	23,497	16,687
10/23	16,415	22,875	15,549
11/23	18,010	25,008	16,956
12/23	19,791	26,334	19,028
1/24	19,339	26,626	18,288
2/24	20,389	28,067	19,322
3/24	21,280	28,973	20,013
4/24	19,778	27,698	18,605
5/24	20,482	29,006	19,538
6/24	20,097	29,904	19,357
7/24	21,466	30,460	21,324
8/24	21,266	31,123	21,006
9/24	21,273	31,767	21,152
10/24	20,987	31,534	20,847
11/24	22,780	33,632	23,134
12/24	21,110	32,604	21,223

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
Class 2 Shares	6.66%	7.30%	7.76%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is May 1, 1998.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$171,359
  Total Number of Portfolio Holdings128
  Portfolio Turnover Rate 33.5%
  Total Advisory Fees Paid (amount in thousands)$1,461

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.71%
Investment Companies	0.42%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	24.21%
Consumer, Non-cyclical	22.64%
Industrial	21.85%
Technology	11.86%
Consumer, Cyclical	9.70%
Energy	3.36%
Utilities	2.72%
Communications	1.86%
Basic Materials	1.51%
Money Market Funds	0.42%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC35AR2-0

Class 2

U.S. LargeCap Buffer April Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about U.S. LargeCap Buffer April Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$105	0.96%

Management’s Discussion of Fund Performance

The Fund seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index (“Index”), while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Index losses, over a twelve-month period. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in exchange-traded funds ("ETFs") and options that reference the Index at the time of each purchase. The Principal Variable Contracts U.S. LargeCap Buffer Funds are defined outcome investment solutions that are designed to offer limited downside protection, full upside participation up to 10%, and partial participation on any gains above 10%. The Fund uses a combination of ETFs and options to accomplish this objective. The out-of-the-money put and ETF holdings contributed to performance, while the at-the-money put and out-of-the-money call detracted from performance. Overall, the Fund's investments performance since launch is inline with expectations. Note that intra-period performance may differ in an unpredictable way from full period performance.

How did the Fund perform since inception?

	Class 2 Shares at net asset value $13,366	S&P 500 Index $14,987	S&P 500 Price Return Index $14,603
3/23	10,000	10,000	10,000
3/23	10,000	10,204	10,202
4/23	10,120	10,363	10,352
5/23	10,130	10,408	10,377
6/23	10,640	11,096	11,049
7/23	10,880	11,453	11,393
8/23	10,750	11,270	11,191
9/23	10,390	10,733	10,646
10/23	10,230	10,507	10,412
11/23	10,900	11,467	11,341
12/23	11,287	11,988	11,842
1/24	11,424	12,189	12,030
2/24	11,868	12,840	12,653
3/24	12,164	13,253	13,045
4/24	11,823	12,712	12,502
5/24	12,256	13,342	13,103
6/24	12,563	13,821	13,557
7/24	12,654	13,989	13,710
8/24	12,905	14,329	14,023
9/24	13,128	14,635	14,307
10/24	13,025	14,502	14,165
11/24	13,606	15,353	14,977
12/24	13,366	14,987	14,603

Average Annual Total Returns

Name	1-Year	Since InceptionFootnote Reference*
Class 2 Shares	18.41%	17.93%
S&P 500 Index	25.02%	25.86%
S&P 500 Price Return Index	23.31%	24.02%
Footnote	Description
Footnote*	Since inception performance is calculated from March 29, 2023, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the S&P 500 Index in order to meet the revised definition of “broad-based securities market index”. The S&P 500 Price Return Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$37,944
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate 158.4%
  Total Advisory Fees Paid (amount in thousands)$380

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	91.23%
Purchased Options	14.31%
Other Assets and LiabilitiesFootnote Reference*	(5.54)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Exchange-Traded Funds	90.90%
Purchased Options	14.31%
Money Market Funds	0.33%
Other Assets and LiabilitiesFootnote Reference*	(5.54)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

On May 1, 2025, the Fund will change its name to U.S. LargeCap S&P 500 Index Buffer April Account.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC902AR2-0

Class 2

U.S. LargeCap Buffer January Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about U.S. LargeCap Buffer January Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$105	0.96%

Management’s Discussion of Fund Performance

The Fund seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index (“Index”), while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Index losses, over a twelve-month period. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in exchange-traded funds ("ETFs") and options that reference the Index at the time of each purchase. The Principal Variable Contracts U.S. LargeCap Buffer Funds are defined outcome investment solutions that are designed to offer limited downside protection, full upside participation up to 10%, and partial participation on any gains above 10%. The Fund uses a combination of ETFs and options to accomplish this objective. The out-of-the-money put and ETF holdings contributed to performance, while the at-the-money put and out-of-the-money call detracted from performance. Overall, the Fund's investments performance since launch is inline with expectations. Note that intra-period performance may differ in an unpredictable way from full period performance.

How did the Fund perform since inception?

	Class 2 Shares at net asset value $14,126	S&P 500 Index $16,026	S&P 500 Price Return Index $15,547
12/22	10,000	10,000	10,000
12/22	10,000	10,151	10,149
1/23	10,430	10,788	10,775
2/23	10,240	10,525	10,494
3/23	10,560	10,912	10,862
4/23	10,680	11,082	11,021
5/23	10,700	11,130	11,048
6/23	11,230	11,866	11,763
7/23	11,490	12,247	12,130
8/23	11,350	12,052	11,915
9/23	10,955	11,477	11,334
10/23	10,784	11,236	11,085
11/23	11,535	12,262	12,074
12/23	11,942	12,819	12,608
1/24	12,108	13,034	12,808
2/24	12,547	13,730	13,471
3/24	12,855	14,172	13,889
4/24	12,452	13,593	13,311
5/24	12,902	14,267	13,950
6/24	13,246	14,779	14,433
7/24	13,365	14,959	14,597
8/24	13,626	15,322	14,930
9/24	13,841	15,649	15,232
10/24	13,746	15,507	15,081
11/24	14,364	16,418	15,945
12/24	14,126	16,026	15,547

Average Annual Total Returns

Name	1-Year	Since InceptionFootnote Reference*
Class 2 Shares	18.29%	18.77%
S&P 500 Index	25.02%	26.47%
S&P 500 Price Return Index	23.31%	24.57%
Footnote	Description
Footnote*	Since inception performance is calculated from December 28, 2022, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the S&P 500 Index in order to meet the revised definition of “broad-based securities market index”. The S&P 500 Price Return Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$68,269
  Total Number of Portfolio Holdings8
  Portfolio Turnover Rate 182.8%
  Total Advisory Fees Paid (amount in thousands)$244

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	36.37%
Purchased Options	7.00%
Other Assets and LiabilitiesFootnote Reference*	56.63%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Exchange-Traded Funds	36.37%
Purchased Options	7.00%
Other Assets and LiabilitiesFootnote Reference*	56.63%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

On May 1, 2025, the Fund will change its name to U.S. LargeCap S&P 500 Index Buffer January Account.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC900AR2-0

Class 2

U.S. LargeCap Buffer July Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about U.S. LargeCap Buffer July Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$105	0.96%

Management’s Discussion of Fund Performance

The Fund seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index ("Index"), while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Index losses, over a twelve-month period. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in exchange-traded funds ("ETFs") and options that reference the Index at the time of each purchase. The Principal Variable Contracts U.S. LargeCap Buffer Funds are defined outcome investment solutions that are designed to offer limited downside protection, full upside participation up to 10%, and partial participation on any gains above 10%. The Fund uses a combination of ETFs and options to accomplish this objective. The out-of-the-money put contributed to performance, while the at-the-money put and out-of-the-money call detracted from performance. Overall, the Fund's investments performance since launch is inline with expectations. Note that intra-period performance may differ in an unpredictable way from full period performance.

How did the Fund perform since inception?

	Class 2 Shares at net asset value $14,208	S&P 500 Index $16,014	S&P 500 Price Return Index $15,402
6/22	10,000	10,000	10,000
6/22	10,000	9,914	9,912
7/22	10,660	10,828	10,816
8/22	10,340	10,387	10,357
9/22	9,650	9,430	9,389
10/22	10,200	10,193	10,139
11/22	10,600	10,763	10,684
12/22	10,193	10,143	10,054
1/23	10,635	10,780	10,675
2/23	10,454	10,517	10,396
3/23	10,735	10,903	10,761
4/23	10,835	11,074	10,918
5/23	10,875	11,122	10,945
6/23	11,357	11,857	11,654
7/23	11,638	12,238	12,017
8/23	11,508	12,043	11,804
9/23	11,105	11,469	11,229
10/23	10,944	11,227	10,982
11/23	11,648	12,253	11,961
12/23	12,052	12,809	12,490
1/24	12,165	13,025	12,689
2/24	12,661	13,720	13,345
3/24	13,002	14,162	13,759
4/24	12,548	13,583	13,186
5/24	13,054	14,257	13,820
6/24	13,446	14,768	14,299
7/24	13,560	14,948	14,461
8/24	13,807	15,311	14,791
9/24	14,041	15,637	15,090
10/24	13,843	15,496	14,940
11/24	14,458	16,405	15,796
12/24	14,208	16,014	15,402

Average Annual Total Returns

Name	1-Year	Since InceptionFootnote Reference*
Class 2 Shares	17.89%	15.04%
S&P 500 Index	25.02%	20.66%
S&P 500 Price Return Index	23.31%	18.80%
Footnote	Description
Footnote*	Since inception performance is calculated from June 29, 2022, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the S&P 500 Index in order to meet the revised definition of “broad-based securities market index”. The S&P 500 Price Return Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$38,893
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate 136.4%
  Total Advisory Fees Paid (amount in thousands)$366

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	101.83%
Purchased Options	16.11%
Other Assets and LiabilitiesFootnote Reference*	(17.94)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Exchange-Traded Funds	99.59%
Purchased Options	16.11%
Money Market Funds	2.24%
Other Assets and LiabilitiesFootnote Reference*	(17.94)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

On May 1, 2025, the Fund will change its name to U.S. LargeCap S&P 500 Index Buffer July Account.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC898AR2-0

Class 2

U.S. LargeCap Buffer October Account

Annual Shareholder Report  December 31, 2024

This annual shareholder report contains important information about U.S. LargeCap Buffer October Account (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$105	0.96%

Management’s Discussion of Fund Performance

The Fund seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index (“Index”), while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Index losses, over a twelve-month period. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in exchange-traded funds ("ETFs") and options that reference the Index at the time of each purchase. The Principal Variable Contracts U.S. LargeCap Buffer Funds are defined outcome investment solutions that are designed to offer limited downside protection, full upside participation up to 10%, and partial participation on any gains above 10%. The Fund uses a combination of ETFs and options to accomplish this objective. The out-of-the-money put, ETF holdings, and deep in-the-money call contributed to performance, while the at-the-money put and out-of-the-money call detracted from performance. Overall, the Fund's investments performance since launch is inline with expectations. Note that intra-period performance may differ in an unpredictable way from full period performance.

How did the Fund perform since inception?

	Class 2 Shares at net asset value $14,989	S&P 500 Index $16,727	S&P 500 Price Return Index $16,156
9/22	10,000	10,000	10,000
9/22	10,000	9,850	9,849
10/22	10,570	10,647	10,636
11/22	11,020	11,242	11,208
12/22	10,529	10,595	10,547
1/23	11,020	11,260	11,198
2/23	10,809	10,985	10,906
3/23	11,120	11,389	11,288
4/23	11,250	11,567	11,453
5/23	11,290	11,617	11,482
6/23	11,861	12,384	12,225
7/23	12,162	12,782	12,605
8/23	12,012	12,579	12,382
9/23	11,570	11,979	11,779
10/23	11,406	11,727	11,520
11/23	12,157	12,798	12,547
12/23	12,577	13,380	13,102
1/24	12,706	13,604	13,311
2/24	13,201	14,331	13,999
3/24	13,545	14,792	14,433
4/24	13,125	14,188	13,833
5/24	13,641	14,891	14,497
6/24	14,018	15,426	14,999
7/24	14,136	15,613	15,169
8/24	14,415	15,992	15,516
9/24	14,654	16,334	15,829
10/24	14,611	16,186	15,672
11/24	15,215	17,136	16,570
12/24	14,989	16,727	16,156

Average Annual Total Returns

Name	1-Year	Since InceptionFootnote Reference*
Class 2 Shares	19.18%	19.66%
S&P 500 Index	25.02%	25.63%
S&P 500 Price Return Index	23.31%	23.71%
Footnote	Description
Footnote*	Since inception performance is calculated from September 29, 2022, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective May 1, 2024, the Fund changed its primary broad-based index to the S&P 500 Index in order to meet the revised definition of “broad-based securities market index”. The S&P 500 Price Return Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$59,841
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate 43.9%
  Total Advisory Fees Paid (amount in thousands)$269

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	146.93%
Purchased Options	24.41%
Other Assets and LiabilitiesFootnote Reference*	(71.34)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Exchange-Traded Funds	134.35%
Purchased Options	24.41%
Money Market Funds	12.58%
Other Assets and LiabilitiesFootnote Reference*	(71.34)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

On May 1, 2025, the Fund will change its name to U.S. LargeCap S&P 500 Index Buffer October Account.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC899AR2-0

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended, as described in Item 2(c) of Form N-CSR, its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit in response to Item 13(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

December 31, 2023 – $674,967
December 31, 2024 – $707,786

(b) Audit-Related Fees. Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. Ernst & Young has billed the following amounts for those services.

December 31, 2023 - $0
            December 31, 2024 - $0

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

December 31, 2023 - $208,124
December 31, 2024 - $207,769

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy.  The audit committee of the registrant has adopted the following pre-approval policy:

The Principal Funds Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Boards of Trustees of Principal Exchange-Traded Funds (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.                  The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds. For the purposes of this policy, Prohibited Services are:

•         Services that are subject to audit procedure during a financial statement audit;
•         Services where the auditor would act on behalf of management;
•         Services where the auditor is an advocate to the client's position in an adversarial proceeding;
•         Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
•         Financial information systems design and implementation;
•         Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•         Actuarial services;
•         Internal audit functions or human resources;
•         Broker or dealer, investment advisor, or investment banking services;
•         Legal services and expert services unrelated to the audit;
•         Tax planning services related to listed, confidential and aggressive transactions;
•         Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
•         Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible; and
•         Any other service that the International Ethics Standards Board for Accountants (IESBA) determines, by regulation, is impermissible.

2.                  (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval and pre-concurrence a detailed description of each particular service, excluding tax services, for which pre-approval and pre-concurrence is sought, and the corresponding range of fees for such service. The Committee may delegate pre-approval and pre-concurrence authority to one or more of its members provided such delegated member(s) shall present a report of any services so pre-approved and pre-concurred to the full Committee at its next regularly scheduled meeting. The Committee Chairperson is presently so appointed pursuant to this policy, and shall have pre-approval and pre-concurrence authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre- approval and pre-concurrence a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to grant pre-approval and pre-concurrence with respect to the primary independent auditor’s provision of non-audit services, the Committee (or the delegated member(s), as applicable) will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee (or the delegated member(s), as applicable) will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.                  The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds as well as any controlled subsidiary.

4.                  Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB. The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor. In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.                  The Committee shall monitor that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6.                  Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee. Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.
7.                  For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers or otherwise “interested persons” (as defined in the Investment Company Act of 1940) of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.                  The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on September 10, 2024).

(e) (2) Pre-Approval Waivers. There were no services, or 0%, provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst & Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

December 31, 2023 - $437,961
            December 31, 2024 - $420,296

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence and notes there were no fees requiring such consideration.

(i) The registrant has not been identified by the Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position of authority in that jurisdiction.

(j) the registrant is not a foreign issuer.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The members of the audit committee are Craig Damos, Frances Grieb, Victor Hymes, and Elizabeth Nickels.

(b) Not applicable.

ITEM 6 – INVESTMENTS

Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) Financial Statements

(b) Financial Highlights
Principal Variable Contracts Funds, Inc.
Annual
Financial Statements
and Additional Information
December 31, 2024

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 64
Schedules of Investments 90
Financial Highlights (Includes performance information) 227
Report of Independent Registered Public Accounting Firm 301
Unaudited Supplemental Information 303
Changes in and Disagreements with Accountants (N-CSR Item 8) 305
Proxy Disclosures (N-CSR Item 9) 306
Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) 307
Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11) 308

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Account
Bond Market Index
Account
Core Plus Bond
Account
Investment in securities--at cost ................................................................
$ 17,422 $ 2,360,305 $ 222,044
Investment in affiliated Funds--at cost ..........................................................
$ 393 $ 46,078 $ 12,737
Assets
Investment in securities--at value  ................................................................ $ 23,477 $ 2,147,329
(a)
$ 214,174
(a)
Investment in affiliated Funds--at value ........................................................... 393 46,078 12,737
Cash ............................................................................................... – – 16
Deposits with counterparty ........................................................................ – – 8
Receivables:
Dividends and interest ....................................................................... 2 14,798 1,707
Fund shares sold ............................................................................. – 13 396
Investment securities sold ................................................................... 5 23,036 28
Total Assets   23,877 2,231,254 229,066
Liabilities
Accrued management and investment advisory fees .............................................. 12 261 82
Accrued distribution fees .......................................................................... 5 – –
Accrued service fees .............................................................................. 3 – –
Accrued directors' expenses ....................................................................... – 9 –
Accrued professional fees ......................................................................... 6 5 5
Accrued other expenses ........................................................................... 1 12 2
Payables:
Fund shares redeemed ....................................................................... 10 7,653 60
Investment securities purchased ............................................................ 207 55,695 22,343
Variation margin on futures ................................................................. – – 72
Collateral obligation on securities loaned, at value ............................................... – 7,335 1,879
Total Liabilities
244 70,970 24,443
Net Assets Applicable to Outstanding Shares ..................................................
$ 23,633 $ 2,160,284 $ 204,623
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 18,106 $ 2,442,122 $ 234,584
Total distributable earnings (accumulated loss) ...................................................
5,527 (281,838) (29,961)
Total Net Assets
$ 23,633 $ 2,160,284 $ 204,623
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 300,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ N/A $ 2,160,284 $ 204,623
Shares Issued and Outstanding .............................................................. 234,433 21,727
Net Asset Value per share ...................................................................
$ 9 .21 $ 9 .42
Class 3 : Net Assets ................................................................................ $ 23,633 N/A N/A
Shares Issued and Outstanding .............................................................. 1,596
Net Asset Value per share ...................................................................
$ 14 .81
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Balanced
Account
Diversified Balanced
Adaptive Allocation
Account
(a)
Diversified Balanced
Strategic Allocation
Account
(b)
Investment in securities--at cost ................................................................
$ – $ 44,495 $ –
Investment in affiliated Funds--at cost ..........................................................
$ 484,922 $ 189,998 $ 101,933
Assets
Investment in securities--at value  ................................................................ $ – $ 46,602 $ –
Investment in affiliated Funds--at value ........................................................... 622,393 188,501 112,567
Cash ............................................................................................... – 52 –
Receivables:
Fund shares sold ............................................................................. 1 – 262
Investment securities sold ................................................................... 1,736 430 8
Total Assets   624,130 235,585 112,837
Liabilities
Accrued management and investment advisory fees .............................................. 27 25 5
Accrued distribution fees .......................................................................... 129 51 26
Accrued directors' expenses ....................................................................... 3 1 1
Accrued professional fees ......................................................................... 4 4 4
Payables:
Fund shares redeemed ....................................................................... 1,736 523 269
Interfund borrowing ......................................................................... – 65 –
Total Liabilities
1,899 669 305
Net Assets Applicable to Outstanding Shares ..................................................
$ 622,231 $ 234,916 $ 112,532
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 408,634 $ 213,873 $ 91,695
Total distributable earnings (accumulated loss) ...................................................
213,597 21,043 20,837
Total Net Assets
$ 622,231 $ 234,916 $ 112,532
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 650,000 400,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 34,312 N/A N/A
Shares Issued and Outstanding .............................................................. 2,316
Net Asset Value per share ...................................................................
$ 14 .81
Class 2 : Net Assets ................................................................................ $ 585,489 $ 234,904 $ 112,520
Shares Issued and Outstanding .............................................................. 39,358 19,105 9,266
Net Asset Value per share ...................................................................
$ 14 .88 $ 12 .30 $ 12 .14
Class 3 : Net Assets ................................................................................ $ 2,430 $ 12 $ 12
Shares Issued and Outstanding .............................................................. 166 1 1
Net Asset Value per share ...................................................................
$ 14 .60 $ 12 .26 $ 12 .07
(a)
Effective May 1, 2024, Diversified Balanced Volatility Control Account changed its name to Diversified Balanced Adaptive Allocation Account.
(b)
Effective May 1, 2024, Diversified Balanced Managed Volatility Account changed its name to Diversified Balanced Strategic Allocation Account.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Growth
Account
Diversified Growth
Adaptive Allocation
Account
(a)
Diversified Growth
Strategic Allocation
Account
(b)
Investment in securities--at cost ................................................................
$ – $ 294,589 $ –
Investment in affiliated Funds--at cost ..........................................................
$ 1,676,847 $ 1,173,990 $ 204,970
Assets
Investment in securities--at value  ................................................................ $ – $ 308,498 $ –
Investment in affiliated Funds--at value ........................................................... 2,384,641 1,242,133 243,419
Cash ............................................................................................... – 339 –
Receivables:
Fund shares sold ............................................................................. – – 1
Investment securities sold ................................................................... 9,119 5,297 605
Total Assets   2,393,760 1,556,267 244,025
Liabilities
Accrued management and investment advisory fees .............................................. 105 161 11
Accrued distribution fees .......................................................................... 526 336 55
Accrued directors' expenses ....................................................................... 11 7 1
Accrued professional fees ......................................................................... 4 4 4
Accrued other expenses ........................................................................... 1 1 –
Payables:
Fund shares redeemed ....................................................................... 9,119 6,621 605
Interfund borrowing ......................................................................... – 260 –
Investment securities purchased ............................................................ – 80 –
Total Liabilities
9,766 7,470 676
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,383,994 $ 1,548,797 $ 243,349
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,303,350 $ 1,336,355 $ 179,248
Total distributable earnings (accumulated loss) ...................................................
1,080,644 212,442 64,101
Total Net Assets
$ 2,383,994 $ 1,548,797 $ 243,349
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 500,000 400,000 400,000
Net Asset Value Per Share:
Class 2 : Net Assets ................................................................................ $ 2,382,875 $ 1,548,784 $ 243,336
Shares Issued and Outstanding .............................................................. 128,754 116,045 18,343
Net Asset Value per share ...................................................................
$ 18 .51 $ 13 .35 $ 13 .27
Class 3 : Net Assets ................................................................................ $ 1,119 $ 13 $ 13
Shares Issued and Outstanding .............................................................. 61 1 1
Net Asset Value per share ...................................................................
$ 18 .25 $ 13 .31 $ 13 .18
(a)
Effective May 1, 2024, Diversified Growth Volatility Control Account changed its name to Diversified Growth Adaptive Allocation Account.
(b)
Effective May 1, 2024, Diversified Growth Managed Volatility Account changed its name to Diversified Growth Strategic Allocation Account.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Account
Diversified
International Account Equity Income Account
Investment in securities--at cost ................................................................
$ – $ 201,973 $ 347,910
Investment in affiliated Funds--at cost ..........................................................
$ 199,574 $ 2,079 $ 11,384
Foreign currency--at cost ........................................................................
$ – $ 57 $ –
Assets
Investment in securities--at value  ................................................................ $ – $ 242,905 $ 678,822
Investment in affiliated Funds--at value ........................................................... 214,452 2,079 11,384
Foreign currency--at value ........................................................................ – 56 –
Receivables:
Dividends and interest ....................................................................... – 485 1,297
Fund shares sold ............................................................................. – 246 328
Investment securities sold ................................................................... 1,217 157 –
Total Assets   215,669 245,928 691,831
Liabilities
Accrued management and investment advisory fees .............................................. 9 172 284
Accrued distribution fees .......................................................................... 46 – 17
Accrued directors' expenses ....................................................................... 1 1 4
Accrued foreign tax ............................................................................... – 11 –
Accrued professional fees ......................................................................... 4 8 3
Accrued other expenses ........................................................................... – 6 12
Payables:
Fund shares redeemed ....................................................................... 1,217 111 438
Investment securities purchased ............................................................ – 271 –
Collateral obligation on securities loaned, at value ............................................... – – 1
Total Liabilities
1,277 580 759
Net Assets Applicable to Outstanding Shares ..................................................
$ 214,392 $ 245,348 $ 691,072
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 184,693 $ 187,458 $ 275,875
Total distributable earnings (accumulated loss) ...................................................
29,699 57,890 415,197
Total Net Assets
$ 214,392 $ 245,348 $ 691,072
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 250,000 300,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ N/A $ 245,348 $ 615,060
Shares Issued and Outstanding .............................................................. 15,597 19,949
Net Asset Value per share ...................................................................
$ 15 .73 $ 30 .83
Class 2 : Net Assets ................................................................................ $ 214,228 N/A $ 73,952
Shares Issued and Outstanding .............................................................. 16,575 2,436
Net Asset Value per share ...................................................................
$ 12 .93 $ 30 .36
Class 3 : Net Assets ................................................................................ $ 164 N/A $ 2,060
Shares Issued and Outstanding .............................................................. 12 68
Net Asset Value per share ...................................................................
$ 13 .29 $ 30 .44

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Global Emerging
Markets Account
Government & High
Quality Bond Account
LargeCap Growth
Account I
Investment in securities--at cost ................................................................
$ 57,651 $ 142,020 $ 401,083
Investment in affiliated Funds--at cost ..........................................................
$ 854 $ 2,761 $ 12,206
Foreign currency--at cost ........................................................................
$ 32 $ – $ –
Assets
Investment in securities--at value  ................................................................ $ 65,043
(a)
$ 132,964 $ 628,181
(a)
Investment in affiliated Funds--at value ........................................................... 854 2,761 12,206
Foreign currency--at value ........................................................................ 31 – –
Cash ............................................................................................... – – 1
Deposits with counterparty ........................................................................ – 87 91
Receivables:
Dividends and interest ....................................................................... 116 354 133
Expense reimbursement from Manager ..................................................... – – 9
Foreign tax refund ........................................................................... 7 – –
Fund shares sold ............................................................................. 12 202 176
Investment securities sold ................................................................... – 474 5,835
Variation margin on futures ................................................................. – 6 –
Prepaid expenses ..................................................................................
1 – –
Total Assets   66,064 136,848 646,632
Liabilities
Accrued management and investment advisory fees .............................................. 57 48 381
Accrued directors' expenses ....................................................................... – 1 2
Accrued foreign tax ............................................................................... 180 – –
Accrued professional fees ......................................................................... – 5 4
Accrued other expenses ........................................................................... 11 2 4
Payables:
Fund shares redeemed ....................................................................... 24 34 282
Investment securities purchased ............................................................ – 25,375 723
Variation margin on futures ................................................................. – 9 5
Collateral obligation on securities loaned, at value ............................................... 317 – 21
Total Liabilities
589 25,474 1,422
Net Assets Applicable to Outstanding Shares ..................................................
$ 65,475 $ 111,374 $ 645,210
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 57,690 $ 144,266 $ 328,075
Total distributable earnings (accumulated loss) ...................................................
7,785 (32,892) 317,135
Total Net Assets
$ 65,475 $ 111,374 $ 645,210
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 65,475 $ 111,374 $ 645,210
Shares Issued and Outstanding .............................................................. 4,270 13,543 13,397
Net Asset Value per share ...................................................................
$ 15 .33 $ 8 .22 $ 48 .16
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap S&P 500
Index Account
LargeCap S&P 500
Managed Volatility
Index Account MidCap Account
Investment in securities--at cost ................................................................
$ 1,190,813 $ 67,059 $ 429,256
Investment in affiliated Funds--at cost ..........................................................
$ 85,468 $ 10,999 $ 1,386
Assets
Investment in securities--at value  ................................................................ $ 2,557,855 $ 137,306 $ 694,250
(a)
Investment in affiliated Funds--at value ........................................................... 85,468 10,999 1,386
Cash ............................................................................................... 15 16 –
Receivables:
Dividends and interest ....................................................................... 1,805 123 75
Fund shares sold ............................................................................. 32 – 143
Investment securities sold ................................................................... – – 173
Total Assets   2,645,175 148,444 696,027
Liabilities
Accrued management and investment advisory fees .............................................. 462 46 318
Accrued distribution fees .......................................................................... 15 – 11
Accrued directors' expenses ....................................................................... 12 1 3
Accrued professional fees ......................................................................... 4 4 3
Accrued other expenses ........................................................................... 14 3 2
Cash overdraft ..................................................................................... – – 9
Payables:
Fund shares redeemed ....................................................................... 10,433 275 698
Investment securities purchased ............................................................ – – 568
Options and swaptions contracts written  (premiums received $ 0 , $ 286 and $ 0 ) ........... – 166 –
Variation margin on futures ................................................................. 329 14 –
Collateral obligation on securities loaned, at value ............................................... – – 23
Total Liabilities
11,269 509 1,635
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,633,906 $ 147,935 $ 694,392
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 826,227 $ 54,001 $ 349,201
Total distributable earnings (accumulated loss) ...................................................
1,807,679 93,934 345,191
Total Net Assets
$ 2,633,906 $ 147,935 $ 694,392
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 300,000 100,000 105,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 2,564,595 $ 147,935 $ 645,646
Shares Issued and Outstanding .............................................................. 102,232 8,580 9,328
Net Asset Value per share ...................................................................
$ 25 .09 $ 17 .24 $ 69 .22
Class 2 : Net Assets ................................................................................ $ 69,311 N/A $ 48,746
Shares Issued and Outstanding .............................................................. 2,825 717
Net Asset Value per share ...................................................................
$ 24 .54 $ 67 .94
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Principal Capital
Appreciation Account
Principal LifeTime 2020
Account
Principal LifeTime 2030
Account
Investment in securities--at cost ................................................................
$ 102,586 $ – $ –
Investment in affiliated Funds--at cost ..........................................................
$ 4,286 $ 143,050 $ 282,946
Assets
Investment in securities--at value  ................................................................ $ 217,939 $ – $ –
Investment in affiliated Funds--at value ........................................................... 4,286 145,437 296,721
Cash ............................................................................................... 33 – –
Receivables:
Dividends and interest ....................................................................... 114 259 376
Fund shares sold ............................................................................. 38 49 296
Total Assets   222,410 145,745 297,393
Liabilities
Accrued management and investment advisory fees .............................................. 120 – –
Accrued distribution fees .......................................................................... 16 – –
Accrued custodian fees ............................................................................ – 1 1
Accrued directors' expenses ....................................................................... 1 1 1
Accrued professional fees ......................................................................... 4 4 4
Accrued other expenses ........................................................................... 1 – –
Payables:
Fund shares redeemed ....................................................................... 555 33 36
Investment securities purchased ............................................................ 113 274 636
Total Liabilities
810 313 678
Net Assets Applicable to Outstanding Shares ..................................................
$ 221,600 $ 145,432 $ 296,715
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 87,281 $ 133,398 $ 261,189
Total distributable earnings (accumulated loss) ...................................................
134,319 12,034 35,526
Total Net Assets
$ 221,600 $ 145,432 $ 296,715
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 144,682 $ 145,432 $ 296,715
Shares Issued and Outstanding .............................................................. 3,386 11,281 21,682
Net Asset Value per share ...................................................................
$ 42 .72 $ 12 .89 $ 13 .68
Class 2 : Net Assets ................................................................................ $ 76,918 N/A N/A
Shares Issued and Outstanding .............................................................. 1,843
Net Asset Value per share ...................................................................
$ 41 .74

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime 2040
Account
Principal LifeTime 2050
Account
Principal LifeTime 2060
Account
Investment in affiliated Funds--at cost ..........................................................
$ 162,278 $ 74,589 $ 27,968
Assets
Investment in affiliated Funds--at value ........................................................... $ 175,513 $ 82,363 $ 29,548
Receivables:
Dividends and interest ....................................................................... 124 14 4
Fund shares sold ............................................................................. 66 45 1
Investment securities sold ................................................................... – – 130
Total Assets   175,703 82,422 29,683
Liabilities
Accrued directors' expenses ....................................................................... 1 – –
Accrued professional fees ......................................................................... 4 4 4
Payables:
Fund shares redeemed ....................................................................... 47 1 131
Investment securities purchased ............................................................ 143 58 4
Total Liabilities
195 63 139
Net Assets Applicable to Outstanding Shares ..................................................
$ 175,508 $ 82,359 $ 29,544
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 148,311 $ 67,570 $ 25,677
Total distributable earnings (accumulated loss) ...................................................
27,197 14,789 3,867
Total Net Assets
$ 175,508 $ 82,359 $ 29,544
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 100,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 175,508 $ 82,359 $ 29,544
Shares Issued and Outstanding .............................................................. 9,768 4,646 1,710
Net Asset Value per share ...................................................................
$ 17 .97 $ 17 .73 $ 17 .28

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Strategic Income
Account
Real Estate Securities
Account
SAM Balanced
Portfolio
Investment in securities--at cost ................................................................
$ – $ 239,656 $ –
Investment in affiliated Funds--at cost ..........................................................
$ 55,374 $ 6,031 $ 480,740
Assets
Investment in securities--at value  ................................................................ $ – $ 249,050 $ –
Investment in affiliated Funds--at value ........................................................... 53,523 6,031 585,148
Receivables:
Dividends and interest ....................................................................... 107 1,209 439
Fund shares sold ............................................................................. 24 127 110
Investment securities sold ................................................................... 3 – 378
Total Assets   53,657 256,417 586,075
Liabilities
Accrued management and investment advisory fees .............................................. – 149 116
Accrued distribution fees .......................................................................... – 16 32
Accrued directors' expenses ....................................................................... – 1 3
Accrued professional fees ......................................................................... 2 4 4
Accrued other expenses ........................................................................... – 1 –
Payables:
Fund shares redeemed ....................................................................... 27 185 487
Investment securities purchased ............................................................ 107 712 426
Total Liabilities
136 1,068 1,068
Net Assets Applicable to Outstanding Shares ..................................................
$ 53,521 $ 255,349 $ 585,007
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 52,448 $ 233,376 $ 432,403
Total distributable earnings (accumulated loss) ...................................................
1,073 21,973 152,604
Total Net Assets
$ 53,521 $ 255,349 $ 585,007
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 100,000 300,000 300,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 53,521 $ 155,499 $ 435,292
Shares Issued and Outstanding .............................................................. 4,679 8,551 28,629
Net Asset Value per share ...................................................................
$ 11 .44 $ 18 .18 $ 15 .20
Class 2 : Net Assets ................................................................................ N/A $ 99,850 $ 149,715
Shares Issued and Outstanding .............................................................. 5,481 10,033
Net Asset Value per share ...................................................................
$ 18 .22 $ 14 .92

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
Investment in affiliated Funds--at cost ..........................................................
$ 144,616 $ 312,814 $ 121,357
Assets
Investment in affiliated Funds--at value ........................................................... $ 163,405 $ 408,522 $ 127,271
Receivables:
Dividends and interest ....................................................................... 191 136 166
Fund shares sold ............................................................................. 2 123 636
Investment securities sold ................................................................... 198 – –
Total Assets   163,796 408,781 128,073
Liabilities
Accrued management and investment advisory fees .............................................. 32 80 25
Accrued distribution fees .......................................................................... 7 42 7
Accrued directors' expenses ....................................................................... 1 2 1
Accrued professional fees ......................................................................... 4 4 4
Payables:
Fund shares redeemed ....................................................................... 200 56 37
Investment securities purchased ............................................................ 185 190 761
Total Liabilities
429 374 835
Net Assets Applicable to Outstanding Shares ..................................................
$ 163,367 $ 408,407 $ 127,238
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 139,667 $ 280,710 $ 124,926
Total distributable earnings (accumulated loss) ...................................................
23,700 127,697 2,312
Total Net Assets
$ 163,367 $ 408,407 $ 127,238
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 131,291 $ 213,465 $ 93,732
Shares Issued and Outstanding .............................................................. 11,180 9,580 8,421
Net Asset Value per share ...................................................................
$ 11 .74 $ 22 .28 $ 11 .13
Class 2 : Net Assets ................................................................................ $ 32,076 $ 194,942 $ 33,506
Shares Issued and Outstanding .............................................................. 2,783 8,940 3,055
Net Asset Value per share ...................................................................
$ 11 .53 $ 21 .80 $ 10 .97

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Strategic Growth
Portfolio
Short-Term Income
Account SmallCap Account
Investment in securities--at cost ................................................................
$ – $ 127,916 $ 136,285
Investment in affiliated Funds--at cost ..........................................................
$ 345,329 $ 8,662 $ 494
Assets
Investment in securities--at value  ................................................................ $ – $ 126,746
(a)
$ 171,092
(a)
Investment in affiliated Funds--at value ........................................................... 450,792 8,662 494
Cash ............................................................................................... – 1 –
Deposits with counterparty ........................................................................ – 130 –
Receivables:
Dividends and interest ....................................................................... 10 924 154
Fund shares sold ............................................................................. 32 59 100
Investment securities sold ................................................................... 22 – –
Total Assets   450,856 136,522 171,840
Liabilities
Accrued management and investment advisory fees .............................................. 89 46 126
Accrued distribution fees .......................................................................... 49 – 2
Accrued directors' expenses ....................................................................... 2 1 1
Accrued professional fees ......................................................................... 4 5 5
Accrued other expenses ........................................................................... – 1 1
Payables:
Fund shares redeemed ....................................................................... 54 225 110
Investment securities purchased ............................................................ – 287 –
Variation margin on futures ................................................................. – 9 –
Collateral obligation on securities loaned, at value ............................................... – 2,077 236
Total Liabilities
198 2,651 481
Net Assets Applicable to Outstanding Shares ..................................................
$ 450,658 $ 133,871 $ 171,359
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 308,575 $ 131,865 $ 127,530
Total distributable earnings (accumulated loss) ...................................................
142,083 2,006 43,829
Total Net Assets
$ 450,658 $ 133,871 $ 171,359
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 400,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 225,322 $ 133,871 $ 162,112
Shares Issued and Outstanding .............................................................. 8,507 52,642 10,335
Net Asset Value per share ...................................................................
$ 26 .49 $ 2 .54 $ 15 .69
Class 2 : Net Assets ................................................................................ $ 225,336 N/A $ 9,247
Shares Issued and Outstanding .............................................................. 8,686 595
Net Asset Value per share ...................................................................
$ 25 .94 $ 15 .54
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
U.S. LargeCap Buffer
April Account
U.S. LargeCap Buffer
January Account
U.S. LargeCap Buffer
July Account
Investment in securities--at cost ................................................................
$ 36,629 $ 27,284 $ 42,955
Investment in affiliated Funds--at cost ..........................................................
$ 124 $ – $ 871
Assets
Investment in securities--at value  ................................................................ $ 39,922 $ 29,609 $ 45,000
Investment in affiliated Funds--at value ........................................................... 124 – 871
Cash ............................................................................................... – 9,637 –
Receivables:
Dividends and interest ....................................................................... 13 6 15
Expense reimbursement from Manager ..................................................... 1 1 –
Fund shares sold ............................................................................. – 39,719 –
Investment securities sold ................................................................... – 6,009 134
Total Assets   40,060 84,981 46,020
Liabilities
Accrued management and investment advisory fees .............................................. 24 11 27
Accrued distribution fees .......................................................................... 9 4 10
Accrued professional fees ......................................................................... 5 4 4
Payables:
Fund shares redeemed ....................................................................... 1,373 – 5,274
Interfund borrowing ......................................................................... – – 960
Investment securities purchased ............................................................ 94 15,642 18
Options and swaptions contracts written  (premiums received $ 1,128 , $ 1,036 and $ 1,165 ) 611 1,051 834
Total Liabilities
2,116 16,712 7,127
Net Assets Applicable to Outstanding Shares ..................................................
$ 37,944 $ 68,269 $ 38,893
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 33,513 $ 59,372 $ 30,238
Total distributable earnings (accumulated loss) ...................................................
4,431 8,897 8,655
Total Net Assets
$ 37,944 $ 68,269 $ 38,893
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 200,000
Net Asset Value Per Share:
Class 2 : Net Assets ................................................................................ $ 37,944 $ 68,269 $ 38,893
Shares Issued and Outstanding .............................................................. 3,631 5,745 2,852
Net Asset Value per share ...................................................................
$ 10 .45 $ 11 .87 $ 13 .64

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
U.S. LargeCap Buffer
October Account
Investment in securities--at cost ............................................................................................................................
$ 91,959
Investment in affiliated Funds--at cost ......................................................................................................................
$ 7,529
Assets
Investment in securities--at value  ............................................................................................................................ $ 95,005
Investment in affiliated Funds--at value ....................................................................................................................... 7,529
Receivables:
Dividends and interest ................................................................................................................................... 33
Investment securities sold ............................................................................................................................... 1,354
Total Assets   103,921
Liabilities
Accrued management and investment advisory fees .......................................................................................................... 59
Accrued distribution fees ...................................................................................................................................... 21
Accrued professional fees ..................................................................................................................................... 4
Payables:
Fund shares redeemed ................................................................................................................................... 32,509
Interfund borrowing ..................................................................................................................................... 8,605
Investment securities purchased ........................................................................................................................ 250
Options and swaptions contracts written  (premiums received $ 3,547 ) ................................................................................. 2,632
Total Liabilities
44,080
Net Assets Applicable to Outstanding Shares ..............................................................................................................
$ 59,841
Net Assets Consist of:
Capital shares and additional paid-in-capital ................................................................................................................. $ 51,953
Total distributable earnings (accumulated loss) ...............................................................................................................
7,888
Total Net Assets
$ 59,841
Capital Stock (par value: $.01 per share):
Shares authorized .............................................................................................................................................. 200,000
Net Asset Value Per Share:
Class 2 : Net Assets ............................................................................................................................................ $ 59,841
Shares Issued and Outstanding .......................................................................................................................... 4,308
Net Asset Value per share ...............................................................................................................................
$ 13 .89

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2024

See accompanying notes.
Amounts in thousands Blue Chip Account
Bond Market Index
Account
Core Plus Bond
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 7 $ 2,278 $ 325
Dividends ............................................................................................... 127 271 –
Withholding tax ........................................................................................ (1) – –
Interest .................................................................................................. – 80,947 9,373
Securities lending - net .................................................................................
– 121 29
Total Income 133 83,617 9,727
Expenses:
Management and investment advisory fees ............................................................ 125 3,283 972
Distribution f ees - Class 3 .............................................................................. 52 N/A N/A
Administrative service fees - Class 3 .................................................................. 31 N/A N/A
Chief compliance officer expenses ..................................................................... – 2 –
Custodian fees .......................................................................................... 2 43 12
Directors' expenses ..................................................................................... 3 50 7
Professional fees ....................................................................................... 7 9 7
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... – 14 1
Total Gross Expenses 221 3,402 1,000
Less: Reimbursement from Manager - Class 3 ........................................................ 3 N/A N/A
Total Net Expenses 218 3,402 1,000
Net Investment Income (Loss) (85) 80,215 8,727
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................................ 566 (50,594) (4,473)
Futures contracts ....................................................................................... – – (1,476)
Swap agreements ....................................................................................... – – (634)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 3,330 (132) 1,465
Futures contracts ....................................................................................... – – (1,632)
Swap agreements ....................................................................................... – – 76
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements 3,896 (50,726) (6,674)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 3,811 $ 29,489 $ 2,053

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2024

See accompanying notes.
Amounts in thousands
Diversified Balanced
Account
Diversified Balanced
Adaptive Allocation
Account
(a)
Diversified Balanced
Strategic Allocation
Account
(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 17,076 $ 5,536 $ 3,120
Dividends ............................................................................................... – 674 –
Total Income 17,076 6,210 3,120
Expenses:
Management and investment advisory fees ............................................................ 348 293 63
Distribution f ees - Class 2 .............................................................................. 1,647 611 316
Distribution f ees - Class 3 .............................................................................. 6 – –
Administrative service fees - Class 3 .................................................................. 3 – –
Chief compliance officer expenses ..................................................................... 1 – –
Custodian fees .......................................................................................... – 1 –
Directors' expenses ..................................................................................... 17 7 5
Professional fees ....................................................................................... 4 4 4
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 2 4 1
Total Expenses 2,029 921 390
Net Investment Income (Loss) 15,047 5,289 2,730
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ 1 12,286 –
Investment transactions in affiliated Funds ............................................................ 55,238 990 4,203
Capital gain distributions received from affiliated Funds .............................................. 18,426 3,827 5,090
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – (4,486) –
Investments in affiliated Funds ......................................................................... (23,113) 2,189 (1,075)
Net Realized and Unrealized Gain (Loss) on investments 50,552 14,806 8,218
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 65,599 $ 20,095 $ 10,948
(a)
Effective May 1, 2024, Diversified Balanced Volatility Control Account changed its name to Diversified Balanced Adaptive Allocation Account.
(b)
Effective May 1, 2024, Diversified Balanced Managed Volatility Account changed its name to Diversified Balanced Strategic Allocation Account.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2024

See accompanying notes.
Amounts in thousands
Diversified Growth
Account
Diversified Growth
Adaptive Allocation
Account
(a)
Diversified Growth
Strategic Allocation
Account
(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 62,663 $ 33,404 $ 6,233
Dividends ............................................................................................... – 4,267 –
Interest .................................................................................................. – 3 –
Total Income 62,663 37,674 6,233
Expenses:
Management and investment advisory fees ............................................................ 1,420 1,841 137
Distribution f ees - Class 2 .............................................................................. 7,103 3,835 683
Distribution f ees - Class 3 .............................................................................. 2 – –
Administrative service fees - Class 3 .................................................................. 1 – –
Chief compliance officer expenses ..................................................................... 2 1 –
Custodian fees .......................................................................................... – 3 –
Directors' expenses ..................................................................................... 60 34 8
Professional fees ....................................................................................... 4 4 4
Technology fees ........................................................................................ 2 1 1
Other expenses ......................................................................................... 10 20 1
Total Expenses 8,604 5,739 834
Net Investment Income (Loss) 54,059 31,935 5,399
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ – 67,238 –
Investment transactions in affiliated Funds ............................................................ 317,503 2,588 12,568
Futures contracts ....................................................................................... – (423) –
Capital gain distributions received from affiliated Funds .............................................. 93,011 36,946 13,967
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – (23,532) –
Investments in affiliated Funds ......................................................................... (123,795) 41,753 (2,170)
Net Realized and Unrealized Gain (Loss) on investments and futures 286,719 124,570 24,365
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 340,778 $ 156,505 $ 29,764
(a)
Effective May 1, 2024, Diversified Growth Volatility Control Account changed its name to Diversified Growth Adaptive Allocation Account.
(b)
Effective May 1, 2024, Diversified Growth Managed Volatility Account changed its name to Diversified Growth Strategic Allocation Account.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2024

See accompanying notes.
Amounts in thousands
Diversified Income
Account
Diversified
International
Account
Equity Income
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 6,283 $ 72 $ 630
Dividends ............................................................................................... – 6,744 16,036
Withholding tax ........................................................................................ – (503) (265)
Interest .................................................................................................. – 1 6
Securities lending - net .................................................................................
– 6 27
Total Income 6,283 6,320 16,434
Expenses:
Management and investment advisory fees ............................................................ 118 2,127 3,290
Distribution f ees - Class 2 .............................................................................. 591 N/A 177
Distribution f ees - Class 3 .............................................................................. – N/A 4
Administrative service fees - Class 3 .................................................................. – N/A 3
Custodian fees .......................................................................................... – 50 14
Directors' expenses ..................................................................................... 7 8 17
Professional fees ....................................................................................... 4 34 5
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 1 8 2
Total Expenses 722 2,228 3,513
Net Investment Income (Loss) 5,561 4,092 12,921
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 0 , $ (235) and $ 0 , respectively) .................... – 21,476 72,860
Investment transactions in affiliated Funds ............................................................ 8,002 – –
Foreign currency transactions .......................................................................... – (69) –
Capital gain distributions received from affiliated Funds .............................................. 4,554 – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ 207 and $ 0 , respectively) ................................... – (12,883) 14,740
Investments in affiliated Funds ......................................................................... (1,769) – –
Translation of assets and liabilities in foreign currencies .............................................. – (33) –
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies 10,787 8,491 87,600
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 16,348 $ 12,583 $ 100,521

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2024

See accompanying notes.
Amounts in thousands
Global Emerging
Markets Account
Government &
High Quality Bond
Account
LargeCap Growth
Account I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 47 $ 150 $ 720
Dividends ............................................................................................... 1,745 – 2,882
Withholding tax ........................................................................................ (173) – (17)
Interest .................................................................................................. 2 4,358 15
Securities lending - net .................................................................................
1 – –
Total Income 1,622 4,508 3,600
Expenses:
Management and investment advisory fees ............................................................ 689 583 4,284
Chief compliance officer expenses ..................................................................... – – 1
Custodian fees .......................................................................................... 46 9 14
Directors' expenses ..................................................................................... 4 5 15
Professional fees ....................................................................................... 39 7 5
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 4 – 2
Total Gross Expenses 783 605 4,322
Less: Reimbursement from Manager .................................................................. – – 101
Total Net Expenses 783 605 4,221
Net Investment Income (Loss) 839 3,903 (621)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ (474) , $ 0 and $ 0 , respectively) .................... 3,981 (3,221) 103,347
Foreign currency transactions .......................................................................... (55) – –
Futures contracts ....................................................................................... – (161) 661
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 195 , $ 0 and $ 0 , respectively) ................................... (310) 768 36,865
Futures contracts ....................................................................................... – (464) (170)
Translation of assets and liabilities in foreign currencies .............................................. (3) – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 3,613 (3,078) 140,703
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 4,452 $ 825 $ 140,082

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2024

See accompanying notes.
Amounts in thousands
LargeCap S&P 500
Index Account
LargeCap S&P 500
Managed Volatility
Index Account MidCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 2,180 $ 500 $ 86
Dividends ............................................................................................... 37,413 2,136 5,590
Withholding tax ........................................................................................ (9) – (187)
Interest .................................................................................................. 8 4 1
Securities lending - net .................................................................................
– – 1
Total Income 39,592 2,640 5,491
Expenses:
Management and investment advisory fees ............................................................ 5,589 587 3,441
Distribution f ees - Class 2 .............................................................................. 155 N/A 115
Chief compliance officer expenses ..................................................................... 2 – –
Custodian fees .......................................................................................... 27 10 9
Directors' expenses ..................................................................................... 59 6 16
Professional fees ....................................................................................... 5 5 5
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 59 2 3
Total Expenses 5,897 611 3,590
Net Investment Income (Loss) 33,695 2,029 1,901
Net Realized and Unrealized Gain (Loss) on investments, futures and options and swaptions
Net realized gain (loss) from:
Investment transactions ................................................................................ 517,491 34,447 87,732
Futures contracts ....................................................................................... 10,565 532 –
Options and swaptions ................................................................................. – 3,504 –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 61,791 (6,024) 28,524
Futures contracts ....................................................................................... (1,321) (64) –
Options and swaptions ................................................................................. – 2 –
Net Realized and Unrealized Gain (Loss) on investments, futures and options and swaptions 588,526 32,397 116,256
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 622,221 $ 34,426 $ 118,157

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2024

See accompanying notes.
Amounts in thousands
Principal Capital
Appreciation
Account
Principal LifeTime
2020 Account
Principal LifeTime
2030 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 130 $ 4,197 $ 7,340
Dividends ............................................................................................... 2,360 – –
Withholding tax ........................................................................................ (16) – –
Total Income 2,474 4,197 7,340
Expenses:
Management and investment advisory fees ............................................................ 1,278 N/A N/A
Distribution f ees - Class 2 .............................................................................. 153 N/A N/A
Custodian fees .......................................................................................... 2 – –
Directors' expenses ..................................................................................... 7 6 9
Professional fees ....................................................................................... 5 4 4
Technology fees ........................................................................................ 1 1 1
Total Expenses 1,446 11 14
Net Investment Income (Loss) 1,028 4,186 7,326
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ 20,999 – –
Investment transactions in affiliated Funds ............................................................ – 3,424 6,467
Capital gain distributions received from affiliated Funds .............................................. – 3,683 10,397
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 23,672 – –
Investments in affiliated Funds ......................................................................... – (711) 822
Net Realized and Unrealized Gain (Loss) on investments 44,671 6,396 17,686
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 45,699 $ 10,582 $ 25,012

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2024

See accompanying notes.
Amounts in thousands
Principal LifeTime
2040 Account
Principal LifeTime
2050 Account
Principal LifeTime
2060 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 3,322 $ 1,265 $ 439
Total Income 3,322 1,265 439
Expenses:
Directors' expenses ..................................................................................... 6 4 3
Professional fees ....................................................................................... 5 4 4
Technology fees ........................................................................................ 1 2 2
Total Expenses 12 10 9
Net Investment Income (Loss) 3,310 1,255 430
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 3,309 1,591 402
Capital gain distributions received from affiliated Funds .............................................. 8,381 4,724 1,635
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 2,339 2,020 465
Net Realized and Unrealized Gain (Loss) on investments 14,029 8,335 2,502
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 17,339 $ 9,590 $ 2,932

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2024

See accompanying notes.
Amounts in thousands
Principal LifeTime
Strategic Income
Account
Real Estate
Securities Account
SAM Balanced
Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,637 $ 74 $ 14,731
Dividends ............................................................................................... – 5,026 –
Interest .................................................................................................. – 1 –
Total Income 1,637 5,101 14,731
Expenses:
Management and investment advisory fees ............................................................ N/A 1,212 1,371
Distribution f ees - Class 2 .............................................................................. N/A 40 368
Custodian fees .......................................................................................... – 3 1
Directors' expenses ..................................................................................... 3 5 15
Professional fees ....................................................................................... 6 5 5
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... – 3 2
Total Expenses 10 1,269 1,763
Net Investment Income (Loss) 1,627 3,832 12,968
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ – 9,012 –
Investment transactions in affiliated Funds ............................................................ 322 – 31,505
Capital gain distributions received from affiliated Funds .............................................. 1,114 – 14,010
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – (9,966) –
Investments in affiliated Funds ......................................................................... 335 – 12,560
Net Realized and Unrealized Gain (Loss) on investments 1,771 (954) 58,075
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 3,398 $ 2,878 $ 71,043

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2024

See accompanying notes.
Amounts in thousands
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible
Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 4,892 $ 8,061 $ 4,494
Total Income 4,892 8,061 4,494
Expenses:
Management and investment advisory fees ............................................................ 381 932 305
Distribution f ees - Class 2 .............................................................................. 81 478 89
Custodian fees .......................................................................................... – 1 –
Directors' expenses ..................................................................................... 6 11 5
Professional fees ....................................................................................... 5 5 5
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 1 2 –
Total Expenses 475 1,430 405
Net Investment Income (Loss) 4,417 6,631 4,089
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 4,088 23,800 1,969
Capital gain distributions received from affiliated Funds .............................................. 1,914 12,447 972
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 3,733 14,369 1,632
Net Realized and Unrealized Gain (Loss) on investments 9,735 50,616 4,573
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 14,152 $ 57,247 $ 8,662

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2024

See accompanying notes.
Amounts in thousands
SAM Strategic
Growth Portfolio
Short-Term Income
Account SmallCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 7,448 $ 223 $ 76
Dividends ............................................................................................... – – 2,168
Withholding tax ........................................................................................ – (2) (17)
Interest .................................................................................................. – 5,878 –
Securities lending - net .................................................................................
– 12 3
Total Income 7,448 6,111 2,230
Expenses:
Management and investment advisory fees ............................................................ 1,001 552 1,461
Distribution f ees - Class 2 .............................................................................. 539 N/A 24
Custodian fees .......................................................................................... 1 4 4
Directors' expenses ..................................................................................... 11 5 6
Professional fees ....................................................................................... 5 7 7
Technology fees ........................................................................................ 2 1 1
Other expenses ......................................................................................... 2 1 1
Total Expenses 1,561 570 1,504
Net Investment Income (Loss) 5,887 5,541 726
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ – (74) 9,322
Investment transactions in affiliated Funds ............................................................ 21,276 – –
Futures contracts ....................................................................................... – (96) –
Capital gain distributions received from affiliated Funds .............................................. 16,469 – –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – 1,757 1,889
Investments in affiliated Funds ......................................................................... 23,552 – –
Futures contracts ....................................................................................... – (337) –
Net Realized and Unrealized Gain (Loss) on investments and futures 61,297 1,250 11,211
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 67,184 $ 6,791 $ 11,937

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2024

See accompanying notes.
Amounts in thousands
U.S. LargeCap
Buffer April Account
U.S. LargeCap
Buffer January
Account
U.S. LargeCap
Buffer July Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 32 $ 21 $ 12
Dividends ............................................................................................... 663 434 648
Total Income 695 455 660
Expenses:
Management and investment advisory fees ............................................................ 380 244 366
Distribution f ees - Class 2 .............................................................................. 138 88 133
Custodian fees .......................................................................................... 1 1 1
Directors' expenses ..................................................................................... 3 3 3
Professional fees ....................................................................................... 6 6 4
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 3 5 4
Total Gross Expenses 532 348 512
Less: Reimbursement from Manager - Class 2 ........................................................ 6 8 4
Total Net Expenses 526 340 508
Net Investment Income (Loss) 169 115 152
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions
Net realized gain (loss) from:
Investment transactions ................................................................................ 6,665 6,586 9,385
Options and swaptions ................................................................................. 499 (21) 804
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 1,283 729 (1,080)
Options and swaptions ................................................................................. 160 (18) (794)
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions 8,607 7,276 8,315
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 8,776 $ 7,391 $ 8,467

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2024

See accompanying notes.
Amounts in thousands
U.S. LargeCap
Buffer October
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................................................................................ $ 15
Dividends ................................................................................................................................................... 481
Total Income 496
Expenses:
Management and investment advisory fees ................................................................................................................ 269
Distribution f ees - Class 2 .................................................................................................................................. 97
Custodian fees .............................................................................................................................................. 1
Directors' expenses ......................................................................................................................................... 3
Professional fees ........................................................................................................................................... 5
Technology fees ............................................................................................................................................ 1
Other expenses ............................................................................................................................................. 2
Total Gross Expenses 378
Less: Reimbursement from Manager - Class 2 ............................................................................................................ 6
Total Net Expenses 372
Net Investment Income (Loss) 124
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions
Net realized gain (loss) from:
Investment transactions .................................................................................................................................... 4,241
Options and swaptions ..................................................................................................................................... (342)
Net change in unrealized appreciation/(depreciation) of:
Investments ................................................................................................................................................. 256
Options and swaptions ..................................................................................................................................... 819
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions 4,974
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 5,098

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Blue Chip Account
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ (85) $ (9)
Net realized gain (loss) on investments ...................................................................................................... 566 (82)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
3,330 4,092
Net Increase (Decrease) in Net Assets Resulting from Operations 3,811 4,001
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – –
Total Dividends and Distributions – –
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
3,626 3,516
Total Increase (Decrease) in Net Assets 7,437 7,517
Net Assets
Beginning of period ..........................................................................................................................
16,196 8,679
End of period ................................................................................................................................
$ 23,633 $ 16,196
Class 3
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 6,681
Redeemed ..........................................................................................................
(3,055)
Net Increase (Decrease)
$ 3,626
Shares:
Sold .............................................................................................................. 491
Redeemed ..........................................................................................................
(219)
Net Increase (Decrease)
272
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 5,469
Redeemed ..........................................................................................................
(1,953)
Net Increase (Decrease)
$ 3,516
Shares:
Sold .............................................................................................................. 524
Redeemed ..........................................................................................................
(186)
Net Increase (Decrease)
338
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Bond Market Index Account
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 80,215 $ 72,405
Net realized gain (loss) on investments ...................................................................................................... (50,594) (30,493)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(132) 82,124
Net Increase (Decrease) in Net Assets Resulting from Operations 29,489 124,036
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (71,809) (57,065)
Total Dividends and Distributions (71,809) (57,065)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(237,675) 83,237
Total Increase (Decrease) in Net Assets (279,995) 150,208
Net Assets
Beginning of period ..........................................................................................................................
2,440,279 2,290,071
End of period ................................................................................................................................
$ 2,160,284 $ 2,440,279
Class 1
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 339,696
Reinvested ......................................................................................................... 71,809
Redeemed ..........................................................................................................
(649,180)
Net Increase (Decrease)
$ (237,675)
Shares:
Sold .............................................................................................................. 36,541
Reinvested ......................................................................................................... 7,527
Redeemed ..........................................................................................................
(69,268)
Net Increase (Decrease)
(25,200)
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 447,044
Reinvested ......................................................................................................... 57,065
Redeemed ..........................................................................................................
(420,872)
Net Increase (Decrease)
$ 83,237
Shares:
Sold .............................................................................................................. 48,042
Reinvested ......................................................................................................... 6,355
Redeemed ..........................................................................................................
(45,699)
Net Increase (Decrease)
8,698
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (71,809)
Total Dividends and Distributions
$ (71,809)
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (57,065)
Total Dividends and Distributions
$ (57,065)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Core Plus Bond Account
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 8,727 $ 6,885
Net realized gain (loss) on investments , futures and swap agreements ...................................................................... (6,583) (10,823)
Net change in unrealized appreciation/(depreciation) of investments , futures and swap agreements .......................................
(91) 14,069
Net Increase (Decrease) in Net Assets Resulting from Operations 2,053 10,131
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (6,636) (5,692)
Total Dividends and Distributions (6,636) (5,692)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
9,935 7,809
Total Increase (Decrease) in Net Assets 5,352 12,248
Net Assets
Beginning of period ..........................................................................................................................
199,271 187,023
End of period ................................................................................................................................
$ 204,623 $ 199,271
Class 1
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 35,483
Reinvested ......................................................................................................... 6,636
Redeemed ..........................................................................................................
(32,184)
Net Increase (Decrease)
$ 9,935
Shares:
Sold .............................................................................................................. 3,717
Reinvested ......................................................................................................... 678
Redeemed ..........................................................................................................
(3,359)
Net Increase (Decrease)
1,036
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 28,224
Reinvested ......................................................................................................... 5,692
Redeemed ..........................................................................................................
(26,107)
Net Increase (Decrease)
$ 7,809
Shares:
Sold .............................................................................................................. 2,963
Reinvested ......................................................................................................... 621
Redeemed ..........................................................................................................
(2,754)
Net Increase (Decrease)
830
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (6,636)
Total Dividends and Distributions
$ (6,636)
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (5,692)
Total Dividends and Distributions
$ (5,692)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified Balanced Account
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 15,047 $ 12,592
Net realized gain (loss) on investments ...................................................................................................... 73,665 26,321
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(23,113) 57,130
Net Increase (Decrease) in Net Assets Resulting from Operations 65,599 96,043
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (33,327) (58,626)
Total Dividends and Distributions (33,327) (58,626)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(147,231) (49,142)
Total Increase (Decrease) in Net Assets (114,959) (11,725)
Net Assets
Beginning of period ..........................................................................................................................
737,190 748,915
End of period ................................................................................................................................
$ 622,231 $ 737,190
Class 1 Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold ......................................................................................... $ 1,470 $ 5,208 $ 416
Reinvested .................................................................................... 1,798 31,410 119
Redeemed .....................................................................................
(4,277) (183,131) (244)
Net Increase (Decrease)
$ (1,009) $ (146,513) $ 291
Shares:
Sold ......................................................................................... 100 352 28
Reinvested .................................................................................... 121 2,112 8
Redeemed .....................................................................................
(289) (12,284) (17)
Net Increase (Decrease)
(68) (9,820) 19
Year Ended December 31, 2023
Dollars:
Sold ......................................................................................... $ 1,347 $ 7,489 $ 1,577
Reinvested .................................................................................... 2,730 55,829 67
Redeemed .....................................................................................
(4,437) (113,578) (166)
Net Increase (Decrease)
$ (360) $ (50,260) $ 1,478
Shares:
Sold ......................................................................................... 95 532 113
Reinvested .................................................................................... 204 4,157 5
Redeemed .....................................................................................
(316) (8,116) (13)
Net Increase (Decrease)
(17) (3,427) 105
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments ............................................. $ (1,798) $ (31,410) $ (119)
Total Dividends and Distributions
$ (1,798) $ (31,410) $ (119)
Year Ended December 31, 2023
From net investment income and net realized gain on investments ............................................. $ (2,730) $ (55,829) $ (67)
Total Dividends and Distributions
$ (2,730) $ (55,829) $ (67)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Diversified Balanced Adaptive Allocation
Account
(a)
Year Ended
December 31,
2024
(a)
Year Ended
December 31,
2023
(a)
Operations
Net investment income (loss) ................................................................................................................ $ 5,289 $ 3,915
Net realized gain (loss) on investments ...................................................................................................... 17,103 3,084
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(2,297) 20,450
Net Increase (Decrease) in Net Assets Resulting from Operations 20,095 27,449
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (6,924) (4,720)
Total Dividends and Distributions (6,924) (4,720)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(19,577) 11,363
Total Increase (Decrease) in Net Assets (6,406) 34,092
Net Assets
Beginning of period ..........................................................................................................................
241,322 207,230
End of period ................................................................................................................................
$ 234,916 $ 241,322
Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 6,292 –
Reinvested .............................................................................................. 6,924 –
Redeemed ...............................................................................................
(32,793) –
Net Increase (Decrease)
$ (19,577) –
Shares:
Sold ................................................................................................... 517 –
Reinvested .............................................................................................. 563 –
Redeemed ...............................................................................................
(2,677) –
Net Increase (Decrease)
(1,597) –
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 21,379 –
Reinvested .............................................................................................. 4,720 –
Redeemed ...............................................................................................
(14,736) –
Net Increase (Decrease)
$ 11,363 –
Shares:
Sold ................................................................................................... 1,940 –
Reinvested .............................................................................................. 430 –
Redeemed ...............................................................................................
(1,339) –
Net Increase (Decrease)
1,031 –
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (6,924) $ –
Total Dividends and Distributions
$ (6,924) $ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (4,720) $ –
Total Dividends and Distributions
$ (4,720) $ –
(a)
Effective May 1, 2024, Diversified Balanced Volatility Control Account changed its name to Diversified Balanced Adaptive Allocation Account.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Diversified Balanced Strategic Allocation
Account
(a)
Year Ended
December 31,
2024
(a)
Year Ended
December 31,
2023
(a)
Operations
Net investment income (loss) ................................................................................................................ $ 2,730 $ 2,235
Net realized gain (loss) on investments ...................................................................................................... 9,293 4,457
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(1,075) 10,147
Net Increase (Decrease) in Net Assets Resulting from Operations 10,948 16,839
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (5,495) (8,395)
Total Dividends and Distributions (5,495) (8,395)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(27,049) (15,709)
Total Increase (Decrease) in Net Assets (21,596) (7,265)
Net Assets
Beginning of period ..........................................................................................................................
134,128 141,393
End of period ................................................................................................................................
$ 112,532 $ 134,128
Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 3,196 –
Reinvested .............................................................................................. 5,494 1
Redeemed ...............................................................................................
(35,740) –
Net Increase (Decrease)
$ (27,050) $ 1
Shares:
Sold ................................................................................................... 261 –
Reinvested .............................................................................................. 452 –
Redeemed ...............................................................................................
(2,936) –
Net Increase (Decrease)
(2,223) –
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 5,910 –
Reinvested .............................................................................................. 8,394 1
Redeemed ...............................................................................................
(30,014) –
Net Increase (Decrease)
$ (15,710) $ 1
Shares:
Sold ................................................................................................... 518 –
Reinvested .............................................................................................. 762 –
Redeemed ...............................................................................................
(2,645) –
Net Increase (Decrease)
(1,365) –
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (5,494) $ (1)
Total Dividends and Distributions
$ (5,494) $ (1)
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (8,394) $ (1)
Total Dividends and Distributions
$ (8,394) $ (1)
(a)
Effective May 1, 2024, Diversified Balanced Managed Volatility Account changed its name to Diversified Balanced Strategic Allocation Account.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified Growth Account
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 54,059 $ 48,753
Net realized gain (loss) on investments ...................................................................................................... 410,514 109,340
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(123,795) 310,129
Net Increase (Decrease) in Net Assets Resulting from Operations 340,778 468,222
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (134,538) (247,012)
Total Dividends and Distributions (134,538) (247,012)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(899,482) (189,911)
Total Increase (Decrease) in Net Assets (693,242) 31,299
Net Assets
Beginning of period ..........................................................................................................................
3,077,236 3,045,937
End of period ................................................................................................................................
$ 2,383,994 $ 3,077,236
Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 79,775 $ 793
Reinvested .............................................................................................. 134,479 59
Redeemed ...............................................................................................
(1,114,544) (44)
Net Increase (Decrease)
$ (900,290) $ 808
Shares:
Sold ................................................................................................... 4,326 44
Reinvested .............................................................................................. 7,341 3
Redeemed ...............................................................................................
(60,309) (2)
Net Increase (Decrease)
(48,642) 45
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 35,583 $ 47
Reinvested .............................................................................................. 246,990 22
Redeemed ...............................................................................................
(472,541) (12)
Net Increase (Decrease)
$ (189,968) $ 57
Shares:
Sold ................................................................................................... 2,104 3
Reinvested .............................................................................................. 15,190 1
Redeemed ...............................................................................................
(27,874) (1)
Net Increase (Decrease)
(10,580) 3
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (134,479) $ (59)
Total Dividends and Distributions
$ (134,479) $ (59)
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (246,990) $ (22)
Total Dividends and Distributions
$ (246,990) $ (22)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Diversified Growth Adaptive Allocation
Account
(a)
Year Ended
December 31,
2024
(a)
Year Ended
December 31,
2023
(a)
Operations
Net investment income (loss) ................................................................................................................ $ 31,935 $ 21,987
Net realized gain (loss) on investments and futures ......................................................................................... 106,349 24,269
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
18,221 142,485
Net Increase (Decrease) in Net Assets Resulting from Operations 156,505 188,741
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (48,169) (36,386)
Total Dividends and Distributions (48,169) (36,386)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
111 91,164
Total Increase (Decrease) in Net Assets 108,447 243,519
Net Assets
Beginning of period ..........................................................................................................................
1,440,350 1,196,831
End of period ................................................................................................................................
$ 1,548,797 $ 1,440,350
Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 61,654 –
Reinvested .............................................................................................. 48,169 –
Redeemed ...............................................................................................
(109,712) –
Net Increase (Decrease)
$ 111 –
Shares:
Sold ................................................................................................... 4,727 –
Reinvested .............................................................................................. 3,644 –
Redeemed ...............................................................................................
(8,285) –
Net Increase (Decrease)
86 –
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 95,241 –
Reinvested .............................................................................................. 36,386 –
Redeemed ...............................................................................................
(40,463) –
Net Increase (Decrease)
$ 91,164 –
Shares:
Sold ................................................................................................... 8,168 –
Reinvested .............................................................................................. 3,123 –
Redeemed ...............................................................................................
(3,480) –
Net Increase (Decrease)
7,811 –
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (48,169) $ –
Total Dividends and Distributions
$ (48,169) $ –
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (36,386) $ –
Total Dividends and Distributions
$ (36,386) $ –
(a)
Effective May 1, 2024, Diversified Growth Volatility Control Account changed its name to Diversified Growth Adaptive Allocation Account.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Diversified Growth Strategic Allocation
Account
(a)
Year Ended
December 31,
2024
(a)
Year Ended
December 31,
2023
(a)
Operations
Net investment income (loss) ................................................................................................................ $ 5,399 $ 4,473
Net realized gain (loss) on investments ...................................................................................................... 26,535 11,699
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(2,170) 26,072
Net Increase (Decrease) in Net Assets Resulting from Operations 29,764 42,244
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (13,836) (21,197)
Total Dividends and Distributions (13,836) (21,197)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(66,029) (20,567)
Total Increase (Decrease) in Net Assets (50,101) 480
Net Assets
Beginning of period ..........................................................................................................................
293,450 292,970
End of period ................................................................................................................................
$ 243,349 $ 293,450
Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 26,949 –
Reinvested .............................................................................................. 13,835 1
Redeemed ...............................................................................................
(106,814) –
Net Increase (Decrease)
$ (66,030) $ 1
Shares:
Sold ................................................................................................... 2,013 –
Reinvested .............................................................................................. 1,051 –
Redeemed ...............................................................................................
(8,032) –
Net Increase (Decrease)
(4,968) –
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 10,351 –
Reinvested .............................................................................................. 21,196 1
Redeemed ...............................................................................................
(52,115) –
Net Increase (Decrease)
$ (20,568) $ 1
Shares:
Sold ................................................................................................... 841 –
Reinvested .............................................................................................. 1,790 –
Redeemed ...............................................................................................
(4,250) –
Net Increase (Decrease)
(1,619) –
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (13,835) $ (1)
Total Dividends and Distributions
$ (13,835) $ (1)
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (21,196) $ (1)
Total Dividends and Distributions
$ (21,196) $ (1)
(a)
Effective May 1, 2024, Diversified Growth Managed Volatility Account changed its name to Diversified Growth Strategic Allocation Account.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified Income Account
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 5,561 $ 4,512
Net realized gain (loss) on investments ...................................................................................................... 12,556 4,965
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(1,769) 16,977
Net Increase (Decrease) in Net Assets Resulting from Operations 16,348 26,454
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (9,381) (14,450)
Total Dividends and Distributions (9,381) (14,450)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(39,628) (19,305)
Total Increase (Decrease) in Net Assets (32,661) (7,301)
Net Assets
Beginning of period ..........................................................................................................................
247,053 254,354
End of period ................................................................................................................................
$ 214,392 $ 247,053
Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 27,116 $ 74
Reinvested .............................................................................................. 9,377 4
Redeemed ...............................................................................................
(76,195) (4)
Net Increase (Decrease)
$ (39,702) $ 74
Shares:
Sold ................................................................................................... 2,098 5
Reinvested .............................................................................................. 719 –
Redeemed ...............................................................................................
(5,886) –
Net Increase (Decrease)
(3,069) 5
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 13,616 $ 27
Reinvested .............................................................................................. 14,446 4
Redeemed ...............................................................................................
(47,397) (1)
Net Increase (Decrease)
$ (19,335) $ 30
Shares:
Sold ................................................................................................... 1,109 2
Reinvested .............................................................................................. 1,215 –
Redeemed ...............................................................................................
(3,879) –
Net Increase (Decrease)
(1,555) 2
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (9,377) $ (4)
Total Dividends and Distributions
$ (9,377) $ (4)
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (14,446) $ (4)
Total Dividends and Distributions
$ (14,446) $ (4)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified International Account
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 4,092 $ 4,319
Net realized gain (loss) on investments and foreign currencies ............................................................................. 21,407 2,419
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
(12,916) 32,950
Net Increase (Decrease) in Net Assets Resulting from Operations 12,583 39,688
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (8,034) (3,137)
Total Dividends and Distributions (8,034) (3,137)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(15,276) (17,197)
Total Increase (Decrease) in Net Assets (10,727) 19,354
Net Assets
Beginning of period ..........................................................................................................................
256,075 236,721
End of period ................................................................................................................................
$ 245,348 $ 256,075
Class 1
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 16,604
Reinvested ......................................................................................................... 8,034
Redeemed ..........................................................................................................
(39,914)
Net Increase (Decrease)
$ (15,276)
Shares:
Sold .............................................................................................................. 1,014
Reinvested ......................................................................................................... 486
Redeemed ..........................................................................................................
(2,433)
Net Increase (Decrease)
(933)
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 12,389
Reinvested ......................................................................................................... 3,137
Redeemed ..........................................................................................................
(32,723)
Net Increase (Decrease)
$ (17,197)
Shares:
Sold .............................................................................................................. 849
Reinvested ......................................................................................................... 217
Redeemed ..........................................................................................................
(2,259)
Net Increase (Decrease)
(1,193)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (8,034)
Total Dividends and Distributions
$ (8,034)
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (3,137)
Total Dividends and Distributions
$ (3,137)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Equity Income Account
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 12,921 $ 15,369
Net realized gain (loss) on investments ...................................................................................................... 72,860 12,715
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
14,740 40,816
Net Increase (Decrease) in Net Assets Resulting from Operations 100,521 68,900
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (21,125) (42,875)
Total Dividends and Distributions (21,125) (42,875)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(53,326) (43,590)
Total Increase (Decrease) in Net Assets 26,070 (17,565)
Net Assets
Beginning of period ..........................................................................................................................
665,002 682,567
End of period ................................................................................................................................
$ 691,072 $ 665,002
Class 1 Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold ......................................................................................... $ 30,615 $ 5,315 $ 1,360
Reinvested .................................................................................... 19,040 2,029 56
Redeemed .....................................................................................
(104,378) (6,739) (624)
Net Increase (Decrease)
$ (54,723) $ 605 $ 792
Shares:
Sold ......................................................................................... 1,031 177 45
Reinvested .................................................................................... 625 68 2
Redeemed .....................................................................................
(3,458) (229) (20)
Net Increase (Decrease)
(1,802) 16 27
Year Ended December 31, 2023
Dollars:
Sold ......................................................................................... $ 30,321 $ 7,722 $ 849
Reinvested .................................................................................... 38,725 4,107 43
Redeemed .....................................................................................
(120,170) (5,044) (143)
Net Increase (Decrease)
$ (51,124) $ 6,785 $ 749
Shares:
Sold ......................................................................................... 1,132 293 32
Reinvested .................................................................................... 1,510 162 2
Redeemed .....................................................................................
(4,473) (192) (5)
Net Increase (Decrease)
(1,831) 263 29
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments ............................................. $ (19,040) $ (2,029) $ (56)
Total Dividends and Distributions
$ (19,040) $ (2,029) $ (56)
Year Ended December 31, 2023
From net investment income and net realized gain on investments ............................................. $ (38,725) $ (4,107) $ (43)
Total Dividends and Distributions
$ (38,725) $ (4,107) $ (43)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Global Emerging Markets Account
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 839 $ 1,017
Net realized gain (loss) on investments and foreign currencies ............................................................................. 3,926 608
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
(313) 6,393
Net Increase (Decrease) in Net Assets Resulting from Operations 4,452 8,018
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (1,362) (1,657)
Total Dividends and Distributions (1,362) (1,657)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(5,022) (6,969)
Total Increase (Decrease) in Net Assets (1,932) (608)
Net Assets
Beginning of period ..........................................................................................................................
67,407 68,015
End of period ................................................................................................................................
$ 65,475 $ 67,407
Class 1
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 4,726
Reinvested ......................................................................................................... 1,362
Redeemed ..........................................................................................................
(11,110)
Net Increase (Decrease)
$ (5,022)
Shares:
Sold .............................................................................................................. 308
Reinvested ......................................................................................................... 89
Redeemed ..........................................................................................................
(717)
Net Increase (Decrease)
(320)
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 4,026
Reinvested ......................................................................................................... 1,657
Redeemed ..........................................................................................................
(12,652)
Net Increase (Decrease)
$ (6,969)
Shares:
Sold .............................................................................................................. 284
Reinvested ......................................................................................................... 118
Redeemed ..........................................................................................................
(892)
Net Increase (Decrease)
(490)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (1,362)
Total Dividends and Distributions
$ (1,362)
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (1,657)
Total Dividends and Distributions
$ (1,657)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Government & High Quality Bond
Account
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 3,903 $ 3,499
Net realized gain (loss) on investments and futures ......................................................................................... (3,382) (5,935)
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
304 8,238
Net Increase (Decrease) in Net Assets Resulting from Operations 825 5,802
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (3,581) (2,868)
Total Dividends and Distributions (3,581) (2,868)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(7,578) (19,572)
Total Increase (Decrease) in Net Assets (10,334) (16,638)
Net Assets
Beginning of period ..........................................................................................................................
121,708 138,346
End of period ................................................................................................................................
$ 111,374 $ 121,708
Class 1
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 11,650
Reinvested ......................................................................................................... 3,581
Redeemed ..........................................................................................................
(22,809)
Net Increase (Decrease)
$ (7,578)
Shares:
Sold .............................................................................................................. 1,396
Reinvested ......................................................................................................... 418
Redeemed ..........................................................................................................
(2,733)
Net Increase (Decrease)
(919)
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 13,574
Reinvested ......................................................................................................... 2,868
Redeemed ..........................................................................................................
(36,014)
Net Increase (Decrease)
$ (19,572)
Shares:
Sold .............................................................................................................. 1,627
Reinvested ......................................................................................................... 356
Redeemed ..........................................................................................................
(4,306)
Net Increase (Decrease)
(2,323)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (3,581)
Total Dividends and Distributions
$ (3,581)
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (2,868)
Total Dividends and Distributions
$ (2,868)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap Growth Account I
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ (621) $ (66)
Net realized gain (loss) on investments and futures ......................................................................................... 104,008 33,516
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
36,695 138,188
Net Increase (Decrease) in Net Assets Resulting from Operations 140,082 171,638
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (30,731) (25,448)
Total Dividends and Distributions (30,731) (25,448)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(44,213) (5,611)
Total Increase (Decrease) in Net Assets 65,138 140,579
Net Assets
Beginning of period ..........................................................................................................................
580,072 439,493
End of period ................................................................................................................................
$ 645,210 $ 580,072
Class 1
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 44,420
Reinvested ......................................................................................................... 30,731
Redeemed ..........................................................................................................
(119,364)
Net Increase (Decrease)
$ (44,213)
Shares:
Sold .............................................................................................................. 976
Reinvested ......................................................................................................... 675
Redeemed ..........................................................................................................
(2,606)
Net Increase (Decrease)
(955)
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 40,508
Reinvested ......................................................................................................... 25,448
Redeemed ..........................................................................................................
(71,567)
Net Increase (Decrease)
$ (5,611)
Shares:
Sold .............................................................................................................. 1,127
Reinvested ......................................................................................................... 686
Redeemed ..........................................................................................................
(2,004)
Net Increase (Decrease)
(191)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (30,731)
Total Dividends and Distributions
$ (30,731)
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (25,448)
Total Dividends and Distributions
$ (25,448)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap S&P 500 Index Account
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 33,695 $ 39,883
Net realized gain (loss) on investments and futures ......................................................................................... 528,056 193,504
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
60,470 385,282
Net Increase (Decrease) in Net Assets Resulting from Operations 622,221 618,669
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (204,909) (147,468)
Total Dividends and Distributions (204,909) (147,468)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(570,897) (242,011)
Total Increase (Decrease) in Net Assets (153,585) 229,190
Net Assets
Beginning of period ..........................................................................................................................
2,787,491 2,558,301
End of period ................................................................................................................................
$ 2,633,906 $ 2,787,491
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 181,051 $ 12,721
Reinvested .............................................................................................. 200,078 4,831
Redeemed ...............................................................................................
(960,688) (8,890)
Net Increase (Decrease)
$ (579,559) $ 8,662
Shares:
Sold ................................................................................................... 7,451 534
Reinvested .............................................................................................. 8,410 208
Redeemed ...............................................................................................
(39,491) (372)
Net Increase (Decrease)
(23,630) 370
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 143,802 $ 7,947
Reinvested .............................................................................................. 144,810 2,658
Redeemed ...............................................................................................
(532,810) (8,418)
Net Increase (Decrease)
$ (244,198) $ 2,187
Shares:
Sold ................................................................................................... 7,135 404
Reinvested .............................................................................................. 7,144 134
Redeemed ...............................................................................................
(26,377) (430)
Net Increase (Decrease)
(12,098) 108
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (200,078) $ (4,831)
Total Dividends and Distributions
$ (200,078) $ (4,831)
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (144,810) $ (2,658)
Total Dividends and Distributions
$ (144,810) $ (2,658)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
LargeCap S&P 500 Managed Volatility
Index Account
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 2,029 $ 2,628
Net realized gain (loss) on investments , futures and options and swaptions ................................................................ 38,483 20,646
Net change in unrealized appreciation/(depreciation) of investments , futures and options and swaptions .................................
(6,086) 15,030
Net Increase (Decrease) in Net Assets Resulting from Operations 34,426 38,304
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (18,687) (12,717)
Total Dividends and Distributions (18,687) (12,717)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(46,279) (28,267)
Total Increase (Decrease) in Net Assets (30,540) (2,680)
Net Assets
Beginning of period ..........................................................................................................................
178,475 181,155
End of period ................................................................................................................................
$ 147,935 $ 178,475
Class 1
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 10,119
Reinvested ......................................................................................................... 18,687
Redeemed ..........................................................................................................
(75,085)
Net Increase (Decrease)
$ (46,279)
Shares:
Sold .............................................................................................................. 576
Reinvested ......................................................................................................... 1,136
Redeemed ..........................................................................................................
(4,321)
Net Increase (Decrease)
(2,609)
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 6,359
Reinvested ......................................................................................................... 12,717
Redeemed ..........................................................................................................
(47,343)
Net Increase (Decrease)
$ (28,267)
Shares:
Sold .............................................................................................................. 425
Reinvested ......................................................................................................... 849
Redeemed ..........................................................................................................
(3,133)
Net Increase (Decrease)
(1,859)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (18,687)
Total Dividends and Distributions
$ (18,687)
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (12,717)
Total Dividends and Distributions
$ (12,717)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Account
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 1,901 $ 1,679
Net realized gain (loss) on investments ...................................................................................................... 87,732 62,070
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
28,524 71,761
Net Increase (Decrease) in Net Assets Resulting from Operations 118,157 135,510
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (56,394) (14,148)
Total Dividends and Distributions (56,394) (14,148)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
17,899 (94,403)
Total Increase (Decrease) in Net Assets 79,662 26,959
Net Assets
Beginning of period ..........................................................................................................................
614,730 587,771
End of period ................................................................................................................................
$ 694,392 $ 614,730
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 73,092 $ 4,143
Reinvested .............................................................................................. 52,321 4,073
Redeemed ...............................................................................................
(110,791) (4,939)
Net Increase (Decrease)
$ 14,622 $ 3,277
Shares:
Sold ................................................................................................... 1,051 61
Reinvested .............................................................................................. 788 62
Redeemed ...............................................................................................
(1,609) (73)
Net Increase (Decrease)
230 50
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 16,611 $ 3,037
Reinvested .............................................................................................. 13,206 942
Redeemed ...............................................................................................
(125,193) (3,006)
Net Increase (Decrease)
$ (95,376) $ 973
Shares:
Sold ................................................................................................... 292 54
Reinvested .............................................................................................. 231 17
Redeemed ...............................................................................................
(2,254) (53)
Net Increase (Decrease)
(1,731) 18
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (52,321) $ (4,073)
Total Dividends and Distributions
$ (52,321) $ (4,073)
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (13,206) $ (942)
Total Dividends and Distributions
$ (13,206) $ (942)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Principal Capital Appreciation Account
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 1,028 $ 1,404
Net realized gain (loss) on investments ...................................................................................................... 20,999 8,130
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
23,672 28,174
Net Increase (Decrease) in Net Assets Resulting from Operations 45,699 37,708
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (7,828) (12,207)
Total Dividends and Distributions (7,828) (12,207)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
404 3,745
Total Increase (Decrease) in Net Assets 38,275 29,246
Net Assets
Beginning of period ..........................................................................................................................
183,325 154,079
End of period ................................................................................................................................
$ 221,600 $ 183,325
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 6,747 $ 19,832
Reinvested .............................................................................................. 5,479 2,349
Redeemed ...............................................................................................
(28,844) (5,159)
Net Increase (Decrease)
$ (16,618) $ 17,022
Shares:
Sold ................................................................................................... 167 491
Reinvested .............................................................................................. 136 59
Redeemed ...............................................................................................
(717) (130)
Net Increase (Decrease)
(414) 420
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 4,691 $ 10,711
Reinvested .............................................................................................. 9,103 3,104
Redeemed ...............................................................................................
(20,084) (3,780)
Net Increase (Decrease)
$ (6,290) $ 10,035
Shares:
Sold ................................................................................................... 142 331
Reinvested .............................................................................................. 280 97
Redeemed ...............................................................................................
(608) (116)
Net Increase (Decrease)
(186) 312
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (5,479) $ (2,349)
Total Dividends and Distributions
$ (5,479) $ (2,349)
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (9,103) $ (3,104)
Total Dividends and Distributions
$ (9,103) $ (3,104)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2020 Account
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 4,186 $ 4,204
Net realized gain (loss) on investments ...................................................................................................... 7,107 1,894
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(711) 11,346
Net Increase (Decrease) in Net Assets Resulting from Operations 10,582 17,444
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (6,018) (6,181)
Total Dividends and Distributions (6,018) (6,181)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(11,205) (10,741)
Total Increase (Decrease) in Net Assets (6,641) 522
Net Assets
Beginning of period ..........................................................................................................................
152,073 151,551
End of period ................................................................................................................................
$ 145,432 $ 152,073
Class 1
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 20,028
Reinvested ......................................................................................................... 6,018
Redeemed ..........................................................................................................
(37,251)
Net Increase (Decrease)
$ (11,205)
Shares:
Sold .............................................................................................................. 1,539
Reinvested ......................................................................................................... 464
Redeemed ..........................................................................................................
(2,892)
Net Increase (Decrease)
(889)
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 17,358
Reinvested ......................................................................................................... 6,181
Redeemed ..........................................................................................................
(34,280)
Net Increase (Decrease)
$ (10,741)
Shares:
Sold .............................................................................................................. 1,441
Reinvested ......................................................................................................... 523
Redeemed ..........................................................................................................
(2,835)
Net Increase (Decrease)
(871)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (6,018)
Total Dividends and Distributions
$ (6,018)
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (6,181)
Total Dividends and Distributions
$ (6,181)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2030 Account
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 7,326 $ 6,341
Net realized gain (loss) on investments ...................................................................................................... 16,864 3,032
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
822 25,892
Net Increase (Decrease) in Net Assets Resulting from Operations 25,012 35,265
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (9,364) (9,885)
Total Dividends and Distributions (9,364) (9,885)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
5,007 23,016
Total Increase (Decrease) in Net Assets 20,655 48,396
Net Assets
Beginning of period ..........................................................................................................................
276,060 227,664
End of period ................................................................................................................................
$ 296,715 $ 276,060
Class 1
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 59,389
Reinvested ......................................................................................................... 9,364
Redeemed ..........................................................................................................
(63,746)
Net Increase (Decrease)
$ 5,007
Shares:
Sold .............................................................................................................. 4,394
Reinvested ......................................................................................................... 683
Redeemed ..........................................................................................................
(4,705)
Net Increase (Decrease)
372
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 51,020
Reinvested ......................................................................................................... 9,885
Redeemed ..........................................................................................................
(37,889)
Net Increase (Decrease)
$ 23,016
Shares:
Sold .............................................................................................................. 4,121
Reinvested ......................................................................................................... 814
Redeemed ..........................................................................................................
(3,081)
Net Increase (Decrease)
1,854
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (9,364)
Total Dividends and Distributions
$ (9,364)
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (9,885)
Total Dividends and Distributions
$ (9,885)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2040 Account
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 3,310 $ 2,864
Net realized gain (loss) on investments ...................................................................................................... 11,690 2,156
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
2,339 17,125
Net Increase (Decrease) in Net Assets Resulting from Operations 17,339 22,145
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (5,065) (5,299)
Total Dividends and Distributions (5,065) (5,299)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
12,344 15,989
Total Increase (Decrease) in Net Assets 24,618 32,835
Net Assets
Beginning of period ..........................................................................................................................
150,890 118,055
End of period ................................................................................................................................
$ 175,508 $ 150,890
Class 1
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 37,395
Reinvested ......................................................................................................... 5,065
Redeemed ..........................................................................................................
(30,116)
Net Increase (Decrease)
$ 12,344
Shares:
Sold .............................................................................................................. 2,110
Reinvested ......................................................................................................... 283
Redeemed ..........................................................................................................
(1,714)
Net Increase (Decrease)
679
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 38,071
Reinvested ......................................................................................................... 5,299
Redeemed ..........................................................................................................
(27,381)
Net Increase (Decrease)
$ 15,989
Shares:
Sold .............................................................................................................. 2,424
Reinvested ......................................................................................................... 343
Redeemed ..........................................................................................................
(1,769)
Net Increase (Decrease)
998
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (5,065)
Total Dividends and Distributions
$ (5,065)
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (5,299)
Total Dividends and Distributions
$ (5,299)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2050 Account
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 1,255 $ 1,150
Net realized gain (loss) on investments ...................................................................................................... 6,315 1,206
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
2,020 9,308
Net Increase (Decrease) in Net Assets Resulting from Operations 9,590 11,664
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (2,370) (2,668)
Total Dividends and Distributions (2,370) (2,668)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
4,435 4,878
Total Increase (Decrease) in Net Assets 11,655 13,874
Net Assets
Beginning of period ..........................................................................................................................
70,704 56,830
End of period ................................................................................................................................
$ 82,359 $ 70,704
Class 1
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 18,056
Reinvested ......................................................................................................... 2,370
Redeemed ..........................................................................................................
(15,991)
Net Increase (Decrease)
$ 4,435
Shares:
Sold .............................................................................................................. 1,039
Reinvested ......................................................................................................... 135
Redeemed ..........................................................................................................
(917)
Net Increase (Decrease)
257
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 18,070
Reinvested ......................................................................................................... 2,668
Redeemed ..........................................................................................................
(15,860)
Net Increase (Decrease)
$ 4,878
Shares:
Sold .............................................................................................................. 1,193
Reinvested ......................................................................................................... 179
Redeemed ..........................................................................................................
(1,054)
Net Increase (Decrease)
318
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (2,370)
Total Dividends and Distributions
$ (2,370)
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (2,668)
Total Dividends and Distributions
$ (2,668)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2060 Account
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 430 $ 335
Net realized gain (loss) on investments ...................................................................................................... 2,037 357
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
465 2,581
Net Increase (Decrease) in Net Assets Resulting from Operations 2,932 3,273
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (697) (703)
Total Dividends and Distributions (697) (703)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
5,877 3,731
Total Increase (Decrease) in Net Assets 8,112 6,301
Net Assets
Beginning of period ..........................................................................................................................
21,432 15,131
End of period ................................................................................................................................
$ 29,544 $ 21,432
Class 1
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 10,266
Reinvested ......................................................................................................... 697
Redeemed ..........................................................................................................
(5,086)
Net Increase (Decrease)
$ 5,877
Shares:
Sold .............................................................................................................. 603
Reinvested ......................................................................................................... 41
Redeemed ..........................................................................................................
(301)
Net Increase (Decrease)
343
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 7,136
Reinvested ......................................................................................................... 703
Redeemed ..........................................................................................................
(4,108)
Net Increase (Decrease)
$ 3,731
Shares:
Sold .............................................................................................................. 486
Reinvested ......................................................................................................... 48
Redeemed ..........................................................................................................
(283)
Net Increase (Decrease)
251
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (697)
Total Dividends and Distributions
$ (697)
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (703)
Total Dividends and Distributions
$ (703)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic Income
Account
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 1,627 $ 1,422
Net realized gain (loss) on investments ...................................................................................................... 1,436 169
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
335 2,624
Net Increase (Decrease) in Net Assets Resulting from Operations 3,398 4,215
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (1,531) (903)
Total Dividends and Distributions (1,531) (903)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(4,204) 28,413
Total Increase (Decrease) in Net Assets (2,337) 31,725
Net Assets
Beginning of period ..........................................................................................................................
55,858 24,133
End of period ................................................................................................................................
$ 53,521 $ 55,858
Class 1
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 11,705
Reinvested ......................................................................................................... 1,531
Redeemed ..........................................................................................................
(17,440)
Net Increase (Decrease)
$ (4,204)
Shares:
Sold .............................................................................................................. 1,020
Reinvested ......................................................................................................... 133
Redeemed ..........................................................................................................
(1,536)
Net Increase (Decrease)
(383)
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 6,913
Issued in acquisitions .................................................................................................. 33,732
Reinvested ......................................................................................................... 903
Redeemed ..........................................................................................................
(13,135)
Net Increase (Decrease)
$ 28,413
Shares:
Sold .............................................................................................................. 655
Issued in acquisitions .................................................................................................. 3,181
Reinvested ......................................................................................................... 86
Redeemed ..........................................................................................................
(1,245)
Net Increase (Decrease)
2,677
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (1,531)
Total Dividends and Distributions
$ (1,531)
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (903)
Total Dividends and Distributions
$ (903)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Real Estate Securities Account
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 3,832 $ 3,555
Net realized gain (loss) on investments ...................................................................................................... 9,012 4,542
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(9,966) 9,510
Net Increase (Decrease) in Net Assets Resulting from Operations 2,878 17,607
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (8,016) (8,254)
Total Dividends and Distributions (8,016) (8,254)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
106,128 10,679
Total Increase (Decrease) in Net Assets 100,990 20,032
Net Assets
Beginning of period ..........................................................................................................................
154,359 134,327
End of period ................................................................................................................................
$ 255,349 $ 154,359
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 36,261 $ 96,526
Reinvested .............................................................................................. 7,467 549
Redeemed ...............................................................................................
(31,272) (3,403)
Net Increase (Decrease)
$ 12,456 $ 93,672
Shares:
Sold ................................................................................................... 1,940 5,054
Reinvested .............................................................................................. 380 28
Redeemed ...............................................................................................
(1,702) (187)
Net Increase (Decrease)
618 4,895
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 27,776 $ 1,022
Reinvested .............................................................................................. 7,717 537
Redeemed ...............................................................................................
(25,411) (962)
Net Increase (Decrease)
$ 10,082 $ 597
Shares:
Sold ................................................................................................... 1,557 59
Reinvested .............................................................................................. 471 33
Redeemed ...............................................................................................
(1,457) (56)
Net Increase (Decrease)
571 36
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (7,467) $ (549)
Total Dividends and Distributions
$ (7,467) $ (549)
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (7,717) $ (537)
Total Dividends and Distributions
$ (7,717) $ (537)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 12,968 $ 11,728
Net realized gain (loss) on investments ...................................................................................................... 45,515 (2,255)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
12,560 75,422
Net Increase (Decrease) in Net Assets Resulting from Operations 71,043 84,895
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (11,726) (37,686)
Total Dividends and Distributions (11,726) (37,686)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(64,894) (24,825)
Total Increase (Decrease) in Net Assets (5,577) 22,384
Net Assets
Beginning of period ..........................................................................................................................
590,584 568,200
End of period ................................................................................................................................
$ 585,007 $ 590,584
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 25,724 $ 6,641
Reinvested .............................................................................................. 9,035 2,691
Redeemed ...............................................................................................
(94,113) (14,872)
Net Increase (Decrease)
$ (59,354) $ (5,540)
Shares:
Sold ................................................................................................... 1,730 458
Reinvested .............................................................................................. 601 182
Redeemed ...............................................................................................
(6,349) (1,030)
Net Increase (Decrease)
(4,018) (390)
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 12,885 $ 6,491
Reinvested .............................................................................................. 28,905 8,781
Redeemed ...............................................................................................
(67,084) (14,803)
Net Increase (Decrease)
$ (25,294) $ 469
Shares:
Sold ................................................................................................... 962 499
Reinvested .............................................................................................. 2,239 693
Redeemed ...............................................................................................
(5,050) (1,140)
Net Increase (Decrease)
(1,849) 52
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (9,035) $ (2,691)
Total Dividends and Distributions
$ (9,035) $ (2,691)
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (28,905) $ (8,781)
Total Dividends and Distributions
$ (28,905) $ (8,781)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Conservative Balanced Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 4,417 $ 4,164
Net realized gain (loss) on investments ...................................................................................................... 6,002 (3,564)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
3,733 17,691
Net Increase (Decrease) in Net Assets Resulting from Operations 14,152 18,291
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (4,161) (5,691)
Total Dividends and Distributions (4,161) (5,691)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(11,997) (10,522)
Total Increase (Decrease) in Net Assets (2,006) 2,078
Net Assets
Beginning of period ..........................................................................................................................
165,373 163,295
End of period ................................................................................................................................
$ 163,367 $ 165,373
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 16,146 $ 2,500
Reinvested .............................................................................................. 3,393 768
Redeemed ...............................................................................................
(29,788) (5,016)
Net Increase (Decrease)
$ (10,249) $ (1,748)
Shares:
Sold ................................................................................................... 1,381 220
Reinvested .............................................................................................. 289 66
Redeemed ...............................................................................................
(2,565) (442)
Net Increase (Decrease)
(895) (156)
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 11,417 $ 2,745
Reinvested .............................................................................................. 4,660 1,031
Redeemed ...............................................................................................
(27,249) (3,126)
Net Increase (Decrease)
$ (11,172) $ 650
Shares:
Sold ................................................................................................... 1,075 263
Reinvested .............................................................................................. 447 101
Redeemed ...............................................................................................
(2,585) (302)
Net Increase (Decrease)
(1,063) 62
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (3,393) $ (768)
Total Dividends and Distributions
$ (3,393) $ (768)
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (4,660) $ (1,031)
Total Dividends and Distributions
$ (4,660) $ (1,031)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Conservative Growth Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 6,631 $ 5,688
Net realized gain (loss) on investments ...................................................................................................... 36,247 (6,863)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
14,369 65,520
Net Increase (Decrease) in Net Assets Resulting from Operations 57,247 64,345
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (5,689) (25,245)
Total Dividends and Distributions (5,689) (25,245)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(29,611) 1,615
Total Increase (Decrease) in Net Assets 21,947 40,715
Net Assets
Beginning of period ..........................................................................................................................
386,460 345,745
End of period ................................................................................................................................
$ 408,407 $ 386,460
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 17,304 $ 5,556
Reinvested .............................................................................................. 3,215 2,474
Redeemed ...............................................................................................
(40,062) (18,098)
Net Increase (Decrease)
$ (19,543) $ (10,068)
Shares:
Sold ................................................................................................... 805 265
Reinvested .............................................................................................. 147 116
Redeemed ...............................................................................................
(1,845) (866)
Net Increase (Decrease)
(893) (485)
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 13,930 $ 9,754
Reinvested .............................................................................................. 13,633 11,611
Redeemed ...............................................................................................
(33,834) (13,479)
Net Increase (Decrease)
$ (6,271) $ 7,886
Shares:
Sold ................................................................................................... 748 532
Reinvested .............................................................................................. 746 648
Redeemed ...............................................................................................
(1,801) (738)
Net Increase (Decrease)
(307) 442
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (3,215) $ (2,474)
Total Dividends and Distributions
$ (3,215) $ (2,474)
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (13,633) $ (11,612)
Total Dividends and Distributions
$ (13,633) $ (11,612)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 4,089 $ 3,951
Net realized gain (loss) on investments ...................................................................................................... 2,941 (3,954)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
1,632 12,215
Net Increase (Decrease) in Net Assets Resulting from Operations 8,662 12,212
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (3,952) (4,524)
Total Dividends and Distributions (3,952) (4,524)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(13,503) (14,680)
Total Increase (Decrease) in Net Assets (8,793) (6,992)
Net Assets
Beginning of period ..........................................................................................................................
136,031 143,023
End of period ................................................................................................................................
$ 127,238 $ 136,031
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 8,631 $ 2,446
Reinvested .............................................................................................. 2,947 1,005
Redeemed ...............................................................................................
(20,263) (8,269)
Net Increase (Decrease)
$ (8,685) $ (4,818)
Shares:
Sold ................................................................................................... 778 223
Reinvested .............................................................................................. 262 91
Redeemed ...............................................................................................
(1,829) (754)
Net Increase (Decrease)
(789) (440)
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 5,357 $ 4,401
Reinvested .............................................................................................. 3,391 1,133
Redeemed ...............................................................................................
(23,837) (5,125)
Net Increase (Decrease)
$ (15,089) $ 409
Shares:
Sold ................................................................................................... 513 427
Reinvested .............................................................................................. 333 113
Redeemed ...............................................................................................
(2,298) (501)
Net Increase (Decrease)
(1,452) 39
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (2,947) $ (1,005)
Total Dividends and Distributions
$ (2,947) $ (1,005)
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (3,391) $ (1,133)
Total Dividends and Distributions
$ (3,391) $ (1,133)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 5,887 $ 4,373
Net realized gain (loss) on investments ...................................................................................................... 37,745 (1,955)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
23,552 70,218
Net Increase (Decrease) in Net Assets Resulting from Operations 67,184 72,636
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (4,374) (18,439)
Total Dividends and Distributions (4,374) (18,439)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(12,219) 6,944
Total Increase (Decrease) in Net Assets 50,591 61,141
Net Assets
Beginning of period ..........................................................................................................................
400,067 338,926
End of period ................................................................................................................................
$ 450,658 $ 400,067
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 20,237 $ 8,759
Reinvested .............................................................................................. 2,421 1,953
Redeemed ...............................................................................................
(32,815) (12,774)
Net Increase (Decrease)
$ (10,157) $ (2,062)
Shares:
Sold ................................................................................................... 810 357
Reinvested .............................................................................................. 94 77
Redeemed ...............................................................................................
(1,286) (519)
Net Increase (Decrease)
(382) (85)
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 18,284 $ 8,311
Reinvested .............................................................................................. 9,486 8,952
Redeemed ...............................................................................................
(26,387) (11,702)
Net Increase (Decrease)
$ 1,383 $ 5,561
Shares:
Sold ................................................................................................... 862 395
Reinvested .............................................................................................. 446 429
Redeemed ...............................................................................................
(1,228) (558)
Net Increase (Decrease)
80 266
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (2,421) $ (1,953)
Total Dividends and Distributions
$ (2,421) $ (1,953)
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (9,487) $ (8,952)
Total Dividends and Distributions
$ (9,487) $ (8,952)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Short-Term Income Account
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 5,541 $ 4,663
Net realized gain (loss) on investments and futures ......................................................................................... (170) (769)
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
1,420 3,957
Net Increase (Decrease) in Net Assets Resulting from Operations 6,791 7,851
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (4,673) (2,441)
Total Dividends and Distributions (4,673) (2,441)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(4,171) (3,608)
Total Increase (Decrease) in Net Assets (2,053) 1,802
Net Assets
Beginning of period ..........................................................................................................................
135,924 134,122
End of period ................................................................................................................................
$ 133,871 $ 135,924
Class 1
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 36,883
Reinvested ......................................................................................................... 4,673
Redeemed ..........................................................................................................
(45,727)
Net Increase (Decrease)
$ (4,171)
Shares:
Sold .............................................................................................................. 14,508
Reinvested ......................................................................................................... 1,840
Redeemed ..........................................................................................................
(17,987)
Net Increase (Decrease)
(1,639)
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 23,649
Reinvested ......................................................................................................... 2,441
Redeemed ..........................................................................................................
(29,698)
Net Increase (Decrease)
$ (3,608)
Shares:
Sold .............................................................................................................. 9,659
Reinvested ......................................................................................................... 1,004
Redeemed ..........................................................................................................
(12,117)
Net Increase (Decrease)
(1,454)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (4,673)
Total Dividends and Distributions
$ (4,673)
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (2,441)
Total Dividends and Distributions
$ (2,441)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Account
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 726 $ 624
Net realized gain (loss) on investments ...................................................................................................... 9,322 4,173
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
1,889 19,707
Net Increase (Decrease) in Net Assets Resulting from Operations 11,937 24,504
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (4,037) (477)
Total Dividends and Distributions (4,037) (477)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(12,366) (13,488)
Total Increase (Decrease) in Net Assets (4,466) 10,539
Net Assets
Beginning of period ..........................................................................................................................
175,825 165,286
End of period ................................................................................................................................
$ 171,359 $ 175,825
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 10,037 $ 733
Reinvested .............................................................................................. 3,840 197
Redeemed ...............................................................................................
(25,857) (1,316)
Net Increase (Decrease)
$ (11,980) $ (386)
Shares:
Sold ................................................................................................... 646 46
Reinvested .............................................................................................. 254 13
Redeemed ...............................................................................................
(1,655) (84)
Net Increase (Decrease)
(755) (25)
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 9,767 $ 490
Reinvested .............................................................................................. 473 4
Redeemed ...............................................................................................
(23,327) (895)
Net Increase (Decrease)
$ (13,087) $ (401)
Shares:
Sold ................................................................................................... 697 36
Reinvested .............................................................................................. 34 –
Redeemed ...............................................................................................
(1,678) (65)
Net Increase (Decrease)
(947) (29)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (3,840) $ (197)
Total Dividends and Distributions
$ (3,840) $ (197)
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (473) $ (4)
Total Dividends and Distributions
$ (473) $ (4)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands U.S. LargeCap Buffer April Account
Year Ended
December 31,
2024
Period Ended
December 31,
2023
(a)
Operations
Net investment income (loss) ................................................................................................................ $ 169 $ 116
Net realized gain (loss) on investments and options and swaptions ......................................................................... 7,164 2,637
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ..........................................
1,443 2,367
Net Increase (Decrease) in Net Assets Resulting from Operations 8,776 5,120
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (4,354) (2,805)
Total Dividends and Distributions (4,354) (2,805)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
10,792 20,415
Total Increase (Decrease) in Net Assets 15,214 22,730
Net Assets
Beginning of period ..........................................................................................................................
22,730 –
End of period ................................................................................................................................
$ 37,944 $ 22,730
Class 2
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 91,365
Reinvested ......................................................................................................... 4,354
Redeemed ..........................................................................................................
(84,927)
Net Increase (Decrease)
$ 10,792
Shares:
Sold .............................................................................................................. 8,593
Reinvested ......................................................................................................... 412
Redeemed ..........................................................................................................
(7,669)
Net Increase (Decrease)
1,336
Period Ended December 31, 2023
(a)
Dollars:
Sold .............................................................................................................. $ 64,763
Reinvested ......................................................................................................... 2,805
Redeemed ..........................................................................................................
(47,153)
Net Increase (Decrease)
$ 20,415
Shares:
Sold .............................................................................................................. 6,458
Reinvested ......................................................................................................... 283
Redeemed ..........................................................................................................
(4,446)
Net Increase (Decrease)
2,295
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (4,354)
Total Dividends and Distributions
$ (4,354)
Period Ended December 31, 2023
(a)
From net investment income and net realized gain on investments .................................................................. $ (2,805)
Total Dividends and Distributions
$ (2,805)
(a)
Period from March 29, 2023, date operations commenced, through December 31, 2023.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands U.S. LargeCap Buffer January Account
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 115 $ 86
Net realized gain (loss) on investments and options and swaptions ......................................................................... 6,565 1,717
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ..........................................
711 1,642
Net Increase (Decrease) in Net Assets Resulting from Operations 7,391 3,445
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (35) (1,884)
Total Dividends and Distributions (35) (1,884)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
2,580 30,191
Total Increase (Decrease) in Net Assets 9,936 31,752
Net Assets
Beginning of period ..........................................................................................................................
58,333 26,581
End of period ................................................................................................................................
$ 68,269 $ 58,333
Class 2
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 77,931
Reinvested ......................................................................................................... 35
Redeemed ..........................................................................................................
(75,386)
Net Increase (Decrease)
$ 2,580
Shares:
Sold .............................................................................................................. 6,921
Reinvested ......................................................................................................... 3
Redeemed ..........................................................................................................
(6,972)
Net Increase (Decrease)
(48)
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 58,083
Reinvested ......................................................................................................... 1,884
Redeemed ..........................................................................................................
(29,776)
Net Increase (Decrease)
$ 30,191
Shares:
Sold .............................................................................................................. 5,737
Reinvested ......................................................................................................... 187
Redeemed ..........................................................................................................
(2,793)
Net Increase (Decrease)
3,131
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (35)
Total Dividends and Distributions
$ (35)
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (1,884)
Total Dividends and Distributions
$ (1,884)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands U.S. LargeCap Buffer July Account
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 152 $ 322
Net realized gain (loss) on investments and options and swaptions ......................................................................... 10,189 3,162
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ..........................................
(1,874) 4,195
Net Increase (Decrease) in Net Assets Resulting from Operations 8,467 7,679
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (864) (2,672)
Total Dividends and Distributions (864) (2,672)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(22,939) 22,975
Total Increase (Decrease) in Net Assets (15,336) 27,982
Net Assets
Beginning of period ..........................................................................................................................
54,229 26,247
End of period ................................................................................................................................
$ 38,893 $ 54,229
Class 2
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 76,571
Reinvested ......................................................................................................... 864
Redeemed ..........................................................................................................
(100,374)
Net Increase (Decrease)
$ (22,939)
Shares:
Sold .............................................................................................................. 5,878
Reinvested ......................................................................................................... 66
Redeemed ..........................................................................................................
(7,739)
Net Increase (Decrease)
(1,795)
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 80,195
Reinvested ......................................................................................................... 2,672
Redeemed ..........................................................................................................
(59,892)
Net Increase (Decrease)
$ 22,975
Shares:
Sold .............................................................................................................. 7,086
Reinvested ......................................................................................................... 229
Redeemed ..........................................................................................................
(5,252)
Net Increase (Decrease)
2,063
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (864)
Total Dividends and Distributions
$ (864)
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (2,672)
Total Dividends and Distributions
$ (2,672)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands U.S. LargeCap Buffer October Account
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Operations
Net investment income (loss) ................................................................................................................ $ 124 $ 82
Net realized gain (loss) on investments and options and swaptions ......................................................................... 3,899 1,064
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ..........................................
1,075 2,285
Net Increase (Decrease) in Net Assets Resulting from Operations 5,098 3,431
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (76) (1,373)
Total Dividends and Distributions (76) (1,373)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
36,019 (1,236)
Total Increase (Decrease) in Net Assets 41,041 822
Net Assets
Beginning of period ..........................................................................................................................
18,800 17,978
End of period ................................................................................................................................
$ 59,841 $ 18,800
Class 2
Capital Share Transactions:
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 81,299
Reinvested ......................................................................................................... 76
Redeemed ..........................................................................................................
(45,356)
Net Increase (Decrease)
$ 36,019
Shares:
Sold .............................................................................................................. 5,978
Reinvested ......................................................................................................... 6
Redeemed ..........................................................................................................
(3,284)
Net Increase (Decrease)
2,700
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 10,202
Reinvested ......................................................................................................... 1,373
Redeemed ..........................................................................................................
(12,811)
Net Increase (Decrease)
$ (1,236)
Shares:
Sold .............................................................................................................. 898
Reinvested ......................................................................................................... 117
Redeemed ..........................................................................................................
(1,118)
Net Increase (Decrease)
(103)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (76)
Total Dividends and Distributions
$ (76)
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (1,373)
Total Dividends and Distributions
$ (1,373)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2024

1. Organization
Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”)
as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue
Chip Account, Bond Market Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Adaptive Allocation
Account, Diversified Balanced Strategic Allocation Account, Diversified Growth Account, Diversified Growth Adaptive Allocation Account,
Diversified Growth Strategic Allocation Account, Diversified Income Account, Diversified International Account, Equity Income Account,
Global Emerging Markets Account, Government & High Quality Bond Account, LargeCap Growth Account I, LargeCap S&P 500 Index
Account, LargeCap S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account, Principal LifeTime
2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060
Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced
Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account,
SmallCap Account, U.S. LargeCap Buffer April Account, U.S. LargeCap Buffer January Account, U.S. LargeCap Buffer July Account, and U.S.
LargeCap Buffer October Account series of the Fund, (known as the “Funds”), are presented herein. Principal LifeTime 2020 Account, Principal
LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal
LifeTime Strategic Income Account are referred to collectively as the “Principal LifeTime Funds”. SAM Balanced Portfolio, SAM Conservative
Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio are referred to collectively as the “SAM Portfolios”. The Funds may offer up to three classes of shares: Class 1, Class 2, and Class 3.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective March 29, 2023, the initial purchase of $1,020,000 of Class 2 shares of U.S. LargeCap Buffer April Account was made by Principal
Financial Services, Inc., an affiliate of Principal Global Investors, LLC (“the Manager”).
Effective April 28, 2023, Principal LifeTime Strategic Income Account acquired all the assets and assumed all the liabilities of Principal LifeTime
2010 Account, a series of the Fund, pursuant to a plan of reorganization approved by shareholders September 13, 2022. The purpose of the acquisition is to combine two funds with substantially identical strategies and risks due to their investment glide paths. The acquisition was accomplished by a tax-free exchange of 3,110,000 shares from Principal LifeTime 2010 Account for 3,181,000 shares valued at $33,732,000 of Principal LifeTime Strategic Income Account at an approximate exchange rate of 1.02 for Class 1. The investment securities of Principal
LifeTime 2010 Account, with a fair value of approximately $33,686,000 and a cost of $35,678,000 and $11,000 cash were the primary assets acquired by Principal LifeTime Strategic Income Account on April 28, 2023. For financial reporting purposes, assets received, and shares issued by Principal LifeTime Strategic Income Account were recorded at fair value; however, the cost basis of the investments received from Principal
LifeTime 2010 Account were maintained through the reorganization. The net assets of Principal LifeTime 2010 Account and Principal LifeTime
Strategic Income Account immediately prior to the acquisition in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
were approximately $33,732,000 ($66,000 of accumulated realized loss) and $24,035,000, respectively. The aggregate net assets of Principal
LifeTime Strategic Income Account immediately following the acquisition was $57,767,000. In accordance with Sections 381-384 of the Internal
Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2023, the beginning of the fiscal year for Principal LifeTime Strategic Income
Account, Principal LifeTime Strategic Income Account’s pro forma results of operations for the year ended December 31, 2023, are as follows
(amounts in thousands):
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Principal LifeTime 2010 Account that have been included in Principal LifeTime
Strategic Income Account’s statement of operations since April 28, 2023.
Effective May 1, 2024, the following funds changed their names:
Net investment income $ 1,655
Net gain on investments 4,140
Net increase in assets resulting from operations 5,795
Old Name New Name
Diversified Balanced Managed Volatility Account Diversified Balanced Strategic Allocation Account
Diversified Balanced Volatility Control Account Diversifi ed Balanced Adaptive Allocation Account
Diversified Growth Managed Volatility Account Diversified Growth Strategic Allocation Account
Diversified Growth Volatility Control Account Diversified Growth Adaptive Allocation  Account

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2024

On December 11, 2024, the Fund’s Board of Directors approved the conversion of the Funds’ Class 3 shares into Class 2 shares, as applicable, and approved name changes for the funds listed below, following the close of business on May 1, 2025.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class, except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Fund’s Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund, Principal Funds, Inc., and other investment funds, which may include exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The Funds value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor, is authorized to make such determinations subject to such oversight by the Fund’s
Board of Directors, as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange.
The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Current Name New Name
U.S. LargeCap Buffer January Account U.S. LargeCap S&P 500 Index Buffer January Account
U.S. LargeCap Buffer April Account U.S. LargeCap S&P 500 Index Buffer April Account
U.S. LargeCap Buffer July Account U.S. LargeCap S&P 500 Index Buffer July Account
U.S. LargeCap Buffer October Account U.S. LargeCap S&P 500 Index Buffer October Account
1. Organization (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2024

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of December 31,
2024:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind ("PIK") income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding.
Distributions received from other series of the Fund and other investment companies (collectively, "Underlying Funds") are recorded in accordance with the character of the distributions as designated by the Underlying Funds. Distributions received from Real Estate Investment
Trusts ("REITs") may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Real Estate Securities Account receives substantial distributions from holdings in
REITs.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the Underlying
Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each of the Funds will vary. Expenses included in the statements of operations and financial highlights of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, partnership investments, REITs, and utilization of earnings and profits distributed to shareholders on
Diversified International Account
Euro 27.9%
British Pound Sterling 15.6
Japanese Yen 12.3
Hong Kong Dollar 9.9
Canadian Dollar 9.3
Global Emerging Markets Account
Hong Kong Dollar 22.9%
New Taiwan Dollar 22.6
Indian Rupee 15.6
South Korean Won 8.3
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2024

redemption of shares. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment;
temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year.
The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the statements of operations. During the year ended December 31, 2024, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The Funds may be subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed for additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any accrued foreign tax reclaims receivables are included in dividends and interest receivables on the statements of assets and liabilities. Any foreign tax reclaims income is included in dividend income on the statements of operations.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any foreign tax refund receivables and any accrued foreign tax liabilities are shown on the statements of assets and liabilities.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31,
2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December
31, 2024. The impact of these ASUs did not have a material impact on the Funds' financial statements.
In June 2022, the FASB issued ASU No. 2022-03 Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to
Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. As of January 1, 2024, the Funds have adopted the ASU and there was no material impact to the Funds. Required disclosures were added, as applicable.
In November 2023, the FASB issued ASU No. 2023-07 Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures,
which improves reportable segment disclosure requirements, primarily through enhanced disclosures. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. As of January 1, 2024, the Funds have adopted the ASU and added required disclosures, as applicable.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of (i) the Federal Funds Rate or (ii) the Secured Overnight Financing
Rate ("SOFR") plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2024

for purposes of calculating such rate. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There was no outstanding lending as of December 31, 2024. Any outstanding borrowing as of December 31, 2024 is included in interfund borrowing on the statements of assets and liabilities.
During the year ended December 31, 2024, Funds lending to the Facility were as follows (amounts in thousands):
During the year ended December 31, 2024, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $300 million, collectively (prior to April 15, 2024, the participants were able to borrow up to 250 million, collectively). Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-
term cash requirements. The line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted SOFR plus the applicable margin of 1.00%. If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. Any outstanding borrowing as of December 31, 2024 is included in borrowing on the statements of assets and liabilities. During the year ended December 31, 2024, there was no borrowing against the line of credit.
Contingent Convertible Securities. As footnoted in the schedules of investments, certain of the Funds invest in contingent convertible securities
(“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain
“triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
Blue Chip Account $ 3 5.64% $ —
Bond Market Index Account 177 5.96 11
Core Plus Bond Account 111 5.49 6
Diversified Growth Adaptive Allocation Account 18 5.97 1
Diversified International Account 12 5.92 1
Equity Income Account 110 5.50 6
Global Emerging Markets Account 29 5.67 2
Government & High Quality Bond Account 12 5.68 1
LargeCap Growth Account I 119 5.60 7
LargeCap S&P 500 Index Account 171 5.89 10
LargeCap S&P 500 Managed Volatility Index Account 74 5.71 4
MidCap Account 10 5.90 1
Principal Capital Appreciation Account 8 5.67 —
Real Estate Securities Account 16 5.81 1
Short-Term Income Account 17 5.78 1
SmallCap Account 4 5.89 —
U.S. LargeCap Buffer October Account 8 6.00 —
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate Interest Expense
Blue Chip Account $ 1 5.52% $ —
Diversified Balanced Adaptive Allocation Account 55 5.77 3
Diversified Growth Adaptive Allocation Account 249 5.73 14
Diversified International Account 45 5.70 3
Global Emerging Markets Account 9 5.61 1
LargeCap S&P 500 Index Account 276 5.96 16
MidCap Account 18 5.95 1
Real Estate Securities Account 40 5.62 2
SmallCap Account 4 5.61 —
U.S. LargeCap Buffer April Account 53 5.83 3
U.S. LargeCap Buffer January Account 56 5.95 3
U.S. LargeCap Buffer July Account 83 5.78 5
U.S. LargeCap Buffer October Account 32 5.26 2
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2024

means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties’ master netting agreements (“Master Netting Agreements”), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.
Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty. As of December 31, 2024 , none of the Funds had financial assets and liabilities subject to Master Netting
Agreements or similar agreements.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the year ended December 31, 2024, none of the Funds had cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the
Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements ("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and "to-be-announced" ("TBA")
securities. Certain of the Funds may pledge cash to a broker for securities sold short.
As of December 31, 2024, deposits with counterparty were as follows (amounts in thousands):
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such
Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange
FCM (Futures and
Cleared Swaps)
MSFTA (Forward
Currency Contracts
and TBA Securities)
Total Deposits with
Counterparty
Core Plus Bond Account $ — $ 8 $ 8
Government & High Quality Bond Account 87 — 87
LargeCap Growth Account I 91 — 91
Short-Term Income Account 130 — 130
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2024

rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the
Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Diversified Balanced Account, Diversified Balanced Strategic Allocation
Account, Diversified Growth Account, Diversified Growth Strategic Allocation Account, Diversified Income Account, Principal LifeTime Funds,
and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses.
These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Account, Government & High Quality Bond Account, and Short-
Term Income Account. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Operating Segments. An operating segment is defined in ASC Topic 280, Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Committees and working groups within Management under the direction of the President act as the Funds' CODM. Each of the Funds represents a single operating segment. The CODM monitors the operating results of the Funds as a whole and the Funds' strategic asset allocation to ensure compliance with the defined investment strategy executed by the Funds' portfolio managers as a team.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2024

The types of investments from which the Funds generate their returns are reflected on the schedules of investments. The financial information provided to and reviewed by the CODM is consistent with that presented in the statements of operations and financial highlights. The measures shown within these statements including net investment income (loss), total return, and ratio of expenses to average net assets are used by the CODM to assess the segments' performance versus the Funds' comparative benchmarks and investment objectives, and to make resource allocation decisions for the Funds' single segment. Segment assets are reported on the statements of assets and liabilities as total assets.
Options Contracts. The Funds may write and purchase call and put options on securities and on securities indices to hedge against a decline in the value of securities owned or an increase in the price of securities that the Funds plan to purchase, or to generate additional revenue. Exchange-
traded options may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. Over the Counter (“OTC”) options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. An OTC option (an option not traded on an established exchange) may be closed out only by agreement with the other party to the original option transaction. FLexible EXchange
(“FLEX”) options are customized options contracts available through national securities exchanges that are guaranteed for settlement by the
Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles, and expiration dates while achieving price discovery in price competitive, transparent auction markets and avoiding the counterparty exposure of the OTC options positions. All FLEX options in the Funds are European-style options that can only be exercised at the expiration date of the option.
Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying index to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying index may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the index underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted)
that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund's exposure to the underlying instrument. Purchasing put options tends to decrease a fund's exposure to the underlying instrument. A fund pays a premium which is included on the fund's statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying index transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments. Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the commitments, if any, are typically categorized as Level 2 within the disclosure hierarchy. As of December 31, 2024, the Funds had no unfunded commitments in connection with PIPEs.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S.
government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities.
The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2024

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, LIBOR, SOFR, or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of December 31, 2024 , the Funds had no unfunded loan commitments.
Short Sales. Certain of the Funds may enter into short sales transactions. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees would be included as short sale fees on the statements of operations. None of the Funds entered into short sales transactions during the year ended December 31, 2024 .
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2024

Swap Agreements. Certain of the Funds may enter into swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/
insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors.
Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2024

changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2024 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each Principal LifeTime Fund, each SAM Portfolio, Diversified Balanced Account, Diversified
Balanced Adaptive Allocation Account, Diversified Balanced Strategic Allocation Account, Diversified Growth Account, Diversified Growth
Strategic Allocation Account, Diversified Growth Adaptive Allocation Account, and Diversified Income Account (singly, “a fund of funds” and collectively, “the funds of funds”) directly corresponds to the performance and risks of the Underlying Funds in which the fund of funds invests.
By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The
Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the funds of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for Principal Funds, Inc. and Principal Exchange-Traded Funds can be found at www.PrincipalAM.com.
As of December 31, 2024, series of the Fund owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or
Total Percentage of
Outstanding Shares Owned
Bond Market Index Account 98.12%
Equity Income Account 22.00
Government & High Quality Bond Account 17.20
LargeCap S&P 500 Index Account 66.54
LargeCap S&P 500 Managed Volatility Index Account 100.00
MidCap Account 9.96
Real Estate Securities Account 5.62
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2024

its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home
Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives December 31, 2024 Liability Derivatives December 31, 2024
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Account
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 625
*
Government & High Quality Bond Account
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 46
*
Payables, Total distributable earnings (accumulated loss)
$ 98
*
LargeCap Growth Account I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 47
*
LargeCap S&P 500 Index Account
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 83
*
LargeCap S&P 500 Managed Volatility Index Account
Equity Contracts Investment in securities - at value**, Receivables, Total distributable earnings (accumulated loss)
$ 330
*
Payables, Total distributable earnings (accumulated loss)
$ 166
Short-Term Income Account
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 68
*
U.S. LargeCap Buffer April Account
Equity Contracts Investment in securities - at value**, Receivables
$ 5,429
Payables
$ 611
U.S. LargeCap Buffer January Account
Equity Contracts Investment in securities - at value**, Receivables
$ 4,782
Payables
$ 1,051
U.S. LargeCap Buffer July Account
Equity Contracts Investment in securities - at value**, Receivables
$ 6,266
Payables
$ 834
U.S. LargeCap Buffer October Account
Equity Contracts Investment in securities - at value**, Receivables
$ 14,608
Payables
$ 2,632
*Includes cumulative unrealized appreciation/(depreciation) of exchange traded swaps and/or futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/(depreciation) not yet cash settled is shown in the statements of assets and liabilities as variation margin.
**Investment in securities - at value includes purchased options and/or purchased swaptions.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized
Appreciation/(Depreciation) of
Derivatives Recognized in Statement of
Operations
Core Plus Bond Account
Credit Contracts
Swap agreements $ (634) $ 76
Interest Rate Contracts
Futures contracts $ (1,476) $ (1,632)
Total $ (2,110) $ (1,556)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2024

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the year ended December
31, 2024 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized
Appreciation/(Depreciation) of
Derivatives Recognized in Statement of
Operations
Diversified Growth Adaptive Allocation Account
Equity Contracts
Futures contracts $ (423) $ —
Government & High Quality Bond Account
Interest Rate Contracts
Futures contracts $ (161) $ (464)
LargeCap Growth Account I
Equity Contracts
Futures contracts $ 661 $ (170)
LargeCap S&P 500 Index Account
Equity Contracts
Futures contracts $ 10,565 $ (1,321)
LargeCap S&P 500 Managed Volatility Index Account
Equity Contracts
Investment transactions/Investments* $ (5,329) $ 78
Futures contracts $ 532 $ (64)
Options and swaptions $ 3,504 $ 2
Total $ (1,293) $ 16
Short-Term Income Account
Interest Rate Contracts
Futures contracts $ (96) $ (337)
U.S. LargeCap Buffer April Account
Equity Contracts
Investment transactions/Investments* $ (1,515) $ (244)
Options and swaptions $ 499 $ 160
Total $ (1,016) $ (84)
U.S. LargeCap Buffer January Account
Equity Contracts
Investment transactions/Investments* $ (1,247) $ —
Options and swaptions $ (21) $ (18)
Total $ (1,268) $ (18)
U.S. LargeCap Buffer July Account
Equity Contracts
Investment transactions/Investments* $ (1,459) $ 859
Options and swaptions $ 804 $ (794)
Total $ (655) $ 65
U.S. LargeCap Buffer October Account
Equity Contracts
Investment transactions/Investments* $ (220) $ (820)
Options and swaptions $ (342) $ 819
Total $ ( 56 2) $ (1)
*Investment transactions includes purchased options and/or purchased swaptions.
                    Contract Type Derivative Type Average Notional
Core Plus Bond Account
Credit Contracts
Exchange Cleared Credit Default Swaps - Buy Protection $ 4,600
Interest Rate Contracts
Futures - Long 65,928
Government & High Quality Bond Account
Interest Rate Contracts
Futures - Long
9,019
Futures - Short
7,992
LargeCap Growth Account I
Equity Contracts
Futures - Long
3,568
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2024
77
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
                    Contract Type Derivative Type Average Notional
LargeCap S&P 500 Index Account
Equity Contracts
Futures - Long
72,418
LargeCap S&P 500 Managed Volatility Index Account
Equity Contracts
Futures - Long
3,223
Purchased Options
15
Written Options
15
Short-Term Income Account
Interest Rate Contracts
Futures - Long
11,014
U.S. LargeCap Buffer April Account
Equity Contracts
Purchased Options
109
Written Options
124
U.S. LargeCap Buffer January Account
Equity Contracts
Purchased Options
84
Written Options
98
U.S. LargeCap Buffer July Account
Equity Contracts
Purchased Options
111
Written Options
124
U.S. LargeCap Buffer October Account
Equity Contracts
Purchased Options

Written Options
92
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2024

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of December 31, 2024 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Account
Common Stocks* $ 23,477 $ — $ — $ 23,477
Investment Companies* 393 — — 393
Total investments in securities $ 23,870 $ — $ — $ 23,870
Bond Market Index Account
Bonds* — 622,881 — 622,881
Investment Companies* 46,823 — — 46,823
Municipal Bonds* — 10,997 — 10,997
U.S. Government & Government Agency Obligations* — 1,512,706 — 1,512,706
Total investments in securities $ 46,823 $ 2,146,584 $ — $ 2,193,407
Core Plus Bond Account
Bonds* — 134,661 1 134,662
Investment Companies* 14,616 — — 14,616
Senior Floating Rate Interests* — 10,320 — 10,320
U.S. Government & Government Agency Obligations* — 67,313 — 67,313
Total investments in securities $ 14,616 $ 212,294 $ 1 $ 226,911
Derivative Liabilities
Interest Rate Contracts
Futures** (625) — — (625)
Diversified Balanced Account
Investment Companies* 622,393 — — 622,393
Total investments in securities $ 622,393 $ — $ — $ 622,393
Diversified Balanced Adaptive Allocation Account
Investment Companies* 235,103 — — 235,103
Total investments in securities $ 235,103 $ — $ — $ 235,103
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2024

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Balanced Strategic Allocation Account
Investment Companies* $ 112,567 $ — $ — $ 112,567
Total investments in securities $ 112,567 $ — $ — $ 112,567
Diversified Growth Account
Investment Companies* 2,384,641 — — 2,384,641
Total investments in securities $ 2,384,641 $ — $ — $ 2,384,641
Diversified Growth Adaptive Allocation Account
Investment Companies* 1,550,631 — — 1,550,631
Total investments in securities $ 1,550,631 $ — $ — $ 1,550,631
Diversified Growth Strategic Allocation Account
Investment Companies* 243,419 — — 243,419
Total investments in securities $ 243,419 $ — $ — $ 243,419
Diversified Income Account
Investment Companies* 214,452 — — 214,452
Total investments in securities $ 214,452 $ — $ — $ 214,452
Diversified International Account
Common Stocks
Basic Materials — 2,086 — 2,086
Communications 3,283 20,651 — 23,934
Consumer, Cyclical 10,390 28,740 — 39,130
Consumer, Non-cyclical 3,217 34,579 — 37,796
Energy 11,903 2,958 — 14,861
Financial 11,823 53,385 — 65,208
Industrial 1,738 31,424 — 33,162
Technology — 24,086 — 24,086
Utilities — 2,642 — 2,642
Investment Companies* 2,079 — — 2,079
Total investments in securities $ 44,433 $ 200,551 $ — $ 244,984
Equity Income Account
Common Stocks* 678,821 — — 678,821
Investment Companies* 11,385 — — 11,385
Total investments in securities $ 690,206 $ — $ — $ 690,206
Global Emerging Markets Account
Common Stocks
Basic Materials 1,926 423 — 2,349
Communications 2,356 10,447 — 12,803
Consumer, Cyclical 489 2,943 — 3,432
Consumer, Non-cyclical 609 4,783 — 5,392
Energy 164 1,133 — 1,297
Financial 626 13,808 — 14,434
Industrial 1,992 6,171 — 8,163
Technology 1,010 13,736 — 14,746
Utilities 209 1,089 — 1,298
Investment Companies* 1,171 — — 1,171
Preferred Stocks
Consumer, Cyclical — 361 — 361
Energy 440 — — 440
Financial — 11 — 11
Total investments in securities $ 10,992 $ 54,905 $ — $ 65,897
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2024

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Government & High Quality Bond Account
Bonds* $ — $ 31,880 $ — $ 31,880
Investment Companies* 2,761 — — 2,761
U.S. Government & Government Agency Obligations* — 101,084 — 101,084
Total investments in securities $ 2,761 $ 132,964 $ — $ 135,725
Derivative Assets
Interest Rate Contracts
Futures** 46 — — 46
Derivative Liabilities
Interest Rate Contracts
Futures** (98) — — (98)
LargeCap Growth Account I
Common Stocks
Basic Materials 461 — — 461
Communications 143,082 — — 143,082
Consumer, Cyclical 36,812 — — 36,812
Consumer, Non-cyclical 90,746 — — 90,746
Energy 1,776 — — 1,776
Financial 51,935 — — 51,935
Industrial 34,651 — — 34,651
Technology 265,660 — 158 265,818
Utilities 218 — — 218
Convertible Preferred Stocks
Basic Materials — — 96 96
Consumer, Cyclical — — 200 200
Technology — — 237 237
Investment Companies* 14,355 — — 14,355
Total investments in securities $ 639,696 $ — $ 691 $ 640,387
Derivative Liabilities
Equity Contracts
Futures** (47) — — (47)
LargeCap S&P 500 Index Account
Common Stocks* 2,548,897 — — 2,548,897
Investment Companies* 94,426 — — 94,426
Total investments in securities $ 2,643,323 $ — $ — $ 2,643,323
Derivative Liabilities
Equity Contracts
Futures** (83) — — (83)
LargeCap S&P 500 Managed Volatility Index Account
Common Stocks* 136,379 — — 136,379
Investment Companies* 11,597 — — 11,597
Purchased Options — 329 — 329
Total investments in securities $ 147,976 $ 329 $ — $ 148,305
Derivative Assets
Equity Contracts
Futures** 1 — — 1
Derivative Liabilities
Equity Contracts
Written Options — (166) — (166)
MidCap Account
Common Stocks
Basic Materials 4,918 — — 4,918
Communications 18,156 — — 18,156
Consumer, Cyclical 178,561 — — 178,561
Consumer, Non-cyclical 15,143 — — 15,143
Financial 200,534 — — 200,534
Industrial 129,993 — — 129,993
Technology 123,534 — — 123,534
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2024

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
MidCap Account (continued)
Common Stocks (continued)
Utilities $ 23,388 $ — $ — $ 23,388
Investment Companies* 1,409 — — 1,409
Total investments in securities $ 695,636 $ — $ — $ 695,636
Principal Capital Appreciation Account
Common Stocks* 217,939 — — 217,939
Investment Companies* 4,286 — — 4,286
Total investments in securities $ 222,225 $ — $ — $ 222,225
Principal LifeTime 2020 Account
Investment Companies* 145,437 — — 145,437
Total investments in securities $ 145,437 $ — $ — $ 145,437
Principal LifeTime 2030 Account
Investment Companies* 296,721 — — 296,721
Total investments in securities $ 296,721 $ — $ — $ 296,721
Principal LifeTime 2040 Account
Investment Companies* 175,513 — — 175,513
Total investments in securities $ 175,513 $ — $ — $ 175,513
Principal LifeTime 2050 Account
Investment Companies* 82,363 — — 82,363
Total investments in securities $ 82,363 $ — $ — $ 82,363
Principal LifeTime 2060 Account
Investment Companies* 29,548 — — 29,548
Total investments in securities $ 29,548 $ — $ — $ 29,548
Principal LifeTime Strategic Income Account
Investment Companies* 53,523 — — 53,523
Total investments in securities $ 53,523 $ — $ — $ 53,523
Real Estate Securities Account
Common Stocks* 249,050 — — 249,050
Investment Companies* 6,031 — — 6,031
Total investments in securities $ 255,081 $ — $ — $ 255,081
SAM Balanced Portfolio
Investment Companies* 585,148 — — 585,148
Total investments in securities $ 585,148 $ — $ — $ 585,148
SAM Conservative Balanced Portfolio
Investment Companies* 163,405 — — 163,405
Total investments in securities $ 163,405 $ — $ — $ 163,405
SAM Conservative Growth Portfolio
Investment Companies* 408,522 — — 408,522
Total investments in securities $ 408,522 $ — $ — $ 408,522
SAM Flexible Income Portfolio
Investment Companies* 127,271 — — 127,271
Total investments in securities $ 127,271 $ — $ — $ 127,271
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2024

*For additional detail regarding sector and/or sub-industry classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the year, there were no Funds which had a significant Level 3 balance. During the year, there were no significant purchases, sales, or transfers into or out of Level 3.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SAM Strategic Growth Portfolio
Investment Companies* $ 450,792 $ — $ — $ 450,792
Total investments in securities $ 450,792 $ — $ — $ 450,792
Short-Term Income Account
Bonds* — 123,712 — 123,712
Investment Companies* 8,879 — — 8,879
U.S. Government & Government Agency Obligations* — 2,817 — 2,817
Total investments in securities $ 8,879 $ 126,529 $ — $ 135,408
Derivative Liabilities
Interest Rate Contracts
Futures** (68) — — (68)
SmallCap Account
Common Stocks* 170,856 — — 170,856
Investment Companies* 730 — — 730
Total investments in securities $ 171,586 $ — $ — $ 171,586
U.S. LargeCap Buffer April Account
Investment Companies* 34,617 — — 34,617
Purchased Options — 5,429 — 5,429
Total investments in securities $ 34,617 $ 5,429 $ — $ 40,046
Derivative Liabilities
Equity Contracts
Written Options — (611) — (611)
U.S. LargeCap Buffer January Account
Investment Companies* 24,827 — — 24,827
Purchased Options — 4,782 — 4,782
Total investments in securities $ 24,827 $ 4,782 $ — $ 29,609
Derivative Liabilities
Equity Contracts
Written Options — (1,051) — (1,051)
U.S. LargeCap Buffer July Account
Investment Companies* 39,605 — — 39,605
Purchased Options — 6,266 — 6,266
Total investments in securities $ 39,605 $ 6,266 $ — $ 45,871
Derivative Liabilities
Equity Contracts
Written Options — (834) — (834)
U.S. LargeCap Buffer October Account
Investment Companies* 87,926 — — 87,926
Purchased Options — 14,608 — 14,608
Total investments in securities $ 87,926 $ 14,608 $ — $ 102,534
Derivative Liabilities
Equity Contracts
Written Options — (2,632) — (2,632)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2024

5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Fund’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The management and investment advisory fees schedule for the SAM Portfolios is
.25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The Principal LifeTime Funds do not pay management and investment advisory fees. The annual rates used in this calculation for each of the other Funds are as follows:
The Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the fund's management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result
Net Assets of Fund (in millions)
First $100 Next $100 Next $100 Next $100 Thereafter
Core Plus Bond Account .50% .45% .40% .35% .30%
Government & High Quality Bond Account .50 .48 .46 .45 .44
LargeCap Growth Account I .80 .75 .70 .65 .60
Real Estate Securities Account .79 .77 .73 .70 .68
SmallCap Account .85 .80 .75 .70 .65
Net Assets of Fund (in millions)
First $100 Next $100 Next $100 Next $100 Next $300 Next $300 Thereafter
Equity Income Account .60% .55% .50% .45% .40% .39% .38%
MidCap Account .65 .60 .55 .50 .45 .44 .43
Net Assets of Fund (in millions)
First $250 Next $250 Next $250 Next $250 Thereafter
Diversified International Account .81% .78% .75% .70% .65%
Global Emerging Markets Account 1.00 .98 .96 .95 .90
Net Assets of Fund (in millions)
First $500 Over $500
Blue Chip Account .60% .55%
Principal Capital Appreciation Account .625 .500
Short-Term Income Account .40 .39
Net Assets of Fund (in billions)
First $3 Over $3
Diversified Growth Account .05% .04%
LargeCap S&P 500 Index Account .20 .18
All Net Assets
Bond Market Index Account .14%
Diversified Balanced Account .05
Diversified Balanced Adaptive Allocation Account .12
Diversified Balanced Strategic Allocation Account .05
Diversified Growth Adaptive Allocation Account .12
Diversified Growth Strategic Allocation Account .05
Diversified Income Account .05
LargeCap S&P 500 Managed Volatility Index Account .35
U.S. LargeCap Buffer January Account .69
U.S. LargeCap Buffer April Account .69
U.S. LargeCap Buffer July Account .69
U.S. LargeCap Buffer October Account .69
Period from January 1, 2024 through December 31, 2024
Expiration
LargeCap Growth Account I .016% April 30, 2025

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2024

in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
* Prior to May 1, 2024, there was no contractual limit.
Distribution Fees. Class 2 and Class 3 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 and Class 3 shares of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual distribution fee rate is .25%.
Administrative Service Fees. Class 3 shares of the Funds bear administrative service fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 3 shares of each of the Funds. Administration service fees are paid to Principal Shareholder Services, Inc. (an affiliate of the Manager), the principal administrator of the Funds. The annual administrative service fee rate is .15%.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Affiliated Ownership. At December 31, 2024, the Manager, Principal National Life Insurance Company (an affiliate of the Manager), Principal
Life Insurance Company (an affiliate of the Manager), Principal Financial Services, Inc. (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):
Period from January 1, 2024 through December 31, 2024
Class 1 Class 2 Class 3 Expiration
Blue Chip Account N/A N/A 1.05% April 30, 2025
Diversified Balanced Account N/A N/A .48* April 30, 2025
Diversified Balanced Adaptive Allocation Account N/A N/A .55* April 30, 2025
Diversified Balanced Strategic Allocation Account N/A .31% .48* April 30, 2025
Diversified Growth Account N/A N/A .48* April 30, 2025
Diversified Growth Adaptive Allocation Account N/A N/A .55* April 30, 2025
Diversified Growth Strategic Allocation Account N/A N/A .48* April 30, 2025
Diversified Income Account N/A N/A .48* April 30, 2025
Equity Income Account N/A N/A .91* April 30, 2025
LargeCap Growth Account I .69 N/A N/A April 30, 2025
U.S. LargeCap Buffer January Account N/A .95 N/A April 30, 2025
U.S. LargeCap Buffer April Account N/A .95 N/A April 30, 2025
U.S. LargeCap Buffer July Account N/A .95 N/A April 30, 2025
U.S. LargeCap Buffer October Account N/A .95 N/A April 30, 2025
Class 1 Class 2 Class 3
Blue Chip Account N/A N/A 1,364
Bond Market Index Account 4,417 N/A N/A
Core Plus Bond Account 21,232 N/A N/A
Diversified Balanced Account 2,316 39,358 —
Diversified Balanced Adaptive Allocation Account N/A 19,105 1
Diversified Balanced Strategic Allocation Account N/A 9,266 1
Diversified Growth Account N/A 128,754 —
Diversified Growth Adaptive Allocation Account N/A 116,045 1
Diversified Growth Strategic Allocation Account N/A 18,343 1
Diversified Income Account N/A 16,575 —
Diversified International Account 15,417 N/A N/A
Equity Income Account 10,847 612 —
Global Emerging Markets Account 4,270 N/A N/A
Government & High Quality Bond Account 10,956 N/A N/A
LargeCap Growth Account I 13,144 N/A N/A
LargeCap S&P 500 Index Account 32,325 2,825 N/A
MidCap Account 8,126 360 N/A
Principal Capital Appreciation Account 2,815 398 N/A
Principal LifeTime 2020 Account 11,281 N/A N/A
Principal LifeTime 2030 Account 21,682 N/A N/A
Principal LifeTime 2040 Account 9,769 N/A N/A
Principal LifeTime 2050 Account 4,646 N/A N/A
Principal LifeTime 2060 Account 1,710 N/A N/A
Principal LifeTime Strategic Income Account 4,679 N/A N/A
Real Estate Securities Account 6,479 527 N/A
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2024

6. Investment Transactions
For the year ended December 31, 2024, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
For the year ended December 31, 2024, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):
Class 1 Class 2 Class 3
SAM Balanced Portfolio 26,699 2,754 N/A
SAM Conservative Balanced Portfolio 10,988 1,336 N/A
SAM Conservative Growth Portfolio 8,506 1,303 N/A
SAM Flexible Income Portfolio 8,213 2,238 N/A
SAM Strategic Growth Portfolio 8,195 982 N/A
Short-Term Income Account 52,088 N/A N/A
SmallCap Account 10,125 312 N/A
U.S. LargeCap Buffer April Account N/A 3,631 N/A
U.S. LargeCap Buffer January Account N/A 5,745 N/A
U.S. LargeCap Buffer July Account N/A 2,852 N/A
U.S. LargeCap Buffer October Account N/A 4,308 N/A
Purchases Sales
Blue Chip Account $ 8,266 $ 4,750
Bond Market Index Account 492,385 672,125
Core Plus Bond Account 263,869 245,473
Diversified Balanced Account 87,797 234,907
Diversified Balanced Adaptive Allocation Account 79,520 96,791
Diversified Balanced Strategic Allocation Account 18,440 43,167
Diversified Growth Account 375,539 1,262,641
Diversified Growth Adaptive Allocation Account 615,781 593,904
Diversified Growth Strategic Allocation Account 54,801 115,310
Diversified Income Account 48,370 87,270
Diversified International Account 68,910 88,430
Equity Income Account 138,831 197,082
Global Emerging Markets Account 40,055 45,909
Government & High Quality Bond Account 173,870 172,483
LargeCap Growth Account I 250,114 326,417
LargeCap S&P 500 Index Account 66,597 836,211
LargeCap S&P 500 Managed Volatility Index Account 17,708 80,264
MidCap Account 135,878 169,065
Principal Capital Appreciation Account 90,372 99,133
Principal LifeTime 2020 Account 57,267 66,621
Principal LifeTime 2030 Account 161,660 148,290
Principal LifeTime 2040 Account 88,855 69,884
Principal LifeTime 2050 Account 43,919 35,873
Principal LifeTime 2060 Account 18,125 10,880
Principal LifeTime Strategic Income Account 22,700 25,698
Real Estate Securities Account 157,932 60,373
SAM Balanced Portfolio 115,136 165,874
SAM Conservative Balanced Portfolio 38,693 48,760
SAM Conservative Growth Portfolio 84,022 101,839
SAM Flexible Income Portfolio 28,865 41,714
SAM Strategic Growth Portfolio 94,455 88,928
Short-Term Income Account 53,495 51,033
SmallCap Account 58,820 73,541
U.S. LargeCap Buffer April Account 77,871 73,499
U.S. LargeCap Buffer January Account 57,914 66,028
U.S. LargeCap Buffer July Account 66,418 106,195
U.S. LargeCap Buffer October Account 70,127 14,396
Purchases Sales
Bond Market Index Account $ 656,331 $ 705,400
Core Plus Bond Account 110,774 124,506
Government & High Quality Bond Account 159,616 159,093
Short-Term Income Account 9,421 20,278
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2024

7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended December 31, 2024 and December 31,
2023 were as follows (amounts in thousands):
*The Funds designate these distributions as long-term capital gain dividends per Internal Revenue Code Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a
20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of December 31, 2024, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Ordinary Income
Long-Term Capital
Gain*
2024 2023 2024 2023
Bond Market Index Account $ 71,809 $ 57,065 $ — $ —
Core Plus Bond Account 6,636 5,692 — —
Diversified Balanced Account 15,468 12,813 17,859 45,813
Diversified Balanced Adaptive Allocation Account 4,594 2,935 2,330 1,785
Diversified Balanced Strategic Allocation Account 2,564 2,143 2,931 6,252
Diversified Growth Account 66,307 49,204 68,231 197,808
Diversified Growth Adaptive Allocation Account 28,994 16,064 19,175 20,322
Diversified Growth Strategic Allocation Account 5,335 4,088 8,501 17,109
Diversified Income Account 5,674 4,713 3,707 9,737
Diversified International Account 8,034 3,137 — —
Equity Income Account 14,405 14,295 6,720 28,580
Global Emerging Markets Account 1,362 1,657 — —
Government & High Quality Bond Account 3,581 2,868 — —
LargeCap Growth Account I 1,574 — 29,157 25,448
LargeCap S&P 500 Index Account 43,127 37,377 161,782 110,091
LargeCap S&P 500 Managed Volatility Index Account 2,622 2,240 16,065 10,477
MidCap Account 1,464 — 54,930 14,148
Principal Capital Appreciation Account 1,951 1,315 5,877 10,892
Principal LifeTime 2020 Account 4,259 3,911 1,759 2,270
Principal LifeTime 2030 Account 6,402 4,518 2,962 5,367
Principal LifeTime 2040 Account 2,914 1,847 2,151 3,452
Principal LifeTime 2050 Account 1,211 735 1,159 1,933
Principal LifeTime 2060 Account 341 193 356 510
Principal LifeTime Strategic Income Account 1,423 666 108 237
Real Estate Securities Account 3,490 2,883 4,526 5,371
SAM Balanced Portfolio 11,726 13,327 — 24,359
SAM Conservative Balanced Portfolio 4,161 4,553 — 1,138
SAM Conservative Growth Portfolio 5,689 6,137 — 19,108
SAM Flexible Income Portfolio 3,952 4,524 — —
SAM Strategic Growth Portfolio 4,374 4,835 — 13,604
Short-Term Income Account 4,673 2,441 — —
SmallCap Account 745 477 3,292 —
U.S. LargeCap Buffer April Account 4,354 2,805 — —
U.S. LargeCap Buffer January Account 35 1,884 — —
U.S. LargeCap Buffer July Account 864 1,988 — 684
U.S. LargeCap Buffer October Account 76 1,373 — —
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Account $ — $ — $ (127) $ 5,654 $ — $ 5,527
Bond Market Index Account 79,090 — (142,491) (218,437) — (281,838)
Core Plus Bond Account 8,747 — (30,141) (8,547) (20) (29,961)
Diversified Balanced Account 15,784 60,796 — 137,017 — 213,597
Diversified Balanced Adaptive Allocation Account 7,882 12,874 — 307 (20) 21,043
Diversified Balanced Strategic Allocation Account 2,990 7,309 — 10,538 — 20,837
Diversified Growth Account 57,230 317,146 — 706,268 — 1,080,644
Diversified Growth Adaptive Allocation Account 44,451 88,474 — 79,811 (294) 212,442
Diversified Growth Strategic Allocation Account 6,286 19,630 — 38,185 — 64,101

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2024

*Represents book-to-tax accounting differences.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of December 31, 2024, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization
Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained. For the year ended
December 31, 2024, the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund's taxable year subsequent to October 31. For the taxable year ended December 31, 2024 , the Funds do not plan to defer any late-year losses.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Diversified Income Account $ 5,721 $ 9,387 $ — $ 14,591 $ — $ 29,699
Diversified International Account 6,135 15,690 — 36,065 — 57,890
Equity Income Account 14,262 65,459 — 335,476 — 415,197
Global Emerging Markets Account 476 858 — 6,451 — 7,785
Government & High Quality Bond Account 3,875 — (27,707) (9,060) — (32,892)
LargeCap Growth Account I 328 93,211 — 223,596 — 317,135
LargeCap S&P 500 Index Account 38,317 413,113 — 1,356,273 (24) 1,807,679
LargeCap S&P 500 Managed Volatility Index Account 2,041 27,911 — 69,391 (5,409) 93,934
MidCap Account 1,153 76,633 — 267,405 — 345,191
Principal Capital Appreciation Account 3,517 16,025 — 114,777 — 134,319
Principal LifeTime 2020 Account 4,349 5,545 — 2,140 — 12,034
Principal LifeTime 2030 Account 7,875 14,316 — 13,335 — 35,526
Principal LifeTime 2040 Account 3,597 10,548 — 13,052 — 27,197
Principal LifeTime 2050 Account 1,455 5,708 — 7,626 — 14,789
Principal LifeTime 2060 Account 546 1,793 — 1,528 — 3,867
Principal LifeTime Strategic Income Account 1,674 1,333 — (1,934) — 1,073
Real Estate Securities Account 4,220 8,679 — 9,074 — 21,973
SAM Balanced Portfolio 14,395 39,889 — 98,320 — 152,604
SAM Conservative Balanced Portfolio 4,416 3,604 — 15,680 — 23,700
SAM Conservative Growth Portfolio 6,629 28,848 — 92,220 — 127,697
SAM Flexible Income Portfolio 4,088 — (4,075) 2,299 — 2,312
SAM Strategic Growth Portfolio 5,885 34,541 — 101,657 — 142,083
Short-Term Income Account 5,548 — (2,274) (1,268) — 2,006
SmallCap Account 3,137 6,107 — 34,585 — 43,829
U.S. LargeCap Buffer April Account 249 — — 4,208 (26) 4,431
U.S. LargeCap Buffer January Account 6,592 — — 2,342 (37) 8,897
U.S. LargeCap Buffer July Account 5,885 183 — 2,592 (5) 8,655
U.S. LargeCap Buffer October Account 986 2,710 — 4,192 — 7,888
Short-Term Long-Term Total
Blue Chip Account $ 127 $ — $ 127
Bond Market Index Account 33,207 109,284 142,491
Core Plus Bond Account 8,680 21,461 30,141
Government & High Quality Bond Account 8,640 19,067 27,707
SAM Flexible Income Portfolio 1,739 2,336 4,075
Short-Term Income Account 1,234 1,040 2,274
Short-Term
Utilized
Long-Term
Utilized
Blue Chip Account $ 376 $ —
Bond Market Index Account 1,432 —
Diversified International Account 1,883 —
Global Emerging Markets Account 2,110 1,157
Government & High Quality Bond Account 15 —
SAM Balanced Portfolio 1,569 —
SAM Conservative Balanced Portfolio 1,068 1,934
SAM Conservative Growth Portfolio 2,203 3,934
SAM Flexible Income Portfolio 548 3,060
SAM Strategic Growth Portfolio 1,788 107
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2024

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended December 31, 2024, the Funds recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. As of December 31, 2024, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Blue Chip Account $ 85 $ (85)
Diversified Balanced Account (11,683) 11,683
Diversified Balanced Adaptive Allocation Account (1,350) 1,350
Diversified Balanced Strategic Allocation Account (2,890) 2,890
Diversified Growth Account (88,879) 88,879
Diversified Growth Adaptive Allocation Account (4,393) 4,393
Diversified Growth Strategic Allocation Account (8,382) 8,382
Diversified Income Account (2,896) 2,896
Diversified International Account (1,619) 1,619
Equity Income Account (6,053) 6,053
LargeCap Growth Account I (8,460) 8,460
LargeCap S&P 500 Index Account (108,401) 108,401
LargeCap S&P 500 Managed Volatility Index Account (6,850) 6,850
MidCap Account (10,563) 10,563
Principal Capital Appreciation Account (2,124) 2,124
Principal LifeTime 2020 Account (1,399) 1,399
Principal LifeTime 2030 Account (1,856) 1,856
Principal LifeTime 2040 Account (817) 817
Principal LifeTime 2050 Account (388) 388
Principal LifeTime 2060 Account (98) 98
SAM Balanced Portfolio (3,420) 3,420
SAM Conservative Growth Portfolio (1,016) 1,016
SAM Strategic Growth Portfolio (772) 772
SmallCap Account (801) 801
U.S. LargeCap Buffer April Account (2,339) 2,339
U.S. LargeCap Buffer July Account (4,071) 4,071
U.S. LargeCap Buffer October Account (271) 271
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Account $ 6,296 $ (642) $ 5,654 $ 18,216
Bond Market Index Account 3,146 (221,583) (218,437) 2,411,844
Core Plus Bond Account 1,273 (9,820) (8,547) 234,833
Diversified Balanced Account 173,590 (36,573) 137,017 485,376
Diversified Balanced Adaptive Allocation Account 16,800 (16,493) 307 234,796
Diversified Balanced Strategic Allocation Account 18,729 (8,191) 10,538 102,029
Diversified Growth Account 821,515 (115,247) 706,268 1,678,373
Diversified Growth Adaptive Allocation Account 150,076 (70,265) 79,811 1,470,820
Diversified Growth Strategic Allocation Account 51,212 (13,027) 38,185 205,234
Diversified Income Account 35,553 (20,962) 14,591 199,861
Diversified International Account 48,011 (11,904) 36,107 208,877
Equity Income Account 349,992 (14,516) 335,476 354,730
Global Emerging Markets Account 12,815 (6,183) 6,632 59,265
Government & High Quality Bond Account 1,065 (10,125) (9,060) 144,733
LargeCap Growth Account I 237,729 (14,133) 223,596 416,744
LargeCap S&P 500 Index Account 1,431,597 (75,324) 1,356,273 1,286,967
LargeCap S&P 500 Managed Volatility Index Account 73,864 (4,473) 69,391 78,749
MidCap Account 280,159 (12,754) 267,405 428,231
Principal Capital Appreciation Account 117,076 (2,299) 114,777 107,448
Principal LifeTime 2020 Account 16,308 (14,168) 2,140 143,297
Principal LifeTime 2030 Account 32,210 (18,875) 13,335 283,386
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2024

8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Principal LifeTime 2040 Account $ 20,930 $ (7,878) $ 13,052 $ 162,461
Principal LifeTime 2050 Account 11,038 (3,412) 7,626 74,737
Principal LifeTime 2060 Account 2,710 (1,182) 1,528 28,020
Principal LifeTime Strategic Income Account 3,710 (5,644) (1,934) 55,457
Real Estate Securities Account 23,167 (14,093) 9,074 246,007
SAM Balanced Portfolio 120,028 (21,708) 98,320 486,828
SAM Conservative Balanced Portfolio 24,424 (8,744) 15,680 147,725
SAM Conservative Growth Portfolio 103,213 (10,993) 92,220 316,302
SAM Flexible Income Portfolio 10,640 (8,341) 2,299 124,972
SAM Strategic Growth Portfolio 111,469 (9,812) 101,657 349,135
Short-Term Income Account 691 (1,959) (1,268) 136,608
SmallCap Account 47,474 (12,889) 34,585 137,001
U.S. LargeCap Buffer April Account 4,227 (19) 4,208 35,227
U.S. LargeCap Buffer January Account 2,392 (50) 2,342 26,216
U.S. LargeCap Buffer July Account 3,416 (824) 2,592 42,445
U.S. LargeCap Buffer October Account 4,312 (120) 4,192 95,710
7. Federal Tax Information (continued)

Schedule of Investments
Blue Chip Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 1 .66 % Shares Held Value (000's)
Money Market Funds - 1 .66%
Principal Government Money Market Fund - Class
R-6 4.37%
(a),(b)
393,102 $ 393
TOTAL INVESTMENT COMPANIES $ 393
COMMON STOCKS - 99 .34 % Shares Held Value (000's)
Aerospace & Defense - 6 .40%
HEICO Corp - Class A 1,908 $ 355
TransDigm Group Inc 912 1,156
$ 1,511
Building Materials - 1 .02%
Vulcan Materials Co 933 240
Chemicals - 2 .01%
Linde PLC 770 323
Sherwin-Williams Co/The 445 151
$ 474
Commercial Services - 0 .50%
Moody's Corp 251 119
Computers - 0 .67%
Gartner Inc
(c)
328 159
Distribution & Wholesale - 2 .15%
Copart Inc
(c)
8,838 507
Diversified Financial Services - 11 .78%
Brookfield Asset Management Ltd 1,437 78
Charles Schwab Corp/The 6,590 488
Mastercard Inc 2,152 1,133
Visa Inc 3,433 1,085
$ 2,784
Electronics - 0 .42%
Amphenol Corp 1,439 100
Healthcare - Products - 5 .87%
Danaher Corp 3,183 730
IDEXX Laboratories Inc
(c)
256 106
Intuitive Surgical Inc
(c)
168 88
Thermo Fisher Scientific Inc 892 464
$ 1,388
Insurance - 4 .12%
Arthur J Gallagher & Co 373 106
Progressive Corp/The 3,624 868
$ 974
Internet - 21 .26%
Airbnb Inc
(c)
1,786 235
Alphabet Inc - A Shares 3,118 590
Alphabet Inc - C Shares 4,925 938
Amazon.com Inc
(c)
9,908 2,174
Netflix Inc
(c)
1,220 1,087
$ 5,024
Lodging - 3 .06%
Hilton Worldwide Holdings Inc 2,928 724
Pharmaceuticals - 2 .08%
Zoetis Inc 3,022 492
Private Equity - 7 .86%
Brookfield Corp 20,457 1,175
KKR & Co Inc 4,613 683
$ 1,858
Real Estate - 1 .77%
CoStar Group Inc
(c)
5,853 419
Retail - 3 .40%
Costco Wholesale Corp 290 266
O'Reilly Automotive Inc
(c)
454 538
$ 804
Semiconductors - 2 .72%
Broadcom Inc 987 229
NVIDIA Corp 3,080 413
$ 642
Software - 22 .25%
Cadence Design Systems Inc
(c)
3,005 903
Constellation Software Inc/Canada 41 127
Intuit Inc 1,348 847
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Microsoft Corp 6,047 $ 2,549
MSCI Inc 270 162
Roper Technologies Inc 1,184 615
Veeva Systems Inc
(c)
260 55
$ 5,258
TOTAL COMMON STOCKS $ 23,477
Total Investments $ 23,870
Other Assets and Liabilities -  (1.00)% (237)
TOTAL NET ASSETS - 100.00% $ 23,633
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
Blue Chip Account
December 31, 2024
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.37% $ 110 $ 6,404 $ 6,121 $ 393
$ 110 $ 6,404 $ 6,121 $ 393
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.37% $ 7 $ — $ — $ —
$ 7 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 2 .17 % Shares Held Value (000's)
Money Market Funds - 2 .17%
BlackRock Liquidity FedFund - Institutional Class
4.34%
(a),(b)
745,333 $ 745
Principal Government Money Market Fund - Class
R-6 4.37%
(a),(b),(c)
46,078,062 46,078
$ 46,823
TOTAL INVESTMENT COMPANIES $ 46,823
BONDS - 28 .83%
Principal
Amount (000's) Value (000's)
Advertising - 0 .03%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 190 $ 162
Omnicom Group Inc
2.45%, 04/30/2030 160 141
2.60%, 08/01/2031 295 252
$ 555
Aerospace & Defense - 0 .52%
Boeing Co/The
2.75%, 02/01/2026 175 171
2.95%, 02/01/2030 170 152
3.25%, 02/01/2028 325 306
3.25%, 02/01/2035 170 135
3.63%, 02/01/2031 175 159
3.75%, 02/01/2050 235 160
3.95%, 08/01/2059 315 208
5.04%, 05/01/2027 310 311
5.15%, 05/01/2030 310 306
5.71%, 05/01/2040 310 295
5.81%, 05/01/2050 505 470
5.88%, 02/15/2040 154 149
6.26%, 05/01/2027 125 128
6.30%, 05/01/2029 300 311
6.53%, 05/01/2034 60 63
6.86%, 05/01/2054 230 244
General Dynamics Corp
1.15%, 06/01/2026 195 186
2.25%, 06/01/2031 195 166
3.50%, 04/01/2027 160 157
3.75%, 05/15/2028 300 291
4.25%, 04/01/2040 160 140
L3Harris Technologies Inc
1.80%, 01/15/2031 90 74
2.90%, 12/15/2029 60 54
5.05%, 06/01/2029 150 150
5.40%, 01/15/2027 150 152
5.40%, 07/31/2033 150 150
5.50%, 08/15/2054 140 134
5.60%, 07/31/2053 55 53
Lockheed Martin Corp
1.85%, 06/15/2030 55 47
3.55%, 01/15/2026 120 119
3.80%, 03/01/2045 200 158
3.90%, 06/15/2032 100 93
4.07%, 12/15/2042 47 39
4.09%, 09/15/2052 199 157
4.15%, 06/15/2053 100 80
4.50%, 02/15/2029 155 153
4.70%, 12/15/2031 130 128
4.70%, 05/15/2046 25 22
4.75%, 02/15/2034 150 146
5.10%, 11/15/2027 150 152
5.20%, 02/15/2055 130 122
5.20%, 02/15/2064 155 144
5.25%, 01/15/2033 150 152
5.70%, 11/15/2054 150 153
Northrop Grumman Corp
3.20%, 02/01/2027 250 243
3.85%, 04/15/2045 250 195
4.03%, 10/15/2047 300 236
4.70%, 03/15/2033 150 145
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Northrop Grumman Corp (continued)
4.90%, 06/01/2034 $ 155 $ 151
4.95%, 03/15/2053 115 103
RTX Corp
1.90%, 09/01/2031 170 139
2.25%, 07/01/2030 160 139
2.38%, 03/15/2032 195 162
2.82%, 09/01/2051 175 106
3.03%, 03/15/2052 195 123
3.50%, 03/15/2027 250 244
3.75%, 11/01/2046 30 23
4.05%, 05/04/2047 150 118
4.13%, 11/16/2028 435 423
4.15%, 05/15/2045 40 32
4.35%, 04/15/2047 40 33
4.50%, 06/01/2042 375 324
4.63%, 11/16/2048 210 178
5.00%, 02/27/2026 110 110
5.15%, 02/27/2033 110 109
5.38%, 02/27/2053 85 81
5.75%, 11/08/2026 150 153
5.75%, 01/15/2029 150 155
6.10%, 03/15/2034 185 195
6.40%, 03/15/2054 185 201
$ 11,261
Agriculture - 0 .36%
Altria Group Inc
2.45%, 02/04/2032 190 156
3.40%, 05/06/2030 325 298
3.70%, 02/04/2051 190 129
3.88%, 09/16/2046 60 43
4.00%, 02/04/2061
(d)
190 133
4.80%, 02/14/2029 63 62
5.80%, 02/14/2039 380 375
Archer-Daniels-Midland Co
2.70%, 09/15/2051 195 117
2.90%, 03/01/2032 390 337
4.50%, 08/15/2033 125 119
BAT Capital Corp
2.26%, 03/25/2028 170 156
2.73%, 03/25/2031 170 147
3.46%, 09/06/2029 245 228
3.56%, 08/15/2027 211 204
3.98%, 09/25/2050 170 120
4.54%, 08/15/2047 325 256
5.83%, 02/20/2031 115 118
6.42%, 08/02/2033 155 164
7.08%, 08/02/2043 155 167
7.08%, 08/02/2053 75 82
BAT International Finance PLC
1.67%, 03/25/2026 170 164
5.93%, 02/02/2029 305 314
Bunge Ltd Finance Corp
2.75%, 05/14/2031 195 169
Philip Morris International Inc
0.88%, 05/01/2026 175 167
1.75%, 11/01/2030 175 146
2.75%, 02/25/2026 310 303
4.13%, 03/04/2043 300 244
4.25%, 11/10/2044 30 25
4.38%, 11/15/2041 61 52
4.50%, 03/20/2042 400 347
4.63%, 11/01/2029 135 133
4.88%, 02/13/2026 75 75
4.88%, 02/15/2028 150 150
4.88%, 02/13/2029 155 155
4.88%, 11/15/2043 35 31
4.90%, 11/01/2034 135 130

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Philip Morris International Inc (continued)
5.13%, 11/17/2027 $ 255 $ 258
5.25%, 02/13/2034 155 153
5.38%, 02/15/2033 150 150
5.50%, 09/07/2030 305 312
5.63%, 11/17/2029 255 263
5.75%, 11/17/2032 130 134
Reynolds American Inc
5.70%, 08/15/2035 25 25
5.85%, 08/15/2045 415 395
$ 7,706
Airlines - 0 .02%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 128 116
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 234 216
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 03/03/2028 100 98
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 63 55
$ 485
Apparel - 0 .03%
NIKE Inc
2.75%, 03/27/2027 160 154
3.25%, 03/27/2040 160 124
3.38%, 11/01/2046 350 252
3.63%, 05/01/2043 200 157
$ 687
Automobile Manufacturers - 0 .60%
American Honda Finance Corp
1.30%, 09/09/2026 195 184
2.25%, 01/12/2029 200 180
4.60%, 04/17/2030 150 147
4.70%, 01/12/2028 150 150
4.90%, 01/10/2034 155 149
5.05%, 07/10/2031 145 144
5.65%, 11/15/2028 150 154
5.85%, 10/04/2030 115 120
Ford Motor Co
6.10%, 08/19/2032 225 224
Ford Motor Credit Co LLC
2.70%, 08/10/2026 225 216
5.13%, 11/05/2026 275 274
5.30%, 09/06/2029 275 270
5.80%, 03/05/2027 305 308
5.80%, 03/08/2029 300 300
5.85%, 05/17/2027 300 303
6.05%, 03/05/2031 305 304
6.05%, 11/05/2031 200 198
6.80%, 11/07/2028 300 311
7.12%, 11/07/2033 300 313
7.35%, 11/04/2027 225 236
General Motors Co
5.00%, 10/01/2028 400 398
5.00%, 04/01/2035 200 188
5.40%, 04/01/2048 360 316
6.75%, 04/01/2046 25 26
General Motors Financial Co Inc
1.25%, 01/08/2026 190 183
1.50%, 06/10/2026 190 181
2.35%, 02/26/2027 380 360
2.35%, 01/08/2031 190 159
2.40%, 04/10/2028 190 175
2.40%, 10/15/2028 175 159
2.70%, 06/10/2031 190 161
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Financial Co Inc (continued)
4.35%, 01/17/2027 $ 305 $ 301
4.90%, 10/06/2029 135 133
5.35%, 07/15/2027 150 151
5.40%, 05/08/2027 155 157
5.45%, 09/06/2034
(d)
135 131
5.55%, 07/15/2029 300 303
5.60%, 06/18/2031 150 151
5.80%, 01/07/2029 305 311
6.00%, 01/09/2028 150 154
6.40%, 01/09/2033 150 155
Honda Motor Co Ltd
2.53%, 03/10/2027 390 373
Mercedes-Benz Finance North America LLC
8.50%, 01/18/2031 127 148
PACCAR Financial Corp
4.45%, 08/06/2027 140 140
4.60%, 01/31/2029 150 150
5.00%, 05/13/2027 150 152
Toyota Motor Corp
1.34%, 03/25/2026 385 370
3.67%, 07/20/2028 200 194
5.12%, 07/13/2028 150 152
Toyota Motor Credit Corp
1.15%, 08/13/2027 165 151
1.65%, 01/10/2031 190 157
1.90%, 01/13/2027 200 190
1.90%, 09/12/2031 195 160
4.35%, 10/08/2027 135 134
4.45%, 06/29/2029 155 153
4.55%, 09/20/2027 95 95
4.55%, 05/17/2030 295 290
4.60%, 10/10/2031 95 92
4.63%, 01/12/2028 300 299
4.80%, 01/05/2034 210 204
5.00%, 03/19/2027 190 192
5.10%, 03/21/2031 150 151
5.40%, 11/20/2026 225 228
$ 12,913
Automobile Parts & Equipment - 0 .01%
Aptiv Swiss Holdings Ltd
3.25%, 03/01/2032 175 151
Banks - 5 .72%
Banco Santander SA
1.85%, 03/25/2026 400 385
2.75%, 12/03/2030 400 339
3.22%, 11/22/2032
(e)
200 170
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.49%, 05/28/2030 200 182
5.29%, 08/18/2027 200 201
5.44%, 07/15/2031 200 200
5.59%, 08/08/2028 400 405
6.94%, 11/07/2033 400 435
Bank of America Corp
1.66%, 03/11/2027
(e)
365 352
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(e)
380 362
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(e)
370 311
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(e)
340 284
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(e)
190 172
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(e)
380 317
Secured Overnight Financing Rate + 1.22%

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
2.48%, 09/21/2036
(e)
$ 385 $ 314
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(e)
320 281
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.55%, 02/04/2028
(e)
390 372
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(e)
355 300
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(e)
205 177
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(e)
670 465
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(e)
450 277
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(e)
390 335
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(e)
380 242
Secured Overnight Financing Rate + 1.56%
3.19%, 07/23/2030
(e)
335 309
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
3.25%, 10/21/2027 40 39
3.31%, 04/22/2042
(e)
380 284
Secured Overnight Financing Rate + 1.58%
3.42%, 12/20/2028
(e)
536 514
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.48%, 03/13/2052
(e)
190 134
Secured Overnight Financing Rate + 1.65%
3.50%, 04/19/2026 345 340
3.59%, 07/21/2028
(e)
500 484
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
3.82%, 01/20/2028
(e)
400 392
CME Term Secured Overnight Financing
Rate 3 Month + 1.84%
3.97%, 02/07/2030
(e)
250 240
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.18%, 11/25/2027 235 231
4.27%, 07/23/2029
(e)
360 351
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.33%, 03/15/2050
(e)
310 254
CME Term Secured Overnight Financing
Rate 3 Month + 1.78%
4.38%, 04/27/2028
(e)
235 232
Secured Overnight Financing Rate + 1.58%
4.57%, 04/27/2033
(e)
290 276
Secured Overnight Financing Rate + 1.83%
5.00%, 01/21/2044 25 23
5.02%, 07/22/2033
(e)
340 333
Secured Overnight Financing Rate + 2.16%
5.08%, 01/20/2027
(e)
255 256
Secured Overnight Financing Rate + 1.29%
5.20%, 04/25/2029
(e)
295 296
Secured Overnight Financing Rate + 1.63%
5.29%, 04/25/2034
(e)
295 292
Secured Overnight Financing Rate + 1.91%
5.43%, 08/15/2035
(e)
210 204
Secured Overnight Financing Rate + 1.91%
5.47%, 01/23/2035
(e)
185 185
Secured Overnight Financing Rate + 1.65%
5.52%, 10/25/2035
(e)
215 210
Secured Overnight Financing Rate + 1.74%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
5.82%, 09/15/2029
(e)
$ 305 $ 313
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(e)
305 313
Secured Overnight Financing Rate + 1.84%
5.88%, 02/07/2042 228 238
5.93%, 09/15/2027
(e)
305 310
Secured Overnight Financing Rate + 1.34%
6.11%, 01/29/2037 400 414
7.75%, 05/14/2038 250 292
Bank of America NA
5.53%, 08/18/2026 260 263
6.00%, 10/15/2036 250 260
Bank of Montreal
0.95%, 01/22/2027
(e)
190 182
Secured Overnight Financing Rate + 0.60%
3.09%, 01/10/2037
(e)
400 332
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
4.64%, 09/10/2030
(d),(e)
275 270
Secured Overnight Financing Rate + 1.25%
4.70%, 09/14/2027 105 105
5.30%, 06/05/2026 150 151
5.37%, 06/04/2027 220 223
5.72%, 09/25/2028 305 313
Bank of New York Mellon Corp/The
0.75%, 01/28/2026 185 178
1.65%, 07/14/2028 150 136
2.05%, 01/26/2027 200 190
2.50%, 01/26/2032 200 170
3.99%, 06/13/2028
(e)
175 172
Secured Overnight Financing Rate + 1.15%
4.54%, 02/01/2029
(e)
110 109
Secured Overnight Financing Rate + 1.17%
4.89%, 07/21/2028
(e)
145 146
Secured Overnight Financing Rate + 0.84%
4.95%, 04/26/2027
(e)
110 110
Secured Overnight Financing Rate + 1.03%
4.97%, 04/26/2034
(e)
110 108
Secured Overnight Financing Rate + 1.61%
5.06%, 07/22/2032
(e)
145 145
Secured Overnight Financing Rate + 1.23%
5.19%, 03/14/2035
(e)
195 193
Secured Overnight Financing Rate + 1.42%
5.83%, 10/25/2033
(e)
150 155
Secured Overnight Financing Rate + 2.07%
6.32%, 10/25/2029
(e)
295 310
Secured Overnight Financing Rate + 1.60%
Bank of Nova Scotia/The
1.05%, 03/02/2026 190 182
1.30%, 09/15/2026 195 184
2.15%, 08/01/2031 190 158
2.70%, 08/03/2026 170 165
4.74%, 11/10/2032
(d),(e)
135 131
Secured Overnight Financing Rate + 1.44%
4.85%, 02/01/2030 245 243
5.35%, 12/07/2026 155 157
5.40%, 06/04/2027 300 305
Barclays PLC
2.28%, 11/24/2027
(e)
220 209
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.65%, 06/24/2031
(e)
320 278
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
2.67%, 03/10/2032
(e)
200 169
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC (continued)
3.56%, 09/23/2035
(e)
$ 200 $ 177
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(e)
200 155
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.38%, 01/12/2026 200 199
4.84%, 09/10/2028
(e)
200 199
Secured Overnight Financing Rate + 1.34%
4.97%, 05/16/2029
(e)
210 208
3 Month USD LIBOR + 1.90%
5.50%, 08/09/2028
(e)
335 339
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%
5.67%, 03/12/2028
(e)
300 304
Secured Overnight Financing Rate + 1.49%
5.69%, 03/12/2030
(e)
300 303
Secured Overnight Financing Rate + 1.74%
6.22%, 05/09/2034
(e)
295 303
Secured Overnight Financing Rate + 2.98%
6.50%, 09/13/2027
(e)
230 236
Secured Overnight Financing Rate + 1.88%
6.69%, 09/13/2034
(e)
305 323
Secured Overnight Financing Rate + 2.62%
7.44%, 11/02/2033
(e)
305 336
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Canadian Imperial Bank of Commerce
1.25%, 06/22/2026 190 181
4.63%, 09/11/2030
(e)
135 132
Secured Overnight Financing Rate + 1.34%
5.00%, 04/28/2028 145 145
5.26%, 04/08/2029 150 151
5.93%, 10/02/2026 150 153
5.99%, 10/03/2028 150 155
Citibank NA
5.57%, 04/30/2034 300 303
5.80%, 09/29/2028 250 258
Citigroup Inc
1.12%, 01/28/2027
(e)
185 178
Secured Overnight Financing Rate + 0.77%
1.46%, 06/09/2027
(e)
370 352
Secured Overnight Financing Rate + 0.77%
2.52%, 11/03/2032
(e)
175 146
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(e)
520 440
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(e)
320 279
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(e)
315 279
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(e)
195 137
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(e)
155 140
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(e)
185 159
Secured Overnight Financing Rate + 1.35%
3.20%, 10/21/2026 525 511
3.67%, 07/24/2028
(e)
325 315
CME Term Secured Overnight Financing
Rate 3 Month + 1.65%
3.79%, 03/17/2033
(e)
395 355
Secured Overnight Financing Rate + 1.94%
3.89%, 01/10/2028
(e)
400 392
CME Term Secured Overnight Financing
Rate 3 Month + 1.82%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc (continued)
4.07%, 04/23/2029
(e)
$ 240 $ 233
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
4.28%, 04/24/2048
(e)
330 269
CME Term Secured Overnight Financing
Rate 3 Month + 2.10%
4.30%, 11/20/2026 525 520
4.45%, 09/29/2027 20 20
4.54%, 09/19/2030
(e)
270 262
Secured Overnight Financing Rate + 1.34%
4.60%, 03/09/2026 60 60
4.65%, 07/30/2045 222 194
4.66%, 05/24/2028
(e)
365 363
Secured Overnight Financing Rate + 1.89%
4.91%, 05/24/2033
(e)
230 222
Secured Overnight Financing Rate + 2.09%
5.17%, 02/13/2030
(e)
310 310
Secured Overnight Financing Rate + 1.36%
5.30%, 05/06/2044 25 24
5.41%, 09/19/2039
(e)
135 129
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.73%
5.83%, 02/13/2035
(e)
155 154
Secured Overnight Financing Rate + 2.06%
5.88%, 01/30/2042 328 335
6.17%, 05/25/2034
(e)
295 301
Secured Overnight Financing Rate + 2.66%
6.27%, 11/17/2033
(e)
305 320
Secured Overnight Financing Rate + 2.34%
6.63%, 06/15/2032 112 120
6.68%, 09/13/2043 30 33
8.13%, 07/15/2039 132 163
Cooperatieve Rabobank UA
5.25%, 05/24/2041 290 281
5.25%, 08/04/2045
(d)
250 235
Cooperatieve Rabobank UA/NY
4.80%, 01/09/2029 305 305
Deutsche Bank AG/New York NY
1.69%, 03/19/2026 250 241
4.10%, 01/13/2026 200 199
5.00%, 09/11/2030
(e)
275 269
Secured Overnight Financing Rate + 1.70%
5.37%, 09/09/2027 325 330
6.72%, 01/18/2029
(e)
300 311
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(e)
305 314
Secured Overnight Financing Rate + 3.65%
Discover Bank
2.70%, 02/06/2030 250 221
Fifth Third Bancorp
4.06%, 04/25/2028
(e)
150 147
Secured Overnight Financing Rate + 1.36%
5.63%, 01/29/2032
(e)
150 152
Secured Overnight Financing Rate + 1.84%
6.34%, 07/27/2029
(e)
225 233
Secured Overnight Financing Rate + 2.34%
Fifth Third Bank Inc
3.85%, 03/15/2026 350 346
Goldman Sachs Group Inc/The
1.43%, 03/09/2027
(e)
385 370
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(e)
190 180
Secured Overnight Financing Rate + 0.82%
1.95%, 10/21/2027
(e)
400 379
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(e)
475 392
Secured Overnight Financing Rate + 1.09%

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The (continued)
2.38%, 07/21/2032
(e)
$ 285 $ 237
Secured Overnight Financing Rate + 1.25%
2.60%, 02/07/2030 210 186
2.62%, 04/22/2032
(e)
380 324
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(e)
300 286
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(e)
195 165
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(e)
385 267
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(e)
395 340
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(e)
190 138
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(e)
385 287
Secured Overnight Financing Rate + 1.63%
3.81%, 04/23/2029
(e)
625 601
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
3.85%, 01/26/2027 60 59
4.22%, 05/01/2029
(e)
415 404
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.41%, 04/23/2039
(e)
180 159
CME Term Secured Overnight Financing
Rate 3 Month + 1.69%
4.48%, 08/23/2028
(e)
280 277
Secured Overnight Financing Rate + 1.73%
4.69%, 10/23/2030
(e)
265 259
Secured Overnight Financing Rate + 1.14%
4.80%, 07/08/2044 25 22
5.02%, 10/23/2035
(e)
265 254
Secured Overnight Financing Rate + 1.42%
5.05%, 07/23/2030
(e)
315 313
Secured Overnight Financing Rate + 1.21%
5.15%, 05/22/2045 310 286
5.33%, 07/23/2035
(e)
250 245
Secured Overnight Financing Rate + 1.55%
5.56%, 11/19/2045
(e)
270 261
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(e)
265 270
Secured Overnight Financing Rate + 1.27%
5.85%, 04/25/2035
(e)
180 183
Secured Overnight Financing Rate + 1.55%
6.48%, 10/24/2029
(e)
295 309
Secured Overnight Financing Rate + 1.77%
6.56%, 10/24/2034
(e)
145 156
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 530 567
HSBC Holdings PLC
2.01%, 09/22/2028
(e)
335 309
Secured Overnight Financing Rate + 1.73%
2.36%, 08/18/2031
(e)
200 170
Secured Overnight Financing Rate + 1.95%
2.80%, 05/24/2032
(e)
200 170
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(e)
200 176
Secured Overnight Financing Rate + 2.39%
2.87%, 11/22/2032
(e)
400 337
Secured Overnight Financing Rate + 1.41%
3.97%, 05/22/2030
(e)
200 189
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.04%, 03/13/2028
(e)
250 245
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC (continued)
4.58%, 06/19/2029
(e)
$ 365 $ 358
CME Term Secured Overnight Financing
Rate 3 Month + 1.80%
4.76%, 06/09/2028
(e)
200 199
Secured Overnight Financing Rate + 2.11%
4.95%, 03/31/2030 200 198
5.29%, 11/19/2030
(e)
270 268
Secured Overnight Financing Rate + 1.29%
5.40%, 08/11/2033
(e)
335 332
Secured Overnight Financing Rate + 2.87%
5.55%, 03/04/2030
(d),(e)
310 312
Secured Overnight Financing Rate + 1.46%
5.72%, 03/04/2035
(e)
310 312
Secured Overnight Financing Rate + 1.78%
5.73%, 05/17/2032
(e)
300 303
Secured Overnight Financing Rate + 1.52%
5.87%, 11/18/2035
(e)
270 264
Secured Overnight Financing Rate + 1.90%
5.89%, 08/14/2027
(e)
300 304
Secured Overnight Financing Rate + 1.57%
6.10%, 01/14/2042 174 184
6.16%, 03/09/2029
(e)
200 205
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(e)
260 270
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044
(e)
215 227
Secured Overnight Financing Rate + 2.65%
6.50%, 05/02/2036 420 436
6.55%, 06/20/2034
(e)
295 304
Secured Overnight Financing Rate + 2.98%
7.39%, 11/03/2028
(e)
305 323
Secured Overnight Financing Rate + 3.35%
Huntington Bancshares Inc/OH
2.55%, 02/04/2030 110 97
5.27%, 01/15/2031
(e)
135 135
Secured Overnight Financing Rate + 1.28%
Huntington National Bank/The
5.65%, 01/10/2030 305 310
ING Groep NV
1.73%, 04/01/2027
(e)
200 192
Secured Overnight Financing Rate + 1.01%
2.73%, 04/01/2032
(e)
200 172
Secured Overnight Financing Rate + 1.32%
5.34%, 03/19/2030
(e)
300 301
Secured Overnight Financing Rate + 1.44%
6.11%, 09/11/2034
(e)
230 238
Secured Overnight Financing Rate + 2.09%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
380 365
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.47%, 09/22/2027
(e)
155 147
Secured Overnight Financing Rate + 0.77%
1.58%, 04/22/2027
(e)
380 365
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(e)
180 150
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(e)
190 157
Secured Overnight Financing Rate + 1.07%
2.07%, 06/01/2029
(e)
295 268
Secured Overnight Financing Rate + 1.02%
2.18%, 06/01/2028
(e)
265 249
Secured Overnight Financing Rate + 1.89%
2.52%, 04/22/2031
(e)
380 335
Secured Overnight Financing Rate + 2.04%

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
2.53%, 11/19/2041
(e)
$ 180 $ 122
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(e)
390 329
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(e)
190 163
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.74%, 10/15/2030
(e)
260 234
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.95%, 10/01/2026 300 292
2.96%, 05/13/2031
(e)
175 157
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
3.11%, 04/22/2041
(e)
380 282
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.11%, 04/22/2051
(e)
215 142
Secured Overnight Financing Rate + 2.44%
3.30%, 04/01/2026 250 246
3.33%, 04/22/2052
(e)
380 260
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(e)
200 192
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
3.63%, 12/01/2027 25 24
3.88%, 07/24/2038
(e)
200 171
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.96%, 11/15/2048
(e)
400 313
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.01%, 04/23/2029
(e)
270 262
CME Term Secured Overnight Financing
Rate 3 Month + 1.38%
4.03%, 07/24/2048
(e)
30 24
CME Term Secured Overnight Financing
Rate 3 Month + 1.72%
4.20%, 07/23/2029
(e)
300 292
CME Term Secured Overnight Financing
Rate 3 Month + 1.52%
4.25%, 10/01/2027 10 10
4.32%, 04/26/2028
(e)
290 287
Secured Overnight Financing Rate + 1.56%
4.51%, 10/22/2028
(e)
200 198
Secured Overnight Financing Rate + 0.86%
4.57%, 06/14/2030
(e)
295 289
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(e)
390 374
Secured Overnight Financing Rate + 1.80%
4.60%, 10/22/2030
(e)
265 260
Secured Overnight Financing Rate + 1.04%
4.85%, 07/25/2028
(e)
170 170
Secured Overnight Financing Rate + 1.99%
4.85%, 02/01/2044 20 18
4.91%, 07/25/2033
(e)
340 332
Secured Overnight Financing Rate + 2.08%
4.95%, 10/22/2035
(e)
255 246
Secured Overnight Financing Rate + 1.34%
4.95%, 06/01/2045 55 50
4.98%, 07/22/2028
(e)
285 286
Secured Overnight Financing Rate + 0.93%
5.00%, 07/22/2030
(e)
285 284
Secured Overnight Financing Rate + 1.13%
5.01%, 01/23/2030
(e)
365 365
Secured Overnight Financing Rate + 1.31%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
5.04%, 01/23/2028
(e)
$ 350 $ 351
Secured Overnight Financing Rate + 1.19%
5.29%, 07/22/2035
(e)
215 213
Secured Overnight Financing Rate + 1.46%
5.30%, 07/24/2029
(e)
300 303
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(e)
215 214
Secured Overnight Financing Rate + 1.62%
5.35%, 06/01/2034
(e)
520 520
Secured Overnight Financing Rate + 1.85%
5.53%, 11/29/2045
(e)
270 264
Secured Overnight Financing Rate + 1.55%
5.57%, 04/22/2028
(e)
300 305
Secured Overnight Financing Rate + 0.93%
5.58%, 04/22/2030
(e)
300 306
Secured Overnight Financing Rate + 1.16%
5.60%, 07/15/2041 154 155
5.63%, 08/16/2043 180 179
5.72%, 09/14/2033
(e)
325 332
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(e)
195 199
Secured Overnight Financing Rate + 1.49%
6.07%, 10/22/2027
(e)
295 302
Secured Overnight Financing Rate + 1.33%
6.09%, 10/23/2029
(e)
295 306
Secured Overnight Financing Rate + 1.57%
6.25%, 10/23/2034
(e)
295 312
Secured Overnight Financing Rate + 1.81%
6.40%, 05/15/2038 275 300
JPMorgan Chase Bank NA
5.11%, 12/08/2026 305 308
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 250 256
KeyCorp
2.25%, 04/06/2027 410 387
2.55%, 10/01/2029 310 276
Korea Development Bank/The
0.80%, 04/27/2026 350 333
4.38%, 02/15/2028 305 301
4.50%, 02/15/2029 305 301
5.38%, 10/23/2026 295 299
5.63%, 10/23/2033 200 207
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(f)
380 223
0.00%, 06/29/2037
(f)
200 110
0.63%, 01/22/2026 790 760
1.00%, 10/01/2026 290 274
2.88%, 04/03/2028
(d)
275 263
3.00%, 05/20/2027 295 286
3.50%, 08/27/2027 150 147
3.63%, 04/01/2026 450 446
3.75%, 02/15/2028 225 221
3.88%, 06/15/2028 360 354
4.00%, 03/15/2029 90 89
4.13%, 07/15/2033 300 289
4.38%, 03/01/2027 310 310
4.38%, 02/28/2034 170 166
4.63%, 08/07/2026 305 306
4.75%, 10/29/2030 295 299
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 170 163
0.88%, 09/03/2030 330 270
3.88%, 09/28/2027
(d)
205 202
3.88%, 06/14/2028 295 290
4.63%, 04/17/2029 305 307

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC
3.57%, 11/07/2028
(e)
$ 230 $ 221
3 Month USD LIBOR + 1.21%
3.75%, 01/11/2027 265 259
4.65%, 03/24/2026 250 249
4.98%, 08/11/2033
(e)
335 322
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.09%, 11/26/2028
(e)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%
5.30%, 12/01/2045 200 181
5.68%, 01/05/2035
(e)
305 304
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.87%, 03/06/2029
(e)
200 204
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
5.99%, 08/07/2027
(e)
305 310
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.48%
M&T Bank Corp
4.83%, 01/16/2029
(e)
130 129
Secured Overnight Financing Rate + 0.93%
Mitsubishi UFJ Financial Group Inc
1.54%, 07/20/2027
(e)
400 380
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(e)
200 189
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.05%, 07/17/2030 250 214
2.56%, 02/25/2030 200 178
2.76%, 09/13/2026 200 194
3.20%, 07/18/2029 200 186
4.08%, 04/19/2028
(e)
200 197
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(e)
200 188
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
5.13%, 07/20/2033
(e)
200 198
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.35%, 09/13/2028
(e)
325 329
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
5.41%, 04/19/2034
(d),(e)
300 303
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.97%
5.43%, 04/17/2035
(e)
225 225
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(e)
200 171
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
2.26%, 07/09/2032
(e)
200 166
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.15%, 07/16/2030
(e)
400 367
CME Term Secured Overnight Financing
Rate 3 Month + 1.39%
5.41%, 09/13/2028
(e)
325 329
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mizuho Financial Group Inc (continued)
5.59%, 07/10/2035
(e)
$ 295 $ 298
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
5.74%, 05/27/2031
(e)
305 313
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
5.75%, 07/06/2034
(e)
300 306
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
Morgan Stanley
1.51%, 07/20/2027
(e)
380 361
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(e)
270 259
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(e)
355 290
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(e)
105 86
Secured Overnight Financing Rate + 1.02%
2.24%, 07/21/2032
(e)
380 315
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(e)
120 114
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(e)
265 216
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(e)
180 151
Secured Overnight Financing Rate + 1.20%
2.80%, 01/25/2052
(e)
240 147
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(e)
280 240
Secured Overnight Financing Rate + 1.29%
3.13%, 07/27/2026 360 352
3.22%, 04/22/2042
(e)
190 140
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 30 29
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 265 260
3.77%, 01/24/2029
(e)
360 347
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
3.95%, 04/23/2027 50 49
3.97%, 07/22/2038 15 13
3 Month USD LIBOR + 1.46%
4.21%, 04/20/2028
(e)
390 384
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 50 41
4.35%, 09/08/2026 30 30
4.38%, 01/22/2047 30 25
4.65%, 10/18/2030
(e)
170 166
Secured Overnight Financing Rate + 1.10%
4.89%, 07/20/2033
(e)
225 218
Secured Overnight Financing Rate + 2.08%
5.04%, 07/19/2030
(e)
285 284
Secured Overnight Financing Rate + 1.22%
5.05%, 01/28/2027
(e)
225 226
Secured Overnight Financing Rate + 1.30%
5.12%, 02/01/2029
(e)
300 301
Secured Overnight Financing Rate + 1.73%
5.16%, 04/20/2029
(e)
150 150
Secured Overnight Financing Rate + 1.59%
5.17%, 01/16/2030
(e)
230 230
Secured Overnight Financing Rate + 1.45%
5.25%, 04/21/2034
(e)
295 290
Secured Overnight Financing Rate + 1.87%
5.32%, 07/19/2035
(e)
290 285
Secured Overnight Financing Rate + 1.56%
5.42%, 07/21/2034
(e)
300 298
Secured Overnight Financing Rate + 1.88%

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
5.45%, 07/20/2029
(e)
$ 300 $ 303
Secured Overnight Financing Rate + 1.63%
5.47%, 01/18/2035
(e)
155 154
Secured Overnight Financing Rate + 1.73%
5.52%, 11/19/2055
(e)
170 164
Secured Overnight Financing Rate + 1.71%
5.60%, 03/24/2051
(e)
200 198
Secured Overnight Financing Rate + 4.84%
5.65%, 04/13/2028
(e)
130 132
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(e)
300 305
Secured Overnight Financing Rate + 1.26%
5.83%, 04/19/2035
(e)
90 92
Secured Overnight Financing Rate + 1.58%
5.95%, 01/19/2038
(e)
150 150
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.30%, 10/18/2028
(e)
295 306
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(e)
295 312
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 395 427
6.41%, 11/01/2029
(e)
200 209
Secured Overnight Financing Rate + 1.83%
6.63%, 11/01/2034
(e)
185 199
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.45%, 10/15/2027
(e)
265 263
Secured Overnight Financing Rate + 0.68%
4.75%, 04/21/2026 300 300
4.97%, 07/14/2028
(e)
285 286
Secured Overnight Financing Rate + 0.93%
National Australia Bank Ltd/New York
4.79%, 01/10/2029
(d)
250 250
4.90%, 06/13/2028 295 297
4.97%, 01/12/2026 300 301
5.09%, 06/11/2027 280 283
NatWest Group PLC
1.64%, 06/14/2027
(e)
265 253
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
4.80%, 04/05/2026 300 300
4.89%, 05/18/2029
(e)
400 396
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(e)
400 396
3 Month USD LIBOR + 1.91%
5.85%, 03/02/2027
(e)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%
Northern Trust Corp
4.00%, 05/10/2027 130 128
Oesterreichische Kontrollbank AG
3.63%, 09/09/2027 125 123
3.75%, 09/05/2029 275 266
4.13%, 01/20/2026 150 149
4.25%, 03/01/2028 300 299
4.75%, 05/21/2027 300 302
PNC Bank NA
2.70%, 10/22/2029 250 224
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(e)
150 126
Secured Overnight Financing Rate + 0.98%
2.55%, 01/22/2030 160 142
2.60%, 07/23/2026 230 223
3.45%, 04/23/2029 300 284
4.63%, 06/06/2033
(e)
105 99
Secured Overnight Financing Rate + 1.85%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The (continued)
4.76%, 01/26/2027
(e)
$ 240 $ 240
Secured Overnight Financing Rate + 1.09%
5.30%, 01/21/2028
(e)
155 156
Secured Overnight Financing Rate + 1.34%
5.35%, 12/02/2028
(e)
105 106
Secured Overnight Financing Rate + 1.62%
5.40%, 07/23/2035
(e)
315 313
Secured Overnight Financing Rate + 1.60%
5.68%, 01/22/2035
(e)
75 76
Secured Overnight Financing Rate + 1.90%
5.94%, 08/18/2034
(e)
305 314
Secured Overnight Financing Rate + 1.95%
6.62%, 10/20/2027
(e)
220 227
Secured Overnight Financing Rate + 1.73%
Royal Bank of Canada
1.15%, 07/14/2026 190 180
1.20%, 04/27/2026 175 167
3.63%, 05/04/2027 115 112
3.88%, 05/04/2032 225 207
4.51%, 10/18/2027
(e)
200 199
Secured Overnight Financing Rate + 0.72%
4.65%, 10/18/2030
(e)
200 196
Secured Overnight Financing Rate + 1.08%
4.90%, 01/12/2028 300 300
4.95%, 02/01/2029 265 266
5.00%, 05/02/2033 145 142
5.20%, 07/20/2026 150 151
6.00%, 11/01/2027 150 155
Santander Holdings USA Inc
2.49%, 01/06/2028
(e)
270 256
Secured Overnight Financing Rate + 1.25%
5.35%, 09/06/2030
(e)
135 133
Secured Overnight Financing Rate + 1.94%
6.12%, 05/31/2027
(e)
300 304
Secured Overnight Financing Rate + 1.23%
Santander UK Group Holdings PLC
1.67%, 06/14/2027
(e)
200 190
Secured Overnight Financing Rate + 0.99%
2.47%, 01/11/2028
(e)
200 189
Secured Overnight Financing Rate + 1.22%
State Street Corp
2.20%, 02/07/2028
(e)
145 138
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 140 119
2.40%, 01/24/2030 160 143
2.65%, 05/19/2026 60 59
4.33%, 10/22/2027 135 134
4.42%, 05/13/2033
(e)
185 176
Secured Overnight Financing Rate + 1.61%
4.68%, 10/22/2032
(e)
135 131
Secured Overnight Financing Rate + 1.05%
4.82%, 01/26/2034
(e)
65 63
Secured Overnight Financing Rate + 1.57%
5.27%, 08/03/2026 155 157
5.68%, 11/21/2029
(e)
150 154
Secured Overnight Financing Rate + 1.48%
Sumitomo Mitsui Financial Group Inc
1.90%, 09/17/2028 200 179
2.13%, 07/08/2030 265 227
2.14%, 09/23/2030 170 144
2.75%, 01/15/2030 200 178
2.93%, 09/17/2041 195 140
3.04%, 07/16/2029 200 184
3.36%, 07/12/2027 450 436
3.45%, 01/11/2027 140 137
3.78%, 03/09/2026 250 247

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Sumitomo Mitsui Financial Group Inc (continued)
5.32%, 07/09/2029 $ 295 $ 298
5.42%, 07/09/2031 225 228
5.46%, 01/13/2026 215 217
5.77%, 01/13/2033 200 206
5.80%, 07/13/2028 300 308
5.81%, 09/14/2033
(d)
230 238
6.18%, 07/13/2043 150 161
Toronto-Dominion Bank/The
1.20%, 06/03/2026 190 181
1.95%, 01/12/2027 200 189
2.00%, 09/10/2031
(d)
195 162
3.20%, 03/10/2032 195 170
4.11%, 06/08/2027 70 69
4.46%, 06/08/2032 175 166
4.57%, 12/17/2026 80 80
4.69%, 09/15/2027 290 289
4.78%, 12/17/2029 80 79
4.99%, 04/05/2029
(d)
155 155
5.10%, 01/09/2026 150 151
5.52%, 07/17/2028 150 152
5.53%, 07/17/2026 150 152
Truist Financial Corp
1.13%, 08/03/2027 215 196
1.27%, 03/02/2027
(e)
60 58
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(e)
175 158
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 290 248
4.12%, 06/06/2028
(e)
135 133
Secured Overnight Financing Rate + 1.37%
4.87%, 01/26/2029
(e)
150 149
Secured Overnight Financing Rate + 1.44%
5.12%, 01/26/2034
(e)
150 146
Secured Overnight Financing Rate + 1.85%
5.15%, 08/05/2032
(e)
140 138
Secured Overnight Financing Rate + 1.57%
5.44%, 01/24/2030
(e)
75 76
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(e)
60 60
Secured Overnight Financing Rate + 1.92%
5.87%, 06/08/2034
(e)
150 153
Secured Overnight Financing Rate + 2.36%
UBS AG/Stamford CT
1.25%, 08/07/2026 250 236
5.00%, 07/09/2027 275 277
UBS Group AG
4.88%, 05/15/2045 250 224
US Bancorp
1.38%, 07/22/2030 415 343
2.22%, 01/27/2028
(e)
155 147
Secured Overnight Financing Rate + 0.73%
2.49%, 11/03/2036
(e)
175 142
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 650 596
3.15%, 04/27/2027 25 24
4.65%, 02/01/2029
(e)
130 129
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(e)
130 124
Secured Overnight Financing Rate + 1.60%
5.38%, 01/23/2030
(e)
60 60
Secured Overnight Financing Rate + 1.56%
5.68%, 01/23/2035
(e)
45 45
Secured Overnight Financing Rate + 1.86%
5.84%, 06/12/2034
(e)
295 301
Secured Overnight Financing Rate + 2.26%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp (continued)
5.85%, 10/21/2033
(e)
$ 150 $ 153
Secured Overnight Financing Rate + 2.09%
Wells Fargo & Co
2.39%, 06/02/2028
(e)
250 235
Secured Overnight Financing Rate + 2.10%
3.00%, 04/22/2026 500 489
3.00%, 10/23/2026 530 514
3.07%, 04/30/2041
(e)
480 349
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(e)
235 206
Secured Overnight Financing Rate + 1.50%
3.58%, 05/22/2028
(e)
500 484
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.10%, 06/03/2026 300 297
4.40%, 06/14/2046 195 157
4.48%, 04/04/2031
(e)
245 237
CME Term Secured Overnight Financing
Rate 3 Month + 4.03%
4.61%, 04/25/2053
(e)
390 326
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 165 139
4.81%, 07/25/2028
(e)
170 169
Secured Overnight Financing Rate + 1.98%
4.90%, 07/25/2033
(e)
340 328
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 260 225
5.01%, 04/04/2051
(e)
325 288
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
5.20%, 01/23/2030
(e)
305 306
Secured Overnight Financing Rate + 1.50%
5.21%, 12/03/2035
(e)
265 258
Secured Overnight Financing Rate + 1.38%
5.38%, 11/02/2043 20 19
5.39%, 04/24/2034
(e)
210 208
Secured Overnight Financing Rate + 2.02%
5.50%, 01/23/2035
(e)
305 304
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(e)
450 449
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(e)
450 457
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 45 43
5.71%, 04/22/2028
(e)
300 305
Secured Overnight Financing Rate + 1.07%
6.30%, 10/23/2029
(e)
295 307
Secured Overnight Financing Rate + 1.79%
6.49%, 10/23/2034
(e)
295 314
Secured Overnight Financing Rate + 2.06%
Wells Fargo Bank NA
5.25%, 12/11/2026 250 253
5.45%, 08/07/2026 305 309
5.95%, 08/26/2036 750 772
6.60%, 01/15/2038 250 273
Westpac Banking Corp
1.15%, 06/03/2026 190 181
1.95%, 11/20/2028 200 180
2.15%, 06/03/2031 190 161
2.65%, 01/16/2030 155 140
2.96%, 11/16/2040 80 57
3.02%, 11/18/2036
(e)
150 127
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 200 143
4.04%, 08/26/2027
(d)
110 109

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Westpac Banking Corp (continued)
4.11%, 07/24/2034
(e)
$ 165 $ 155
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 165 146
5.05%, 04/16/2029 225 227
5.46%, 11/18/2027 310 317
$ 123,533
Beverages - 0 .52%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 880 835
4.90%, 02/01/2046 824 749
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 295 276
4.75%, 01/23/2029 560 560
5.00%, 06/15/2034 150 148
5.45%, 01/23/2039 500 501
5.80%, 01/23/2059 595 606
8.20%, 01/15/2039 51 64
Coca-Cola Co/The
1.00%, 03/15/2028 340 305
1.50%, 03/05/2028 190 173
1.65%, 06/01/2030 260 222
2.13%, 09/06/2029 165 148
2.25%, 01/05/2032 195 166
2.50%, 06/01/2040 260 182
2.50%, 03/15/2051 170 100
2.60%, 06/01/2050 260 157
2.88%, 05/05/2041 195 142
3.00%, 03/05/2051 285 188
3.38%, 03/25/2027 160 157
5.00%, 05/13/2034 95 95
5.30%, 05/13/2054 95 92
Constellation Brands Inc
2.25%, 08/01/2031 170 141
3.15%, 08/01/2029 630 580
4.35%, 05/09/2027 160 158
4.90%, 05/01/2033 75 72
Diageo Capital PLC
2.13%, 04/29/2032 200 163
2.38%, 10/24/2029 200 179
5.30%, 10/24/2027 295 300
5.63%, 10/05/2033 200 205
5.88%, 09/30/2036 139 146
Keurig Dr Pepper Inc
2.25%, 03/15/2031 190 161
3.35%, 03/15/2051 190 127
3.95%, 04/15/2029 110 105
4.05%, 04/15/2032 110 103
4.50%, 04/15/2052 110 90
5.10%, 03/15/2027 190 192
Molson Coors Beverage Co
3.00%, 07/15/2026 530 516
5.00%, 05/01/2042 50 46
PepsiCo Inc
1.40%, 02/25/2031 165 135
1.63%, 05/01/2030 95 81
1.95%, 10/21/2031 165 137
2.63%, 07/29/2029 170 156
2.63%, 10/21/2041 160 111
2.75%, 10/21/2051 160 100
2.85%, 02/24/2026 250 246
2.88%, 10/15/2049 160 104
3.60%, 02/18/2028 170 165
4.20%, 07/18/2052 60 49
4.45%, 05/15/2028
(d)
150 150
4.45%, 02/15/2033
(d)
250 248
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
PepsiCo Inc (continued)
4.50%, 07/17/2029 $ 110 $ 110
4.80%, 07/17/2034 110 108
Pepsico Singapore Financing I Pte Ltd
4.55%, 02/16/2029
(d)
155 154
$ 11,204
Biotechnology - 0 .32%
Amgen Inc
1.65%, 08/15/2028 180 161
2.00%, 01/15/2032 180 146
2.20%, 02/21/2027 225 213
2.45%, 02/21/2030 160 141
2.60%, 08/19/2026 250 242
3.00%, 02/22/2029 200 186
3.00%, 01/15/2052 180 114
3.15%, 02/21/2040 260 194
3.38%, 02/21/2050 160 109
4.20%, 03/01/2033 165 153
4.20%, 02/22/2052 200 154
4.40%, 05/01/2045 40 33
4.66%, 06/15/2051 300 251
4.88%, 03/01/2053 165 142
5.15%, 03/02/2028 270 272
5.25%, 03/02/2030 130 131
5.25%, 03/02/2033 155 154
5.60%, 03/02/2043 310 301
5.65%, 03/02/2053 310 298
5.75%, 03/02/2063 230 221
Baxalta Inc
5.25%, 06/23/2045 130 120
Biogen Inc
2.25%, 05/01/2030 115 99
5.20%, 09/15/2045 540 489
Gilead Sciences Inc
1.65%, 10/01/2030 165 138
2.60%, 10/01/2040 85 59
2.80%, 10/01/2050 165 101
2.95%, 03/01/2027 265 256
4.00%, 09/01/2036 300 265
4.60%, 09/01/2035 500 472
5.10%, 06/15/2035 135 133
5.25%, 10/15/2033 150 151
5.50%, 11/15/2054 135 131
5.55%, 10/15/2053 150 148
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 165 137
Royalty Pharma PLC
1.75%, 09/02/2027 310 286
2.20%, 09/02/2030 160 136
3.30%, 09/02/2040 160 116
$ 6,853
Building Materials - 0 .18%
Carrier Global Corp
2.49%, 02/15/2027 36 34
2.72%, 02/15/2030 320 286
3.38%, 04/05/2040 300 232
3.58%, 04/05/2050 160 115
5.90%, 03/15/2034 125 130
6.20%, 03/15/2054 30 32
Johnson Controls International plc
4.50%, 02/15/2047 500 416
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 385 318
Martin Marietta Materials Inc
2.50%, 03/15/2030 250 221
3.20%, 07/15/2051 190 123
5.15%, 12/01/2034 135 133

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Masco Corp
1.50%, 02/15/2028 $ 190 $ 171
4.50%, 05/15/2047 260 212
Owens Corning
5.50%, 06/15/2027 150 153
5.70%, 06/15/2034 150 152
Trane Technologies Financing Ltd
3.80%, 03/21/2029 600 575
5.10%, 06/13/2034 150 148
Vulcan Materials Co
3.50%, 06/01/2030 295 274
5.35%, 12/01/2034 270 269
$ 3,994
Chemicals - 0 .31%
Air Products and Chemicals Inc
2.80%, 05/15/2050 155 98
4.60%, 02/08/2029 155 154
4.80%, 03/03/2033 155 152
Albemarle Corp
5.45%, 12/01/2044 150 134
Celanese US Holdings LLC
6.17%, 07/15/2027 345 350
6.38%, 07/15/2032 345 350
Dow Chemical Co/The
2.10%, 11/15/2030 165 140
3.60%, 11/15/2050 165 113
4.38%, 11/15/2042 230 189
4.80%, 05/15/2049 300 252
5.15%, 02/15/2034
(d)
155 152
5.25%, 11/15/2041 280 260
9.40%, 05/15/2039 30 40
DuPont de Nemours Inc
4.73%, 11/15/2028 225 224
5.32%, 11/15/2038 302 303
5.42%, 11/15/2048 245 244
Eastman Chemical Co
4.80%, 09/01/2042 100 87
Ecolab Inc
1.30%, 01/30/2031 85 69
1.65%, 02/01/2027 350 330
2.13%, 08/15/2050 85 45
2.75%, 08/18/2055 307 180
4.80%, 03/24/2030 160 160
Linde Inc/CT
1.10%, 08/10/2030 165 136
LYB International Finance III LLC
2.25%, 10/01/2030 165 141
3.63%, 04/01/2051 165 111
4.20%, 10/15/2049 125 94
5.63%, 05/15/2033 150 151
LyondellBasell Industries NV
4.63%, 02/26/2055 20 16
Nutrien Ltd
4.20%, 04/01/2029 300 291
4.90%, 06/01/2043 200 177
5.40%, 06/21/2034 150 149
5.80%, 03/27/2053 155 152
PPG Industries Inc
1.20%, 03/15/2026 190 182
Sherwin-Williams Co/The
2.20%, 03/15/2032 160 132
2.30%, 05/15/2030 160 140
2.95%, 08/15/2029 225 207
3.30%, 05/15/2050 160 106
3.80%, 08/15/2049 175 128
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Westlake Corp
3.13%, 08/15/2051 $ 190 $ 118
3.60%, 08/15/2026 350 343
$ 6,800
Commercial Mortgage Backed Securities - 1 .09%
BANK 2018-BNK10
3.69%, 02/15/2061 1,850 1,780
CFCRE Commercial Mortgage Trust 2016-C4
3.28%, 05/10/2058 1,300 1,276
Citigroup Commercial Mortgage Trust 2016-GC36
3.62%, 02/10/2049 1,000 979
COMM 2015-DC1 Mortgage Trust
3.35%, 02/10/2048 677 676
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 424 423
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 1,000 991
CSAIL 2016-C7 Commercial Mortgage Trust
3.31%, 11/15/2049 242 241
Fannie Mae-Aces
2.42%, 10/25/2026
(g)
698 671
2.79%, 06/25/2025
(g)
1,302 1,290
2.83%, 02/25/2027
(g)
648 627
2.96%, 02/25/2027
(g)
812 785
2.99%, 12/25/2027
(g)
642 615
3.35%, 07/25/2028
(g)
1,987 1,912
Freddie Mac Multifamily Structured Pass Through
Certificates
2.67%, 03/25/2026 1,043 1,021
3.41%, 12/25/2026 1,500 1,468
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 1,000 982
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 905 892
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(g)
1,500 1,447
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C24
3.48%, 05/15/2048 799 795
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,500 2,435
SG Commercial Mortgage Securities Trust 2016-C5
3.06%, 10/10/2048 1,000 966
Wells Fargo Commercial Mortgage Trust 2015-C28
3.29%, 05/15/2048 1,289 1,282
$ 23,554
Commercial Services - 0 .19%
American University/The
3.67%, 04/01/2049 125 95
Automatic Data Processing Inc
1.70%, 05/15/2028 195 178
California Institute of Technology
4.32%, 08/01/2045 80 69
Global Payments Inc
1.20%, 03/01/2026 370 355
3.20%, 08/15/2029 170 156
4.15%, 08/15/2049 85 63
Leland Stanford Junior University/The
3.65%, 05/01/2048 287 222
Massachusetts Institute of Technology
3.89%, 07/01/2116 250 175
4.68%, 07/01/2114 250 211
Moody's Corp
4.25%, 08/08/2032 175 166
5.00%, 08/05/2034 140 137
5.25%, 07/15/2044 250 237

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
PayPal Holdings Inc
2.30%, 06/01/2030 $ 160 $ 140
2.85%, 10/01/2029 160 146
3.90%, 06/01/2027 185 182
4.40%, 06/01/2032 185 178
5.50%, 06/01/2054 150 146
S&P Global Inc
1.25%, 08/15/2030 165 136
2.45%, 03/01/2027 145 139
2.50%, 12/01/2029 120 108
3.25%, 12/01/2049 120 83
3.70%, 03/01/2052 295 220
5.25%, 09/15/2033 150 152
University of Southern California
5.25%, 10/01/2111 30 28
William Marsh Rice University
3.57%, 05/15/2045 500 395
$ 4,117
Computers - 0 .51%
Apple Inc
0.70%, 02/08/2026 350 336
1.20%, 02/08/2028 345 312
1.25%, 08/20/2030 260 217
1.40%, 08/05/2028 190 171
1.65%, 05/11/2030 160 138
1.65%, 02/08/2031 175 147
1.70%, 08/05/2031 200 167
2.20%, 09/11/2029 165 148
2.40%, 08/20/2050 270 159
2.65%, 05/11/2050 160 99
2.65%, 02/08/2051 175 108
2.70%, 08/05/2051 285 178
2.80%, 02/08/2061 175 104
2.90%, 09/12/2027 300 289
2.95%, 09/11/2049 165 110
3.20%, 05/11/2027 320 311
3.25%, 08/08/2029 175 165
3.35%, 02/09/2027 335 328
3.35%, 08/08/2032 175 160
3.45%, 02/09/2045 30 23
3.75%, 09/12/2047 115 90
3.75%, 11/13/2047 150 118
3.85%, 05/04/2043 300 248
3.95%, 08/08/2052 175 139
4.30%, 05/10/2033
(d)
295 288
4.65%, 02/23/2046 435 398
4.85%, 05/10/2053
(d)
295 279
Dell International LLC / EMC Corp
3.38%, 12/15/2041 200 147
3.45%, 12/15/2051 145 98
4.35%, 02/01/2030 135 131
5.25%, 02/01/2028 150 152
5.40%, 04/15/2034 225 224
6.02%, 06/15/2026 317 322
8.10%, 07/15/2036 138 164
8.35%, 07/15/2046 83 106
Hewlett Packard Enterprise Co
4.45%, 09/25/2026 405 403
4.55%, 10/15/2029 135 132
4.85%, 10/15/2031 205 200
5.00%, 10/15/2034 270 259
6.20%, 10/15/2035 80 84
6.35%, 10/15/2045 195 202
HP Inc
3.00%, 06/17/2027 240 230
4.75%, 01/15/2028 175 175
6.00%, 09/15/2041 154 156
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
IBM International Capital Pte Ltd
4.75%, 02/05/2031 $ 160 $ 158
4.90%, 02/05/2034 310 301
International Business Machines Corp
2.20%, 02/09/2027 100 95
3.30%, 05/15/2026 250 245
3.50%, 05/15/2029 235 223
4.00%, 06/20/2042 35 29
4.15%, 05/15/2039 230 198
4.25%, 05/15/2049 340 273
4.40%, 07/27/2032 165 158
4.50%, 02/06/2028 115 114
4.70%, 02/19/2046 185 161
5.10%, 02/06/2053 150 138
5.60%, 11/30/2039 92 92
5.88%, 11/29/2032 100 105
6.22%, 08/01/2027 216 224
NetApp Inc
2.38%, 06/22/2027 160 151
$ 11,080
Consumer Products - 0 .05%
Church & Dwight Co Inc
3.15%, 08/01/2027 300 290
3.95%, 08/01/2047 300 231
Clorox Co/The
1.80%, 05/15/2030 160 136
Kimberly-Clark Corp
2.75%, 02/15/2026 400 392
2.88%, 02/07/2050 160 104
$ 1,153
Cosmetics & Personal Care - 0 .19%
Colgate-Palmolive Co
3.25%, 08/15/2032 175 157
4.60%, 03/01/2028 155 156
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 170 141
2.38%, 12/01/2029 240 214
Haleon US Capital LLC
3.38%, 03/24/2027 475 461
3.63%, 03/24/2032 370 335
4.00%, 03/24/2052 250 193
Kenvue Inc
4.90%, 03/22/2033 155 152
5.05%, 03/22/2028 155 157
5.05%, 03/22/2053 155 144
5.10%, 03/22/2043 155 149
Procter & Gamble Co/The
1.20%, 10/29/2030 340 281
1.90%, 02/01/2027 115 109
2.30%, 02/01/2032 115 99
2.80%, 03/25/2027 330 319
3.55%, 03/25/2040 160 133
3.95%, 01/26/2028 150 148
Unilever Capital Corp
1.38%, 09/14/2030 170 142
2.13%, 09/06/2029 115 102
4.63%, 08/12/2034 105 101
4.88%, 09/08/2028 150 151
5.90%, 11/15/2032 230 244
$ 4,088
Distribution & Wholesale - 0 .01%
WW Grainger Inc
4.60%, 06/15/2045 250 223

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 0 .82%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.75%, 01/30/2026 $ 170 $ 165
2.45%, 10/29/2026 225 215
3.00%, 10/29/2028 245 227
3.30%, 01/30/2032 380 331
3.40%, 10/29/2033 275 234
3.88%, 01/23/2028 300 291
4.95%, 09/10/2034 150 143
5.10%, 01/19/2029 150 150
6.10%, 01/15/2027 305 312
Air Lease Corp
1.88%, 08/15/2026 200 191
2.10%, 09/01/2028 385 347
2.88%, 01/15/2026 385 377
2.88%, 01/15/2032 200 170
3.25%, 10/01/2029 95 88
5.10%, 03/01/2029 155 155
5.20%, 07/15/2031 150 148
Ally Financial Inc
2.20%, 11/02/2028 190 169
4.75%, 06/09/2027 160 159
8.00%, 11/01/2031 415 459
American Express Co
1.65%, 11/04/2026 670 635
3.30%, 05/03/2027 30 29
4.05%, 05/03/2029 75 73
4.05%, 12/03/2042 25 21
5.10%, 02/16/2028
(e)
155 156
Secured Overnight Financing Rate + 1.00%
5.28%, 07/27/2029
(e)
150 152
Secured Overnight Financing Rate + 1.28%
5.28%, 07/26/2035
(e)
215 213
Secured Overnight Financing Rate + 1.42%
5.39%, 07/28/2027
(e)
150 152
Secured Overnight Financing Rate + 0.97%
5.53%, 04/25/2030
(e)
300 305
Secured Overnight Financing Rate + 1.09%
6.49%, 10/30/2031
(e)
75 80
Secured Overnight Financing Rate + 1.94%
BlackRock Funding Inc
4.90%, 01/08/2035 285 279
5.35%, 01/08/2055 145 138
Blackrock Inc
2.10%, 02/25/2032 150 124
2.40%, 04/30/2030 125 111
Capital One Financial Corp
1.88%, 11/02/2027
(e)
125 118
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(e)
190 153
Secured Overnight Financing Rate + 1.34%
3.75%, 07/28/2026 415 407
4.93%, 05/10/2028
(e)
255 254
Secured Overnight Financing Rate + 2.06%
5.46%, 07/26/2030
(e)
70 70
Secured Overnight Financing Rate + 1.56%
5.70%, 02/01/2030
(e)
155 157
Secured Overnight Financing Rate + 1.91%
5.82%, 02/01/2034
(e)
150 151
Secured Overnight Financing Rate + 2.60%
5.88%, 07/26/2035
(e)
70 70
Secured Overnight Financing Rate + 1.99%
6.05%, 02/01/2035
(e)
75 76
Secured Overnight Financing Rate + 2.26%
6.31%, 06/08/2029
(e)
150 155
Secured Overnight Financing Rate + 2.64%
7.62%, 10/30/2031
(e)
225 248
Secured Overnight Financing Rate + 3.07%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Charles Schwab Corp/The
0.90%, 03/11/2026 $ 315 $ 301
1.15%, 05/13/2026 195 186
1.65%, 03/11/2031 315 258
1.95%, 12/01/2031 195 159
2.00%, 03/20/2028 385 353
3.45%, 02/13/2026 250 246
5.64%, 05/19/2029
(e)
150 153
Secured Overnight Financing Rate + 2.21%
5.88%, 08/24/2026 155 158
6.14%, 08/24/2034
(e)
155 163
Secured Overnight Financing Rate + 2.01%
6.20%, 11/17/2029
(e)
150 156
Secured Overnight Financing Rate + 1.88%
CME Group Inc
5.30%, 09/15/2043 200 200
Credit Suisse USA LLC
7.13%, 07/15/2032 300 332
Discover Financial Services
4.10%, 02/09/2027 250 245
Intercontinental Exchange Inc
1.85%, 09/15/2032 125 99
2.10%, 06/15/2030 160 138
2.65%, 09/15/2040 165 115
3.00%, 09/15/2060 165 96
4.00%, 09/15/2027 365 360
4.25%, 09/21/2048 150 122
4.60%, 03/15/2033 185 178
4.95%, 06/15/2052 335 302
Jefferies Financial Group Inc
2.63%, 10/15/2031 165 139
4.15%, 01/23/2030 400 381
6.50%, 01/20/2043
(d)
200 212
Mastercard Inc
2.00%, 11/18/2031 170 141
2.95%, 11/21/2026 250 243
2.95%, 03/15/2051 190 123
3.35%, 03/26/2030 80 75
3.85%, 03/26/2050 275 213
4.55%, 01/15/2035 275 264
Nasdaq Inc
2.50%, 12/21/2040 185 124
5.35%, 06/28/2028 150 152
5.95%, 08/15/2053 35 35
Nomura Holdings Inc
2.33%, 01/22/2027 385 365
2.68%, 07/16/2030 330 287
5.84%, 01/18/2028
(d)
300 306
6.09%, 07/12/2033 300 311
Visa Inc
1.10%, 02/15/2031 165 133
1.90%, 04/15/2027 245 232
2.00%, 08/15/2050 165 89
2.05%, 04/15/2030 155 136
2.70%, 04/15/2040 155 113
3.65%, 09/15/2047 85 65
4.15%, 12/14/2035 215 199
4.30%, 12/14/2045 245 210
Western Union Co/The
6.20%, 11/17/2036 200 203
$ 17,729
Electric - 2 .06%
AEP Texas Inc
2.10%, 07/01/2030 165 141
3.45%, 01/15/2050 55 37
3.45%, 05/15/2051 195 129
4.70%, 05/15/2032 65 62
5.25%, 05/15/2052 65 59

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
AEP Transmission Co LLC
2.75%, 08/15/2051 $ 190 $ 114
4.00%, 12/01/2046 200 157
4.50%, 06/15/2052 90 75
5.40%, 03/15/2053 155 148
AES Corp/The
2.45%, 01/15/2031 180 150
Alabama Power Co
1.45%, 09/15/2030 160 132
3.13%, 07/15/2051 190 125
Ameren Corp
1.75%, 03/15/2028 190 172
5.00%, 01/15/2029 155 155
5.70%, 12/01/2026 150 152
Ameren Illinois Co
1.55%, 11/15/2030 180 149
3.25%, 03/15/2050 80 55
3.85%, 09/01/2032 115 106
American Electric Power Co Inc
2.30%, 03/01/2030 160 139
5.63%, 03/01/2033 155 157
Appalachian Power Co
3.30%, 06/01/2027 200 193
7.00%, 04/01/2038 120 132
Arizona Public Service Co
2.60%, 08/15/2029 270 244
2.65%, 09/15/2050 170 99
4.50%, 04/01/2042 77 65
Baltimore Gas and Electric Co
2.25%, 06/15/2031 190 161
4.55%, 06/01/2052 60 50
5.65%, 06/01/2054 150 148
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 135 110
2.85%, 05/15/2051 180 110
3.80%, 07/15/2048 300 223
4.60%, 05/01/2053 195 162
5.15%, 11/15/2043 15 14
6.13%, 04/01/2036 156 164
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 190 130
4.25%, 02/01/2049 150 121
4.85%, 10/01/2052 80 71
4.95%, 04/01/2033 155 152
5.20%, 10/01/2028 150 152
CenterPoint Energy Inc
1.45%, 06/01/2026 195 186
2.95%, 03/01/2030 125 112
3.70%, 09/01/2049 90 64
CMS Energy Corp
3.75%, 12/01/2050
(e)
180 157
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 160 103
3.13%, 03/15/2051 190 123
4.00%, 03/01/2049 300 231
5.30%, 06/01/2034 150 150
5.30%, 02/01/2053 150 141
5.65%, 06/01/2054 150 148
Connecticut Light and Power Co/The
2.05%, 07/01/2031 190 159
3.20%, 03/15/2027 165 160
4.00%, 04/01/2048 250 196
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 195 167
3.00%, 12/01/2060 180 106
3.70%, 11/15/2059 80 56
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Consolidated Edison Co of New York Inc
(continued)
3.88%, 06/15/2047 $ 325 $ 248
4.13%, 05/15/2049 300 236
4.20%, 03/15/2042 128 107
4.30%, 12/01/2056 230 179
5.20%, 03/01/2033 150 150
5.85%, 03/15/2036 51 53
6.15%, 11/15/2052 155 162
6.75%, 04/01/2038 125 138
Consumers Energy Co
2.50%, 05/01/2060 94 52
3.10%, 08/15/2050 245 165
4.20%, 09/01/2052 175 141
4.60%, 05/30/2029 155 154
4.90%, 02/15/2029 155 155
Dominion Energy Inc
1.45%, 04/15/2026 190 182
3.30%, 04/15/2041 190 140
3.38%, 04/01/2030 155 143
4.70%, 12/01/2044 300 255
4.90%, 08/01/2041 77 69
5.38%, 11/15/2032 105 105
5.95%, 06/15/2035 400 411
Dominion Energy South Carolina Inc
5.45%, 02/01/2041 77 75
DTE Electric Co
1.90%, 04/01/2028 435 398
2.25%, 03/01/2030 160 141
2.63%, 03/01/2031 155 136
3.95%, 03/01/2049 125 97
5.20%, 03/01/2034 155 154
5.40%, 04/01/2053 155 150
DTE Energy Co
4.88%, 06/01/2028 100 100
Duke Energy Carolinas LLC
3.20%, 08/15/2049 225 150
4.00%, 09/30/2042 100 81
4.95%, 01/15/2033 150 148
5.30%, 02/15/2040 212 207
5.35%, 01/15/2053 150 143
5.40%, 01/15/2054 155 148
Duke Energy Corp
3.15%, 08/15/2027 15 14
3.30%, 06/15/2041 190 139
3.50%, 06/15/2051 190 128
3.75%, 09/01/2046 200 147
4.50%, 08/15/2032 175 167
4.85%, 01/05/2029 155 154
5.00%, 08/15/2052 175 153
5.45%, 06/15/2034 150 150
5.80%, 06/15/2054 150 146
6.10%, 09/15/2053 150 152
Duke Energy Florida LLC
1.75%, 06/15/2030 160 136
2.50%, 12/01/2029 330 296
3.40%, 10/01/2046 300 212
5.65%, 04/01/2040 25 25
5.88%, 11/15/2033 150 156
5.95%, 11/15/2052 155 157
6.40%, 06/15/2038 66 71
Duke Energy Indiana LLC
2.75%, 04/01/2050 160 97
5.40%, 04/01/2053 155 147
6.12%, 10/15/2035 77 81
Duke Energy Ohio Inc
2.13%, 06/01/2030 160 138

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Progress LLC
2.50%, 08/15/2050 $ 165 $ 95
Emera US Finance LP
3.55%, 06/15/2026 25 24
4.75%, 06/15/2046 25 21
Entergy Arkansas LLC
2.65%, 06/15/2051 170 100
5.15%, 01/15/2033 150 149
Entergy Corp
1.90%, 06/15/2028 115 104
2.40%, 06/15/2031 190 160
Entergy Louisiana LLC
2.90%, 03/15/2051 90 55
3.10%, 06/15/2041 190 136
4.75%, 09/15/2052 105 90
5.15%, 09/15/2034 70 69
Entergy Texas Inc
1.75%, 03/15/2031 165 136
4.00%, 03/30/2029 300 290
4.50%, 03/30/2039 300 266
Evergy Kansas Central Inc
5.70%, 03/15/2053 155 152
Eversource Energy
1.65%, 08/15/2030 165 137
5.00%, 01/01/2027 155 155
5.13%, 05/15/2033 150 146
Exelon Corp
3.35%, 03/15/2032 195 173
4.45%, 04/15/2046 20 17
5.15%, 03/15/2029 155 156
5.63%, 06/15/2035 300 301
Florida Power & Light Co
2.45%, 02/03/2032 200 169
2.88%, 12/04/2051 195 122
3.70%, 12/01/2047 200 150
4.05%, 10/01/2044 175 143
4.40%, 05/15/2028 150 149
4.80%, 05/15/2033 110 107
5.10%, 04/01/2033 155 154
5.30%, 06/15/2034 150 150
5.60%, 06/15/2054 150 150
5.69%, 03/01/2040 48 49
Georgia Power Co
4.30%, 03/15/2042 228 194
4.55%, 03/15/2030 130 128
4.65%, 05/16/2028 150 149
4.70%, 05/15/2032 185 180
Iberdrola International BV
6.75%, 07/15/2036 128 141
Interstate Power and Light Co
2.30%, 06/01/2030 40 35
4.10%, 09/26/2028 300 291
Kentucky Utilities Co
3.30%, 06/01/2050 155 104
5.13%, 11/01/2040 250 237
MidAmerican Energy Co
3.15%, 04/15/2050 165 111
3.65%, 04/15/2029 300 286
4.25%, 07/15/2049 300 243
5.30%, 02/01/2055 150 142
Mississippi Power Co
4.25%, 03/15/2042 100 83
National Rural Utilities Cooperative Finance Corp
1.00%, 06/15/2026 190 180
2.40%, 03/15/2030 105 93
4.12%, 09/16/2027 135 133
4.15%, 12/15/2032 175 163
4.80%, 03/15/2028 115 115
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
National Rural Utilities Cooperative Finance Corp
(continued)
5.00%, 02/07/2031 $ 150 $ 151
5.15%, 06/15/2029 150 152
Nevada Power Co
2.40%, 05/01/2030 200 176
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 195 177
2.25%, 06/01/2030 225 195
2.75%, 11/01/2029 115 104
4.90%, 02/28/2028 150 150
4.90%, 03/15/2029 155 155
4.95%, 01/29/2026 155 155
5.00%, 07/15/2032 175 172
5.25%, 03/15/2034 155 153
5.25%, 02/28/2053 150 138
5.65%, 05/01/2079
(e)
500 487
3 Month USD LIBOR + 3.16%
Northern States Power Co/MN
2.25%, 04/01/2031 190 162
2.60%, 06/01/2051 100 60
2.90%, 03/01/2050 80 51
3.40%, 08/15/2042 100 76
5.10%, 05/15/2053 150 139
5.35%, 11/01/2039 82 81
NorthWestern Corp
4.18%, 11/15/2044 300 240
NSTAR Electric Co
4.55%, 06/01/2052 185 155
4.95%, 09/15/2052 80 72
5.40%, 06/01/2034 150 151
Ohio Power Co
1.63%, 01/15/2031 150 122
Oncor Electric Delivery Co LLC
3.10%, 09/15/2049 215 141
4.15%, 06/01/2032 185 173
4.30%, 05/15/2028 250 247
4.55%, 09/15/2032 115 111
4.60%, 06/01/2052 185 155
4.65%, 11/01/2029
(h)
135 134
5.25%, 09/30/2040 51 50
5.55%, 06/15/2054
(d),(h)
130 127
Pacific Gas and Electric Co
2.10%, 08/01/2027 885 826
2.50%, 02/01/2031 320 274
3.30%, 08/01/2040 160 120
3.50%, 08/01/2050 890 610
4.20%, 06/01/2041 190 155
5.80%, 05/15/2034 155 159
5.90%, 06/15/2032 150 154
5.90%, 10/01/2054 135 133
6.10%, 01/15/2029 150 155
6.75%, 01/15/2053 150 163
PacifiCorp
2.90%, 06/15/2052 190 113
5.30%, 02/15/2031 310 313
5.35%, 12/01/2053 155 142
5.50%, 05/15/2054 150 140
6.25%, 10/15/2037 92 97
PECO Energy Co
2.80%, 06/15/2050 225 140
2.85%, 09/15/2051 175 108
4.38%, 08/15/2052 115 95
4.60%, 05/15/2052 55 47
4.90%, 06/15/2033 150 147

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
PPL Electric Utilities Corp
3.00%, 10/01/2049 $ 80 $ 53
3.95%, 06/01/2047 300 235
4.85%, 02/15/2034 80 78
5.00%, 05/15/2033 155 153
Progress Energy Inc
7.75%, 03/01/2031 136 154
Public Service Co of Colorado
1.88%, 06/15/2031 155 127
2.70%, 01/15/2051 250 148
3.70%, 06/15/2028 300 290
4.50%, 06/01/2052 60 50
5.25%, 04/01/2053 110 102
5.35%, 05/15/2034 105 105
Public Service Co of Oklahoma
5.20%, 01/15/2035 80 77
5.25%, 01/15/2033 150 148
Public Service Electric and Gas Co
2.05%, 08/01/2050 165 87
2.45%, 01/15/2030 160 143
3.00%, 05/15/2027 200 193
3.15%, 01/01/2050 160 108
3.65%, 09/01/2042 200 156
4.65%, 03/15/2033 155 150
4.85%, 08/01/2034 70 68
5.30%, 08/01/2054 70 67
5.45%, 08/01/2053 155 151
Public Service Enterprise Group Inc
5.88%, 10/15/2028 150 155
6.13%, 10/15/2033 150 156
Puget Sound Energy Inc
2.89%, 09/15/2051 170 104
3.25%, 09/15/2049 60 40
5.80%, 03/15/2040 351 351
San Diego Gas & Electric Co
1.70%, 10/01/2030 170 143
3.32%, 04/15/2050 155 105
3.70%, 03/15/2052 195 141
Sempra
3.80%, 02/01/2038 300 248
4.00%, 02/01/2048 400 302
6.00%, 10/15/2039 112 114
6.55%, 04/01/2055
(e)
370 367
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
Southern California Edison Co
2.25%, 06/01/2030 160 139
2.85%, 08/01/2029 125 114
3.45%, 02/01/2052 200 135
3.65%, 02/01/2050 315 225
4.00%, 04/01/2047 225 173
4.70%, 06/01/2027 365 365
4.88%, 02/01/2027 155 155
5.30%, 03/01/2028 155 157
5.45%, 06/01/2031 75 76
5.50%, 03/15/2040 102 99
5.65%, 10/01/2028 150 154
5.70%, 03/01/2053 155 151
5.85%, 11/01/2027 155 159
5.95%, 02/01/2038 187 191
Southern Co/The
1.75%, 03/15/2028
(d)
190 172
3.25%, 07/01/2026 570 558
3.75%, 09/15/2051
(e)
435 417
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern Co/The (continued)
4.00%, 01/15/2051
(e)
$ 170 $ 167
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
5.20%, 06/15/2033 150 148
5.50%, 03/15/2029 150 153
5.70%, 10/15/2032 60 62
Southern Power Co
0.90%, 01/15/2026 40 38
Southwestern Electric Power Co
4.10%, 09/15/2028 400 388
6.20%, 03/15/2040 51 52
Southwestern Public Service Co
6.00%, 06/01/2054 80 81
Tampa Electric Co
3.45%, 03/15/2051 185 126
4.35%, 05/15/2044 200 166
Tucson Electric Power Co
1.50%, 08/01/2030 255 211
3.25%, 05/01/2051 195 127
Union Electric Co
2.15%, 03/15/2032 190 156
2.63%, 03/15/2051 165 97
5.45%, 03/15/2053 155 148
Virginia Electric and Power Co
2.30%, 11/15/2031 195 163
2.45%, 12/15/2050 90 51
2.88%, 07/15/2029 90 83
2.95%, 11/15/2051 380 237
3.75%, 05/15/2027 115 113
4.20%, 05/15/2045 150 121
5.05%, 08/15/2034 40 39
5.45%, 04/01/2053 125 119
5.55%, 08/15/2054 40 39
6.00%, 05/15/2037 77 80
8.88%, 11/15/2038 10 13
WEC Energy Group Inc
1.38%, 10/15/2027 165 151
2.20%, 12/15/2028 200 180
4.75%, 01/09/2026 150 150
Wisconsin Electric Power Co
4.75%, 09/30/2032 120 118
Wisconsin Public Service Corp
2.85%, 12/01/2051 195 120
4.55%, 12/01/2029 80 79
Xcel Energy Inc
1.75%, 03/15/2027 280 262
2.60%, 12/01/2029 115 103
4.60%, 06/01/2032 110 105
$ 44,554
Electrical Components & Equipment - 0 .03%
Emerson Electric Co
0.88%, 10/15/2026 275 259
2.20%, 12/21/2031 400 336
$ 595
Electronics - 0 .12%
Amphenol Corp
5.00%, 01/15/2035 265 259
5.05%, 04/05/2027 265 267
Fortive Corp
3.15%, 06/15/2026 275 269
Honeywell International Inc
1.10%, 03/01/2027 190 177
1.75%, 09/01/2031
(d)
190 156
1.95%, 06/01/2030 310 268
2.50%, 11/01/2026 50 48
2.70%, 08/15/2029
(d)
85 78
4.25%, 01/15/2029 150 148

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Honeywell International Inc (continued)
4.70%, 02/01/2030 $ 280 $ 278
5.00%, 02/15/2033 155 154
5.00%, 03/01/2035 155 152
5.25%, 03/01/2054 155 145
Jabil Inc
1.70%, 04/15/2026 190 182
Tyco Electronics Group SA
7.13%, 10/01/2037 14 16
$ 2,597
Entertainment - 0 .09%
Warnermedia Holdings Inc
3.76%, 03/15/2027 395 381
4.05%, 03/15/2029 390 363
4.28%, 03/15/2032 290 255
5.05%, 03/15/2042 395 317
5.14%, 03/15/2052 295 219
5.39%, 03/15/2062 635 467
$ 2,002
Environmental Control - 0 .12%
Republic Services Inc
1.75%, 02/15/2032 90 72
2.30%, 03/01/2030 170 149
5.00%, 11/15/2029 150 151
5.00%, 04/01/2034 305 298
Waste Connections Inc
2.20%, 01/15/2032 385 317
4.20%, 01/15/2033 345 321
Waste Management Inc
2.00%, 06/01/2029 195 173
2.50%, 11/15/2050 180 105
4.15%, 04/15/2032 95 90
4.63%, 02/15/2033 150 146
4.65%, 03/15/2030 135 133
4.88%, 02/15/2029 305 306
4.95%, 07/03/2031 150 150
4.95%, 03/15/2035 135 132
5.35%, 10/15/2054 135 130
$ 2,673
Federal & Federally Sponsored Credit - 0 .05%
Federal Farm Credit Banks Funding Corp
4.38%, 06/23/2026 445 446
4.50%, 08/14/2026 605 607
$ 1,053
Finance - Mortgage Loan/Banker - 0 .36%
Fannie Mae
0.75%, 10/08/2027 500 454
0.88%, 08/05/2030 380 314
2.13%, 04/24/2026 810 788
5.63%, 07/15/2037 200 214
6.63%, 11/15/2030 602 668
7.13%, 01/15/2030 199 223
7.25%, 05/15/2030 280 317
Federal Home Loan Banks
3.25%, 11/16/2028 1,250 1,206
3.63%, 09/04/2026 275 273
4.00%, 10/09/2026 265 264
4.00%, 06/30/2028 295 293
4.13%, 01/15/2027 305 305
4.63%, 11/17/2026 300 302
4.75%, 04/09/2027 455 461
5.50%, 07/15/2036 700 745
Freddie Mac
6.25%, 07/15/2032 231 256
6.75%, 03/15/2031 577 646
$ 7,729
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food - 0 .37%
Conagra Brands Inc
1.38%, 11/01/2027 $ 125 $ 113
4.85%, 11/01/2028 205 204
5.30%, 11/01/2038 120 113
5.40%, 11/01/2048 120 109
General Mills Inc
2.25%, 10/14/2031 170 142
4.88%, 01/30/2030 135 134
4.95%, 03/29/2033 155 151
5.50%, 10/17/2028 145 148
Hershey Co/The
1.70%, 06/01/2030 160 136
3.38%, 08/15/2046 350 252
J M Smucker Co/The
2.13%, 03/15/2032 59 48
5.90%, 11/15/2028 130 135
6.50%, 11/15/2043 265 282
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
5.13%, 02/01/2028 325 323
5.75%, 04/01/2033 236 235
6.50%, 12/01/2052 325 331
6.75%, 03/15/2034 140 148
Kellanova
2.10%, 06/01/2030 160 139
3.25%, 04/01/2026 500 492
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 30 29
Kroger Co/The
1.70%, 01/15/2031 190 157
3.70%, 08/01/2027 300 293
3.95%, 01/15/2050 175 131
4.45%, 02/01/2047 55 45
5.00%, 09/15/2034 210 203
5.15%, 08/01/2043 300 275
5.40%, 07/15/2040 25 24
5.50%, 09/15/2054 210 198
5.65%, 09/15/2064 140 131
McCormick & Co Inc/MD
0.90%, 02/15/2026 190 182
1.85%, 02/15/2031 190 157
Mondelez International Inc
1.50%, 02/04/2031
(d)
105 86
2.63%, 03/17/2027 195 187
2.63%, 09/04/2050 625 366
4.75%, 08/28/2034
(d)
70 67
Sysco Corp
2.40%, 02/15/2030 135 119
2.45%, 12/14/2031 115 96
4.50%, 04/01/2046 300 249
4.85%, 10/01/2045 250 219
5.38%, 09/21/2035 500 503
5.75%, 01/17/2029 150 154
The Campbell's Company
4.15%, 03/15/2028 160 156
Tyson Foods Inc
4.55%, 06/02/2047 520 427
$ 8,089
Forest Products & Paper - 0 .03%
Georgia-Pacific LLC
7.75%, 11/15/2029 51 57
International Paper Co
4.80%, 06/15/2044 223 196
Suzano Austria GmbH
2.50%, 09/15/2028 90 80
5.00%, 01/15/2030 300 289
$ 622

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas - 0 .12%
Atmos Energy Corp
1.50%, 01/15/2031 $ 165 $ 135
3.38%, 09/15/2049 165 113
4.13%, 10/15/2044 200 163
5.75%, 10/15/2052 105 105
5.90%, 11/15/2033 150 157
6.20%, 11/15/2053 110 117
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 165 138
4.40%, 07/01/2032 175 166
5.25%, 03/01/2028 150 151
NiSource Inc
3.49%, 05/15/2027 20 20
3.60%, 05/01/2030 150 140
5.00%, 06/15/2052 355 314
5.25%, 03/30/2028 60 61
5.40%, 06/30/2033 150 150
Southern California Gas Co
2.55%, 02/01/2030 160 143
5.05%, 09/01/2034 70 69
5.75%, 06/01/2053 150 149
Southern Co Gas Capital Corp
1.75%, 01/15/2031 165 136
3.15%, 09/30/2051 195 126
Washington Gas Light Co
3.65%, 09/15/2049 95 68
$ 2,621
Hand & Machine Tools - 0 .02%
Stanley Black & Decker Inc
2.30%, 03/15/2030 370 321
2.75%, 11/15/2050 175 100
$ 421
Healthcare - Products - 0 .30%
Abbott Laboratories
1.15%, 01/30/2028 250 226
1.40%, 06/30/2030 330 279
3.75%, 11/30/2026 266 263
4.75%, 11/30/2036 40 39
4.90%, 11/30/2046 300 280
5.30%, 05/27/2040 200 201
Agilent Technologies Inc
2.10%, 06/04/2030 160 138
2.30%, 03/12/2031 195 165
Baxter International Inc
1.73%, 04/01/2031 175 142
1.92%, 02/01/2027 395 372
2.27%, 12/01/2028 195 176
Boston Scientific Corp
2.65%, 06/01/2030 160 143
4.70%, 03/01/2049 17 15
7.38%, 01/15/2040 51 60
Danaher Corp
2.60%, 10/01/2050 165 98
DH Europe Finance II Sarl
2.60%, 11/15/2029 155 140
3.25%, 11/15/2039 155 121
GE HealthCare Technologies Inc
5.65%, 11/15/2027 155 159
5.86%, 03/15/2030 155 161
5.91%, 11/22/2032 155 161
6.38%, 11/22/2052 155 167
Koninklijke Philips NV
5.00%, 03/15/2042 128 115
Medtronic Global Holdings SCA
4.25%, 03/30/2028 155 153
Medtronic Inc
4.38%, 03/15/2035 665 624
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Revvity Inc
1.90%, 09/15/2028 $ 155 $ 139
Stryker Corp
3.50%, 03/15/2026 250 247
4.10%, 04/01/2043 200 164
4.63%, 03/15/2046 20 17
4.85%, 12/08/2028 155 155
Thermo Fisher Scientific Inc
2.00%, 10/15/2031 190 158
2.60%, 10/01/2029 160 145
2.80%, 10/15/2041 250 176
4.80%, 11/21/2027 155 156
5.09%, 08/10/2033 350 348
5.40%, 08/10/2043 150 147
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 165 141
$ 6,391
Healthcare - Services - 0 .82%
Aetna Inc
6.63%, 06/15/2036 105 111
6.75%, 12/15/2037 112 118
Baylor Scott & White Holdings
3.97%, 11/15/2046 232 187
Centene Corp
4.63%, 12/15/2029 500 473
Children's Hospital Medical Center/Cincinnati OH
4.27%, 05/15/2044 215 185
Cigna Group/The
1.25%, 03/15/2026 154 148
2.40%, 03/15/2030 398 348
3.20%, 03/15/2040 160 117
3.40%, 03/15/2051 185 121
4.38%, 10/15/2028 450 441
4.80%, 08/15/2038 400 363
4.80%, 07/15/2046 25 21
4.90%, 12/15/2048 360 307
5.13%, 05/15/2031 310 309
5.60%, 02/15/2054 155 145
6.13%, 11/15/2041 16 16
CommonSpirit Health
4.35%, 11/01/2042 200 167
Elevance Health Inc
1.50%, 03/15/2026 190 183
2.88%, 09/15/2029 120 109
3.13%, 05/15/2050 300 192
3.60%, 03/15/2051 190 132
3.65%, 12/01/2027 300 292
4.10%, 05/15/2032 170 157
4.38%, 12/01/2047 300 242
4.63%, 05/15/2042 30 26
4.65%, 01/15/2043 115 100
4.75%, 02/15/2030 135 133
4.75%, 02/15/2033 150 144
5.20%, 02/15/2035 200 195
5.38%, 06/15/2034 150 149
5.65%, 06/15/2054 150 144
5.70%, 02/15/2055 135 130
6.10%, 10/15/2052 150 152
HCA Inc
2.38%, 07/15/2031 190 158
3.38%, 03/15/2029 390 362
3.50%, 07/15/2051 190 123
4.38%, 03/15/2042 195 159
4.50%, 02/15/2027 520 515
5.20%, 06/01/2028 150 150
5.25%, 06/15/2026 300 301
5.45%, 04/01/2031 145 145
5.45%, 09/15/2034 140 136

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
HCA Inc (continued)
5.50%, 06/01/2033 $ 150 $ 148
5.60%, 04/01/2034 155 153
5.95%, 09/15/2054 140 133
6.00%, 04/01/2054 225 214
Humana Inc
1.35%, 02/03/2027 190 177
2.15%, 02/03/2032 190 151
3.13%, 08/15/2029 85 78
4.95%, 10/01/2044 325 276
5.50%, 03/15/2053 155 138
Kaiser Foundation Hospitals
3.27%, 11/01/2049 230 159
4.15%, 05/01/2047 470 383
Laboratory Corp of America Holdings
2.95%, 12/01/2029 310 281
4.70%, 02/01/2045 115 99
Mass General Brigham Inc
3.19%, 07/01/2049 315 214
4.12%, 07/01/2055 300 236
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 200 162
4.20%, 07/01/2055 250 201
Mount Sinai Hospital/The
3.98%, 07/01/2048 400 290
Quest Diagnostics Inc
2.95%, 06/30/2030 155 139
4.60%, 12/15/2027 85 85
5.00%, 12/15/2034 85 83
UnitedHealth Group Inc
1.25%, 01/15/2026 160 155
2.00%, 05/15/2030 160 138
2.30%, 05/15/2031 195 166
2.75%, 05/15/2040 160 113
2.88%, 08/15/2029 175 161
2.90%, 05/15/2050 160 99
3.05%, 05/15/2041 195 141
3.25%, 05/15/2051 120 79
3.45%, 01/15/2027 220 215
3.50%, 08/15/2039 200 158
3.70%, 05/15/2027 185 181
3.70%, 08/15/2049 350 254
4.20%, 05/15/2032 185 174
4.25%, 01/15/2029 305 299
4.25%, 06/15/2048 165 132
4.45%, 12/15/2048 120 99
4.60%, 04/15/2027 135 135
4.63%, 07/15/2035 30 28
4.70%, 04/15/2029 70 70
4.75%, 07/15/2026 165 165
4.75%, 07/15/2045 350 308
4.75%, 05/15/2052 185 159
4.80%, 01/15/2030 165 164
4.90%, 04/15/2031 135 134
4.95%, 01/15/2032 165 163
5.00%, 04/15/2034 135 132
5.15%, 07/15/2034 165 163
5.20%, 04/15/2063 305 274
5.25%, 02/15/2028 295 300
5.35%, 02/15/2033 295 297
5.50%, 07/15/2044 165 160
5.50%, 04/15/2064 135 126
5.63%, 07/15/2054 165 160
5.88%, 02/15/2053 295 296
6.50%, 06/15/2037 77 84
$ 17,788
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders - 0 .02%
DR Horton Inc
1.30%, 10/15/2026 $ 190 $ 179
1.40%, 10/15/2027 165 151
$ 330
Insurance - 0 .73%
Aflac Inc
1.13%, 03/15/2026 195 187
Allstate Corp/The
1.45%, 12/15/2030 160 130
3.28%, 12/15/2026 500 488
5.25%, 03/30/2033 125 125
American International Group Inc
5.13%, 03/27/2033 450 444
Aon Corp
2.80%, 05/15/2030 160 143
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 245 208
2.85%, 05/28/2027 195 186
2.90%, 08/23/2051 195 118
5.00%, 09/12/2032 90 89
5.35%, 02/28/2033 155 154
Aon North America Inc
5.13%, 03/01/2027 155 156
5.15%, 03/01/2029 230 231
5.45%, 03/01/2034 155 155
5.75%, 03/01/2054 75 73
Arch Capital Finance LLC
5.03%, 12/15/2046 250 224
Arch Capital Group US Inc
5.14%, 11/01/2043 375 343
Arthur J Gallagher & Co
4.60%, 12/15/2027 130 129
4.85%, 12/15/2029 65 65
5.15%, 02/15/2035 260 253
5.55%, 02/15/2055 130 125
Athene Holding Ltd
4.13%, 01/12/2028 500 488
6.25%, 04/01/2054 150 150
Berkshire Hathaway Finance Corp
2.30%, 03/15/2027 195 187
2.50%, 01/15/2051 190 110
2.85%, 10/15/2050 125 78
2.88%, 03/15/2032 195 171
4.20%, 08/15/2048 285 236
4.25%, 01/15/2049 200 167
4.30%, 05/15/2043 300 260
5.75%, 01/15/2040 115 121
Berkshire Hathaway Inc
4.50%, 02/11/2043
(d)
25 23
Chubb Corp/The
6.50%, 05/15/2038 10 11
Chubb INA Holdings LLC
1.38%, 09/15/2030 335 278
2.85%, 12/15/2051 100 63
3.35%, 05/03/2026 30 30
4.35%, 11/03/2045 25 21
4.65%, 08/15/2029 70 70
5.00%, 03/15/2034 70 69
6.70%, 05/15/2036 250 277
CNA Financial Corp
2.05%, 08/15/2030 165 142
Corebridge Financial Inc
3.85%, 04/05/2029 200 191
3.90%, 04/05/2032 200 182
6.05%, 09/15/2033 150 155
Equitable Holdings Inc
4.35%, 04/20/2028 605 593

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 $ 165 $ 103
3.60%, 08/19/2049 170 124
4.30%, 04/15/2043 250 211
Lincoln National Corp
4.35%, 03/01/2048 55 43
7.00%, 06/15/2040 47 51
Loews Corp
4.13%, 05/15/2043 200 166
Manulife Financial Corp
5.38%, 03/04/2046 250 244
Markel Group Inc
3.45%, 05/07/2052 250 166
Marsh & McLennan Cos Inc
2.38%, 12/15/2031 150 126
4.38%, 03/15/2029 50 49
4.55%, 11/08/2027 135 135
4.85%, 11/15/2031 135 133
4.90%, 03/15/2049 400 358
5.00%, 03/15/2035 270 264
5.40%, 09/15/2033 150 152
5.40%, 03/15/2055 135 129
5.70%, 09/15/2053 150 150
6.25%, 11/01/2052 150 160
MetLife Inc
4.05%, 03/01/2045 400 320
4.60%, 05/13/2046 225 195
4.88%, 11/13/2043 20 18
5.25%, 01/15/2054 150 140
5.30%, 12/15/2034 150 149
5.38%, 07/15/2033 150 152
5.70%, 06/15/2035 164 169
6.40%, 12/15/2066 288 294
Progressive Corp/The
3.20%, 03/26/2030 160 148
3.70%, 03/15/2052 165 122
4.35%, 04/25/2044 200 170
4.95%, 06/15/2033 150 148
Prudential Financial Inc
2.10%, 03/10/2030 160 141
3.70%, 10/01/2050
(e)
165 147
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 630 456
3.91%, 12/07/2047 177 135
5.70%, 12/14/2036 25 26
5.70%, 09/15/2048
(e)
400 397
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 270 176
4.00%, 05/30/2047 400 316
5.45%, 05/25/2053 185 180
6.25%, 06/15/2037 12 13
6.75%, 06/20/2036 51 57
W R Berkley Corp
4.00%, 05/12/2050 85 64
Willis North America Inc
2.95%, 09/15/2029 55 50
3.88%, 09/15/2049 165 121
5.35%, 05/15/2033 150 149
XL Group Ltd
5.25%, 12/15/2043 400 371
$ 15,687
Internet - 0 .46%
Alibaba Group Holding Ltd
2.13%, 02/09/2031
(d)
200 169
3.15%, 02/09/2051 300 193
3.40%, 12/06/2027 325 314
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Alibaba Group Holding Ltd (continued)
4.20%, 12/06/2047 $ 200 $ 160
4.40%, 12/06/2057 305 241
Alphabet Inc
0.80%, 08/15/2027
(d)
330 302
1.10%, 08/15/2030 165 137
1.90%, 08/15/2040 165 108
2.00%, 08/15/2026 30 29
2.05%, 08/15/2050 165 91
2.25%, 08/15/2060 165 89
Amazon.com Inc
1.20%, 06/03/2027 465 431
1.50%, 06/03/2030 235 199
1.65%, 05/12/2028 280 255
2.10%, 05/12/2031 365 312
2.88%, 05/12/2041 365 268
3.10%, 05/12/2051 365 246
3.15%, 08/22/2027 490 473
3.25%, 05/12/2061 385 251
3.30%, 04/13/2027 380 371
3.60%, 04/13/2032 190 176
3.88%, 08/22/2037 340 300
3.95%, 04/13/2052 190 150
4.05%, 08/22/2047 30 25
4.65%, 12/01/2029
(d)
280 282
4.70%, 12/01/2032 280 278
4.80%, 12/05/2034 30 30
4.95%, 12/05/2044 240 229
Baidu Inc
1.72%, 04/09/2026 200 192
2.38%, 10/09/2030
(d)
200 173
eBay Inc
2.60%, 05/10/2031 195 168
4.00%, 07/15/2042 100 80
5.95%, 11/22/2027 155 160
Expedia Group Inc
2.95%, 03/15/2031 195 172
Meta Platforms Inc
3.50%, 08/15/2027 345 337
3.85%, 08/15/2032 345 321
4.30%, 08/15/2029 135 133
4.45%, 08/15/2052 300 253
4.60%, 05/15/2028 150 150
4.75%, 08/15/2034 270 263
4.80%, 05/15/2030 295 297
4.95%, 05/15/2033 150 150
5.40%, 08/15/2054 270 261
5.55%, 08/15/2064 135 132
5.60%, 05/15/2053 295 295
Netflix Inc
4.90%, 08/15/2034 180 176
5.88%, 11/15/2028 180 187
$ 10,009
Iron & Steel - 0 .06%
ArcelorMittal SA
6.00%, 06/17/2034 300 305
Nucor Corp
3.13%, 04/01/2032 195 171
4.30%, 05/23/2027 185 183
Steel Dynamics Inc
1.65%, 10/15/2027 85 78
5.38%, 08/15/2034 150 149
Vale Overseas Ltd
6.13%, 06/12/2033 295 299
6.40%, 06/28/2054 150 147
8.25%, 01/17/2034
(d)
38 45
$ 1,377

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0 .05%
Hyatt Hotels Corp
5.25%, 06/30/2029 $ 150 $ 150
Marriott International Inc/MD
2.85%, 04/15/2031 195 170
5.00%, 10/15/2027 300 302
5.35%, 03/15/2035 140 138
5.55%, 10/15/2028 305 312
$ 1,072
Machinery - Construction & Mining - 0 .08%
Caterpillar Financial Services Corp
1.10%, 09/14/2027 335 307
1.15%, 09/14/2026 195 185
4.35%, 05/15/2026 150 150
4.50%, 01/08/2027 155 155
4.70%, 11/15/2029 270 269
5.00%, 05/14/2027 150 152
Caterpillar Inc
2.60%, 04/09/2030 150 135
3.25%, 09/19/2049 160 111
3.80%, 08/15/2042 105 85
6.05%, 08/15/2036 132 142
$ 1,691
Machinery - Diversified - 0 .20%
CNH Industrial Capital LLC
1.45%, 07/15/2026 200 190
1.88%, 01/15/2026 165 160
Deere & Co
2.88%, 09/07/2049 165 108
3.10%, 04/15/2030 160 147
3.90%, 06/09/2042 30 25
5.38%, 10/16/2029 100 103
Dover Corp
5.38%, 03/01/2041 77 75
Ingersoll Rand Inc
5.20%, 06/15/2027 150 152
5.31%, 06/15/2031 150 152
John Deere Capital Corp
0.70%, 01/15/2026 155 149
1.05%, 06/17/2026 190 181
1.50%, 03/06/2028 190 173
2.00%, 06/17/2031 195 164
2.35%, 03/08/2027 195 186
2.80%, 07/18/2029 185 170
4.15%, 09/15/2027 205 203
4.35%, 09/15/2032 120 115
4.50%, 01/08/2027 155 155
4.75%, 06/08/2026 295 296
4.80%, 01/09/2026 150 150
4.85%, 06/11/2029 135 136
4.90%, 06/11/2027 135 136
4.90%, 03/07/2031 150 150
4.95%, 07/14/2028 150 151
5.10%, 04/11/2034 120 120
Otis Worldwide Corp
2.57%, 02/15/2030 160 142
3.36%, 02/15/2050 160 110
Rockwell Automation Inc
1.75%, 08/15/2031 135 111
2.80%, 08/15/2061 190 106
$ 4,216
Media - 0 .59%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 385 339
2.30%, 02/01/2032 145 115
2.80%, 04/01/2031 205 173
3.50%, 06/01/2041 380 260
3.70%, 04/01/2051 405 253
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital (continued)
3.85%, 04/01/2061 $ 145 $ 87
3.90%, 06/01/2052 195 125
4.40%, 12/01/2061 95 63
4.80%, 03/01/2050 295 222
5.75%, 04/01/2048 305 261
6.15%, 11/10/2026 150 153
6.48%, 10/23/2045 435 411
6.55%, 06/01/2034 150 153
Comcast Corp
1.50%, 02/15/2031 165 134
2.35%, 01/15/2027 60 57
2.45%, 08/15/2052 165 90
2.65%, 02/01/2030 125 112
2.65%, 08/15/2062 165 86
2.89%, 11/01/2051 927 558
3.15%, 03/01/2026 30 30
3.25%, 11/01/2039 245 186
3.40%, 07/15/2046 20 14
3.45%, 02/01/2050 485 332
3.55%, 05/01/2028 125 120
3.75%, 04/01/2040 430 346
3.90%, 03/01/2038 150 126
4.00%, 08/15/2047 30 23
4.00%, 03/01/2048 400 304
4.00%, 11/01/2049 20 15
4.15%, 10/15/2028 300 293
4.25%, 01/15/2033 120 112
4.55%, 01/15/2029 290 287
4.80%, 05/15/2033 575 559
5.10%, 06/01/2029 110 111
5.30%, 06/01/2034 110 110
5.35%, 05/15/2053 575 532
5.50%, 11/15/2032 120 123
5.65%, 06/15/2035 20 20
5.65%, 06/01/2054 95 92
7.05%, 03/15/2033 15 17
Discovery Communications LLC
3.63%, 05/15/2030 180 160
3.95%, 03/20/2028 250 237
Fox Corp
5.48%, 01/25/2039 200 190
5.58%, 01/25/2049 250 232
6.50%, 10/13/2033 105 111
NBCUniversal Media LLC
4.45%, 01/15/2043 10 8
Paramount Global
4.20%, 05/19/2032 200 176
4.38%, 03/15/2043 235 171
4.85%, 07/01/2042 200 158
6.88%, 04/30/2036 181 183
7.88%, 07/30/2030 178 193
Thomson Reuters Corp
5.85%, 04/15/2040 25 25
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 95 107
Time Warner Cable LLC
5.50%, 09/01/2041 170 144
5.88%, 11/15/2040 20 18
6.55%, 05/01/2037 176 170
6.75%, 06/15/2039 77 75
7.30%, 07/01/2038 300 305
TWDC Enterprises 18 Corp
3.70%, 12/01/2042 100 78
7.00%, 03/01/2032 51 57

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Walt Disney Co/The
1.75%, 01/13/2026 $ 315 $ 307
2.00%, 09/01/2029 245 218
2.20%, 01/13/2028 230 215
2.65%, 01/13/2031 200 177
2.75%, 09/01/2049 325 203
3.50%, 05/13/2040 160 128
3.60%, 01/13/2051 160 118
3.70%, 03/23/2027 120 118
4.63%, 03/23/2040 240 222
4.75%, 11/15/2046 230 204
4.95%, 10/15/2045 350 320
6.20%, 12/15/2034 154 168
6.40%, 12/15/2035 98 108
$ 12,708
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
4.38%, 06/15/2045 250 213
Mining - 0 .17%
Barrick North America Finance LLC
5.75%, 05/01/2043 355 350
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 90 91
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 250 210
4.88%, 02/27/2026 155 155
4.90%, 02/28/2033 155 152
5.00%, 09/30/2043 270 252
5.25%, 09/08/2026 150 152
5.25%, 09/08/2030 150 152
5.50%, 09/08/2053 150 146
Newmont Corp
2.25%, 10/01/2030 610 527
2.60%, 07/15/2032 140 119
4.88%, 03/15/2042 20 18
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 81
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 175 107
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 328 299
5.00%, 03/09/2033 155 155
Southern Copper Corp
5.88%, 04/23/2045 350 342
6.75%, 04/16/2040 258 276
$ 3,584
Miscellaneous Manufacturers - 0 .12%
3M Co
2.38%, 08/26/2029 500 449
Eaton Corp
3.10%, 09/15/2027 575 554
4.00%, 11/02/2032 100 93
4.15%, 03/15/2033 150 141
4.15%, 11/02/2042 50 42
Illinois Tool Works Inc
2.65%, 11/15/2026 500 486
Parker-Hannifin Corp
4.25%, 09/15/2027 355 351
4.50%, 09/15/2029 355 350
Teledyne Technologies Inc
2.25%, 04/01/2028 190 175
$ 2,641
Oil & Gas - 0 .79%
BP Capital Markets America Inc
1.75%, 08/10/2030 230 195
2.72%, 01/12/2032 100 86
2.77%, 11/10/2050 215 129
2.94%, 06/04/2051 190 118
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
BP Capital Markets America Inc (continued)
3.00%, 02/24/2050 $ 160 $ 102
3.00%, 03/17/2052 195 122
3.06%, 06/17/2041 195 141
3.54%, 04/06/2027 135 132
3.59%, 04/14/2027 30 29
4.70%, 04/10/2029 305 303
4.81%, 02/13/2033 150 145
4.89%, 09/11/2033 150 145
4.97%, 10/17/2029 150 151
4.99%, 04/10/2034 155 151
5.02%, 11/17/2027 200 202
5.23%, 11/17/2034 150 148
BP Capital Markets PLC
3.28%, 09/19/2027 175 169
3.72%, 11/28/2028 40 38
Canadian Natural Resources Ltd
3.85%, 06/01/2027 655 641
4.95%, 06/01/2047 20 17
5.00%, 12/15/2029
(h)
40 40
6.25%, 03/15/2038 250 255
Chevron Corp
2.00%, 05/11/2027 160 151
2.24%, 05/11/2030 160 141
3.08%, 05/11/2050 160 106
Chevron USA Inc
1.02%, 08/12/2027 165 151
2.34%, 08/12/2050 165 93
ConocoPhillips Co
3.76%, 03/15/2042 402 317
3.80%, 03/15/2052 135 99
4.03%, 03/15/2062 169 122
4.30%, 11/15/2044 420 351
4.70%, 01/15/2030 130 129
5.00%, 01/15/2035 130 126
5.05%, 09/15/2033 305 301
5.50%, 01/15/2055 130 124
5.55%, 03/15/2054 155 149
Devon Energy Corp
5.00%, 06/15/2045 10 8
5.20%, 09/15/2034 105 100
5.60%, 07/15/2041 425 393
5.75%, 09/15/2054 105 95
Diamondback Energy Inc
3.25%, 12/01/2026 155 151
5.15%, 01/30/2030 110 110
5.20%, 04/18/2027 70 71
5.40%, 04/18/2034 240 236
5.75%, 04/18/2054 180 169
EOG Resources Inc
4.15%, 01/15/2026 350 348
5.65%, 12/01/2054 135 132
Equinor ASA
1.75%, 01/22/2026 160 155
3.00%, 04/06/2027 175 170
3.25%, 11/18/2049 285 195
3.63%, 04/06/2040 145 117
Exxon Mobil Corp
2.44%, 08/16/2029 150 137
2.61%, 10/15/2030 305 272
3.00%, 08/16/2039 150 113
3.10%, 08/16/2049 225 150
3.45%, 04/15/2051 405 284
4.23%, 03/19/2040 305 267
Hess Corp
5.60%, 02/15/2041 51 50
7.13%, 03/15/2033 221 245
7.30%, 08/15/2031 25 28

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
HF Sinclair Corp
5.88%, 04/01/2026 $ 475 $ 478
Marathon Petroleum Corp
5.00%, 09/15/2054 200 164
5.13%, 12/15/2026 300 302
Occidental Petroleum Corp
5.00%, 08/01/2027 105 105
5.20%, 08/01/2029 105 104
5.38%, 01/01/2032 105 103
6.05%, 10/01/2054 105 100
6.45%, 09/15/2036 295 302
6.63%, 09/01/2030 295 309
Phillips 66
1.30%, 02/15/2026 90 87
2.15%, 12/15/2030 410 348
5.88%, 05/01/2042 128 127
Phillips 66 Co
4.95%, 12/01/2027 155 156
5.25%, 06/15/2031 135 135
5.50%, 03/15/2055 135 124
Pioneer Natural Resources Co
1.13%, 01/15/2026 190 183
1.90%, 08/15/2030 165 141
2.15%, 01/15/2031 190 161
Shell Finance US Inc
2.38%, 11/07/2029 155 139
2.75%, 04/06/2030 200 180
3.25%, 04/06/2050 400 269
4.00%, 05/10/2046 245 192
4.38%, 05/11/2045 245 205
4.55%, 08/12/2043 35 31
Shell International Finance BV
2.50%, 09/12/2026 330 319
2.88%, 11/26/2041 180 127
3.13%, 11/07/2049 155 102
3.63%, 08/21/2042 100 78
5.50%, 03/25/2040 25 25
6.38%, 12/15/2038 43 47
Suncor Energy Inc
3.75%, 03/04/2051 190 133
4.00%, 11/15/2047 90 67
6.80%, 05/15/2038 7 7
6.85%, 06/01/2039 5 5
TotalEnergies Capital International SA
2.83%, 01/10/2030 85 77
2.99%, 06/29/2041 170 122
3.13%, 05/29/2050 250 164
3.39%, 06/29/2060 370 240
3.46%, 07/12/2049 85 60
TotalEnergies Capital SA
5.15%, 04/05/2034 130 129
5.28%, 09/10/2054 135 125
5.43%, 09/10/2064 135 125
5.49%, 04/05/2054 130 125
Valero Energy Corp
2.80%, 12/01/2031 395 337
4.00%, 06/01/2052 195 139
6.63%, 06/15/2037 234 245
7.50%, 04/15/2032 15 17
$ 17,075
Oil & Gas Services - 0 .06%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
2.06%, 12/15/2026 200 190
3.14%, 11/07/2029 155 143
3.34%, 12/15/2027 165 159
4.08%, 12/15/2047 170 134
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
Halliburton Co
4.50%, 11/15/2041 $ 51 $ 44
4.85%, 11/15/2035 275 261
7.45%, 09/15/2039 10 12
NOV Inc
3.60%, 12/01/2029 155 145
3.95%, 12/01/2042 200 148
Schlumberger Investment SA
2.65%, 06/26/2030 165 147
$ 1,383
Packaging & Containers - 0 .04%
Packaging Corp of America
3.00%, 12/15/2029 310 283
3.05%, 10/01/2051 165 106
4.05%, 12/15/2049 155 119
Smurfit Westrock Financing DAC
5.42%, 01/15/2035
(h)
265 263
WRKCo Inc
3.00%, 06/15/2033 80 67
$ 838
Pharmaceuticals - 1 .32%
AbbVie Inc
2.95%, 11/21/2026 310 301
3.20%, 05/14/2026 175 172
3.20%, 11/21/2029 550 510
4.05%, 11/21/2039 385 329
4.25%, 11/14/2028 220 217
4.25%, 11/21/2049 620 504
4.30%, 05/14/2036 170 155
4.40%, 11/06/2042 200 173
4.45%, 05/14/2046 280 238
4.50%, 05/14/2035 300 281
4.63%, 10/01/2042 100 88
4.75%, 03/15/2045 235 210
4.80%, 03/15/2027 305 307
4.80%, 03/15/2029 155 155
4.88%, 11/14/2048 210 189
4.95%, 03/15/2031 230 230
5.05%, 03/15/2034 115 114
5.40%, 03/15/2054 90 87
Astrazeneca Finance LLC
1.75%, 05/28/2028 195 177
2.25%, 05/28/2031 190 162
4.80%, 02/26/2027 155 156
4.85%, 02/26/2029 155 155
4.88%, 03/03/2028 130 131
4.88%, 03/03/2033 130 128
4.90%, 02/26/2031 155 155
AstraZeneca PLC
0.70%, 04/08/2026 125 119
1.38%, 08/06/2030 165 137
2.13%, 08/06/2050 85 46
3.00%, 05/28/2051 155 101
4.00%, 09/18/2042 125 103
4.38%, 11/16/2045 185 159
4.38%, 08/17/2048 90 76
6.45%, 09/15/2037 164 180
Becton Dickinson & Co
1.96%, 02/11/2031 190 158
2.82%, 05/20/2030 160 143
3.70%, 06/06/2027 600 586
4.67%, 06/06/2047 35 30
4.69%, 12/15/2044 196 169
5.08%, 06/07/2029 270 272
Bristol-Myers Squibb Co
1.13%, 11/13/2027 155 141
1.45%, 11/13/2030 180 149
2.55%, 11/13/2050 180 104

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co (continued)
2.95%, 03/15/2032 $ 255 $ 222
3.25%, 08/01/2042 300 220
3.40%, 07/26/2029 167 158
3.55%, 03/15/2042 250 193
3.70%, 03/15/2052 300 218
3.90%, 02/20/2028 185 181
4.13%, 06/15/2039 230 199
4.25%, 10/26/2049 215 174
4.35%, 11/15/2047 150 124
4.55%, 02/20/2048 144 122
4.90%, 02/22/2027 155 156
4.90%, 02/22/2029 150 151
5.20%, 02/22/2034 305 305
5.50%, 02/22/2044 155 154
5.55%, 02/22/2054 265 257
5.75%, 02/01/2031 150 156
6.40%, 11/15/2063 150 161
Cardinal Health Inc
3.41%, 06/15/2027 200 194
4.60%, 03/15/2043 100 85
CVS Health Corp
1.30%, 08/21/2027 165 149
1.75%, 08/21/2030 165 134
1.88%, 02/28/2031 185 149
3.00%, 08/15/2026 375 363
3.25%, 08/15/2029 170 155
4.30%, 03/25/2028 219 212
4.78%, 03/25/2038 485 419
5.00%, 01/30/2029 150 148
5.05%, 03/25/2048 880 726
5.13%, 07/20/2045 370 311
5.25%, 02/21/2033 150 144
5.30%, 06/01/2033 150 144
5.30%, 12/05/2043 25 22
5.55%, 06/01/2031 150 149
5.63%, 02/21/2053 150 133
5.70%, 06/01/2034
(d)
150 147
5.88%, 06/01/2053 295 271
Eli Lilly & Co
3.95%, 03/15/2049 400 313
4.50%, 02/09/2029 155 154
4.60%, 08/14/2034 210 202
4.70%, 02/27/2033 120 118
4.70%, 02/09/2034 155 150
4.88%, 02/27/2053 115 104
5.00%, 02/09/2054 155 142
5.05%, 08/14/2054 210 195
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 545 532
5.38%, 04/15/2034 500 510
Johnson & Johnson
0.95%, 09/01/2027 370 339
2.10%, 09/01/2040 370 246
2.45%, 03/01/2026 30 29
3.50%, 01/15/2048 90 68
3.63%, 03/03/2037 20 17
3.70%, 03/01/2046 225 178
3.75%, 03/03/2047 30 24
4.80%, 06/01/2029 255 257
4.90%, 06/01/2031 255 257
4.95%, 06/01/2034 130 130
Mead Johnson Nutrition Co
4.60%, 06/01/2044 250 218
Merck & Co Inc
0.75%, 02/24/2026 80 77
1.45%, 06/24/2030 185 155
1.70%, 06/10/2027 170 159
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Merck & Co Inc (continued)
1.90%, 12/10/2028 $ 190 $ 171
2.15%, 12/10/2031 190 159
2.35%, 06/24/2040 285 193
2.75%, 12/10/2051 235 142
3.60%, 09/15/2042 100 78
3.70%, 02/10/2045 10 8
3.90%, 03/07/2039 115 97
4.00%, 03/07/2049 170 133
4.05%, 05/17/2028 145 143
4.15%, 05/18/2043 200 167
4.50%, 05/17/2033
(d)
295 284
5.00%, 05/17/2053 295 269
Novartis Capital Corp
2.00%, 02/14/2027 325 309
2.20%, 08/14/2030 160 140
2.75%, 08/14/2050 160 101
3.80%, 09/18/2029 110 106
4.20%, 09/18/2034 110 102
4.40%, 05/06/2044 350 307
4.70%, 09/18/2054 110 97
Pfizer Inc
1.70%, 05/28/2030 195 166
1.75%, 08/18/2031 155 128
2.55%, 05/28/2040 225 155
2.63%, 04/01/2030 160 144
2.70%, 05/28/2050 190 117
4.00%, 03/15/2049 140 110
4.40%, 05/15/2044 30 26
7.20%, 03/15/2039 176 206
Pfizer Investment Enterprises Pte Ltd
4.45%, 05/19/2026 295 295
4.45%, 05/19/2028 445 441
4.65%, 05/19/2030 295 292
4.75%, 05/19/2033 445 432
5.11%, 05/19/2043 295 277
5.30%, 05/19/2053 445 417
5.34%, 05/19/2063 295 271
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 12 12
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 405 349
3.18%, 07/09/2050 405 262
5.30%, 07/05/2034 295 292
Utah Acquisition Sub Inc
3.95%, 06/15/2026 181 178
5.25%, 06/15/2046 170 143
Viatris Inc
2.30%, 06/22/2027 120 113
2.70%, 06/22/2030 160 139
3.85%, 06/22/2040 120 90
4.00%, 06/22/2050 160 109
Wyeth LLC
5.95%, 04/01/2037 91 95
6.50%, 02/01/2034 144 157
Zoetis Inc
2.00%, 05/15/2030 350 301
3.00%, 05/15/2050 175 112
3.95%, 09/12/2047 5 4
$ 28,616
Pipelines - 0 .87%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 310 291
Cheniere Energy Partners LP
5.75%, 08/15/2034
(h)
300 302
Eastern Gas Transmission & Storage Inc
4.80%, 11/01/2043 300 262

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enbridge Energy Partners LP
7.38%, 10/15/2045 $ 100 $ 113
Enbridge Inc
1.60%, 10/04/2026 60 57
2.50%, 08/01/2033 390 313
3.13%, 11/15/2029 155 142
3.40%, 08/01/2051 195 130
5.30%, 04/05/2029 150 152
5.50%, 12/01/2046 30 29
5.70%, 03/08/2033 155 157
5.90%, 11/15/2026 275 280
5.95%, 04/05/2054 150 148
6.70%, 11/15/2053 150 163
Energy Transfer LP
3.75%, 05/15/2030 160 149
4.75%, 01/15/2026 50 50
4.95%, 01/15/2043 200 172
5.00%, 05/15/2044 350 301
5.25%, 04/15/2029 400 401
5.30%, 04/15/2047 15 13
5.35%, 05/15/2045 15 14
5.55%, 05/15/2034 155 154
5.75%, 02/15/2033 155 157
6.05%, 09/01/2054 195 191
6.10%, 12/01/2028 295 306
6.13%, 12/15/2045 300 296
6.25%, 04/15/2049 500 500
6.40%, 12/01/2030 295 312
6.50%, 02/01/2042 202 209
Enterprise Products Operating LLC
2.80%, 01/31/2030 120 108
3.30%, 02/15/2053 65 43
3.70%, 02/15/2026 195 193
3.70%, 01/31/2051 250 179
4.25%, 02/15/2048 155 124
4.85%, 01/31/2034 155 150
4.85%, 08/15/2042 150 135
4.85%, 03/15/2044 215 192
4.90%, 05/15/2046 400 356
4.95%, 02/15/2035 110 106
5.05%, 01/10/2026 150 151
5.55%, 02/16/2055 110 106
6.13%, 10/15/2039 123 128
6.45%, 09/01/2040 177 191
6.88%, 03/01/2033 15 17
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 200 168
5.00%, 03/01/2043 100 87
6.38%, 03/01/2041 128 131
6.50%, 09/01/2039 112 117
6.95%, 01/15/2038 112 121
7.40%, 03/15/2031 177 194
Kinder Morgan Inc
1.75%, 11/15/2026 190 180
2.00%, 02/15/2031 310 259
3.25%, 08/01/2050 310 196
3.60%, 02/15/2051 155 105
5.00%, 02/01/2029 155 154
5.05%, 02/15/2046 15 13
5.20%, 06/01/2033 150 147
5.40%, 02/01/2034 155 153
5.55%, 06/01/2045 50 47
5.95%, 08/01/2054 140 137
MPLX LP
1.75%, 03/01/2026 165 159
4.13%, 03/01/2027 200 197
4.25%, 12/01/2027 200 197
4.50%, 04/15/2038 220 192
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
MPLX LP (continued)
4.70%, 04/15/2048 $ 185 $ 152
4.90%, 04/15/2058 60 48
5.00%, 03/01/2033 150 144
5.20%, 03/01/2047 165 147
5.20%, 12/01/2047 200 177
5.50%, 06/01/2034 150 148
5.50%, 02/15/2049 170 156
ONEOK Inc
3.40%, 09/01/2029 100 93
4.25%, 09/24/2027 275 271
4.45%, 09/01/2049 500 390
4.75%, 10/15/2031 260 252
5.55%, 11/01/2026 183 185
5.70%, 11/01/2054 115 108
5.85%, 11/01/2064 115 108
6.05%, 09/01/2033 305 314
6.63%, 09/01/2053 155 163
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 200 158
4.50%, 12/15/2026 300 299
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 360 361
5.88%, 06/30/2026 345 348
Targa Resources Corp
5.20%, 07/01/2027 355 357
6.13%, 03/15/2033 150 155
6.15%, 03/01/2029 150 156
6.50%, 03/30/2034 150 158
Texas Eastern Transmission LP
7.00%, 07/15/2032 100 109
TransCanada PipeLines Ltd
4.25%, 05/15/2028 300 293
5.60%, 03/31/2034 300 298
6.10%, 06/01/2040 25 25
7.25%, 08/15/2038 51 57
Western Midstream Operating LP
5.45%, 11/15/2034 140 135
6.15%, 04/01/2033 150 153
Williams Cos Inc/The
2.60%, 03/15/2031 290 250
3.50%, 10/15/2051 195 133
3.75%, 06/15/2027 400 390
4.90%, 03/15/2029 155 154
5.10%, 09/15/2045 180 162
5.30%, 08/15/2028 200 202
5.30%, 08/15/2052 175 160
5.65%, 03/15/2033 155 156
6.30%, 04/15/2040 343 357
$ 18,779
Private Equity - 0 .04%
Brookfield Finance Inc
2.72%, 04/15/2031 190 165
3.50%, 03/30/2051 165 114
3.90%, 01/25/2028 400 389
5.68%, 01/15/2035 150 151
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 160 110
$ 929
Regional Authority - 0 .25%
Province of Alberta Canada
1.30%, 07/22/2030 300 251
3.30%, 03/15/2028 270 260
4.50%, 06/26/2029 150 149

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority (continued)
Province of British Columbia Canada
0.90%, 07/20/2026 $ 335 $ 317
1.30%, 01/29/2031 185 151
4.20%, 07/06/2033 200 190
4.75%, 06/12/2034 200 197
4.80%, 11/15/2028 150 151
6.50%, 01/15/2026 18 18
Province of Manitoba Canada
1.50%, 10/25/2028 190 170
4.30%, 07/27/2033 150 143
Province of Ontario Canada
0.63%, 01/21/2026 495 475
1.05%, 04/14/2026 380 364
1.13%, 10/07/2030 225 185
2.13%, 01/21/2032 420 353
3.10%, 05/19/2027 310 301
3.70%, 09/17/2029
(d)
275 265
4.20%, 01/18/2029 150 148
Province of Quebec Canada
1.35%, 05/28/2030 360 303
3.63%, 04/13/2028 300 292
4.25%, 09/05/2034 140 132
4.50%, 04/03/2029 305 304
4.50%, 09/08/2033 150 146
7.50%, 09/15/2029 64 72
$ 5,337
REITs - 0 .90%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 250 193
2.75%, 12/15/2029 80 72
2.95%, 03/15/2034 195 161
3.00%, 05/18/2051 190 116
3.38%, 08/15/2031 115 103
4.00%, 02/01/2050 85 63
4.90%, 12/15/2030 80 79
5.15%, 04/15/2053 150 134
American Tower Corp
1.60%, 04/15/2026 190 182
1.88%, 10/15/2030 165 138
2.90%, 01/15/2030 160 144
2.95%, 01/15/2051 180 111
3.38%, 10/15/2026 500 488
3.65%, 03/15/2027 200 195
3.70%, 10/15/2049 165 119
5.25%, 07/15/2028 150 151
5.65%, 03/15/2033 155 157
5.90%, 11/15/2033 150 155
AvalonBay Communities Inc
1.90%, 12/01/2028 200 179
2.05%, 01/15/2032 195 161
2.30%, 03/01/2030 160 141
5.00%, 02/15/2033 155 153
5.35%, 06/01/2034 150 151
Boston Properties LP
2.55%, 04/01/2032 155 125
2.75%, 10/01/2026 550 529
2.90%, 03/15/2030 415 367
COPT Defense Properties LP
2.75%, 04/15/2031 195 166
Crown Castle Inc
1.05%, 07/15/2026 380 359
2.50%, 07/15/2031 190 160
2.90%, 04/01/2041 190 132
3.10%, 11/15/2029 150 136
3.25%, 01/15/2051 185 121
3.30%, 07/01/2030 155 141
4.00%, 11/15/2049 110 82
4.90%, 09/01/2029 95 94
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Crown Castle Inc (continued)
5.00%, 01/11/2028 $ 150 $ 150
5.10%, 05/01/2033 145 141
CubeSmart LP
2.00%, 02/15/2031 125 104
2.25%, 12/15/2028 200 180
Digital Realty Trust LP
4.45%, 07/15/2028 250 245
5.55%, 01/15/2028 120 122
Equinix Inc
1.80%, 07/15/2027 160 149
2.50%, 05/15/2031 195 167
3.20%, 11/18/2029 260 239
3.40%, 02/15/2052 195 132
ERP Operating LP
1.85%, 08/01/2031 385 318
2.50%, 02/15/2030 125 111
4.65%, 09/15/2034 105 100
Essex Portfolio LP
1.70%, 03/01/2028 190 172
3.00%, 01/15/2030 170 154
4.00%, 03/01/2029 300 288
5.50%, 04/01/2034 140 140
Extra Space Storage LP
2.20%, 10/15/2030 85 72
2.40%, 10/15/2031 195 162
5.40%, 02/01/2034 155 154
5.50%, 07/01/2030 150 153
Federal Realty OP LP
1.25%, 02/15/2026 170 163
4.50%, 12/01/2044 250 209
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 170 158
5.38%, 04/15/2026 300 300
Healthcare Realty Holdings LP
2.00%, 03/15/2031 170 139
Healthpeak OP LLC
2.13%, 12/01/2028 165 148
3.00%, 01/15/2030 150 136
5.25%, 12/15/2032 75 74
6.75%, 02/01/2041 150 162
Kilroy Realty LP
2.50%, 11/15/2032 165 128
Kimco Realty OP LLC
2.25%, 12/01/2031 195 162
2.70%, 10/01/2030 165 146
3.70%, 10/01/2049 165 120
4.60%, 02/01/2033 175 167
6.40%, 03/01/2034 115 122
Mid-America Apartments LP
1.70%, 02/15/2031 125 103
5.30%, 02/15/2032 150 151
NNN REIT Inc
4.80%, 10/15/2048 200 169
Prologis LP
1.25%, 10/15/2030 165 135
1.75%, 07/01/2030 160 135
2.13%, 04/15/2027 145 137
2.25%, 04/15/2030 140 122
2.25%, 01/15/2032 195 162
2.88%, 11/15/2029 75 69
3.00%, 04/15/2050 110 70
4.00%, 09/15/2028 200 195
4.63%, 01/15/2033 80 77
4.88%, 06/15/2028 150 150
5.25%, 03/15/2054 145 135

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Public Storage Operating Co
0.88%, 02/15/2026 $ 145 $ 139
1.85%, 05/01/2028 380 347
2.25%, 11/09/2031 200 167
5.10%, 08/01/2033 150 149
5.13%, 01/15/2029 150 152
Realty Income Corp
0.75%, 03/15/2026 430 410
2.10%, 03/15/2028 190 175
2.20%, 06/15/2028 180 165
3.10%, 12/15/2029 195 179
3.25%, 01/15/2031 165 149
4.75%, 02/15/2029 155 154
4.85%, 03/15/2030 150 149
4.90%, 07/15/2033 150 145
5.38%, 09/01/2054 140 133
Simon Property Group LP
1.75%, 02/01/2028 190 174
2.45%, 09/13/2029 140 126
2.65%, 02/01/2032 200 170
3.25%, 11/30/2026 250 244
3.25%, 09/13/2049 140 94
4.25%, 11/30/2046 130 106
4.75%, 09/26/2034 135 128
6.75%, 02/01/2040 25 28
UDR Inc
2.10%, 08/01/2032 565 449
3.20%, 01/15/2030 165 151
Ventas Realty LP
3.00%, 01/15/2030 200 181
5.63%, 07/01/2034 150 151
5.70%, 09/30/2043 300 291
VICI Properties LP
5.13%, 11/15/2031 265 258
Welltower OP LLC
2.75%, 01/15/2032 195 166
4.13%, 03/15/2029 300 290
Weyerhaeuser Co
7.38%, 03/15/2032 85 95
WP Carey Inc
2.40%, 02/01/2031 85 72
$ 19,342
Retail - 0 .69%
AutoZone Inc
1.65%, 01/15/2031 165 136
3.75%, 06/01/2027 250 244
5.10%, 07/15/2029 300 302
Costco Wholesale Corp
1.38%, 06/20/2027 155 144
1.60%, 04/20/2030 155 133
1.75%, 04/20/2032 155 126
Dollar Tree Inc
4.20%, 05/15/2028 185 180
Home Depot Inc/The
0.90%, 03/15/2028 190 170
1.88%, 09/15/2031 195 161
2.13%, 09/15/2026 250 241
2.38%, 03/15/2051 190 107
2.75%, 09/15/2051 195 119
2.88%, 04/15/2027 195 188
2.95%, 06/15/2029 435 403
3.50%, 09/15/2056 305 211
3.90%, 06/15/2047 30 23
4.20%, 04/01/2043 520 440
4.25%, 04/01/2046 340 283
4.40%, 03/15/2045 320 273
4.85%, 06/25/2031 170 170
4.88%, 06/25/2027 150 151
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Home Depot Inc/The (continued)
4.90%, 04/15/2029 $ 155 $ 156
4.95%, 09/30/2026 155 156
4.95%, 06/25/2034 300 296
4.95%, 09/15/2052 160 146
5.30%, 06/25/2054 300 287
Lowe's Cos Inc
1.30%, 04/15/2028 165 147
1.70%, 10/15/2030 165 138
3.00%, 10/15/2050 50 31
3.10%, 05/03/2027 250 242
3.65%, 04/05/2029 250 238
3.70%, 04/15/2046 40 30
3.75%, 04/01/2032 195 179
4.05%, 05/03/2047 30 23
4.25%, 04/01/2052 195 152
4.38%, 09/15/2045 500 413
4.80%, 04/01/2026 155 155
5.00%, 04/15/2033 160 158
5.00%, 04/15/2040 160 150
5.63%, 04/15/2053 160 154
5.75%, 07/01/2053 155 152
McDonald's Corp
2.13%, 03/01/2030 160 140
2.63%, 09/01/2029 210 191
3.50%, 07/01/2027 325 317
3.63%, 09/01/2049 115 83
3.70%, 02/15/2042 128 100
4.70%, 12/09/2035 25 24
4.88%, 07/15/2040 9 8
4.88%, 12/09/2045 250 224
4.95%, 08/14/2033
(d)
305 302
5.15%, 09/09/2052 325 297
6.30%, 10/15/2037 262 282
O'Reilly Automotive Inc
1.75%, 03/15/2031 85 70
4.35%, 06/01/2028 300 295
Starbucks Corp
2.00%, 03/12/2027 160 151
3.00%, 02/14/2032
(d)
135 118
3.55%, 08/15/2029 500 473
4.45%, 08/15/2049 300 246
4.80%, 02/15/2033
(d)
165 161
Target Corp
1.95%, 01/15/2027 150 143
2.35%, 02/15/2030 160 142
2.50%, 04/15/2026 500 488
2.95%, 01/15/2052 175 112
4.50%, 09/15/2032 245 237
4.50%, 09/15/2034 135 128
4.80%, 01/15/2053
(d)
150 134
TJX Cos Inc/The
1.60%, 05/15/2031 130 106
Walmart Inc
1.05%, 09/17/2026 185 175
1.50%, 09/22/2028 185 166
1.80%, 09/22/2031 195 163
2.50%, 09/22/2041 195 134
2.65%, 09/22/2051 185 114
2.95%, 09/24/2049 245 164
3.90%, 04/15/2028 225 221
3.95%, 06/28/2038 185 166
4.00%, 04/15/2026 95 95
4.00%, 04/15/2030 95 93
4.10%, 04/15/2033 95 90
4.15%, 09/09/2032 180 173
4.50%, 09/09/2052 660 576
$ 14,910

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors - 0 .66%
Analog Devices Inc
2.10%, 10/01/2031 $ 135 $ 113
2.80%, 10/01/2041 195 138
5.30%, 04/01/2054 150 143
Applied Materials Inc
1.75%, 06/01/2030 160 137
3.30%, 04/01/2027 35 34
4.35%, 04/01/2047 40 34
4.80%, 06/15/2029 120 120
5.10%, 10/01/2035 250 250
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 450 443
Broadcom Inc
1.95%, 02/15/2028
(h)
150 137
2.60%, 02/15/2033
(h)
405 335
3.14%, 11/15/2035
(h)
640 523
3.19%, 11/15/2036
(h)
14 11
3.42%, 04/15/2033
(h)
460 403
3.47%, 04/15/2034
(h)
350 303
3.50%, 02/15/2041
(h)
200 156
3.75%, 02/15/2051
(h)
50 37
4.15%, 02/15/2028 135 133
4.15%, 11/15/2030 271 259
4.30%, 11/15/2032 185 175
4.35%, 02/15/2030 210 204
4.55%, 02/15/2032 75 73
4.75%, 04/15/2029 370 368
5.15%, 11/15/2031 75 76
Intel Corp
2.00%, 08/12/2031 190 153
2.45%, 11/15/2029 310 272
3.05%, 08/12/2051 190 108
3.15%, 05/11/2027 240 230
3.20%, 08/12/2061 190 103
3.25%, 11/15/2049 315 188
3.73%, 12/08/2047 240 158
3.75%, 03/25/2027 160 156
3.75%, 08/05/2027 175 170
4.00%, 08/05/2029 205 195
4.00%, 12/15/2032
(d)
200 180
4.15%, 08/05/2032 175 159
4.25%, 12/15/2042 200 152
4.60%, 03/25/2040 160 133
4.80%, 10/01/2041 77 64
4.88%, 02/10/2026 255 255
5.20%, 02/10/2033 130 126
5.60%, 02/21/2054 225 197
5.63%, 02/10/2043 130 119
5.70%, 02/10/2053 255 226
KLA Corp
4.70%, 02/01/2034 155 150
4.95%, 07/15/2052 355 323
Lam Research Corp
1.90%, 06/15/2030 155 133
2.88%, 06/15/2050 235 148
Marvell Technology Inc
2.45%, 04/15/2028 380 351
4.88%, 06/22/2028 300 298
Micron Technology Inc
2.70%, 04/15/2032 290 243
4.19%, 02/15/2027 115 113
4.66%, 02/15/2030 115 112
5.30%, 01/15/2031 90 90
NVIDIA Corp
1.55%, 06/15/2028 190 173
2.00%, 06/15/2031 385 327
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 $ 385 $ 328
3.13%, 02/15/2042 195 136
3.15%, 05/01/2027 80 77
3.25%, 05/11/2041 195 143
4.40%, 06/01/2027 220 218
QUALCOMM Inc
1.30%, 05/20/2028 211 189
1.65%, 05/20/2032 170 136
3.25%, 05/20/2027 320 311
4.65%, 05/20/2035 115 111
4.80%, 05/20/2045 425 384
6.00%, 05/20/2053 155 162
Texas Instruments Inc
1.13%, 09/15/2026 195 184
1.75%, 05/04/2030 125 107
4.15%, 05/15/2048 205 167
4.60%, 02/15/2028 150 150
4.60%, 02/08/2029 260 259
4.90%, 03/14/2033 150 149
5.00%, 03/14/2053 155 142
5.15%, 02/08/2054 155 145
TSMC Arizona Corp
3.88%, 04/22/2027 200 197
4.25%, 04/22/2032
(d)
200 192
$ 14,297
Software - 0 .56%
Adobe Inc
2.30%, 02/01/2030 160 142
Electronic Arts Inc
1.85%, 02/15/2031 190 158
Fidelity National Information Services Inc
1.65%, 03/01/2028 180 163
3.10%, 03/01/2041 90 65
5.10%, 07/15/2032 130 129
Fiserv Inc
3.50%, 07/01/2029 310 291
4.75%, 03/15/2030 95 94
5.15%, 08/12/2034 45 44
5.35%, 03/15/2031 155 158
5.45%, 03/02/2028 365 371
5.63%, 08/21/2033 155 158
Intuit Inc
5.13%, 09/15/2028 150 152
5.25%, 09/15/2026 305 308
5.50%, 09/15/2053 110 108
Microsoft Corp
1.35%, 09/15/2030 85 72
2.40%, 08/08/2026 55 53
2.50%, 09/15/2050 390 236
2.53%, 06/01/2050 792 487
2.68%, 06/01/2060 1,209 708
3.30%, 02/06/2027 200 196
3.45%, 08/08/2036 358 312
Oracle Corp
2.30%, 03/25/2028 385 356
2.65%, 07/15/2026 250 242
2.80%, 04/01/2027 250 240
2.88%, 03/25/2031 385 339
2.95%, 04/01/2030 150 135
3.60%, 04/01/2040 150 117
3.60%, 04/01/2050 150 105
3.65%, 03/25/2041 385 300
3.80%, 11/15/2037 250 209
3.90%, 05/15/2035 600 526
3.95%, 03/25/2051 385 285
4.00%, 07/15/2046 430 331
4.10%, 03/25/2061 190 136

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp (continued)
4.20%, 09/27/2029 $ 135 $ 130
4.30%, 07/08/2034 315 290
4.38%, 05/15/2055 610 477
4.50%, 05/06/2028 130 129
4.65%, 05/06/2030 265 261
4.70%, 09/27/2034 135 128
5.38%, 09/27/2054 135 124
5.50%, 09/27/2064 135 124
5.55%, 02/06/2053 125 118
6.15%, 11/09/2029 55 58
6.25%, 11/09/2032 115 122
6.90%, 11/09/2052 115 129
Roper Technologies Inc
1.40%, 09/15/2027 165 151
2.95%, 09/15/2029 95 87
4.75%, 02/15/2032 85 83
4.90%, 10/15/2034 85 82
Salesforce Inc
1.95%, 07/15/2031 190 160
2.70%, 07/15/2041 385 271
2.90%, 07/15/2051 385 246
Take-Two Interactive Software Inc
4.95%, 03/28/2028 150 150
VMware LLC
1.40%, 08/15/2026 570 540
1.80%, 08/15/2028 285 256
2.20%, 08/15/2031 385 319
$ 12,161
Sovereign - 1 .34%
Canada Government International Bond
0.75%, 05/19/2026 390 371
3.75%, 04/26/2028 265 260
4.63%, 04/30/2029
(d)
305 308
Chile Government International Bond
2.45%, 01/31/2031 270 231
2.55%, 01/27/2032 275 230
2.75%, 01/31/2027 200 190
3.10%, 05/07/2041 250 178
3.24%, 02/06/2028 400 378
3.50%, 04/15/2053 200 135
3.86%, 06/21/2047 300 224
4.00%, 01/31/2052 200 149
4.95%, 01/05/2036 276 261
Export Development Canada
3.75%, 09/07/2027 275 271
3.88%, 02/14/2028 305 300
4.13%, 02/13/2029 305 301
4.38%, 06/29/2026 445 445
4.75%, 06/05/2034 300 301
Export-Import Bank of Korea
1.38%, 02/09/2031 200 162
2.13%, 01/18/2032 200 166
3.25%, 08/12/2026 500 489
4.00%, 09/11/2029 275 266
4.25%, 09/15/2027 200 199
4.50%, 09/15/2032 200 193
4.88%, 01/11/2026 305 306
5.13%, 09/18/2028 200 202
Indonesia Government International Bond
2.15%, 07/28/2031 200 166
2.85%, 02/14/2030 400 358
3.05%, 03/12/2051 400 259
3.50%, 01/11/2028 200 191
3.70%, 10/30/2049 200 148
4.15%, 09/20/2027 200 196
4.20%, 10/15/2050 250 202
4.55%, 01/11/2028 200 197
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Indonesia Government International Bond
(continued)
4.75%, 02/11/2029 $ 200 $ 197
4.75%, 09/10/2034 200 190
5.10%, 02/10/2054
(d)
200 184
5.15%, 09/10/2054 200 185
Israel Government AID Bond
5.50%, 09/18/2033 12 13
Israel Government International Bond
3.88%, 07/03/2050 400 283
4.50%, 01/30/2043 200 166
5.50%, 03/12/2034
(d)
230 224
5.75%, 03/12/2054 230 210
Japan Bank for International Cooperation
1.25%, 01/21/2031 400 328
1.88%, 04/15/2031 200 169
2.13%, 02/16/2029 200 181
2.25%, 11/04/2026 400 384
4.25%, 04/27/2026 220 219
4.63%, 07/22/2027 260 260
4.63%, 07/19/2028 200 200
4.63%, 04/17/2034 200 197
4.88%, 10/18/2028 200 202
Japan International Cooperation Agency
4.75%, 05/21/2029 200 200
Korea International Bond
1.00%, 09/16/2030 200 164
3.88%, 09/20/2048 500 406
Mexico Government International Bond
2.66%, 05/24/2031 400 325
3.25%, 04/16/2030 200 174
3.50%, 02/12/2034 400 318
3.75%, 01/11/2028 250 237
3.75%, 04/19/2071 400 220
3.77%, 05/24/2061 200 113
4.13%, 01/21/2026 250 247
4.50%, 04/22/2029 300 286
4.50%, 01/31/2050 400 280
4.60%, 02/10/2048 450 322
4.75%, 03/08/2044 506 384
5.55%, 01/21/2045 300 260
6.00%, 05/07/2036 280 264
6.05%, 01/11/2040 264 244
6.34%, 05/04/2053 200 178
6.35%, 02/09/2035 200 195
6.40%, 05/07/2054 300 269
Panama Government International Bond
2.25%, 09/29/2032 200 140
3.30%, 01/19/2033 200 150
3.87%, 07/23/2060 340 177
4.30%, 04/29/2053 400 234
4.50%, 05/15/2047 200 128
4.50%, 04/16/2050 200 123
6.40%, 02/14/2035 200 181
6.70%, 01/26/2036 224 208
6.85%, 03/28/2054 200 170
Peruvian Government International Bond
1.86%, 12/01/2032 405 306
2.78%, 01/23/2031 145 124
2.78%, 12/01/2060 180 95
3.30%, 03/11/2041 340 245
3.55%, 03/10/2051
(d)
200 134
5.63%, 11/18/2050 203 190
5.88%, 08/08/2054 145 138
6.55%, 03/14/2037 126 131
8.75%, 11/21/2033 192 228

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Philippine Government International Bond
2.46%, 05/05/2030 $ 500 $ 438
2.65%, 12/10/2045 200 127
3.00%, 02/01/2028 300 282
3.20%, 07/06/2046 200 139
3.70%, 03/01/2041 200 159
3.70%, 02/02/2042 230 181
4.75%, 03/05/2035 275 262
5.00%, 07/17/2033 200 196
5.50%, 01/17/2048 200 195
5.60%, 05/14/2049 200 197
9.50%, 02/02/2030 400 478
Republic of Italy Government International Bond
1.25%, 02/17/2026 400 385
2.88%, 10/17/2029 200 181
3.88%, 05/06/2051 400 273
5.38%, 06/15/2033 130 127
Republic of Poland Government International Bond
4.88%, 10/04/2033 300 288
5.13%, 09/18/2034 310 300
5.50%, 03/18/2054 310 285
State of Israel
2.50%, 01/15/2030 200 174
3.38%, 01/15/2050 200 130
Svensk Exportkredit AB
3.75%, 09/13/2027 275 270
4.13%, 06/14/2028 295 292
4.38%, 02/13/2026 305 304
4.88%, 09/14/2026 305 307
Tennessee Valley Authority
2.88%, 02/01/2027 250 243
3.50%, 12/15/2042 200 163
3.88%, 03/15/2028 230 227
4.25%, 09/15/2065 200 163
4.63%, 09/15/2060 190 170
5.25%, 09/15/2039 251 256
5.38%, 04/01/2056 154 156
5.88%, 04/01/2036 300 325
Uruguay Government International Bond
4.13%, 11/20/2045 100 83
4.38%, 10/27/2027 390 386
4.98%, 04/20/2055 210 186
5.10%, 06/18/2050 365 335
5.75%, 10/28/2034 150 154
$ 29,030
Supranational Bank - 1 .25%
African Development Bank
0.88%, 03/23/2026 345 331
0.88%, 07/22/2026 385 365
3.50%, 09/18/2029 275 264
4.13%, 02/25/2027 150 149
4.38%, 03/14/2028 305 305
4.63%, 01/04/2027 210 211
Asian Development Bank
0.50%, 02/04/2026 400 384
1.00%, 04/14/2026 480 460
1.25%, 06/09/2028 100 90
1.50%, 01/20/2027 400 378
1.50%, 03/04/2031 195 163
1.75%, 09/19/2029 325 288
1.88%, 03/15/2029 190 171
2.75%, 01/19/2028 250 238
3.13%, 08/20/2027 355 344
3.13%, 04/27/2032 165 150
3.63%, 08/28/2029 420 405
3.75%, 04/25/2028 150 147
3.88%, 09/28/2032 100 95
3.88%, 06/14/2033 145 137
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Asian Development Bank (continued)
4.00%, 01/12/2033 $ 150 $ 144
4.13%, 01/12/2027 300 299
4.25%, 01/09/2026 305 305
4.38%, 03/06/2029 310 309
4.50%, 08/25/2028 365 367
5.82%, 06/16/2028 15 16
6.38%, 10/01/2028 51 54
Asian Infrastructure Investment Bank/The
3.75%, 09/14/2027 325 320
4.13%, 01/18/2029 300 297
4.88%, 09/14/2026 305 308
Council Of Europe Development Bank
3.63%, 01/26/2028 300 293
3.75%, 05/25/2026 300 297
4.63%, 06/11/2027 150 151
European Bank for Reconstruction & Development
0.50%, 01/28/2026 380 364
4.13%, 01/25/2029 150 148
4.38%, 03/09/2028 245 245
European Investment Bank
0.38%, 03/26/2026 480 457
0.63%, 10/21/2027 285 257
0.75%, 10/26/2026 190 178
1.25%, 02/14/2031 355 293
1.38%, 03/15/2027 400 375
1.63%, 05/13/2031 245 205
1.75%, 03/15/2029
(d)
200 180
2.38%, 05/24/2027 300 286
3.25%, 11/15/2027 325 315
3.63%, 07/15/2030 300 288
3.75%, 11/15/2029 240 233
3.75%, 02/14/2033 305 287
3.88%, 03/15/2028 405 399
4.00%, 02/15/2029 335 329
4.13%, 02/13/2034 305 292
4.38%, 03/19/2027 460 460
4.38%, 10/10/2031 300 296
4.50%, 10/16/2028 455 457
4.75%, 06/15/2029 305 309
Inter-American Development Bank
0.63%, 09/16/2027 165 150
0.88%, 04/20/2026 425 406
1.13%, 07/20/2028 385 344
1.13%, 01/13/2031 385 316
1.50%, 01/13/2027 400 378
2.38%, 07/07/2027 300 286
3.13%, 09/18/2028 250 239
3.50%, 09/14/2029 320 307
3.50%, 04/12/2033 150 138
4.00%, 01/12/2028 150 148
4.13%, 02/15/2029 305 301
4.38%, 02/01/2027 300 300
4.38%, 07/17/2034 295 288
4.38%, 01/24/2044 50 46
4.50%, 05/15/2026 300 300
4.50%, 09/13/2033 200 197
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 365 330
0.75%, 08/26/2030 385 313
0.88%, 07/15/2026 580 550
1.25%, 02/10/2031 385 317
1.38%, 04/20/2028 480 436
1.63%, 11/03/2031 385 318
1.75%, 10/23/2029 550 486
2.50%, 03/29/2032 355 309
3.13%, 06/15/2027 345 335

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
International Bank for Reconstruction &
Development (continued)
3.50%, 07/12/2028 $ 450 $ 437
3.63%, 09/21/2029 315 304
3.88%, 10/16/2029 265 258
3.88%, 02/14/2030 305 297
3.88%, 08/28/2034 140 131
4.00%, 08/27/2026 140 139
4.00%, 07/25/2030 350 341
4.00%, 01/10/2031 300 291
4.50%, 04/10/2031 235 234
4.63%, 08/01/2028 450 453
4.75%, 04/10/2026 155 156
4.75%, 11/14/2033 300 301
International Finance Corp
4.25%, 07/02/2029 300 297
4.38%, 01/15/2027 105 105
4.50%, 07/13/2028 120 121
Nordic Investment Bank
0.50%, 01/21/2026 200 192
3.38%, 09/08/2027 325 316
4.25%, 02/28/2029 200 198
$ 26,997
Telecommunications - 1 .09%
America Movil SAB de CV
4.38%, 04/22/2049 250 205
6.13%, 03/30/2040 102 104
6.38%, 03/01/2035 200 211
AT&T Inc
1.65%, 02/01/2028 330 300
1.70%, 03/25/2026 135 130
2.25%, 02/01/2032 240 198
2.30%, 06/01/2027 465 439
2.75%, 06/01/2031 310 270
2.95%, 07/15/2026 20 19
3.10%, 02/01/2043 240 173
3.50%, 06/01/2041 310 238
3.50%, 09/15/2053 904 609
3.55%, 09/15/2055 1,018 685
3.65%, 06/01/2051 395 279
3.65%, 09/15/2059 1,057 700
3.80%, 02/15/2027 40 39
4.10%, 02/15/2028 81 79
4.25%, 03/01/2027 230 228
4.30%, 12/15/2042 221 184
4.35%, 03/01/2029 500 489
4.35%, 06/15/2045 260 213
4.50%, 03/09/2048 490 405
5.40%, 02/15/2034 295 296
Bell Telephone Co of Canada or Bell Canada
3.65%, 03/17/2051 190 131
5.20%, 02/15/2034 155 151
British Telecommunications PLC
9.62%, 12/15/2030 577 699
Cisco Systems Inc
2.50%, 09/20/2026 245 237
4.80%, 02/26/2027 305 307
4.85%, 02/26/2029 305 307
5.05%, 02/26/2034 305 304
5.30%, 02/26/2054 305 296
5.50%, 01/15/2040 340 343
Corning Inc
4.38%, 11/15/2057 300 230
4.75%, 03/15/2042 102 90
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 641 745
Juniper Networks Inc
2.00%, 12/10/2030 185 155
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Orange SA
5.38%, 01/13/2042 $ 102 $ 98
Rogers Communications Inc
3.20%, 03/15/2027 395 382
3.70%, 11/15/2049 225 157
3.80%, 03/15/2032 195 175
5.00%, 02/15/2029 155 154
5.00%, 03/15/2044 200 177
Sprint Capital Corp
6.88%, 11/15/2028 295 313
Telefonica Emisiones SA
5.21%, 03/08/2047 360 319
7.05%, 06/20/2036 545 599
T-Mobile USA Inc
1.50%, 02/15/2026 320 309
2.05%, 02/15/2028 320 294
2.25%, 11/15/2031 350 291
2.40%, 03/15/2029 310 279
2.55%, 02/15/2031 245 211
3.00%, 02/15/2041 170 121
3.30%, 02/15/2051 310 204
3.40%, 10/15/2052 260 173
3.75%, 04/15/2027 295 288
3.88%, 04/15/2030 295 278
4.20%, 10/01/2029 135 131
4.38%, 04/15/2040 150 130
4.50%, 04/15/2050 295 242
4.80%, 07/15/2028 150 149
4.95%, 03/15/2028 90 90
5.05%, 07/15/2033 150 147
5.15%, 04/15/2034 155 153
5.20%, 01/15/2033 275 272
5.25%, 06/15/2055 135 123
5.50%, 01/15/2055 155 146
5.65%, 01/15/2053 270 261
5.75%, 01/15/2034 150 154
5.75%, 01/15/2054 150 146
6.00%, 06/15/2054 150 152
Verizon Communications Inc
1.50%, 09/18/2030 450 373
1.68%, 10/30/2030 223 185
1.75%, 01/20/2031 360 297
2.10%, 03/22/2028 290 267
2.36%, 03/15/2032 180 149
2.55%, 03/21/2031 385 332
2.65%, 11/20/2040 135 92
2.88%, 11/20/2050 360 221
2.99%, 10/30/2056 562 333
3.00%, 11/20/2060 80 46
3.40%, 03/22/2041 385 291
3.55%, 03/22/2051 385 272
3.70%, 03/22/2061 190 129
3.85%, 11/01/2042 275 216
4.13%, 03/16/2027 300 297
4.33%, 09/21/2028 500 490
4.40%, 11/01/2034 750 695
4.50%, 08/10/2033 360 339
4.81%, 03/15/2039 185 171
Vodafone Group PLC
4.25%, 09/17/2050 165 128
5.63%, 02/10/2053 150 143
5.75%, 06/28/2054 150 145
5.88%, 06/28/2064 150 145
6.15%, 02/27/2037 72 76
$ 23,438
Toys, Games & Hobbies - 0 .00%
Hasbro Inc
6.35%, 03/15/2040 25 25

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 0 .45%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 $ 400 $ 263
3.30%, 09/15/2051 200 137
3.55%, 02/15/2050 115 83
4.45%, 03/15/2043 20 17
4.45%, 01/15/2053 100 84
4.55%, 09/01/2044 15 13
5.15%, 09/01/2043 350 335
5.20%, 04/15/2054 150 141
5.50%, 03/15/2055 150 147
Canadian National Railway Co
2.45%, 05/01/2050 65 38
3.20%, 08/02/2046 400 281
3.65%, 02/03/2048 75 56
3.85%, 08/05/2032 175 162
4.38%, 09/18/2034 110 103
Canadian Pacific Railway Co
1.75%, 12/02/2026 390 369
2.45%, 12/02/2031 190 162
3.00%, 12/02/2041 190 138
3.10%, 12/02/2051 190 123
4.80%, 09/15/2035 285 272
CSX Corp
2.40%, 02/15/2030 65 58
3.25%, 06/01/2027 40 39
3.35%, 09/15/2049 70 49
3.80%, 03/01/2028 100 97
3.80%, 11/01/2046 30 23
4.25%, 11/01/2066 200 151
4.30%, 03/01/2048 105 86
4.50%, 11/15/2052 155 131
4.75%, 05/30/2042 137 124
4.90%, 03/15/2055 135 121
5.20%, 11/15/2033 150 150
FedEx Corp
3.10%, 08/05/2029 315 292
3.88%, 08/01/2042 100 78
4.40%, 01/15/2047 405 328
4.55%, 04/01/2046 400 333
4.75%, 11/15/2045 130 111
Norfolk Southern Corp
2.30%, 05/15/2031 195 167
2.55%, 11/01/2029 155 140
2.90%, 08/25/2051 190 117
3.94%, 11/01/2047 198 152
4.15%, 02/28/2048 200 159
4.45%, 03/01/2033 150 143
4.55%, 06/01/2053 70 59
4.84%, 10/01/2041 100 91
5.35%, 08/01/2054 120 114
Ryder System Inc
2.90%, 12/01/2026 150 145
4.30%, 06/15/2027 55 54
4.95%, 09/01/2029 140 140
Union Pacific Corp
2.15%, 02/05/2027 230 219
2.38%, 05/20/2031 195 168
2.80%, 02/14/2032 185 160
2.89%, 04/06/2036 210 169
3.20%, 05/20/2041 195 146
3.38%, 02/14/2042 190 145
3.80%, 10/01/2051 182 136
3.80%, 04/06/2071 175 119
3.84%, 03/20/2060 575 411
4.50%, 01/20/2033 160 154
4.95%, 09/09/2052 160 147
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
United Parcel Service Inc
2.50%, 09/01/2029 $ 125 $ 113
3.40%, 09/01/2049 435 306
4.88%, 03/03/2033 110 109
4.88%, 11/15/2040 25 23
5.05%, 03/03/2053 110 101
5.15%, 05/22/2034
(d)
150 150
5.20%, 04/01/2040 125 122
5.50%, 05/22/2054 150 146
6.20%, 01/15/2038 23 25
$ 9,645
Trucking & Leasing - 0 .01%
GATX Corp
1.90%, 06/01/2031 380 309
Water - 0 .05%
American Water Capital Corp
2.30%, 06/01/2031 195 165
3.25%, 06/01/2051 195 130
3.75%, 09/01/2047 180 133
4.45%, 06/01/2032 110 105
6.59%, 10/15/2037 5 6
Essential Utilities Inc
2.40%, 05/01/2031 190 161
5.30%, 05/01/2052 185 168
5.38%, 01/15/2034 155 153
$ 1,021
TOTAL BONDS $ 622,881
MUNICIPAL BONDS - 0 .51%
Principal
Amount (000's) Value (000's)
California - 0 .14%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 317
6.92%, 04/01/2040 60 67
California State University
2.98%, 11/01/2051 160 107
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 60 62
Los Angeles Department of Water & Power
6.57%, 07/01/2045 150 162
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 268
San Diego County Water Authority
6.14%, 05/01/2049 260 269
State of California
3.50%, 04/01/2028 165 160
7.30%, 10/01/2039 375 427
7.35%, 11/01/2039 500 572
7.60%, 11/01/2040 180 214
7.63%, 03/01/2040 280 330
$ 2,955
District of Columbia - 0 .02%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 386
Georgia - 0 .02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 144 154
7.06%, 04/01/2057 188 206
$ 360
Illinois - 0 .06%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 183 201
Chicago Transit Authority Sales Tax Receipts Fund
6.20%, 12/01/2040 70 72

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
County of Cook IL
6.23%, 11/15/2034 $ 102 $ 106
State of Illinois
5.10%, 06/01/2033 941 928
7.35%, 07/01/2035 55 59
$ 1,366
Nevada - 0 .00%
County of Clark Department of Aviation
6.82%, 07/01/2045 25 28
New Jersey - 0 .06%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(i)
700 741
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 210 224
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 164
Rutgers The State University of New Jersey
5.67%, 05/01/2040 130 129
$ 1,258
New York - 0 .09%
City of New York NY
5.52%, 10/01/2037 25 25
Metropolitan Transportation Authority
6.81%, 11/15/2040 135 145
New York City Municipal Water Finance Authority
5.72%, 06/15/2042 270 265
5.95%, 06/15/2042 125 126
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.51%, 08/01/2037 250 246
New York State Dormitory Authority
5.60%, 03/15/2040 435 432
Port Authority of New York & New Jersey
4.46%, 10/01/2062 400 336
4.96%, 08/01/2046 300 282
6.04%, 12/01/2029 50 53
$ 1,910
Ohio - 0 .01%
American Municipal Power Inc
6.27%, 02/15/2050 64 66
Ohio State University/The
4.91%, 06/01/2040 125 117
$ 183
Pennsylvania - 0 .02%
State Public School Building Authority
5.00%, 09/15/2027 500 504
Texas - 0 .08%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 135
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 46
Dallas Convention Center Hotel Development Corp
7.09%, 01/01/2042 70 77
Dallas County Hospital District
5.62%, 08/15/2044 83 82
Dallas Independent School District (credit support
from Permanent School Fund Guarantee Program )
6.45%, 02/15/2035
(i)
50 50
Grand Parkway Transportation Corp
5.18%, 10/01/2042 300 293
State of Texas
4.68%, 04/01/2040 100 92
5.52%, 04/01/2039 405 405
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
Texas Department of Transportation State Highway
Fund
5.18%, 04/01/2030 $ 625 $ 631
$ 1,811
Utah - 0 .00%
State of Utah
3.54%, 07/01/2025 59 59
Wisconsin - 0 .01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(i)
175 177
TOTAL MUNICIPAL BONDS $ 10,997
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 70 .02%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .14%
2.00%, 08/01/2029 $ 112 $ 106
2.00%, 03/01/2032 61 57
2.50%, 10/01/2027 18 18
2.50%, 03/01/2028 57 56
2.50%, 06/01/2028 85 83
2.50%, 06/01/2028 35 34
2.50%, 07/01/2028 60 58
2.50%, 10/01/2028 29 28
2.50%, 10/01/2028 52 50
2.50%, 10/01/2029 82 79
2.50%, 12/01/2029 102 98
2.50%, 09/01/2030 192 183
2.50%, 01/01/2031 213 202
2.50%, 01/01/2031 22 20
2.50%, 02/01/2031 24 22
2.50%, 03/01/2031 65 61
2.50%, 12/01/2031 85 80
2.50%, 12/01/2031 76 71
2.50%, 02/01/2032 99 93
2.50%, 03/01/2032 132 124
2.50%, 11/01/2032 245 230
2.50%, 02/01/2033 69 65
2.50%, 03/01/2033 177 166
2.50%, 03/01/2033 51 48
2.50%, 04/01/2033 81 75
2.50%, 05/01/2033 34 32
2.50%, 06/01/2033 56 52
2.50%, 11/01/2036 54 49
2.50%, 02/01/2043 75 64
2.50%, 03/01/2043 58 50
3.00%, 01/01/2027 16 15
3.00%, 03/01/2027 12 12
3.00%, 05/01/2027 15 15
3.00%, 10/01/2028 63 62
3.00%, 07/01/2029 85 83
3.00%, 08/01/2029 38 37
3.00%, 10/01/2029 23 22
3.00%, 11/01/2029 39 38
3.00%, 07/01/2030 94 90
3.00%, 09/01/2030 128 124
3.00%, 11/01/2030 23 22
3.00%, 11/01/2030 37 35
3.00%, 01/01/2031 46 44
3.00%, 04/01/2031 104 100
3.00%, 02/01/2032 21 20
3.00%, 05/01/2032 38 35
3.00%, 12/01/2032 164 155
3.00%, 12/01/2032 153 146
3.00%, 01/01/2033 221 210
3.00%, 02/01/2033 127 121
3.00%, 03/01/2033 81 78
3.00%, 04/01/2033 74 70
3.00%, 04/01/2033 60 56

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 06/01/2033 $ 46 $ 44
3.00%, 09/01/2033 72 68
3.00%, 09/01/2033 65 61
3.00%, 12/01/2034 17 16
3.00%, 01/01/2035 12 11
3.00%, 02/01/2035 17 16
3.00%, 05/01/2035 144 133
3.00%, 02/01/2036 34 32
3.00%, 09/01/2036 36 34
3.00%, 02/01/2037 46 42
3.00%, 05/01/2037 48 44
3.00%, 06/01/2037 48 44
3.00%, 07/01/2037 77 71
3.00%, 09/01/2037 17 15
3.00%, 01/01/2043 116 103
3.00%, 01/01/2043 115 102
3.00%, 02/01/2043 517 457
3.00%, 03/01/2043 301 266
3.00%, 04/01/2043 106 94
3.00%, 05/01/2043 103 91
3.00%, 06/01/2043 187 165
3.00%, 07/01/2043 178 157
3.00%, 07/01/2043 331 293
3.00%, 07/01/2043 296 261
3.00%, 07/01/2043 205 181
3.00%, 08/01/2043 40 35
3.00%, 08/01/2043 112 98
3.00%, 08/01/2043 56 49
3.00%, 08/01/2043 564 499
3.00%, 09/01/2043 98 87
3.00%, 09/01/2043 210 186
3.00%, 09/01/2043 255 226
3.00%, 10/01/2043 90 80
3.00%, 10/01/2043 203 179
3.00%, 03/01/2045 177 155
3.00%, 04/01/2045 63 56
3.00%, 06/01/2045 230 200
3.00%, 07/01/2045 135 118
3.00%, 08/01/2045 264 230
3.00%, 12/01/2045 365 316
3.00%, 03/01/2046 17 15
3.00%, 03/01/2046 157 137
3.00%, 04/01/2046 216 188
3.00%, 05/01/2046 56 48
3.00%, 09/01/2046 259 225
3.00%, 10/01/2046 259 225
3.00%, 11/01/2046 274 238
3.00%, 11/01/2046 294 256
3.00%, 11/01/2046 453 393
3.00%, 12/01/2046 335 291
3.00%, 12/01/2046 372 323
3.00%, 01/01/2047 508 441
3.00%, 03/01/2047 508 441
3.00%, 03/01/2048 184 159
3.50%, 10/01/2025 5 5
3.50%, 11/01/2025 5 5
3.50%, 12/01/2026 8 8
3.50%, 01/01/2029 34 34
3.50%, 01/01/2032 30 29
3.50%, 02/01/2032 18 18
3.50%, 03/01/2032 22 21
3.50%, 04/01/2032 23 22
3.50%, 08/01/2032 18 17
3.50%, 09/01/2033 62 59
3.50%, 01/01/2034 22 21
3.50%, 01/01/2035 48 46
3.50%, 02/01/2035 39 37
3.50%, 07/01/2035 70 66
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 09/01/2035 $ 92 $ 88
3.50%, 04/01/2037 27 25
3.50%, 06/01/2037 53 50
3.50%, 05/01/2041 11 10
3.50%, 02/01/2042 99 90
3.50%, 04/01/2042 35 32
3.50%, 06/01/2042 81 74
3.50%, 07/01/2042 120 109
3.50%, 07/01/2042 89 82
3.50%, 08/01/2042 54 49
3.50%, 08/01/2042 117 107
3.50%, 02/01/2044 163 147
3.50%, 06/01/2044 154 140
3.50%, 09/01/2044 88 80
3.50%, 02/01/2045 100 90
3.50%, 03/01/2045 143 129
3.50%, 06/01/2045 164 147
3.50%, 07/01/2045 268 241
3.50%, 09/01/2045 138 124
3.50%, 10/01/2045 159 143
3.50%, 11/01/2045 262 235
3.50%, 12/01/2045 26 23
3.50%, 12/01/2045 212 191
3.50%, 12/01/2045 189 170
3.50%, 01/01/2046 74 66
3.50%, 01/01/2046 17 15
3.50%, 03/01/2046 667 599
3.50%, 03/01/2046 131 118
3.50%, 04/01/2046 159 143
3.50%, 05/01/2046 172 155
3.50%, 06/01/2046 204 184
3.50%, 08/01/2046 142 128
3.50%, 04/01/2047 212 191
3.50%, 11/01/2047 242 218
3.50%, 11/01/2047 157 141
3.50%, 05/01/2048 27 25
4.00%, 06/01/2025 1 1
4.00%, 07/01/2025 2 2
4.00%, 12/01/2030 9 9
4.00%, 08/01/2031 9 9
4.00%, 10/01/2031 15 15
4.00%, 11/01/2031 4 4
4.00%, 12/01/2031 7 7
4.00%, 11/01/2033 21 21
4.00%, 01/01/2034 40 39
4.00%, 07/01/2035 15 14
4.00%, 03/01/2037 66 63
4.00%, 05/01/2038 23 22
4.00%, 02/01/2041 56 53
4.00%, 06/01/2042 43 40
4.00%, 06/01/2042 36 34
4.00%, 08/01/2043 311 293
4.00%, 01/01/2044 54 50
4.00%, 02/01/2044 109 102
4.00%, 03/01/2044 43 40
4.00%, 04/01/2044 114 107
4.00%, 05/01/2044 30 28
4.00%, 07/01/2044 71 67
4.00%, 07/01/2044 59 55
4.00%, 10/01/2044 81 76
4.00%, 11/01/2044 176 164
4.00%, 12/01/2044 181 168
4.00%, 01/01/2045 50 46
4.00%, 02/01/2045 52 49
4.00%, 04/01/2045 56 52
4.00%, 05/01/2045 39 37
4.00%, 06/01/2045 70 65
4.00%, 07/01/2045 27 25

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 08/01/2045 $ 26 $ 24
4.00%, 08/01/2045 32 30
4.00%, 08/01/2045 246 229
4.00%, 09/01/2045 261 243
4.00%, 09/01/2045 81 75
4.00%, 10/01/2045 275 255
4.00%, 11/01/2045 178 165
4.00%, 12/01/2045 82 76
4.00%, 03/01/2047 207 194
4.00%, 08/01/2047 224 208
4.00%, 10/01/2047 158 146
4.00%, 12/01/2047 256 238
4.00%, 07/01/2048 139 129
4.00%, 08/01/2048 83 77
4.00%, 09/01/2048 243 226
4.50%, 02/01/2030 2 2
4.50%, 08/01/2030 2 2
4.50%, 05/01/2031 3 3
4.50%, 06/01/2031 20 20
4.50%, 06/01/2039 41 40
4.50%, 10/01/2039 29 28
4.50%, 10/01/2040 35 34
4.50%, 03/01/2041 93 91
4.50%, 03/01/2041 110 107
4.50%, 11/01/2041 91 88
4.50%, 09/01/2043 44 43
4.50%, 11/01/2043 25 24
4.50%, 11/01/2043 55 53
4.50%, 01/01/2044 46 44
4.50%, 01/01/2044 56 54
4.50%, 05/01/2044 65 63
4.50%, 07/01/2044 31 30
4.50%, 10/01/2045 84 80
4.50%, 02/01/2046 109 105
4.50%, 03/01/2047 31 29
4.50%, 04/01/2047 26 25
4.50%, 06/01/2047 62 59
4.50%, 09/01/2047 65 62
4.50%, 05/01/2048 50 48
4.50%, 07/01/2048 100 95
4.50%, 11/01/2048 49 47
4.50%, 01/01/2049 207 198
4.50%, 05/01/2049 540 516
5.00%, 12/01/2027 7 7
5.00%, 02/01/2030 1 1
5.00%, 03/01/2030 1 1
5.00%, 04/01/2034 37 37
5.00%, 06/01/2035 41 41
5.00%, 01/01/2038 67 67
5.00%, 11/01/2038 59 59
5.00%, 12/01/2038 65 65
5.00%, 09/01/2039 104 104
5.00%, 01/01/2040 69 69
5.00%, 05/01/2040 25 25
5.00%, 04/01/2041 40 40
5.00%, 06/01/2041 38 38
5.00%, 11/01/2041 34 34
5.00%, 11/01/2041 53 52
5.50%, 01/01/2028 11 11
5.50%, 04/01/2036 39 40
5.50%, 12/01/2036 37 38
5.50%, 12/01/2036 39 39
5.50%, 03/01/2039 61 61
5.50%, 04/01/2039 38 38
5.50%, 02/01/2040 54 55
5.50%, 06/01/2041 82 83
6.00%, 02/01/2027 1 1
$ 24,654
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 18 .19%
1.50%, 12/01/2035 $ 761 $ 658
1.50%, 03/01/2036 3,651 3,150
1.50%, 05/01/2036 5,994 5,171
1.50%, 11/01/2036 2,823 2,436
1.50%, 11/01/2050 1,958 1,458
1.50%, 01/01/2051 7,253 5,364
1.50%, 06/01/2051 6,640 4,928
2.00%, 09/01/2028 28 27
2.00%, 05/01/2030 61 57
2.00%, 04/01/2032 55 50
2.00%, 02/01/2036 5,128 4,546
2.00%, 02/01/2036 3,108 2,767
2.00%, 04/01/2036 5,474 4,900
2.00%, 05/01/2036 2,846 2,528
2.00%, 06/01/2036 2,649 2,349
2.00%, 06/01/2036 847 753
2.00%, 11/01/2041 5,651 4,702
2.00%, 05/01/2042 3,028 2,508
2.00%, 04/01/2051 26,101 20,656
2.00%, 04/01/2051 11,953 9,432
2.00%, 04/01/2051 7,241 5,737
2.00%, 05/01/2051 15,221 12,010
2.00%, 10/01/2051 2,328 1,844
2.00%, 11/01/2051 6,412 5,074
2.00%, 11/01/2051 5,603 4,385
2.00%, 12/01/2051 8,221 6,487
2.00%, 12/01/2051 10,467 8,258
2.00%, 01/01/2052 7,718 6,084
2.00%, 02/01/2052 6,406 4,995
2.50%, 01/01/2028 26 26
2.50%, 07/01/2028 35 34
2.50%, 08/01/2028 13 12
2.50%, 08/01/2028 35 34
2.50%, 09/01/2028 41 39
2.50%, 07/01/2029 81 77
2.50%, 07/01/2029 31 30
2.50%, 07/01/2029 13 12
2.50%, 09/01/2029 49 47
2.50%, 12/01/2029 45 43
2.50%, 01/01/2030 47 45
2.50%, 04/01/2030 64 61
2.50%, 05/01/2030 123 117
2.50%, 06/01/2030 75 71
2.50%, 08/01/2030 18 17
2.50%, 08/01/2030 157 150
2.50%, 01/01/2031 44 42
2.50%, 01/01/2031 70 66
2.50%, 02/01/2031 87 83
2.50%, 02/01/2031 60 57
2.50%, 05/01/2031 35 33
2.50%, 06/01/2031 68 64
2.50%, 11/01/2031 706 666
2.50%, 12/01/2031 112 106
2.50%, 01/01/2032 136 128
2.50%, 01/01/2032 250 236
2.50%, 02/01/2032 191 180
2.50%, 03/01/2032 71 67
2.50%, 03/01/2032 37 35
2.50%, 11/01/2032 13 12
2.50%, 12/01/2032 35 33
2.50%, 01/01/2033 44 41
2.50%, 02/01/2033 170 159
2.50%, 04/01/2033 339 316
2.50%, 07/01/2033 31 29
2.50%, 10/01/2034 368 338
2.50%, 02/01/2035 1,066 979
2.50%, 10/01/2036 29 26

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 10/01/2036 $ 14 $ 13
2.50%, 12/01/2036 68 61
2.50%, 07/01/2040 1,377 1,179
2.50%, 04/01/2042 2,040 1,752
2.50%, 01/01/2043 221 188
2.50%, 08/01/2043 82 70
2.50%, 10/01/2043 136 116
2.50%, 12/01/2046 52 44
2.50%, 08/01/2050 1,934 1,602
2.50%, 09/01/2050 4,416 3,645
2.50%, 10/01/2050 2,990 2,466
2.50%, 02/01/2051 1,741 1,440
2.50%, 02/01/2051 5,784 4,817
2.50%, 07/01/2051 2,572 2,117
2.50%, 07/01/2051 1,797 1,479
2.50%, 09/01/2051 7,424 6,117
2.50%, 09/01/2051 2,765 2,259
2.50%, 11/01/2051 6,213 5,140
2.50%, 11/01/2051 5,234 4,335
2.50%, 01/01/2052 3,834 3,166
2.50%, 02/01/2052 4,357 3,573
2.50%, 02/01/2052 3,425 2,828
2.50%, 02/01/2052 2,788 2,294
2.50%, 02/01/2052 5,672 4,687
2.50%, 03/01/2052 5,272 4,337
2.50%, 04/01/2052 799 658
2.50%, 04/01/2052 5,870 4,847
2.50%, 05/01/2052 3,060 2,539
2.50%, 05/01/2052 2,463 2,032
3.00%, 11/01/2026 13 13
3.00%, 02/01/2027 24 24
3.00%, 04/01/2027 104 103
3.00%, 08/01/2027 20 19
3.00%, 10/01/2028 101 99
3.00%, 11/01/2028 31 31
3.00%, 02/01/2029 26 25
3.00%, 03/01/2029 45 44
3.00%, 03/01/2029 37 36
3.00%, 04/01/2029 41 39
3.00%, 05/01/2029 32 31
3.00%, 06/01/2029 32 31
3.00%, 08/01/2029 17 17
3.00%, 10/01/2029 21 20
3.00%, 10/01/2029 34 33
3.00%, 10/01/2029 21 20
3.00%, 11/01/2029 35 34
3.00%, 01/01/2030 126 122
3.00%, 01/01/2030 112 108
3.00%, 01/01/2030 44 43
3.00%, 03/01/2030 78 75
3.00%, 06/01/2030 66 63
3.00%, 06/01/2030 56 54
3.00%, 09/01/2030 25 25
3.00%, 09/01/2030 88 85
3.00%, 10/01/2030 72 70
3.00%, 02/01/2031 31 30
3.00%, 04/01/2032 350 335
3.00%, 05/01/2032 49 46
3.00%, 08/01/2032 74 70
3.00%, 01/01/2033 12 12
3.00%, 02/01/2033 743 703
3.00%, 02/01/2033 207 197
3.00%, 08/01/2033 233 219
3.00%, 05/01/2034 52 49
3.00%, 05/01/2034 35 33
3.00%, 08/01/2034 157 148
3.00%, 10/01/2034 18 17
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 11/01/2034 $ 49 $ 45
3.00%, 12/01/2034 614 577
3.00%, 02/01/2035 50 47
3.00%, 02/01/2035 52 49
3.00%, 03/01/2035 23 21
3.00%, 04/01/2035 23 22
3.00%, 06/01/2035 63 58
3.00%, 07/01/2035 22 20
3.00%, 11/01/2035 33 30
3.00%, 07/01/2036 49 45
3.00%, 12/01/2036 173 160
3.00%, 12/01/2036 115 106
3.00%, 12/01/2036 78 72
3.00%, 02/01/2037 70 65
3.00%, 02/01/2037 11 10
3.00%, 04/01/2037 33 30
3.00%, 04/01/2037 55 50
3.00%, 07/01/2037 20 18
3.00%, 08/01/2037 31 29
3.00%, 09/01/2037 87 80
3.00%, 06/01/2040 1,107 999
3.00%, 04/01/2042 61 54
3.00%, 09/01/2042 29 25
3.00%, 12/01/2042 77 68
3.00%, 02/01/2043 213 188
3.00%, 02/01/2043 168 148
3.00%, 02/01/2043 330 291
3.00%, 04/01/2043 123 109
3.00%, 04/01/2043 97 86
3.00%, 04/01/2043 87 77
3.00%, 04/01/2043 181 160
3.00%, 04/01/2043 353 311
3.00%, 04/01/2043 132 116
3.00%, 04/01/2043 212 187
3.00%, 04/01/2043 163 144
3.00%, 04/01/2043 128 113
3.00%, 05/01/2043 133 118
3.00%, 05/01/2043 157 138
3.00%, 05/01/2043 86 76
3.00%, 05/01/2043 16 14
3.00%, 06/01/2043 286 252
3.00%, 06/01/2043 125 111
3.00%, 06/01/2043 172 152
3.00%, 06/01/2043 322 283
3.00%, 06/01/2043 116 103
3.00%, 07/01/2043 46 40
3.00%, 07/01/2043 216 190
3.00%, 07/01/2043 94 83
3.00%, 08/01/2043 59 52
3.00%, 08/01/2043 14 14
3.00%, 08/01/2043 113 100
3.00%, 08/01/2043 294 259
3.00%, 08/01/2043 188 165
3.00%, 09/01/2043 135 119
3.00%, 09/01/2043 254 224
3.00%, 10/01/2043 305 269
3.00%, 10/01/2043 31 27
3.00%, 11/01/2043 103 91
3.00%, 11/01/2043 59 52
3.00%, 11/01/2043 37 32
3.00%, 01/01/2044 51 45
3.00%, 01/01/2045 149 131
3.00%, 05/01/2045 209 183
3.00%, 09/01/2045 25 21
3.00%, 10/01/2045 127 111
3.00%, 11/01/2045 67 58
3.00%, 12/01/2045 189 164

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 02/01/2046 $ 182 $ 161
3.00%, 09/01/2046 87 76
3.00%, 10/01/2046 453 393
3.00%, 11/01/2046 199 173
3.00%, 11/01/2046 226 197
3.00%, 11/01/2046 325 282
3.00%, 11/01/2046 293 255
3.00%, 12/01/2046 351 305
3.00%, 12/01/2046 623 540
3.00%, 01/01/2047 348 301
3.00%, 02/01/2047 262 225
3.00%, 02/01/2047 69 60
3.00%, 05/01/2047 145 126
3.00%, 10/01/2048 18 16
3.00%, 10/01/2049 4,151 3,582
3.00%, 11/01/2049 961 829
3.00%, 11/01/2049 1,300 1,124
3.00%, 12/01/2049 3,294 2,843
3.00%, 03/01/2050 3,062 2,638
3.00%, 03/01/2050 2,831 2,439
3.00%, 07/01/2050 1,091 938
3.00%, 03/01/2052 2,588 2,230
3.00%, 03/01/2052 5,337 4,564
3.00%, 04/01/2052 1,763 1,523
3.50%, 10/01/2025 8 8
3.50%, 11/01/2025 12 12
3.50%, 11/01/2025 5 5
3.50%, 01/01/2026 9 9
3.50%, 03/01/2026 16 16
3.50%, 12/01/2026 20 20
3.50%, 02/01/2027 13 13
3.50%, 11/01/2028 36 36
3.50%, 12/01/2028 22 22
3.50%, 03/01/2029 38 37
3.50%, 01/01/2031 2 2
3.50%, 04/01/2031 4 4
3.50%, 02/01/2032 18 17
3.50%, 04/01/2032 19 18
3.50%, 05/01/2032 41 39
3.50%, 06/01/2032 85 82
3.50%, 07/01/2032 28 27
3.50%, 09/01/2032 40 39
3.50%, 12/01/2032 863 835
3.50%, 09/01/2033 29 28
3.50%, 09/01/2033 23 22
3.50%, 10/01/2033 118 114
3.50%, 10/01/2033 49 46
3.50%, 11/01/2033 52 50
3.50%, 01/01/2034 32 31
3.50%, 06/01/2034 56 53
3.50%, 08/01/2034 14 13
3.50%, 11/01/2034 35 33
3.50%, 02/01/2035 527 503
3.50%, 12/01/2035 70 66
3.50%, 07/01/2036 79 75
3.50%, 02/01/2037 55 52
3.50%, 03/01/2037 66 63
3.50%, 05/01/2037 12 11
3.50%, 07/01/2037 25 24
3.50%, 10/01/2037 28 27
3.50%, 01/01/2038 79 74
3.50%, 01/01/2041 285 260
3.50%, 03/01/2041 393 359
3.50%, 10/01/2041 33 30
3.50%, 12/01/2041 126 114
3.50%, 12/01/2041 127 116
3.50%, 01/01/2042 43 39
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 03/01/2042 $ 27 $ 25
3.50%, 03/01/2042 40 37
3.50%, 03/01/2042 115 105
3.50%, 05/01/2042 208 190
3.50%, 05/01/2042 36 33
3.50%, 07/01/2042 49 45
3.50%, 07/01/2042 29 26
3.50%, 10/01/2042 236 215
3.50%, 04/01/2043 86 78
3.50%, 05/01/2043 239 217
3.50%, 05/01/2043 207 188
3.50%, 05/01/2043 72 66
3.50%, 06/01/2043 204 185
3.50%, 07/01/2043 230 210
3.50%, 07/01/2043 83 75
3.50%, 08/01/2043 49 45
3.50%, 08/01/2043 157 143
3.50%, 09/01/2043 57 52
3.50%, 12/01/2043 38 34
3.50%, 01/01/2044 667 608
3.50%, 02/01/2044 52 47
3.50%, 07/01/2044 330 300
3.50%, 10/01/2044 130 117
3.50%, 10/01/2044 43 39
3.50%, 11/01/2044 132 119
3.50%, 12/01/2044 28 25
3.50%, 12/01/2044 145 131
3.50%, 12/01/2044 100 90
3.50%, 01/01/2045 161 145
3.50%, 04/01/2045 142 128
3.50%, 05/01/2045 53 47
3.50%, 07/01/2045 152 137
3.50%, 07/01/2045 27 24
3.50%, 08/01/2045 153 137
3.50%, 08/01/2045 133 120
3.50%, 09/01/2045 69 62
3.50%, 09/01/2045 155 139
3.50%, 09/01/2045 224 201
3.50%, 11/01/2045 65 59
3.50%, 11/01/2045 115 104
3.50%, 12/01/2045 222 200
3.50%, 12/01/2045 126 113
3.50%, 12/01/2045 155 139
3.50%, 01/01/2046 191 171
3.50%, 01/01/2046 239 214
3.50%, 02/01/2046 40 36
3.50%, 02/01/2046 98 88
3.50%, 03/01/2046 158 142
3.50%, 03/01/2046 135 121
3.50%, 05/01/2046 168 151
3.50%, 06/01/2046 49 44
3.50%, 07/01/2046 139 125
3.50%, 09/01/2046 134 120
3.50%, 11/01/2046 289 259
3.50%, 12/01/2046 159 143
3.50%, 01/01/2047 364 328
3.50%, 02/01/2047 268 240
3.50%, 09/01/2047 76 68
3.50%, 11/01/2047 309 277
3.50%, 01/01/2048 300 270
3.50%, 02/01/2048 241 216
3.50%, 03/01/2048 189 169
3.50%, 04/01/2048 121 109
3.50%, 10/01/2048 25 22
3.50%, 04/01/2049 139 126
3.50%, 06/01/2049 408 367
3.50%, 06/01/2049 389 349

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 07/01/2049 $ 593 $ 533
3.50%, 08/01/2049 491 441
3.50%, 11/01/2049 2,916 2,643
3.50%, 11/01/2049 944 848
3.50%, 11/01/2049 1,049 943
3.50%, 12/01/2049 1,221 1,104
3.50%, 09/01/2050 1,332 1,217
3.50%, 04/01/2052 2,316 2,058
3.50%, 05/01/2052 4,015 3,595
3.50%, 06/01/2052 1,676 1,495
4.00%, 07/01/2025 3 3
4.00%, 04/01/2029 1 1
4.00%, 10/01/2030 3 3
4.00%, 12/01/2030 27 26
4.00%, 02/01/2031 9 9
4.00%, 03/01/2031 61 61
4.00%, 07/01/2031 6 6
4.00%, 10/01/2031 26 26
4.00%, 11/01/2031 6 6
4.00%, 12/01/2031 5 5
4.00%, 01/01/2032 8 7
4.00%, 09/01/2033 62 60
4.00%, 01/01/2036 60 58
4.00%, 02/01/2036 44 42
4.00%, 06/01/2036 37 36
4.00%, 01/01/2037 49 47
4.00%, 02/01/2037 110 105
4.00%, 07/01/2038 72 69
4.00%, 02/01/2039 20 19
4.00%, 10/01/2039 31 30
4.00%, 01/01/2041 121 114
4.00%, 02/01/2041 81 76
4.00%, 02/01/2041 30 29
4.00%, 09/01/2041 42 40
4.00%, 02/01/2043 44 41
4.00%, 12/01/2043 43 40
4.00%, 01/01/2044 135 127
4.00%, 06/01/2044 52 48
4.00%, 06/01/2044 110 102
4.00%, 07/01/2044 70 66
4.00%, 07/01/2044 77 71
4.00%, 09/01/2044 44 41
4.00%, 10/01/2044 123 115
4.00%, 10/01/2044 71 66
4.00%, 11/01/2044 88 82
4.00%, 12/01/2044 101 94
4.00%, 12/01/2044 19 18
4.00%, 01/01/2045 26 24
4.00%, 02/01/2045 76 71
4.00%, 02/01/2045 102 94
4.00%, 02/01/2045 50 47
4.00%, 07/01/2045 61 56
4.00%, 07/01/2045 81 76
4.00%, 09/01/2045 97 90
4.00%, 10/01/2045 91 84
4.00%, 10/01/2045 22 20
4.00%, 11/01/2045 41 38
4.00%, 11/01/2045 150 139
4.00%, 12/01/2045 40 37
4.00%, 12/01/2045 39 36
4.00%, 01/01/2046 153 142
4.00%, 02/01/2046 104 98
4.00%, 02/01/2046 31 29
4.00%, 03/01/2046 45 42
4.00%, 03/01/2046 33 30
4.00%, 04/01/2046 67 62
4.00%, 04/01/2047 197 183
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 06/01/2047 $ 149 $ 138
4.00%, 08/01/2047 219 203
4.00%, 08/01/2047 174 161
4.00%, 08/01/2047 32 29
4.00%, 08/01/2047 115 107
4.00%, 09/01/2047 202 187
4.00%, 11/01/2047 391 362
4.00%, 01/01/2048 314 292
4.00%, 02/01/2048 143 132
4.00%, 03/01/2048 2,887 2,689
4.00%, 03/01/2048 69 64
4.00%, 05/01/2048 426 397
4.00%, 06/01/2048 115 107
4.00%, 06/01/2048 298 276
4.00%, 07/01/2048 85 79
4.00%, 08/01/2048 37 35
4.00%, 08/01/2048 38 35
4.00%, 09/01/2048 167 155
4.00%, 09/01/2048 105 98
4.00%, 01/01/2049 934 865
4.00%, 01/01/2049 1,624 1,508
4.00%, 03/01/2049 125 116
4.00%, 04/01/2049 225 208
4.00%, 04/01/2049 166 153
4.00%, 08/01/2049 488 451
4.00%, 10/01/2049 277 256
4.00%, 10/01/2049 376 348
4.00%, 11/01/2049 341 316
4.00%, 04/01/2050 1,559 1,444
4.00%, 06/01/2052 1,978 1,834
4.00%, 08/01/2052 3,445 3,166
4.00%, 09/01/2052 4,509 4,157
4.50%, 02/01/2030 2 2
4.50%, 04/01/2030 1 1
4.50%, 08/01/2030 18 18
4.50%, 09/01/2030 15 14
4.50%, 01/01/2031 3 3
4.50%, 04/01/2031 2 2
4.50%, 05/01/2031 3 3
4.50%, 07/01/2031 13 13
4.50%, 08/01/2031 7 7
4.50%, 02/01/2035 30 29
4.50%, 08/01/2040 101 98
4.50%, 08/01/2040 28 26
4.50%, 06/01/2041 46 45
4.50%, 09/01/2041 79 77
4.50%, 09/01/2043 35 34
4.50%, 10/01/2043 68 65
4.50%, 01/01/2044 130 125
4.50%, 01/01/2044 176 168
4.50%, 02/01/2044 99 95
4.50%, 03/01/2044 50 48
4.50%, 03/01/2044 52 50
4.50%, 05/01/2044 132 127
4.50%, 05/01/2044 39 37
4.50%, 05/01/2044 47 45
4.50%, 06/01/2044 86 83
4.50%, 08/01/2044 65 62
4.50%, 12/01/2044 212 204
4.50%, 04/01/2046 61 58
4.50%, 08/01/2046 47 45
4.50%, 02/01/2047 78 75
4.50%, 02/01/2047 22 21
4.50%, 03/01/2047 62 60
4.50%, 10/01/2047 52 50
4.50%, 11/01/2047 108 103
4.50%, 02/01/2048 78 74

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 04/01/2048 $ 224 $ 214
4.50%, 05/01/2048 131 125
4.50%, 07/01/2048 1,523 1,447
4.50%, 08/01/2048 42 40
4.50%, 08/01/2048 36 34
4.50%, 10/01/2048 171 162
4.50%, 10/01/2048 268 255
4.50%, 12/01/2048 902 868
4.50%, 03/01/2049 1,748 1,668
4.50%, 04/01/2049 146 139
4.50%, 05/01/2049 1,147 1,093
4.50%, 07/01/2049 423 403
4.50%, 07/01/2049 233 222
4.50%, 09/01/2049 252 240
4.50%, 09/01/2049 1,771 1,688
4.50%, 06/01/2052 418 396
4.50%, 09/01/2052 2,064 1,969
4.50%, 10/01/2052 1,701 1,613
4.50%, 10/01/2052 2,080 1,973
4.50%, 05/01/2053 2,320 2,195
5.00%, 04/01/2029 1 1
5.00%, 09/01/2029 25 25
5.00%, 03/01/2030 3 3
5.00%, 08/01/2030 5 5
5.00%, 07/01/2035 53 52
5.00%, 04/01/2037 83 83
5.00%, 07/01/2039 43 43
5.00%, 07/01/2039 46 46
5.00%, 03/01/2044 44 44
5.00%, 03/01/2044 64 63
5.00%, 05/01/2044 38 38
5.00%, 11/01/2044 83 82
5.00%, 04/01/2048 64 63
5.00%, 09/01/2048 407 398
5.00%, 05/01/2049 33 32
5.00%, 06/01/2049 287 283
5.00%, 07/01/2049 170 167
5.00%, 08/01/2049 195 192
5.00%, 07/01/2052 2,977 2,895
5.00%, 08/01/2052 2,001 1,948
5.00%, 11/01/2052 3,982 3,858
5.00%, 05/01/2053 5,056 4,921
5.00%, 06/01/2053 2,676 2,602
5.00%, 10/01/2053 2,399 2,341
5.50%, 02/01/2026 3 3
5.50%, 03/01/2027 6 6
5.50%, 06/01/2028 1 1
5.50%, 01/01/2029 2 2
5.50%, 12/01/2029 4 4
5.50%, 11/01/2035 88 89
5.50%, 12/01/2036 38 39
5.50%, 03/01/2037 45 45
5.50%, 08/01/2037 51 51
5.50%, 08/01/2037 36 36
5.50%, 08/01/2037 38 38
5.50%, 05/01/2038 69 69
5.50%, 06/01/2038 30 30
5.50%, 03/01/2053 3,194 3,184
5.50%, 07/01/2053 2,374 2,393
5.50%, 08/01/2053 5,576 5,526
5.50%, 11/01/2053 5,085 5,064
5.50%, 04/01/2054 3,723 3,707
5.50%, 08/01/2054 2,486 2,461
5.50%, 10/01/2054 1,983 1,971
5.50%, 01/01/2055
(j)
1,000 987
6.00%, 05/01/2041 67 69
6.00%, 01/01/2053 4,026 4,119
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.00%, 05/01/2053 $ 1,300 $ 1,318
6.00%, 11/01/2053 3,745 3,789
6.00%, 07/01/2054 2,873 2,911
6.00%, 09/01/2054 2,909 2,948
6.00%, 01/01/2055
(j)
5,300 5,324
6.50%, 01/01/2038 31 32
6.50%, 01/01/2054 2,946 3,043
6.50%, 01/01/2054 2,613 2,689
6.50%, 02/01/2054 3,454 3,556
6.50%, 01/01/2055
(j)
2,525 2,577
$ 393,064
Government National Mortgage Association (GNMA) - 6 .17%
2.00%, 08/20/2050 5,634 4,521
2.00%, 01/20/2051 6,429 5,147
2.00%, 02/20/2051 9,999 8,009
2.00%, 05/20/2051 4,431 3,548
2.50%, 03/20/2028 15 15
2.50%, 07/20/2028 18 18
2.50%, 03/20/2031 28 27
2.50%, 05/20/2032 36 34
2.50%, 07/20/2043 73 62
2.50%, 06/20/2045 42 35
2.50%, 12/20/2046 85 73
2.50%, 01/20/2047 130 111
2.50%, 06/20/2050 9,556 8,018
2.50%, 05/20/2051 7,375 6,169
2.50%, 09/20/2051 9,911 8,283
3.00%, 07/20/2030 43 41
3.00%, 01/20/2031 29 28
3.00%, 07/20/2032 34 33
3.00%, 01/20/2033 17 16
3.00%, 09/20/2042 452 401
3.00%, 10/15/2042 29 26
3.00%, 12/20/2042 128 113
3.00%, 01/20/2043 178 158
3.00%, 03/20/2043 237 210
3.00%, 03/20/2043 89 80
3.00%, 04/20/2043 305 271
3.00%, 06/15/2043 111 99
3.00%, 06/20/2043 66 59
3.00%, 07/15/2043 25 22
3.00%, 08/15/2043 50 44
3.00%, 08/15/2043 55 49
3.00%, 08/20/2043 31 28
3.00%, 09/20/2043 122 108
3.00%, 10/20/2043 65 58
3.00%, 11/20/2043 49 43
3.00%, 03/20/2044 100 88
3.00%, 08/20/2044 351 310
3.00%, 11/15/2044 126 111
3.00%, 11/20/2044 115 102
3.00%, 12/20/2044 116 103
3.00%, 02/15/2045 127 111
3.00%, 05/20/2045 101 89
3.00%, 07/15/2045 44 38
3.00%, 07/20/2045 798 703
3.00%, 08/15/2045 128 112
3.00%, 08/20/2045 255 225
3.00%, 10/20/2045 221 195
3.00%, 11/20/2045 131 115
3.00%, 12/20/2045 183 161
3.00%, 01/20/2046 45 39
3.00%, 02/20/2046 60 53
3.00%, 03/20/2046 282 249
3.00%, 04/20/2046 184 162
3.00%, 05/20/2046 167 147
3.00%, 06/20/2046 253 223

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 07/20/2046 $ 759 $ 668
3.00%, 08/20/2046 523 461
3.00%, 09/20/2046 303 267
3.00%, 10/20/2046 201 177
3.00%, 11/20/2046 309 272
3.00%, 12/20/2046 380 334
3.00%, 01/20/2047 250 220
3.00%, 07/20/2047 11 10
3.00%, 10/20/2047 256 225
3.00%, 11/20/2047 122 107
3.00%, 12/20/2047 403 353
3.00%, 01/20/2048 174 152
3.00%, 02/20/2048 183 161
3.00%, 03/20/2048 165 145
3.00%, 11/20/2049 5,173 4,513
3.00%, 09/20/2051 5,894 5,121
3.50%, 09/20/2028 23 23
3.50%, 04/20/2042 291 267
3.50%, 05/20/2042 309 283
3.50%, 06/20/2042 87 80
3.50%, 07/20/2042 343 314
3.50%, 10/20/2042 210 192
3.50%, 01/15/2043 65 60
3.50%, 01/20/2043 113 103
3.50%, 02/20/2043 345 315
3.50%, 03/20/2043 322 294
3.50%, 03/20/2043 150 135
3.50%, 04/15/2043 45 41
3.50%, 04/20/2043 219 197
3.50%, 04/20/2043 312 285
3.50%, 07/20/2043 375 343
3.50%, 08/15/2043 30 27
3.50%, 08/20/2043 284 259
3.50%, 09/20/2043 190 174
3.50%, 07/20/2044 200 182
3.50%, 08/20/2044 212 193
3.50%, 09/20/2044 80 72
3.50%, 10/20/2044 85 78
3.50%, 11/20/2044 91 82
3.50%, 12/20/2044 101 92
3.50%, 02/20/2045 99 90
3.50%, 05/20/2045 129 117
3.50%, 06/20/2045 27 24
3.50%, 07/20/2045 193 175
3.50%, 08/20/2045 90 82
3.50%, 09/20/2045 48 43
3.50%, 10/20/2045 356 323
3.50%, 11/20/2045 295 267
3.50%, 12/20/2045 186 169
3.50%, 01/20/2046 465 421
3.50%, 02/20/2046 25 23
3.50%, 03/20/2046 1,124 1,022
3.50%, 04/20/2046 183 166
3.50%, 05/20/2046 245 222
3.50%, 06/20/2046 1,070 968
3.50%, 07/15/2046 27 24
3.50%, 07/20/2046 128 116
3.50%, 08/20/2046 576 521
3.50%, 09/20/2046 236 214
3.50%, 10/20/2046 286 259
3.50%, 11/20/2046 216 195
3.50%, 12/20/2046 242 219
3.50%, 01/20/2047 242 219
3.50%, 02/20/2047 142 128
3.50%, 03/20/2047 188 170
3.50%, 04/20/2047 453 410
3.50%, 05/20/2047 135 122
3.50%, 06/20/2047 205 185
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 07/20/2047 $ 2,931 $ 2,652
3.50%, 08/20/2047 595 538
3.50%, 09/20/2047 43 39
3.50%, 10/20/2047 145 131
3.50%, 11/20/2047 191 173
3.50%, 12/20/2047 217 196
3.50%, 01/20/2048 302 274
3.50%, 02/20/2048 48 43
3.50%, 07/20/2048 93 84
4.00%, 08/15/2040 25 24
4.00%, 12/20/2040 15 14
4.00%, 08/15/2041 25 24
4.00%, 11/15/2041 38 36
4.00%, 03/15/2042 25 23
4.00%, 03/20/2042 61 57
4.00%, 04/20/2042 53 51
4.00%, 05/15/2042 84 79
4.00%, 10/20/2043 28 27
4.00%, 11/20/2043 66 62
4.00%, 02/20/2044 159 150
4.00%, 03/15/2044 51 48
4.00%, 05/20/2044 102 96
4.00%, 06/20/2044 77 72
4.00%, 07/20/2044 312 294
4.00%, 08/20/2044 221 208
4.00%, 09/20/2044 203 191
4.00%, 10/20/2044 263 248
4.00%, 11/20/2044 117 109
4.00%, 12/20/2044 217 204
4.00%, 01/20/2045 180 170
4.00%, 04/20/2045 113 106
4.00%, 05/15/2045 50 46
4.00%, 07/20/2045 42 39
4.00%, 08/20/2045 108 102
4.00%, 09/20/2045 154 144
4.00%, 10/20/2045 82 77
4.00%, 11/20/2045 30 28
4.00%, 12/15/2045 28 26
4.00%, 12/20/2045 77 72
4.00%, 01/20/2046 47 44
4.00%, 02/20/2046 69 65
4.00%, 04/20/2046 113 106
4.00%, 05/20/2046 56 53
4.00%, 07/20/2046 117 110
4.00%, 01/20/2047 227 213
4.00%, 02/20/2047 175 164
4.00%, 03/20/2047 160 149
4.00%, 05/20/2047 213 199
4.00%, 06/20/2047 214 200
4.00%, 07/20/2047 512 479
4.00%, 08/20/2047 25 24
4.00%, 10/20/2047 119 111
4.00%, 11/20/2047 976 911
4.00%, 04/20/2052 4,324 3,989
4.50%, 02/15/2039 60 58
4.50%, 05/15/2039 43 42
4.50%, 11/15/2039 154 151
4.50%, 04/15/2040 106 102
4.50%, 01/20/2041 16 15
4.50%, 02/20/2041 16 16
4.50%, 03/20/2041 12 12
4.50%, 07/15/2041 39 37
4.50%, 05/20/2043 49 47
4.50%, 06/20/2043 56 54
4.50%, 10/20/2043 45 44
4.50%, 11/20/2043 148 143
4.50%, 03/20/2044 213 206
4.50%, 04/20/2044 9 9

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.50%, 05/20/2044 $ 153 $ 148
4.50%, 07/20/2044 80 77
4.50%, 12/20/2044 33 32
4.50%, 02/20/2045 86 83
4.50%, 03/20/2045 36 35
4.50%, 04/20/2045 45 44
4.50%, 06/20/2046 44 42
4.50%, 12/20/2046 131 127
4.50%, 02/20/2047 78 75
4.50%, 04/20/2047 50 48
4.50%, 06/15/2047 42 40
4.50%, 08/20/2047 106 102
4.50%, 10/20/2047 49 47
4.50%, 02/20/2048 782 751
4.50%, 05/20/2048 570 547
4.50%, 08/20/2048 144 138
4.50%, 10/20/2048 86 83
4.50%, 11/20/2048 133 127
4.50%, 12/20/2048 38 37
4.50%, 02/20/2049 2,460 2,357
4.50%, 09/20/2052 2,943 2,788
4.50%, 01/20/2055
(j)
1,540 1,456
5.00%, 07/15/2035 32 32
5.00%, 04/15/2041 91 90
5.00%, 08/20/2041 34 34
5.00%, 04/20/2042 27 27
5.00%, 12/20/2042 75 74
5.00%, 07/20/2043 46 45
5.00%, 02/20/2044 49 49
5.00%, 03/20/2044 30 30
5.00%, 12/20/2045 45 45
5.00%, 03/20/2048 33 33
5.00%, 06/20/2048 624 615
5.00%, 10/20/2048 43 42
5.00%, 01/20/2053 5,888 5,716
5.00%, 04/20/2053 3,752 3,648
5.50%, 01/15/2040 37 38
5.50%, 06/20/2040 20 21
5.50%, 01/20/2041 83 85
5.50%, 10/20/2042 27 27
5.50%, 09/20/2043 35 36
5.50%, 01/20/2055
(j)
13,250 13,140
6.00%, 04/15/2035 4 4
6.00%, 01/20/2055
(j)
6,025 6,065
6.50%, 01/20/2055
(j)
5,975 6,077
$ 133,331
U.S. Treasury - 44 .52%
0.38%, 01/31/2026 10,960 10,516
0.38%, 09/30/2027 4,520 4,067
0.50%, 02/28/2026 7,855 7,526
0.50%, 04/30/2027 2,100 1,926
0.50%, 05/31/2027 3,290 3,008
0.50%, 06/30/2027 4,645 4,235
0.50%, 08/31/2027 5,260 4,766
0.50%, 10/31/2027 10,120 9,109
0.63%, 07/31/2026 4,210 3,979
0.63%, 03/31/2027 5,975 5,516
0.63%, 11/30/2027 4,645 4,184
0.63%, 12/31/2027 8,210 7,373
0.63%, 05/15/2030 14,925 12,246
0.63%, 08/15/2030 21,135 17,164
0.75%, 03/31/2026 7,970 7,634
0.75%, 04/30/2026 2,800 2,674
0.75%, 05/31/2026 10,275 9,786
0.75%, 08/31/2026 23,085 21,800
0.75%, 01/31/2028 10,270 9,228
0.88%, 06/30/2026 6,910 6,575
0.88%, 09/30/2026 7,660 7,229
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
0.88%, 11/15/2030 $ 17,955 $ 14,690
1.00%, 07/31/2028 5,825 5,186
1.13%, 10/31/2026 3,635 3,436
1.13%, 02/28/2027 2,670 2,499
1.13%, 02/29/2028 9,595 8,703
1.13%, 08/31/2028 4,875 4,348
1.13%, 02/15/2031 10,150 8,376
1.13%, 05/15/2040 3,420 2,057
1.13%, 08/15/2040 3,835 2,287
1.25%, 11/30/2026 3,775 3,569
1.25%, 12/31/2026 3,175 2,995
1.25%, 03/31/2028 7,125 6,471
1.25%, 04/30/2028 7,750 7,021
1.25%, 05/31/2028 9,960 8,995
1.25%, 06/30/2028 4,550 4,100
1.25%, 09/30/2028 8,870 7,927
1.25%, 08/15/2031 11,020 8,993
1.25%, 05/15/2050 4,300 2,039
1.38%, 08/31/2026 3,400 3,245
1.38%, 10/31/2028 5,855 5,244
1.38%, 12/31/2028 7,840 6,991
1.38%, 11/15/2031 13,595 11,109
1.38%, 11/15/2040 3,740 2,315
1.38%, 08/15/2050 2,920 1,424
1.50%, 08/15/2026 3,015 2,886
1.50%, 01/31/2027 5,200 4,918
1.50%, 11/30/2028 6,695 6,013
1.50%, 02/15/2030 18,440 16,012
1.63%, 02/15/2026 3,315 3,220
1.63%, 05/15/2026 6,570 6,341
1.63%, 09/30/2026 1,265 1,210
1.63%, 10/31/2026 7,275 6,943
1.63%, 11/30/2026 7,960 7,580
1.63%, 08/15/2029 11,255 9,989
1.63%, 05/15/2031 10,330 8,715
1.63%, 11/15/2050 5,520 2,878
1.75%, 12/31/2026 8,315 7,923
1.75%, 01/31/2029 8,425 7,608
1.75%, 11/15/2029 4,890 4,337
1.75%, 08/15/2041 4,630 2,998
1.88%, 07/31/2026 4,170 4,020
1.88%, 02/28/2027 9,400 8,942
1.88%, 02/28/2029 9,990 9,048
1.88%, 02/15/2032 16,770 14,105
1.88%, 02/15/2041 3,345 2,241
1.88%, 02/15/2051 5,950 3,309
1.88%, 11/15/2051 6,980 3,850
2.00%, 11/15/2026 9,295 8,921
2.00%, 11/15/2041 5,650 3,793
2.00%, 02/15/2050 4,665 2,709
2.00%, 08/15/2051 7,280 4,160
2.13%, 05/31/2026 2,520 2,447
2.25%, 03/31/2026 5,000 4,879
2.25%, 02/15/2027 8,160 7,831
2.25%, 11/15/2027 8,485 8,022
2.25%, 05/15/2041 5,295 3,758
2.25%, 08/15/2046 3,195 2,063
2.25%, 08/15/2049 4,015 2,486
2.25%, 02/15/2052 5,915 3,586
2.38%, 05/15/2027 6,155 5,894
2.38%, 03/31/2029 9,010 8,315
2.38%, 05/15/2029 4,695 4,328
2.38%, 02/15/2042 1,865 1,328
2.38%, 11/15/2049 3,205 2,037
2.38%, 05/15/2051 6,250 3,930
2.50%, 02/28/2026 5,190 5,088
2.50%, 03/31/2027 4,305 4,145
2.50%, 02/15/2046 2,925 2,000

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.50%, 05/15/2046 $ 2,520 $ 1,716
2.63%, 01/31/2026 3,380 3,323
2.63%, 05/31/2027 3,330 3,206
2.63%, 02/15/2029 8,305 7,765
2.63%, 07/31/2029 2,325 2,157
2.75%, 04/30/2027 3,660 3,538
2.75%, 02/15/2028 5,775 5,514
2.75%, 05/31/2029 7,280 6,807
2.75%, 08/15/2032 13,175 11,684
2.75%, 08/15/2042 1,591 1,195
2.75%, 11/15/2042 2,610 1,951
2.75%, 08/15/2047 3,060 2,152
2.75%, 11/15/2047 3,405 2,389
2.88%, 05/15/2028 4,500 4,298
2.88%, 08/15/2028 6,030 5,736
2.88%, 04/30/2029 7,835 7,375
2.88%, 05/15/2032 12,455 11,186
2.88%, 05/15/2043 2,333 1,767
2.88%, 08/15/2045 2,145 1,582
2.88%, 11/15/2046 1,465 1,064
2.88%, 05/15/2049 3,415 2,421
2.88%, 05/15/2052 5,525 3,864
3.00%, 05/15/2042 1,200 942
3.00%, 11/15/2044 1,475 1,119
3.00%, 05/15/2045 1,845 1,394
3.00%, 11/15/2045 1,320 993
3.00%, 02/15/2047 3,115 2,308
3.00%, 05/15/2047 2,050 1,515
3.00%, 02/15/2048 2,990 2,193
3.00%, 08/15/2048 3,620 2,644
3.00%, 02/15/2049 4,115 2,994
3.00%, 08/15/2052 3,500 2,511
3.13%, 08/31/2027 6,040 5,866
3.13%, 11/15/2028 8,255 7,899
3.13%, 08/31/2029 3,885 3,680
3.13%, 11/15/2041 1,700 1,368
3.13%, 02/15/2042 805 646
3.13%, 02/15/2043 2,660 2,101
3.13%, 08/15/2044 3,045 2,365
3.13%, 05/15/2048 100 75
3.25%, 06/30/2029 2,055 1,961
3.25%, 05/15/2042 3,650 2,969
3.38%, 05/15/2033 7,870 7,232
3.38%, 08/15/2042 3,540 2,922
3.38%, 05/15/2044 3,425 2,776
3.38%, 11/15/2048 3,980 3,108
3.50%, 01/31/2028 100 98
3.50%, 04/30/2028 5,785 5,639
3.50%, 01/31/2030 2,375 2,278
3.50%, 02/15/2033 6,095 5,670
3.50%, 02/15/2039 530 465
3.63%, 05/31/2028 4,475 4,377
3.63%, 03/31/2030 6,035 5,816
3.63%, 08/15/2043 1,880 1,592
3.63%, 02/15/2044 1,755 1,481
3.63%, 02/15/2053 10,575 8,592
3.63%, 05/15/2053 3,440 2,796
3.75%, 06/30/2030 3,040 2,941
3.75%, 08/15/2041 940 827
3.75%, 11/15/2043 1,935 1,666
3.88%, 01/15/2026 5,055 5,038
3.88%, 09/30/2029 470 460
3.88%, 11/30/2029 4,885 4,775
3.88%, 08/15/2033 8,305 7,904
3.88%, 08/15/2034 5,660 5,352
3.88%, 08/15/2040 1,569 1,412
3.88%, 02/15/2043 4,275 3,772
3.88%, 05/15/2043 3,595 3,164
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.00%, 02/15/2026 $ 6,470 $ 6,453
4.00%, 06/30/2028 9,855 9,753
4.00%, 10/31/2029 7,165 7,044
4.00%, 02/15/2034 8,510 8,147
4.00%, 11/15/2042 2,365 2,128
4.00%, 11/15/2052 4,335 3,776
4.13%, 09/30/2027 460 458
4.13%, 10/31/2027 4,930 4,911
4.13%, 11/15/2027 4,570 4,550
4.13%, 11/30/2029 5,500 5,437
4.13%, 11/15/2032 8,220 8,017
4.13%, 08/15/2053 3,395 3,024
4.25%, 12/31/2026 6,405 6,406
4.25%, 03/15/2027 5,405 5,404
4.25%, 06/30/2029 7,725 7,682
4.25%, 02/28/2031 4,605 4,553
4.25%, 11/15/2034 6,510 6,340
4.25%, 05/15/2039 715 678
4.25%, 11/15/2040 1,245 1,170
4.25%, 02/15/2054 2,605 2,376
4.25%, 08/15/2054 1,385 1,265
4.38%, 07/31/2026 4,200 4,207
4.38%, 05/15/2034 7,800 7,680
4.38%, 02/15/2038 890 866
4.38%, 11/15/2039 920 882
4.38%, 05/15/2040 1,489 1,424
4.38%, 05/15/2041 4,475 4,262
4.38%, 08/15/2043 3,605 3,392
4.50%, 03/31/2026 3,235 3,244
4.50%, 11/15/2033 8,965 8,924
4.50%, 02/15/2036 3,065 3,061
4.50%, 05/15/2038 710 699
4.50%, 08/15/2039 1,465 1,426
4.50%, 02/15/2044 1,310 1,250
4.63%, 02/28/2026 12,455 12,505
4.63%, 03/15/2026 2,950 2,963
4.63%, 06/30/2026 5,620 5,650
4.63%, 02/15/2040 1,120 1,103
4.63%, 05/15/2054 9,955 9,672
4.75%, 02/15/2037 660 669
4.75%, 02/15/2041 3,475 3,459
4.75%, 11/15/2053 4,065 4,021
5.00%, 05/15/2037 1,130 1,171
5.25%, 02/15/2029 3,000 3,110
5.38%, 02/15/2031 3,616 3,792
6.00%, 02/15/2026 2,000 2,041
6.13%, 11/15/2027 2,225 2,337
6.13%, 08/15/2029 900 965
6.25%, 05/15/2030 1,500 1,630
6.38%, 08/15/2027 1,830 1,927
$ 961,657
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,512,706
Total Investments $ 2,193,407
Other Assets and Liabilities -  (1.53)% (33,123)
TOTAL NET ASSETS - 100.00% $ 2,160,284
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,335 or
0.34% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,052 or 0.33% of net assets.

Schedule of Investments
Bond Market Index Account
December 31, 2024
See accompanying notes.

(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Non-income producing security
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,771 or 0.13% of net assets.
(i) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(j) Security was purchased in a "to-be-announced" ("TBA") transaction.
Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.37% $ 55,756 $ 619,558 $ 629,236 $ 46,078
$ 55,756 $ 619,558 $ 629,236 $ 46,078
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.37% $ 2,278 $ — $ — $ —
$ 2,278 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 7 .14 % Shares Held Value (000's)
Money Market Funds - 7 .14%
BlackRock Liquidity FedFund - Institutional Class
4.34%
(a),(b)
1,878,965 $ 1,879
Principal Government Money Market Fund - Class
R-6 4.37%
(a),(c)
12,737,318 12,737
$ 14,616
TOTAL INVESTMENT COMPANIES $ 14,616
BONDS - 65 .81%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .68%
BAE Systems PLC
5.00%, 03/26/2027
(d)
$ 200 $ 201
5.30%, 03/26/2034
(d)
200 199
Boeing Co/The
2.20%, 02/04/2026 1,235 1,198
5.81%, 05/01/2050 120 112
6.26%, 05/01/2027 220 225
Bombardier Inc
7.25%, 07/01/2031
(d)
15 15
7.50%, 02/01/2029
(d),(e)
120 125
8.75%, 11/15/2030
(d)
80 86
L3Harris Technologies Inc
5.05%, 06/01/2029 80 80
RTX Corp
4.13%, 11/16/2028 270 263
6.10%, 03/15/2034 435 458
TransDigm Inc
4.88%, 05/01/2029 30 28
6.00%, 01/15/2033
(d)
15 15
6.38%, 03/01/2029
(d)
290 291
6.63%, 03/01/2032
(d)
10 10
Triumph Group Inc
9.00%, 03/15/2028
(d)
125 130
$ 3,436
Agriculture - 0 .54%
BAT Capital Corp
4.54%, 08/15/2047 120 95
4.76%, 09/06/2049 45 36
5.83%, 02/20/2031 110 113
7.08%, 08/02/2053 240 263
BAT International Finance PLC
5.93%, 02/02/2029 150 154
Philip Morris International Inc
4.63%, 11/01/2029 273 269
Reynolds American Inc
5.70%, 08/15/2035 165 166
$ 1,096
Airlines - 0 .43%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 4 4
American Airlines Inc
8.50%, 05/15/2029
(d)
120 126
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(d)
10 10
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(d)
70 68
5.31%, 10/20/2031
(d)
145 141
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
85 84
4.75%, 10/20/2028
(d)
145 143
OneSky Flight LLC
8.88%, 12/15/2029
(d)
10 10
United Airlines 2024-1 Class A Pass Through Trust
5.88%, 08/15/2038 265 270
United Airlines Inc
4.38%, 04/15/2026
(d)
20 20
$ 876
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities - 6 .94%
Ally Auto Receivables Trust 2023-1
5.46%, 05/15/2028 $ 470 $ 475
AmeriCredit Automobile Receivables Trust 2022-2
4.38%, 04/18/2028 360 359
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 85 85
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 228 229
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 217 218
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 532 534
Carmax Auto Owner Trust 2023-2
5.50%, 06/15/2026 50 50
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 475 477
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(d)
348 349
Chase Auto Owner Trust 2024-2
5.66%, 05/26/2027
(d)
367 369
Chase Auto Owner Trust 2024-4
5.25%, 09/27/2027
(d)
491 493
Chase Auto Owner Trust 2024-5
4.18%, 08/27/2029
(d)
555 550
Drive Auto Receivables Trust 2024-1
5.83%, 12/15/2026 80 80
Drive Auto Receivables Trust 2024-2
4.94%, 12/15/2027 760 761
Ford Credit Auto Lease Trust 2023-A
4.83%, 05/15/2026 600 600
Ford Credit Auto Owner Trust 2023-A
5.14%, 03/15/2026 18 18
Ford Credit Floorplan Master Owner Trust A
4.30%, 09/15/2029
(d)
650 643
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 362 362
GM Financial Automobile Leasing Trust 2024-3
4.21%, 10/20/2027 225 224
5.07%, 01/20/2027 650 651
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
GM Financial Consumer Automobile Receivables
Trust 2023-2
5.10%, 05/18/2026 26 26
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.45%, 06/16/2028 270 273
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 418 420
Nissan Auto Lease Trust 2023-B
5.69%, 07/15/2026 222 223
Porsche Innovative Lease Owner Trust 2024-1
4.84%, 01/20/2027
(d)
615 616
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028 1,040 1,047
6.18%, 02/16/2027 96 96
Santander Drive Auto Receivables Trust 2023-6
6.08%, 05/17/2027 528 529
Santander Drive Auto Receivables Trust 2024-1
5.71%, 02/16/2027 92 92
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027 236 237
Santander Drive Auto Receivables Trust 2024-3
5.91%, 06/15/2027 391 392
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027 692 694
SBNA Auto Receivables Trust 2024-A
5.70%, 03/15/2027
(d)
222 222

Schedule of Investments
Core Plus Bond Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(d)
$ 317 $ 319
Toyota Lease Owner Trust 2024-B
4.21%, 09/20/2027
(d)
475 472
Volkswagen Auto Lease Trust 2023-A
5.87%, 01/20/2026 184 184
World Omni Auto Receivables Trust 2023-C
5.15%, 11/15/2028 820 826
$ 14,195
Automobile Manufacturers - 1 .03%
Ford Motor Credit Co LLC
5.80%, 03/08/2029 875 875
6.13%, 03/08/2034
(e)
200 196
Hyundai Capital America
5.25%, 01/08/2027
(d)
290 292
5.30%, 06/24/2029
(d)
125 125
5.40%, 01/08/2031
(d)
125 125
5.40%, 06/24/2031
(d)
105 105
5.45%, 06/24/2026
(d)
315 317
6.50%, 01/16/2029
(d)
80 84
$ 2,119
Automobile Parts & Equipment - 0 .22%
Dana Inc
4.25%, 09/01/2030 40 37
5.38%, 11/15/2027 270 266
Phinia Inc
6.75%, 04/15/2029
(d)
100 102
Tenneco Inc
8.00%, 11/17/2028
(d)
40 38
$ 443
Banks - 11 .06%
AIB Group PLC
5.87%, 03/28/2035
(d),(f)
400 400
Secured Overnight Financing Rate + 1.91%
Banco Mercantil del Norte SA/Grand Cayman
8.38%, 05/20/2031
(d),(f),(g)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.07%
Banco Santander SA
5.37%, 07/15/2028
(f)
400 403
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%
Bank of America Corp
1.73%, 07/22/2027
(f)
430 410
Secured Overnight Financing Rate + 0.96%
2.68%, 06/19/2041
(f)
680 472
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(f)
5 4
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(f)
50 44
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
5.52%, 10/25/2035
(f)
215 210
Secured Overnight Financing Rate + 1.74%
Bank of Montreal
3.80%, 12/15/2032
(f)
395 378
USD Swap Semi-Annual 5 Year + 1.43%
Bank of New York Mellon Corp/The
4.97%, 04/26/2034
(f)
160 157
Secured Overnight Financing Rate + 1.61%
Barclays PLC
2.28%, 11/24/2027
(f)
200 190
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(f)
600 595
Secured Overnight Financing Rate + 2.71%
4.84%, 09/10/2028
(f)
300 298
Secured Overnight Financing Rate + 1.34%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC (continued)
5.34%, 09/10/2035
(f)
$ 250 $ 240
Secured Overnight Financing Rate + 1.91%
Citigroup Inc
3.11%, 04/08/2026
(f)
495 493
Secured Overnight Financing Rate + 2.84%
3.79%, 03/17/2033
(f)
415 373
Secured Overnight Financing Rate + 1.94%
5.59%, 11/19/2034
(f)
300 297
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.28%
Commonwealth Bank of Australia
5.84%, 03/13/2034
(d)
200 202
Danske Bank A/S
4.61%, 10/02/2030
(d),(f)
600 582
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
5.71%, 03/01/2030
(d),(f)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.40%
Deutsche Bank AG/New York NY
5.00%, 09/11/2030
(f)
245 240
Secured Overnight Financing Rate + 1.70%
5.40%, 09/11/2035
(f)
165 156
Secured Overnight Financing Rate + 2.05%
5.71%, 02/08/2028
(f)
415 419
Secured Overnight Financing Rate + 1.59%
Goldman Sachs Group Inc/The
5.02%, 10/23/2035
(f)
395 378
Secured Overnight Financing Rate + 1.42%
5.05%, 07/23/2030
(f)
285 283
Secured Overnight Financing Rate + 1.21%
5.56%, 11/19/2045
(f)
155 150
Secured Overnight Financing Rate + 1.58%
HSBC Holdings PLC
5.60%, 05/17/2028
(f)
270 273
Secured Overnight Financing Rate + 1.06%
5.73%, 05/17/2032
(f)
310 314
Secured Overnight Financing Rate + 1.52%
Huntington Bancshares Inc/OH
5.27%, 01/15/2031
(f)
380 380
Secured Overnight Financing Rate + 1.28%
5.71%, 02/02/2035
(f)
600 599
Secured Overnight Financing Rate + 1.87%
6.14%, 11/18/2039
(f)
140 140
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%
JPMorgan Chase & Co
2.08%, 04/22/2026
(f)
335 332
Secured Overnight Financing Rate + 1.85%
4.60%, 02/01/2025
(f),(g)
125 124
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
4.91%, 07/25/2033
(f)
705 689
Secured Overnight Financing Rate + 2.08%
4.95%, 10/22/2035
(f)
180 173
Secured Overnight Financing Rate + 1.34%
5.34%, 01/23/2035
(f)
95 94
Secured Overnight Financing Rate + 1.62%
6.09%, 10/23/2029
(f)
225 233
Secured Overnight Financing Rate + 1.57%
KBC Group NV
4.93%, 10/16/2030
(d),(f)
255 251
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.07%
KeyBank NA/Cleveland OH
5.00%, 01/26/2033 250 240

Schedule of Investments
Core Plus Bond Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
KeyCorp
6.40%, 03/06/2035
(f)
$ 145 $ 151
Secured Overnight Financing Rate + 2.42%
Mizuho Financial Group Inc
5.38%, 05/26/2030
(f)
485 490
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.12%
Morgan Stanley
0.99%, 12/10/2026
(f)
2,211 2,131
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(f)
225 183
Secured Overnight Financing Rate + 1.36%
5.17%, 01/16/2030
(f)
100 100
Secured Overnight Financing Rate + 1.45%
5.32%, 07/19/2035
(f)
640 630
Secured Overnight Financing Rate + 1.56%
5.47%, 01/18/2035
(f)
280 278
Secured Overnight Financing Rate + 1.73%
5.52%, 11/19/2055
(f)
120 116
Secured Overnight Financing Rate + 1.71%
5.83%, 04/19/2035
(f)
65 66
Secured Overnight Financing Rate + 1.58%
NatWest Group PLC
4.96%, 08/15/2030
(f)
400 394
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
PNC Financial Services Group Inc/The
5.40%, 07/23/2035
(f)
130 129
Secured Overnight Financing Rate + 1.60%
5.49%, 05/14/2030
(f)
350 355
Secured Overnight Financing Rate + 1.20%
5.68%, 01/22/2035
(f)
635 642
Secured Overnight Financing Rate + 1.90%
6.88%, 10/20/2034
(f)
205 224
Secured Overnight Financing Rate + 2.28%
Standard Chartered PLC
2.82%, 01/30/2026
(d),(f)
535 534
3 Month USD LIBOR + 1.21%
Truist Financial Corp
5.44%, 01/24/2030
(f)
580 585
Secured Overnight Financing Rate + 1.62%
7.16%, 10/30/2029
(f)
100 107
Secured Overnight Financing Rate + 2.45%
UBS AG/Stamford CT
2.95%, 04/09/2025 665 662
UBS Group AG
2.19%, 06/05/2026
(d),(f)
250 247
Secured Overnight Financing Rate + 2.04%
4.75%, 05/12/2028
(d),(f)
235 234
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.43%, 02/08/2030
(d),(f)
400 403
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
UniCredit SpA
1.98%, 06/03/2027
(d),(f)
200 191
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
US Bancorp
5.10%, 07/23/2030
(f)
395 395
Secured Overnight Financing Rate + 1.25%
5.68%, 01/23/2035
(f)
450 454
Secured Overnight Financing Rate + 1.86%
Wells Fargo & Co
3.07%, 04/30/2041
(f)
130 95
Secured Overnight Financing Rate + 2.53%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Westpac Banking Corp
4.11%, 07/24/2034
(f)
$ 525 $ 494
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 615 544
5.62%, 11/20/2035
(f)
180 177
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
$ 22,630
Biotechnology - 0 .32%
Amgen Inc
4.56%, 06/15/2048 195 162
5.60%, 03/02/2043 300 292
CSL Finance PLC
4.75%, 04/27/2052
(d)
240 207
$ 661
Building Materials - 0 .57%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(d),(e)
450 480
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(d)
35 35
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(d)
668 651
$ 1,166
Chemicals - 0 .89%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(d)
260 212
6.50%, 05/15/2026
(d)
150 147
Ecolab Inc
2.70%, 12/15/2051 400 243
Element Solutions Inc
3.88%, 09/01/2028
(d)
111 105
International Flavors & Fragrances Inc
1.83%, 10/15/2027
(d)
210 193
3.47%, 12/01/2050
(d)
50 33
OCP SA
6.75%, 05/02/2034
(d)
200 204
Olympus Water US Holding Corp
4.25%, 10/01/2028
(d)
275 257
Vibrantz Technologies Inc
9.00%, 02/15/2030
(d)
200 184
Westlake Corp
2.88%, 08/15/2041 358 240
$ 1,818
Commercial Mortgage Backed Securities - 3 .80%
BBCMS Mortgage Trust 2024-5C29
5.21%, 09/15/2057 750 753
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 250 211
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 150 127
BPR Trust 2024-PMDW
5.36%, 11/05/2041
(d),(h)
900 897
BX Commercial Mortgage Trust 2023-VLT3
6.34%, 11/15/2028
(d)
425 424
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.94%
BX Trust 2024-BIO
6.04%, 02/15/2041
(d)
1,000 1,001
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
ELM Trust 2024-ELM
5.80%, 06/10/2039
(d),(h)
850 858
GS Mortgage Securities Trust 2011-GC5
0.00%, 08/10/2044
(d),(h),(i),(j)
883 1
GS Mortgage Securities Trust 2014-GC26
0.47%, 11/10/2047
(h),(j)
53 —

Schedule of Investments
Core Plus Bond Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 $ 375 $ 368
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 350 288
JP Morgan Chase Commercial Mortgage Securities
Trust 2016-JP3
3.14%, 08/15/2049 500 459
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.55%, 11/15/2047
(h)
500 428
ORL Trust 2024-GLKS
5.99%, 12/15/2039
(d)
500 500
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
SMRT 2022-MINI
5.40%, 01/15/2039
(d)
600 598
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.00%
SREIT Trust 2021-MFP
5.24%, 11/15/2038
(d)
861 860
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
$ 7,773
Commercial Services - 0 .79%
Deluxe Corp
8.13%, 09/15/2029
(d)
15 15
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 100 109
EquipmentShare.com Inc
8.00%, 03/15/2033
(d)
75 76
8.63%, 05/15/2032
(d)
40 42
9.00%, 05/15/2028
(d)
105 109
Garda World Security Corp
6.00%, 06/01/2029
(d)
350 332
8.38%, 11/15/2032
(d)
150 153
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(d)
62 62
Veritiv Operating Co
10.50%, 11/30/2030
(d)
30 32
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(d)
395 392
Williams Scotsman Inc
4.63%, 08/15/2028
(d)
165 157
6.13%, 06/15/2025
(d)
52 52
ZipRecruiter Inc
5.00%, 01/15/2030
(d)
95 85
$ 1,616
Computers - 0 .77%
Apple Inc
2.38%, 02/08/2041 170 117
3.95%, 08/08/2052 185 147
Hewlett Packard Enterprise Co
4.55%, 10/15/2029 595 580
5.00%, 10/15/2034 185 178
5.60%, 10/15/2054 215 203
McAfee Corp
7.38%, 02/15/2030
(d)
105 102
NCR Voyix Corp
5.13%, 04/15/2029
(d)
135 129
Seagate HDD Cayman
8.50%, 07/15/2031 5 5
9.63%, 12/01/2032 94 106
$ 1,567
Consumer Products - 0 .04%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(d)
80 76
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Credit Card Asset Backed Securities - 1 .75%
American Express Credit Account Master Trust
3.75%, 08/15/2027 $ 400 $ 398
4.87%, 05/15/2028 200 201
5.24%, 04/15/2031 1,100 1,124
Barclays Dryrock Issuance Trust
3.07%, 02/15/2028 485 483
Citibank Credit Card Issuance Trust
3.96%, 10/13/2030 500 488
Discover Card Execution Note Trust
3.56%, 07/15/2027 610 607
4.31%, 03/15/2028 275 274
$ 3,575
Diversified Financial Services - 3 .16%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 560 536
3.00%, 10/29/2028 470 435
3.40%, 10/29/2033 150 128
6.95%, 03/10/2055
(f)
345 355
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Air Lease Corp
1.88%, 08/15/2026 465 443
Aircastle Ltd
5.95%, 02/15/2029
(d)
355 362
Aircastle Ltd / Aircastle Ireland DAC
5.75%, 10/01/2031
(d)
205 206
Ally Financial Inc
5.80%, 05/01/2025 210 210
Apollo Global Management Inc
6.00%, 12/15/2054
(f)
85 84
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
Atlas Warehouse Lending Co LP
6.25%, 01/15/2030
(d)
250 249
Aviation Capital Group LLC
1.95%, 09/20/2026
(d)
650 617
Blackstone Holdings Finance Co LLC
2.85%, 08/05/2051
(d)
120 72
Charles Schwab Corp/The
5.85%, 05/19/2034
(f)
75 77
Secured Overnight Financing Rate + 2.50%
Credit Acceptance Corp
6.63%, 03/15/2026
(e)
121 121
9.25%, 12/15/2028
(d)
170 180
Freedom Mortgage Holdings LLC
9.13%, 05/15/2031
(d)
265 273
Global Aircraft Leasing Co Ltd
8.75%, 09/01/2027
(d)
395 403
ILFC E-Capital Trust II
6.40%, 12/21/2065
(d)
250 209
CME Term Secured Overnight Financing
Rate 3 Month + 2.06%
Jane Street Group / JSG Finance Inc
6.13%, 11/01/2032
(d)
115 114
Macquarie Airfinance Holdings Ltd
6.40%, 03/26/2029
(d)
60 62
Nuveen LLC
5.55%, 01/15/2030
(d)
375 382
OneMain Finance Corp
3.50%, 01/15/2027 315 301
4.00%, 09/15/2030 25 22
6.63%, 01/15/2028 7 7
7.13%, 11/15/2031 120 122
7.50%, 05/15/2031 70 72
SLM Corp
3.13%, 11/02/2026 450 429
$ 6,471

Schedule of Investments
Core Plus Bond Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 4 .29%
Alliant Energy Finance LLC
5.40%, 06/06/2027
(d)
$ 535 $ 538
5.95%, 03/30/2029
(d)
95 97
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028
(d)
255 241
Avangrid Inc
3.20%, 04/15/2025 490 487
California Buyer Ltd / Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(d)
235 234
CenterPoint Energy Inc
5.25%, 08/10/2026 350 353
Clearway Energy Operating LLC
3.75%, 02/15/2031
(d)
70 61
3.75%, 01/15/2032
(d)
200 171
4.75%, 03/15/2028
(d)
275 263
Commonwealth Edison Co
4.00%, 03/01/2049 180 139
Duke Energy Carolinas LLC
3.75%, 06/01/2045 150 115
Duke Energy Florida LLC
6.20%, 11/15/2053 85 90
Eversource Energy
5.45%, 03/01/2028 200 203
FirstEnergy Corp
2.25%, 09/01/2030 358 307
Indianapolis Power & Light Co
5.70%, 04/01/2054
(d)
180 177
Lightning Power LLC
7.25%, 08/15/2032
(d)
225 231
MidAmerican Energy Co
3.15%, 04/15/2050 210 141
Monongahela Power Co
3.55%, 05/15/2027
(d)
215 208
NextEra Energy Capital Holdings Inc
3.50%, 04/01/2029 350 330
5.75%, 09/01/2025 165 166
6.05%, 03/01/2025 45 45
6.70%, 09/01/2054
(f)
335 341
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
6.75%, 06/15/2054
(f)
130 133
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
NRG Energy Inc
3.63%, 02/15/2031
(d)
115 101
3.88%, 02/15/2032
(d)
150 131
Oncor Electric Delivery Co LLC
5.55%, 06/15/2054
(d)
90 88
Oryx Funding Ltd
5.80%, 02/03/2031 200 199
Pacific Gas and Electric Co
4.20%, 06/01/2041 185 151
5.55%, 05/15/2029 195 198
Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara
3.88%, 07/17/2029
(d)
200 187
Sempra
6.55%, 04/01/2055
(f)
330 327
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
Southern California Edison Co
3.65%, 02/01/2050 280 200
4.20%, 03/01/2029 125 121
5.45%, 06/01/2031 265 269
5.65%, 10/01/2028 150 153
Southern Co/The
5.70%, 03/15/2034 525 536
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southwestern Public Service Co
4.50%, 08/15/2041 $ 80 $ 69
6.00%, 06/01/2054 460 465
Vistra Corp
7.00%, 12/15/2026
(d),(f),(g)
125 126
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(d)
115 108
WEC Energy Group Inc
5.00%, 09/27/2025 100 100
Xcel Energy Inc
5.45%, 08/15/2033 175 174
$ 8,774
Electrical Components & Equipment - 0 .06%
WESCO Distribution Inc
7.25%, 06/15/2028
(d)
113 115
Electronics - 0 .03%
Amphenol Corp
5.38%, 11/15/2054 65 62
Engineering & Construction - 0 .37%
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 06/30/2034
(d)
200 204
CIMIC Finance USA Pty Ltd
7.00%, 03/25/2034
(d)
94 97
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(d)
265 255
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029
(d)
200 199
$ 755
Entertainment - 1 .04%
Caesars Entertainment Inc
4.63%, 10/15/2029
(d),(e)
515 482
6.50%, 02/15/2032
(d)
105 105
CCM Merger Inc
6.38%, 05/01/2026
(d)
410 409
Churchill Downs Inc
5.75%, 04/01/2030
(d)
165 162
Cinemark USA Inc
5.25%, 07/15/2028
(d),(e)
110 107
7.00%, 08/01/2032
(d)
35 36
Warnermedia Holdings Inc
3.76%, 03/15/2027 460 443
5.05%, 03/15/2042 230 185
5.14%, 03/15/2052 175 130
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(d)
60 63
$ 2,122
Environmental Control - 0 .18%
Madison IAQ LLC
4.13%, 06/30/2028
(d)
225 213
Waste Management Inc
4.95%, 03/15/2035 160 156
$ 369
Food - 1 .29%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(d)
90 82
4.63%, 01/15/2027
(d)
205 201
B&G Foods Inc
5.25%, 09/15/2027
(e)
55 52
8.00%, 09/15/2028
(d)
120 123
Chobani Holdco II LLC
8.75%, PIK 9.50%; 10/01/2029
(d),(h),(k)
40 42
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(d)
290 300

Schedule of Investments
Core Plus Bond Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Fiesta Purchaser Inc
7.88%, 03/01/2031
(d)
$ 145 $ 151
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
4.38%, 02/02/2052 526 397
5.13%, 02/01/2028 735 730
7.25%, 11/15/2053 140 154
Pilgrim's Pride Corp
3.50%, 03/01/2032 35 30
4.25%, 04/15/2031 105 97
Post Holdings Inc
4.50%, 09/15/2031
(d)
110 99
5.50%, 12/15/2029
(d)
180 174
$ 2,632
Forest Products & Paper - 0 .06%
Mercer International Inc
5.13%, 02/01/2029 45 39
12.88%, 10/01/2028
(d)
70 75
$ 114
Gas - 0 .41%
NiSource Inc
0.95%, 08/15/2025 400 390
5.25%, 03/30/2028 20 20
6.95%, 11/30/2054
(f)
310 316
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
Southern California Gas Co
5.05%, 09/01/2034 125 123
$ 849
Healthcare - Products - 0 .02%
Medline Borrower LP
3.88%, 04/01/2029
(d)
45 42
Healthcare - Services - 1 .14%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(d)
250 234
Centene Corp
2.63%, 08/01/2031 350 288
3.38%, 02/15/2030 250 223
4.25%, 12/15/2027 120 116
CHS/Community Health Systems Inc
5.63%, 03/15/2027
(d)
190 182
HCA Inc
3.50%, 07/15/2051 195 126
5.45%, 04/01/2031 90 90
5.45%, 09/15/2034 265 258
6.00%, 04/01/2054 112 107
LifePoint Health Inc
4.38%, 02/15/2027
(d)
110 105
Star Parent Inc
9.00%, 10/01/2030
(d)
230 239
Tenet Healthcare Corp
6.13%, 06/15/2030 45 45
UnitedHealth Group Inc
4.75%, 05/15/2052 235 201
5.75%, 07/15/2064 115 112
$ 2,326
Home Builders - 0 .04%
Adams Homes Inc
9.25%, 10/15/2028
(d)
85 88
Home Equity Asset Backed Securities - 0 .02%
Saxon Asset Securities Trust 2004-1
0.92%, 03/25/2035 93 50
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.81%
Insurance - 1 .57%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(d)
110 103
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
American International Group Inc
5.13%, 03/27/2033 $ 70 $ 69
Aon North America Inc
5.45%, 03/01/2034 155 155
5.75%, 03/01/2054 130 127
Arch Capital Finance LLC
4.01%, 12/15/2026 125 124
Arch Capital Group Ltd
3.64%, 06/30/2050 240 171
Arthur J Gallagher & Co
2.40%, 11/09/2031 325 272
4.85%, 12/15/2029 215 214
5.55%, 02/15/2055 135 130
5.75%, 07/15/2054 45 44
Athene Global Funding
4.86%, 08/27/2026
(d)
245 245
Athene Holding Ltd
6.25%, 04/01/2054 175 175
Corebridge Financial Inc
5.75%, 01/15/2034 360 367
F&G Global Funding
5.88%, 06/10/2027
(d)
220 223
GA Global Funding Trust
4.40%, 09/23/2027
(d)
275 271
Marsh & McLennan Cos Inc
6.25%, 11/01/2052 60 64
MetLife Inc
5.00%, 07/15/2052 50 45
5.30%, 12/15/2034 55 55
Reinsurance Group of America Inc
5.75%, 09/15/2034 60 60
Sammons Financial Group Global Funding
5.10%, 12/10/2029
(d)
230 228
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(d)
85 68
$ 3,210
Internet - 0 .33%
Alibaba Group Holding Ltd
2.13%, 02/09/2031
(e)
200 169
Cogent Communications Group Inc / Cogent
Communications Finance Inc
7.00%, 06/15/2027
(d)
40 40
Meta Platforms Inc
4.45%, 08/15/2052 160 135
5.40%, 08/15/2054 165 160
Netflix Inc
4.88%, 04/15/2028 45 45
5.88%, 11/15/2028 120 124
$ 673
Investment Companies - 0 .36%
Blackstone Private Credit Fund
4.70%, 03/24/2025 215 215
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(d)
110 106
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 270 225
5.25%, 05/15/2027 210 199
$ 745
Leisure Products & Services - 0 .34%
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(d)
165 176
NCL Corp Ltd
5.88%, 02/15/2027
(d)
40 40
NCL Finance Ltd
6.13%, 03/15/2028
(d),(e)
270 271

Schedule of Investments
Core Plus Bond Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(d)
$ 195 $ 194
5.63%, 09/30/2031
(d)
25 24
$ 705
Lodging - 0 .12%
Sands China Ltd
3.80%, 01/08/2026 200 196
Station Casinos LLC
6.63%, 03/15/2032
(d)
60 60
$ 256
Machinery - Diversified - 0 .13%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(d)
255 270
Media - 0 .97%
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(d)
125 112
5.38%, 06/01/2029
(d)
175 167
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.90%, 06/01/2052 185 119
4.80%, 03/01/2050 185 139
5.25%, 04/01/2053 235 190
6.10%, 06/01/2029 195 199
Comcast Corp
2.94%, 11/01/2056 400 233
5.65%, 06/01/2054 55 53
Directv Financing LLC
8.88%, 02/01/2030
(d)
155 152
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(d)
11 11
DISH DBS Corp
5.25%, 12/01/2026
(d)
16 14
DISH Network Corp
11.75%, 11/15/2027
(d)
201 213
McGraw-Hill Education Inc
7.38%, 09/01/2031
(d)
115 118
Paramount Global
4.20%, 05/19/2032 115 101
Ziggo Bond Co BV
6.00%, 01/15/2027
(d)
170 169
$ 1,990
Mining - 0 .45%
Glencore Funding LLC
5.37%, 04/04/2029
(d)
175 177
6.13%, 10/06/2028
(d)
200 206
Hudbay Minerals Inc
4.50%, 04/01/2026
(d)
145 143
6.13%, 04/01/2029
(d)
10 10
IAMGOLD Corp
5.75%, 10/15/2028
(d)
57 55
New Gold Inc
7.50%, 07/15/2027
(d)
40 40
Taseko Mines Ltd
8.25%, 05/01/2030
(d)
275 281
$ 912
Mortgage Backed Securities - 3 .65%
Fannie Mae REMICS
1.32%, 10/25/2040
(j)
2,243 178
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.32%, 12/25/2049
(j)
2,146 211
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.37%, 08/25/2049
(j)
2,028 193
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS (continued)
1.42%, 02/25/2043
(j)
$ 111 $ 9
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
1.42%, 08/25/2043
(j)
362 32
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
1.47%, 12/25/2042
(j)
1,400 146
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.47%, 01/25/2048
(j)
519 55
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.52%, 03/25/2048
(j)
689 81
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
1.52%, 06/25/2048
(j)
753 91
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
3.00%, 04/25/2027
(j)
24 1
3.00%, 09/25/2050
(j)
804 128
3.50%, 11/25/2027
(j)
16 —
Freddie Mac REMICS
1.34%, 10/15/2046
(j)
916 94
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.47%, 06/25/2050
(j)
753 81
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
3.00%, 05/15/2027
(j)
16 —
3.00%, 10/15/2027
(j)
13 —
5.16%, 05/15/2049 772 757
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
Ginnie Mae
1.02%, 05/20/2042
(j)
440 40
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.39%
1.54%, 12/16/2043
(j)
792 69
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
1.62%, 11/20/2041
(j)
122 14
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.62%, 06/20/2046
(j)
267 29
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.62%, 11/20/2046
(j)
691 77
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.65%, 09/20/2050
(j)
672 89
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
1.66%, 12/20/2043
(j)
134 13
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.03%
1.72%, 10/20/2045
(j)
313 34
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.72%, 08/20/2047
(j)
759 89
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.72%, 11/20/2047
(j)
225 27
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.77%, 06/20/2045
(j)
392 44
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%

Schedule of Investments
Core Plus Bond Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae (continued)
1.82%, 08/20/2050
(j)
$ 821 $ 102
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.82%, 11/20/2050
(j)
569 74
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.82%, 08/20/2051
(j)
552 72
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.16%, 04/20/2041
(j)
475 57
(1.10) x CME Term Secured Overnight
Financing Rate 1 Month + 6.97%
2.17%, 02/20/2042
(j)
76 9
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.54%
2.50%, 12/20/2050
(j)
957 154
3.00%, 07/20/2050
(j)
212 34
3.00%, 11/20/2050
(j)
485 83
3.00%, 11/20/2050
(j)
755 118
3.00%, 11/20/2050
(j)
996 195
3.50%, 10/20/2049
(j)
340 64
JP Morgan Mortgage Trust 2024-1
6.00%, 06/25/2054
(d),(h)
744 744
JP Morgan Mortgage Trust 2024-2
6.00%, 08/25/2054
(d),(h)
848 848
JP Morgan Mortgage Trust Series 2024-4
6.00%, 10/25/2054
(d),(h)
690 691
Sequoia Mortgage Trust 2024-2
6.00%, 03/25/2054
(d),(h)
729 729
Sequoia Mortgage Trust 2024-3
6.00%, 04/25/2054
(d),(h)
920 921
$ 7,477
Oil & Gas - 1 .97%
Adnoc Murban Rsc Ltd
5.13%, 09/11/2054
(d)
200 180
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(d)
390 399
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
6.63%, 10/15/2032
(d)
50 50
Diamondback Energy Inc
5.75%, 04/18/2054 165 155
Ecopetrol SA
8.88%, 01/13/2033 170 173
Expand Energy Corp
4.75%, 02/01/2032 120 112
Hilcorp Energy I LP / Hilcorp Finance Co
7.25%, 02/15/2035
(d)
115 108
Matador Resources Co
6.25%, 04/15/2033
(d)
240 233
Occidental Petroleum Corp
5.20%, 08/01/2029 120 119
5.55%, 03/15/2026 330 331
5.88%, 09/01/2025 375 376
6.60%, 03/15/2046 200 202
Permian Resources Operating LLC
6.25%, 02/01/2033
(d)
155 153
8.00%, 04/15/2027
(d)
185 189
Petroleos Mexicanos
6.70%, 02/16/2032 287 250
Puma International Financing SA
7.75%, 04/25/2029
(d)
200 203
Tengizchevroil Finance Co International Ltd
2.63%, 08/15/2025
(d)
325 318
Transocean Inc
8.25%, 05/15/2029
(d)
190 186
8.50%, 05/15/2031
(d)
235 230
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Vital Energy Inc
7.88%, 04/15/2032
(d)
$ 45 $ 43
9.75%, 10/15/2030 15 16
$ 4,026
Oil & Gas Services - 0 .30%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(d)
425 423
Enerflex Ltd
9.00%, 10/15/2027
(d)
190 197
$ 620
Other Asset Backed Securities - 1 .38%
Blue Stream Issuer LLC
5.41%, 11/20/2054
(d)
350 351
Hilton Grand Vacations Trust 2024-3
4.98%, 08/27/2040
(d)
337 335
Hotwire Funding LLC
2.31%, 11/20/2051
(d)
600 567
MMAF Equipment Finance LLC 2019-B
2.07%, 07/13/2026
(d)
170 169
MVW 2024-2 LLC
4.43%, 03/20/2042
(d)
312 305
Sierra Timeshare 2024-3 Receivables Funding LLC
4.83%, 08/20/2041
(d)
362 358
Verizon Master Trust
4.35%, 08/20/2032
(d)
750 735
$ 2,820
Packaging & Containers - 1 .05%
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(d)
200 195
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(d)
70 71
6.88%, 01/15/2030
(d)
15 15
8.75%, 04/15/2030
(d)
150 152
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 77 79
LABL Inc
9.50%, 11/01/2028
(d)
695 696
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(d)
120 122
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030
(d)
425 427
Sonoco Products Co
4.60%, 09/01/2029 323 315
5.00%, 09/01/2034 72 68
$ 2,140
Pharmaceuticals - 1 .44%
AbbVie Inc
4.05%, 11/21/2039 350 299
4.25%, 11/21/2049 190 154
4.95%, 03/15/2031 305 305
5.40%, 03/15/2054 105 101
5.50%, 03/15/2064 120 114
AdaptHealth LLC
5.13%, 03/01/2030
(d)
255 231
6.13%, 08/01/2028
(d)
255 250
Bausch Health Cos Inc
5.50%, 11/01/2025
(d)
255 249
Bayer US Finance LLC
6.25%, 01/21/2029
(d)
200 204
Becton Dickinson & Co
4.69%, 02/13/2028 260 259
BellRing Brands Inc
7.00%, 03/15/2030
(d)
95 97
Bristol-Myers Squibb Co
4.25%, 10/26/2049 225 182
Endo Finance Holdings Inc
8.50%, 04/15/2031
(d),(e)
220 233

Schedule of Investments
Core Plus Bond Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Jazz Securities DAC
4.38%, 01/15/2029
(d)
$ 95 $ 89
Owens & Minor Inc
4.50%, 03/31/2029
(d),(e)
208 186
$ 2,953
Pipelines - 2 .54%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(d)
60 58
5.75%, 03/01/2027
(d)
50 50
6.63%, 02/01/2032
(d)
45 45
Cheniere Energy Inc
5.65%, 04/15/2034 75 75
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
370 379
DT Midstream Inc
4.13%, 06/15/2029
(d)
505 472
5.80%, 12/15/2034
(d)
75 76
Energy Transfer LP
3.75%, 05/15/2030 505 471
5.15%, 03/15/2045 500 438
5.25%, 07/01/2029 290 291
5.55%, 02/15/2028 352 357
6.05%, 09/01/2054 105 103
Enterprise Products Operating LLC
3.13%, 07/31/2029 150 140
EQM Midstream Partners LP
7.50%, 06/01/2027
(d)
240 245
Harvest Midstream I LP
7.50%, 05/15/2032
(d)
20 20
Hess Midstream Operations LP
4.25%, 02/15/2030
(d)
210 194
5.63%, 02/15/2026
(d)
325 324
Kinder Morgan Inc
5.00%, 02/01/2029 250 249
5.40%, 02/01/2034 240 236
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(d)
165 167
NuStar Logistics LP
5.75%, 10/01/2025 110 110
ONEOK Inc
4.40%, 10/15/2029 80 78
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(d)
80 69
Venture Global LNG Inc
7.00%, 01/15/2030
(d)
25 25
8.38%, 06/01/2031
(d)
40 42
9.50%, 02/01/2029
(d)
280 309
Williams Cos Inc/The
5.40%, 03/02/2026 165 166
$ 5,189
Private Equity - 0 .22%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(d)
90 87
3.75%, 09/15/2030
(d)
120 106
8.00%, 06/15/2027
(d)
250 260
$ 453
REITs - 1 .05%
American Homes 4 Rent LP
3.38%, 07/15/2051 130 86
4.25%, 02/15/2028 215 210
5.50%, 07/15/2034 155 154
Blackstone Mortgage Trust Inc
7.75%, 12/01/2029
(d)
55 57
Cousins Properties LP
5.38%, 02/15/2032 105 103
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Crown Castle Inc
5.80%, 03/01/2034 $ 110 $ 112
Iron Mountain Inc
6.25%, 01/15/2033
(d)
20 20
Iron Mountain Information Management Services
Inc
5.00%, 07/15/2032
(d)
120 110
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(d)
343 323
7.00%, 07/15/2031
(d)
20 21
Mid-America Apartments LP
2.88%, 09/15/2051 229 141
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(d)
215 202
7.00%, 02/01/2030
(d)
65 66
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(d)
180 158
Uniti Group LP / Uniti Group Finance 2019 Inc /
CSL Capital LLC
10.50%, 02/15/2028
(d)
155 165
XHR LP
4.88%, 06/01/2029
(d)
230 217
6.63%, 05/15/2030
(d)
10 10
$ 2,155
Retail - 0 .54%
Bath & Body Works Inc
5.25%, 02/01/2028 470 463
6.63%, 10/01/2030
(d)
64 64
9.38%, 07/01/2025
(d)
11 11
Carvana Co
11.00%, PIK 13.00%; 06/01/2030
(d),(h),(k)
140 154
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(d)
320 296
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(d)
115 120
$ 1,108
Semiconductors - 1 .38%
Broadcom Inc
3.14%, 11/15/2035
(d)
34 28
3.42%, 04/15/2033
(d)
872 763
4.35%, 02/15/2030 165 160
4.55%, 02/15/2032 100 97
5.05%, 07/12/2029 110 110
5.15%, 11/15/2031 125 126
Intel Corp
4.75%, 03/25/2050 75 58
Marvell Technology Inc
2.95%, 04/15/2031 170 149
4.88%, 06/22/2028 215 214
5.95%, 09/15/2033 190 197
Micron Technology Inc
5.30%, 01/15/2031 355 355
6.75%, 11/01/2029 195 208
NXP BV / NXP Funding LLC
5.35%, 03/01/2026 300 301
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 60 60
$ 2,826
Shipbuilding - 0 .17%
Huntington Ingalls Industries Inc
5.35%, 01/15/2030 155 155
5.75%, 01/15/2035 200 200
$ 355

Schedule of Investments
Core Plus Bond Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software - 0 .83%
Cloud Software Group Inc
9.00%, 09/30/2029
(d)
$ 150 $ 152
Open Text Corp
3.88%, 12/01/2029
(d)
80 72
Oracle Corp
2.50%, 04/01/2025 140 139
2.80%, 04/01/2027 240 231
3.95%, 03/25/2051 205 152
4.00%, 07/15/2046 95 73
6.15%, 11/09/2029 115 121
Take-Two Interactive Software Inc
4.00%, 04/14/2032 145 134
4.95%, 03/28/2028 130 130
5.40%, 06/12/2029 100 101
VMware LLC
1.80%, 08/15/2028 440 395
$ 1,700
Sovereign - 0 .20%
Istanbul Metropolitan Municipality
10.50%, 12/06/2028
(d)
200 216
Serbia International Bond
6.00%, 06/12/2034
(d)
200 197
$ 413
Telecommunications - 1 .44%
AT&T Inc
2.55%, 12/01/2033 574 462
3.50%, 09/15/2053 834 562
3.55%, 09/15/2055 180 121
EchoStar Corp
10.75%, 11/30/2029 30 32
Level 3 Financing Inc
10.50%, 05/15/2030
(d)
100 109
T-Mobile USA Inc
2.40%, 03/15/2029 340 306
2.55%, 02/15/2031 365 314
Verizon Communications Inc
2.36%, 03/15/2032 445 369
2.55%, 03/21/2031 276 238
2.88%, 11/20/2050 190 117
Viavi Solutions Inc
3.75%, 10/01/2029
(d)
110 99
Vodafone Group PLC
5.75%, 06/28/2054 135 130
Zayo Group Holdings Inc
4.00%, 03/01/2027
(d)
95 88
$ 2,947
Transportation - 0 .24%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 60 50
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(i),(l)
121 1
GN Bondco LLC
9.50%, 10/15/2031
(d)
25 26
Norfolk Southern Corp
5.35%, 08/01/2054 295 281
RXO Inc
7.50%, 11/15/2027
(d)
135 139
$ 497
Trucking & Leasing - 0 .10%
Penske Truck Leasing Co Lp / PTL Finance Corp
5.75%, 05/24/2026
(d)
200 202
Water - 0 .10%
Aegea Finance Sarl
9.00%, 01/20/2031
(d)
200 204
TOTAL BONDS $ 134,662
SENIOR FLOATING RATE INTERESTS
- 5 .04%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .18%
TransDigm Inc Term Loan J
6.83%, 02/28/2031
(m)
$ 364 $ 365
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Airlines - 0 .52%
AAdvantage Loyalty IP Ltd Term Loan
9.63%, 04/20/2028
(m)
74 75
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
United Airlines Inc Term Loan B
6.64%, 02/22/2031
(m)
392 393
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
WestJet Loyalty LP Term Loan B
8.01%, 01/31/2031
(m)
597 599
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 1,067
Automobile Parts & Equipment - 0 .10%
Tenneco Inc Term Loan B
9.61%, 11/17/2028
(m)
205 199
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Chemicals - 0 .14%
Advancion Holdings LLC Term Loan B
0.00%, 11/24/2027
(m),(n)
160 160
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Advancion Holdings LLC Term Loan
12.21%, 11/24/2028
(m)
143 139
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
$ 299
Commercial Services - 0 .31%
Garda World Security Corp Term Loan B
7.90%, 02/01/2029
(m)
449 450
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Veritiv Operating Co Term Loan B
0.00%, 11/30/2030
(m),(n)
190 191
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
$ 641
Computers - 0 .11%
Virtusa Corp Term Loan B
8.01%, 02/15/2029
(m)
235 237
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Consumer Products - 0 .15%
Kronos Acquisition Holdings Inc Term Loan B
9.01%, 06/27/2031
(m)
339 319
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Diversified Financial Services - 0 .02%
Russell Investments US Institutional Holdco Inc
PIK Term Loan B
0.00%, 05/30/2027
(m),(n)
39 37
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Food - 0 .22%
Fiesta Purchaser Inc Term Loan B
8.01%, 02/12/2031
(m)
445 445
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%

Schedule of Investments
Core Plus Bond Account
December 31, 2024
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products - 0 .08%
Medline Borrower LP Term Loan B
7.01%, 10/23/2028
(m)
$ 157 $ 158
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Healthcare - Services - 0 .26%
LifePoint Health Inc Term Loan B
0.00%, 05/16/2031
(m),(n)
530 531
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Insurance - 0 .09%
Acrisure LLC Term Loan B6
0.00%, 11/06/2030
(m),(n)
180 180
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Lodging - 0 .27%
Fertitta Entertainment LLC/NV Term Loan B
7.86%, 01/27/2029
(m)
547 549
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Media - 0 .45%
CSC Holdings LLC Term Loan B5
7.17%, 04/15/2027
(m)
92 84
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Directv Financing LLC Tern Loan Extended
8.99%, 08/02/2029
(m)
536 525
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Gray Television Inc Term Loan F
9.80%, 05/23/2029
(m)
195 184
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
iHeartCommunications Inc Term Loan B
0.00%, 05/01/2026
(m),(n)
140 124
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 917
Mining - 0 .30%
Arsenal AIC Parent LLC Term Loan B
7.61%, 08/18/2030
(m)
607 611
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Packaging & Containers - 0 .35%
LABL Inc Term Loan B
0.00%, 10/22/2028
(m),(n)
365 352
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Mauser Packaging Solutions Holding Co Term Loan
B1
0.00%, 04/15/2027
(m),(n)
364 366
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 718
Pharmaceuticals - 0 .35%
Endo Finance Holdings Inc Term Loan B
8.76%, 04/23/2031
(m)
460 463
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Jazz Financing Lux Sarl Term Loan B2
7.01%, 05/05/2028
(m)
255 256
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 719
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 0 .18%
NGL Energy Operating LLC Term Loan B
0.00%, 02/03/2031
(m),(n)
$ 360 $ 361
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Retail - 0 .58%
IRB Holding Corp
7.07%, 12/15/2027
(m)
662 662
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
MITER Brands Acquisition Holdco Inc Term Loan
B2
7.36%, 03/28/2031
(m)
519 523
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 1,185
Software - 0 .18%
Cloud Software Group Inc Term Loan B1
0.00%, 03/30/2029
(m),(n)
365 366
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Telecommunications - 0 .20%
Zayo Group Holdings Inc Term Loan B
0.00%, 03/09/2027
(m),(n)
190 178
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
7.47%, 03/09/2027
(m)
255 238
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 416
TOTAL SENIOR FLOATING RATE INTERESTS $ 10,320
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 32 .90%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .81%
3.00%, 11/01/2042 $ 122 $ 108
3.00%, 11/01/2042 22 19
3.00%, 12/01/2046 45 39
3.50%, 10/01/2041 11 10
3.50%, 04/01/2042 42 38
3.50%, 04/01/2042 16 14
3.50%, 10/01/2045 313 283
3.50%, 03/01/2048 46 42
4.00%, 02/01/2045 5 5
4.00%, 02/01/2046 27 25
4.00%, 02/01/2046 90 84
4.00%, 06/01/2046 20 18
4.00%, 04/01/2047 92 86
4.00%, 11/01/2047 143 132
4.50%, 10/01/2041 11 11
4.50%, 12/01/2043 271 260
5.00%, 06/01/2031 23 23
5.00%, 10/01/2035 10 10
5.00%, 06/01/2041 373 372
6.00%, 06/01/2032 8 8
6.00%, 10/01/2032 4 4
6.00%, 01/01/2038 21 22
6.50%, 03/01/2029 1 1
6.50%, 05/01/2029 1 1
6.50%, 04/01/2031 1 1
6.50%, 02/01/2032 1 1
6.50%, 05/01/2032 1 1
7.00%, 12/01/2029 4 4
7.00%, 06/01/2030 1 2
7.00%, 01/01/2031 1 1
7.00%, 12/01/2031 9 10
7.50%, 03/01/2031 3 3
8.00%, 09/01/2030 20 21
$ 1,659

Schedule of Investments
Core Plus Bond Account
December 31, 2024
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 16 .74%
2.00%, 01/01/2051 $ 937 $ 751
2.00%, 02/01/2051 3,284 2,612
2.00%, 11/01/2051 1,033 815
2.00%, 12/01/2051 458 365
2.00%, 12/01/2051 1,610 1,270
2.00%, 02/01/2052 581 455
2.00%, 05/01/2052 499 396
2.50%, 11/01/2050 311 258
2.50%, 02/01/2051 1,264 1,053
2.50%, 07/01/2051 947 782
2.50%, 11/01/2051 560 463
2.50%, 12/01/2051 1,103 910
2.50%, 02/01/2052 732 602
2.50%, 04/01/2052 1,338 1,101
3.00%, 03/01/2034 83 78
3.00%, 11/01/2050 361 313
3.00%, 03/01/2052 1,354 1,166
3.00%, 04/01/2052 1,154 994
3.00%, 06/01/2052 351 301
3.50%, 04/01/2030 78 76
3.50%, 08/01/2034 93 89
3.50%, 12/01/2040 23 21
3.50%, 12/01/2041 6 5
3.50%, 03/01/2042 12 11
3.50%, 04/01/2042 24 22
3.50%, 11/01/2042 301 275
3.50%, 01/01/2044 106 96
3.50%, 11/01/2044 482 438
3.50%, 05/01/2046 10 9
3.50%, 10/01/2047 604 547
3.50%, 06/01/2051 190 170
4.00%, 09/01/2040 29 27
4.00%, 05/01/2041 62 58
4.00%, 10/01/2041 8 8
4.00%, 10/01/2041 20 19
4.00%, 11/01/2041 14 13
4.00%, 04/01/2042 10 9
4.00%, 02/01/2044 43 41
4.00%, 09/01/2044 7 7
4.00%, 09/01/2045 36 34
4.00%, 12/01/2045 176 163
4.00%, 01/01/2047 14 13
4.00%, 05/01/2048 26 24
4.00%, 10/01/2048 116 108
4.00%, 01/01/2049 56 52
4.00%, 03/01/2053 1,193 1,096
4.50%, 07/01/2025 1 1
4.50%, 08/01/2040 15 14
4.50%, 11/01/2040 263 255
4.50%, 08/01/2041 10 9
4.50%, 09/01/2041 120 116
4.50%, 12/01/2044 17 16
4.50%, 06/01/2046 9 9
4.50%, 05/01/2047 8 7
4.50%, 05/01/2047 15 14
4.50%, 05/01/2049 63 60
4.50%, 05/01/2053 538 509
4.50%, 01/01/2055
(o)
1,895 1,782
5.00%, 10/01/2041 58 58
5.00%, 06/01/2048 118 116
5.00%, 07/01/2052 427 416
5.00%, 09/01/2052 453 441
5.00%, 04/01/2053 621 604
5.00%, 06/01/2053 782 758
5.00%, 01/01/2055
(o)
1,675 1,616
5.50%, 07/01/2033 36 37
5.50%, 08/01/2036 204 205
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 05/01/2040 $ 7 $ 7
5.50%, 07/01/2053 535 531
5.50%, 11/01/2053 647 645
5.50%, 11/01/2053 650 645
5.50%, 05/01/2054 511 507
5.50%, 01/01/2055
(o)
2,595 2,561
6.00%, 05/01/2031 1 1
6.00%, 07/01/2035 52 53
6.00%, 02/01/2037 16 16
6.00%, 02/01/2038 18 19
6.00%, 01/01/2053 1,232 1,261
6.00%, 04/01/2054 487 495
6.00%, 06/01/2054 332 338
6.00%, 09/01/2054 344 349
6.00%, 01/01/2055
(o)
875 879
6.50%, 03/01/2032 1 1
6.50%, 07/01/2037 12 13
6.50%, 02/01/2038 15 16
6.50%, 09/01/2038 44 46
6.50%, 01/01/2055
(o)
700 714
$ 34,256
Government National Mortgage Association (GNMA) - 7 .99%
2.00%, 07/20/2051 1,043 835
2.50%, 06/20/2050 378 317
2.50%, 04/20/2051 475 397
2.50%, 09/20/2051 312 261
3.00%, 02/15/2043 130 116
3.00%, 07/20/2044 149 132
3.00%, 01/20/2046 95 84
3.00%, 07/20/2046 143 126
3.00%, 12/20/2046 413 363
3.00%, 09/20/2051 346 300
3.50%, 04/20/2046 88 79
3.50%, 10/20/2046 92 84
3.50%, 07/20/2047 409 370
3.50%, 04/20/2052 488 437
4.00%, 02/15/2042 47 44
4.00%, 06/20/2046 14 13
4.00%, 01/20/2048 575 535
4.00%, 04/20/2052 412 380
4.50%, 09/15/2039 234 226
4.50%, 11/15/2040 38 37
4.50%, 09/20/2052 572 541
4.50%, 01/20/2055
(o)
1,425 1,347
5.00%, 10/15/2034 25 25
5.00%, 02/15/2042 33 33
5.00%, 02/20/2053 1,336 1,300
5.00%, 01/20/2055
(o)
2,845 2,760
5.50%, 12/20/2033 36 37
5.50%, 05/20/2035 4 4
5.50%, 12/20/2048 80 81
5.50%, 01/20/2055
(o)
3,900 3,868
6.00%, 01/20/2029 4 4
6.00%, 07/20/2029 1 1
6.00%, 12/15/2033 6 6
6.00%, 12/20/2036 23 24
6.00%, 01/20/2055
(o)
775 780
6.50%, 03/20/2028 1 1
6.50%, 05/20/2029 1 1
6.50%, 12/15/2032 152 156
6.50%, 01/20/2055
(o)
240 244
8.00%, 12/15/2030 2 2
$ 16,351
U.S. Treasury - 3 .12%
3.00%, 05/15/2045 1,140 861
3.00%, 11/15/2045
(p)
2,750 2,068
4.50%, 11/15/2033 2,000 1,991

Schedule of Investments
Core Plus Bond Account
December 31, 2024
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.75%, 02/15/2037 $ 1,435 $ 1,456
$ 6,376
U.S. Treasury Bill - 4 .24%
4.26%, 01/30/2025
(q)
1,300 1,296
4.26%, 03/06/2025
(q)
1,700 1,688
4.49%, 01/21/2025
(q)
5,700 5,687
$ 8,671
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 67,313
Total Investments $ 226,911
Other Assets and Liabilities -  (10.89)% (22,288)
TOTAL NET ASSETS - 100.00% $ 204,623
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,879 or
0.92% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $54,964 or 26.86% of net assets.
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,803 or 0.88% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Non-income producing security
(j) Security is an Interest Only Strip.
(k) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(l) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(n) This Senior Floating Rate Note will settle after December 31, 2024, at which time the interest rate will be determined.
(o) Security was purchased in a "to-be-announced" ("TBA") transaction.
(p) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$1,417 or 0.69% of net assets.
(q) Rate shown is the discount rate of the original purchase.
Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.37% $ 2,381 $ 131,003 $ 120,647 $ 12,737
$ 2,381 $ 131,003 $ 120,647 $ 12,737
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.37% $ 325 $ — $ — $ —
$ 325 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2025 Long 30 $ 3,262 $ (33)
US 10 Year Ultra Note; March 2025 Long 17 1,892 (60)
US 2 Year Note; March 2025 Long 138 28,374 (13)
US 5 Year Note; March 2025 Long 304 32,317 (143)
US Long Bond; March 2025 Long 86 9,791 (285)
US Ultra Bond; March 2025 Long 22 2,616 (91)
Total $ (625)
Amounts in thousands except contracts.

Schedule of Investments
Diversified Balanced Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 14 .72%
International Equity Index Fund
(a)
3,948,647 $ 43,356
MidCap S&P 400 Index Fund
(a)
1,105,910 24,252
SmallCap S&P 600 Index Fund
(a)
933,386 23,979
$ 91,587
Principal Variable Contracts Funds, Inc.  Class 1 - 85 .31%
Bond Market Index Account
(a)
34,227,265 315,233
LargeCap S&P 500 Index Account
(a)
8,591,984 215,573
$ 530,806
TOTAL INVESTMENT COMPANIES $ 622,393
Total Investments $ 622,393
Other Assets and Liabilities -  (0.03)% (162)
TOTAL NET ASSETS - 100.00% $ 622,231
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Bond Market Index Account $ 369,188 $ 47,120 $ 94,403 $ 315,233
International Equity Index Fund 52,209 7,248 16,122 43,356
LargeCap S&P 500 Index Account 257,173 22,747 101,961 215,573
MidCap S&P 400 Index Fund 29,344 5,275 11,083 24,252
SmallCap S&P 600 Index Fund 29,464 5,407 11,338 23,979
$ 737,378 $ 87,797 $ 234,907 $ 622,393
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 10,628 $ (2,839) $ — $ (3,833)
International Equity Index Fund 1,507 1,708 478 (1,687)
LargeCap S&P 500 Index Account 3,742 50,029 14,000 (12,415)
MidCap S&P 400 Index Fund 811 3,482 2,266 (2,766)
SmallCap S&P 600 Index Fund 388 2,858 1,682 (2,412)
$ 17,076 $ 55,238 $ 18,426 $ (23,113)
Amounts in thousands.

Schedule of Investments
Diversified Balanced Adaptive Allocation Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .08 % Shares Held Value (000's)
Exchange-Traded Funds - 19 .84%
iShares Core S&P 500 ETF 79,164 $ 46,602
Money Market Funds - 0 .00%
Principal Government Money Market Fund - Class
R-6 4.37%
(a),(b)
2,357 2
Principal Funds, Inc. Class R-6 - 14 .73%
International Equity Index Fund
(a)
1,500,062 16,471
MidCap S&P 400 Index Fund
(a)
417,508 9,156
SmallCap S&P 600 Index Fund
(a)
349,197 8,971
$ 34,598
Principal Variable Contracts Funds, Inc.  Class 1 - 65 .51%
Bond Market Index Account
(a)
12,922,446 119,015
LargeCap S&P 500 Index Account
(a)
1,390,426 34,886
$ 153,901
TOTAL INVESTMENT COMPANIES $ 235,103
Total Investments $ 235,103
Other Assets and Liabilities -  (0.08)% (187)
TOTAL NET ASSETS - 100.00% $ 234,916
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Bond Market Index Account $ 120,839 $ 19,328 $ 18,733 $ 119,015
International Equity Index Fund 17,088 3,087 3,560 16,471
LargeCap S&P 500 Index Account 36,077 4,401 11,072 34,886
MidCap S&P 400 Index Fund 9,605 2,120 2,715 9,156
Principal Government Money Market Fund - Class R-6 4.37% 44 49,016 49,058 2
SmallCap S&P 600 Index Fund 9,644 1,960 2,749 8,971
$ 193,297 $ 79,912 $ 87,887 $ 188,501
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 3,813 $ 2 $ — $ (2,421)
International Equity Index Fund 570 (3) 182 (141)
LargeCap S&P 500 Index Account 575 910 2,153 4,570
MidCap S&P 400 Index Fund 308 125 859 21
Principal Government Money Market Fund - Class R-6 4.37% 124 — — —
SmallCap S&P 600 Index Fund 146 (44) 633 160
$ 5,536 $ 990 $ 3,827 $ 2,189
Amounts in thousands.

Schedule of Investments
Diversified Balanced Strategic Allocation Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 14 .71%
International Equity Index Fund
(a)
713,856 $ 7,838
MidCap S&P 400 Index Fund
(a)
199,962 4,385
SmallCap S&P 600 Index Fund
(a)
168,781 4,336
$ 16,559
Principal Variable Contracts Funds, Inc.  Class 1 - 85 .32%
Bond Market Index Account
(a)
6,186,511 56,979
LargeCap S&P 500 Managed Volatility Index
Account
(a)
2,263,877 39,029
$ 96,008
TOTAL INVESTMENT COMPANIES $ 112,567
Total Investments $ 112,567
Other Assets and Liabilities -  (0.03)% (35)
TOTAL NET ASSETS - 100.00% $ 112,532
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Bond Market Index Account $ 67,169 $ 8,716 $ 17,684 $ 56,979
International Equity Index Fund 9,499 1,394 3,058 7,838
LargeCap S&P 500 Managed Volatility Index Account 46,799 6,355 18,236 39,029
MidCap S&P 400 Index Fund 5,339 978 2,075 4,385
SmallCap S&P 600 Index Fund 5,360 997 2,114 4,336
$ 134,166 $ 18,440 $ 43,167 $ 112,567
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 1,932 $ (817) $ — $ (405)
International Equity Index Fund 272 184 86 (181)
LargeCap S&P 500 Managed Volatility Index Account 702 4,404 4,298 (293)
MidCap S&P 400 Index Fund 145 295 405 (152)
SmallCap S&P 600 Index Fund 69 137 301 (44)
$ 3,120 $ 4,203 $ 5,090 $ (1,075)
Amounts in thousands.

Schedule of Investments
Diversified Growth Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 19 .72%
International Equity Index Fund
(a)
21,694,300 $ 238,204
MidCap S&P 400 Index Fund
(a)
5,316,378 116,588
SmallCap S&P 600 Index Fund
(a)
4,487,031 115,272
$ 470,064
Principal Variable Contracts Funds, Inc.  Class 1 - 80 .31%
Bond Market Index Account
(a)
92,146,952 848,673
LargeCap S&P 500 Index Account
(a)
42,483,254 1,065,904
$ 1,914,577
TOTAL INVESTMENT COMPANIES $ 2,384,641
Total Investments $ 2,384,641
Other Assets and Liabilities -  (0.03)% (647)
TOTAL NET ASSETS - 100.00% $ 2,383,994
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Bond Market Index Account $ 1,079,047 $ 161,855 $ 375,240 $ 848,673
International Equity Index Fund 311,430 43,265 118,287 238,204
LargeCap S&P 500 Index Account 1,380,614 113,279 629,334 1,065,904
MidCap S&P 400 Index Fund 153,158 27,197 68,459 116,588
SmallCap S&P 600 Index Fund 153,786 29,943 71,321 115,272
$ 3,078,035 $ 375,539 $ 1,262,641 $ 2,384,641
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 29,533 $ (10,571) $ — $ (6,418)
International Equity Index Fund 8,283 6,013 2,622 (4,217)
LargeCap S&P 500 Index Account 19,093 287,354 71,427 (86,009)
MidCap S&P 400 Index Fund 3,893 19,612 10,885 (14,920)
SmallCap S&P 600 Index Fund 1,861 15,095 8,077 (12,231)
$ 62,663 $ 317,503 $ 93,011 $ (123,795)
Amounts in thousands.

Schedule of Investments
Diversified Growth Adaptive Allocation Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .12 % Shares Held Value (000's)
Exchange-Traded Funds - 19 .92%
iShares Core S&P 500 ETF 524,051 $ 308,498
Money Market Funds - 0 .00%
Principal Government Money Market Fund - Class
R-6 4.37%
(a),(b)
1,931 2
Principal Funds, Inc. Class R-6 - 19 .76%
International Equity Index Fund
(a)
14,154,577 155,417
MidCap S&P 400 Index Fund
(a)
3,454,973 75,768
SmallCap S&P 600 Index Fund
(a)
2,916,295 74,920
$ 306,105
Principal Variable Contracts Funds, Inc.  Class 1 - 60 .44%
Bond Market Index Account
(a)
59,858,262 551,294
LargeCap S&P 500 Index Account
(a)
15,334,085 384,732
$ 936,026
TOTAL INVESTMENT COMPANIES $ 1,550,631
Total Investments $ 1,550,631
Other Assets and Liabilities -  (0.12)% (1,834)
TOTAL NET ASSETS - 100.00% $ 1,548,797
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Bond Market Index Account $ 504,962 $ 107,516 $ 50,482 $ 551,294
International Equity Index Fund 145,735 32,013 20,264 155,417
LargeCap S&P 500 Index Account 358,959 51,458 81,486 384,732
MidCap S&P 400 Index Fund 71,676 18,596 15,167 75,768
Principal Government Money Market Fund - Class R-6 4.37% 482 386,446 386,926 2
SmallCap S&P 600 Index Fund 71,966 18,260 15,952 74,920
$ 1,153,780 $ 614,289 $ 570,277 $ 1,242,133
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 17,134 $ (6) $ — $ (10,696)
International Equity Index Fund 5,392 (11) 1,696 (2,056)
LargeCap S&P 500 Index Account 6,158 2,232 23,038 53,569
MidCap S&P 400 Index Fund 2,510 294 7,010 369
Principal Government Money Market Fund - Class R-6 4.37% 1,009 — — —
SmallCap S&P 600 Index Fund 1,201 79 5,202 567
$ 33,404 $ 2,588 $ 36,946 $ 41,753
Amounts in thousands.

Schedule of Investments
Diversified Growth Strategic Allocation Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 19 .70%
International Equity Index Fund
(a)
2,213,000 $ 24,299
MidCap S&P 400 Index Fund
(a)
542,295 11,893
SmallCap S&P 600 Index Fund
(a)
457,695 11,758
$ 47,950
Principal Variable Contracts Funds, Inc.  Class 1 - 80 .33%
Bond Market Index Account
(a)
9,399,913 86,573
LargeCap S&P 500 Managed Volatility Index
Account
(a)
6,316,478 108,896
$ 195,469
TOTAL INVESTMENT COMPANIES $ 243,419
Total Investments $ 243,419
Other Assets and Liabilities -  (0.03)% (70)
TOTAL NET ASSETS - 100.00% $ 243,349
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Bond Market Index Account $ 102,893 $ 19,830 $ 34,324 $ 86,573
International Equity Index Fund 29,696 5,651 11,058 24,299
LargeCap S&P 500 Managed Volatility Index Account 131,674 22,452 56,850 108,896
MidCap S&P 400 Index Fund 14,604 3,332 6,415 11,893
SmallCap S&P 600 Index Fund 14,663 3,536 6,663 11,758
$ 293,530 $ 54,801 $ 115,310 $ 243,419
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 2,881 $ (1,070) $ — $ (756)
International Equity Index Fund 844 320 267 (310)
LargeCap S&P 500 Managed Volatility Index Account 1,921 12,204 11,767 (584)
MidCap S&P 400 Index Fund 397 765 1,110 (393)
SmallCap S&P 600 Index Fund 190 349 823 (127)
$ 6,233 $ 12,568 $ 13,967 $ (2,170)
Amounts in thousands.

Schedule of Investments
Diversified Income Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 9 .76%
International Equity Index Fund
(a)
774,520 $ 8,504
MidCap S&P 400 Index Fund
(a)
284,682 6,243
SmallCap S&P 600 Index Fund
(a)
240,266 6,173
$ 20,920
Principal Variable Contracts Funds, Inc.  Class 1 - 90 .27%
Bond Market Index Account
(a)
15,274,784 140,681
LargeCap S&P 500 Index Account
(a)
2,106,478 52,851
$ 193,532
TOTAL INVESTMENT COMPANIES $ 214,452
Total Investments $ 214,452
Other Assets and Liabilities -  (0.03)% (60)
TOTAL NET ASSETS - 100.00% $ 214,392
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Bond Market Index Account $ 160,802 $ 30,897 $ 47,966 $ 140,681
International Equity Index Fund 9,995 2,256 3,733 8,504
LargeCap S&P 500 Index Account 61,545 11,324 29,026 52,851
MidCap S&P 400 Index Fund 7,374 1,965 3,269 6,243
SmallCap S&P 600 Index Fund 7,403 1,928 3,276 6,173
$ 247,119 $ 48,370 $ 87,270 $ 214,452
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 4,758 $ (1,416) $ — $ (1,636)
International Equity Index Fund 296 256 94 (270)
LargeCap S&P 500 Index Account 921 8,135 3,445 873
MidCap S&P 400 Index Fund 208 635 583 (462)
SmallCap S&P 600 Index Fund 100 392 432 (274)
$ 6,283 $ 8,002 $ 4,554 $ (1,769)
Amounts in thousands.

Schedule of Investments
Diversified International Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 0 .85 % Shares Held Value (000's)
Money Market Funds - 0 .85%
Principal Government Money Market Fund - Class
R-6 4.37%
(a),(b)
2,078,750 $ 2,079
TOTAL INVESTMENT COMPANIES $ 2,079
COMMON STOCKS - 99 .00 % Shares Held Value (000's)
Aerospace & Defense - 3 .24%
Airbus SE 20,889 $ 3,345
BAE Systems PLC 260,435 3,736
Thales SA 6,064 871
$ 7,952
Apparel - 2 .11%
Hermes International SCA 354 849
LVMH Moet Hennessy Louis Vuitton SE 1,517 998
PRADA SpA 128,500 989
Samsonite International SA
(c)
847,200 2,336
$ 5,172
Automobile Manufacturers - 2 .58%
Daimler Truck Holding AG 64,209 2,459
Toyota Motor Corp 197,900 3,864
$ 6,323
Automobile Parts & Equipment - 1 .23%
Toyota Industries Corp 37,500 3,016
Banks - 13 .09%
AIB Group PLC 466,603 2,580
Banco do Brasil SA 227,500 890
Bank Negara Indonesia Persero Tbk PT 3,523,600 948
Bank of Ireland Group PLC 23,216 212
Bank Rakyat Indonesia Persero Tbk PT 7,036,308 1,776
Credicorp Ltd 5,160 946
DBS Group Holdings Ltd 96,700 3,099
Erste Group Bank AG 41,337 2,559
FinecoBank Banca Fineco SpA 57,827 1,009
Grupo Financiero Banorte SAB de CV 132,559 854
ICICI Bank Ltd ADR 88,857 2,653
Kotak Mahindra Bank Ltd 125,776 2,618
National Bank of Greece SA 280,453 2,221
NatWest Group PLC 291,107 1,459
Nordea Bank Abp 107,701 1,173
Piraeus Financial Holdings SA 213,534 850
PT Bank Central Asia Tbk 1,598,000 958
Societe Generale SA 63,708 1,788
Swedbank AB 43,157 852
UniCredit SpA 66,686 2,671
$ 32,116
Beverages - 0 .68%
Arca Continental SAB de CV 69,900 578
Kweichow Moutai Co Ltd 5,298 1,101
$ 1,679
Biotechnology - 0 .60%
Argenx SE
(d)
1,833 1,132
Zai Lab Ltd ADR
(d)
12,762 334
$ 1,466
Building Materials - 1 .97%
CRH PLC 52,242 4,836
Chemicals - 0 .36%
Shin-Etsu Chemical Co Ltd 26,500 873
Coal - 1 .27%
Teck Resources Ltd 76,800 3,114
Commercial Services - 0 .99%
Localiza Rent a Car SA 208,634 1,087
TOPPAN Holdings Inc 50,700 1,345
$ 2,432
Cosmetics & Personal Care - 2 .81%
L'Oreal SA 5,887 2,084
Unilever PLC 84,604 4,807
$ 6,891
Distribution & Wholesale - 0 .37%
Rexel SA 36,059 918
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 0 .45%
Brookfield Asset Management Ltd 20,267 $ 1,099
Electric - 1 .08%
Iberdrola SA 191,707 2,642
Electrical Components & Equipment - 1 .39%
Schneider Electric SE 13,660 3,401
Electronics - 1 .06%
Halma PLC 22,680 761
Hoya Corp 14,796 1,836
$ 2,597
Engineering & Construction - 1 .06%
Kajima Corp 72,700 1,317
Obayashi Corp 97,200 1,280
$ 2,597
Entertainment - 1 .48%
Entain PLC 167,581 1,439
Universal Music Group NV 86,144 2,203
$ 3,642
Food - 0 .55%
Danone SA 20,084 1,357
Food Service - 0 .58%
Compass Group PLC 43,051 1,432
Healthcare - Products - 0 .80%
Alcon AG 12,303 1,043
Smith & Nephew PLC 74,399 922
$ 1,965
Healthcare - Services - 0 .50%
ICON PLC
(d)
5,810 1,218
Home Builders - 0 .52%
Taylor Wimpey PLC 842,029 1,282
Home Furnishings - 0 .32%
Howden Joinery Group PLC 79,611 789
Insurance - 9 .04%
AIA Group Ltd 933,000 6,702
ASR Nederland NV 23,336 1,110
AXA SA 107,510 3,826
Fairfax Financial Holdings Ltd 1,700 2,365
Hannover Rueck SE 9,221 2,309
MS&AD Insurance Group Holdings Inc 55,800 1,205
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
3,853 1,948
Sompo Holdings Inc 81,700 2,117
Tryg A/S 28,015 591
$ 22,173
Internet - 6 .33%
Alibaba Group Holding Ltd 154,700 1,637
JD.com Inc 243,500 4,228
MercadoLibre Inc
(d)
720 1,225
Tencent Holdings Ltd 158,100 8,438
$ 15,528
Investment Companies - 0 .37%
EXOR NV 9,962 913
Machinery - Construction & Mining - 1 .79%
Komatsu Ltd 16,300 444
Mitsubishi Electric Corp 144,400 2,438
Weir Group PLC/The 55,890 1,523
$ 4,405
Machinery - Diversified - 2 .30%
Atlas Copco AB - A Shares 192,680 2,941
Keyence Corp 5,700 2,317
THK Co Ltd 16,400 378
$ 5,636
Media - 0 .84%
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
22,207 2,058
Mining - 0 .49%
Sandfire Resources Ltd
(d)
212,338 1,213

Schedule of Investments
Diversified International Account
December 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 4 .39%
Canadian Natural Resources Ltd 49,800 $ 1,537
Noble Corp PLC 43,099 1,353
Shell PLC 94,897 2,958
Suncor Energy Inc 97,900 3,495
Tourmaline Oil Corp 30,700 1,421
$ 10,764
Oil & Gas Services - 0 .40%
Schlumberger NV 25,640 983
Pharmaceuticals - 8 .47%
AstraZeneca PLC 49,988 6,517
Merck KGaA 5,952 866
Novo Nordisk A/S 43,364 3,742
Roche Holding AG 10,639 2,975
Sanofi SA 68,797 6,688
$ 20,788
Private Equity - 3 .63%
3i Group PLC 118,242 5,263
Brookfield Corp 52,469 3,016
Intermediate Capital Group PLC 24,346 628
$ 8,907
Retail - 5 .12%
Alimentation Couche-Tard Inc 48,246 2,676
Dollarama Inc 23,500 2,293
Industria de Diseno Textil SA 28,677 1,469
MatsukiyoCocokara & Co 47,800 696
Wal-Mart de Mexico SAB de CV 516,622 1,360
Yum China Holdings Inc 84,314 4,061
$ 12,555
Semiconductors - 9 .09%
ASML Holding NV 7,318 5,126
Renesas Electronics Corp
(d)
133,900 1,694
Samsung Electronics Co Ltd 123,362 4,402
Socionext Inc 83,000 1,297
Taiwan Semiconductor Manufacturing Co Ltd 301,140 9,788
$ 22,307
Software - 0 .72%
Dassault Systemes SE 26,905 931
Nemetschek SE 8,729 848
$ 1,779
Telecommunications - 2 .59%
Deutsche Telekom AG 211,862 6,348
Toys, Games & Hobbies - 1 .63%
Nintendo Co Ltd 68,700 4,001
Transportation - 0 .71%
Canadian Pacific Kansas City Ltd 24,000 1,738
TOTAL COMMON STOCKS $ 242,905
Total Investments $ 244,984
Other Assets and Liabilities -  0.15% 364
TOTAL NET ASSETS - 100.00% $ 245,348
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,336 or 0.95% of net assets.
(d) Non-income producing security
Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.37% $ 1,831 $ 38,665 $ 38,417 $ 2,079
$ 1,831 $ 38,665 $ 38,417 $ 2,079
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.37% $ 72 $ — $ — $ —
$ 72 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 1 .65 % Shares Held Value (000's)
Money Market Funds - 1 .65%
BlackRock Liquidity FedFund - Institutional Class
4.34%
(a),(b)
890 $ 1
Principal Government Money Market Fund - Class
R-6 4.37%
(a),(c)
11,384,221 11,384
$ 11,385
TOTAL INVESTMENT COMPANIES $ 11,385
COMMON STOCKS - 98 .22 % Shares Held Value (000's)
Advertising - 1 .14%
Omnicom Group Inc 91,311 $ 7,856
Automobile Manufacturers - 4 .76%
Cummins Inc 46,597 16,244
PACCAR Inc 159,815 16,624
$ 32,868
Banks - 11 .92%
Bank of America Corp 366,626 16,113
Citigroup Inc 105,535 7,429
JPMorgan Chase & Co 82,482 19,772
Morgan Stanley 162,337 20,409
PNC Financial Services Group Inc/The 96,796 18,667
$ 82,390
Beverages - 1 .64%
Coca-Cola Co/The 182,013 11,332
Biotechnology - 1 .79%
Corteva Inc 217,216 12,373
Building Materials - 3 .71%
Carrier Global Corp 120,009 8,192
Trane Technologies PLC 47,249 17,451
$ 25,643
Chemicals - 1 .21%
Air Products and Chemicals Inc 28,790 8,350
Computers - 2 .08%
Apple Inc 57,523 14,405
Cosmetics & Personal Care - 1 .92%
Procter & Gamble Co/The 78,993 13,243
Diversified Financial Services - 3 .27%
Blackrock Inc 16,475 16,889
Nasdaq Inc 73,456 5,679
$ 22,568
Electric - 4 .83%
NextEra Energy Inc 169,909 12,181
Sempra 61,130 5,362
WEC Energy Group Inc 81,687 7,682
Xcel Energy Inc 121,224 8,185
$ 33,410
Food - 0 .87%
Hershey Co/The 35,576 6,025
Healthcare - Products - 3 .56%
Abbott Laboratories 128,846 14,574
STERIS PLC 48,887 10,049
$ 24,623
Healthcare - Services - 3 .94%
HCA Healthcare Inc 36,791 11,043
UnitedHealth Group Inc 32,029 16,202
$ 27,245
Home Builders - 1 .92%
DR Horton Inc 94,979 13,280
Insurance - 3 .96%
Chubb Ltd 63,978 17,677
Fidelity National Financial Inc 172,589 9,689
$ 27,366
Iron & Steel - 1 .34%
Reliance Inc 34,296 9,234
Lodging - 2 .32%
Hilton Worldwide Holdings Inc 64,777 16,010
Machinery - Diversified - 2 .29%
Deere & Co 37,406 15,849
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 1 .01%
Comcast Corp - Class A 185,653 $ 6,968
Miscellaneous Manufacturers - 2 .77%
Parker-Hannifin Corp 30,088 19,137
Oil & Gas - 4 .54%
Chevron Corp 44,083 6,385
EOG Resources Inc 101,467 12,438
Marathon Petroleum Corp 90,162 12,577
$ 31,400
Oil & Gas Services - 0 .45%
Halliburton Co 114,708 3,119
Pharmaceuticals - 6 .48%
AstraZeneca PLC ADR 32,627 2,138
Eli Lilly & Co 6,978 5,387
Merck & Co Inc 139,024 13,830
Novartis AG ADR 137,287 13,360
Roche Holding AG ADR 288,973 10,079
$ 44,794
Pipelines - 1 .90%
Enterprise Products Partners LP 418,700 13,130
Private Equity - 2 .95%
KKR & Co Inc 137,907 20,398
REITs - 3 .74%
Alexandria Real Estate Equities Inc 98,102 9,570
Equity LifeStyle Properties Inc 101,415 6,754
Prologis Inc 52,124 5,509
Realty Income Corp 75,370 4,026
$ 25,859
Retail - 4 .40%
Costco Wholesale Corp 22,053 20,207
Starbucks Corp 111,904 10,211
$ 30,418
Semiconductors - 4 .02%
Broadcom Inc 37,437 8,680
Monolithic Power Systems Inc 7,435 4,399
Taiwan Semiconductor Manufacturing Co Ltd ADR 74,317 14,677
$ 27,756
Software - 4 .34%
Fidelity National Information Services Inc 50,060 4,043
Microsoft Corp 27,492 11,588
Salesforce Inc 16,404 5,484
SAP SE ADR 35,932 8,847
$ 29,962
Telecommunications - 1 .97%
T-Mobile US Inc 61,744 13,629
Transportation - 1 .18%
Expeditors International of Washington Inc 73,859 8,181
TOTAL COMMON STOCKS $ 678,821
Total Investments $ 690,206
Other Assets and Liabilities -  0.13% 866
TOTAL NET ASSETS - 100.00% $ 691,072
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Equity Income Account
December 31, 2024
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.37% $ 13,239 $ 177,196 $ 179,051 $ 11,384
$ 13,239 $ 177,196 $ 179,051 $ 11,384
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.37% $ 630 $ — $ — $ —
$ 630 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Emerging Markets Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 1 .79 % Shares Held Value (000's)
Money Market Funds - 1 .79%
BlackRock Liquidity FedFund - Institutional Class
4.34%
(a),(b)
316,814 $ 317
Principal Government Money Market Fund - Class
R-6 4.37%
(a),(c)
853,880 854
$ 1,171
TOTAL INVESTMENT COMPANIES $ 1,171
COMMON STOCKS - 97 .61 % Shares Held Value (000's)
Aerospace & Defense - 1 .40%
Korea Aerospace Industries Ltd 16,691 $ 620
LIG Nex1 Co Ltd 1,973 295
$ 915
Automobile Manufacturers - 1 .21%
BYD Co Ltd 10,000 340
Hyundai Motor India Ltd
(d)
5,361 113
Kia Corp 5,051 342
$ 795
Automobile Parts & Equipment - 0 .29%
Fuyao Glass Industry Group Co Ltd
(e)
12,000 86
Weichai Power Co Ltd 69,000 105
$ 191
Banks - 14 .23%
Bank Negara Indonesia Persero Tbk PT 2,598,900 699
Bank Polska Kasa Opieki SA 20,630 690
Bank Rakyat Indonesia Persero Tbk PT 2,868,976 724
Grupo Financiero Banorte SAB de CV 24,600 159
HDFC Bank Ltd 57,898 1,197
ICICI Bank Ltd 92,058 1,376
Kotak Mahindra Bank Ltd 59,161 1,232
National Bank of Greece SA 186,965 1,480
Piraeus Financial Holdings SA 108,337 431
Saudi National Bank/The 103,221 916
Vietnam Technological & Commercial Joint Stock
Bank
426,900 412
$ 9,316
Beverages - 1 .76%
Arca Continental SAB de CV 27,000 223
Ichitan Group PCL 637,900 274
Varun Beverages Ltd 87,694 653
$ 1,150
Biotechnology - 0 .56%
Zai Lab Ltd ADR
(d)
14,145 370
Building Materials - 3 .20%
Cemex SAB de CV 2,311,714 1,298
Voltas Ltd 38,077 795
$ 2,093
Chemicals - 0 .16%
Orbia Advance Corp SAB de CV 143,400 103
Commercial Services - 1 .36%
Humansoft Holding Co KSC 9,269 82
JSW Infrastructure Ltd 189,394 701
Localiza Rent a Car SA 3,192 16
New Oriental Education & Technology Group Inc 14,400 92
$ 891
Computers - 2 .53%
Elm Co 549 163
Globant SA
(d)
3,065 657
Quanta Computer Inc 75,000 653
WNS Holdings Ltd
(d)
3,836 182
$ 1,655
Distribution & Wholesale - 0 .11%
AKR Corporindo Tbk PT 995,100 69
Diversified Financial Services - 3 .30%
Bajaj Finance Ltd 1,875 149
Bajaj Housing Finance Ltd
(d)
3,518 5
Banco BTG Pactual SA 40,812 180
Fubon Financial Holding Co Ltd 237,617 654
Intercorp Financial Services Inc 9,789 287
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
KB Financial Group Inc 15,700 $ 884
$ 2,159
Electric - 1 .29%
Adani Energy Solutions Ltd
(d)
81,051 761
Emirates Central Cooling Systems Corp 172,406 86
$ 847
Electrical Components & Equipment - 2 .22%
Delta Electronics Inc 111,000 1,453
Electronics - 2 .02%
Advanced Energy Solution Holding Co Ltd 3,000 104
Avalon Technologies Ltd
(d),(e)
10,351 116
E Ink Holdings Inc 61,000 508
Lotes Co Ltd 6,233 370
Voltronic Power Technology Corp 4,000 227
$ 1,325
Engineering & Construction - 1 .06%
Cury Construtora e Incorporadora SA 98,700 279
L&T Technology Services Ltd
(e)
4,247 234
Samsung E&A Co Ltd
(d)
15,977 178
$ 691
Food - 2 .82%
Bid Corp Ltd 14,866 339
Indofood Sukses Makmur Tbk PT 498,600 238
LT Foods Ltd 57,806 282
Nestle India Ltd 8,184 207
SM Investments Corp 5,155 80
Want Want China Holdings Ltd 65,000 38
WH Group Ltd
(e)
858,500 662
$ 1,846
Forest Products & Paper - 1 .71%
Suzano SA 111,900 1,119
Gas - 0 .37%
ENN Natural Gas Co Ltd 81,893 242
Healthcare - Products - 0 .23%
Pegavision Corp 8,000 92
Universal Vision Biotechnology Co Ltd 10,000 61
$ 153
Healthcare - Services - 0 .56%
Bangkok Dusit Medical Services PCL 305,000 219
Hygeia Healthcare Holdings Co Ltd
(d),(e)
81,400 148
$ 367
Home Furnishings - 0 .88%
Anker Innovations Technology Co Ltd 43,196 575
Insurance - 3 .89%
AIA Group Ltd 161,400 1,158
China Pacific Insurance Group Co Ltd 302,400 973
Max Financial Services Ltd
(d)
23,519 306
PICC Property & Casualty Co Ltd 68,000 107
$ 2,544
Internet - 16 .70%
Alibaba Group Holding Ltd 133,792 1,416
Grab Holdings Ltd
(d)
119,995 566
IndiaMart InterMesh Ltd
(e)
5,625 147
JD.com Inc 95,250 1,654
Meituan
(d),(e)
47,820 930
MercadoLibre Inc
(d)
527 896
Naspers Ltd 1,564 346
PDD Holdings Inc ADR
(d)
3,975 386
Tencent Holdings Ltd 76,600 4,088
Tencent Music Entertainment Group ADR 7,751 88
Trip.com Group Ltd ADR
(d)
6,113 420
$ 10,937
Iron & Steel - 0 .09%
Severstal PAO
(d)
9,865 —
Ternium SA ADR 2,090 61
$ 61

Schedule of Investments
Global Emerging Markets Account
December 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 1 .30%
Bajaj Auto Ltd 6,223 $ 638
Yadea Group Holdings Ltd
(e)
128,000 212
$ 850
Machinery - Diversified - 0 .63%
WEG SA 48,600 415
Metal Fabrication & Hardware - 0 .18%
APL Apollo Tubes Ltd 6,268 115
Mining - 1 .63%
Aluminum Corp of China Ltd 144,000 83
Capstone Copper Corp
(d)
53,700 332
Impala Platinum Holdings Ltd
(d)
53,496 250
Ivanhoe Mines Ltd
(d)
26,200 311
Polyus PJSC
(d)
108 —
Shandong Gold Mining Co Ltd
(e)
56,000 90
$ 1,066
Miscellaneous Manufacturers - 0 .78%
Escorts Kubota Ltd 9,503 369
Zhuzhou CRRC Times Electric Co Ltd 33,600 141
$ 510
Oil & Gas - 1 .98%
ADNOC Drilling Co PJSC 133,824 194
Geopark Ltd 8,693 81
HD Hyundai Co Ltd 5,387 289
PRIO SA/Brazil
(d)
12,800 83
Reliance Industries Ltd 24,123 342
Saudi Arabian Oil Co
(e)
19,800 148
Thai Oil PCL 192,800 160
$ 1,297
Pharmaceuticals - 0 .94%
Caplin Point Laboratories Ltd 14,728 429
Richter Gedeon Nyrt 3,919 103
Simcere Pharmaceutical Group Ltd
(e)
91,000 83
$ 615
Real Estate - 0 .63%
China Overseas Land & Investment Ltd 22,500 36
China Resources Land Ltd 87,500 251
Sun Hung Kai Properties Ltd 13,500 128
$ 415
Retail - 1 .29%
El Puerto de Liverpool SAB de CV 17,711 85
Jumbo SA 6,026 159
Wal-Mart de Mexico SAB de CV 113,400 298
Yum China Holdings Inc
(f)
6,350 304
$ 846
Semiconductors - 19 .19%
Alchip Technologies Ltd 4,000 399
ASE Technology Holding Co Ltd 49,000 241
ASML Holding NV - NY Reg Shares 247 171
ASPEED Technology Inc 2,000 202
MediaTek Inc 13,000 559
Samsung Electronics Co Ltd 48,427 1,728
SK Hynix Inc 6,511 746
Taiwan Semiconductor Manufacturing Co Ltd 262,164 8,520
$ 12,566
Shipbuilding - 0 .56%
Yangzijiang Shipbuilding Holdings Ltd 169,200 370
Software - 0 .80%
NetEase Inc 29,500 525
Telecommunications - 2 .85%
Accton Technology Corp 31,000 728
Xiaomi Corp
(d),(e)
259,400 1,138
$ 1,866
Textiles - 0 .16%
SLC Agricola SA 37,556 106
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 0 .42%
Blue Dart Express Ltd 836 $ 68
JD Logistics Inc
(d),(e)
127,400 208
$ 276
Water - 0 .32%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
14,600 209
TOTAL COMMON STOCKS $ 63,914
PREFERRED STOCKS - 1 .24 % Shares Held Value (000's)
Automobile Manufacturers - 0 .55%
Hyundai Motor Co 14,500.00% 3,440 $ 361
Diversified Financial Services - 0 .02%
Fubon Financial Holding Co Ltd 1.80% 6,701 11
Oil & Gas - 0 .67%
Petroleo Brasileiro SA 2.61% 75,100 440
TOTAL PREFERRED STOCKS $ 812
Total Investments $ 65,897
Other Assets and Liabilities -  (0.64)% (422)
TOTAL NET ASSETS - 100.00% $ 65,475
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $317 or
0.48% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,202 or 6.42% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $301 or 0.46% of net assets.

Schedule of Investments
Global Emerging Markets Account
December 31, 2024
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.37% $ 1,063 $ 23,444 $ 23,653 $ 854
$ 1,063 $ 23,444 $ 23,653 $ 854
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.37% $ 47 $ — $ — $ —
$ 47 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 2 .48 % Shares Held Value (000's)
Money Market Funds - 2 .48%
Principal Government Money Market Fund - Class
R-6 4.37%
(a),(b)
2,760,670 $ 2,761
TOTAL INVESTMENT COMPANIES $ 2,761
BONDS - 28 .63%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 10 .46%
Ally Auto Receivables Trust 2023-1
5.76%, 11/15/2026 $ 221 $ 221
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 73 73
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 379 381
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 437 439
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 1,111 1,115
BofA Auto Trust 2024-1
5.57%, 12/15/2026
(c)
700 703
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 900 904
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(c)
561 563
Drive Auto Receivables Trust 2024-1
5.83%, 12/15/2026 129 129
GM Financial Automobile Leasing Trust 2023-3
5.05%, 01/20/2026 243 243
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.45%
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 597 599
GM Financial Automobile Leasing Trust 2024-3
5.07%, 01/20/2027 1,145 1,147
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 846 850
Santander Drive Auto Receivables Trust 2022-7
5.75%, 04/15/2027 229 229
Santander Drive Auto Receivables Trust 2024-1
5.71%, 02/16/2027 157 158
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027 398 399
Santander Drive Auto Receivables Trust 2024-3
5.91%, 06/15/2027 695 698
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027 692 694
SBNA Auto Lease Trust 2024-B
5.67%, 11/20/2026
(c)
840 844
SBNA Auto Receivables Trust 2024-A
5.70%, 03/15/2027
(c)
356 356
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(c)
549 551
Toyota Auto Receivables 2023-C Owner Trust
5.60%, 08/17/2026 346 346
$ 11,642
Credit Card Asset Backed Securities - 4 .43%
American Express Credit Account Master Trust
3.39%, 05/15/2027 1,075 1,070
Barclays Dryrock Issuance Trust
3.07%, 02/15/2028 960 956
Capital One Multi-Asset Execution Trust
2.80%, 03/15/2027 1,250 1,245
3.49%, 05/15/2027 1,142 1,138
Discover Card Execution Note Trust
1.96%, 02/15/2027 525 523
$ 4,932
Mortgage Backed Securities - 12 .96%
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(c),(d)
86 76
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae Grantor Trust 2005-T1
4.80%, 05/25/2035 $ 96 $ 92
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(e)
477 65
Fannie Mae REMICS
1.32%, 10/25/2049
(e)
1,998 218
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.32%, 05/25/2050
(e)
2,249 236
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.37%, 08/25/2049
(e)
3,144 299
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.37%, 09/25/2049
(e)
893 99
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.37%, 11/25/2049
(e)
1,512 150
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.39%, 06/25/2050
(e)
1,323 145
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
1.47%, 09/25/2047
(e)
2,850 318
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.61%, 06/25/2045
(e)
935 55
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.00%
2.02%, 12/25/2042
(e)
1,095 131
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.59%
3.00%, 10/25/2040
(e)
168 4
3.00%, 04/25/2042 66 65
3.00%, 05/25/2048 70 60
3.00%, 01/25/2051
(e)
1,664 277
7.00%, 04/25/2032 34 35
Freddie Mac REMICS
1.35%, 05/15/2038
(e)
749 33
1.00 x 12 Month Treasury Average Index +
0.00%
1.37%, 09/25/2049
(e)
2,727 297
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.37%, 10/25/2049
(e)
2,340 239
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.37%, 11/25/2049
(e)
968 97
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.50%, 04/15/2028 147 141
3.00%, 04/15/2046 86 78
Ginnie Mae
1.62%, 06/20/2046
(e)
267 29
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.62%, 08/20/2047
(e)
1,781 193
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.65%, 09/20/2050
(e)
1,203 159
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
1.66%, 12/20/2043
(e)
606 59
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.03%

Schedule of Investments
Government & High Quality Bond Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae (continued)
1.72%, 10/20/2045
(e)
$ 730 $ 78
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.72%, 11/20/2047
(e)
532 64
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.82%, 08/20/2050
(e)
1,917 237
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.82%, 11/20/2050
(e)
1,173 152
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.82%, 07/20/2051
(e)
1,279 161
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.82%, 08/20/2051
(e)
1,523 198
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
3.00%, 07/20/2050
(e)
947 152
3.00%, 11/20/2050
(e)
1,717 293
3.00%, 11/20/2050
(e)
2,679 420
3.00%, 12/20/2050
(e)
1,093 183
3.50%, 10/20/2049
(e)
1,579 297
4.00%, 02/20/2044
(e)
465 22
4.00%, 04/20/2044
(e)
357 22
4.00%, 01/20/2046
(e)
188 9
J.P. Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(c),(d)
1,532 1,538
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(d)
103 91
JP Morgan Mortgage Trust 2017-3
3.78%, 08/25/2047
(c),(d)
434 393
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(c),(d)
1,320 1,322
JP Morgan Mortgage Trust 2024-1
6.00%, 06/25/2054
(c),(d)
744 744
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(c),(d)
696 686
New Residential Mortgage Loan Trust 2015-2
5.34%, 08/25/2055
(c),(d)
543 535
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(d)
84 81
Sequoia Mortgage Trust 2017-3
3.76%, 04/25/2047
(c),(d)
344 315
Sequoia Mortgage Trust 2023-4
6.00%, 11/25/2053
(c),(d)
1,222 1,223
Sequoia Mortgage Trust 2024-1
6.00%, 01/25/2054
(c),(d)
724 725
Sequoia Mortgage Trust 2024-5
6.00%, 06/25/2054
(c),(d)
843 844
$ 14,435
Other Asset Backed Securities - 0 .78%
MMAF Equipment Finance LLC 2019-B
2.07%, 07/13/2026
(c)
273 271
Verizon Master Trust
4.89%, 04/13/2028 600 600
$ 871
TOTAL BONDS $ 31,880
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 90 .76%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 3 .73%
3.00%, 03/01/2037 $ 125 $ 115
3.00%, 05/01/2043 292 258
3.00%, 10/01/2046 353 309
3.50%, 02/01/2032 283 273
3.50%, 07/01/2042 741 676
3.50%, 02/01/2044 277 250
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 07/01/2042 $ 347 $ 327
4.00%, 01/01/2043 331 312
4.00%, 06/01/2043 365 341
4.00%, 10/01/2045 447 420
4.50%, 11/01/2043 314 303
5.00%, 10/01/2025 5 5
5.00%, 02/01/2033 37 37
5.00%, 06/01/2033 64 65
5.00%, 01/01/2034 136 136
5.00%, 07/01/2035 3 3
5.00%, 07/01/2035 33 32
5.00%, 07/01/2035 7 7
5.00%, 10/01/2035 12 12
5.50%, 03/01/2033 33 33
5.50%, 04/01/2038 2 2
5.50%, 05/01/2038 9 9
6.00%, 05/01/2031 3 3
6.00%, 12/01/2031 3 3
6.00%, 11/01/2033 16 17
6.00%, 09/01/2034 15 15
6.00%, 02/01/2035 8 8
6.00%, 10/01/2036 16 16
6.00%, 03/01/2037 19 19
6.00%, 01/01/2038 29 30
6.00%, 04/01/2038 15 15
6.50%, 01/01/2028 1 1
6.50%, 03/01/2028 1 1
6.50%, 10/01/2028 3 3
6.50%, 11/01/2028 1 1
6.50%, 12/01/2028 2 2
6.50%, 03/01/2029 1 1
6.50%, 07/01/2031 12 12
6.50%, 08/01/2031 2 2
6.50%, 10/01/2031 5 5
6.50%, 10/01/2031 2 2
6.50%, 12/01/2031 4 4
6.50%, 02/01/2032 4 4
6.50%, 05/01/2032 10 10
7.00%, 09/01/2027 1 1
7.00%, 01/01/2028 3 4
7.00%, 04/01/2028 3 3
7.00%, 05/01/2028 1 1
7.00%, 10/01/2031 2 2
7.00%, 10/01/2031 4 4
7.00%, 04/01/2032 15 16
7.35%, 09/01/2032 3 3
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.23%
7.50%, 10/01/2030 2 2
7.50%, 02/01/2031 2 2
7.50%, 02/01/2031 1 1
8.00%, 10/01/2030 3 3
8.50%, 07/01/2029 9 9
$ 4,150
Federal National Mortgage Association (FNMA) - 0 .13%
5.50%, 05/01/2033 6 6
6.00%, 05/01/2037 94 95
6.02%, 12/01/2032 6 6
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.30%, 12/01/2033 17 17
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.70%
6.50%, 08/01/2025 1 1
6.50%, 11/01/2032 7 7
7.00%, 08/01/2028 3 3
7.00%, 12/01/2028 4 4
$ 139

Schedule of Investments
Government & High Quality Bond Account
December 31, 2024
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 56 .55%
2.00%, 10/01/2050 $ 712 $ 562
2.00%, 11/01/2051 1,603 1,268
2.00%, 11/01/2051 1,245 974
2.00%, 12/01/2051 2,435 1,926
2.00%, 12/01/2051 2,462 1,950
2.00%, 01/01/2052 1,661 1,311
2.00%, 01/01/2052 2,020 1,603
2.00%, 02/01/2052 1,903 1,504
2.00%, 03/01/2052 1,682 1,316
2.50%, 02/01/2051 2,348 1,956
2.50%, 07/01/2051 3,060 2,527
2.50%, 12/01/2051 2,029 1,696
2.50%, 04/01/2052 4,385 3,658
3.00%, 08/01/2031 379 364
3.00%, 12/01/2034 324 305
3.00%, 10/01/2036 237 218
3.00%, 10/01/2042 650 573
3.00%, 10/01/2046 444 386
3.00%, 11/01/2046 842 730
3.00%, 01/01/2050 826 712
3.00%, 07/01/2050 784 674
3.00%, 08/01/2050 606 522
3.00%, 09/01/2050 1,000 862
3.00%, 03/01/2052 518 446
3.00%, 06/01/2052 1,691 1,451
3.50%, 08/01/2031 214 208
3.50%, 06/01/2039 171 158
3.50%, 11/01/2042 494 450
3.50%, 02/01/2043 220 201
3.50%, 03/01/2045 229 209
3.50%, 09/01/2045 337 306
3.50%, 11/01/2048 952 865
3.50%, 08/01/2050 822 742
3.50%, 06/01/2052 892 794
4.00%, 01/01/2034 157 152
4.00%, 10/01/2037 227 218
4.00%, 02/01/2041 487 458
4.00%, 02/01/2042 312 294
4.00%, 10/01/2043 107 101
4.00%, 08/01/2044 222 208
4.00%, 10/01/2044 633 595
4.00%, 11/01/2044 218 205
4.00%, 08/01/2045 310 291
4.00%, 08/01/2046 558 520
4.00%, 07/01/2047 446 419
4.00%, 07/01/2052 366 335
4.50%, 08/01/2039 594 576
4.50%, 10/01/2043 372 356
4.50%, 09/01/2045 252 242
4.50%, 10/01/2045 369 356
4.50%, 11/01/2045 584 563
4.50%, 08/01/2052 845 799
5.00%, 05/01/2033 373 372
5.00%, 04/01/2035 37 37
5.00%, 04/01/2035 39 39
5.00%, 07/01/2035 2 2
5.00%, 02/01/2038 161 159
5.00%, 02/01/2040 478 481
5.00%, 07/01/2041 349 347
5.00%, 09/01/2052 784 762
5.00%, 04/01/2053 1,775 1,727
5.00%, 11/01/2054 973 944
5.00%, 01/01/2055
(f)
2,915 2,813
5.50%, 06/01/2033 19 19
5.50%, 03/01/2038 37 38
5.50%, 07/01/2053 946 939
5.50%, 11/01/2053 1,114 1,106
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 11/01/2053 $ 924 $ 921
5.50%, 05/01/2054 852 846
5.50%, 10/01/2054 1,323 1,316
5.50%, 01/01/2055
(f)
2,835 2,797
6.00%, 11/01/2028 6 6
6.00%, 12/01/2031 1 1
6.00%, 01/01/2033 16 17
6.00%, 07/01/2037 43 45
6.00%, 11/01/2037 3 3
6.00%, 12/01/2037 1 1
6.00%, 03/01/2038 29 30
6.00%, 04/01/2054 853 867
6.00%, 06/01/2054 617 627
6.00%, 09/01/2054 606 614
6.00%, 01/01/2055
(f)
2,880 2,893
6.50%, 03/01/2029 2 2
6.50%, 06/01/2031 6 7
6.50%, 01/01/2032 2 2
6.50%, 08/01/2032 3 3
6.50%, 02/01/2033 4 5
6.50%, 12/01/2036 8 9
6.50%, 07/01/2037 9 10
6.50%, 02/01/2038 12 12
6.50%, 01/01/2055
(f)
2,000 2,041
7.00%, 10/01/2029 2 3
7.00%, 05/01/2031 2 2
7.00%, 11/01/2031 4 4
8.00%, 06/01/2030 1 1
$ 62,985
Government National Mortgage Association (GNMA) - 25 .07%
2.00%, 01/20/2051 1,350 1,081
2.00%, 02/20/2051 980 785
2.50%, 06/20/2050 2,298 1,928
3.00%, 11/15/2042 268 239
3.00%, 12/15/2042 599 533
3.00%, 02/15/2043 631 562
3.00%, 05/15/2043 746 664
3.00%, 02/20/2047 361 317
3.00%, 08/20/2047 214 188
3.50%, 01/15/2043 464 427
3.50%, 05/15/2043 479 440
3.50%, 06/20/2043 295 266
3.50%, 04/20/2045 222 201
3.50%, 06/20/2046 39 35
3.50%, 02/20/2047 396 359
3.50%, 11/20/2047 269 250
4.00%, 08/15/2041 267 252
4.00%, 07/20/2047 276 264
4.00%, 01/20/2048 971 906
4.00%, 04/20/2052 775 715
4.50%, 07/15/2040 146 141
4.50%, 08/20/2048 886 849
4.50%, 01/20/2055
(f)
4,465 4,220
5.00%, 09/15/2033 2 2
5.00%, 09/15/2039 12 12
5.00%, 12/20/2052 2,258 2,197
5.00%, 01/20/2055
(f)
3,175 3,080
5.50%, 11/15/2033 16 16
5.50%, 05/20/2035 40 41
5.50%, 01/20/2055
(f)
5,265 5,221
6.00%, 04/20/2026 1 1
6.00%, 05/20/2026 1 1
6.00%, 06/20/2028 3 3
6.00%, 07/20/2028 1 1
6.00%, 02/20/2029 1 1
6.00%, 03/20/2029 3 3
6.00%, 07/20/2029 3 3

Schedule of Investments
Government & High Quality Bond Account
December 31, 2024
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.00%, 07/20/2033 $ 37 $ 38
6.00%, 01/20/2055
(f)
1,590 1,600
6.50%, 12/20/2025 1 1
6.50%, 02/20/2026 1 1
6.50%, 03/20/2031 3 3
6.50%, 04/20/2031 3 3
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 1 1
7.00%, 03/15/2028 25 25
7.00%, 01/15/2029 5 5
7.00%, 03/15/2029 2 2
7.00%, 05/15/2031 2 2
7.00%, 09/15/2031 13 13
7.00%, 06/15/2032 26 27
$ 27,926
U.S. Treasury Bill - 5 .28%
4.26%, 01/30/2025
(g)
2,500 2,492
4.49%, 01/21/2025
(g)
3,400 3,392
$ 5,884
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 101,084
Total Investments $ 135,725
Other Assets and Liabilities -  (21.87)% (24,351)
TOTAL NET ASSETS - 100.00% $ 111,374
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $11,780 or 10.58% of net assets.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security is an Interest Only Strip.
(f) Security was purchased in a "to-be-announced" ("TBA") transaction.
(g) Rate shown is the discount rate of the original purchase.
Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.37% $ 1,693 $ 48,973 $ 47,905 $ 2,761
$ 1,693 $ 48,973 $ 47,905 $ 2,761
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.37% $ 150 $ — $ — $ —
$ 150 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2025 Short 4 $ 435 $ 4
US 2 Year Note; March 2025 Short 21 4,318 (2)
US 5 Year Note; March 2025 Short 55 5,846 42
US Long Bond; March 2025 Long 37 4,212 (96)
Total $ (52)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Growth Account I
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 2 .22 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .33%
iShares Russell 1000 Growth ETF 5,300 $ 2,128
Money Market Funds - 1 .89%
BlackRock Liquidity FedFund - Institutional Class
4.34%
(a),(b)
21,146 21
Principal Government Money Market Fund - Class
R-6 4.37%
(a),(c)
12,205,843 12,206
$ 12,227
TOTAL INVESTMENT COMPANIES $ 14,355
CONVERTIBLE PREFERRED STOCKS
- 0 .08 % Shares Held Value (000's)
Automobile Manufacturers - 0 .03%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
2,489 $ 200
Chemicals - 0 .01%
Sila Nano Series F 0.00%
(d),(e),(f)
4,929 96
Software - 0 .04%
Nuro - Series C 0.00%
(d),(e),(f)
17,442 125
Rappi Inc - Series E 0.00%
(d),(e),(f)
5,133 112
$ 237
TOTAL CONVERTIBLE PREFERRED STOCKS $ 533
COMMON STOCKS - 96 .95 % Shares Held Value (000's)
Advertising - 0 .75%
Trade Desk Inc/The
(d)
40,981 $ 4,816
Aerospace & Defense - 1 .87%
Boeing Co/The
(d)
11,915 2,109
General Electric Co 775 129
HEICO Corp 145 34
HEICO Corp - Class A 269 50
Howmet Aerospace Inc 21,823 2,387
Loar Holdings Inc
(d)
96 7
Lockheed Martin Corp 226 110
Spirit AeroSystems Holdings Inc
(d)
35 1
Standardaero Inc
(d),(g)
78 2
TransDigm Group Inc 5,698 7,221
$ 12,050
Airlines - 0 .00%
American Airlines Group Inc
(d)
117 2
Apparel - 0 .05%
Crocs Inc
(d)
38 4
Deckers Outdoor Corp
(d)
500 102
NIKE Inc 2,432 184
Skechers USA Inc
(d)
32 2
$ 292
Automobile Manufacturers - 0 .58%
Tesla Inc
(d)
9,243 3,733
Automobile Parts & Equipment - 0 .08%
Aurora Innovation Inc
(d)
76,360 481
Banks - 0 .05%
Goldman Sachs Group Inc/The 275 157
Morgan Stanley 227 29
NU Holdings Ltd/Cayman Islands
(d)
10,521 109
Popular Inc 17 2
$ 297
Beverages - 0 .17%
Boston Beer Co Inc/The
(d)
5 2
Celsius Holdings Inc
(d)
586 15
Coca-Cola Co/The 7,384 460
Monster Beverage Corp
(d)
1,904 100
PepsiCo Inc 3,610 549
$ 1,126
Biotechnology - 0 .53%
Alnylam Pharmaceuticals Inc
(d)
380 89
Amgen Inc 1,386 361
Apellis Pharmaceuticals Inc
(d)
348 11
Argenx SE ADR
(d)
3,371 2,073
Exelixis Inc
(d)
801 27
Incyte Corp
(d)
28 2
Intra-Cellular Therapies Inc
(d)
336 28
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Ionis Pharmaceuticals Inc
(d)
531 $ 19
Legend Biotech Corp ADR
(d)
17,674 575
Regeneron Pharmaceuticals Inc
(d)
30 21
Sarepta Therapeutics Inc
(d)
295 36
Ultragenyx Pharmaceutical Inc
(d)
314 13
Vertex Pharmaceuticals Inc
(d)
429 173
Viking Therapeutics Inc
(d)
367 15
$ 3,443
Building Materials - 0 .69%
AAON Inc 226 27
Armstrong World Industries Inc 57 8
AZEK Co Inc/The
(d)
355 17
Builders FirstSource Inc
(d)
44 6
Eagle Materials Inc 88 22
Lennox International Inc 105 64
Louisiana-Pacific Corp 146 15
Martin Marietta Materials Inc 13 7
Simpson Manufacturing Co Inc 9 1
Trane Technologies PLC 11,383 4,204
Trex Co Inc
(d)
353 24
Vulcan Materials Co 112 29
$ 4,424
Chemicals - 0 .07%
Celanese Corp 104 7
Chemours Co/The 31 1
Ecolab Inc 718 168
RPM International Inc 96 12
Sherwin-Williams Co/The 710 241
$ 429
Commercial Services - 3 .20%
Affirm Holdings Inc
(d)
5,816 354
Automatic Data Processing Inc 1,265 370
Avis Budget Group Inc
(d)
16 1
Block Inc
(d)
771 66
Booz Allen Hamilton Holding Corp 423 54
Bright Horizons Family Solutions Inc
(d)
31 3
Cintas Corp 40,157 7,337
Corpay Inc
(d)
226 76
Equifax Inc 9,358 2,384
Grand Canyon Education Inc
(d)
34 6
H&R Block Inc 96 5
Moody's Corp 524 248
Morningstar Inc 86 29
Paylocity Holding Corp
(d)
144 29
Quanta Services Inc 146 46
Rollins Inc 921 43
S&P Global Inc 18,757 9,342
Shift4 Payments Inc
(d)
202 21
Toast Inc
(d)
1,504 55
TransUnion 38 4
U-Haul Holding Co 153 10
U-Haul Holding Co
(d)
11 1
United Rentals Inc 53 37
Valvoline Inc
(d)
455 16
Verisk Analytics Inc 471 130
WEX Inc
(d)
10 2
WillScot Holdings Corp
(d)
191 6
$ 20,675
Computers - 6 .34%
Apple Inc 160,154 40,106
Crowdstrike Holdings Inc
(d)
765 262
Dell Technologies Inc 154 18
EPAM Systems Inc
(d)
9 2
Fortinet Inc
(d)
1,702 161
Gartner Inc
(d)
251 121
Globant SA
(d)
105 22
HP Inc 766 25
KBR Inc 29 2
NetApp Inc 300 35

Schedule of Investments
LargeCap Growth Account I
December 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Pure Storage Inc
(d)
886 $ 54
Super Micro Computer Inc
(d)
1,625 49
Zscaler Inc
(d)
309 56
$ 40,913
Consumer Products - 0 .02%
Avery Dennison Corp 106 20
Clorox Co/The 411 66
Kimberly-Clark Corp 456 60
$ 146
Cosmetics & Personal Care - 0 .07%
Colgate-Palmolive Co 1,476 134
elf Beauty Inc
(d)
178 22
Estee Lauder Cos Inc/The 286 22
Procter & Gamble Co/The 1,746 293
$ 471
Distribution & Wholesale - 0 .07%
Copart Inc
(d)
2,685 154
Core & Main Inc
(d)
443 22
Fastenal Co 1,594 115
Pool Corp 122 42
SiteOne Landscape Supply Inc
(d)
62 8
WW Grainger Inc 125 132
$ 473
Diversified Financial Services - 5 .40%
Ally Financial Inc 154 6
American Express Co 699 207
Ameriprise Financial Inc 296 158
Apollo Global Management Inc 1,294 214
Ares Management Corp 615 109
Blue Owl Capital Inc 1,713 40
Charles Schwab Corp/The 24,945 1,846
Coinbase Global Inc
(d)
566 140
Credit Acceptance Corp
(d)
18 8
Houlihan Lokey Inc 11 2
Jefferies Financial Group Inc 173 14
Lazard Inc 360 18
LPL Financial Holdings Inc 246 80
Mastercard Inc 42,228 22,237
SoFi Technologies Inc
(d)
572 9
TPG Inc 74 5
Tradeweb Markets Inc 9,529 1,247
UWM Holdings Corp 108 1
Visa Inc 26,782 8,464
Western Union Co/The 128 1
XP Inc 89 1
$ 34,807
Electric - 0 .03%
Constellation Energy Corp 166 37
NRG Energy Inc 285 26
Vistra Corp 1,129 155
$ 218
Electrical Components & Equipment - 0 .58%
Generac Holdings Inc
(d)
24,109 3,738
Universal Display Corp 88 13
$ 3,751
Electronics - 0 .80%
Amphenol Corp 73,322 5,092
Honeywell International Inc 334 75
Ingram Micro Holding Corp
(d)
50 1
Jabil Inc 32 5
$ 5,173
Energy - Alternate Sources - 0 .01%
Enphase Energy Inc
(d)
431 30
Engineering & Construction - 0 .01%
Comfort Systems USA Inc 116 49
EMCOR Group Inc 61 28
TopBuild Corp
(d)
7 2
$ 79
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 0 .03%
Churchill Downs Inc 227 $ 30
DraftKings Inc
(d)
1,494 56
Light & Wonder Inc
(d)
292 25
Live Nation Entertainment Inc
(d)
521 68
Madison Square Garden Sports Corp
(d)
4 1
TKO Group Holdings Inc
(d)
38 5
Vail Resorts Inc 105 20
$ 205
Environmental Control - 0 .92%
Tetra Tech Inc 202 8
Veralto Corp 55,381 5,641
Waste Management Inc 1,330 268
$ 5,917
Food - 0 .02%
Hershey Co/The 68 12
Lamb Weston Holdings Inc 163 11
Performance Food Group Co
(d)
77 6
Pilgrim's Pride Corp
(d)
19 1
Sysco Corp 1,020 78
$ 108
Hand & Machine Tools - 0 .00%
Lincoln Electric Holdings Inc 52 10
Healthcare - Products - 5 .39%
10X Genomics Inc
(d)
249 4
Align Technology Inc
(d)
16,178 3,373
Bruker Corp 231 14
Danaher Corp 8,275 1,900
Edwards Lifesciences Corp
(d)
374 28
Exact Sciences Corp
(d)
240 14
GE HealthCare Technologies Inc 156 12
IDEXX Laboratories Inc
(d)
272 112
Inspire Medical Systems Inc
(d)
102 19
Insulet Corp
(d)
231 60
Intuitive Surgical Inc
(d)
32,611 17,022
Masimo Corp
(d)
79 13
Natera Inc
(d)
6,395 1,012
Penumbra Inc
(d)
306 72
Repligen Corp
(d)
28 4
ResMed Inc 131 30
Sonova Holding AG ADR 26,216 1,705
Stryker Corp 11,526 4,150
Waters Corp
(d)
119 44
West Pharmaceutical Services Inc 15,853 5,193
$ 34,781
Healthcare - Services - 1 .69%
Chemed Corp 6 3
Cigna Group/The 13,823 3,817
DaVita Inc
(d)
157 24
Elevance Health Inc 122 45
Fortrea Holdings Inc
(d)
30 1
HCA Healthcare Inc 153 46
IQVIA Holdings Inc
(d)
68 13
Medpace Holdings Inc
(d)
86 29
Molina Healthcare Inc
(d)
120 35
UnitedHealth Group Inc 13,673 6,916
$ 10,929
Home Furnishings - 0 .01%
SharkNinja Inc
(d)
55 5
Tempur Sealy International Inc 554 32
$ 37
Insurance - 1 .44%
Allstate Corp/The 133 26
Arthur J Gallagher & Co 60 17
Brown & Brown Inc 343 35
Equitable Holdings Inc 1,051 50
Everest Group Ltd 25 9
Kinsale Capital Group Inc 73 34
Markel Group Inc
(d)
10 17

Schedule of Investments
LargeCap Growth Account I
December 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Marsh & McLennan Cos Inc 222 $ 47
Progressive Corp/The 37,705 9,034
RLI Corp 7 1
Ryan Specialty Holdings Inc 357 23
$ 9,293
Internet - 21 .34%
Airbnb Inc
(d)
1,448 190
Alphabet Inc - A Shares 132,180 25,021
Alphabet Inc - C Shares 73,122 13,926
Amazon.com Inc
(d)
199,804 43,835
Booking Holdings Inc 1,049 5,212
CDW Corp/DE 222 39
Coupang Inc
(d)
108,266 2,380
DoorDash Inc - Class A
(d)
1,026 172
Etsy Inc
(d)
258 14
Expedia Group Inc
(d)
413 77
GoDaddy Inc
(d)
467 92
Lyft Inc
(d)
875 11
MercadoLibre Inc
(d)
866 1,473
Meta Platforms Inc 33,695 19,728
Netflix Inc
(d)
14,262 12,712
Okta Inc
(d)
251 20
Palo Alto Networks Inc
(d)
2,152 392
Pinterest Inc
(d)
1,983 57
Roku Inc
(d)
70 5
Shopify Inc
(d)
29,860 3,175
Spotify Technology SA
(d)
583 261
TripAdvisor Inc
(d)
40 1
Trump Media & Technology Group Corp
(d),(g)
149 5
Uber Technologies Inc
(d)
147,588 8,902
VeriSign Inc
(d)
19 4
$ 137,704
Iron & Steel - 0 .00%
Cleveland-Cliffs Inc
(d)
554 5
Leisure Products & Services - 0 .02%
Norwegian Cruise Line Holdings Ltd
(d)
1,452 37
Planet Fitness Inc
(d)
163 16
Royal Caribbean Cruises Ltd 272 63
YETI Holdings Inc
(d)
90 4
$ 120
Lodging - 1 .52%
Choice Hotels International Inc
(g)
78 11
Hilton Worldwide Holdings Inc 39,460 9,753
Hyatt Hotels Corp 15 2
Las Vegas Sands Corp 1,159 60
Wyndham Hotels & Resorts Inc 20 2
Wynn Resorts Ltd 21 2
$ 9,830
Machinery - Construction & Mining - 0 .04%
BWX Technologies Inc 69 8
Caterpillar Inc 230 83
Vertiv Holdings Co 1,190 135
$ 226
Machinery - Diversified - 0 .36%
Cognex Corp 22 1
Ingersoll Rand Inc 25,365 2,294
Rockwell Automation Inc 38 11
$ 2,306
Media - 0 .01%
FactSet Research Systems Inc 45 22
Liberty Broadband Corp - A Shares
(d)
12 1
Liberty Broadband Corp - C Shares
(d)
99 7
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
20 2
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
243 22
Nexstar Media Group Inc 46 7
$ 61
COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware - 0 .00%
Advanced Drainage Systems Inc 94 $ 11
Mining - 0 .00%
Southern Copper Corp 299 27
Miscellaneous Manufacturers - 0 .04%
3M Co 337 44
Axon Enterprise Inc
(d)
237 141
Carlisle Cos Inc 23 8
Illinois Tool Works Inc 366 93
$ 286
Office & Business Equipment - 0 .00%
Zebra Technologies Corp
(d)
37 14
Oil & Gas - 0 .03%
Civitas Resources Inc 114 5
EQT Corp 135 6
Hess Corp 596 79
Matador Resources Co 21 1
Permian Resources Corp 490 7
Texas Pacific Land Corp 62 69
Viper Energy Inc 110 6
Weatherford International PLC 261 19
$ 192
Oil & Gas Services - 0 .21%
Schlumberger NV 34,815 1,335
Packaging & Containers - 0 .00%
Sealed Air Corp 22 1
Pharmaceuticals - 2 .96%
AbbVie Inc 2,541 452
Becton Dickinson & Co 8,205 1,861
Cardinal Health Inc 474 56
Cencora Inc 553 124
Dexcom Inc
(d)
1,297 101
Eli Lilly & Co 10,406 8,034
McKesson Corp 185 105
Merck & Co Inc 8,440 840
Neurocrine Biosciences Inc
(d)
326 44
Zoetis Inc 45,722 7,450
$ 19,067
Pipelines - 0 .03%
Antero Midstream Corp 482 7
Cheniere Energy Inc 380 82
New Fortress Energy Inc
(g)
86 1
Targa Resources Corp 720 129
$ 219
Private Equity - 0 .08%
Blackstone Inc 2,401 414
KKR & Co Inc 640 95
$ 509
Real Estate - 1 .02%
CoStar Group Inc
(d)
91,882 6,578
Jones Lang LaSalle Inc
(d)
54 13
$ 6,591
REITs - 0 .07%
American Tower Corp 1,550 284
Equinix Inc 18 17
Iron Mountain Inc 549 58
Lamar Advertising Co 73 9
Public Storage 79 23
Simon Property Group Inc 273 47
$ 438
Retail - 3 .35%
AutoZone Inc
(d)
51 163
Burlington Stores Inc
(d)
209 60
CarMax Inc
(d)
29 2
Carvana Co
(d)
127 26
Casey's General Stores Inc 23 9
Cava Group Inc
(d)
246 28
Chipotle Mexican Grill Inc
(d)
38,768 2,337
Costco Wholesale Corp 13,641 12,498

Schedule of Investments
LargeCap Growth Account I
December 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Darden Restaurants Inc 208 $ 39
Dick's Sporting Goods Inc 18 4
Domino's Pizza Inc 43 18
Dutch Bros Inc
(d)
152 8
Ferguson Enterprises Inc 48 8
Five Below Inc
(d)
144 15
Floor & Decor Holdings Inc
(d)
128 13
Freshpet Inc
(d)
55 8
Home Depot Inc/The 2,634 1,025
Lululemon Athletica Inc
(d)
4,191 1,602
McDonald's Corp 151 44
Murphy USA Inc 60 30
O'Reilly Automotive Inc
(d)
177 210
RH
(d)
9 4
Ross Stores Inc 17,264 2,612
Starbucks Corp 2,917 266
Texas Roadhouse Inc 220 40
TJX Cos Inc/The 2,223 269
Tractor Supply Co 1,783 95
Ulta Beauty Inc
(d)
135 59
Wendy's Co/The 300 5
Williams-Sonoma Inc 245 45
Wingstop Inc 97 28
Yum! Brands Inc 354 47
$ 21,617
Semiconductors - 11 .80%
Advanced Micro Devices Inc
(d)
14,636 1,768
Applied Materials Inc 2,542 413
ASML Holding NV - NY Reg Shares 2,505 1,736
Astera Labs Inc
(d)
12 2
Broadcom Inc 15,118 3,505
Entegris Inc 18,893 1,872
KLA Corp 446 281
Lam Research Corp 4,279 309
Lattice Semiconductor Corp
(d)
391 22
Marvell Technology Inc 97,642 10,784
MKS Instruments Inc 9 1
Monolithic Power Systems Inc 155 92
NVIDIA Corp 373,120 50,106
NXP Semiconductors NV 22,104 4,594
Onto Innovation Inc
(d)
45 8
QUALCOMM Inc 3,477 534
Teradyne Inc 471 59
Texas Instruments Inc 365 69
$ 76,155
Software - 23 .05%
Adobe Inc
(d)
15,077 6,706
Appfolio Inc
(d)
79 19
AppLovin Corp
(d)
869 281
Atlassian Corp
(d)
9,969 2,426
Autodesk Inc
(d)
31,270 9,242
Bentley Systems Inc 460 21
BILL Holdings Inc
(d)
90 8
Broadridge Financial Solutions Inc 353 80
Cadence Design Systems Inc
(d)
22,578 6,784
Cloudflare Inc
(d)
989 106
Confluent Inc
(d)
824 23
Datadog Inc
(d)
987 141
Dayforce Inc
(d)
57 4
DocuSign Inc
(d)
668 60
DoubleVerify Holdings Inc
(d)
289 6
Doximity Inc
(d)
27 1
Dropbox Inc - A Shares
(d)
259 8
Duolingo Inc
(d)
121 39
Dynatrace Inc
(d)
25,626 1,393
Elastic NV
(d)
288 29
Fair Isaac Corp
(d)
1,098 2,186
Fiserv Inc
(d)
42,671 8,765
Five9 Inc
(d)
258 10
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Gitlab Inc
(d)
412 $ 23
Guidewire Software Inc
(d)
124 21
HashiCorp Inc
(d)
401 14
HubSpot Inc
(d)
3,681 2,565
Intuit Inc 28,461 17,888
Magic Leap Inc
(d),(e),(f)
371 —
Manhattan Associates Inc
(d)
202 55
Microsoft Corp 134,089 56,518
MicroStrategy Inc
(d)
34 10
MongoDB Inc
(d)
234 54
MSCI Inc 147 88
nCino Inc
(d)
180 6
Nutanix Inc
(d)
245 15
Oracle Corp 5,224 870
Palantir Technologies Inc
(d)
6,686 506
Paychex Inc 382 54
Paycom Software Inc 107 22
Paycor HCM Inc
(d)
39 1
Pegasystems Inc 149 14
Procore Technologies Inc
(d)
349 26
PTC Inc
(d)
237 44
RingCentral Inc
(d)
289 10
ROBLOX Corp
(d)
1,746 101
Salesforce Inc 2,607 872
SentinelOne Inc
(d)
156 3
ServiceNow Inc
(d)
16,401 17,387
Smartsheet Inc
(d)
440 25
Snowflake Inc - Class A
(d)
1,045 161
Stripe Inc - Class B
(d),(e),(f)
5,754 158
Synopsys Inc
(d)
505 245
Teradata Corp
(d)
341 11
Twilio Inc
(d)
108 12
Tyler Technologies Inc
(d)
119 69
UiPath Inc
(d)
1,295 16
Unity Software Inc
(d)
491 11
Veeva Systems Inc
(d)
21,276 4,474
Workday Inc
(d)
31,192 8,049
$ 148,736
Telecommunications - 0 .08%
Arista Networks Inc
(d)
3,427 379
Iridium Communications Inc 28 1
Motorola Solutions Inc 259 120
Ubiquiti Inc 5 1
$ 501
Toys, Games & Hobbies - 0 .00%
Hasbro Inc 398 22
Transportation - 0 .07%
Expeditors International of Washington Inc 87 10
Old Dominion Freight Line Inc 644 113
Saia Inc
(d)
52 24
Union Pacific Corp 969 221
XPO Inc
(d)
378 49
$ 417
TOTAL COMMON STOCKS $ 625,499
Total Investments $ 640,387
Other Assets and Liabilities -  0.75% 4,823
TOTAL NET ASSETS - 100.00% $ 645,210
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $21 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security

Schedule of Investments
LargeCap Growth Account I
December 31, 2024
See accompanying notes.

(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $19 or 0.00% of net assets.
Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.37% $ 14,881 $ 157,178 $ 159,853 $ 12,206
$ 14,881 $ 157,178 $ 159,853 $ 12,206
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.37% $ 720 $ — $ — $ —
$ 720 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 182 $ — 0.00%
Nuro - Series C   0.00% 10/30/2020 228 125 0.02%
Rappi Inc - Series E   0.00% 09/08/2020 306 112 0.02%
Sila Nano Series F   0.00% 01/07/2021 204 96 0.01%
Stripe Inc - Class B 12/17/2019 90 158 0.02%
Waymo LLC Series A-2   0.00% 05/08/2020 214 200 0.03%
Total $ 691 0.10%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2025 Long 22 $ 6,529 $ (47)
Total $ (47)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 3 .59 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .35%
iShares Core S&P 500 ETF 15,216 $ 8,958
Money Market Funds - 3 .24%
Principal Government Money Market Fund - Class
R-6 4.37%
(a),(b)
85,468,030 85,468
TOTAL INVESTMENT COMPANIES $ 94,426
COMMON STOCKS - 96 .77 % Shares Held Value (000's)
Advertising - 0 .05%
Interpublic Group of Cos Inc/The 19,065 $ 534
Omnicom Group Inc 9,985 859
$ 1,393
Aerospace & Defense - 1 .67%
Boeing Co/The
(c)
38,258 6,772
General Dynamics Corp 13,207 3,480
General Electric Co 55,389 9,238
Howmet Aerospace Inc 20,792 2,274
L3Harris Technologies Inc 9,707 2,041
Lockheed Martin Corp 10,797 5,247
Northrop Grumman Corp 7,009 3,289
RTX Corp 68,118 7,883
TransDigm Group Inc 2,878 3,647
$ 43,871
Agriculture - 0 .60%
Altria Group Inc 86,736 4,535
Archer-Daniels-Midland Co 24,470 1,236
Bunge Global SA 7,145 556
Philip Morris International Inc 79,572 9,577
$ 15,904
Airlines - 0 .18%
Delta Air Lines Inc 32,811 1,985
Southwest Airlines Co 30,698 1,032
United Airlines Holdings Inc
(c)
16,832 1,634
$ 4,651
Apparel - 0 .28%
Deckers Outdoor Corp
(c)
7,775 1,579
NIKE Inc 60,931 4,611
Ralph Lauren Corp 2,057 475
Tapestry Inc 11,925 779
$ 7,444
Automobile Manufacturers - 2 .58%
Cummins Inc 7,021 2,447
Ford Motor Co 199,765 1,978
General Motors Co 56,274 2,998
PACCAR Inc 26,833 2,791
Tesla Inc
(c)
142,923 57,718
$ 67,932
Automobile Parts & Equipment - 0 .04%
Aptiv PLC
(c)
12,028 727
BorgWarner Inc 11,192 356
$ 1,083
Banks - 4 .13%
Bank of America Corp 341,625 15,014
Bank of New York Mellon Corp/The 37,210 2,859
Citigroup Inc 96,790 6,813
Citizens Financial Group Inc 22,554 987
Fifth Third Bancorp 34,317 1,451
Goldman Sachs Group Inc/The 16,066 9,200
Huntington Bancshares Inc/OH 74,351 1,210
JPMorgan Chase & Co 144,081 34,538
KeyCorp 50,727 869
M&T Bank Corp 8,492 1,597
Morgan Stanley 63,485 7,981
Northern Trust Corp 10,145 1,040
PNC Financial Services Group Inc/The 20,307 3,916
Regions Financial Corp 46,514 1,094
State Street Corp 15,003 1,472
Truist Financial Corp 67,939 2,947
US Bancorp 79,838 3,819
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Wells Fargo & Co 170,393 $ 11,968
$ 108,775
Beverages - 1 .12%
Brown-Forman Corp - B Shares 9,320 354
Coca-Cola Co/The 198,414 12,353
Constellation Brands Inc 7,990 1,766
Keurig Dr Pepper Inc 57,616 1,851
Molson Coors Beverage Co 8,940 512
Monster Beverage Corp
(c)
35,836 1,883
PepsiCo Inc 70,214 10,677
$ 29,396
Biotechnology - 1 .01%
Amgen Inc 27,509 7,170
Biogen Inc
(c)
7,457 1,140
Corteva Inc 35,174 2,004
Gilead Sciences Inc 63,780 5,891
Incyte Corp
(c)
8,184 565
Moderna Inc
(c)
17,328 720
Regeneron Pharmaceuticals Inc
(c)
5,388 3,838
Vertex Pharmaceuticals Inc
(c)
13,180 5,308
$ 26,636
Building Materials - 0 .61%
Builders FirstSource Inc
(c)
5,889 842
Carrier Global Corp 42,703 2,915
Johnson Controls International plc 34,188 2,698
Lennox International Inc 1,639 999
Martin Marietta Materials Inc 3,128 1,616
Masco Corp 11,042 801
Mohawk Industries Inc
(c)
2,682 319
Trane Technologies PLC 11,517 4,254
Vulcan Materials Co 6,759 1,739
$ 16,183
Chemicals - 1 .14%
Air Products and Chemicals Inc 11,377 3,300
Albemarle Corp 6,015 518
Celanese Corp 5,595 387
CF Industries Holdings Inc 8,906 760
Dow Inc 35,829 1,438
DuPont de Nemours Inc 21,388 1,631
Eastman Chemical Co 5,933 542
Ecolab Inc 12,898 3,022
FMC Corp 6,389 311
International Flavors & Fragrances Inc 13,086 1,106
Linde PLC 24,369 10,203
LyondellBasell Industries NV 13,297 987
Mosaic Co/The 16,257 400
PPG Industries Inc 11,874 1,418
Sherwin-Williams Co/The 11,859 4,031
$ 30,054
Commercial Services - 1 .43%
Automatic Data Processing Inc 20,852 6,104
Cintas Corp 17,544 3,205
Corpay Inc
(c)
3,566 1,207
Equifax Inc 6,342 1,616
Global Payments Inc 13,025 1,460
MarketAxess Holdings Inc 1,930 436
Moody's Corp 7,976 3,776
PayPal Holdings Inc
(c)
51,307 4,379
Quanta Services Inc 7,553 2,387
Rollins Inc 14,376 666
S&P Global Inc 16,249 8,092
United Rentals Inc 3,359 2,366
Verisk Analytics Inc 7,227 1,991
$ 37,685
Computers - 8 .99%
Accenture PLC - Class A 31,978 11,250
Apple Inc 773,576 193,719
Cognizant Technology Solutions Corp 25,376 1,951

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Crowdstrike Holdings Inc
(c)
11,908 $ 4,074
Dell Technologies Inc 15,718 1,811
EPAM Systems Inc
(c)
2,903 679
Fortinet Inc
(c)
32,555 3,076
Gartner Inc
(c)
3,948 1,913
Hewlett Packard Enterprise Co 66,462 1,419
HP Inc 49,321 1,609
International Business Machines Corp 47,320 10,402
Leidos Holdings Inc 6,829 984
NetApp Inc 10,481 1,217
Seagate Technology Holdings PLC 10,824 934
Super Micro Computer Inc
(c)
25,773 786
Western Digital Corp
(c)
17,691 1,055
$ 236,879
Consumer Products - 0 .20%
Avery Dennison Corp 4,111 769
Church & Dwight Co Inc 12,539 1,313
Clorox Co/The 6,335 1,029
Kimberly-Clark Corp 17,067 2,237
$ 5,348
Cosmetics & Personal Care - 1 .02%
Colgate-Palmolive Co 41,813 3,801
Estee Lauder Cos Inc/The 11,945 896
Kenvue Inc 98,124 2,095
Procter & Gamble Co/The
(d)
120,524 20,206
$ 26,998
Distribution & Wholesale - 0 .31%
Copart Inc
(c)
44,865 2,575
Fastenal Co 29,319 2,108
LKQ Corp 13,305 489
Pool Corp 1,948 664
WW Grainger Inc 2,269 2,392
$ 8,228
Diversified Financial Services - 3 .80%
American Express Co 28,480 8,453
Ameriprise Financial Inc 4,964 2,643
Apollo Global Management Inc 22,875 3,778
Blackrock Inc 7,449 7,636
Capital One Financial Corp 19,524 3,481
Cboe Global Markets Inc 5,359 1,047
Charles Schwab Corp/The 76,506 5,662
CME Group Inc 18,443 4,283
Discover Financial Services 12,850 2,226
Franklin Resources Inc 15,806 321
Intercontinental Exchange Inc 29,385 4,379
Invesco Ltd 23,002 402
Mastercard Inc 41,950 22,090
Nasdaq Inc 21,179 1,637
Raymond James Financial Inc 9,364 1,454
Synchrony Financial 19,926 1,295
T Rowe Price Group Inc 11,370 1,286
Visa Inc 88,438 27,950
$ 100,023
Electric - 2 .13%
AES Corp/The 36,388 468
Alliant Energy Corp 13,132 777
Ameren Corp 13,660 1,218
American Electric Power Co Inc 27,255 2,514
CenterPoint Energy Inc 33,354 1,058
CMS Energy Corp 15,292 1,019
Consolidated Edison Inc 17,727 1,582
Constellation Energy Corp 16,007 3,581
Dominion Energy Inc 42,988 2,315
DTE Energy Co 10,599 1,280
Duke Energy Corp 39,534 4,259
Edison International 19,812 1,582
Entergy Corp 21,944 1,664
Evergy Inc 11,770 724
Eversource Energy 18,750 1,077
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Exelon Corp 51,422 $ 1,935
FirstEnergy Corp 26,251 1,044
NextEra Energy Inc 105,240 7,545
NRG Energy Inc 10,367 935
PG&E Corp 111,881 2,258
Pinnacle West Capital Corp 5,817 493
PPL Corp 37,768 1,226
Public Service Enterprise Group Inc 25,498 2,154
Sempra 32,416 2,844
Southern Co/The 56,072 4,616
Vistra Corp 17,412 2,401
WEC Energy Group Inc 16,193 1,523
Xcel Energy Inc 29,387 1,984
$ 56,076
Electrical Components & Equipment - 0 .49%
AMETEK Inc 11,837 2,134
Eaton Corp PLC 20,226 6,712
Emerson Electric Co 29,182 3,617
Generac Holdings Inc
(c)
3,045 472
$ 12,935
Electronics - 0 .88%
Allegion plc 4,448 581
Amphenol Corp 61,701 4,285
Fortive Corp 17,756 1,332
Garmin Ltd 7,862 1,622
Honeywell International Inc 33,279 7,517
Hubbell Inc 2,747 1,151
Jabil Inc 5,776 831
Keysight Technologies Inc
(c)
8,882 1,427
Mettler-Toledo International Inc
(c)
1,080 1,321
TE Connectivity PLC 15,311 2,189
Trimble Inc
(c)
12,498 883
$ 23,139
Energy - Alternate Sources - 0 .05%
Enphase Energy Inc
(c)
6,915 475
First Solar Inc
(c)
5,479 966
$ 1,441
Engineering & Construction - 0 .03%
Jacobs Solutions Inc 6,359 850
Entertainment - 0 .05%
Caesars Entertainment Inc
(c)
10,874 363
Live Nation Entertainment Inc
(c)
8,024 1,039
$ 1,402
Environmental Control - 0 .30%
Pentair PLC 8,457 851
Republic Services Inc 10,418 2,096
Veralto Corp 12,658 1,289
Waste Management Inc 18,693 3,772
$ 8,008
Food - 0 .69%
Conagra Brands Inc 24,425 678
General Mills Inc 28,412 1,812
Hershey Co/The 7,562 1,281
Hormel Foods Corp 14,874 467
J M Smucker Co/The 5,446 600
Kellanova 13,758 1,114
Kraft Heinz Co/The 45,175 1,387
Kroger Co/The 34,063 2,083
Lamb Weston Holdings Inc 7,298 488
McCormick & Co Inc/MD 12,907 984
Mondelez International Inc 68,434 4,087
Sysco Corp 25,140 1,922
The Campbell's Company 10,053 421
Tyson Foods Inc 14,630 840
$ 18,164
Forest Products & Paper - 0 .04%
International Paper Co 17,780 957

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .08%
Atmos Energy Corp 7,944 $ 1,106
NiSource Inc 23,887 878
$ 1,984
Hand & Machine Tools - 0 .06%
Snap-on Inc 2,688 913
Stanley Black & Decker Inc 7,887 633
$ 1,546
Healthcare - Products - 2 .88%
Abbott Laboratories 88,765 10,040
Agilent Technologies Inc 14,704 1,975
Align Technology Inc
(c)
3,591 749
Baxter International Inc 26,130 762
Bio-Techne Corp 8,130 586
Boston Scientific Corp
(c)
75,426 6,737
Cooper Cos Inc/The
(c)
10,193 937
Danaher Corp 32,899 7,552
Edwards Lifesciences Corp
(c)
30,185 2,235
GE HealthCare Technologies Inc 23,382 1,828
Hologic Inc
(c)
11,888 857
IDEXX Laboratories Inc
(c)
4,191 1,733
Insulet Corp
(c)
3,590 937
Intuitive Surgical Inc
(c)
18,227 9,514
Medtronic PLC 65,633 5,243
ResMed Inc 7,513 1,718
Revvity Inc 6,229 695
Solventum Corp
(c)
7,073 467
STERIS PLC 5,052 1,039
Stryker Corp 17,559 6,322
Teleflex Inc 2,377 423
Thermo Fisher Scientific Inc 19,574 10,183
Waters Corp
(c)
3,039 1,127
West Pharmaceutical Services Inc 3,707 1,214
Zimmer Biomet Holdings Inc 10,189 1,076
$ 75,949
Healthcare - Services - 1 .67%
Centene Corp
(c)
25,838 1,565
Charles River Laboratories International Inc
(c)
2,618 483
Cigna Group/The 14,236 3,931
DaVita Inc
(c)
2,309 345
Elevance Health Inc 11,870 4,379
HCA Healthcare Inc 9,334 2,802
Humana Inc 6,163 1,564
IQVIA Holdings Inc
(c)
8,825 1,734
Labcorp Holdings Inc 4,281 982
Molina Healthcare Inc
(c)
2,928 852
Quest Diagnostics Inc 5,711 862
UnitedHealth Group Inc 47,098 23,825
Universal Health Services Inc 3,005 539
$ 43,863
Home Builders - 0 .23%
DR Horton Inc 14,925 2,087
Lennar Corp - A Shares 12,222 1,667
NVR Inc
(c)
157 1,284
PulteGroup Inc 10,496 1,143
$ 6,181
Insurance - 3 .61%
Aflac Inc 25,587 2,647
Allstate Corp/The 13,550 2,612
American International Group Inc 31,922 2,324
Aon PLC 11,067 3,975
Arch Capital Group Ltd 19,187 1,772
Arthur J Gallagher & Co 12,782 3,628
Assurant Inc 2,624 560
Berkshire Hathaway Inc - Class B
(c)
93,805 42,520
Brown & Brown Inc 12,145 1,239
Chubb Ltd 19,186 5,301
Cincinnati Financial Corp 8,000 1,150
Erie Indemnity Co 1,277 526
Everest Group Ltd 2,200 797
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Globe Life Inc 4,297 $ 479
Hartford Financial Services Group Inc/The 14,836 1,623
Loews Corp 9,251 783
Marsh & McLennan Cos Inc 25,135 5,339
MetLife Inc 29,767 2,437
Principal Financial Group Inc 10,770 834
Progressive Corp/The 29,981 7,184
Prudential Financial Inc 18,220 2,160
Travelers Cos Inc/The 11,619 2,799
W R Berkley Corp 15,402 901
Willis Towers Watson PLC 5,155 1,615
$ 95,205
Internet - 12 .34%
Airbnb Inc
(c)
22,153 2,911
Alphabet Inc - A Shares 299,025 56,605
Alphabet Inc - C Shares 243,563 46,384
Amazon.com Inc
(c)
478,927 105,072
Booking Holdings Inc 1,694 8,417
CDW Corp/DE 6,821 1,187
eBay Inc 24,515 1,519
Expedia Group Inc
(c)
6,286 1,171
F5 Inc
(c)
2,974 748
Gen Digital Inc 27,751 760
GoDaddy Inc
(c)
7,185 1,418
Match Group Inc 12,851 420
Meta Platforms Inc 111,566 65,323
Netflix Inc
(c)
21,877 19,499
Palo Alto Networks Inc
(c)
33,494 6,095
Uber Technologies Inc
(c)
107,761 6,500
VeriSign Inc
(c)
4,230 876
$ 324,905
Iron & Steel - 0 .08%
Nucor Corp 12,018 1,402
Steel Dynamics Inc 7,247 827
$ 2,229
Leisure Products & Services - 0 .18%
Carnival Corp
(c)
53,158 1,325
Norwegian Cruise Line Holdings Ltd
(c)
22,504 579
Royal Caribbean Cruises Ltd 12,658 2,920
$ 4,824
Lodging - 0 .31%
Hilton Worldwide Holdings Inc 12,477 3,084
Las Vegas Sands Corp 17,811 915
Marriott International Inc/MD 11,805 3,293
MGM Resorts International
(c)
11,581 401
Wynn Resorts Ltd 4,735 408
$ 8,101
Machinery - Construction & Mining - 0 .52%
Caterpillar Inc 24,708 8,963
GE Vernova Inc 14,106 4,640
$ 13,603
Machinery - Diversified - 0 .64%
Deere & Co 13,023 5,518
Dover Corp 7,022 1,317
IDEX Corp 3,876 811
Ingersoll Rand Inc 20,626 1,866
Nordson Corp 2,781 582
Otis Worldwide Corp 20,444 1,893
Rockwell Automation Inc 5,778 1,651
Westinghouse Air Brake Technologies Corp 8,797 1,668
Xylem Inc/NY 12,434 1,443
$ 16,749
Media - 0 .89%
Charter Communications Inc
(c)
4,949 1,696
Comcast Corp - Class A 195,347 7,331
FactSet Research Systems Inc 1,945 934
Fox Corp - A Shares 11,319 550
Fox Corp - B Shares 6,752 309

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
News Corp - A Shares 19,384 $ 534
News Corp - B Shares 5,731 174
Paramount Global - Class B 30,466 319
Walt Disney Co/The 92,679 10,320
Warner Bros Discovery Inc
(c)
114,246 1,208
$ 23,375
Mining - 0 .19%
Freeport-McMoRan Inc 73,538 2,800
Newmont Corp 58,263 2,169
$ 4,969
Miscellaneous Manufacturers - 0 .60%
3M Co 27,869 3,598
A O Smith Corp 6,095 416
Axon Enterprise Inc
(c)
3,706 2,202
Illinois Tool Works Inc 13,753 3,487
Parker-Hannifin Corp 6,588 4,190
Teledyne Technologies Inc
(c)
2,385 1,107
Textron Inc 9,495 726
$ 15,726
Office & Business Equipment - 0 .04%
Zebra Technologies Corp
(c)
2,640 1,020
Oil & Gas - 2 .41%
APA Corp 18,932 437
Chevron Corp 85,532 12,389
ConocoPhillips 66,200 6,565
Coterra Energy Inc 37,699 963
Devon Energy Corp 33,617 1,100
Diamondback Energy Inc 9,564 1,567
EOG Resources Inc 28,785 3,529
EQT Corp 30,535 1,408
Exxon Mobil Corp 224,927 24,195
Hess Corp 14,145 1,881
Marathon Petroleum Corp 16,448 2,295
Occidental Petroleum Corp 34,574 1,708
Phillips 66 21,136 2,408
Texas Pacific Land Corp 965 1,067
Valero Energy Corp 16,203 1,986
$ 63,498
Oil & Gas Services - 0 .23%
Baker Hughes Co 50,641 2,077
Halliburton Co 44,960 1,223
Schlumberger NV 72,270 2,771
$ 6,071
Packaging & Containers - 0 .15%
Amcor PLC 73,969 696
Ball Corp 15,272 842
Packaging Corp of America 4,564 1,027
Smurfit WestRock PLC 25,288 1,362
$ 3,927
Pharmaceuticals - 4 .23%
AbbVie Inc 90,437 16,071
Becton Dickinson & Co 14,792 3,356
Bristol-Myers Squibb Co 103,796 5,871
Cardinal Health Inc 12,385 1,465
Cencora Inc 8,974 2,016
CVS Health Corp 64,402 2,891
Dexcom Inc
(c)
19,990 1,555
Eli Lilly & Co 40,325 31,131
Henry Schein Inc
(c)
6,381 441
Johnson & Johnson 123,215 17,819
McKesson Corp 6,497 3,703
Merck & Co Inc 129,459 12,879
Pfizer Inc 290,018 7,694
Viatris Inc 61,085 760
Zoetis Inc 23,090 3,762
$ 111,414
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .42%
Kinder Morgan Inc 98,917 $ 2,710
ONEOK Inc 29,898 3,002
Targa Resources Corp 11,160 1,992
Williams Cos Inc/The 62,385 3,376
$ 11,080
Private Equity - 0 .44%
Blackstone Inc 36,949 6,371
KKR & Co Inc 34,548 5,110
$ 11,481
Real Estate - 0 .13%
CBRE Group Inc
(c)
15,395 2,021
CoStar Group Inc
(c)
20,981 1,502
$ 3,523
REITs - 1 .90%
Alexandria Real Estate Equities Inc 7,960 777
American Tower Corp 23,914 4,386
AvalonBay Communities Inc 7,269 1,599
BXP Inc 7,443 553
Camden Property Trust 5,459 633
Crown Castle Inc 22,242 2,019
Digital Realty Trust Inc 15,956 2,829
Equinix Inc 4,937 4,655
Equity Residential 17,473 1,254
Essex Property Trust Inc 3,290 939
Extra Space Storage Inc 10,849 1,623
Federal Realty Investment Trust 3,912 438
Healthpeak Properties Inc 35,796 726
Host Hotels & Resorts Inc 35,775 627
Invitation Homes Inc 29,157 932
Iron Mountain Inc 15,019 1,579
Kimco Realty Corp 34,498 808
Mid-America Apartment Communities Inc 5,982 925
Prologis Inc 47,400 5,010
Public Storage 8,066 2,415
Realty Income Corp 44,790 2,392
Regency Centers Corp 8,361 618
SBA Communications Corp 5,503 1,122
Simon Property Group Inc 15,696 2,703
UDR Inc 15,367 667
Ventas Inc 21,468 1,264
VICI Properties Inc 53,947 1,576
Welltower Inc 30,273 3,815
Weyerhaeuser Co 37,185 1,047
$ 49,931
Retail - 4 .55%
AutoZone Inc
(c)
866 2,773
Best Buy Co Inc 10,000 858
CarMax Inc
(c)
7,928 648
Chipotle Mexican Grill Inc
(c)
69,734 4,205
Costco Wholesale Corp 22,676 20,777
Darden Restaurants Inc 6,014 1,123
Dollar General Corp 11,255 854
Dollar Tree Inc
(c)
10,343 775
Domino's Pizza Inc 1,768 742
Genuine Parts Co 7,116 831
Home Depot Inc/The 50,832 19,773
Lowe's Cos Inc 29,033 7,165
Lululemon Athletica Inc
(c)
5,781 2,211
McDonald's Corp 36,675 10,632
O'Reilly Automotive Inc
(c)
2,955 3,504
Ross Stores Inc 16,979 2,569
Starbucks Corp 58,009 5,293
Target Corp 23,577 3,187
TJX Cos Inc/The 57,721 6,973
Tractor Supply Co 27,625 1,466
Ulta Beauty Inc
(c)
2,412 1,049
Walgreens Boots Alliance Inc 36,708 343
Walmart Inc 222,140 20,070

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 14,283 $ 1,916
$ 119,737
Semiconductors - 11 .05%
Advanced Micro Devices Inc
(c)
83,049 10,032
Analog Devices Inc 25,409 5,398
Applied Materials Inc 42,190 6,861
Broadcom Inc 239,023 55,415
Intel Corp 220,723 4,426
KLA Corp 6,846 4,314
Lam Research Corp 65,849 4,756
Microchip Technology Inc 27,483 1,576
Micron Technology Inc 56,742 4,775
Monolithic Power Systems Inc 2,497 1,477
NVIDIA Corp 1,255,360 168,582
NXP Semiconductors NV 13,008 2,704
ON Semiconductor Corp
(c)
21,792 1,374
QUALCOMM Inc 56,858 8,735
Skyworks Solutions Inc 8,174 725
Teradyne Inc 8,335 1,050
Texas Instruments Inc 46,685 8,754
$ 290,954
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 2,003 378
Software - 10 .33%
Adobe Inc
(c)
22,528 10,018
Akamai Technologies Inc
(c)
7,688 735
ANSYS Inc
(c)
4,475 1,510
Autodesk Inc
(c)
11,003 3,252
Broadridge Financial Solutions Inc 5,981 1,352
Cadence Design Systems Inc
(c)
14,035 4,217
Dayforce Inc
(c)
8,071 586
Electronic Arts Inc 12,215 1,787
Fair Isaac Corp
(c)
1,247 2,483
Fidelity National Information Services Inc 27,552 2,225
Fiserv Inc
(c)
29,116 5,981
Intuit Inc 14,343 9,015
Jack Henry & Associates Inc 3,735 655
Microsoft Corp 380,492 160,377
MSCI Inc 4,011 2,407
Oracle Corp 82,251 13,706
Palantir Technologies Inc
(c)
104,901 7,934
Paychex Inc 16,393 2,299
Paycom Software Inc 2,489 510
PTC Inc
(c)
6,148 1,131
Roper Technologies Inc 5,488 2,853
Salesforce Inc 48,926 16,357
ServiceNow Inc
(c)
10,543 11,177
Synopsys Inc
(c)
7,860 3,815
Take-Two Interactive Software Inc
(c)
8,357 1,538
Tyler Technologies Inc
(c)
2,189 1,262
Workday Inc
(c)
10,899 2,812
$ 271,994
Telecommunications - 1 .78%
Arista Networks Inc
(c)
52,864 5,843
AT&T Inc 367,207 8,361
Cisco Systems Inc 203,991 12,076
Corning Inc 39,437 1,874
Juniper Networks Inc 16,943 635
Motorola Solutions Inc 8,551 3,953
T-Mobile US Inc 24,945 5,506
Verizon Communications Inc 215,435 8,615
$ 46,863
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 6,712 375
Transportation - 0 .94%
CH Robinson Worldwide Inc 6,048 625
CSX Corp 98,691 3,185
Expeditors International of Washington Inc 7,164 794
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
FedEx Corp 11,504 $ 3,236
JB Hunt Transport Services Inc 4,077 696
Norfolk Southern Corp 11,579 2,718
Old Dominion Freight Line Inc 9,616 1,696
Union Pacific Corp 31,027 7,075
United Parcel Service Inc 37,430 4,720
$ 24,745
Water - 0 .05%
American Water Works Co Inc 9,974 1,242
TOTAL COMMON STOCKS $ 2,548,897
Total Investments $ 2,643,323
Other Assets and Liabilities -  (0.36)% (9,417)
TOTAL NET ASSETS - 100.00% $ 2,633,906
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$10,369 or 0.39% of net assets.

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2024
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.37% $ 37,544 $ 667,663 $ 619,739 $ 85,468
$ 37,544 $ 667,663 $ 619,739 $ 85,468
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.37% $ 2,180 $ — $ — $ —
$ 2,180 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2025 Long 289 $ 85,772 $ (83)
Total $ (83)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 7 .84 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .40%
iShares Core S&P 500 ETF 1,016 $ 598
Money Market Funds - 7 .44%
Principal Government Money Market Fund - Class
R-6 4.37%
(a),(b)
10,999,070 10,999
TOTAL INVESTMENT COMPANIES $ 11,597
COMMON STOCKS - 92 .19 % Shares Held Value (000's)
Advertising - 0 .05%
Interpublic Group of Cos Inc/The 1,021 $ 29
Omnicom Group Inc 535 46
$ 75
Aerospace & Defense - 1 .59%
Boeing Co/The
(c)
2,046 362
General Dynamics Corp 707 186
General Electric Co 2,964 494
Howmet Aerospace Inc 1,113 122
L3Harris Technologies Inc 519 109
Lockheed Martin Corp 578 281
Northrop Grumman Corp 376 177
RTX Corp 3,645 422
TransDigm Group Inc 154 195
$ 2,348
Agriculture - 0 .58%
Altria Group Inc 4,642 243
Archer-Daniels-Midland Co 1,309 66
Bunge Global SA 383 30
Philip Morris International Inc 4,258 512
$ 851
Airlines - 0 .17%
Delta Air Lines Inc 1,757 106
Southwest Airlines Co 1,641 55
United Airlines Holdings Inc
(c)
901 88
$ 249
Apparel - 0 .27%
Deckers Outdoor Corp
(c)
417 85
NIKE Inc 3,261 247
Ralph Lauren Corp 110 25
Tapestry Inc 637 41
$ 398
Automobile Manufacturers - 2 .46%
Cummins Inc 376 131
Ford Motor Co 10,688 106
General Motors Co 3,012 161
PACCAR Inc 1,435 149
Tesla Inc
(c)
7,645 3,087
$ 3,634
Automobile Parts & Equipment - 0 .04%
Aptiv PLC
(c)
644 39
BorgWarner Inc 599 19
$ 58
Banks - 3 .93%
Bank of America Corp 18,278 803
Bank of New York Mellon Corp/The 1,992 153
Citigroup Inc 5,179 365
Citizens Financial Group Inc 1,207 53
Fifth Third Bancorp 1,837 78
Goldman Sachs Group Inc/The 860 492
Huntington Bancshares Inc/OH 3,981 65
JPMorgan Chase & Co 7,709 1,848
KeyCorp 2,713 46
M&T Bank Corp 455 86
Morgan Stanley 3,398 427
Northern Trust Corp 543 56
PNC Financial Services Group Inc/The 1,087 210
Regions Financial Corp 2,489 58
State Street Corp 803 79
Truist Financial Corp 3,636 158
US Bancorp 4,273 204
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Wells Fargo & Co 9,117 $ 640
$ 5,821
Beverages - 1 .06%
Brown-Forman Corp - B Shares 501 19
Coca-Cola Co/The 10,615 661
Constellation Brands Inc 428 95
Keurig Dr Pepper Inc 3,085 99
Molson Coors Beverage Co 479 27
Monster Beverage Corp
(c)
1,918 101
PepsiCo Inc 3,758 571
$ 1,573
Biotechnology - 0 .96%
Amgen Inc 1,472 384
Biogen Inc
(c)
398 61
Corteva Inc 1,883 107
Gilead Sciences Inc 3,412 315
Incyte Corp
(c)
437 30
Moderna Inc
(c)
926 39
Regeneron Pharmaceuticals Inc
(c)
289 206
Vertex Pharmaceuticals Inc
(c)
706 284
$ 1,426
Building Materials - 0 .59%
Builders FirstSource Inc
(c)
316 45
Carrier Global Corp 2,285 156
Johnson Controls International plc 1,830 145
Lennox International Inc 86 52
Martin Marietta Materials Inc 168 87
Masco Corp 591 43
Mohawk Industries Inc
(c)
142 17
Trane Technologies PLC 617 228
Vulcan Materials Co 362 93
$ 866
Chemicals - 1 .09%
Air Products and Chemicals Inc 609 177
Albemarle Corp 321 28
Celanese Corp 298 21
CF Industries Holdings Inc 477 41
Dow Inc 1,920 77
DuPont de Nemours Inc 1,144 87
Eastman Chemical Co 319 29
Ecolab Inc 691 162
FMC Corp 341 16
International Flavors & Fragrances Inc 699 59
Linde PLC 1,304 546
LyondellBasell Industries NV 711 53
Mosaic Co/The 873 21
PPG Industries Inc 636 76
Sherwin-Williams Co/The 635 216
$ 1,609
Commercial Services - 1 .36%
Automatic Data Processing Inc 1,116 327
Cintas Corp 939 171
Corpay Inc
(c)
191 65
Equifax Inc 338 86
Global Payments Inc 697 78
MarketAxess Holdings Inc 102 23
Moody's Corp 427 202
PayPal Holdings Inc
(c)
2,746 234
Quanta Services Inc 405 128
Rollins Inc 768 36
S&P Global Inc 870 433
United Rentals Inc 180 127
Verisk Analytics Inc 387 107
$ 2,017
Computers - 8 .57%
Accenture PLC - Class A 1,712 603
Apple Inc 41,386 10,364
Cognizant Technology Solutions Corp 1,358 104

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Crowdstrike Holdings Inc
(c)
636 $ 218
Dell Technologies Inc 840 97
EPAM Systems Inc
(c)
154 36
Fortinet Inc
(c)
1,741 165
Gartner Inc
(c)
212 103
Hewlett Packard Enterprise Co 3,557 76
HP Inc 2,640 86
International Business Machines Corp 2,531 556
Leidos Holdings Inc 366 53
NetApp Inc 561 65
Seagate Technology Holdings PLC 578 50
Super Micro Computer Inc
(c)
1,379 42
Western Digital Corp
(c)
945 56
$ 12,674
Consumer Products - 0 .19%
Avery Dennison Corp 219 41
Church & Dwight Co Inc 669 70
Clorox Co/The 338 55
Kimberly-Clark Corp 914 120
$ 286
Cosmetics & Personal Care - 0 .98%
Colgate-Palmolive Co 2,239 204
Estee Lauder Cos Inc/The 638 48
Kenvue Inc 5,249 112
Procter & Gamble Co/The 6,449 1,081
$ 1,445
Distribution & Wholesale - 0 .30%
Copart Inc
(c)
2,400 138
Fastenal Co 1,569 113
LKQ Corp 712 26
Pool Corp 105 36
WW Grainger Inc 122 128
$ 441
Diversified Financial Services - 3 .62%
American Express Co 1,524 452
Ameriprise Financial Inc 266 142
Apollo Global Management Inc 1,223 202
Blackrock Inc 397 407
Capital One Financial Corp 1,045 186
Cboe Global Markets Inc 285 56
Charles Schwab Corp/The 4,094 303
CME Group Inc 986 229
Discover Financial Services 687 119
Franklin Resources Inc 845 17
Intercontinental Exchange Inc 1,573 234
Invesco Ltd 1,231 22
Mastercard Inc 2,245 1,182
Nasdaq Inc 1,133 88
Raymond James Financial Inc 502 78
Synchrony Financial 1,067 69
T Rowe Price Group Inc 608 69
Visa Inc 4,730 1,495
$ 5,350
Electric - 2 .03%
AES Corp/The 1,947 25
Alliant Energy Corp 701 41
Ameren Corp 730 65
American Electric Power Co Inc 1,458 134
CenterPoint Energy Inc 1,785 57
CMS Energy Corp 818 55
Consolidated Edison Inc 946 84
Constellation Energy Corp 856 191
Dominion Energy Inc 2,299 124
DTE Energy Co 566 68
Duke Energy Corp 2,115 228
Edison International 1,059 85
Entergy Corp 1,173 89
Evergy Inc 629 39
Eversource Energy 1,002 58
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Exelon Corp 2,750 $ 104
FirstEnergy Corp 1,403 56
NextEra Energy Inc 5,631 404
NRG Energy Inc 555 50
PG&E Corp 5,986 121
Pinnacle West Capital Corp 310 26
PPL Corp 2,022 66
Public Service Enterprise Group Inc 1,364 115
Sempra 1,734 152
Southern Co/The 2,999 247
Vistra Corp 932 128
WEC Energy Group Inc 865 81
Xcel Energy Inc 1,571 106
$ 2,999
Electrical Components & Equipment - 0 .47%
AMETEK Inc 633 114
Eaton Corp PLC 1,083 359
Emerson Electric Co 1,562 194
Generac Holdings Inc
(c)
163 25
$ 692
Electronics - 0 .84%
Allegion plc 238 31
Amphenol Corp 3,300 229
Fortive Corp 951 71
Garmin Ltd 420 87
Honeywell International Inc 1,781 402
Hubbell Inc 147 62
Jabil Inc 310 45
Keysight Technologies Inc
(c)
476 77
Mettler-Toledo International Inc
(c)
58 71
TE Connectivity PLC 820 117
Trimble Inc
(c)
668 47
$ 1,239
Energy - Alternate Sources - 0 .05%
Enphase Energy Inc
(c)
370 25
First Solar Inc
(c)
292 52
$ 77
Engineering & Construction - 0 .03%
Jacobs Solutions Inc 341 46
Entertainment - 0 .05%
Caesars Entertainment Inc
(c)
582 20
Live Nation Entertainment Inc
(c)
428 55
$ 75
Environmental Control - 0 .29%
Pentair PLC 453 45
Republic Services Inc 558 112
Veralto Corp 676 69
Waste Management Inc 1,000 202
$ 428
Food - 0 .66%
Conagra Brands Inc 1,307 36
General Mills Inc 1,521 97
Hershey Co/The 403 68
Hormel Foods Corp 795 25
J M Smucker Co/The 290 32
Kellanova 735 59
Kraft Heinz Co/The 2,418 74
Kroger Co/The 1,821 111
Lamb Weston Holdings Inc 391 26
McCormick & Co Inc/MD 690 53
Mondelez International Inc 3,661 219
Sysco Corp 1,347 103
The Campbell's Company 539 23
Tyson Foods Inc 782 45
$ 971
Forest Products & Paper - 0 .03%
International Paper Co 950 51

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .07%
Atmos Energy Corp 424 $ 59
NiSource Inc 1,277 47
$ 106
Hand & Machine Tools - 0 .06%
Snap-on Inc 144 49
Stanley Black & Decker Inc 421 34
$ 83
Healthcare - Products - 2 .75%
Abbott Laboratories 4,749 537
Agilent Technologies Inc 786 106
Align Technology Inc
(c)
191 40
Baxter International Inc 1,398 41
Bio-Techne Corp 434 31
Boston Scientific Corp
(c)
4,036 360
Cooper Cos Inc/The
(c)
545 50
Danaher Corp 1,761 404
Edwards Lifesciences Corp
(c)
1,616 120
GE HealthCare Technologies Inc 1,251 98
Hologic Inc
(c)
635 46
IDEXX Laboratories Inc
(c)
225 93
Insulet Corp
(c)
191 50
Intuitive Surgical Inc
(c)
974 508
Medtronic PLC 3,512 281
ResMed Inc 401 92
Revvity Inc 334 37
Solventum Corp
(c)
378 25
STERIS PLC 270 56
Stryker Corp 940 338
Teleflex Inc 128 23
Thermo Fisher Scientific Inc 1,048 545
Waters Corp
(c)
163 60
West Pharmaceutical Services Inc 199 65
Zimmer Biomet Holdings Inc 546 58
$ 4,064
Healthcare - Services - 1 .59%
Centene Corp
(c)
1,383 84
Charles River Laboratories International Inc
(c)
140 26
Cigna Group/The 762 210
DaVita Inc
(c)
124 19
Elevance Health Inc 636 235
HCA Healthcare Inc 500 150
Humana Inc 329 83
IQVIA Holdings Inc
(c)
473 93
Labcorp Holdings Inc 229 52
Molina Healthcare Inc
(c)
157 46
Quest Diagnostics Inc 304 46
UnitedHealth Group Inc 2,521 1,275
Universal Health Services Inc 161 29
$ 2,348
Home Builders - 0 .22%
DR Horton Inc 799 112
Lennar Corp - A Shares 654 89
NVR Inc
(c)
8 65
PulteGroup Inc 562 61
$ 327
Insurance - 3 .44%
Aflac Inc 1,369 142
Allstate Corp/The 724 140
American International Group Inc 1,709 124
Aon PLC 593 213
Arch Capital Group Ltd 1,026 95
Arthur J Gallagher & Co 683 194
Assurant Inc 140 30
Berkshire Hathaway Inc - Class B
(c)
5,019 2,275
Brown & Brown Inc 648 66
Chubb Ltd 1,027 284
Cincinnati Financial Corp 427 61
Erie Indemnity Co 69 28
Everest Group Ltd 118 43
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Globe Life Inc 230 $ 26
Hartford Financial Services Group Inc/The 794 87
Loews Corp 495 42
Marsh & McLennan Cos Inc 1,345 286
MetLife Inc 1,593 130
Principal Financial Group Inc 577 45
Progressive Corp/The 1,605 384
Prudential Financial Inc 975 115
Travelers Cos Inc/The 622 150
W R Berkley Corp 822 48
Willis Towers Watson PLC 276 86
$ 5,094
Internet - 11 .75%
Airbnb Inc
(c)
1,186 156
Alphabet Inc - A Shares 15,998 3,028
Alphabet Inc - C Shares 13,031 2,481
Amazon.com Inc
(c)
25,621 5,621
Booking Holdings Inc 91 452
CDW Corp/DE 364 63
eBay Inc 1,312 81
Expedia Group Inc
(c)
337 63
F5 Inc
(c)
158 40
Gen Digital Inc 1,485 41
GoDaddy Inc
(c)
385 76
Match Group Inc 688 22
Meta Platforms Inc 5,969 3,495
Netflix Inc
(c)
1,171 1,044
Palo Alto Networks Inc
(c)
1,791 326
Uber Technologies Inc
(c)
5,764 348
VeriSign Inc
(c)
227 47
$ 17,384
Iron & Steel - 0 .08%
Nucor Corp 644 75
Steel Dynamics Inc 388 44
$ 119
Leisure Products & Services - 0 .17%
Carnival Corp
(c)
2,843 71
Norwegian Cruise Line Holdings Ltd
(c)
1,204 31
Royal Caribbean Cruises Ltd 676 156
$ 258
Lodging - 0 .29%
Hilton Worldwide Holdings Inc 668 165
Las Vegas Sands Corp 954 49
Marriott International Inc/MD 632 176
MGM Resorts International
(c)
620 22
Wynn Resorts Ltd 255 22
$ 434
Machinery - Construction & Mining - 0 .49%
Caterpillar Inc 1,323 480
GE Vernova Inc 754 248
$ 728
Machinery - Diversified - 0 .61%
Deere & Co 697 295
Dover Corp 376 71
IDEX Corp 207 43
Ingersoll Rand Inc 1,105 100
Nordson Corp 148 31
Otis Worldwide Corp 1,094 101
Rockwell Automation Inc 310 89
Westinghouse Air Brake Technologies Corp 471 89
Xylem Inc/NY 664 77
$ 896
Media - 0 .85%
Charter Communications Inc
(c)
265 91
Comcast Corp - Class A 10,451 392
FactSet Research Systems Inc 105 50
Fox Corp - A Shares 606 29
Fox Corp - B Shares 361 17

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
News Corp - A Shares 1,036 $ 29
News Corp - B Shares 307 9
Paramount Global - Class B 1,628 17
Walt Disney Co/The 4,959 552
Warner Bros Discovery Inc
(c)
6,115 65
$ 1,251
Mining - 0 .18%
Freeport-McMoRan Inc 3,935 150
Newmont Corp 3,118 116
$ 266
Miscellaneous Manufacturers - 0 .57%
3M Co 1,491 192
A O Smith Corp 326 22
Axon Enterprise Inc
(c)
198 118
Illinois Tool Works Inc 736 187
Parker-Hannifin Corp 353 225
Teledyne Technologies Inc
(c)
128 59
Textron Inc 509 39
$ 842
Office & Business Equipment - 0 .04%
Zebra Technologies Corp
(c)
142 55
Oil & Gas - 2 .30%
APA Corp 1,013 23
Chevron Corp 4,577 663
ConocoPhillips 3,543 351
Coterra Energy Inc 2,018 52
Devon Energy Corp 1,797 59
Diamondback Energy Inc 512 84
EOG Resources Inc 1,541 189
EQT Corp 1,632 75
Exxon Mobil Corp 12,035 1,295
Hess Corp 757 101
Marathon Petroleum Corp 881 123
Occidental Petroleum Corp 1,849 91
Phillips 66 1,131 129
Texas Pacific Land Corp 52 57
Valero Energy Corp 867 106
$ 3,398
Oil & Gas Services - 0 .22%
Baker Hughes Co 2,710 111
Halliburton Co 2,406 66
Schlumberger NV 3,868 148
$ 325
Packaging & Containers - 0 .14%
Amcor PLC 3,960 37
Ball Corp 818 45
Packaging Corp of America 243 55
Smurfit WestRock PLC 1,352 73
$ 210
Pharmaceuticals - 4 .03%
AbbVie Inc 4,839 860
Becton Dickinson & Co 791 179
Bristol-Myers Squibb Co 5,554 314
Cardinal Health Inc 663 78
Cencora Inc 479 108
CVS Health Corp 3,448 155
Dexcom Inc
(c)
1,070 83
Eli Lilly & Co 2,158 1,666
Henry Schein Inc
(c)
342 24
Johnson & Johnson 6,593 954
McKesson Corp 348 198
Merck & Co Inc 6,927 689
Pfizer Inc 15,516 412
Viatris Inc 3,270 41
Zoetis Inc 1,236 201
$ 5,962
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .40%
Kinder Morgan Inc 5,292 $ 145
ONEOK Inc 1,600 160
Targa Resources Corp 598 107
Williams Cos Inc/The 3,339 181
$ 593
Private Equity - 0 .42%
Blackstone Inc 1,976 341
KKR & Co Inc 1,848 273
$ 614
Real Estate - 0 .13%
CBRE Group Inc
(c)
824 108
CoStar Group Inc
(c)
1,122 80
$ 188
REITs - 1 .80%
Alexandria Real Estate Equities Inc 425 41
American Tower Corp 1,279 235
AvalonBay Communities Inc 388 85
BXP Inc 396 29
Camden Property Trust 291 34
Crown Castle Inc 1,189 108
Digital Realty Trust Inc 852 151
Equinix Inc 263 248
Equity Residential 934 67
Essex Property Trust Inc 175 50
Extra Space Storage Inc 579 87
Federal Realty Investment Trust 208 23
Healthpeak Properties Inc 1,916 39
Host Hotels & Resorts Inc 1,915 34
Invitation Homes Inc 1,561 50
Iron Mountain Inc 803 84
Kimco Realty Corp 1,847 43
Mid-America Apartment Communities Inc 319 49
Prologis Inc 2,537 268
Public Storage 432 129
Realty Income Corp 2,395 128
Regency Centers Corp 447 33
SBA Communications Corp 293 60
Simon Property Group Inc 839 145
UDR Inc 821 36
Ventas Inc 1,147 68
VICI Properties Inc 2,885 84
Welltower Inc 1,618 204
Weyerhaeuser Co 1,993 56
$ 2,668
Retail - 4 .33%
AutoZone Inc
(c)
46 147
Best Buy Co Inc 537 46
CarMax Inc
(c)
426 35
Chipotle Mexican Grill Inc
(c)
3,732 225
Costco Wholesale Corp 1,214 1,112
Darden Restaurants Inc 322 60
Dollar General Corp 602 46
Dollar Tree Inc
(c)
553 41
Domino's Pizza Inc 95 40
Genuine Parts Co 381 44
Home Depot Inc/The 2,720 1,058
Lowe's Cos Inc 1,554 384
Lululemon Athletica Inc
(c)
310 119
McDonald's Corp 1,963 569
O'Reilly Automotive Inc
(c)
159 189
Ross Stores Inc 909 137
Starbucks Corp 3,106 283
Target Corp 1,262 171
TJX Cos Inc/The 3,089 373
Tractor Supply Co 1,470 78
Ulta Beauty Inc
(c)
130 57
Walgreens Boots Alliance Inc 1,961 18
Walmart Inc 11,885 1,074

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 765 $ 103
$ 6,409
Semiconductors - 10 .52%
Advanced Micro Devices Inc
(c)
4,442 537
Analog Devices Inc 1,360 289
Applied Materials Inc 2,258 367
Broadcom Inc 12,787 2,964
Intel Corp 11,807 237
KLA Corp 367 231
Lam Research Corp 3,524 254
Microchip Technology Inc 1,469 84
Micron Technology Inc 3,037 256
Monolithic Power Systems Inc 134 79
NVIDIA Corp 67,160 9,019
NXP Semiconductors NV 696 145
ON Semiconductor Corp
(c)
1,167 74
QUALCOMM Inc 3,043 467
Skyworks Solutions Inc 437 39
Teradyne Inc 446 56
Texas Instruments Inc 2,499 469
$ 15,567
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 106 20
Software - 9 .84%
Adobe Inc
(c)
1,206 536
Akamai Technologies Inc
(c)
411 39
ANSYS Inc
(c)
240 81
Autodesk Inc
(c)
589 174
Broadridge Financial Solutions Inc 319 72
Cadence Design Systems Inc
(c)
750 226
Dayforce Inc
(c)
432 32
Electronic Arts Inc 654 96
Fair Isaac Corp
(c)
67 134
Fidelity National Information Services Inc 1,475 119
Fiserv Inc
(c)
1,558 320
Intuit Inc 767 482
Jack Henry & Associates Inc 199 35
Microsoft Corp
(d)
20,356 8,580
MSCI Inc 215 129
Oracle Corp 4,400 733
Palantir Technologies Inc
(c)
5,611 425
Paychex Inc 877 123
Paycom Software Inc 133 27
PTC Inc
(c)
328 60
Roper Technologies Inc 294 153
Salesforce Inc 2,618 875
ServiceNow Inc
(c)
565 599
Synopsys Inc
(c)
421 204
Take-Two Interactive Software Inc
(c)
446 82
Tyler Technologies Inc
(c)
118 68
Workday Inc
(c)
582 150
$ 14,554
Telecommunications - 1 .69%
Arista Networks Inc
(c)
2,827 312
AT&T Inc 19,645 447
Cisco Systems Inc 10,914 646
Corning Inc 2,110 100
Juniper Networks Inc 905 34
Motorola Solutions Inc 458 212
T-Mobile US Inc 1,335 295
Verizon Communications Inc 11,526 461
$ 2,507
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 358 20
Transportation - 0 .89%
CH Robinson Worldwide Inc 322 33
CSX Corp 5,280 170
Expeditors International of Washington Inc 384 43
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
FedEx Corp 616 $ 173
JB Hunt Transport Services Inc 219 37
Norfolk Southern Corp 619 145
Old Dominion Freight Line Inc 515 91
Union Pacific Corp 1,661 379
United Parcel Service Inc 2,003 253
$ 1,324
Water - 0 .04%
American Water Works Co Inc 533 66
TOTAL COMMON STOCKS $ 136,379
TOTAL PURCHASED OPTIONS - 0.22% $ 329
Total Investments $ 148,305
Other Assets and Liabilities -  (0.25)% (370)
TOTAL NET ASSETS - 100.00% $ 147,935
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$2,013 or 1.36% of net assets.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2024
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.37% $ 11,370 $ 82,303 $ 82,674 $ 10,999
$ 11,370 $ 82,303 $ 82,674 $ 10,999
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.37% $ 500 $ — $ — $ —
$ 500 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - S&P 500 Index N/A 130 $ 13 $ 5,750 .00 01/17/2025 $ 408 $ 329 $ (79)
Total $ 408 $ 329 $ (79)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - S&P 500 Index N/A 130 $ 13 $ 5,650 .00 01/17/2025 $ (286) $ (166) $ 120
Total $ (286) $ (166) $ 120
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2025 Long 12 $ 3,561 $ 1
Total $ 1
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 0 .20 % Shares Held Value (000's)
Money Market Funds - 0 .20%
BlackRock Liquidity FedFund - Institutional Class
4.34%
(a),(b)
23,399 $ 23
Principal Government Money Market Fund - Class
R-6 4.37%
(a),(c)
1,386,657 1,386
$ 1,409
TOTAL INVESTMENT COMPANIES $ 1,409
COMMON STOCKS - 99 .98 % Shares Held Value (000's)
Aerospace & Defense - 9 .51%
HEICO Corp - Class A 170,568 $ 31,739
TransDigm Group Inc 27,049 34,279
$ 66,018
Building Materials - 6 .03%
Martin Marietta Materials Inc 32,634 16,856
Vulcan Materials Co 97,311 25,031
$ 41,887
Chemicals - 0 .71%
Perimeter Solutions Inc
(d)
192,224 2,456
Sherwin-Williams Co/The 7,242 2,462
$ 4,918
Commercial Services - 1 .11%
Moody's Corp 6,060 2,869
Verisk Analytics Inc 17,442 4,804
$ 7,673
Computers - 2 .16%
Gartner Inc
(d)
31,019 15,028
Distribution & Wholesale - 5 .85%
Copart Inc
(d)
575,619 33,035
Fastenal Co 105,091 7,557
$ 40,592
Diversified Financial Services - 2 .61%
Ares Management Corp 59,075 10,458
Brookfield Asset Management Ltd 117,125 6,347
Brookfield Wealth Solutions Ltd
(d),(e)
4,182 240
LPL Financial Holdings Inc 3,199 1,045
$ 18,090
Electric - 3 .37%
Brookfield Infrastructure Partners LP 567,168 18,030
Brookfield Renewable Corp 57,893 1,602
Brookfield Renewable Partners LP 164,821 3,756
$ 23,388
Electrical Components & Equipment - 0 .70%
AMETEK Inc 26,844 4,839
Electronics - 0 .92%
Mettler-Toledo International Inc
(d)
5,243 6,416
Entertainment - 3 .27%
Liberty Media Corp-Liberty Live - A Shares
(d)
623 41
Liberty Media Corp-Liberty Live - C Shares
(d)
4,050 276
Live Nation Entertainment Inc
(d)
131,028 16,968
Vail Resorts Inc 28,860 5,410
$ 22,695
Environmental Control - 1 .15%
Veralto Corp 15,065 1,534
Waste Connections Inc 37,533 6,440
$ 7,974
Healthcare - Products - 1 .08%
IDEXX Laboratories Inc
(d)
7,494 3,098
Waters Corp
(d)
11,785 4,372
$ 7,470
Home Builders - 2 .19%
Lennar Corp - A Shares 48,975 6,679
Lennar Corp - B Shares 966 127
NVR Inc
(d)
1,028 8,408
$ 15,214
Insurance - 10 .88%
Arch Capital Group Ltd 144,634 13,357
Arthur J Gallagher & Co 26,746 7,592
Brown & Brown Inc 234,357 23,909
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Markel Group Inc
(d)
10,119 $ 17,468
Progressive Corp/The 31,250 7,488
Ryan Specialty Holdings Inc 27,378 1,756
W R Berkley Corp 68,118 3,986
$ 75,556
Internet - 0 .65%
VeriSign Inc
(d)
4,240 877
Wix.com Ltd
(d)
16,979 3,643
$ 4,520
Lodging - 5 .63%
Hilton Worldwide Holdings Inc 131,629 32,533
Hyatt Hotels Corp 41,793 6,561
$ 39,094
Machinery - Diversified - 0 .41%
Graco Inc 33,918 2,859
Media - 1 .96%
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
12,841 1,079
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
135,520 12,557
$ 13,636
Private Equity - 10 .03%
Brookfield Corp 612,994 35,217
KKR & Co Inc 232,743 34,425
$ 69,642
Real Estate - 5 .30%
CBRE Group Inc
(d)
133,785 17,565
CoStar Group Inc
(d)
268,793 19,243
$ 36,808
REITs - 0 .06%
SBA Communications Corp 2,149 438
Retail - 8 .78%
CarMax Inc
(d)
155,419 12,707
Domino's Pizza Inc 29,004 12,175
Floor & Decor Holdings Inc
(d)
22,691 2,262
O'Reilly Automotive Inc
(d)
24,736 29,332
Ross Stores Inc 29,682 4,490
$ 60,966
Semiconductors - 1 .37%
Entegris Inc 19,950 1,976
Microchip Technology Inc 131,564 7,545
$ 9,521
Software - 14 .25%
ANSYS Inc
(d)
8,287 2,795
Appfolio Inc
(d)
2,480 612
Autodesk Inc
(d)
27,633 8,167
CCC Intelligent Solutions Holdings Inc
(d)
495,501 5,812
Constellation Software Inc/Canada 4,042 12,526
Constellation Software Inc/Canada - Warrants
(d),(f)
4,165 —
Fair Isaac Corp
(d)
5,085 10,124
Jack Henry & Associates Inc 4,944 867
Lumine Group Inc
(d)
8,407 244
MSCI Inc 24,456 14,674
Procore Technologies Inc
(d)
51,899 3,889
Roper Technologies Inc 31,108 16,172
Tyler Technologies Inc
(d)
21,984 12,677
Veeva Systems Inc
(d)
49,590 10,426
$ 98,985
TOTAL COMMON STOCKS $ 694,227
Total Investments $ 695,636
Other Assets and Liabilities -  (0.18)% (1,244)
TOTAL NET ASSETS - 100.00% $ 694,392

Schedule of Investments
MidCap Account
December 31, 2024
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $23 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $23 or 0.00% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.37% $ 781 $ 147,466 $ 146,861 $ 1,386
$ 781 $ 147,466 $ 146,861 $ 1,386
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.37% $ 86 $ — $ — $ —
$ 86 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 1 .93 % Shares Held Value (000's)
Money Market Funds - 1 .93%
Principal Government Money Market Fund - Class
R-6 4.37%
(a),(b)
4,286,529 $ 4,286
TOTAL INVESTMENT COMPANIES $ 4,286
COMMON STOCKS - 98 .35 % Shares Held Value (000's)
Aerospace & Defense - 0 .60%
RTX Corp 11,411 $ 1,320
Apparel - 1 .15%
Birkenstock Holding Plc
(c)
16,151 915
Deckers Outdoor Corp
(c)
8,088 1,643
$ 2,558
Automobile Manufacturers - 2 .61%
Cummins Inc 4,953 1,727
PACCAR Inc 13,787 1,434
Tesla Inc
(c)
6,500 2,625
$ 5,786
Banks - 5 .96%
East West Bancorp Inc 13,764 1,318
JPMorgan Chase & Co 26,052 6,245
Morgan Stanley 18,963 2,384
PNC Financial Services Group Inc/The 12,787 2,466
Wintrust Financial Corp 6,327 789
$ 13,202
Beverages - 0 .20%
Monster Beverage Corp
(c)
8,595 452
Biotechnology - 1 .09%
Corteva Inc 22,226 1,266
Vertex Pharmaceuticals Inc
(c)
2,855 1,150
$ 2,416
Building Materials - 1 .83%
CRH PLC 22,411 2,074
Trane Technologies PLC 5,367 1,982
$ 4,056
Chemicals - 0 .63%
Linde PLC 3,330 1,394
Computers - 6 .74%
Apple Inc 57,006 14,275
Dell Technologies Inc 5,803 669
$ 14,944
Consumer Products - 0 .67%
Church & Dwight Co Inc 14,230 1,490
Cosmetics & Personal Care - 0 .43%
elf Beauty Inc
(c)
7,597 954
Distribution & Wholesale - 0 .24%
Pool Corp 1,546 527
Diversified Financial Services - 5 .06%
Ameriprise Financial Inc 5,258 2,800
Blackrock Inc 1,135 1,163
Nasdaq Inc 25,842 1,998
Visa Inc 16,636 5,258
$ 11,219
Electric - 1 .89%
Constellation Energy Corp 8,162 1,826
NextEra Energy Inc 24,990 1,791
Vistra Corp 4,061 560
$ 4,177
Electronics - 0 .44%
NEXTracker Inc
(c)
15,979 584
nVent Electric PLC 5,831 397
$ 981
Environmental Control - 1 .42%
Republic Services Inc 15,636 3,146
Food - 0 .61%
Hershey Co/The 3,967 672
Simply Good Foods Co/The
(c)
17,663 688
$ 1,360
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 2 .07%
Abbott Laboratories 13,129 $ 1,485
GE HealthCare Technologies Inc 14,554 1,138
Thermo Fisher Scientific Inc 3,781 1,967
$ 4,590
Healthcare - Services - 2 .54%
Chemed Corp 1,510 800
HCA Healthcare Inc 5,280 1,585
UnitedHealth Group Inc 6,395 3,235
$ 5,620
Insurance - 2 .23%
Berkshire Hathaway Inc - Class B
(c)
4,693 2,127
Marsh & McLennan Cos Inc 7,815 1,660
Progressive Corp/The 4,826 1,157
$ 4,944
Internet - 11 .87%
Airbnb Inc
(c)
3,433 451
Alphabet Inc - A Shares 45,633 8,638
Amazon.com Inc
(c)
39,075 8,573
Meta Platforms Inc 10,988 6,434
Netflix Inc
(c)
949 846
Palo Alto Networks Inc
(c)
7,504 1,365
$ 26,307
Machinery - Construction & Mining - 1 .67%
Caterpillar Inc 4,922 1,785
GE Vernova Inc 5,827 1,917
$ 3,702
Machinery - Diversified - 0 .71%
Deere & Co 3,722 1,577
Mining - 0 .25%
Cameco Corp 10,923 561
Miscellaneous Manufacturers - 1 .15%
Parker-Hannifin Corp 3,990 2,538
Oil & Gas - 3 .04%
Chevron Corp 7,669 1,111
EOG Resources Inc 12,226 1,499
Exxon Mobil Corp 22,967 2,470
Marathon Petroleum Corp 10,242 1,429
Permian Resources Corp 15,979 230
$ 6,739
Pharmaceuticals - 4 .03%
Eli Lilly & Co 3,460 2,671
McKesson Corp 4,648 2,649
Merck & Co Inc 19,093 1,899
Novartis AG ADR 17,551 1,708
$ 8,927
Private Equity - 1 .05%
KKR & Co Inc 15,654 2,315
REITs - 2 .07%
Equinix Inc 1,938 1,827
Extra Space Storage Inc 11,864 1,775
Prologis Inc 9,241 977
$ 4,579
Retail - 8 .34%
Casey's General Stores Inc 5,433 2,153
Chipotle Mexican Grill Inc
(c)
22,374 1,349
Costco Wholesale Corp 4,226 3,872
Domino's Pizza Inc 2,895 1,215
Home Depot Inc/The 3,510 1,365
Lululemon Athletica Inc
(c)
3,516 1,344
O'Reilly Automotive Inc
(c)
2,490 2,953
TJX Cos Inc/The 21,171 2,558
Tractor Supply Co 16,135 856
Williams-Sonoma Inc 4,406 816
$ 18,481

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 10 .37%
Broadcom Inc 27,052 $ 6,272
Lam Research Corp 32,529 2,349
NVIDIA Corp 92,142 12,374
Taiwan Semiconductor Manufacturing Co Ltd ADR 10,000 1,975
$ 22,970
Software - 12 .48%
Adobe Inc
(c)
2,424 1,078
Datadog Inc
(c)
6,705 958
Fair Isaac Corp
(c)
866 1,724
Fiserv Inc
(c)
8,101 1,664
Microsoft Corp 30,054 12,668
Oracle Corp 11,355 1,892
Roper Technologies Inc 1,628 846
Salesforce Inc 9,942 3,324
ServiceNow Inc
(c)
1,841 1,952
Workday Inc
(c)
5,986 1,545
$ 27,651
Telecommunications - 1 .51%
T-Mobile US Inc 15,192 3,353
Transportation - 1 .05%
Old Dominion Freight Line Inc 7,037 1,241
Union Pacific Corp 4,727 1,078
$ 2,319
Water - 0 .35%
American Water Works Co Inc 6,300 784
TOTAL COMMON STOCKS $ 217,939
Total Investments $ 222,225
Other Assets and Liabilities -  (0.28)% (625)
TOTAL NET ASSETS - 100.00% $ 221,600
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.37% $ 1,040 $ 43,434 $ 40,188 $ 4,286
$ 1,040 $ 43,434 $ 40,188 $ 4,286
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.37% $ 130 $ — $ — $ —
$ 130 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2020 Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .09%
Blue Chip Fund
(a)
168,011 $ 7,740
Core Fixed Income Fund
(a)
5,478,111 46,291
Diversified International Fund
(a)
1,035,642 13,650
Diversified Real Asset Fund
(a)
52,969 590
Global Emerging Markets Fund
(a)
58,482 1,504
High Yield Fund
(a)
1,286,940 8,635
International Small Company Fund
(a)
102,088 997
LargeCap Growth Fund I
(a)
467,478 7,746
MidCap Fund
(a)
41,306 1,844
Real Estate Securities Fund
(a)
91,626 2,576
SmallCap Fund
(a)
92,214 2,623
SmallCap S&P 600 Index Fund
(a)
12,684 326
Small-MidCap Dividend Income Fund
(a)
85,650 1,599
$ 96,121
Principal Funds, Inc. Institutional Class - 33 .91%
Equity Income Fund
(a)
173,947 6,793
High Income Fund
(a)
129,131 1,045
Inflation Protection Fund
(a)
993,814 7,483
LargeCap S&P 500 Index Fund
(a)
279,650 7,917
LargeCap Value Fund III
(a)
359,540 6,831
Short-Term Income Fund
(a)
1,606,557 19,247
$ 49,316
TOTAL INVESTMENT COMPANIES $ 145,437
Total Investments $ 145,437
Other Assets and Liabilities -  0.00% (5)
TOTAL NET ASSETS - 100.00% $ 145,432
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2020 Account
December 31, 2024
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 7,627 $ 1,511 $ 2,485 $ 7,740
Core Fixed Income Fund 47,695 9,951 10,429 46,291
Diversified International Fund 10,004 7,014 3,113 13,650
Diversified Real Asset Fund 3,457 407 3,422 590
Equity Income Fund 6,368 1,998 1,798 6,793
Global Emerging Markets Fund — 1,656 68 1,504
High Income Fund 8,891 1,904 9,862 1,045
High Yield Fund — 9,152 408 8,635
Inflation Protection Fund 8,060 1,564 2,023 7,483
International Small Company Fund 1,495 316 805 997
LargeCap Growth Fund I 7,430 3,048 2,465 7,746
LargeCap S&P 500 Index Fund 7,005 1,383 1,847 7,917
LargeCap Value Fund III 6,259 2,018 1,800 6,831
MidCap Fund 1,136 1,144 620 1,844
MidCap Growth Fund III 3,243 128 3,410 —
MidCap Value Fund I 4,256 179 4,778 —
Origin Emerging Markets Fund 2,466 187 2,903 —
Overseas Fund 5,511 244 6,008 —
Real Estate Securities Fund — 2,882 100 2,576
Short-Term Income Fund 18,471 5,390 4,856 19,247
SmallCap Fund — 2,757 148 2,623
SmallCap Growth Fund I 1,333 187 1,618 —
SmallCap S&P 600 Index Fund — 368 — 326
SmallCap Value Fund II 1,371 183 1,589 —
Small-MidCap Dividend Income Fund — 1,696 66 1,599
$ 152,078 $ 57,267 $ 66,621 $ 145,437
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 10 $ 1,006 $ 332 $ 81
Core Fixed Income Fund 1,656 (320) — (606)
Diversified International Fund 347 3 202 (258)
Diversified Real Asset Fund 67 (113) — 261
Equity Income Fund 124 365 586 (140)
Global Emerging Markets Fund 5 — — (84)
High Income Fund 484 (1,112) — 1,224
High Yield Fund 160 — — (109)
Inflation Protection Fund 247 (43) — (75)
International Small Company Fund 39 (2) — (7)
LargeCap Growth Fund I 43 (120) 1,833 (147)
LargeCap S&P 500 Index Fund 111 55 102 1,321
LargeCap Value Fund III 100 145 439 209
MidCap Fund 4 149 56 35
MidCap Growth Fund III — 445 — (406)
MidCap Value Fund I — 1,146 — (803)
Origin Emerging Markets Fund 31 (467) — 717
Overseas Fund — 1,063 — (810)
Real Estate Securities Fund 15 (1) 41 (205)
Short-Term Income Fund 709 8 — 234
SmallCap Fund 26 1 27 13
SmallCap Growth Fund I — 695 — (597)
SmallCap S&P 600 Index Fund 4 — 19 (42)
SmallCap Value Fund II — 521 — (486)
Small-MidCap Dividend Income Fund 15 — 46 (31)
$ 4,197 $ 3,424 $ 3,683 $ (711)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 70 .87%
Blue Chip Fund
(a)
479,038 $ 22,069
Core Fixed Income Fund
(a)
9,671,766 81,727
Diversified International Fund
(a)
2,964,024 39,067
Diversified Real Asset Fund
(a)
126,165 1,404
Global Emerging Markets Fund
(a)
163,890 4,215
High Yield Fund
(a)
2,033,615 13,646
International Small Company Fund
(a)
278,547 2,721
LargeCap Growth Fund I
(a)
1,334,398 22,111
MidCap Fund
(a)
118,062 5,269
Real Estate Securities Fund
(a)
191,312 5,378
SmallCap Fund
(a)
253,161 7,202
SmallCap S&P 600 Index Fund
(a)
33,926 872
Small-MidCap Dividend Income Fund
(a)
245,920 4,591
$ 210,272
Principal Funds, Inc. Institutional Class - 29 .13%
Equity Income Fund
(a)
498,857 19,480
High Income Fund
(a)
204,331 1,653
Inflation Protection Fund
(a)
1,459,279 10,989
LargeCap S&P 500 Index Fund
(a)
769,793 21,793
LargeCap Value Fund III
(a)
1,030,477 19,579
Short-Term Income Fund
(a)
1,081,376 12,955
$ 86,449
TOTAL INVESTMENT COMPANIES $ 296,721
Total Investments $ 296,721
Other Assets and Liabilities -  0.00% (6)
TOTAL NET ASSETS - 100.00% $ 296,715
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2030 Account
December 31, 2024
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 19,114 $ 5,447 $ 5,403 $ 22,069
Core Fixed Income Fund 92,919 28,364 37,775 81,727
Diversified International Fund 25,009 21,587 6,670 39,067
Diversified Real Asset Fund — 1,516 47 1,404
Equity Income Fund 16,142 6,724 3,934 19,480
Global Emerging Markets Fund — 4,618 172 4,215
High Income Fund 12,765 3,682 14,976 1,653
High Yield Fund — 14,343 527 13,646
Inflation Protection Fund — 13,887 2,592 10,989
International Small Company Fund 4,107 840 2,205 2,721
LargeCap Growth Fund I 18,620 9,789 5,371 22,111
LargeCap S&P 500 Index Fund 16,939 5,203 3,990 21,793
LargeCap Value Fund III 15,884 6,687 3,909 19,579
MidCap Fund 3,091 3,296 1,658 5,269
MidCap Growth Fund III 7,946 772 8,813 —
MidCap Value Fund I 10,692 1,102 12,711 —
Origin Emerging Markets Fund 6,205 818 7,693 —
Overseas Fund 13,330 1,199 15,261 —
Real Estate Securities Fund 6,478 1,349 2,650 5,378
Short-Term Income Fund — 15,254 2,387 12,955
SmallCap Fund — 7,747 593 7,202
SmallCap Growth Fund I 3,210 784 4,250 —
SmallCap S&P 600 Index Fund — 984 — 872
SmallCap Value Fund II 3,614 809 4,529 —
Small-MidCap Dividend Income Fund — 4,862 180 4,591
$ 276,065 $ 161,663 $ 148,296 $ 296,721
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 28 $ 204 $ 940 $ 2,707
Core Fixed Income Fund 3,182 (7) — (1,774)
Diversified International Fund 986 4 572 (863)
Diversified Real Asset Fund 7 — — (65)
Equity Income Fund 347 26 1,670 522
Global Emerging Markets Fund 14 — — (231)
High Income Fund 747 (1,095) — 1,277
High Yield Fund 250 — — (170)
Inflation Protection Fund 359 34 — (340)
International Small Company Fund 105 2 — (23)
LargeCap Growth Fund I 121 (10) 5,177 (917)
LargeCap S&P 500 Index Fund 304 62 279 3,579
LargeCap Value Fund III 282 44 1,244 873
MidCap Fund 11 34 159 506
MidCap Growth Fund III — 1,009 — (914)
MidCap Value Fund I — 2,309 — (1,392)
Origin Emerging Markets Fund 87 (868) — 1,538
Overseas Fund — 2,315 — (1,583)
Real Estate Securities Fund 142 (93) 104 294
Short-Term Income Fund 245 (1) — 89
SmallCap Fund 70 5 71 43
SmallCap Growth Fund I — 1,325 — (1,069)
SmallCap S&P 600 Index Fund 11 — 50 (112)
SmallCap Value Fund II — 1,167 — (1,061)
Small-MidCap Dividend Income Fund 42 1 131 (92)
$ 7,340 $ 6,467 $ 10,397 $ 822
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 71 .79%
Blue Chip Fund
(a)
381,793 $ 17,589
Core Fixed Income Fund
(a)
3,511,045 29,668
Diversified International Fund
(a)
2,381,674 31,392
Global Emerging Markets Fund
(a)
129,061 3,320
High Yield Fund
(a)
786,612 5,278
International Small Company Fund
(a)
236,663 2,312
LargeCap Growth Fund I
(a)
1,063,920 17,629
MidCap Fund
(a)
98,665 4,403
Real Estate Securities Fund
(a)
140,763 3,957
SmallCap Fund
(a)
207,933 5,916
SmallCap S&P 600 Index Fund
(a)
28,764 739
Small-MidCap Dividend Income Fund
(a)
202,893 3,788
$ 125,991
Principal Funds, Inc. Institutional Class - 28 .21%
Equity Income Fund
(a)
400,068 15,623
High Income Fund
(a)
75,548 611
LargeCap S&P 500 Index Fund
(a)
621,278 17,588
LargeCap Value Fund III
(a)
826,335 15,700
$ 49,522
TOTAL INVESTMENT COMPANIES $ 175,513
Total Investments $ 175,513
Other Assets and Liabilities -  0.00% (5)
TOTAL NET ASSETS - 100.00% $ 175,508
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2040 Account
December 31, 2024
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 13,879 $ 4,783 $ 3,215 $ 17,589
Core Fixed Income Fund 22,885 11,209 3,921 29,668
Diversified International Fund 18,411 17,706 3,848 31,392
Equity Income Fund 11,732 5,913 2,338 15,623
Global Emerging Markets Fund — 3,619 116 3,320
High Income Fund 4,473 1,525 5,456 611
High Yield Fund — 5,526 182 5,278
International Small Company Fund 2,989 777 1,409 2,312
LargeCap Growth Fund I 13,527 8,292 3,202 17,629
LargeCap S&P 500 Index Fund 12,856 4,468 2,474 17,588
LargeCap Value Fund III 11,561 5,886 2,342 15,700
MidCap Fund 2,672 2,509 1,248 4,403
MidCap Growth Fund III 5,435 637 6,133 —
MidCap Value Fund I 7,784 902 9,364 —
Origin Emerging Markets Fund 4,576 726 5,792 —
Overseas Fund 9,638 1,043 11,258 —
Real Estate Securities Fund 3,511 962 561 3,957
SmallCap Fund — 6,221 331 5,916
SmallCap Growth Fund I 2,388 657 3,246 —
SmallCap S&P 600 Index Fund — 834 — 739
SmallCap Value Fund II 2,578 660 3,320 —
Small-MidCap Dividend Income Fund — 4,000 129 3,788
$ 150,895 $ 88,855 $ 69,885 $ 175,513
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 22 $ 13 $ 749 $ 2,129
Core Fixed Income Fund 937 — — (505)
Diversified International Fund 797 2 465 (879)
Equity Income Fund 266 3 1,340 313
Global Emerging Markets Fund 11 — — (183)
High Income Fund 267 (246) — 315
High Yield Fund 96 — — (66)
International Small Company Fund 90 2 — (47)
LargeCap Growth Fund I 98 3 4,173 (991)
LargeCap S&P 500 Index Fund 247 13 228 2,725
LargeCap Value Fund III 228 3 1,010 592
MidCap Fund 9 38 133 432
MidCap Growth Fund III — (63) — 124
MidCap Value Fund I — 1,311 — (633)
Origin Emerging Markets Fund 67 (93) — 583
Overseas Fund — 1,364 — (787)
Real Estate Securities Fund 84 1 73 44
SmallCap Fund 59 4 60 22
SmallCap Growth Fund I — 487 — (286)
SmallCap S&P 600 Index Fund 10 — 42 (95)
SmallCap Value Fund II — 465 — (383)
Small-MidCap Dividend Income Fund 34 2 108 (85)
$ 3,322 $ 3,309 $ 8,381 $ 2,339
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .39%
Blue Chip Fund
(a)
216,032 $ 9,954
Core Fixed Income Fund
(a)
323,776 2,736
Diversified International Fund
(a)
1,343,009 17,701
Global Emerging Markets Fund
(a)
72,868 1,874
High Yield Fund
(a)
123,943 832
International Small Company Fund
(a)
131,047 1,280
LargeCap Growth Fund I
(a)
602,419 9,982
MidCap Fund
(a)
56,714 2,531
Real Estate Securities Fund
(a)
65,214 1,833
SmallCap Fund
(a)
117,345 3,338
SmallCap S&P 600 Index Fund
(a)
16,764 430
Small-MidCap Dividend Income Fund
(a)
117,240 2,189
$ 54,680
Principal Funds, Inc. Institutional Class - 33 .61%
Equity Income Fund
(a)
226,271 8,836
High Income Fund
(a)
11,475 93
LargeCap S&P 500 Index Fund
(a)
348,973 9,879
LargeCap Value Fund III
(a)
467,087 8,875
$ 27,683
TOTAL INVESTMENT COMPANIES $ 82,363
Total Investments $ 82,363
Other Assets and Liabilities -  0.00% (4)
TOTAL NET ASSETS - 100.00% $ 82,359
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2050 Account
December 31, 2024
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 7,679 $ 2,774 $ 1,723 $ 9,954
Core Fixed Income Fund 2,057 1,612 888 2,736
Diversified International Fund 10,173 10,316 2,296 17,701
Equity Income Fund 6,492 3,468 1,307 8,836
Global Emerging Markets Fund — 2,100 122 1,874
High Income Fund 710 363 991 93
High Yield Fund — 907 65 832
International Small Company Fund 1,627 465 790 1,280
LargeCap Growth Fund I 7,493 4,715 1,729 9,982
LargeCap S&P 500 Index Fund 7,037 2,616 1,341 9,879
LargeCap Value Fund III 6,378 3,431 1,306 8,875
MidCap Fund 1,491 1,470 706 2,531
MidCap Growth Fund III 2,974 395 3,398 —
MidCap Value Fund I 4,319 563 5,269 —
Origin Emerging Markets Fund 2,529 442 3,248 —
Overseas Fund 5,358 604 6,294 —
Real Estate Securities Fund 1,632 466 296 1,833
SmallCap Fund — 3,590 278 3,338
SmallCap Growth Fund I 1,327 376 1,819 —
SmallCap S&P 600 Index Fund — 486 — 430
SmallCap Value Fund II 1,431 380 1,863 —
Small-MidCap Dividend Income Fund — 2,380 145 2,189
$ 70,707 $ 43,919 $ 35,874 $ 82,363
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 13 $ 3 $ 435 $ 1,221
Core Fixed Income Fund 80 (15) — (30)
Diversified International Fund 449 (3) 258 (489)
Equity Income Fund 153 — 781 183
Global Emerging Markets Fund 6 — — (104)
High Income Fund 38 (27) — 38
High Yield Fund 16 — — (10)
International Small Company Fund 50 11 — (33)
LargeCap Growth Fund I 55 11 2,327 (508)
LargeCap S&P 500 Index Fund 137 24 126 1,543
LargeCap Value Fund III 127 — 561 372
MidCap Fund 5 15 79 261
MidCap Growth Fund III — (198) — 227
MidCap Value Fund I — 674 — (287)
Origin Emerging Markets Fund 38 (108) — 385
Overseas Fund — 776 — (444)
Real Estate Securities Fund 40 1 34 30
SmallCap Fund 32 7 33 19
SmallCap Growth Fund I — 210 — (94)
SmallCap S&P 600 Index Fund 6 — 25 (56)
SmallCap Value Fund II — 210 — (158)
Small-MidCap Dividend Income Fund 20 — 65 (46)
$ 1,265 $ 1,591 $ 4,724 $ 2,020
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .24%
Blue Chip Fund
(a)
77,103 $ 3,552
Core Fixed Income Fund
(a)
97,249 822
Diversified International Fund
(a)
487,812 6,429
Global Emerging Markets Fund
(a)
26,984 694
High Yield Fund
(a)
39,286 264
International Small Company Fund
(a)
50,592 494
LargeCap Growth Fund I
(a)
215,085 3,565
MidCap Fund
(a)
20,042 895
Real Estate Securities Fund
(a)
23,777 668
SmallCap Fund
(a)
44,134 1,256
SmallCap S&P 600 Index Fund
(a)
5,537 142
Small-MidCap Dividend Income Fund
(a)
42,282 789
$ 19,570
Principal Funds, Inc. Institutional Class - 33 .77%
Equity Income Fund
(a)
81,883 3,198
High Income Fund
(a)
2,983 24
LargeCap S&P 500 Index Fund
(a)
125,297 3,547
LargeCap Value Fund III
(a)
168,914 3,209
$ 9,978
TOTAL INVESTMENT COMPANIES $ 29,548
Total Investments $ 29,548
Other Assets and Liabilities -  (0.01)% (4)
TOTAL NET ASSETS - 100.00% $ 29,544
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2060 Account
December 31, 2024
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 2,296 $ 1,360 $ 478 $ 3,552
Core Fixed Income Fund 639 471 274 822
Diversified International Fund 3,096 4,219 669 6,429
Equity Income Fund 1,979 1,554 368 3,198
Global Emerging Markets Fund — 755 24 694
High Income Fund 219 101 299 24
High Yield Fund — 283 16 264
International Small Company Fund 506 256 254 494
LargeCap Growth Fund I 2,242 2,049 480 3,565
LargeCap S&P 500 Index Fund 2,118 1,315 370 3,547
LargeCap Value Fund III 1,942 1,554 368 3,209
MidCap Fund 447 587 221 895
MidCap Growth Fund III 910 161 1,079 —
MidCap Value Fund I 1,316 230 1,666 —
Origin Emerging Markets Fund 766 179 1,032 —
Overseas Fund 1,593 262 1,962 —
Real Estate Securities Fund 499 252 89 668
SmallCap Fund — 1,309 50 1,256
SmallCap Growth Fund I 419 113 569 —
SmallCap S&P 600 Index Fund — 161 2 142
SmallCap Value Fund II 449 114 579 —
Small-MidCap Dividend Income Fund — 840 31 789
$ 21,436 $ 18,125 $ 10,880 $ 29,548
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 5 $ 2 $ 144 $ 372
Core Fixed Income Fund 23 1 — (15)
Diversified International Fund 164 — 92 (217)
Equity Income Fund 50 1 260 32
Global Emerging Markets Fund 2 — — (37)
High Income Fund 11 (10) — 13
High Yield Fund 5 — — (3)
International Small Company Fund 19 — — (14)
LargeCap Growth Fund I 19 — 817 (246)
LargeCap S&P 500 Index Fund 48 1 44 483
LargeCap Value Fund III 45 — 199 81
MidCap Fund 2 5 25 77
MidCap Growth Fund III — (56) — 64
MidCap Value Fund I — 172 — (52)
Origin Emerging Markets Fund 12 (14) — 101
Overseas Fund — 220 — (113)
Real Estate Securities Fund 13 — 13 6
SmallCap Fund 12 — 12 (3)
SmallCap Growth Fund I — 43 — (6)
SmallCap S&P 600 Index Fund 2 — 8 (17)
SmallCap Value Fund II — 37 — (21)
Small-MidCap Dividend Income Fund 7 — 21 (20)
$ 439 $ 402 $ 1,635 $ 465
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 64 .43%
Blue Chip Fund
(a)
50,502 $ 2,327
Core Fixed Income Fund
(a)
2,153,078 18,193
Diversified International Fund
(a)
314,853 4,150
Diversified Real Asset Fund
(a)
19,957 222
Global Emerging Markets Fund
(a)
17,315 445
High Yield Fund
(a)
530,060 3,557
International Small Company Fund
(a)
30,989 303
LargeCap Growth Fund I
(a)
140,578 2,329
MidCap Fund
(a)
13,193 589
Real Estate Securities Fund
(a)
33,868 952
SmallCap Fund
(a)
28,354 807
SmallCap S&P 600 Index Fund
(a)
3,750 96
Small-MidCap Dividend Income Fund
(a)
27,517 514
$ 34,484
Principal Funds, Inc. Institutional Class - 35 .57%
Equity Income Fund
(a)
52,589 2,054
High Income Fund
(a)
54,926 444
Inflation Protection Fund
(a)
411,776 3,101
LargeCap S&P 500 Index Fund
(a)
81,858 2,317
LargeCap Value Fund III
(a)
108,633 2,064
Short-Term Income Fund
(a)
756,199 9,059
$ 19,039
TOTAL INVESTMENT COMPANIES $ 53,523
Total Investments $ 53,523
Other Assets and Liabilities -  0.00% (2)
TOTAL NET ASSETS - 100.00% $ 53,521
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime Strategic Income Account
December 31, 2024
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 2,234 $ 550 $ 771 $ 2,327
Core Fixed Income Fund 18,865 4,845 5,140 18,193
Diversified International Fund 2,883 2,417 1,064 4,150
Diversified Real Asset Fund 1,309 178 1,316 222
Equity Income Fund 1,873 689 567 2,054
Global Emerging Markets Fund — 490 20 445
High Income Fund 3,756 807 4,165 444
High Yield Fund — 3,840 238 3,557
Inflation Protection Fund 3,399 783 1,030 3,101
International Small Company Fund 473 92 258 303
LargeCap Growth Fund I 2,174 1,012 764 2,329
LargeCap S&P 500 Index Fund 2,045 511 634 2,317
LargeCap Value Fund III 1,833 709 576 2,064
MidCap Fund 347 373 187 589
MidCap Growth Fund III 934 66 1,012 —
MidCap Value Fund I 1,246 92 1,440 —
Origin Emerging Markets Fund 737 70 879 —
Overseas Fund 1,590 105 1,770 —
Real Estate Securities Fund — 1,076 49 952
Short-Term Income Fund 9,377 2,366 2,799 9,059
SmallCap Fund — 843 38 807
SmallCap Growth Fund I 377 62 468 —
SmallCap S&P 600 Index Fund — 109 — 96
SmallCap Value Fund II 412 64 487 —
Small-MidCap Dividend Income Fund — 551 26 514
$ 55,864 $ 22,700 $ 25,698 $ 53,523
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 3 $ 156 $ 100 $ 158
Core Fixed Income Fund 641 (195) — (182)
Diversified International Fund 105 11 61 (97)
Diversified Real Asset Fund 24 12 — 39
Equity Income Fund 37 (11) 178 70
Global Emerging Markets Fund 1 — — (25)
High Income Fund 200 (496) — 542
High Yield Fund 66 — — (45)
Inflation Protection Fund 102 — — (51)
International Small Company Fund 12 5 — (9)
LargeCap Growth Fund I 13 (35) 551 (58)
LargeCap S&P 500 Index Fund 33 2 30 393
LargeCap Value Fund III 30 2 133 96
MidCap Fund 1 6 18 50
MidCap Growth Fund III — 129 — (117)
MidCap Value Fund I — 192 — (90)
Origin Emerging Markets Fund 9 (160) — 232
Overseas Fund — 412 — (337)
Real Estate Securities Fund 6 — 15 (75)
Short-Term Income Fund 340 (11) — 126
SmallCap Fund 8 — 8 2
SmallCap Growth Fund I — 156 — (127)
SmallCap S&P 600 Index Fund 1 — 5 (13)
SmallCap Value Fund II — 147 — (136)
Small-MidCap Dividend Income Fund 5 — 15 (11)
$ 1,637 $ 322 $ 1,114 $ 335
Amounts in thousands.

Schedule of Investments
Real Estate Securities Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 2 .36 % Shares Held Value (000's)
Money Market Funds - 2 .36%
Principal Government Money Market Fund - Class
R-6 4.37%
(a),(b)
6,030,441 $ 6,031
TOTAL INVESTMENT COMPANIES $ 6,031
COMMON STOCKS - 97 .54 % Shares Held Value (000's)
Entertainment - 0 .64%
Marriott Vacations Worldwide Corp 18,084 $ 1,624
REITs - 96 .90%
American Healthcare REIT Inc 153,977 4,376
American Homes 4 Rent 194,228 7,268
American Tower Corp 116,917 21,444
Americold Realty Trust Inc 204,812 4,383
AvalonBay Communities Inc 60,732 13,359
Broadstone Net Lease Inc 202,865 3,217
Cousins Properties Inc 147,871 4,531
Digital Realty Trust Inc 51,434 9,121
Equinix Inc 22,799 21,497
Equity LifeStyle Properties Inc 54,043 3,599
Equity Residential 93,814 6,732
Essex Property Trust Inc 17,687 5,049
Extra Space Storage Inc 80,625 12,061
Gaming and Leisure Properties Inc 102,181 4,921
Healthpeak Properties Inc 259,770 5,266
InvenTrust Properties Corp 82,427 2,484
Invitation Homes Inc 252,363 8,068
Kilroy Realty Corp 65,454 2,648
Lineage Inc 27,488 1,610
National Health Investors Inc 33,863 2,347
NETSTREIT Corp 109,338 1,547
NNN REIT Inc 61,502 2,512
Prologis Inc 127,257 13,451
Regency Centers Corp 129,028 9,539
Rexford Industrial Realty Inc 114,083 4,410
Ryman Hospitality Properties Inc 41,573 4,338
Sabra Health Care REIT Inc 286,904 4,969
Saul Centers Inc 6,320 245
SBA Communications Corp 41,938 8,547
Simon Property Group Inc 13,555 2,334
Sunstone Hotel Investors Inc 149,371 1,769
Terreno Realty Corp 56,639 3,350
Ventas Inc 245,408 14,452
VICI Properties Inc 299,083 8,736
Vornado Realty Trust 81,663 3,433
Welltower Inc 141,515 17,835
Weyerhaeuser Co 70,266 1,978
$ 247,426
TOTAL COMMON STOCKS $ 249,050
Total Investments $ 255,081
Other Assets and Liabilities -  0.10% 268
TOTAL NET ASSETS - 100.00% $ 255,349
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.37% $ 226 $ 89,985 $ 84,180 $ 6,031
$ 226 $ 89,985 $ 84,180 $ 6,031
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.37% $ 74 $ — $ — $ —
$ 74 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Money Market Funds - 0.77%
Principal Government Money Market Fund - Class
R-6 4.37%
(a),(b)
4,522,016 $ 4,522
Principal Exchange-Traded Funds - 14.28%
Principal U.S. Mega-Cap ETF
(a)
1,114,807 66,922
Principal U.S. Small-Cap ETF
(a)
323,600 16,591
$ 83,513
Principal Funds, Inc. Class R-6 - 41.32%
Blue Chip Fund
(a)
665,714 30,669
Core Fixed Income Fund
(a)
11,277,542 95,295
Diversified International Fund
(a)
1,513,745 19,951
Diversified Real Asset Fund
(a)
1,465,247 16,308
Global Emerging Markets Fund
(a)
477,783 12,289
High Yield Fund
(a)
2,280,831 15,304
International Equity Index Fund
(a)
236,588 2,598
International Small Company Fund
(a)
535,899 5,236
LargeCap Growth Fund I
(a)
1,224,534 20,291
Small-MidCap Dividend Income Fund
(a)
471,838 8,809
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,634,032 14,984
$ 241,734
Principal Funds, Inc. Institutional Class - 30.73%
Bond Market Index Fund
(a)
3,569,916 29,595
Finisterre Emerging Markets Total Return Bond
Fund
(a)
1,251,875 11,079
Inflation Protection Fund
(a)
1,529,109 11,514
LargeCap S&P 500 Index Fund
(a)
439,731 12,449
LargeCap Value Fund III
(a)
1,702,055 32,339
Overseas Fund
(a)
2,073,294 19,033
Principal Capital Appreciation Fund
(a)
645,399 53,194
Short-Term Income Fund
(a)
881,584 10,561
$ 179,764
Principal Variable Contracts Funds, Inc.  Class 1 - 12.92%
Equity Income Account
(a)
1,339,462 41,295
Government & High Quality Bond Account
(a)
908,564 7,468
MidCap Account
(a)
330,898 22,905
Real Estate Securities Account
(a)
217,091 3,947
$ 75,615
TOTAL INVESTMENT COMPANIES $ 585,148
Total Investments $ 585,148
Other Assets and Liabilities -  (0.02)% (141)
TOTAL NET ASSETS - 100.00% $ 585,007
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Balanced Portfolio
December 31, 2024
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 51,944 $ 2,008 $ 31,155 $ 30,669
Bond Market Index Fund 26,612 9,813 6,039 29,595
Core Fixed Income Fund 85,913 21,455 10,186 95,295
Diversified International Fund 22,363 3,029 5,770 19,951
Diversified Real Asset Fund 18,415 1,430 3,766 16,308
Equity Income Account 42,827 2,249 8,733 41,295
Finisterre Emerging Markets Total Return Bond Fund 7,888 4,465 1,206 11,079
Global Emerging Markets Fund — 13,018 99 12,289
Government & High Quality Bond Account 8,314 1,006 1,666 7,468
High Yield Fund 22,218 1,870 8,972 15,304
Inflation Protection Fund 10,156 2,717 1,160 11,514
International Equity Index Fund 3,005 278 677 2,598
International Small Company Fund 5,934 375 948 5,236
LargeCap Growth Fund I 20,361 5,348 5,052 20,291
LargeCap S&P 500 Index Fund 12,393 636 2,998 12,449
LargeCap Value Fund III 21,904 13,297 4,308 32,339
MidCap Account 9,607 16,414 3,937 22,905
Origin Emerging Markets Fund 12,950 203 14,357 —
Overseas Fund 17,096 7,114 2,513 19,033
Principal Capital Appreciation Fund 55,621 3,783 16,498 53,194
Principal Government Money Market Fund - Class R-6 4.37% 3,115 4,625 3,218 4,522
Principal U.S. Mega-Cap ETF 69,009 — 19,860 66,922
Principal U.S. Small-Cap ETF 16,025 — 1,323 16,591
Real Estate Securities Account 6,088 579 2,890 3,947
Short-Term Income Fund 11,181 1,375 2,129 10,561
Small-MidCap Dividend Income Fund 12,186 1,418 5,366 8,809
Spectrum Preferred and Capital Securities Income Fund 17,289 1,260 4,270 14,984
$ 590,414 $ 119,765 $ 169,096 $ 585,148
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 39 $ 21,598 $ 1,319 $ (13,726)
Bond Market Index Fund 1,029 (73) — (718)
Core Fixed Income Fund 3,336 (1,222) — (665)
Diversified International Fund 507 779 296 (450)
Diversified Real Asset Fund 446 (353) — 582
Equity Income Account 887 3,121 409 1,831
Finisterre Emerging Markets Total Return Bond Fund 629 (211) — 143
Global Emerging Markets Fund 41 (5) — (625)
Government & High Quality Bond Account 233 (66) — (120)
High Yield Fund 1,329 (110) — 298
Inflation Protection Fund 380 (138) — (61)
International Equity Index Fund 90 37 28 (45)
International Small Company Fund 205 39 — (164)
LargeCap Growth Fund I 113 (219) 4,802 (147)
LargeCap S&P 500 Index Fund 175 471 161 1,947
LargeCap Value Fund III 471 119 2,081 1,327
MidCap Account 19 763 660 58
Origin Emerging Markets Fund 195 (212) — 1,416
Overseas Fund 1,468 (3) 1,455 (2,661)
Principal Capital Appreciation Fund 372 2,445 2,363 7,843
Principal Government Money Market Fund - Class R-6 4.37% 234 — — —
Principal U.S. Mega-Cap ETF 792 4,295 — 13,478
Principal U.S. Small-Cap ETF 131 244 — 1,645
Real Estate Securities Account 143 131 184 39
Short-Term Income Fund 403 (38) — 172
Small-MidCap Dividend Income Fund 162 541 252 30
Spectrum Preferred and Capital Securities Income Fund 902 (428) — 1,133
$ 14,731 $ 31,505 $ 14,010 $ 12,560
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 0 .93%
Principal Government Money Market Fund - Class
R-6 4.37%
(a),(b)
1,524,888 $ 1,525
Principal Exchange-Traded Funds - 9 .31%
Principal U.S. Mega-Cap ETF
(a)
208,030 12,488
Principal U.S. Small-Cap ETF
(a)
53,200 2,728
$ 15,216
Principal Funds, Inc. Class R-6 - 47 .89%
Blue Chip Fund
(a)
148,579 6,845
Core Fixed Income Fund
(a)
5,328,926 45,030
Diversified International Fund
(a)
291,834 3,846
Diversified Real Asset Fund
(a)
326,374 3,633
Global Emerging Markets Fund
(a)
93,396 2,402
High Yield Fund
(a)
693,564 4,654
International Equity Index Fund
(a)
64,550 709
International Small Company Fund
(a)
88,160 861
LargeCap Growth Fund I
(a)
124,127 2,057
Small-MidCap Dividend Income Fund
(a)
149,295 2,787
Spectrum Preferred and Capital Securities Income
Fund
(a)
589,766 5,408
$ 78,232
Principal Funds, Inc. Institutional Class - 30 .88%
Bond Market Index Fund
(a)
1,807,739 14,986
Finisterre Emerging Markets Total Return Bond
Fund
(a)
849,113 7,515
Inflation Protection Fund
(a)
810,654 6,104
LargeCap S&P 500 Index Fund
(a)
85,557 2,422
LargeCap Value Fund III
(a)
150,861 2,866
Overseas Fund
(a)
269,897 2,478
Principal Capital Appreciation Fund
(a)
117,129 9,654
Short-Term Income Fund
(a)
368,747 4,417
$ 50,442
Principal Variable Contracts Funds, Inc.  Class 1 - 11 .01%
Equity Income Account
(a)
324,068 9,991
Government & High Quality Bond Account
(a)
482,709 3,968
MidCap Account
(a)
41,950 2,904
Real Estate Securities Account
(a)
62,005 1,127
$ 17,990
TOTAL INVESTMENT COMPANIES $ 163,405
Total Investments $ 163,405
Other Assets and Liabilities -  (0.02)% (38)
TOTAL NET ASSETS - 100.00% $ 163,367
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Conservative Balanced Portfolio
December 31, 2024
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 9,567 $ 799 $ 5,012 $ 6,845
Bond Market Index Fund 18,015 3,910 6,606 14,986
Core Fixed Income Fund 41,677 9,885 5,654 45,030
Diversified International Fund 4,126 474 812 3,846
Diversified Real Asset Fund 4,602 181 1,198 3,633
Equity Income Account 10,315 1,210 2,734 9,991
Finisterre Emerging Markets Total Return Bond Fund 3,827 4,556 788 7,515
Global Emerging Markets Fund — 2,535 12 2,402
Government & High Quality Bond Account 3,976 863 771 3,968
High Yield Fund 7,009 860 3,276 4,654
Inflation Protection Fund 6,077 1,238 1,104 6,104
International Equity Index Fund 863 160 314 709
International Small Company Fund 1,012 149 280 861
LargeCap Growth Fund I 2,047 640 585 2,057
LargeCap S&P 500 Index Fund 2,538 298 915 2,422
LargeCap Value Fund III 2,029 1,356 671 2,866
MidCap Account 1,705 3,011 1,894 2,904
Origin Emerging Markets Fund 2,264 25 2,514 —
Overseas Fund 1,680 1,599 484 2,478
Principal Capital Appreciation Fund 10,080 1,501 3,765 9,654
Principal Government Money Market Fund - Class R-6 4.37% 1,227 784 486 1,525
Principal U.S. Mega-Cap ETF 13,375 — 4,234 12,488
Principal U.S. Small-Cap ETF 2,951 — 582 2,728
Real Estate Securities Account 1,279 459 651 1,127
Short-Term Income Fund 4,271 1,081 988 4,417
Small-MidCap Dividend Income Fund 2,418 1,059 790 2,787
Spectrum Preferred and Capital Securities Income Fund 6,423 846 2,128 5,408
$ 165,353 $ 39,479 $ 49,248 $ 163,405
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 9 $ 2,939 $ 297 $ (1,448)
Bond Market Index Fund 521 (187) — (146)
Core Fixed Income Fund 1,608 (688) — (190)
Diversified International Fund 98 62 57 (4)
Diversified Real Asset Fund 102 (65) — 113
Equity Income Account 216 261 100 939
Finisterre Emerging Markets Total Return Bond Fund 336 (141) — 61
Global Emerging Markets Fund 8 (1) — (120)
Government & High Quality Bond Account 122 (34) — (66)
High Yield Fund 418 81 — (20)
Inflation Protection Fund 202 (132) — 25
International Equity Index Fund 24 13 8 (13)
International Small Company Fund 34 10 — (30)
LargeCap Growth Fund I 11 85 487 (130)
LargeCap S&P 500 Index Fund 34 132 32 369
LargeCap Value Fund III 42 27 185 125
MidCap Account — 416 — (334)
Origin Emerging Markets Fund 25 74 — 151
Overseas Fund 191 11 189 (328)
Principal Capital Appreciation Fund 68 410 431 1,428
Principal Government Money Market Fund - Class R-6 4.37% 71 — — —
Principal U.S. Mega-Cap ETF 148 864 — 2,483
Principal U.S. Small-Cap ETF 24 112 — 247
Real Estate Securities Account 37 21 48 19
Short-Term Income Fund 162 (14) — 67
Small-MidCap Dividend Income Fund 46 44 80 56
Spectrum Preferred and Capital Securities Income Fund 335 (212) — 479
$ 4,892 $ 4,088 $ 1,914 $ 3,733
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 1 .12%
Principal Government Money Market Fund - Class
R-6 4.37%
(a),(b)
4,573,492 $ 4,573
Principal Exchange-Traded Funds - 16 .65%
Principal U.S. Mega-Cap ETF
(a)
877,311 52,665
Principal U.S. Small-Cap ETF
(a)
299,400 15,350
$ 68,015
Principal Funds, Inc. Class R-6 - 35 .35%
Blue Chip Fund
(a)
665,442 30,657
Core Fixed Income Fund
(a)
3,750,532 31,692
Diversified International Fund
(a)
1,224,909 16,144
Diversified Real Asset Fund
(a)
1,150,536 12,805
Global Emerging Markets Fund
(a)
433,105 11,139
High Yield Fund
(a)
613,778 4,118
International Equity Index Fund
(a)
332,645 3,652
International Small Company Fund
(a)
578,156 5,649
LargeCap Growth Fund I
(a)
1,077,546 17,855
Small-MidCap Dividend Income Fund
(a)
304,367 5,683
Spectrum Preferred and Capital Securities Income
Fund
(a)
540,253 4,954
$ 144,348
Principal Funds, Inc. Institutional Class - 30 .36%
Bond Market Index Fund
(a)
1,265,709 10,493
Finisterre Emerging Markets Total Return Bond
Fund
(a)
483,645 4,280
Inflation Protection Fund
(a)
359,197 2,705
LargeCap S&P 500 Index Fund
(a)
348,719 9,872
LargeCap Value Fund III
(a)
1,547,570 29,404
Overseas Fund
(a)
1,739,275 15,967
Principal Capital Appreciation Fund
(a)
622,180 51,280
$ 124,001
Principal Variable Contracts Funds, Inc.  Class 1 - 16 .55%
Equity Income Account
(a)
1,361,862 41,986
Government & High Quality Bond Account
(a)
253,697 2,086
MidCap Account
(a)
271,447 18,790
Real Estate Securities Account
(a)
259,795 4,723
$ 67,585
TOTAL INVESTMENT COMPANIES $ 408,522
Total Investments $ 408,522
Other Assets and Liabilities -  (0.03)% (115)
TOTAL NET ASSETS - 100.00% $ 408,407
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Conservative Growth Portfolio
December 31, 2024
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 48,081 $ 1,911 $ 26,871 $ 30,657
Bond Market Index Fund 8,949 3,612 1,825 10,493
Core Fixed Income Fund 24,762 9,555 2,046 31,692
Diversified International Fund 22,243 1,696 8,142 16,144
Diversified Real Asset Fund 13,346 1,274 1,983 12,805
Equity Income Account 40,822 2,807 6,663 41,986
Finisterre Emerging Markets Total Return Bond Fund 2,959 1,778 426 4,280
Global Emerging Markets Fund — 11,813 92 11,139
Government & High Quality Bond Account 2,416 168 442 2,086
High Yield Fund 5,857 541 2,333 4,118
Inflation Protection Fund 2,539 427 210 2,705
International Equity Index Fund 3,867 322 513 3,652
International Small Company Fund 5,496 837 544 5,649
LargeCap Growth Fund I 17,090 4,742 3,723 17,855
LargeCap S&P 500 Index Fund 9,838 553 2,498 9,872
LargeCap Value Fund III 19,565 11,614 3,071 29,404
MidCap Account 7,245 13,757 2,776 18,790
Origin Emerging Markets Fund 10,895 270 12,173 —
Overseas Fund 9,484 10,021 1,394 15,967
Principal Capital Appreciation Fund 47,164 3,726 8,708 51,280
Principal Government Money Market Fund - Class R-6 4.37% 2,748 3,716 1,891 4,573
Principal U.S. Mega-Cap ETF 48,131 — 8,477 52,665
Principal U.S. Small-Cap ETF 13,763 — — 15,350
Real Estate Securities Account 5,829 567 1,753 4,723
Small-MidCap Dividend Income Fund 8,317 1,574 4,538 5,683
Spectrum Preferred and Capital Securities Income Fund 4,939 458 639 4,954
$ 386,345 $ 87,739 $ 103,731 $ 408,522
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 39 $ 16,095 $ 1,316 $ (8,559)
Bond Market Index Fund 361 (37) — (206)
Core Fixed Income Fund 1,063 (339) — (240)
Diversified International Fund 409 1,042 236 (695)
Diversified Real Asset Fund 341 (172) — 340
Equity Income Account 914 750 422 4,270
Finisterre Emerging Markets Total Return Bond Fund 230 (77) — 46
Global Emerging Markets Fund 38 (3) — (579)
Government & High Quality Bond Account 66 (32) — (24)
High Yield Fund 354 (77) — 130
Inflation Protection Fund 89 (22) — (29)
International Equity Index Fund 126 26 39 (50)
International Small Company Fund 220 20 — (160)
LargeCap Growth Fund I 98 (88) 4,163 (166)
LargeCap S&P 500 Index Fund 138 470 127 1,509
LargeCap Value Fund III 424 117 1,875 1,179
MidCap Account 14 559 488 5
Origin Emerging Markets Fund 187 1,720 — (712)
Overseas Fund 1,229 (9) 1,213 (2,135)
Principal Capital Appreciation Fund 357 1,406 2,232 7,692
Principal Government Money Market Fund - Class R-6 4.37% 153 — — —
Principal U.S. Mega-Cap ETF 590 1,948 — 11,063
Principal U.S. Small-Cap ETF 114 — — 1,587
Real Estate Securities Account 137 42 177 38
Small-MidCap Dividend Income Fund 98 532 159 (202)
Spectrum Preferred and Capital Securities Income Fund 272 (71) — 267
$ 8,061 $ 23,800 $ 12,447 $ 14,369
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .96%
Principal Government Money Market Fund - Class
R-6 4.37%
(a),(b)
1,222,243 $ 1,222
Principal Exchange-Traded Funds - 9 .34%
Principal Active High Yield ETF
(a)
121,116 2,323
Principal U.S. Mega-Cap ETF
(a)
146,407 8,789
Principal U.S. Small-Cap ETF
(a)
15,000 769
$ 11,881
Principal Funds, Inc. Class R-6 - 44 .84%
Core Fixed Income Fund
(a)
5,177,892 43,753
Diversified International Fund
(a)
230,691 3,041
Diversified Real Asset Fund
(a)
109,647 1,220
High Yield Fund
(a)
205,075 1,376
LargeCap Growth Fund I
(a)
76,549 1,268
Small-MidCap Dividend Income Fund
(a)
118,771 2,218
Spectrum Preferred and Capital Securities Income
Fund
(a)
455,653 4,178
$ 57,054
Principal Funds, Inc. Institutional Class - 35 .83%
Bond Market Index Fund
(a)
1,922,618 15,939
Finisterre Emerging Markets Total Return Bond
Fund
(a)
818,651 7,245
Inflation Protection Fund
(a)
995,796 7,498
LargeCap S&P 500 Index Fund
(a)
46,696 1,322
LargeCap Value Fund III
(a)
145,306 2,761
Overseas Fund
(a)
124,954 1,147
Principal Capital Appreciation Fund
(a)
61,071 5,034
Short-Term Income Fund
(a)
387,186 4,638
$ 45,584
Principal Variable Contracts Funds, Inc.  Class 1 - 9 .06%
Equity Income Account
(a)
128,188 3,952
Government & High Quality Bond Account
(a)
684,083 5,623
MidCap Account
(a)
18,732 1,297
Real Estate Securities Account
(a)
36,178 658
$ 11,530
TOTAL INVESTMENT COMPANIES $ 127,271
Total Investments $ 127,271
Other Assets and Liabilities -  (0.03)% (33)
TOTAL NET ASSETS - 100.00% $ 127,238
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Flexible Income Portfolio
December 31, 2024
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 2,640 $ 87 $ 3,078 $ —
Bond Market Index Fund 21,529 3,456 8,559 15,939
Core Fixed Income Fund 41,488 8,679 5,558 43,753
Diversified International Fund 3,499 302 820 3,041
Diversified Real Asset Fund 2,090 39 932 1,220
Equity Income Account 4,368 354 1,274 3,952
Finisterre Emerging Markets Total Return Bond Fund 3,497 4,926 1,191 7,245
Global Real Estate Securities Fund 720 29 813 —
Government & High Quality Bond Account 5,864 720 821 5,623
High Yield Fund 4,647 493 3,813 1,376
Inflation Protection Fund 7,473 1,350 1,211 7,498
LargeCap Growth Fund I 1,282 387 383 1,268
LargeCap S&P 500 Index Fund 1,346 111 397 1,322
LargeCap Value Fund III 1,304 1,995 623 2,761
MidCap Account — 1,346 38 1,297
Origin Emerging Markets Fund 629 — 661 —
Overseas Fund — 1,494 199 1,147
Principal Active High Yield ETF 2,284 — — 2,323
Principal Capital Appreciation Fund 5,786 592 2,381 5,034
Principal Government Money Market Fund - Class R-6 4.37% 720 1,042 540 1,222
Principal U.S. Mega-Cap ETF 9,605 — 3,167 8,789
Principal U.S. Small-Cap ETF — 714 — 769
Real Estate Securities Account 704 80 125 658
Short-Term Income Fund 4,764 687 873 4,638
Small-MidCap Dividend Income Fund 4,457 522 2,924 2,218
Spectrum Preferred and Capital Securities Income Fund 5,321 506 1,877 4,178
$ 136,017 $ 29,911 $ 42,258 $ 127,271
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 1,431 $ — $ (1,080)
Bond Market Index Fund 551 (411) — (76)
Core Fixed Income Fund 1,578 (808) — (48)
Diversified International Fund 77 52 45 8
Diversified Real Asset Fund 39 75 — (52)
Equity Income Account 88 365 41 139
Finisterre Emerging Markets Total Return Bond Fund 474 (207) — 220
Global Real Estate Securities Fund — 236 — (172)
Government & High Quality Bond Account 180 (38) — (102)
High Yield Fund 235 192 — (143)
Inflation Protection Fund 246 (137) — 23
LargeCap Growth Fund I 7 64 299 (82)
LargeCap S&P 500 Index Fund 19 61 17 201
LargeCap Value Fund III 40 26 177 59
MidCap Account — 1 — (12)
Origin Emerging Markets Fund — (85) — 117
Overseas Fund 88 9 87 (157)
Principal Active High Yield ETF 165 — — 39
Principal Capital Appreciation Fund 35 365 222 672
Principal Government Money Market Fund - Class R-6 4.37% 55 — — —
Principal U.S. Mega-Cap ETF 103 611 — 1,740
Principal U.S. Small-Cap ETF 6 — — 55
Real Estate Securities Account 16 (3) 20 2
Short-Term Income Fund 177 (13) — 73
Small-MidCap Dividend Income Fund 41 347 64 (184)
Spectrum Preferred and Capital Securities Income Fund 274 (164) — 392
$ 4,494 $ 1,969 $ 972 $ 1,632
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .71%
Principal Government Money Market Fund - Class
R-6 4.37%
(a),(b)
3,193,626 $ 3,194
Principal Exchange-Traded Funds - 18 .09%
Principal U.S. Mega-Cap ETF
(a)
1,047,000 62,852
Principal U.S. Small-Cap ETF
(a)
364,100 18,667
$ 81,519
Principal Funds, Inc. Class R-6 - 30 .90%
Blue Chip Fund
(a)
840,131 38,705
Diversified International Fund
(a)
1,879,530 24,772
Diversified Real Asset Fund
(a)
1,339,626 14,910
Global Emerging Markets Fund
(a)
613,877 15,789
International Equity Index Fund
(a)
489,898 5,379
International Small Company Fund
(a)
1,056,408 10,321
LargeCap Growth Fund I
(a)
1,430,686 23,707
Small-MidCap Dividend Income Fund
(a)
305,096 5,696
$ 139,279
Principal Funds, Inc. Institutional Class - 32 .07%
LargeCap S&P 500 Index Fund
(a)
482,811 13,668
LargeCap Value Fund III
(a)
2,142,882 40,715
Overseas Fund
(a)
2,479,705 22,763
Principal Capital Appreciation Fund
(a)
817,372 67,368
$ 144,514
Principal Variable Contracts Funds, Inc.  Class 1 - 18 .26%
Equity Income Account
(a)
1,785,291 55,040
MidCap Account
(a)
337,385 23,354
Real Estate Securities Account
(a)
214,086 3,892
$ 82,286
TOTAL INVESTMENT COMPANIES $ 450,792
Total Investments $ 450,792
Other Assets and Liabilities -  (0.03)% (134)
TOTAL NET ASSETS - 100.00% $ 450,658
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Strategic Growth Portfolio
December 31, 2024
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 57,171 $ 3,272 $ 30,879 $ 38,705
Diversified International Fund 20,515 5,817 1,436 24,772
Diversified Real Asset Fund 14,594 1,461 1,303 14,910
Equity Income Account 48,023 5,413 4,374 55,040
Global Emerging Markets Fund — 16,660 38 15,789
International Equity Index Fund 5,108 813 478 5,379
International Small Company Fund 9,694 1,701 800 10,321
LargeCap Growth Fund I 20,647 6,687 2,888 23,707
LargeCap S&P 500 Index Fund 12,247 1,104 2,240 13,668
LargeCap Value Fund III 23,568 18,616 2,966 40,715
MidCap Account 8,119 18,018 3,377 23,354
Origin Emerging Markets Fund 15,286 436 17,216 —
Overseas Fund 20,039 7,307 1,369 22,763
Principal Capital Appreciation Fund 58,390 5,595 8,071 67,368
Principal Government Money Market Fund - Class R-6 4.37% 2,691 4,583 4,080 3,194
Principal U.S. Mega-Cap ETF 53,166 — 5,190 62,852
Principal U.S. Small-Cap ETF 16,738 — — 18,667
Real Estate Securities Account 3,451 695 281 3,892
Small-MidCap Dividend Income Fund 10,487 860 6,022 5,696
$ 399,934 $ 99,038 $ 93,008 $ 450,792
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 49 $ 14,450 $ 1,663 $ (5,309)
Diversified International Fund 629 6 363 (130)
Diversified Real Asset Fund 384 (138) — 296
Equity Income Account 1,148 117 530 5,861
Global Emerging Markets Fund 53 (2) — (831)
International Equity Index Fund 186 6 58 (70)
International Small Company Fund 403 (140) — (134)
LargeCap Growth Fund I 131 287 5,585 (1,026)
LargeCap S&P 500 Index Fund 192 301 176 2,256
LargeCap Value Fund III 589 112 2,605 1,385
MidCap Account 15 674 538 (80)
Origin Emerging Markets Fund 267 2,785 — (1,291)
Overseas Fund 1,753 (28) 1,729 (3,186)
Principal Capital Appreciation Fund 471 961 2,944 10,493
Principal Government Money Market Fund - Class R-6 4.37% 161 — — —
Principal U.S. Mega-Cap ETF 685 1,267 — 13,609
Principal U.S. Small-Cap ETF 139 — — 1,929
Real Estate Securities Account 91 1 117 26
Small-MidCap Dividend Income Fund 102 617 161 (246)
$ 7,448 $ 21,276 $ 16,469 $ 23,552
Amounts in thousands.

Schedule of Investments
Short-Term Income Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 6 .63 % Shares Held Value (000's)
Money Market Funds - 6 .63%
BlackRock Liquidity FedFund - Institutional Class
4.34%
(a),(b)
216,550 $ 217
Principal Government Money Market Fund - Class
R-6 4.37%
(a),(b),(c)
8,661,730 8,662
$ 8,879
TOTAL INVESTMENT COMPANIES $ 8,879
BONDS - 92 .41%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .44%
BAE Systems PLC
5.13%, 03/26/2029
(d)
$ 400 $ 401
Lockheed Martin Corp
4.50%, 02/15/2029 650 642
Northrop Grumman Corp
4.60%, 02/01/2029 500 496
RTX Corp
5.75%, 11/08/2026 375 382
$ 1,921
Agriculture - 0 .69%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 200 196
4.10%, 01/07/2028 250 245
4.20%, 09/17/2029 500 485
$ 926
Airlines - 0 .78%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(d)
481 477
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(d)
400 390
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
177 175
$ 1,042
Automobile Asset Backed Securities - 5 .46%
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 164 164
BMW Vehicle Owner Trust 2023-A
5.72%, 04/27/2026 61 61
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 185 186
Chase Auto Owner Trust 2024-5
4.40%, 11/26/2027
(d)
350 350
CPS Auto Receivables Trust 2023-C
6.13%, 09/15/2026
(d)
52 52
CPS Auto Receivables Trust 2024-A
5.71%, 09/15/2027
(d)
147 147
CPS Auto Receivables Trust 2024-B
5.78%, 01/18/2028
(d)
366 368
CPS Auto Receivables Trust 2024-C
5.88%, 02/15/2028
(d)
213 215
CPS Auto Receivables Trust 2024-D
4.91%, 06/15/2028
(d)
259 259
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(d)
475 462
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.74%, 09/16/2026 101 102
GM Financial Consumer Automobile Receivables
Trust 2023-4
5.89%, 11/16/2026 288 289
GM Financial Consumer Automobile Receivables
Trust 2024-3
5.35%, 06/16/2027 500 502
GM Financial Consumer Automobile Receivables
Trust 2024-4
4.53%, 10/18/2027 350 350
Honda Auto Receivables 2023-2 Owner Trust
5.41%, 04/15/2026 124 124
Nissan Auto Receivables 2023-A Owner Trust
5.34%, 02/17/2026 41 41
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Nissan Auto Receivables 2024-B Owner Trust
4.51%, 06/15/2027 $ 400 $ 400
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
417 414
OneMain Direct Auto Receivables Trust 2021-1
0.87%, 07/14/2028
(d)
220 217
Onemain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
307 307
Santander Drive Auto Receivables Trust 2024-5
4.88%, 09/15/2027 200 200
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(d)
200 197
Toyota Auto Loan Extended Note Trust 2023-1
4.93%, 06/25/2036
(d)
400 404
Toyota Auto Receivables 2024-D Owner Trust
4.55%, 08/16/2027 200 200
Westlake Automobile Receivables Trust 2024-1
5.62%, 03/15/2027
(d)
351 352
Westlake Automobile Receivables Trust 2024-3
4.82%, 09/15/2027
(d)
350 351
World Omni Select Auto Trust 2023-A
5.92%, 03/15/2027 89 89
World Omni Select Auto Trust 2024-A
5.37%, 02/15/2028 500 502
$ 7,305
Banks - 16 .66%
Bank of America Corp
1.20%, 10/24/2026
(e)
700 680
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(e)
600 590
Secured Overnight Financing Rate + 1.15%
Bank of Ireland Group PLC
5.60%, 03/20/2030
(d),(e)
500 505
Secured Overnight Financing Rate + 1.62%
Bank of Montreal
0.95%, 01/22/2027
(e)
600 576
Secured Overnight Financing Rate + 0.60%
Bank of Nova Scotia/The
1.30%, 09/15/2026 307 290
4.40%, 09/08/2028
(e)
400 396
Secured Overnight Financing Rate + 1.00%
Barclays PLC
2.28%, 11/24/2027
(e)
500 476
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.30%, 08/09/2026
(e)
500 501
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
BNP Paribas SA
5.13%, 01/13/2029
(d),(e)
400 400
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026 300 306
5.99%, 10/03/2028 160 165
Citibank NA
4.88%, 11/19/2027
(e)
250 250
Secured Overnight Financing Rate + 0.71%
Citigroup Inc
1.12%, 01/28/2027
(e)
900 864
Secured Overnight Financing Rate + 0.77%
4.54%, 09/19/2030
(e)
400 389
Secured Overnight Financing Rate + 1.34%
5.17%, 02/13/2030
(e)
400 400
Secured Overnight Financing Rate + 1.36%

Schedule of Investments
Short-Term Income Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Deutsche Bank AG/New York NY
5.41%, 05/10/2029 $ 200 $ 203
6.82%, 11/20/2029
(e)
400 419
Secured Overnight Financing Rate + 2.51%
Fifth Third Bancorp
4.89%, 09/06/2030
(e)
100 99
Secured Overnight Financing Rate + 1.49%
Goldman Sachs Group Inc/The
2.64%, 02/24/2028
(e)
500 477
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(e)
500 494
Secured Overnight Financing Rate + 1.73%
5.26%, 12/09/2026 720 721
Secured Overnight Financing Rate + 0.79%
5.73%, 04/25/2030
(e)
400 408
Secured Overnight Financing Rate + 1.27%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
700 672
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
1,400 1,355
Secured Overnight Financing Rate + 0.80%
4.45%, 12/05/2029
(e)
350 343
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
4.51%, 10/22/2028
(e)
200 198
Secured Overnight Financing Rate + 0.86%
5.57%, 04/22/2028
(e)
300 305
Secured Overnight Financing Rate + 0.93%
5.58%, 04/22/2030
(e)
300 306
Secured Overnight Financing Rate + 1.16%
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 600 615
Morgan Stanley
1.59%, 05/04/2027
(e)
850 815
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
300 286
Secured Overnight Financing Rate + 1.00%
4.65%, 10/18/2030
(e)
300 294
Secured Overnight Financing Rate + 1.10%
5.05%, 01/28/2027
(e)
250 251
Secured Overnight Financing Rate + 1.30%
5.17%, 01/16/2030
(e)
450 451
Secured Overnight Financing Rate + 1.45%
5.65%, 04/13/2028
(e)
125 127
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(e)
300 305
Secured Overnight Financing Rate + 1.26%
NatWest Group PLC
4.96%, 08/15/2030
(e)
400 394
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
5.67%, 11/15/2028
(f)
400 406
Secured Overnight Financing Rate + 1.30%
Royal Bank of Canada
0.88%, 01/20/2026 600 577
Societe Generale SA
2.63%, 01/22/2025
(d)
600 599
Swedbank AB
5.00%, 11/20/2029
(d)
400 399
Toronto-Dominion Bank/The
0.75%, 01/06/2026 600 577
Truist Financial Corp
1.27%, 03/02/2027
(e)
348 334
Secured Overnight Financing Rate + 0.61%
7.16%, 10/30/2029
(e)
500 535
Secured Overnight Financing Rate + 2.45%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG
3.87%, 01/12/2029
(d),(e)
$ 750 $ 722
3 Month USD LIBOR + 1.41%
US Bancorp
5.10%, 07/23/2030
(e)
150 150
Secured Overnight Financing Rate + 1.25%
5.38%, 01/23/2030
(e)
175 176
Secured Overnight Financing Rate + 1.56%
Wells Fargo & Co
2.16%, 02/11/2026
(e)
800 798
CME Term Secured Overnight Financing
Rate 3 Month + 1.01%
2.19%, 04/30/2026
(e)
400 396
Secured Overnight Financing Rate + 2.00%
5.71%, 04/22/2028
(e)
300 305
Secured Overnight Financing Rate + 1.07%
$ 22,300
Beverages - 0 .07%
Constellation Brands Inc
4.80%, 01/15/2029 100 99
Biotechnology - 0 .45%
Amgen Inc
5.15%, 03/02/2028 400 403
Gilead Sciences Inc
4.80%, 11/15/2029 200 199
$ 602
Building Materials - 0 .22%
Vulcan Materials Co
4.95%, 12/01/2029 300 299
Chemicals - 0 .20%
Westlake Corp
3.60%, 08/15/2026 268 262
Commercial Mortgage Backed Securities - 8 .92%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(g)
467 454
BFLD Commercial Mortgage Trust 2024-UNIV
5.89%, 11/15/2041
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
BX 2024-PALM
5.94%, 06/15/2037
(d)
260 260
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2021-ACNT
5.36%, 11/15/2038
(d)
346 346
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Commercial Mortgage Trust 2021-SOAR
5.18%, 06/15/2038
(d)
263 263
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.78%
BX Commercial Mortgage Trust 2021-VOLT
5.21%, 09/15/2036
(d)
1,000 998
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
BX Commercial Mortgage Trust 2021-XL2
5.20%, 10/15/2038
(d)
440 440
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
BX Commercial Mortgage Trust 2024-AIRC
6.09%, 08/15/2039
(d)
500 503
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Commercial Mortgage Trust 2024-GPA3
5.80%, 12/15/2039
(d)
200 200
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%

Schedule of Investments
Short-Term Income Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BX Trust 2021-BXMF
5.15%, 10/15/2026
(d)
$ 303 $ 302
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.75%
BX Trust 2021-LGCY
5.02%, 10/15/2036
(d)
300 299
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
ELP Commercial Mortgage Trust 2021-ELP
5.21%, 11/15/2038
(d)
749 749
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.82%
GS Mortgage Securities Corp Trust 2023-SHIP
4.32%, 09/10/2038
(d),(g)
460 454
JP Morgan Chase Commercial Mortgage Securities
Trust 2021-MHC
5.56%, 04/15/2038
(d)
718 718
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.16%
LBA Trust 2024-7IND
5.84%, 10/15/2041
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
LBA Trust 2024-BOLT
5.99%, 06/15/2039
(d)
500 501
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
Life 2021-BMR Mortgage Trust
5.21%, 03/15/2038
(d)
516 509
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
Life 2022-BMR Mortgage Trust
5.69%, 05/15/2039
(d)
800 782
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MED Commercial Mortgage Trust 2024-MOB
5.99%, 05/15/2041
(d)
500 500
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
MHC Commercial Mortgage Trust 2021-MHC
5.31%, 04/15/2038
(d)
305 304
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
MHP 2021-STOR
5.21%, 07/15/2038
(d)
650 649
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
MHP 2022-MHIL
5.21%, 01/15/2027
(d)
456 455
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
OPG Trust 2021-PORT
5.00%, 10/15/2036
(d)
577 575
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.60%
SREIT Trust 2021-MFP
5.24%, 11/15/2038
(d)
574 574
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
WB Commercial Mortgage Trust 2024-HQ
5.94%, 03/15/2040
(d),(g)
500 501
$ 11,936
Computers - 1 .47%
Apple Inc
1.13%, 05/11/2025 1,000 988
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Hewlett Packard Enterprise Co
4.40%, 09/25/2027 $ 600 $ 594
4.55%, 10/15/2029 400 390
$ 1,972
Diversified Financial Services - 0 .27%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.45%, 04/15/2027 350 361
Electric - 7 .78%
AES Corp/The
1.38%, 01/15/2026 900 867
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
150 143
5.95%, 03/30/2029
(d)
500 512
Consumers Energy Co
4.90%, 02/15/2029 375 376
DTE Energy Co
1.05%, 06/01/2025 250 246
3.40%, 06/15/2029 500 468
Duke Energy Corp
0.90%, 09/15/2025 500 487
Exelon Corp
5.15%, 03/15/2029 320 322
Fortis Inc/Canada
3.06%, 10/04/2026 656 635
NextEra Energy Capital Holdings Inc
4.90%, 02/28/2028 167 167
4.90%, 03/15/2029 500 498
5.75%, 09/01/2025 800 805
6.05%, 03/01/2025 150 150
OGE Energy Corp
5.45%, 05/15/2029 400 407
PacifiCorp
5.10%, 02/15/2029 450 453
Public Service Enterprise Group Inc
0.80%, 08/15/2025 700 683
5.20%, 04/01/2029 500 505
5.88%, 10/15/2028 350 361
Southern Co/The
5.50%, 03/15/2029 500 510
Southwestern Electric Power Co
1.65%, 03/15/2026 600 577
Tampa Electric Co
4.90%, 03/01/2029 110 110
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
800 779
Wisconsin Public Service Corp
4.55%, 12/01/2029 125 123
Xcel Energy Inc
1.75%, 03/15/2027 250 234
$ 10,418
Food - 0 .23%
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
5.13%, 02/01/2028 310 308
Forest Products & Paper - 0 .29%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
400 392
Gas - 0 .62%
NiSource Inc
0.95%, 08/15/2025 700 683
5.25%, 03/30/2028 150 151
$ 834
Healthcare - Products - 0 .38%
Solventum Corp
5.40%, 03/01/2029
(d)
500 501

Schedule of Investments
Short-Term Income Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 1 .56%
Centene Corp
4.25%, 12/15/2027 $ 750 $ 727
Cigna Group/The
1.25%, 03/15/2026 208 199
HCA Inc
5.25%, 06/15/2026 1,000 1,002
5.88%, 02/01/2029 150 153
$ 2,081
Home Equity Asset Backed Securities - 0 .98%
JP Morgan Mortgage Trust 2023-HE1
6.35%, 11/25/2053
(d)
78 79
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.75%
JP Morgan Mortgage Trust 2023-HE2
6.30%, 03/20/2054
(d)
430 433
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.70%
JP Morgan Mortgage Trust 2023-HE3
6.20%, 05/25/2054
(d)
264 266
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.60%
JP Morgan Mortgage Trust Series 2024-HE3
5.80%, 02/25/2055
(d)
534 535
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.20%
$ 1,313
Insurance - 3 .00%
Aon North America Inc
5.15%, 03/01/2029 700 702
Arthur J Gallagher & Co
4.85%, 12/15/2029 150 149
Athene Global Funding
1.72%, 01/07/2025
(d)
400 400
Guardian Life Global Funding
0.88%, 12/10/2025
(d)
300 290
1.10%, 06/23/2025
(d)
600 590
Markel Group Inc
3.50%, 11/01/2027 209 202
New York Life Global Funding
2.00%, 01/22/2025
(d)
500 499
4.60%, 12/05/2029
(d)
200 199
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
500 481
5.07%, 03/25/2027
(d)
500 504
$ 4,016
Internet - 0 .36%
eBay Inc
1.40%, 05/10/2026 500 479
Machinery - Diversified - 0 .15%
Ingersoll Rand Inc
5.20%, 06/15/2027 200 202
Media - 0 .43%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 68 68
6.10%, 06/01/2029 500 510
$ 578
Mining - 0 .48%
Anglo American Capital PLC
5.38%, 04/01/2025
(d)
400 400
Glencore Funding LLC
1.63%, 09/01/2025
(d)
250 245
$ 645
Mortgage Backed Securities - 4 .73%
Chase Home Lending Mortgage Trust Series 2024-2
6.50%, 02/25/2055
(d),(g)
377 380
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
CHL Mortgage Pass-Through Trust 2003-46
6.55%, 01/19/2034
(g)
$ 8 $ 7
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(g)
99 87
J.P. Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(d),(g)
943 946
JP Morgan Mortgage Trust 2004-A3
6.95%, 07/25/2034
(g)
3 2
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 10 9
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(g)
261 235
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(d),(g)
330 330
JP Morgan Mortgage Trust Series 2024-CES1
5.92%, 06/25/2054
(d),(g)
531 533
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(g)
133 118
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(g)
356 311
PHH Mortgage Trust Series 2008-CIM1
6.92%, 06/25/2038 28 25
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.36%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(g)
688 608
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(g)
127 115
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(g)
349 306
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(g)
498 436
Sequoia Mortgage Trust 2024-1
6.00%, 01/25/2054
(d),(g)
483 483
Sequoia Mortgage Trust 2024-2
6.00%, 03/25/2054
(d),(g)
179 179
Sequoia Mortgage Trust 2024-4
6.00%, 05/25/2054
(d),(g)
914 918
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(g)
7 7
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(g)
207 172
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(g)
82 74
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(g)
59 52
$ 6,333
Office & Business Equipment - 0 .29%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 400 384
Oil & Gas - 1 .50%
Canadian Natural Resources Ltd
5.00%, 12/15/2029
(d)
165 163
Chevron USA Inc
0.69%, 08/12/2025 200 195
Diamondback Energy Inc
5.15%, 01/30/2030 350 351
5.20%, 04/18/2027 400 404
Exxon Mobil Corp
2.99%, 03/19/2025 450 449
Occidental Petroleum Corp
5.20%, 08/01/2029 300 298

Schedule of Investments
Short-Term Income Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Phillips 66
3.85%, 04/09/2025 $ 150 $ 149
$ 2,009
Oil & Gas Services - 0 .30%
Schlumberger Holdings Corp
5.00%, 05/29/2027
(d)
200 201
5.00%, 11/15/2029
(d)
200 201
$ 402
Other Asset Backed Securities - 15 .08%
37 Capital CLO II
5.95%, 07/15/2034
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
720 East CLO V Ltd
6.86%, 07/20/2037
(d)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.53%
AMMC CLO 15 Ltd
6.04%, 01/15/2032
(d)
343 343
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
Bardot CLO Ltd
5.98%, 10/22/2032
(d)
500 500
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
CCG Receivables Trust 2024-1
4.99%, 03/15/2032
(d)
200 201
5.41%, 08/14/2025
(d)
111 111
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
1,649 1,564
1.69%, 07/15/2060
(d)
450 439
CNH Equipment Trust 2024-B
5.42%, 10/15/2027 200 201
Dell Equipment Finance Trust 2023-2
5.84%, 01/22/2029
(d)
53 53
Dell Equipment Finance Trust 2024-1
5.58%, 03/22/2030
(d)
350 352
Dewolf Park CLO Ltd
5.84%, 10/15/2030
(d)
570 570
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.18%
DLLAA 2023-1 LLC
5.93%, 07/20/2026
(d)
138 139
Dllad 2024-1 LLC
5.50%, 08/20/2027
(d)
299 301
DLLST 2024-1 LLC
5.33%, 01/20/2026
(d)
218 218
GreatAmerica Leasing Receivables Funding LLC
Series 2024-1
5.32%, 08/17/2026
(d)
461 463
John Deere Owner Trust 2023-B
5.59%, 06/15/2026 119 119
KKR CLO 18 Ltd
5.83%, 07/18/2030
(d)
347 347
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
KKR Lending Partners III Clo LLC
6.26%, 10/20/2030
(d)
48 48
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.64%
6.43%, 10/20/2030
(d)
400 400
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.81%
Kubota Credit Owner Trust 2023-1
5.40%, 02/17/2026
(d)
66 66
Kubota Credit Owner Trust 2023-2
5.61%, 07/15/2026
(d)
284 285
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Lake Shore MM CLO II Ltd
6.05%, 10/17/2031
(d)
$ 763 $ 762
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
Madison Park Funding XVIII Ltd
5.82%, 10/21/2030
(d)
796 797
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Maranon Loan Funding 2021-3 Ltd
6.41%, 10/15/2036
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
Marathon CLO XIII Ltd
5.86%, 04/15/2032
(d)
998 999
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
MMAF Equipment Finance LLC 2023-A
5.79%, 11/13/2026
(d)
283 285
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
25 24
MVW 2023-2 LLC
6.18%, 11/20/2040
(d)
365 373
MVW 2024-2 LLC
4.43%, 03/20/2042
(d)
480 470
New Mountain CLO 6 Ltd
6.04%, 10/15/2037
(d)
300 301
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
Oaktree CLO 2019-4 Ltd
6.13%, 07/20/2037
(d)
500 502
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
Oaktree CLO 2024-25 Ltd
6.17%, 04/20/2037
(d)
500 503
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.55%
Palmer Square Loan Funding 2022-1 Ltd
5.70%, 04/15/2030
(d)
165 165
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Parliament Funding II ltd
6.13%, 10/20/2031
(d)
125 125
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
PFS Financing Corp
2.47%, 02/15/2027
(d)
1,000 997
4.95%, 02/15/2029
(d)
650 653
5.52%, 10/15/2028
(d)
200 203
TCI-Flatiron CLO 2016-1 Ltd
5.75%, 01/17/2032
(d)
220 220
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
T-Mobile US Trust 2022-1
4.91%, 05/22/2028
(d)
1,140 1,141
Trafigura Securitisation Finance PLC
5.98%, 11/15/2027
(d)
750 763
Verizon Master Trust
4.17%, 08/20/2030 250 248
4.35%, 08/20/2032
(d)
250 245
4.49%, 01/22/2029 700 700
4.62%, 11/20/2030 300 300
4.89%, 04/13/2028 1,000 1,001
5.16%, 06/20/2029 600 606
Voya 2012-4 Ltd
5.92%, 10/15/2030
(d)
235 235
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
$ 20,189

Schedule of Investments
Short-Term Income Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0 .62%
Graphic Packaging International LLC
1.51%, 04/15/2026
(d)
$ 450 $ 429
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030
(d)
400 402
$ 831
Pharmaceuticals - 1 .64%
AbbVie Inc
4.80%, 03/15/2029 500 500
Astrazeneca Finance LLC
4.85%, 02/26/2029 400 401
Bristol-Myers Squibb Co
4.90%, 02/22/2029 500 502
Eli Lilly & Co
4.50%, 02/09/2029 500 497
Pfizer Investment Enterprises Pte Ltd
4.65%, 05/19/2025 300 300
$ 2,200
Pipelines - 3 .61%
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
525 537
6.06%, 08/15/2026
(d)
150 152
Enbridge Inc
5.30%, 04/05/2029 650 657
5.90%, 11/15/2026 525 535
Energy Transfer LP
4.40%, 03/15/2027 250 248
5.55%, 02/15/2028 600 609
Kinder Morgan Inc
5.00%, 02/01/2029 500 498
5.10%, 08/01/2029 200 200
ONEOK Inc
4.25%, 09/24/2027 500 493
4.40%, 10/15/2029 300 291
5.55%, 11/01/2026 300 304
Williams Cos Inc/The
5.40%, 03/02/2026 300 302
$ 4,826
REITs - 2 .54%
American Tower Corp
5.00%, 01/31/2030 200 199
American Tower Trust #1
3.65%, 03/15/2048
(d)
270 257
5.49%, 03/15/2053
(d)
500 505
Crown Castle Inc
1.35%, 07/15/2025 250 245
CubeSmart LP
4.00%, 11/15/2025 65 64
Omega Healthcare Investors Inc
4.50%, 01/15/2025 269 269
Public Storage Operating Co
5.11%, 04/16/2027 450 452
Secured Overnight Financing Rate + 0.70%
SBA Tower Trust
1.63%, 05/15/2051
(d)
500 469
1.88%, 07/15/2050
(d)
125 121
2.33%, 07/15/2052
(d)
653 596
2.84%, 01/15/2050
(d)
225 225
$ 3,402
Semiconductors - 1 .04%
Broadcom Inc
5.05%, 07/12/2029 350 351
Micron Technology Inc
6.75%, 11/01/2029 325 346
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 200 199
Texas Instruments Inc
4.60%, 02/08/2029 500 499
$ 1,395
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software - 1 .25%
Oracle Corp
4.20%, 09/27/2029 $ 400 $ 386
Roper Technologies Inc
1.00%, 09/15/2025 300 293
4.50%, 10/15/2029 300 294
Take-Two Interactive Software Inc
4.95%, 03/28/2028 500 500
5.40%, 06/12/2029 200 203
$ 1,676
Student Loan Asset Backed Securities - 4 .94%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
51 48
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
56 53
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
106 95
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
208 179
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
208 169
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
263 217
EDvestinU Private Education Loan Issue No 3 LLC
1.80%, 11/25/2045
(d)
120 109
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(d)
548 549
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
2 2
Navient Private Education Refi Loan Trust 2019-A
3.42%, 01/15/2043
(d)
11 10
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068
(d)
51 49
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069
(d)
87 81
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
90 83
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069
(d)
103 94
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069
(d)
60 56
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069
(d)
75 67
Navient Private Education Refi Loan Trust 2021-B
0.94%, 07/15/2069
(d)
570 511
Navient Private Education Refi Loan Trust 2021-C
1.06%, 10/15/2069
(d)
100 89
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
265 233
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
287 251
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(d)
167 150
Navient Private Education Refi Loan Trust 2023-A
5.51%, 10/15/2071
(d)
196 197
Navient Private Education Refi Loan Trust 2024-A
5.66%, 10/15/2072
(d)
350 353
Navient Student Loan Trust
6.48%, 03/15/2072
(d)
391 401
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
395 366
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
126 116
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
250 232
SLM Private Credit Student Loan Trust 2004-A
5.02%, 06/15/2033 20 20
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.66%

Schedule of Investments
Short-Term Income Account
December 31, 2024
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SLM Private Credit Student Loan Trust 2006-A
4.91%, 06/15/2039 $ 277 $ 265
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
4.82%, 12/15/2039 109 105
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
251 222
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
251 231
SMB Private Education Loan Trust 2021-D
1.34%, 03/17/2053
(d)
447 412
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
314 290
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
312 307
$ 6,612
Telecommunications - 1 .70%
AT&T Inc
1.70%, 03/25/2026 700 675
Cisco Systems Inc
4.85%, 02/26/2029 500 503
Crown Castle Towers LLC
3.66%, 05/15/2045
(d)
100 99
4.24%, 07/15/2048
(d)
290 279
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
4.74%, 09/20/2029
(d)
72 72
5.15%, 03/20/2028
(d)
650 653
$ 2,281
Transportation - 0 .28%
Ryder System Inc
1.75%, 09/01/2026 400 380
TOTAL BONDS $ 123,712
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 2 .11%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
6.91%, 09/01/2035 $ 3 $ 3
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .02%
6.02%, 12/01/2032 2 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.13%, 01/01/2035 2 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.75%
6.69%, 02/01/2037 5 5
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.03%
6.87%, 04/01/2033 6 7
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 6-Month + 1.51%
7.37%, 08/01/2034 1 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.63%
7.54%, 07/01/2034 3 3
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.58%
$ 20
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury - 2 .09%
3.25%, 06/30/2029 $ 300 $ 286
4.63%, 06/30/2025
(f)
2,000 2,005
5.00%, 09/30/2025 500 503
$ 2,794
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 2,817
Total Investments $ 135,408
Other Assets and Liabilities -  (1.15)% (1,537)
TOTAL NET ASSETS - 100.00% $ 133,871
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,077 or
1.55% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $62,234 or 46.49% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,035 or 1.52% of net assets.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.

Schedule of Investments
Short-Term Income Account
December 31, 2024
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.37% $ 3,770 $ 75,156 $ 70,264 $ 8,662
$ 3,770 $ 75,156 $ 70,264 $ 8,662
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.37% $ 223 $ — $ — $ —
$ 223 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; March 2025 Long 100 $ 10,630 $ (68)
Total $ (68)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 0 .42 % Shares Held Value (000's)
Money Market Funds - 0 .42%
BlackRock Liquidity FedFund - Institutional Class
4.34%
(a),(b)
235,658 $ 236
Principal Government Money Market Fund - Class
R-6 4.37%
(a),(c)
494,326 494
$ 730
TOTAL INVESTMENT COMPANIES $ 730
COMMON STOCKS - 99 .71 % Shares Held Value (000's)
Aerospace & Defense - 1 .46%
AAR Corp
(d)
18,700 $ 1,146
Curtiss-Wright Corp 3,800 1,348
$ 2,494
Agriculture - 1 .39%
Darling Ingredients Inc
(d)
33,100 1,115
Vital Farms Inc
(d)
33,800 1,274
$ 2,389
Apparel - 0 .97%
PVH Corp 15,700 1,660
Automobile Parts & Equipment - 0 .52%
Visteon Corp
(d)
10,000 887
Banks - 10 .43%
Ameris Bancorp 27,100 1,696
First Horizon Corp 112,400 2,264
First Merchants Corp 20,900 834
FNB Corp/PA 128,258 1,896
Independent Bank Corp/MI 18,100 630
National Bank Holdings Corp 16,400 706
Pinnacle Financial Partners Inc 18,600 2,128
Popular Inc 26,600 2,502
Trustmark Corp 16,400 580
UMB Financial Corp 25,700 2,900
Webster Financial Corp 15,007 829
Wintrust Financial Corp 7,300 910
$ 17,875
Biotechnology - 7 .84%
Axsome Therapeutics Inc
(d)
7,300 618
Bicycle Therapeutics PLC ADR
(d),(e)
13,700 192
Bridgebio Pharma Inc
(d)
36,400 999
Denali Therapeutics Inc
(d)
39,700 809
Immunocore Holdings PLC ADR
(d)
16,700 492
Immunovant Inc
(d)
28,100 696
Insmed Inc
(d)
60,247 4,159
Intra-Cellular Therapies Inc
(d)
18,700 1,562
Iovance Biotherapeutics Inc
(d)
129,500 958
SpringWorks Therapeutics Inc
(d)
39,100 1,413
Structure Therapeutics Inc ADR
(d),(e)
27,200 738
Viking Therapeutics Inc
(d)
19,800 797
$ 13,433
Building Materials - 5 .04%
Louisiana-Pacific Corp 9,600 994
Modine Manufacturing Co
(d)
24,400 2,829
SPX Technologies Inc
(d)
6,300 917
Summit Materials Inc
(d)
45,900 2,322
Trex Co Inc
(d)
22,900 1,581
$ 8,643
Chemicals - 0 .38%
Koppers Holdings Inc 20,065 650
Commercial Services - 3 .29%
Huron Consulting Group Inc
(d)
9,100 1,131
Remitly Global Inc
(d)
58,600 1,323
Stride Inc
(d)
17,800 1,850
Verra Mobility Corp
(d)
55,300 1,337
$ 5,641
Computers - 2 .39%
Parsons Corp
(d)
22,700 2,094
Varonis Systems Inc
(d)
45,200 2,008
$ 4,102
Consumer Products - 0 .75%
Quanex Building Products Corp 52,800 1,280
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 1 .17%
WESCO International Inc 11,100 $ 2,009
Diversified Financial Services - 4 .85%
Janus Henderson Group PLC 49,100 2,088
Lazard Inc 49,000 2,522
Marex Group PLC 15,200 474
OneMain Holdings Inc 21,400 1,116
Stifel Financial Corp 19,900 2,111
$ 8,311
Electric - 1 .08%
Portland General Electric Co 42,600 1,858
Electrical Components & Equipment - 0 .95%
EnerSys 17,600 1,627
Electronics - 2 .72%
Advanced Energy Industries Inc 15,900 1,839
TD SYNNEX Corp 14,132 1,657
Vishay Intertechnology Inc 68,900 1,167
$ 4,663
Engineering & Construction - 3 .15%
Dycom Industries Inc
(d)
12,900 2,245
MYR Group Inc
(d)
8,400 1,250
Sterling Infrastructure Inc
(d)
10,000 1,685
TopBuild Corp
(d)
700 218
$ 5,398
Entertainment - 2 .06%
Caesars Entertainment Inc
(d)
26,000 869
TKO Group Holdings Inc
(d)
18,700 2,657
$ 3,526
Food - 1 .42%
Performance Food Group Co
(d)
28,700 2,427
Gas - 1 .20%
Southwest Gas Holdings Inc 29,100 2,058
Hand & Machine Tools - 1 .29%
Regal Rexnord Corp 14,200 2,203
Healthcare - Products - 3 .08%
Castle Biosciences Inc
(d)
43,900 1,170
Exact Sciences Corp
(d)
26,500 1,489
Natera Inc
(d)
16,499 2,612
$ 5,271
Healthcare - Services - 2 .70%
Acadia Healthcare Co Inc
(d)
11,800 468
Addus HomeCare Corp
(d)
9,100 1,140
LifeStance Health Group Inc
(d)
110,000 811
RadNet Inc
(d)
31,600 2,207
$ 4,626
Home Builders - 1 .75%
Forestar Group Inc
(d)
10,300 267
Taylor Morrison Home Corp
(d)
44,500 2,724
$ 2,991
Insurance - 3 .37%
Abacus Life Inc
(d)
25,862 202
Axis Capital Holdings Ltd 8,300 736
CNO Financial Group Inc 39,271 1,461
Essent Group Ltd 23,700 1,290
Lincoln National Corp 66,000 2,093
$ 5,782
Internet - 0 .03%
Lulu's Fashion Lounge Holdings Inc
(d)
43,028 49
Iron & Steel - 1 .13%
Commercial Metals Co 39,000 1,934
Leisure Products & Services - 1 .30%
Life Time Group Holdings Inc
(d)
79,900 1,767
Lindblad Expeditions Holdings Inc
(d)
39,100 464
$ 2,231

Schedule of Investments
SmallCap Account
December 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 4 .46%
Chart Industries Inc
(d)
19,000 $ 3,626
Mueller Water Products Inc - Class A 89,700 2,018
Zurn Elkay Water Solutions Corp 53,700 2,003
$ 7,647
Miscellaneous Manufacturers - 0 .44%
Fabrinet
(d)
3,440 756
Oil & Gas - 2 .41%
Chord Energy Corp 11,400 1,333
Civitas Resources Inc 27,700 1,271
Gulfport Energy Corp
(d)
3,600 663
Patterson-UTI Energy Inc 104,000 859
$ 4,126
Oil & Gas Services - 0 .95%
ChampionX Corp 47,800 1,300
Helix Energy Solutions Group Inc
(d)
35,200 328
$ 1,628
Packaging & Containers - 1 .20%
Graphic Packaging Holding Co 75,900 2,062
Pharmaceuticals - 2 .17%
AdaptHealth Corp
(d)
33,900 323
BellRing Brands Inc
(d)
13,700 1,032
Collegium Pharmaceutical Inc
(d)
45,600 1,306
Dexcom Inc
(d)
5,000 389
Vaxcyte Inc
(d)
8,200 671
$ 3,721
Real Estate - 0 .69%
Newmark Group Inc 92,200 1,181
REITs - 4 .87%
Agree Realty Corp 35,600 2,508
Cousins Properties Inc 47,800 1,465
First Industrial Realty Trust Inc 34,800 1,744
Ladder Capital Corp 59,500 666
Rexford Industrial Realty Inc 50,800 1,964
$ 8,347
Retail - 1 .93%
American Eagle Outfitters Inc 39,400 657
BJ's Wholesale Club Holdings Inc
(d)
18,400 1,644
Caleres Inc 43,400 1,005
$ 3,306
Semiconductors - 2 .25%
Allegro MicroSystems Inc
(d)
49,900 1,091
Entegris Inc 12,500 1,238
SiTime Corp
(d)
7,100 1,523
$ 3,852
Software - 7 .22%
Agilysys Inc
(d)
10,200 1,343
Clearwater Analytics Holdings Inc
(d)
44,300 1,219
DigitalOcean Holdings Inc
(d)
26,400 899
DoubleVerify Holdings Inc
(d)
31,700 609
Jamf Holding Corp
(d)
34,300 482
JFrog Ltd
(d)
40,200 1,182
Manhattan Associates Inc
(d)
4,400 1,189
Privia Health Group Inc
(d)
69,700 1,363
Progress Software Corp 18,900 1,231
ServiceTitan Inc
(d)
7,800 802
Sophia Genetics SA
(d)
49,600 155
Sprout Social Inc
(d)
32,637 1,002
Vertex Inc
(d)
16,791 896
$ 12,372
Telecommunications - 1 .83%
Credo Technology Group Holding Ltd
(d)
46,775 3,144
Transportation - 1 .14%
Teekay Tankers Ltd 26,200 1,042
World Kinect Corp 33,000 908
$ 1,950
COMMON STOCKS (continued) Shares Held Value (000’s)
Water - 0 .44%
American States Water Co 9,600 $ 746
TOTAL COMMON STOCKS $ 170,856
Total Investments $ 171,586
Other Assets and Liabilities -  (0.13)% (227)
TOTAL NET ASSETS - 100.00% $ 171,359
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $236 or
0.14% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $229 or 0.13% of net assets.

Schedule of Investments
SmallCap Account
December 31, 2024
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.37% $ 1,302 $ 39,911 $ 40,719 $ 494
$ 1,302 $ 39,911 $ 40,719 $ 494
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.37% $ 76 $ — $ — $ —
$ 76 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
U.S. LargeCap Buffer April Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 91 .23 % Shares Held Value (000's)
Exchange-Traded Funds - 90 .90%
iShares Core S&P 500 ETF
(a)
33,329 $ 19,620
SPDR Portfolio S&P 500 ETF
(a)
74,064 5,106
SPDR S&P 500 ETF Trust
(a)
6,652 3,898
Vanguard S&P 500 ETF
(a)
10,892 5,869
$ 34,493
Money Market Funds - 0 .33%
Principal Government Money Market Fund - Class
R-6 4.37%
(b),(c)
123,472 124
TOTAL INVESTMENT COMPANIES $ 34,617
TOTAL PURCHASED OPTIONS - 14.31% $ 5,429
Total Investments $ 40,046
Other Assets and Liabilities -  (5.54)% (2,102)
TOTAL NET ASSETS - 100.00% $ 37,944
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$16,498 or 43.48% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.37% $ 14 $ 76,328 $ 76,218 $ 124
$ 14 $ 76,328 $ 76,218 $ 124
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.37% $ 32 $ — $ — $ —
$ 32 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 89 $ 9 $ 5 .25 03/31/2025 $ 4,564 $ 5,185 $ 621
Put - S&P 500 Mini Index
(a)
N/A 678 68 $ 525 .44 03/31/2025 1,779 244 (1,535)
Total $ 6,343 $ 5,429 $ (914)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 188 $ 19 $ 577 .98 03/31/2025 $ (241) $ (504) $ (263)
Put - S&P 500 Mini Index
(a)
N/A 678 68 $ 472 .90 03/31/2025 (887) (107) 780
Total $ (1,128) $ (611) $ 517
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer January Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 36 .37 % Shares Held Value (000's)
Exchange-Traded Funds - 36 .37%
iShares Core S&P 500 ETF
(a)
23,959 $ 14,104
SPDR Portfolio S&P 500 ETF 53,205 3,668
SPDR S&P 500 ETF Trust
(a)
4,815 2,822
Vanguard S&P 500 ETF 7,855 4,233
$ 24,827
TOTAL INVESTMENT COMPANIES $ 24,827
TOTAL PURCHASED OPTIONS - 7.00% $ 4,782
Total Investments $ 29,609
Other Assets and Liabilities -  56.63% 38,660
TOTAL NET ASSETS - 100.00% $ 68,269
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$6,619 or 9.70% of net assets.
Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 $ — $ 57,376 $ 57,376 $ —
$ — $ 57,376 $ 57,376 $ —
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 $ 21 $ — $ — $ —
$ 21 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 59 $ 6 $ 5 .88 12/31/2025 $ 3,410 $ 3,421 $ 11
Put - S&P 500 Mini Index
(a)
N/A 487 49 $ 588 .16 12/31/2025 1,389 1,361 (28)
Total $ 4,799 $ 4,782 $ (17)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 177 $ 18 $ 646 .98 12/31/2025 $ (292) $ (305) $ (13)
Put - S&P 500 Mini Index
(a)
N/A 487 49 $ 529 .34 12/31/2025 (744) (746) (2)
Total $ (1,036) $ (1,051) $ (15)
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer July Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 101 .83 % Shares Held Value (000's)
Exchange-Traded Funds - 99 .59%
iShares Core S&P 500 ETF
(a)
37,369 $ 21,998
SPDR Portfolio S&P 500 ETF
(a)
83,212 5,737
SPDR S&P 500 ETF Trust
(a)
7,498 4,395
Vanguard S&P 500 ETF
(a)
12,257 6,604
$ 38,734
Money Market Funds - 2 .24%
Principal Government Money Market Fund - Class
R-6 4.37%
(b),(c)
871,158 871
TOTAL INVESTMENT COMPANIES $ 39,605
TOTAL PURCHASED OPTIONS - 16.11% $ 6,266
Total Investments $ 45,871
Other Assets and Liabilities -  (17.94)% (6,978)
TOTAL NET ASSETS - 100.00% $ 38,893
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$12,759 or 32.81% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.37% $ 50 $ 56,209 $ 55,388 $ 871
$ 50 $ 56,209 $ 55,388 $ 871
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.37% $ 12 $ — $ — $ —
$ 12 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 94 $ 9 $ 5 .46 06/30/2025 $ 5,114 $ 5,468 $ 354
Put - S&P 500 Mini Index
(a)
N/A 758 76 $ 546 .05 06/30/2025 1,698 798 (900)
Total $ 6,812 $ 6,266 $ (546)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 191 $ 19 $ 600 .66 06/30/2025 $ (312) $ (444) $ (132)
Put - S&P 500 Mini Index
(a)
N/A 758 76 $ 491 .45 06/30/2025 (853) (390) 463
Total $ (1,165) $ (834) $ 331
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer October Account
December 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 146 .93 % Shares Held Value (000's)
Exchange-Traded Funds - 134 .35%
iShares Core S&P 500 ETF
(a)
77,594 $ 45,678
SPDR Portfolio S&P 500 ETF 172,384 11,884
SPDR S&P 500 ETF Trust 15,579 9,131
Vanguard S&P 500 ETF 25,434 13,704
$ 80,397
Money Market Funds - 12 .58%
Principal Government Money Market Fund - Class
R-6 4.37%
(b),(c)
7,529,101 7,529
TOTAL INVESTMENT COMPANIES $ 87,926
TOTAL PURCHASED OPTIONS - 24.41% $ 14,608
Total Investments $ 102,534
Other Assets and Liabilities -  (71.34)% (42,693)
TOTAL NET ASSETS - 100.00% $ 59,841
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$39,867 or 66.62% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2023 Purchases Sales December 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.37% $ 662 $ 82,742 $ 75,875 $ 7,529
$ 662 $ 82,742 $ 75,875 $ 7,529
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.37% $ 15 $ — $ — $ —
$ 15 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 195 $ 20 $ 5 .76 09/30/2025 $ 11,040 $ 11,330 $ 290
Put - S&P 500 Mini Index
(a)
N/A 1,576 158 $ 576 .25 09/30/2025 4,714 3,278 (1,436)
Total $ 15,754 $ 14,608 $ (1,146)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 618 $ 62 $ 633 .88 09/30/2025 $ (910) $ (958) $ (48)
Put - S&P 500 Mini Index
(a)
N/A 1,576 158 $ 518 .63 09/30/2025 (2,637) (1,674) 963
Total $ (3,547) $ (2,632) $ 915
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Glossary to the Schedule of Investments
December 31, 2024
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BLUE CHIP ACCOUNT
Class 3 shares
2024 $ 12 .24 ( $ 0 .06 ) $ 2 .63 $ 2 .57 $ – $ – $ 14 .81
2023 8 .80 ( 0 .01 ) 3 .45 3 .44 – – 12 .24
2022 12 .81 ( 0 .03 ) ( 3 .97 ) ( 4 .00 ) ( 0 .01 ) ( 0 .01 ) 8 .80
2021 10 .34 ( 0 .08 ) 2 .64 2 .56 ( 0 .09 ) ( 0 .09 ) 12 .81
2020(d) 10 .00 – 0 .34 0 .34 – – 10 .34

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
21 .00% $ 23,633 1 .05% (c) ( 0 .41 ) % 23 .1%
39 .09 16,196 1 .05 (c) ( 0 .08 ) 8 .8
( 31 .20 ) 8,679 1 .05 (c) ( 0 .33 ) 91 .9
24 .72 13,515 1 .05 (c) ( 0 .63 ) 12 .5
3 .40 (e) 5,170 1 .05 (c) ,(f) ( 0 .66 ) (f) 54 .6 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Subject to Manager's contractual expense limit.
(d) Period from December 9, 2020, date operations commenced, through December 31, 2020.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BOND MARKET INDEX ACCOUNT
Class 1 shares
2024 $ 9 .40 $ 0 .32 ( $ 0 .21 ) $ 0 .11 ( $ 0 .30 ) $ – ( $ 0 .30 ) $ 9 .21
2023 9 .13 0 .28 0 .21 0 .49 ( 0 .22 ) – ( 0 .22 ) 9 .40
2022 10 .76 0 .21 ( 1 .62 ) ( 1 .41 ) ( 0 .21 ) ( 0 .01 ) ( 0 .22 ) 9 .13
2021 11 .21 0 .17 ( 0 .37 ) ( 0 .20 ) ( 0 .22 ) ( 0 .03 ) ( 0 .25 ) 10 .76
2020 10 .72 0 .23 0 .55 0 .78 ( 0 .29 ) – ( 0 .29 ) 11 .21

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
1 .08% $ 2,160,284 0 .15% 3 .42% 49 .4%
5 .51 2,440,279 0 .15 3 .07 47 .4
( 13 .16 ) 2,290,071 0 .14 2 .19 102 .0
( 1 .83 ) 2,900,608 0 .14 1 .58 130 .5
7 .29 2,735,259 0 .14 2 .04 104 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE PLUS BOND ACCOUNT
Class 1 shares
2024 $ 9 .63 $ 0 .41 ( $ 0 .31 ) $ 0 .10 ( $ 0 .31 ) $ – ( $ 0 .31 ) $ 9 .42
2023 9 .42 0 .34 0 .15 0 .49 ( 0 .28 ) – ( 0 .28 ) 9 .63
2022 11 .48 0 .28 ( 1 .90 ) ( 1 .62 ) ( 0 .32 ) ( 0 .12 ) ( 0 .44 ) 9 .42
2021 12 .15 0 .25 ( 0 .30 ) ( 0 .05 ) ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) 11 .48
2020 11 .50 0 .23 0 .86 1 .09 ( 0 .44 ) – ( 0 .44 ) 12 .15

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
0 .90% $ 204,623 0 .49% 4 .25% 177 .7%
5 .34 199,271 0 .50 3 .57 143 .3
( 14 .13 ) 187,023 0 .49 2 .76 146 .8
( 0 .45 ) 236,382 0 .47 2 .12 150 .8
9 .55 255,956 0 .47 1 .92 210 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED BALANCED ACCOUNT
Class 1 shares
2024 $ 14 .21 $ 0 .37 $ 1 .03 $ 1 .40 ( $ 0 .33 ) ( $ 0 .47 ) ( $ 0 .80 ) $ 14 .81
2023 13 .57 0 .27 1 .57 1 .84 ( 0 .29 ) ( 0 .91 ) ( 1 .20 ) 14 .21
2022 18 .11 0 .28 ( 2 .96 ) ( 2 .68 ) ( 0 .40 ) ( 1 .46 ) ( 1 .86 ) 13 .57
2021 17 .58 0 .36 1 .55 1 .91 ( 0 .40 ) ( 0 .98 ) ( 1 .38 ) 18 .11
2020 16 .52 0 .36 1 .70 2 .06 ( 0 .40 ) ( 0 .60 ) ( 1 .00 ) 17 .58
Class 2 shares
2024 14 .26 0 .32 1 .05 1 .37 ( 0 .28 ) ( 0 .47 ) ( 0 .75 ) 14 .88
2023 13 .61 0 .24 1 .57 1 .81 ( 0 .25 ) ( 0 .91 ) ( 1 .16 ) 14 .26
2022 18 .15 0 .24 ( 2 .97 ) ( 2 .73 ) ( 0 .35 ) ( 1 .46 ) ( 1 .81 ) 13 .61
2021 17 .61 0 .31 1 .57 1 .88 ( 0 .36 ) ( 0 .98 ) ( 1 .34 ) 18 .15
2020 16 .55 0 .32 1 .70 2 .02 ( 0 .36 ) ( 0 .60 ) ( 0 .96 ) 17 .61
Class 3 shares
2024 14 .05 0 .33 1 .00 1 .33 ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 14 .60
2023 13 .45 0 .30 1 .47 1 .77 ( 0 .26 ) ( 0 .91 ) ( 1 .17 ) 14 .05
2022 18 .04 0 .26 ( 3 .00 ) ( 2 .74 ) ( 0 .39 ) ( 1 .46 ) ( 1 .85 ) 13 .45
2021 17 .58 0 .68 1 .16 1 .84 ( 0 .40 ) ( 0 .98 ) ( 1 .38 ) 18 .04
2020(d) 17 .32 0 .05 0 .21 0 .26 – – – 17 .58

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
9 .86% $ 34,312 0 .05% 2 .51% 12 .6%
14 .17 33,872 0 .05 1 .95 13 .9
( 14 .85 ) 32,564 0 .05 1 .79 19 .5
11 .06 41,982 0 .05 2 .00 14 .3
12 .96 40,515 0 .05 2 .18 23 .6
9 .67 585,489 0 .30 2 .14 12 .6
13 .86 701,248 0 .30 1 .68 13 .9
( 15 .10 ) 715,788 0 .30 1 .52 19 .5
10 .83 962,935 0 .30 1 .72 14 .3
12 .63 979,751 0 .30 1 .95 23 .6
9 .47 2,430 0 .45 (c) 2 .26 12 .6
13 .72 2,070 0 .45 2 .15 13 .9
( 15 .24 ) 563 0 .45 1 .72 19 .5
10 .65 327 0 .45 3 .79 14 .3
1 .50 (e) 10 0 .45 (f) 4 .31 (f) 23 .6 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Subject to Manager's contractual expense limit.
(d) Period from December 9, 2020, date operations commenced, through December 31, 2020.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED BALANCED ADAPTIVE ALLOCATION ACCOUNT
(c)
Class 2 shares
2024 $ 11 .66 $ 0 .26 $ 0 .73 $ 0 .99 ( $ 0 .20 ) ( $ 0 .15 ) ( $ 0 .35 ) $ 12 .30
2023 10 .53 0 .19 1 .18 1 .37 ( 0 .15 ) ( 0 .09 ) ( 0 .24 ) 11 .66
2022 13 .27 0 .16 ( 1 .99 ) ( 1 .83 ) ( 0 .20 ) ( 0 .71 ) ( 0 .91 ) 10 .53
2021 12 .40 0 .22 1 .02 1 .24 ( 0 .17 ) ( 0 .20 ) ( 0 .37 ) 13 .27
2020 11 .71 0 .20 0 .81 1 .01 ( 0 .18 ) ( 0 .14 ) ( 0 .32 ) 12 .40
Class 3 shares
2024 11 .63 0 .25 0 .72 0 .97 ( 0 .19 ) ( 0 .15 ) ( 0 .34 ) 12 .26
2023 10 .51 0 .18 1 .16 1 .34 ( 0 .13 ) ( 0 .09 ) ( 0 .22 ) 11 .63
2022 13 .23 0 .14 ( 1 .97 ) ( 1 .83 ) ( 0 .18 ) ( 0 .71 ) ( 0 .89 ) 10 .51
2021 12 .40 0 .19 1 .03 1 .22 ( 0 .19 ) ( 0 .20 ) ( 0 .39 ) 13 .23
2020(e) 12 .22 0 .04 0 .14 0 .18 – – – 12 .40

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .54% $ 234,904 0 .38% 2 .17% 32 .7%
13 .08 241,311 0 .38 1 .76 35 .7
( 13 .79 ) 207,220 0 .38 1 .40 104 .9
10 .08 229,787 0 .38 1 .67 47 .6
8 .82 184,469 0 .38 (d) 1 .73 83 .5
8 .35 12 0 .53 (d) 2 .08 32 .7
12 .83 11 0 .53 1 .61 35 .7
( 13 .84 ) 10 0 .53 1 .25 104 .9
9 .94 11 0 .53 1 .48 47 .6
1 .47 (f) 10 0 .53 (g) 5 .62 (g) 83 .5 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Effective May 1, 2024, Diversified Balanced Volatility Control Account changed its name to Diversified Balanced Adaptive Allocation Account.
(d) Subject to Manager's contractual expense limit.
(e) Period from December 9, 2020, date operations commenced, through December 31, 2020.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED BALANCED STRATEGIC ALLOCATION ACCOUNT
(c)
Class 2 shares
2024 $ 11 .67 $ 0 .26 $ 0 .77 $ 1 .03 ( $ 0 .23 ) ( $ 0 .33 ) ( $ 0 .56 ) $ 12 .14
2023 11 .00 0 .18 1 .22 1 .40 ( 0 .19 ) ( 0 .54 ) ( 0 .73 ) 11 .67
2022 14 .43 0 .17 ( 2 .27 ) ( 2 .10 ) ( 0 .35 ) ( 0 .98 ) ( 1 .33 ) 11 .00
2021 13 .65 0 .32 1 .03 1 .35 ( 0 .25 ) ( 0 .32 ) ( 0 .57 ) 14 .43
2020 12 .91 0 .24 1 .26 1 .50 ( 0 .25 ) ( 0 .51 ) ( 0 .76 ) 13 .65
Class 3 shares
2024 11 .62 0 .26 0 .74 1 .00 ( 0 .22 ) ( 0 .33 ) ( 0 .55 ) 12 .07
2023 10 .95 0 .18 1 .20 1 .38 ( 0 .17 ) ( 0 .54 ) ( 0 .71 ) 11 .62
2022 14 .38 0 .16 ( 2 .28 ) ( 2 .12 ) ( 0 .33 ) ( 0 .98 ) ( 1 .31 ) 10 .95
2021 13 .65 0 .31 1 .02 1 .33 ( 0 .28 ) ( 0 .32 ) ( 0 .60 ) 14 .38
2020(e) 13 .46 0 .04 0 .15 0 .19 – – – 13 .65

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .83% $ 112,520 0 .31% (d) 2 .16% 14 .6%
13 .09 134,117 0 .31 (d) 1 .62 16 .4
( 14 .63 ) 141,384 0 .31 (d) 1 .36 21 .0
9 .94 184,060 0 .31 (d) 2 .24 18 .7
12 .03 185,139 0 .31 (d) 1 .84 25 .0
8 .62 12 0 .46 (d) 2 .17 14 .6
13 .04 11 0 .46 1 .57 16 .4
( 14 .79 ) 9 0 .46 1 .28 21 .0
9 .81 11 0 .46 2 .17 18 .7
1 .41 (f) 10 0 .46 (g) 4 .31 (g) 25 .0 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Effective May 1, 2024, Diversified Balanced Managed Volatility Account changed its name to Diversified Balanced Strategic Allocation Account.
(d) Subject to Manager's contractual expense limit.
(e) Period from December 9, 2020, date operations commenced, through December 31, 2020.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED GROWTH ACCOUNT
Class 2 shares
2024 $ 17 .35 $ 0 .35 $ 1 .77 $ 2 .12 ( $ 0 .35 ) ( $ 0 .61 ) ( $ 0 .96 ) $ 18 .51
2023 16 .20 0 .27 2 .32 2 .59 ( 0 .29 ) ( 1 .15 ) ( 1 .44 ) 17 .35
2022 21 .68 0 .27 ( 3 .66 ) ( 3 .39 ) ( 0 .40 ) ( 1 .69 ) ( 2 .09 ) 16 .20
2021 20 .15 0 .37 2 .56 2 .93 ( 0 .38 ) ( 1 .02 ) ( 1 .40 ) 21 .68
2020 18 .69 0 .35 2 .12 2 .47 ( 0 .37 ) ( 0 .64 ) ( 1 .01 ) 20 .15
Class 3 shares
2024 17 .18 0 .47 1 .59 2 .06 ( 0 .38 ) ( 0 .61 ) ( 0 .99 ) 18 .25
2023 16 .07 0 .26 2 .28 2 .54 ( 0 .28 ) ( 1 .15 ) ( 1 .43 ) 17 .18
2022 21 .60 0 .23 ( 3 .64 ) ( 3 .41 ) ( 0 .43 ) ( 1 .69 ) ( 2 .12 ) 16 .07
2021 20 .15 0 .42 2 .48 2 .90 ( 0 .43 ) ( 1 .02 ) ( 1 .45 ) 21 .60
2020(d) 19 .80 0 .07 0 .28 0 .35 – – – 20 .15

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .26% $ 2,382,875 0 .30% 1 .90% 13 .2%
16 .60 3,076,955 0 .30 1 .59 13 .7
( 15 .70 ) 3,045,729 0 .30 1 .47 20 .1
14 .79 3,974,179 0 .30 1 .74 14 .7
13 .76 3,853,082 0 .30 1 .89 23 .0
12 .07 1,119 0 .45 (c) 2 .55 13 .2
16 .40 281 0 .45 1 .56 13 .7
( 15 .84 ) 208 0 .45 1 .27 20 .1
14 .63 277 0 .45 2 .00 14 .7
1 .77 (e) 10 0 .45 (f) 5 .91 (f) 23 .0 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Subject to Manager's contractual expense limit.
(d) Period from December 9, 2020, date operations commenced, through December 31, 2020.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED GROWTH ADAPTIVE ALLOCATION ACCOUNT
(c)
Class 2 shares
2024 $ 12 .42 $ 0 .27 $ 1 .08 $ 1 .35 ( $ 0 .19 ) ( $ 0 .23 ) ( $ 0 .42 ) $ 13 .35
2023 11 .07 0 .20 1 .47 1 .67 ( 0 .14 ) ( 0 .18 ) ( 0 .32 ) 12 .42
2022 14 .07 0 .17 ( 2 .12 ) ( 1 .95 ) ( 0 .20 ) ( 0 .85 ) ( 1 .05 ) 11 .07
2021 12 .68 0 .23 1 .52 1 .75 ( 0 .16 ) ( 0 .20 ) ( 0 .36 ) 14 .07
2020 12 .00 0 .19 0 .86 1 .05 ( 0 .18 ) ( 0 .19 ) ( 0 .37 ) 12 .68
Class 3 shares
2024 12 .39 0 .26 1 .06 1 .32 ( 0 .17 ) ( 0 .23 ) ( 0 .40 ) 13 .31
2023 11 .04 0 .18 1 .47 1 .65 ( 0 .12 ) ( 0 .18 ) ( 0 .30 ) 12 .39
2022 14 .03 0 .14 ( 2 .10 ) ( 1 .96 ) ( 0 .18 ) ( 0 .85 ) ( 1 .03 ) 11 .04
2021 12 .68 0 .20 1 .53 1 .73 ( 0 .18 ) ( 0 .20 ) ( 0 .38 ) 14 .03
2020(e) 12 .47 0 .05 0 .16 0 .21 – – – 12 .68

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
10 .88% $ 1,548,784 0 .37% 2 .08% 38 .9%
15 .33 1,440,339 0 .37 1 .68 38 .6
( 13 .82 ) 1,196,821 0 .37 1 .36 101 .8
13 .89 1,277,128 0 .37 1 .69 57 .4
8 .98 995,575 0 .37 1 .63 85 .9
10 .69 13 0 .52 (d) 1 .95 38 .9
15 .19 11 0 .52 1 .53 38 .6
( 13 .97 ) 10 0 .52 1 .18 101 .8
13 .74 12 0 .52 1 .46 57 .4
1 .68 (f) 10 0 .52 (g) 7 .20 (g) 85 .9 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Effective May 1, 2024, Diversified Growth Volatility Control Account changed its name to Diversified Growth Adaptive Allocation Account.
(d) Subject to Manager's contractual expense limit.
(e) Period from December 9, 2020, date operations commenced, through December 31, 2020.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED GROWTH STRATEGIC ALLOCATION ACCOUNT
(c)
Class 2 shares
2024 $ 12 .59 $ 0 .26 $ 1 .15 $ 1 .41 ( $ 0 .24 ) ( $ 0 .49 ) ( $ 0 .73 ) $ 13 .27
2023 11 .75 0 .19 1 .58 1 .77 ( 0 .18 ) ( 0 .75 ) ( 0 .93 ) 12 .59
2022 15 .66 0 .17 ( 2 .54 ) ( 2 .37 ) ( 0 .40 ) ( 1 .14 ) ( 1 .54 ) 11 .75
2021 14 .33 0 .36 1 .58 1 .94 ( 0 .24 ) ( 0 .37 ) ( 0 .61 ) 15 .66
2020 13 .53 0 .23 1 .46 1 .69 ( 0 .25 ) ( 0 .64 ) ( 0 .89 ) 14 .33
Class 3 shares
2024 12 .52 0 .27 1 .11 1 .38 ( 0 .23 ) ( 0 .49 ) ( 0 .72 ) 13 .18
2023 11 .70 0 .18 1 .56 1 .74 ( 0 .17 ) ( 0 .75 ) ( 0 .92 ) 12 .52
2022 15 .59 0 .15 ( 2 .51 ) ( 2 .36 ) ( 0 .39 ) ( 1 .14 ) ( 1 .53 ) 11 .70
2021 14 .33 0 .35 1 .56 1 .91 ( 0 .28 ) ( 0 .37 ) ( 0 .65 ) 15 .59
2020(e) 14 .09 0 .05 0 .19 0 .24 – – – 14 .33

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
11 .22% $ 243,336 0 .31% 1 .98% 20 .1%
15 .60 293,439 0 .31 1 .53 15 .6
( 15 .12 ) 292,960 0 .30 1 .25 19 .9
13 .70 388,912 0 .30 2 .39 17 .4
13 .06 378,238 0 .30 (d) 1 .74 22 .3
11 .07 13 0 .46 (d) 2 .01 20 .1
15 .37 11 0 .46 1 .48 15 .6
( 15 .17 ) 10 0 .45 1 .17 19 .9
13 .44 12 0 .45 2 .31 17 .4
1 .70 (f) 10 0 .45 (g) 5 .91 (g) 22 .3 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Effective May 1, 2024, Diversified Growth Managed Volatility Account changed its name to Diversified Growth Strategic Allocation Account.
(d) Subject to Manager's contractual expense limit.
(e) Period from December 9, 2020, date operations commenced, through December 31, 2020.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INCOME ACCOUNT
Class 2 shares
2024 $ 12 .57 $ 0 .30 $ 0 .60 $ 0 .90 ( $ 0 .26 ) ( $ 0 .28 ) ( $ 0 .54 ) $ 12 .93
2023 12 .00 0 .22 1 .08 1 .30 ( 0 .22 ) ( 0 .51 ) ( 0 .73 ) 12 .57
2022 15 .21 0 .21 ( 2 .41 ) ( 2 .20 ) ( 0 .29 ) ( 0 .72 ) ( 1 .01 ) 12 .00
2021 14 .82 0 .26 0 .77 1 .03 ( 0 .29 ) ( 0 .35 ) ( 0 .64 ) 15 .21
2020 13 .82 0 .30 1 .23 1 .53 ( 0 .28 ) ( 0 .25 ) ( 0 .53 ) 14 .82
Class 3 shares
2024 12 .93 0 .32 0 .57 0 .89 ( 0 .25 ) ( 0 .28 ) ( 0 .53 ) 13 .29
2023 12 .21 0 .24 1 .08 1 .32 ( 0 .09 ) ( 0 .51 ) ( 0 .60 ) 12 .93
2022 15 .15 ( 0 .01 ) ( 2 .21 ) ( 2 .22 ) – ( 0 .72 ) ( 0 .72 ) 12 .21
2021 14 .82 0 .58 0 .42 1 .00 ( 0 .32 ) ( 0 .35 ) ( 0 .67 ) 15 .15
2020(f) 14 .65 0 .02 0 .15 0 .17 – – – 14 .82

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7 .11% $ 214,228 0 .31% – % 2 .35% 20 .5%
11 .20 246,966 0 .31 – 1 .80 15 .8
( 14 .54 ) 254,300 0 .30 – 1 .58 23 .5
6 .96 325,983 0 .30 (c) 0 .30 (d) 1 .75 24 .8
11 .27 323,525 0 .30 (c) 0 .30 (d) 2 .10 31 .2
6 .86 164 0 .46 (e) – 2 .37 20 .5
11 .08 87 0 .46 – 1 .90 15 .8
( 14 .73 ) 54 0 .45 – ( 0 .04 ) 23 .5
6 .78 781 0 .45 – 3 .83 24 .8
1 .16 (g) 10 0 .45 (h) – (h) 2 .69 (h) 31 .2 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Subject to Manager's voluntary expense limit.
(d) Excludes expense reimbursement from Manager.
(e) Subject to Manager's contractual expense limit.
(f) Period from December 9, 2020, date operations commenced, through December 31, 2020.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2024 $ 15 .49 $ 0 .26 $ 0 .49 $ 0 .75 ( $ 0 .51 ) $ – ( $ 0 .51 ) $ 15 .73
2023 13 .36 0 .25 2 .07 2 .32 ( 0 .19 ) – ( 0 .19 ) 15 .49
2022 19 .17 0 .31 ( 4 .21 ) ( 3 .90 ) ( 0 .42 ) ( 1 .49 ) ( 1 .91 ) 13 .36
2021 17 .77 0 .28 1 .46 1 .74 ( 0 .25 ) ( 0 .09 ) ( 0 .34 ) 19 .17
2020 15 .71 0 .18 2 .29 2 .47 ( 0 .41 ) – ( 0 .41 ) 17 .77

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .71% $ 245,348 0 .85% 1 .56% 26 .5%
17 .45 256,075 0 .93 1 .75 36 .5
( 20 .00 ) 236,721 0 .92 2 .02 46 .9
9 .75 299,426 0 .90 1 .49 36 .6
16 .16 291,726 0 .92 1 .19 47 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
EQUITY INCOME ACCOUNT
Class 1 shares
2024 $ 27 .51 $ 0 .56 $ 3 .69 $ 4 .25 ( $ 0 .64 ) ( $ 0 .29 ) ( $ 0 .93 ) $ 30 .83
2023 26 .54 0 .64 2 .20 2 .84 ( 0 .58 ) ( 1 .29 ) ( 1 .87 ) 27 .51
2022 34 .25 0 .59 ( 4 .25 ) ( 3 .66 ) ( 0 .60 ) ( 3 .45 ) ( 4 .05 ) 26 .54
2021 28 .54 0 .55 5 .82 6 .37 ( 0 .64 ) ( 0 .02 ) ( 0 .66 ) 34 .25
2020 28 .19 0 .55 1 .08 1 .63 ( 0 .52 ) ( 0 .76 ) ( 1 .28 ) 28 .54
Class 2 shares
2024 27 .11 0 .48 3 .63 4 .11 ( 0 .57 ) ( 0 .29 ) ( 0 .86 ) 30 .36
2023 26 .19 0 .57 2 .16 2 .73 ( 0 .52 ) ( 1 .29 ) ( 1 .81 ) 27 .11
2022 33 .87 0 .51 ( 4 .20 ) ( 3 .69 ) ( 0 .54 ) ( 3 .45 ) ( 3 .99 ) 26 .19
2021 28 .26 0 .47 5 .75 6 .22 ( 0 .59 ) ( 0 .02 ) ( 0 .61 ) 33 .87
2020 27 .93 0 .48 1 .06 1 .54 ( 0 .45 ) ( 0 .76 ) ( 1 .21 ) 28 .26
Class 3 shares
2024 27 .24 0 .44 3 .65 4 .09 ( 0 .60 ) ( 0 .29 ) ( 0 .89 ) 30 .44
2023 26 .30 0 .55 2 .21 2 .76 ( 0 .53 ) ( 1 .29 ) ( 1 .82 ) 27 .24
2022 34 .10 0 .47 ( 4 .23 ) ( 3 .76 ) ( 0 .59 ) ( 3 .45 ) ( 4 .04 ) 26 .30
2021 28 .53 0 .47 5 .76 6 .23 ( 0 .64 ) ( 0 .02 ) ( 0 .66 ) 34 .10
2020(d) 27 .94 0 .03 0 .56 0 .59 – – – 28 .53

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
15 .50% $ 615,060 0 .48% 1 .88% 20 .3%
11 .22 598,294 0 .49 2 .41 12 .9
( 10 .50 ) 625,764 0 .48 1 .99 19 .6
22 .47 701,625 0 .47 1 .73 9 .6
6 .43 755,882 0 .48 2 .18 21 .0
15 .23 73,952 0 .73 1 .63 20 .3
10 .93 65,603 0 .74 2 .16 12 .9
( 10 .72 ) 56,495 0 .73 1 .75 19 .6
22 .15 53,723 0 .72 1 .48 9 .6
6 .15 33,951 0 .73 1 .93 21 .0
15 .07 2,060 0 .88 (c) 1 .47 20 .3
11 .00 1,105 0 .89 2 .08 12 .9
( 10 .86 ) 308 0 .88 1 .61 19 .6
21 .97 148 0 .87 1 .43 9 .6
2 .11 (e) 10 0 .88 (f) 1 .88 (f) 21 .0 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Subject to Manager's contractual expense limit.
(d) Period from December 9, 2020, date operations commenced, through December 31, 2020.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL EMERGING MARKETS ACCOUNT
Class 1 shares
2024 $ 14 .69 $ 0 .19 $ 0 .76 $ 0 .95 ( $ 0 .31 ) $ – ( $ 0 .31 ) $ 15 .33
2023 13 .39 0 .21 1 .45 1 .66 ( 0 .36 ) – ( 0 .36 ) 14 .69
2022 19 .67 0 .31 ( 4 .78 ) ( 4 .47 ) ( 0 .26 ) ( 1 .55 ) ( 1 .81 ) 13 .39
2021 19 .94 0 .21 ( 0 .08 ) 0 .13 ( 0 .09 ) ( 0 .31 ) ( 0 .40 ) 19 .67
2020 17 .13 0 .12 3 .10 3 .22 ( 0 .41 ) – ( 0 .41 ) 19 .94

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .51% $ 65,475 1 .14% 1 .22% 59 .3%
12 .53 67,407 1 .16 (c) 1 .50 33 .0
( 22 .66 ) 68,015 1 .10 (c) 1 .98 34 .5
0 .58 90,815 1 .18 (c) 1 .01 35 .7
19 .23 93,839 1 .21 (c) ,(d) 0 .71 57 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Subject to Manager's contractual expense limit.
(d) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2024 $ 8 .42 $ 0 .28 ( $ 0 .22 ) $ 0 .06 ( $ 0 .26 ) ( $ 0 .26 ) $ 8 .22
2023 8 .24 0 .23 0 .14 0 .37 ( 0 .19 ) ( 0 .19 ) 8 .42
2022 9 .48 0 .12 ( 1 .24 ) ( 1 .12 ) ( 0 .12 ) ( 0 .12 ) 8 .24
2021 9 .83 0 .04 ( 0 .17 ) ( 0 .13 ) ( 0 .22 ) ( 0 .22 ) 9 .48
2020 9 .81 0 .12 0 .16 0 .28 ( 0 .26 ) ( 0 .26 ) 9 .83

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
0 .62% $ 111,374 0 .52% 3 .33% 249 .9%
4 .64 121,708 0 .53 2 .82 173 .6
( 11 .81 ) 138,346 0 .50 1 .32 281 .4
( 1 .32 ) 197,777 0 .50 0 .40 360 .7
2 .87 227,996 0 .51 1 .22 124 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2024 $ 40 .42 ( $ 0 .04 ) $ 10 .07 $ 10 .03 $ – ( $ 2 .29 ) ( $ 2 .29 ) $ 48 .16
2023 30 .22 – 12 .03 12 .03 – ( 1 .83 ) ( 1 .83 ) 40 .42
2022 52 .48 ( 0 .06 ) ( 17 .54 ) ( 17 .60 ) – ( 4 .66 ) ( 4 .66 ) 30 .22
2021 48 .46 ( 0 .14 ) 10 .65 10 .51 – ( 6 .49 ) ( 6 .49 ) 52 .48
2020 37 .64 ( 0 .06 ) 13 .36 13 .30 ( 0 .01 ) ( 2 .47 ) ( 2 .48 ) 48 .46

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
25 .14% $ 645,210 0 .67% (c) ( 0 .10 ) % 40 .9%
40 .34 580,072 0 .69 (c) ( 0 .01 ) 28 .2
( 34 .16 ) 439,493 0 .69 (c) ( 0 .16 ) 28 .1
21 .89 706,656 0 .66 (c) ( 0 .26 ) 22 .1
36 .20 612,357 0 .69 (c) ( 0 .14 ) 42 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX ACCOUNT
Class 1 shares
2024 $ 21 .73 $ 0 .29 $ 4 .98 $ 5 .27 ( $ 0 .37 ) ( $ 1 .54 ) ( $ 1 .91 ) $ 25 .09
2023 18 .24 0 .30 4 .36 4 .66 ( 0 .30 ) ( 0 .87 ) ( 1 .17 ) 21 .73
2022 25 .53 0 .29 ( 4 .92 ) ( 4 .63 ) ( 0 .28 ) ( 2 .38 ) ( 2 .66 ) 18 .24
2021 21 .94 0 .27 5 .77 6 .04 ( 0 .35 ) ( 2 .10 ) ( 2 .45 ) 25 .53
2020 20 .19 0 .31 3 .12 3 .43 ( 0 .37 ) ( 1 .31 ) ( 1 .68 ) 21 .94
Class 2 shares
2024 21 .30 0 .23 4 .88 5 .11 ( 0 .33 ) ( 1 .54 ) ( 1 .87 ) 24 .54
2023 17 .91 0 .25 4 .26 4 .51 ( 0 .25 ) ( 0 .87 ) ( 1 .12 ) 21 .30
2022 25 .13 0 .23 ( 4 .83 ) ( 4 .60 ) ( 0 .24 ) ( 2 .38 ) ( 2 .62 ) 17 .91
2021 21 .65 0 .21 5 .69 5 .90 ( 0 .32 ) ( 2 .10 ) ( 2 .42 ) 25 .13
2020 19 .97 0 .26 3 .07 3 .33 ( 0 .34 ) ( 1 .31 ) ( 1 .65 ) 21 .65

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
24 .74% $ 2,564,595 0 .21% 1 .21% 2 .4%
25 .97 2,735,181 0 .21 1 .49 2 .3
( 18 .33 ) 2,516,267 0 .24 1 .34 9 .0
28 .33 3,162,615 0 .25 1 .11 2 .6
18 .08 2,892,842 0 .25 1 .60 11 .1
24 .39 (c) 69,311 0 .46 0 .96 2 .4
25 .68 (c) 52,310 0 .46 1 .24 2 .3
( 18 .53 ) 42,034 0 .49 1 .10 9 .0
28 .05 46,634 0 .50 0 .86 2 .6
17 .77 27,801 0 .50 1 .35 11 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 MANAGED VOLATILITY INDEX ACCOUNT
Class 1 shares
2024 $ 15 .95 $ 0 .21 $ 3 .22 $ 3 .43 ( $ 0 .30 ) ( $ 1 .84 ) ( $ 2 .14 ) $ 17 .24
2023 13 .88 0 .22 2 .99 3 .21 ( 0 .20 ) ( 0 .94 ) ( 1 .14 ) 15 .95
2022 18 .86 0 .17 ( 3 .34 ) ( 3 .17 ) ( 0 .17 ) ( 1 .64 ) ( 1 .81 ) 13 .88
2021 16 .90 0 .15 4 .02 4 .17 ( 0 .23 ) ( 1 .98 ) ( 2 .21 ) 18 .86
2020 15 .06 0 .20 2 .24 2 .44 ( 0 .25 ) ( 0 .35 ) ( 0 .60 ) 16 .90

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
22 .16% $ 147,935 0 .36% 1 .21% 11 .4%
23 .67 178,475 0 .37 1 .45 5 .7
( 16 .95 ) 181,155 0 .46 1 .09 8 .3
25 .55 239,895 0 .46 0 .84 2 .6
16 .67 235,112 0 .46 1 .31 8 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP ACCOUNT
Class 1 shares
2024 $ 63 .02 $ 0 .21 $ 12 .30 $ 12 .51 ( $ 0 .17 ) ( $ 6 .14 ) ( $ 6 .31 ) $ 69 .22
2023 51 .25 0 .17 13 .04 13 .21 – ( 1 .44 ) ( 1 .44 ) 63 .02
2022 74 .76 0 .11 ( 17 .16 ) ( 17 .05 ) ( 0 .11 ) ( 6 .35 ) ( 6 .46 ) 51 .25
2021 63 .69 – 15 .93 15 .93 ( 0 .09 ) ( 4 .77 ) ( 4 .86 ) 74 .76
2020 59 .93 0 .08 9 .93 10 .01 ( 0 .44 ) ( 5 .81 ) ( 6 .25 ) 63 .69
Class 2 shares
2024 61 .99 0 .05 12 .08 12 .13 ( 0 .04 ) ( 6 .14 ) ( 6 .18 ) 67 .94
2023 50 .56 0 .04 12 .83 12 .87 – ( 1 .44 ) ( 1 .44 ) 61 .99
2022 73 .89 ( 0 .03 ) ( 16 .95 ) ( 16 .98 ) – ( 6 .35 ) ( 6 .35 ) 50 .56
2021 63 .08 ( 0 .18 ) 15 .76 15 .58 – ( 4 .77 ) ( 4 .77 ) 73 .89
2020 59 .42 ( 0 .07 ) 9 .84 9 .77 ( 0 .30 ) ( 5 .81 ) ( 6 .11 ) 63 .08

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
20 .27% (c) $ 645,646 0 .53% 0 .31% 20 .8%
26 .08 (c) 573,406 0 .55 0 .30 8 .8
( 22 .98 ) 554,971 0 .54 0 .19 15 .1
25 .53 711,126 0 .53 ( 0 .01 ) 17 .1
18 .33 (c) 604,094 0 .54 0 .14 12 .2
19 .98 48,746 0 .78 0 .07 20 .8
25 .74 41,324 0 .80 0 .07 8 .8
( 23 .16 ) 32,800 0 .79 ( 0 .05 ) 15 .1
25 .20 38,773 0 .78 ( 0 .26 ) 17 .1
18 .07 25,643 0 .79 ( 0 .12 ) 12 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2024 $ 35 .30 $ 0 .23 $ 8 .81 $ 9 .04 ( $ 0 .31 ) ( $ 1 .31 ) ( $ 1 .62 ) $ 42 .72
2023 30 .36 0 .30 7 .12 7 .42 ( 0 .28 ) ( 2 .20 ) ( 2 .48 ) 35 .30
2022 41 .87 0 .30 ( 7 .16 ) ( 6 .86 ) ( 0 .29 ) ( 4 .36 ) ( 4 .65 ) 30 .36
2021 34 .30 0 .28 9 .13 9 .41 ( 0 .33 ) ( 1 .51 ) ( 1 .84 ) 41 .87
2020 30 .72 0 .31 5 .21 5 .52 ( 0 .41 ) ( 1 .53 ) ( 1 .94 ) 34 .30
Class 2 shares
2024 34 .55 0 .13 8 .61 8 .74 ( 0 .24 ) ( 1 .31 ) ( 1 .55 ) 41 .74
2023 29 .78 0 .21 6 .98 7 .19 ( 0 .22 ) ( 2 .20 ) ( 2 .42 ) 34 .55
2022 41 .19 0 .21 ( 7 .04 ) ( 6 .83 ) ( 0 .22 ) ( 4 .36 ) ( 4 .58 ) 29 .78
2021 33 .81 0 .18 8 .99 9 .17 ( 0 .28 ) ( 1 .51 ) ( 1 .79 ) 41 .19
2020 30 .32 0 .24 5 .13 5 .37 ( 0 .35 ) ( 1 .53 ) ( 1 .88 ) 33 .81

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
25 .85% $ 144,682 0 .63% 0 .58% 44 .9%
25 .15 134,161 0 .65 0 .90 49 .6
( 16 .42 ) 121,010 0 .63 0 .85 53 .1
27 .82 163,159 0 .63 0 .73 30 .6
18 .72 147,026 0 .63 1 .03 36 .5
25 .54 76,918 0 .88 0 .32 44 .9
24 .85 49,164 0 .90 0 .66 49 .6
( 16 .62 ) 33,069 0 .88 0 .63 53 .1
27 .50 31,088 0 .88 0 .47 30 .6
18 .44 18,688 0 .88 0 .79 36 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2020 ACCOUNT
Class 1 shares
2024 $ 12 .50 $ 0 .37 $ 0 .56 $ 0 .93 ( $ 0 .38 ) ( $ 0 .16 ) ( $ 0 .54 ) $ 12 .89
2023 11 .62 0 .34 1 .06 1 .40 ( 0 .33 ) ( 0 .19 ) ( 0 .52 ) 12 .50
2022 15 .19 0 .30 ( 2 .47 ) ( 2 .17 ) ( 0 .45 ) ( 0 .95 ) ( 1 .40 ) 11 .62
2021 14 .99 0 .42 0 .94 1 .36 ( 0 .26 ) ( 0 .90 ) ( 1 .16 ) 15 .19
2020 13 .90 0 .25 1 .49 1 .74 ( 0 .38 ) ( 0 .27 ) ( 0 .65 ) 14 .99

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .43% $ 145,432 0 .01% 2 .84% 38 .8%
12 .26 152,073 0 .02 2 .80 14 .0
( 14 .38 ) 151,551 0 .01 2 .32 25 .4
9 .17 196,334 0 .00 2 .72 23 .3
12 .89 194,167 0 .01 1 .81 53 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2030 ACCOUNT
Class 1 shares
2024 $ 12 .95 $ 0 .34 $ 0 .83 $ 1 .17 ( $ 0 .30 ) ( $ 0 .14 ) ( $ 0 .44 ) $ 13 .68
2023 11 .70 0 .31 1 .42 1 .73 ( 0 .22 ) ( 0 .26 ) ( 0 .48 ) 12 .95
2022 15 .60 0 .25 ( 2 .87 ) ( 2 .62 ) ( 0 .38 ) ( 0 .90 ) ( 1 .28 ) 11 .70
2021 14 .51 0 .43 1 .41 1 .84 ( 0 .21 ) ( 0 .54 ) ( 0 .75 ) 15 .60
2020 13 .12 0 .23 1 .67 1 .90 ( 0 .28 ) ( 0 .23 ) ( 0 .51 ) 14 .51

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
9 .05% $ 296,715 0 .00% 2 .52% 51 .1%
15 .09 276,060 0 .01 2 .55 14 .2
( 16 .84 ) 227,664 0 .00 1 .89 25 .6
12 .79 262,864 0 .00 2 .78 26 .8
14 .89 228,291 0 .01 1 .77 52 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 ACCOUNT
Class 1 shares
2024 $ 16 .60 $ 0 .36 $ 1 .56 $ 1 .92 ( $ 0 .31 ) ( $ 0 .24 ) ( $ 0 .55 ) $ 17 .97
2023 14 .59 0 .34 2 .28 2 .62 ( 0 .21 ) ( 0 .40 ) ( 0 .61 ) 16 .60
2022 19 .94 0 .25 ( 3 .85 ) ( 3 .60 ) ( 0 .55 ) ( 1 .20 ) ( 1 .75 ) 14 .59
2021 18 .09 0 .62 2 .13 2 .75 ( 0 .25 ) ( 0 .65 ) ( 0 .90 ) 19 .94
2020 16 .22 0 .29 2 .23 2 .52 ( 0 .32 ) ( 0 .33 ) ( 0 .65 ) 18 .09

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
11 .55% $ 175,508 0 .01% 2 .02% 42 .5%
18 .27 150,890 0 .02 2 .17 21 .2
( 18 .10 ) 118,055 0 .01 1 .52 25 .2
15 .29 134,172 0 .01 3 .18 19 .9
16 .11 107,137 0 .01 1 .82 38 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2050 ACCOUNT
Class 1 shares
2024 $ 16 .11 $ 0 .28 $ 1 .85 $ 2 .13 ( $ 0 .25 ) ( $ 0 .26 ) ( $ 0 .51 ) $ 17 .73
2023 13 .96 0 .28 2 .52 2 .80 ( 0 .18 ) ( 0 .47 ) ( 0 .65 ) 16 .11
2022 19 .60 0 .20 ( 3 .88 ) ( 3 .68 ) ( 0 .59 ) ( 1 .37 ) ( 1 .96 ) 13 .96
2021 17 .47 0 .64 2 .32 2 .96 ( 0 .22 ) ( 0 .61 ) ( 0 .83 ) 19 .60
2020 15 .59 0 .27 2 .24 2 .51 ( 0 .28 ) ( 0 .35 ) ( 0 .63 ) 17 .47

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
13 .29% $ 82,359 0 .01% 1 .59% 45 .5%
20 .38 70,704 0 .03 1 .83 24 .8
( 18 .81 ) 56,830 0 .01 1 .22 33 .0
17 .02 68,527 0 .01 3 .37 28 .1
16 .68 49,779 0 .02 1 .75 32 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2060 ACCOUNT
Class 1 shares
2024 $ 15 .67 $ 0 .29 $ 1 .78 $ 2 .07 ( $ 0 .22 ) ( $ 0 .24 ) ( $ 0 .46 ) $ 17 .28
2023 13 .56 0 .28 2 .42 2 .70 ( 0 .16 ) ( 0 .43 ) ( 0 .59 ) 15 .67
2022 18 .81 0 .19 ( 3 .71 ) ( 3 .52 ) ( 0 .52 ) ( 1 .21 ) ( 1 .73 ) 13 .56
2021 16 .49 0 .61 2 .33 2 .94 ( 0 .18 ) ( 0 .44 ) ( 0 .62 ) 18 .81
2020 14 .68 0 .25 2 .10 2 .35 ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 16 .49

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
13 .28% $ 29,544 0 .03% 1 .71% 43 .1%
20 .28 21,432 0 .09 1 .94 21 .1
( 18 .78 ) 15,131 0 .04 (c) 1 .21 36 .5
17 .96 17,280 0 .03 (c) 3 .38 25 .3
16 .58 11,468 0 .07 (c) 1 .73 58 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Class 1 shares
2024 $ 11 .03 $ 0 .35 $ 0 .39 $ 0 .74 ( $ 0 .31 ) ( $ 0 .02 ) ( $ 0 .33 ) $ 11 .44
2023 10 .12 0 .33 0 .76 1 .09 ( 0 .13 ) ( 0 .05 ) ( 0 .18 ) 11 .03
2022 12 .62 0 .28 ( 1 .93 ) ( 1 .65 ) ( 0 .37 ) ( 0 .48 ) ( 0 .85 ) 10 .12
2021 12 .84 0 .37 0 .21 0 .58 ( 0 .25 ) ( 0 .55 ) ( 0 .80 ) 12 .62
2020 11 .92 0 .25 0 .96 1 .21 ( 0 .28 ) ( 0 .01 ) ( 0 .29 ) 12 .84

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .71% $ 53,521 0 .02% 3 .04% 42 .4%
10 .79 55,858 0 .05 3 .15 15 .3
( 13 .09 ) 24,133 0 .03 2 .50 37 .6
4 .53 30,129 0 .02 2 .85 35 .6
10 .30 31,025 0 .03 2 .07 68 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2024 $ 18 .12 $ 0 .42 $ 0 .67 $ 1 .09 ( $ 0 .45 ) ( $ 0 .58 ) ( $ 1 .03 ) $ 18 .18
2023 16 .97 0 .44 1 .71 2 .15 ( 0 .35 ) ( 0 .65 ) ( 1 .00 ) 18 .12
2022 24 .82 0 .32 ( 6 .46 ) ( 6 .14 ) ( 0 .26 ) ( 1 .45 ) ( 1 .71 ) 16 .97
2021 19 .11 0 .28 7 .26 7 .54 ( 0 .33 ) ( 1 .50 ) ( 1 .83 ) 24 .82
2020 21 .50 0 .36 ( 1 .21 ) ( 0 .85 ) ( 0 .39 ) ( 1 .15 ) ( 1 .54 ) 19 .11
Class 2 shares
2024 18 .15 0 .71 0 .35 1 .06 ( 0 .41 ) ( 0 .58 ) ( 0 .99 ) 18 .22
2023 17 .00 0 .40 1 .71 2 .11 ( 0 .31 ) ( 0 .65 ) ( 0 .96 ) 18 .15
2022 24 .86 0 .28 ( 6 .47 ) ( 6 .19 ) ( 0 .22 ) ( 1 .45 ) ( 1 .67 ) 17 .00
2021 19 .16 0 .23 7 .26 7 .49 ( 0 .29 ) ( 1 .50 ) ( 1 .79 ) 24 .86
2020 21 .56 0 .34 ( 1 .24 ) ( 0 .90 ) ( 0 .35 ) ( 1 .15 ) ( 1 .50 ) 19 .16

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .59% $ 155,499 0 .79% 2 .31% 38 .8%
13 .33 143,715 0 .80 2 .57 16 .2
( 25 .41 ) 124,969 0 .79 1 .59 18 .5
40 .44 174,922 0 .82 1 .25 23 .1
( 3 .42 ) 129,617 0 .83 1 .89 35 .4
5 .41 99,850 1 .04 3 .88 38 .8
13 .01 10,644 1 .05 2 .33 16 .2
( 25 .58 ) 9,358 1 .04 1 .38 18 .5
40 .04 11,650 1 .07 1 .02 23 .1
( 3 .65 ) 6,965 1 .08 1 .80 35 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class 1 shares
2024 $ 13 .77 $ 0 .33 $ 1 .41 $ 1 .74 ( $ 0 .31 ) $ – ( $ 0 .31 ) $ 15 .20
2023 12 .71 0 .28 1 .69 1 .97 ( 0 .33 ) ( 0 .58 ) ( 0 .91 ) 13 .77
2022 18 .11 0 .33 ( 3 .23 ) ( 2 .90 ) ( 0 .38 ) ( 2 .12 ) ( 2 .50 ) 12 .71
2021 16 .51 0 .35 1 .91 2 .26 ( 0 .28 ) ( 0 .38 ) ( 0 .66 ) 18 .11
2020 15 .67 0 .26 1 .43 1 .69 ( 0 .35 ) ( 0 .50 ) ( 0 .85 ) 16 .51
Class 2 shares
2024 13 .52 0 .29 1 .38 1 .67 ( 0 .27 ) – ( 0 .27 ) 14 .92
2023 12 .50 0 .24 1 .65 1 .89 ( 0 .29 ) ( 0 .58 ) ( 0 .87 ) 13 .52
2022 17 .84 0 .29 ( 3 .17 ) ( 2 .88 ) ( 0 .34 ) ( 2 .12 ) ( 2 .46 ) 12 .50
2021 16 .29 0 .32 1 .85 2 .17 ( 0 .24 ) ( 0 .38 ) ( 0 .62 ) 17 .84
2020 15 .48 0 .23 1 .39 1 .62 ( 0 .31 ) ( 0 .50 ) ( 0 .81 ) 16 .29

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .62% $ 435,292 0 .23% 2 .21% 19 .4%
16 .00 449,622 0 .24 2 .09 26 .7
( 16 .15 ) 438,565 0 .23 2 .17 43 .2
13 .74 588,703 0 .23 2 .00 38 .9
11 .28 568,806 0 .23 1 .74 18 .9
12 .38 149,715 0 .48 2 .01 19 .4
15 .65 140,962 0 .49 1 .87 26 .7
( 16 .29 ) 129,635 0 .48 1 .98 43 .2
13 .39 156,241 0 .48 1 .83 38 .9
10 .96 134,181 0 .48 1 .56 18 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2024 $ 11 .05 $ 0 .31 $ 0 .68 $ 0 .99 ( $ 0 .30 ) $ – ( $ 0 .30 ) $ 11 .74
2023 10 .23 0 .28 0 .93 1 .21 ( 0 .31 ) ( 0 .08 ) ( 0 .39 ) 11 .05
2022 13 .61 0 .30 ( 2 .25 ) ( 1 .95 ) ( 0 .30 ) ( 1 .13 ) ( 1 .43 ) 10 .23
2021 12 .80 0 .29 0 .95 1 .24 ( 0 .25 ) ( 0 .18 ) ( 0 .43 ) 13 .61
2020 12 .19 0 .24 0 .89 1 .13 ( 0 .29 ) ( 0 .23 ) ( 0 .52 ) 12 .80
Class 2 shares
2024 10 .86 0 .28 0 .66 0 .94 ( 0 .27 ) – ( 0 .27 ) 11 .53
2023 10 .05 0 .25 0 .92 1 .17 ( 0 .28 ) ( 0 .08 ) ( 0 .36 ) 10 .86
2022 13 .40 0 .27 ( 2 .22 ) ( 1 .95 ) ( 0 .27 ) ( 1 .13 ) ( 1 .40 ) 10 .05
2021 12 .61 0 .26 0 .93 1 .19 ( 0 .22 ) ( 0 .18 ) ( 0 .40 ) 13 .40
2020 12 .03 0 .22 0 .86 1 .08 ( 0 .27 ) ( 0 .23 ) ( 0 .50 ) 12 .61

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .97% $ 131,291 0 .24% 2 .70% 23 .5%
11 .97 133,470 0 .25 2 .60 28 .4
( 14 .45 ) 134,379 0 .24 2 .57 52 .1
9 .71 169,338 0 .23 2 .13 41 .2
9 .60 164,411 0 .24 2 .03 23 .4
8 .69 32,076 0 .49 2 .47 23 .5
11 .80 31,903 0 .50 2 .41 28 .4
( 14 .69 ) 28,916 0 .49 2 .35 52 .1
9 .48 34,318 0 .48 1 .95 41 .2
9 .25 30,178 0 .49 1 .85 23 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2024 $ 19 .62 $ 0 .37 $ 2 .61 $ 2 .98 ( $ 0 .32 ) $ – ( $ 0 .32 ) $ 22 .28
2023 17 .65 0 .31 3 .01 3 .32 ( 0 .34 ) ( 1 .01 ) ( 1 .35 ) 19 .62
2022 24 .82 0 .36 ( 4 .75 ) ( 4 .39 ) ( 0 .45 ) ( 2 .33 ) ( 2 .78 ) 17 .65
2021 21 .75 0 .44 3 .40 3 .84 ( 0 .29 ) ( 0 .48 ) ( 0 .77 ) 24 .82
2020 19 .94 0 .28 2 .22 2 .50 ( 0 .37 ) ( 0 .32 ) ( 0 .69 ) 21 .75
Class 2 shares
2024 19 .21 0 .32 2 .55 2 .87 ( 0 .28 ) – ( 0 .28 ) 21 .80
2023 17 .31 0 .27 2 .94 3 .21 ( 0 .30 ) ( 1 .01 ) ( 1 .31 ) 19 .21
2022 24 .39 0 .31 ( 4 .66 ) ( 4 .35 ) ( 0 .40 ) ( 2 .33 ) ( 2 .73 ) 17 .31
2021 21 .40 0 .39 3 .32 3 .71 ( 0 .24 ) ( 0 .48 ) ( 0 .72 ) 24 .39
2020 19 .63 0 .24 2 .17 2 .41 ( 0 .32 ) ( 0 .32 ) ( 0 .64 ) 21 .40

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
15 .23% $ 213,465 0 .23% 1 .73% 20 .8%
19 .37 205,429 0 .24 1 .66 28 .0
( 17 .79 ) 190,273 0 .23 1 .75 43 .0
17 .75 242,713 0 .23 1 .85 43 .6
12 .95 226,009 0 .23 1 .46 20 .7
14 .94 194,942 0 .48 1 .51 20 .8
19 .05 181,031 0 .49 1 .45 28 .0
( 17 .97 ) 155,472 0 .48 1 .52 43 .0
17 .44 192,114 0 .48 1 .67 43 .6
12 .68 158,606 0 .48 1 .28 20 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2024 $ 10 .75 $ 0 .35 $ 0 .37 $ 0 .72 ( $ 0 .34 ) $ – ( $ 0 .34 ) $ 11 .13
2023 10 .17 0 .30 0 .63 0 .93 ( 0 .35 ) – ( 0 .35 ) 10 .75
2022 13 .17 0 .32 ( 2 .03 ) ( 1 .71 ) ( 0 .35 ) ( 0 .94 ) ( 1 .29 ) 10 .17
2021 12 .81 0 .32 0 .55 0 .87 ( 0 .31 ) ( 0 .20 ) ( 0 .51 ) 13 .17
2020 12 .58 0 .31 0 .57 0 .88 ( 0 .36 ) ( 0 .29 ) ( 0 .65 ) 12 .81
Class 2 shares
2024 10 .59 0 .31 0 .38 0 .69 ( 0 .31 ) – ( 0 .31 ) 10 .97
2023 10 .02 0 .28 0 .61 0 .89 ( 0 .32 ) – ( 0 .32 ) 10 .59
2022 13 .00 0 .29 ( 2 .01 ) ( 1 .72 ) ( 0 .32 ) ( 0 .94 ) ( 1 .26 ) 10 .02
2021 12 .66 0 .30 0 .53 0 .83 ( 0 .29 ) ( 0 .20 ) ( 0 .49 ) 13 .00
2020 12 .44 0 .28 0 .56 0 .84 ( 0 .33 ) ( 0 .29 ) ( 0 .62 ) 12 .66

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .69% $ 93,732 0 .24% 3 .15% 21 .9%
9 .37 99,003 0 .25 2 .87 24 .8
( 13 .11 ) 108,390 0 .24 2 .82 54 .1
6 .89 148,266 0 .23 2 .41 44 .0
7 .27 149,396 0 .24 2 .51 38 .6
6 .43 (c) 33,506 0 .49 2 .86 21 .9
9 .21 (c) 37,028 0 .50 2 .72 24 .8
( 13 .37 ) 34,633 0 .49 2 .58 54 .1
6 .61 45,586 0 .48 2 .31 44 .0
7 .03 34,866 0 .49 2 .31 38 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2024 $ 22 .88 $ 0 .37 $ 3 .52 $ 3 .89 ( $ 0 .28 ) $ – ( $ 0 .28 ) $ 26 .49
2023 19 .76 0 .28 3 .95 4 .23 ( 0 .31 ) ( 0 .80 ) ( 1 .11 ) 22 .88
2022 28 .09 0 .33 ( 5 .59 ) ( 5 .26 ) ( 0 .52 ) ( 2 .55 ) ( 3 .07 ) 19 .76
2021 24 .17 0 .53 4 .24 4 .77 ( 0 .26 ) ( 0 .59 ) ( 0 .85 ) 28 .09
2020 21 .85 0 .26 2 .96 3 .22 ( 0 .38 ) ( 0 .52 ) ( 0 .90 ) 24 .17
Class 2 shares
2024 22 .43 0 .31 3 .43 3 .74 ( 0 .23 ) – ( 0 .23 ) 25 .94
2023 19 .39 0 .22 3 .88 4 .10 ( 0 .26 ) ( 0 .80 ) ( 1 .06 ) 22 .43
2022 27 .62 0 .27 ( 5 .49 ) ( 5 .22 ) ( 0 .46 ) ( 2 .55 ) ( 3 .01 ) 19 .39
2021 23 .80 0 .46 4 .16 4 .62 ( 0 .21 ) ( 0 .59 ) ( 0 .80 ) 27 .62
2020 21 .53 0 .22 2 .91 3 .13 ( 0 .34 ) ( 0 .52 ) ( 0 .86 ) 23 .80

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
17 .02% $ 225,322 0 .23% 1 .45% 20 .5%
21 .86 203,367 0 .24 1 .31 30 .2
( 18 .78 ) 174,041 0 .23 1 .45 40 .8
19 .86 223,578 0 .23 1 .97 35 .9
15 .40 187,904 0 .23 1 .24 22 .3
16 .68 225,336 0 .48 1 .23 20 .5
21 .58 196,700 0 .49 1 .07 30 .2
( 18 .98 ) 164,885 0 .48 1 .22 40 .8
19 .54 205,369 0 .48 1 .76 35 .9
15 .13 167,706 0 .48 1 .09 22 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2024 $ 2 .50 $ 0 .10 $ 0 .03 $ 0 .13 ( $ 0 .09 ) $ – ( $ 0 .09 ) $ 2 .54
2023 2 .41 0 .08 0 .05 0 .13 ( 0 .04 ) – ( 0 .04 ) 2 .50
2022 2 .53 0 .04 ( 0 .13 ) ( 0 .09 ) ( 0 .03 ) – ( 0 .03 ) 2 .41
2021 2 .60 0 .03 ( 0 .05 ) ( 0 .02 ) ( 0 .04 ) ( 0 .01 ) ( 0 .05 ) 2 .53
2020 2 .57 0 .04 0 .05 0 .09 ( 0 .06 ) – ( 0 .06 ) 2 .60

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .09% $ 133,871 0 .41% 4 .02% 47 .8%
5 .60 135,924 0 .43 3 .40 38 .7
( 3 .45 ) 134,122 0 .46 1 .74 57 .7
( 0 .72 ) 140,532 0 .47 1 .09 56 .7
3 .36 157,019 0 .51 (c) 1 .61 73 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP ACCOUNT
Class 1 shares
2024 $ 15 .02 $ 0 .07 $ 0 .97 $ 1 .04 ( $ 0 .06 ) ( $ 0 .31 ) ( $ 0 .37 ) $ 15 .69
2023 13 .03 0 .05 1 .98 2 .03 ( 0 .04 ) – ( 0 .04 ) 15 .02
2022 20 .05 0 .05 ( 4 .08 ) ( 4 .03 ) ( 0 .01 ) ( 2 .98 ) ( 2 .99 ) 13 .03
2021 17 .26 ( 0 .01 ) 3 .48 3 .47 ( 0 .06 ) ( 0 .62 ) ( 0 .68 ) 20 .05
2020 15 .33 0 .03 3 .03 3 .06 ( 0 .07 ) ( 1 .06 ) ( 1 .13 ) 17 .26
Class 2 shares
2024 14 .88 0 .03 0 .96 0 .99 ( 0 .02 ) ( 0 .31 ) ( 0 .33 ) 15 .54
2023 12 .91 0 .02 1 .96 1 .98 ( 0 .01 ) – ( 0 .01 ) 14 .88
2022 19 .93 0 .01 ( 4 .05 ) ( 4 .04 ) – ( 2 .98 ) ( 2 .98 ) 12 .91
2021 17 .17 ( 0 .06 ) 3 .47 3 .41 ( 0 .03 ) ( 0 .62 ) ( 0 .65 ) 19 .93
2020 15 .26 – 3 .01 3 .01 ( 0 .04 ) ( 1 .06 ) ( 1 .10 ) 17 .17

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .99% $ 162,112 0 .84% 0 .42% 33 .5%
15 .53 (c) 166,600 0 .85 0 .38 24 .6
( 20 .63 ) (c) 156,903 0 .84 0 .32 18 .0
20 .12 213,890 0 .82 ( 0 .04 ) 36 .6
22 .20 195,848 0 .84 0 .24 38 .8
6 .66 (c) 9,247 1 .09 0 .18 33 .5
15 .39 (c) 9,225 1 .10 0 .13 24 .6
( 20 .88 ) 8,383 1 .09 0 .07 18 .0
19 .86 10,497 1 .07 ( 0 .29 ) 36 .6
21 .87 8,414 1 .09 ( 0 .01 ) 38 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
U.S. LARGECAP BUFFER APRIL ACCOUNT
Class 2 shares
2024 $ 9 .90 $ 0 .03 $ 1 .82 $ 1 .85 ( $ 0 .06 ) ( $ 1 .24 ) ( $ 1 .30 ) $ 10 .45
2023(f) 10 .00 0 .03 1 .25 1 .28 ( 0 .06 ) ( 1 .32 ) ( 1 .38 ) 9 .90

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
18 .41% (c) $ 37,944 0 .96% (d) ,(e) 0 .31% 158 .4%
12 .87 (c) ,(g) 22,730 0 .98 (d) ,(h) ,(i) 0 .43 (h) 182 .4 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Subject to Manager's contractual expense limit.
(e) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(f) Period from March 29, 2023, date operations commenced, through December 31, 2023.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.
(i) Includes 0.03% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
U.S. LARGECAP BUFFER JANUARY ACCOUNT
Class 2 shares
2024 $ 10 .07 $ 0 .04 $ 1 .78 $ 1 .82 ( $ 0 .02 ) $ – ( $ 0 .02 ) $ 11 .87
2023 9 .99 0 .05 1 .90 1 .95 ( 0 .07 ) ( 1 .80 ) ( 1 .87 ) 10 .07
2022(g) 10 .00 – ( 0 .01 ) ( 0 .01 ) – – – 9 .99

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
18 .29% (c) $ 68,269 0 .96% (d) ,(e) 0 .33% 182 .8%
19 .42 (c) 58,333 0 .98 (d) ,(f) 0 .47 136 .3
0 .00 (c) ,(h) 26,581 0 .95 (d) ,(i) 3 .20 (i) 0 .0 (i)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Subject to Manager's contractual expense limit.
(e) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(f) Includes 0.03% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(g) Period from December 28, 2022, date operations commenced, through December 31, 2022.
(h) Total return amounts have not been annualized.
(i) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
U.S. LARGECAP BUFFER JULY ACCOUNT
Class 2 shares
2024 $ 11 .67 $ 0 .04 $ 2 .04 $ 2 .08 $ – ( $ 0 .11 ) ( $ 0 .11 ) $ 13 .64
2023 10 .16 0 .07 1 .78 1 .85 ( 0 .04 ) ( 0 .30 ) ( 0 .34 ) 11 .67
2022(e) 10 .00 0 .04 0 .15 0 .19 ( 0 .03 ) – ( 0 .03 ) 10 .16

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
17 .89% $ 38,893 0 .96% (c) ,(d) 0 .29% 136 .4%
18 .23 54,229 0 .96 (c) ,(d) 0 .61 69 .3
1 .93 (f) 26,247 0 .95 (c) ,(g) 0 .72 (g) 20 .0 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Subject to Manager's contractual expense limit.
(d) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(e) Period from June 29, 2022, date operations commenced, through December 31, 2022.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
U.S. LARGECAP BUFFER OCTOBER ACCOUNT
Class 2 shares
2024 $ 11 .70 $ 0 .04 $ 2 .20 $ 2 .24 ( $ 0 .01 ) ( $ 0 .04 ) ( $ 0 .05 ) $ 13 .89
2023 10 .51 0 .05 1 .98 2 .03 ( 0 .05 ) ( 0 .79 ) ( 0 .84 ) 11 .70
2022(f) 10 .00 0 .02 0 .51 0 .53 ( 0 .02 ) – ( 0 .02 ) 10 .51

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
19 .18% $ 59,841 0 .96% (c) ,(d) 0 .32% 43 .9%
19 .45 18,800 0 .97 (c) ,(e) 0 .47 47 .4
5 .29 (g) 17,978 0 .99 (c) ,(h) ,(i) 0 .68 (h) 180 .0 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Subject to Manager's contractual expense limit.
(d) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(e) Includes 0.02% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(f) Period from September 29, 2022, date operations commenced, through December 31, 2022.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.
(i) Includes 0.04% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of Principal Variable Contracts Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Principal Variable Contracts Funds, Inc. (the “Fund”) (comprising Blue Chip Account, Bond Market
Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Adaptive Allocation Account (formerly Diversified Balanced Volatility Control
Account), Diversified Balanced Strategic Allocation Account (formerly Diversified Balanced Managed Volatility Account), Diversified Growth Account, Diversified Growth
Adaptive Allocation Account (formerly Diversified Growth Volatility Control Account), Diversified Growth Strategic Allocation Account (formerly Diversified Growth Managed
Volatility Account), Diversified Income Account, Diversified International Account, Equity Income Account, Global Emerging Markets Account, Government & High Quality Bond
Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation
Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060
Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative
Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Account, U.S. LargeCap Buffer April Account, U.S.
LargeCap Buffer January Account, U.S. LargeCap Buffer July Account, and U.S. LargeCap Buffer October Account (collectively referred to as the “Funds”)), including the schedules of investments, as of December 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising the Fund at December 31, 2024, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Funds comprising the Fund
Statement of
operations
Statements of
changes in net assets
Financial highlights
Bond Market Index Account
Core Plus Bond Account
Diversified Balanced Account
Diversified Balanced Adaptive Allocation Account
(formerly Diversified Balanced Volatility Control Account)
Diversified Balanced Strategic Allocation Account
(formerly Diversified Balanced Managed Volatility Account)
Diversified Growth Account
Diversified Growth Adaptive Allocation Account
(formerly Diversified Growth Volatility Control Account)
Diversified Growth Strategic Allocation Account
(formerly Diversified Growth Managed Volatility Account)
Diversified Income Account
Diversified International Account
Equity Income Account
Global Emerging Markets Account
Government & High Quality Bond Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
LargeCap S&P 500 Managed Volatility Index Account
MidCap Account
Principal Capital Appreciation Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime 2060 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
SAM Balanced Portfolio
SAM Conservative Balanced Portfolio
SAM Conservative Growth Portfolio
SAM Flexible Income Portfolio
SAM Strategic Growth Portfolio
Short-Term Income Account
SmallCap Account
For the year ended
December 31, 2024
For each of the two
years in the period ended
December 31, 2024
For each of the five years in the period
ended December 31, 2024
Blue Chip Account
For the year ended
December 31, 2024
For each of the two
years in the period ended
December 31, 2024
For each of the four years in the period
ended December 31, 2024 and the period
from December 9, 2020, date operations
commenced, through December 31, 2020
U.S. LargeCap Buffer January Account
For the year ended
December 31, 2024
For each of the two
years in the period ended
December 31, 2024
For each of the two years in the period
ended December 31, 2024 and the period
from December 28, 2022, date operations
commenced, through December 31, 2022

Report of Independent Registered Public Accounting Firm

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, agent banks, brokers, portfolio company management and transfer agents; when replies were not received from agent banks or brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
February 21, 2025
Funds comprising the Fund
Statement of
operations
Statements of
changes in net assets
Financial highlights
U.S. LargeCap Buffer July Account
For the year ended
December 31, 2024
For each of the two
years in the period ended
December 31, 2024
For each of the two years in the period
ended December 31, 2024 and the period
from June 29, 2022, date operations
commenced, through December 31, 2022
U.S. LargeCap Buffer October Account
For the year ended
December 31, 2024
For each of the two
years in the period ended
December 31, 2024
For each of the two years in the period
ended December 31, 2024 and the period
from September 29, 2022, date operations
commenced, through December 31, 2022
U.S. LargeCap Buffer April Account
For the year ended
December 31, 2024
For the year ended December 31, 2024 and the period from March 29,
2023, date operations commenced, through December 31, 2023

Principal Variable Contracts Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Funds made distributions for the months of September 2024 and December 2024 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of this month end, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
September 2024
Fund Net Income Realized Gain Capital Sources
Diversified International Account 81.60% 18.40% 0.00%
Global Emerging Markets Account 27.72 0.00 72.28
MidCap Account 90.23 9.77 0.00
December 2024
Fund Net Income Realized Gain Capital Sources
U.S LargeCap Buffer April Account 98.51% 1.49% 0.00%

Federal Income Tax Information
Principal Variable Contracts Funds, Inc.
December 31, 2024 (unaudited)

Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended December 31,
2024 . Details of designated long-term capital gain dividends for federal income tax purposes are shown in the notes to financial statements.
To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended December 31, 2024 , that qualifies for the DRD are as follows:
Foreign Taxes Paid. The following funds elect under the Internal Revenue Code Section (“IRC”) 853 to pass through foreign taxes paid to their shareholders. The total amounts of foreign taxes reported on a per share basis in the year ended December 31, 2024 , are as follows:
The funds may receive a refund of taxes that can result in a redetermination of historical foreign taxes paid in accordance with IRC Section
905(c). The Funds will provide by February 28th annually, when applicable, any foreign tax redetermination on Principal’s Tax Center website under the Principal Variable Contracts Funds, Inc.’s Foreign Tax Redetermination Notices.
The latest Federal Income Tax Information is available on Principal's Tax Center website.
Website: https://www.principal.com/tax-center
Please consult your tax advisor if you have any questions.
DRD DRD
Blue Chip Account 0.00% Principal LifeTime 2020 Account 11.10%
Bond Market Index Account 0.00 Principal LifeTime 2030 Account 17.11
Core Plus Bond Account 0.23 Principal LifeTime 2040 Account 26.84
Diversified Balanced Account 25.64 Principal LifeTime 2050 Account 35.15
Diversified Balanced Adaptive Allocation Account 27.42 Principal LifeTime 2060 Account 36.95
Diversified Balanced Strategic Allocation Account 4.98 Principal LifeTime Strategic Income Account 9.43
Diversified Growth Account 31.59 Real Estate Securities Account 0.95
Diversified Growth Adaptive Allocation Account 32.18 SAM Balanced Portfolio 30.87
Diversified Growth Strategic Allocation Account 6.53 SAM Conservative Balanced Portfolio 18.75
Diversified Income Account 17.15 SAM Conservative Growth Portfolio 49.26
Diversified International Account 0.20 SAM Flexible Income Portfolio 13.08
Equity Income Account 95.14 SAM Strategic Growth Portfolio 70.90
Global Emerging Markets Account 0.23 Short-Term Income Account 0.00
Government & High Quality Bond Account 0.00 SmallCap Account 100.00
LargeCap Growth Account I 100.00 U.S. LargeCap Buffer April Account 11.84
LargeCap S&P 500 Index Account 91.65 U.S. LargeCap Buffer January Account 0.00
LargeCap S&P 500 Managed Volatility Index
Account 0.00 U.S. LargeCap Buffer July Account 0.00
MidCap Account 100.00 U.S. LargeCap Buffer October Account 0.00
Principal Capital Appreciation Account 100.00
Foreign Taxes
Per Share
Foreign
Source
Income
Foreign Taxes
Per Share
Foreign
Source
Income
Diversified Balanced Account $ 0.0022 6.02% Principal LifeTime 2030 Account $ 0.0012 2.60%
Diversified Balanced Adaptive Allocation Account 0.0016 6.37 Principal LifeTime 2040 Account 0.0019 4.16
Diversified Balanced Strategic Allocation Account 0.0018 6.44 Principal LifeTime 2050 Account 0.0021 5.42
Diversified Growth Account 0.0042 8.37 Principal LifeTime 2060 Account 0.0020 5.74
Diversified Growth Adaptive Allocation Account 0.0024 8.69 Principal LifeTime Strategic Income Account 0.0006 1.36
Diversified Growth Strategic Allocation Account 0.0029 9.67 SAM Balanced Portfolio 0.0015 5.05
Diversified Income Account 0.0011 3.16 SAM Conservative Balanced Portfolio 0.0008 4.73
Diversified International Account 0.0370 59.45 SAM Conservative Growth Portfolio 0.0027 6.69
Global Emerging Markets Account 0.0837 76.87 SAM Flexible Income Portfolio 0.0003 3.10
Principal LifeTime 2020 Account 0.0009 1.51 SAM Strategic Growth Portfolio 0.0040 8.86

Changes in and Disagreements with Accountants (N-CSR Item 8)
Principal Variable Contracts Funds, Inc.
December 31, 2024

During the two most recent fiscal years and any subsequent interim period, there have been no changes in or disagreements with Accountants.

Proxy Disclosures (N-CSR Item 9)
Principal Variable Contracts Funds, Inc.
December 31, 2024

During the period covered by this report, there were no matters submitted through the solicitation of proxies or otherwise.

Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)
Principal Variable Contracts Funds, Inc.
December 31, 2024

The Principal Variable Contracts Funds, Inc. (the “Funds”) do not pay any remuneration to its officers or to any Board Members who serve as
Interested Board Members. The Board annually considers a proposal to reimburse the Manager for certain expenses, including a portion of the
Chief Compliance Officer’s compensation. If the proposal is adopted, these amounts are allocated across all Funds based on relative net assets of each portfolio. Directors’ expenses and Chief Compliance Officer’s compensation paid by the Funds are included in the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Variable Contracts Funds, Inc.
December 31, 2024

During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds, Inc. (“PVC”) approved the renewal of the
Management Agreement and various sub-advisory agreements for all Funds.
Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements
At its September 11, 2024 meetings, the Board performed its annual review and renewal process relating to the Management Agreement and the
Sub-Advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PVC, as defined in the 1940 Act (the
“Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between the Principal Global
Investors, LLC (the “Manager”) and PVC, on behalf of each of the thirty-seven (37) series of PVC (each series is referred to as a “Fund”); and
(2) the Sub-Advisory Agreements between the Manager and each of Brown Advisory, LLC; Principal Real Estate Investors, LLC (“Principal-
REI”); Spectrum Asset Management Inc. (“Spectrum”) and T. Rowe Price Associates, Inc. (collectively, the “Sub-Advisors”). The Management
Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, reviewed a broad range of information including, among other information, information regarding performance, investment advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale and indirect or “fall-out” benefits.
Management Agreement
With respect to the Management Agreement for each Fund, the Board considered, among other factors, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds.
The Board concluded that a relationship with a capable and conscientious investment advisor is in the best interests of each Fund. In addition, the Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the
Management Agreement for each Fund.
Nature, Extent and Quality of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreements, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager.
The Board concluded that appropriate resources were provided under the Management Agreements. The Board also considered that for certain
Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-Advisors. The
Board noted that the Manager’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub-advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated Sub-Advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund.
The Board considered the Manager’s due diligence process for monitoring and replacing Sub-Advisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the level of compliance attained by the Funds. The Board noted that they had previously reviewed annual best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds and included this information in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-
year period ended March 31, 2024 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2024, and compared those returns to various agreed-upon performance measures, including, for all Funds peer-group data based upon a broad-based industry category determined using Morningstar Direct data (“Performance Universe”).

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Variable Contracts Funds, Inc.
December 31, 2024

For Funds or Sub-Advisors that did not have a five-year performance history, the Board reviewed performance information for a three-year period ended March 31, 2024, if available. For Funds or Sub-Advisors that did not have a three-year performance history, the Board reviewed performance information for a one-year period ended March 31, 2024, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2024, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered.
The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the
Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain
Sub-Advisors or affiliated portfolio management teams for multi-manager Funds, that had not attained, during the relevant period(s), a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund, Sub-Advisor or portfolio management team, remedial efforts being undertaken to improve performance and/or the Manager’s explanation for the performance of such Fund, Sub-Advisor or portfolio management team.
The Board considered the Manager’s due diligence process for evaluating the performance of all Funds, all Sub-Advisors and all affiliated portfolio management teams, for which they receive regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub-Advisors or affiliated portfolio management teams at the appropriate time, if necessary, subject to Board oversight.
Fees and Expenses
The Board considered each Fund’s contractual and effective management fee rates. For each Fund, other than as noted below, the Board received certain information from Broadridge. For Funds, the Board received information comparing each Fund’s (1) contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate (after any fee waivers) at average fiscal-year asset levels,
(3) actual non-management expense rate at average fiscal-year asset levels and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Class 1 shares for each PVC Fund, except as described below; to investment advisory fee rates, non-management expense rates and expense ratios of funds in a peer group selected by
Broadridge (“Expense Group”) and a broad-based industry category defined by Broadridge (“Expense Universe”). For PVC Funds that do not offer Class 1 shares or for which Class 1 shares represented less than 5% of the PVC Fund’s total assets, comparative fee and expense information was provided based upon Class 2 shares (or Class 3 shares if the PVC Fund does not issue Class 2 shares).
In evaluating the contractual and effective management fee rates, the Board considered a variety of factors, including the contractual and effective fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, sub-
advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, indirect benefits, and expense caps and fee waivers. The Board considered the impact of changes in sub-advisory fee rates put into effect since September 2023. The Board considered that certain PVC Funds with similar investment strategies and policies have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates. In reviewing the fee rates of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to and the risks involved in sponsoring the Funds and the services provided to and the risks involved in sponsoring such other accounts. For most Funds, effective net management fee rates were within the third quartile or better when compared to the applicable Expense Group. For some Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better. Discussion is set forth below regarding specific factors relevant to the Board’s review of certain other Funds.
With respect to the PVC Principal LifeTime Accounts, the Board noted that the Funds do not pay Fund-level management fees and reviewed the actual non-management expenses of the Funds. The Board reviewed the total net expense ratios of the Funds, including acquired fund fees and expenses, and noted that the total net expense ratio, including acquired fund fees and expenses, for Class 1 shares of each of the PVC Principal
LifeTime Accounts was in the third quartile or better in the Expense Group, and that the total net expense ratio, including acquired fund fees and expenses.
In concluding that the Management Agreement for the PVC Principal LifeTime Accounts should be renewed, the Board considered all relevant factors, including each Fund’s actual non-management expenses, which the Board concluded were reasonable, and the fees and expenses of the underlying Funds in which each Fund invests, which the Board evaluated individually and concluded were reasonable. The Board also considered that the Manager intended to reallocate a portion of the assets of the PVC Principal LifeTime Accounts to different underlying Funds and had proposed certain reductions in the management fees and/or expense caps of certain underlying Funds held by the PVC Principal LifeTime
Accounts, noting that such reallocations and reductions would have the effect of reducing the amounts of acquired fund fees and expenses borne by the PVC Principal LifeTime Accounts. In considering the performance of each of the PVC Principal LifeTime Accounts, the Board noted that for each Fund, the Fund’s performance ranked in the third quartile or better of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2024.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Variable Contracts Funds, Inc.
December 31, 2024

The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes. The list of agreed upon expense caps and fee waivers is the result of the Manager’s proposals to extend the expense caps and fee waivers for certain Funds and share classes and to terminate the expense caps and fee waivers for other Funds and share classes that are projected to continue to operate below current applicable expense caps.
With regard to the PVC Bond Market Index Account the Board accepted management’s proposal to amend the Management Agreement for the
Fund to add one or more new breakpoints to the management fee schedule and considered the new breakpoint or breakpoints in concluding that the Management Agreement, as amended, should be renewed.
With regard to each of PVC Government & High Quality Bond Account and PVC LargeCap S&P 500 Index Account, the Board accepted management’s proposal to amend the management fee schedule for the Fund to reduce the effective management fee rate payable at all asset levels and considered this fee reduction in concluding that the Management Agreement, as amended, should be renewed.
Profitability
The Board reviewed detailed information regarding revenues the Manager, received under the Management Agreement and the estimated direct and indirect costs incurred in providing to each Fund the services described in the applicable Management Agreements for the year ended
December 31, 2023. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated
Sub-Advisors (Principal-REI and Spectrum) and the aggregated return on revenue to the Manager and its affiliates for the year ended December
31, 2023.
The Board noted that the Manager compensates each Sub-Advisor from its own management fee and considered the pro forma impact on the
Manager’s returns on revenue from the reductions of certain Funds’ effective management fee rates described above and the reductions of certain Funds’ effective sub-advisory fee rates described below. The Board concluded that, for each Fund, the profitability to the Manager of the
Management Agreement was not unreasonable.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint analysis that was received by the Board in March 2024 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost savings passed along to the Funds as a result of certain expense caps and fee waivers. The Board also considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board noted management's explanation of efficiencies in the Manager's cost structure. The Board concluded that the fee schedule for each Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale.
The Board noted that the PVC Principal LifeTime Accounts do not directly pay management fees, although shareholders bear a portion of the cost of the management fees at the underlying fund level as reflected in the acquired fund fees and expenses.
The Board also noted that the management fee schedules for PVC Diversified Balanced Account, PVC Diversified Balanced Adaptive Allocation
Account, PVC Diversified Balanced Strategic Allocation Account, PVC Diversified Growth Adaptive Allocation Account, PVC Diversified
Growth Strategic Allocation Account and PVC Diversified Income Account do not include breakpoints, but that each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including each such Fund’s fee rate and current asset level, the Board determined that no breakpoints were necessary at this time.
The Board further determined that no breakpoints were necessary at this time for the management fee schedules of PVC LargeCap S&P 500
Managed Volatility Index Account, PVC U.S. LargeCap Buffer January Account, PVC U.S. LargeCap Buffer April Account, PVC U.S. LargeCap
Buffer July Account and PVC U.S. LargeCap Buffer October Account due to, among other factors, their current asset levels and, with respect the
PVC U.S. LargeCap Buffer Accounts, taking into account historical levels of profitability to the Manager.
Other Benefits to Manager
The Board also considered the character and amount of other indirect benefits received by the Manager and its affiliates from their relationships with the Funds. The Board noted that the Manager uses Fund commissions to buy Section 28(e)-eligible products and services. The Board concluded that, on the basis of the information provided, the indirect benefits received by the Manager and its affiliates were appropriate.
Special Circumstances

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Variable Contracts Funds, Inc.
December 31, 2024

For certain Funds, in reaching the conclusion that the Management Agreement should be renewed, the Board included within their considerations certain other actions taken by the Board.
Sub-Advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The Board also considered the Sub-Advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the sub-advised Funds under the Sub-Advisory
Agreements were satisfactory.
Investment Performance
As to each sub-advised Fund, the Manager recommended the renewal of each Sub-Advisory Agreement. Based upon all relevant factors, the
Board concluded that each Sub-Advisor is qualified and that either: (1) the investment performance of the Sub-Advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-Advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being undertaken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-Advisory Agreement. In each case involving underperformance, the
Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rate(s), noting that the Manager compensates each Sub-Advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, other than as noted below, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate(s) at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub-advised funds in the Broadridge classification.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub-advisory fee rates and the factor of profitability, with respect to unaffiliated Sub-Advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the Manager and the Sub-
Advisor. The Board considered the profitability of the affiliated Sub-Advisors, taking into account the changes in the sub-advisory fee schedules noted above, as applicable, in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-Advisors
The Board also considered the character and amount of other indirect benefits received by each Sub-Advisor when evaluating the sub-advisory fees. The Board considered as a part of this analysis each Sub-Advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the indirect benefits received by each Sub-Advisor were appropriate.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Principal.com
This report must be preceded or accompanied by a current prospectus for the Principal Variable
Contracts Funds, Inc.
Principal Variable Contracts Funds, Inc., are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2024 Principal Financial Services, Inc. | MM1290-31 | 12/2024 | 4065839

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no changes or disagreements with Accountants. Changes in and disagreements with Accountants would be included as part of the Financial Statements filed under Item 7 of this form.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES

Proxy Disclosures are included as part of the Financial Statements filed under Item 7 of this form.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Statement Regarding Basis for Approval of Investment Advisory Contracts is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 16 – CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

(a) Not applicable.

(b) Not applicable.

ITEM 19 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906CERT.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Variable Contracts Funds, Inc.

By	/s/ Kamal Bhatia

               Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	2/19/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

              Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	2/19/2025

By	/s/ Michael Scholten

              Michael Scholten, Chief Financial Officer (Principal Financial Officer)

Date	2/19/2025